AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 27, 2010

1933 Act No. 333-74295
1940 Act No. 811-09253

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 155 [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 156 [X]

WELLS FARGO FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

525 Market Street
San Francisco, California 94105
(Address of Principal Executive Offices)
(800) 222-8222
(Registrant's Telephone Number)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, California 94105
(Name and Address of Agent for Service)

With a copy to:

Marco E. Adelfio, Esq.
Goodwin Procter LLP
901 New York Avenue, N.W.
Washington, D.C. 20001

It is propsed that this filing will become effective: (check appropriate box)
immediately upon filing pursuant to paragraph (b)
on [date] pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(i)
X	on July 16, 2010 pursuant to paragraph (a)(i)
75 days after filing pursuant to paragraph (a)(ii)
X	on July 16, 2010 pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-efective amendment

Explanatory Note: This Post-Effective Amendment No. 155 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") is being filed primarily to register new series of the Trust, a new Class C share class for the Index Fund series, and new Institutional Class and Class R share classes for the International Core Fund (to be renamed the International Equity Fund) series.

WellsFargo
Advantage Funds® - Allocation Funds
Prospectus July 19, 2010
Asset Allocation Fund Class A - EAAFX, Class B - EABFX, Class C - EACFX Classes A, B, C

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

Wells Fargo Advantage Funds - Allocation Funds

Asset Allocation Fund

Investment Objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages __ and __ of the Prospectus and "Additional Purchase and Redemption Information" on page __ of the SAI.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	5.00%	1.00%

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

The Fund is a diversified investment, consisting of stock, bond and alternative investment strategy funds, with an emphasis on stock funds. The Fund invests all of its investable assets in Asset Allocation Trust ("AAT"), an investment company managed by Grantham, Mayo, Van Otterloo & Co., LLC ("GMO"). AAT, in turn, invests its assets in GMO-managed mutual funds ("underlying funds") and may be exposed to U.S. and foreign equity securities (including both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), and, from time to time, other alternative asset classes.

Principal Investment Risks

Because the Fund invests all of its investable assets in AAT, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks include risks that result from the Fund's indirect investments in the underlying funds. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified. In addition, some of the underlying funds in which the Fund indirectly invests have a policy that permits those funds to concentrate their investments in particular sectors,industries or countries. An underlying fund that concentrates its investments in a limited number of sectors, industries or countries will be more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries or countries than a fund that invests its assets more broadly, and the value of the underlying fund's shares may be more volatile.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Currency Hedging Risk. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

High Yield Securities Risk. High yield securities, i.e. "junk bonds" are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and may be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Large Shareholder Risk. If a large shareholder in an underlying fund sells shares of the underlying fund, the underlying fund's performance may be adversely affected.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Disruption and Geopolitical Risk. Geopolitical events such as wars and terrorist attacks may adversely affect securities markets and individual issuers.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Underlying Funds Risk. The risks associated with each Portfolio include the risks related to each Underlying Fund in which the Portfolio invests.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Advisor	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Ben Inker1/2010

1

The Fund invests all of its assets directly in Asset Allocation Trust, for which GMO serves as investment adviser. Mr. Inker, an employee of GMO, is responsible for coordinating the portfolio management of Asset Allocation Trust.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares "beginning on page XX of the Prospectus.

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Buying Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Class A and Class C: $1,000
Class B shares are generally
closed to new investment.

Minimum Additional
Investment
All Classes: $100
See How to Buy Shares
beginning on page ___ of the
Prospectus

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston,MA 02266-8266 Internet: www.wellsfargo.com/ advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

Key Fund Information

This Prospectus contains information about the Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of the Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

  what the Fund is trying to achieve;

  how we intend to invest your money; and

  what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of the Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis.

Principal Risk Factors

This section lists the principal risk factors for the Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

Asset Allocation Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
PORTFOLIO MANAGER Ben Inker[1]
FUND INCEPTION: July 16, 2010 CLASS A Ticker: EAAFX Fund Number: 4312 CLASS B Ticker: EABFX Fund Number: 389 CLASS C Ticker: EACFX Fund Number: 4518

1

The Fund invests all of its assets directly in Asset Allocation Trust, for which GMO serves as investment adviser. Mr. Inker, an employee of GMO, is responsible for coordinating the portfolio management of Asset Allocation Trust.

Investment Objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Principal Investments

The Fund's target allocation is as follows:

  25% of the Fund's [total/net] assets in fixed income securities; and

  25% of the Fund's [total/net] assets in equity securities.

Principal Investment Strategies

The Fund is a diversified investment, consisting of stock, bond and alternative investment strategy funds, with an emphasis on stock funds. The Fund invests all of its investable assets in AAT, an investment company managed by GMO. AAT, in turn, invests its assets in GMO-managed mutual funds ("underlying funds") and may be exposed to U.S. and foreign equity securities (including both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), and, from time to time, other alternative asset classes. AAT is currently wholly owned by the Fund.

GMO uses proprietary quantitative models to determine the choice and weighting of the underlying funds in which AAT invests. These models use multi-year forecasts of relative value and risk among the asset classes (e.g., U.S. equity, foreign equity, emerging country equity, emerging country debt, U.S. fixed income, and foreign fixed income) in which the underlying funds invest. GMO shifts AAT's investments in the underlying funds in response to changes in GMO's investment outlook and market valuations and to accommodate cash flows, and intends to expose at least 25% of AAT's assets to fixed income investments and at least 25% of AAT's assets to equity investments. GMO regularly reviews the investments of AAT and may sell a holding of AAT when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or GMO has identified a more attractive investment opportunity.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

Because the Fund invests all of its investable assets in AAT, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks include risks that result from the Fund's indirect investments in the underlying funds. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified. In addition, some of the underlying funds in which the Fund indirectly invests have a policy that permits those funds to concentrate their investments in particular sectors, industries or countries. An underlying fund that concentrates its investments in a limited number of sectors, industries or countries will be more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries or countries than a fund that invests its assets more broadly, and the value of the underlying fund's shares may be more volatile.

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk
Currency Hedging Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Foreign Investment Risk
Growth Style Investment Risk
High Yield Securities Risk
Issuer Risk
Large Shareholder Risk

Leverage Risk
Liquidity Risk
Management Risk
Market Disruption and Geopolitical Risk
Market Risk
Mortgage- and Asset-Backed Securities Risk
Regulatory Risk
Smaller Company Securities Risk
Underlying Funds Risk
Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks."

Because the Fund invests all of its investable assets in AAT, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks include risks that result from the Fund's indirect investments in the underlying funds. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified. In addition, some of the underlying funds in which the Fund indirectly invests have a policy that permits those funds to concentrate their investments in particular sectors,industries or countries. An underlying fund that concentrates its investments in a limited number of sectors, industries or countries will be more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries or countries than a fund that invests its assets more broadly, and the value of the underlying fund's shares may be more volatile.

The principal risks for the Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Counter-Party Risk
 When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Currency Hedging Risk
 An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. To manage currency exposure, a Fund may purchase currency futures or enter into forward currency contracts to "lock in" the U.S. dollar price of the security. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract. Similar to a forward currency contract, currency futures contracts are standardized for the convenience of market participants and quoted on an exchange. To reduce the risk of one party to the contract defaulting, the accrued profit or loss from a futures contract is calculated and paid on a daily basis rather than on the maturity of the contract.

Debt Securities Risk
 Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as assetbacked securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

Derivatives Risk
 The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Emerging Markets Risk
Emerging markets securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries. Emerging markets may be under-capitalized and have less developed legal and financial systems than markets in the developed world. Additionally, emerging markets may have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk
 Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Growth Style Investment Risk
 Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

High Yield Securities Risk
 High yield securities (sometimes referred to as "junk bonds") are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and their values may be more volatile than higher-rated securities of similar maturity. The value of these securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these securities may be less liquid and more difficult to value than higher-rated securities.

Issuer Risk
 The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Large Shareholder Risk
To the extent that shares of an underlying fund are held by large shareholders (e.g., institutional investors or asset allocation funds), they are subject to the risk that these shareholders will reallocate or rebalance their investments. These transactions will affect the underlying funds, since they may have to sell portfolio securities in order to satisfy redemption requests or purchase portfolio securities in order to invest cash. This risk will be particularly pronounced if one shareholder owns a substantial portion of an underlying fund. These transactions could adversely affect the underlying funds' performance to the extent that the underlying funds are required to sell investments or invest cash at times when they would not otherwise do so. These transactions may also accelerate the realization of taxable income to the shareholder if such sales of investments result in gains, and may also increase transaction costs.

Leverage Risk
 Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk
A security may not be sold at the time desired or without adversely affecting the price.

Management Risk
 We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

Market Disruption and Geopolitical Risk
The Fund is subject to the risk that geopolitical events may disrupt securities markets and adversely affect global economies and markets generally. The war in Iraq has had a substantial effect on economies and securities markets in the U.S. and worldwide. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks of September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar future events cannot be ruled out. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Those events, as well as other changes in foreign and domestic economic and political conditions, also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund's investments. At such times, the Fund's exposure to the risks described elsewhere in this section, including stock market risk and credit risk, can increase. Also, the value of the Fund's investments may be adversely affected by acts of terrorism and other changes in foreign and domestic economic and political conditions. In addition, market disruptions might make it difficult for the underlying funds to stay fully invested in the relevant asset class, such as domestic equities, foreign equities, or implement their investment programs for a period of time. For example, a disruption may cause the underlying funds' derivative counterparties to discontinue offering derivatives on certain underlying securities, reference rates, or indices or to offer such products on a more limited basis.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets. The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

Mortgage- and Asset-Backed Securities Risk
 Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. In addition, mortgage dollar rolls are transactions in which a Fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. Mortgage- and asset-backed securities, including mortgage dollar roll transactions, are subject to certain additional risks. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. This is known as extension risk. In addition, these securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their debts sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk. These securities also are subject to risk of default on the underlying mortgage or assets, particularly during periods of economic downturn.

Regulatory Risk
 Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk
Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Underlying Funds Risk
 The risks associated with the Fund include the risks related to each underlying fund in which it invests. We seek to reduce the risk of your investment by diversifying among underlying funds that invest in stocks and bonds. You still have the risks of investing in various asset classes, such as market risks relating to stocks and, in some cases bonds, as well as the risks of investing in a particular underlying fund, such as risks relating to the particular investment management style and that the underlying fund may underperform other similarly managed funds. To the extent that an underlying fund actively trades its securities, a portfolio will experience a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains. Investments in a portfolio result in your incurring greater expenses than if you were to invest directly in the underlying funds in which the portfolio invests. There can be no assurance that any mutual fund, including an underlying fund, will achieve its investment objective.

Value Style Investment Risk
Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Fund and approves the selection of various companies hired to manage the Fund's operations. Except for the Fund's investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

The Investment Adviser

Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Fund and for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as described in the Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory agreement for the Fund is available in the Fund's semiannual report for the fiscal half-year ended [  ], 2010.

For the Fund's most recent fiscal year end, the advisory fee paid to Funds Management was as follows:

Advisory Fees Paid
Fund Name	As a % of average daily net assets
Asset Allocation Fund	[ ]%

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Fund and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator, principal underwriter, and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

Ben Inker Asset Allocation Fund

The Acquiring Fund will invest all of its assets directly in AAT. Day-to-day management of AAT is the responsibility of GMO's Asset Allocation Division (the "Division"). The Division's members work collaboratively to manage AAT's portfolio, and no one person is primarily responsible for day-to-day management of AAT. Ben Inker, the senior member of the Division, allocates the responsibility for portions of AAT's portfolio to various members of the Division, oversees the implementation of the trades on behalf of AAT, reviews the overall composition of the portfolio, including compliance with stated investment objectives and strategies, and monitors cash flows. Mr. Inker has served as a senior member of the Division responsible for coordinating the portfolio management of AAT (and previously the Target Fund) since the Target Fund's inception. Mr. Inker is Director of the Division. He has been responsible for overseeing the portfolio management of GMO's asset allocation portfolios since 1996.

Dormant Multi-Manager Arrangement

The Board has adopted a"multi-manager"arrangement for the Asset Allocation Fund. Under this arrangement, the Fund and Funds Management may engage one or more sub-advisers to make day to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the"multi-manager"arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

A Choice of Share Classes

After choosing a Fund, your next most important choice will be which share class to buy. The table below summarizes the features of the classes of shares available through this Prospectus. The Fund no longer offers Class B shares, except in connection with the reinvestment of any distributions and exchanges of Class B shares for Class B shares of other Wells Fargo Advantage Funds permitted by our exchange policy (see "How to Exchange Shares" later in this Prospectus). Specific Fund charges may vary, so you should review the Fund's fee table as well as the sales charge schedules that follow. Finally, you should review the "Reductions and Waivers of Sales Charges" section of the Prospectus before making your decision as to which share class to buy.

	Class A	Class B1	Class C
Initial Sales Charge	5.75%	None. Your entire investment goes to work immediately.	None. Your entire investment goes to work immediately.
Contingent deferred sales charge (CDSC)	None (except that a charge of 1% applies to certain redemptions made within eighteen months, following purchases of $1 million or more without an initial sales charge).	5% and declines until it reaches 0% at the beginning of the 7th year.	1% if shares are sold within one year after purchase.
Ongoing distribution (12b-1) fees	None.	0.75%	0.75%
Purchase maximum	None.Volume reductions given upon providing adequate proof of eligibility.	$100,000	$1,000,000
Annual Expenses	Lower ongoing expenses than Classes B and C.	Higher ongoing expenses than Class A because of higher 12b-1 fees.	Higher ongoing expenses than Class A because of higher 12b-1 fees.
Conversion feature	Not applicable.	Yes. Converts to Class A shares after a certain number of years depending on the Fund, so annual expenses decrease.	No. Does not convert to Class A shares, so annual expenses do not decrease.

1

Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges and in connection with the closing of a reorganization. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B share attributes, including associated CDSC schedules, conversion features, any applicable CDSC waivers, and distribution plan and shareholder services plan fees,will continue in effect.

Information regarding the Fund's sales charges, breakpoints, and waivers is available free of charge on our Web site at www.wellsfargo.com/advantagefunds. You may wish to discuss this choice with your financial consultant.

Class A Shares Sales Charge Schedule

If you choose to buy Class A shares, you will pay the public offering price (POP) which is the net asset value (NAV) plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.

Class A Sales Charge Schedule
Amount of Purchase	Front-end Sales Charge As % of Public Offering Price	Front-end Sales Charge As % of Net Amount Invested
Less than $50,000	5.75%	6.10%
$50,000 - $99,999	4.75%	4.99%
$100,000 - 249,999	3.75%	3.90%
$250,000 - 499,999	2.75%	2.83%
$500,000 - $999,999	2.00%	2.04%
$1,000,000 and over[1]	0.00%	0.00%

1

We will assess a 1.00% CDSC on Class A share purchases of $1,000,000 or more if they are redeemed within eighteen months from the date of purchase, unless the dealer of record waived its commission.Certain exceptions apply (see "CDSC Waivers"). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

Class B Shares CDSC Schedules

Class B shares are closed to new investors and additional investments from existing shareholders, except that existing shareholders of Class B shares may reinvest any distributions into Class B shares and exchange their Class B shares for Class B shares of other Wells Fargo Advantage Funds (as permitted by our exchange policy) and except specified persons may acquire Class B shares of a Fund in connection with the closing of a reorganization. No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Fund, except through a distribution reinvestment or permitted exchange or in connection with the closing of a reorganization. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B shares attributes, including associated CDSC schedules, conversion features, any applicable CDSC waivers, and distribution plan and shareholder services plan fees, will continue in effect. Existing shareholders of Class B shares who redeem their shares within six years of the purchase date may pay a CDSC based on how long such shareholders have held their shares. Certain exceptions apply (see "CDSC Waivers"). The CDSC schedules are as follows:

Class B Shares CDSC Schedule for the Funds
Redemption Within	1 Year	2 Years	3 Years	4 Years	5 Years	6 Years	7 Years	8 Years
CDSC	5.00%	4.00%	3.00%	3.00%	2.00%	1.00%	0.00%	A shares

To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

If you exchange Class B shares received in a reorganization for Class B shares of another Fund, you will retain the CDSC schedules of your exchanged shares. Additional shares purchased will age at the currently effective higher CDSC schedule first shown above.

Class B shares received in the reorganization of the Strong Funds in exchange for Strong Fund shares purchased prior to April 11, 2005, are subject to the following CDSC schedule on the exchanged shares, and such shares convert to Class A shares automatically after eight years:

Class B Shares CDSC Schedule (for all prior Strong Funds) (for shares received in exchange for Strong Fund shares purchased prior to April 11, 2005)
Redemption Within	1 Year	2 Years	3 Years	4 Years	5 Years	6 Years	7 Years	8 Years	9 Years
CDSC	5.00%	4.00%	4.00%	3.00%	2.00%	1.00%	0.00%	0.00%	A shares

Class C Shares Sales Charges

If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. At the time of purchase, the Fund's distributor pays sales commissions of up to 1.00% of the purchase price to selling agents and up to 1.00% annually thereafter. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to pay higher ongoing expenses.

Reductions and Waivers of Sales Charges

Generally, we offer more sales charge reductions or waivers for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions or waivers when you are deciding which share class to buy. Consult the Statement of Additional Information for further details regarding reductions and waivers of sales charges.

Class A Shares Sales Charge Reductions and Waivers
 You can pay a lower or no sales charge for the following types of purchases. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility.

  You pay no sales charges on Fund shares you buy with reinvested distributions.

  You pay a lower sales charge if you are investing an amount over a breakpoint level. See"Class A Shares Sales Charge Schedule"above.

  You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 120 days of the date of the redemption. (Please note, you will still be charged any applicable CDSC on Class B shares you redeem.)

  By signing a Letter of Intent (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. Reinvested dividends and capital gains do not count as purchases made during this period.We will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

  Rights of Accumulation (ROA) allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A orWealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

How a Letter of Intent Can Save You Money!
If you plan to invest, for example, $100,000 in a Wells Fargo Advantage Fund in installments over the next year, by signing a letter of intent you would pay only 3.50% sales load on the entire purchase. Otherwise, you might pay 4.50% on the first $49,999, then 4.00% on the next $50,000!

Accounts That Can Be Aggregated
 You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust account over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
Retirement Plans
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement		X
SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts[1]	X
401(k) Plan accounts		X
Other Accounts
529 Plan accounts[2]		X
Accounts held through other brokerage firms		X

1	Effective January 1, 2009, Wells Fargo Advantage Funds will no longer offer new or accept purchases in existing 403(b) accounts utilizing the Wells Fargo Advantage Funds prototype agreement.
2

These accounts may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.

Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21. Class A shares purchased at NAV will not be aggregated with other Fund shares for purposes of receiving a volume discount.

Class A Shares Sales Charge Waivers for Certain Parties
We reserve the right to enter into agreements that reduce or waive sales charges for groups or classes of shareholders. If you own Fund shares as part of another account or package such as an IRA or a sweep account, you should read the materials for that account. Those terms may supercede the terms and conditions discussed here. If you fall into any of the following categories, you can buy Class A shares at NAV:

  Current and retired employees, directors/trustees and officers of: 1) Wells Fargo Advantage Funds (including any predecessor funds); 2) Wells Fargo & Company and its affiliates; and 3) family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

  Current employees of: 1) the Fund's transfer agent; 2) broker-dealers who act as selling agents; 3) family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above; and 4) each Fund's sub-adviser, but only for the Fund(s) for which such sub-adviser provides investment advisory services.

  Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund's distributor that allows for load-waived Class A purchases.

  Investment companies exchanging shares or selling assets pursuant to a reorganization, merger, acquisition, or exchange offer to which the Fund is a party.

  Section 529 college savings plan accounts.

  Insurance company separate accounts.

  Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM), subject to review and approval by Funds Management.

  Investors who held Advisor Class shares of a Wells Fargo Advantage Fund at the close of business on June 20, 2008 (the "Eligibility Time"), so long as the following conditions are met: 1) any purchases at NAV are limited to Class A shares of the same Fund in which the investor held Advisor Class shares at the Eligibility Time; 2) share purchases are made in the same account through which the investor held Advisor Class shares at the Eligibility Time; 3) the owner of the account remains the same as the account owner at the Eligibility Time; and 4) following the Eligibility Time, the account maintains a positive account balance at some time during a period of at least six months in length.

Investors who held Advisor Class shares at the Eligibility Time are also eligible to exchange their Class A shares for Class A shares of another Wells Fargo Advantage Fund without imposition of any Class A sales charges and would be eligible to make additional purchases of Class A shares of such other Fund at NAV in the account holding the shares received in exchange.

The eligibility of such investors that hold Fund shares through an account maintained by a financial institution is also subject to the following additional limitation. In the event that such an investor's relationship with and/or the services such investor receives from the financial institution subsequently changes, such investor shall thereafter no longer be eligible to purchase Class A shares at NAV. Please consult with your financial representative for further details.

  Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

  Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment "wrap accounts"or through an omnibus account maintained with a Fund by a broker-dealer.

CDSC Waivers

  You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

  We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 70½ according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

  We waive the CDSC for redemptions made in the event of the last surviving shareholder's death or for a disability suffered after purchasing shares. ("Disabled" is defined in Internal Revenue Code Section 72(m)(7).)

  We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or effect a Fund liquidation.

  We waive the Class C shares CDSC if the dealer of record waived its commission.

  We waive the Class C shares CDSC where a Fund did not pay a sales commission at the time of purchase.

We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supercede the terms and conditions discussed here. Contact your selling agent for further information.

Compensation to Dealers and Shareholders Servicing Agents

Distribution Plan
 The Fund has adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act for the Class B and Class C shares. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services or other activities including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. Fees paid under the 12b-1 Plan by Class B shares that are closed to new investors and additional investments (except in connection with reinvestment of any distributions and permitted exchanges) primarily cover past sales and distribution services, as well as ongoing services to shareholders. The fees paid under this 12b-1 Plan are as follows:

Fund	Class B	Class C
Asset Allocation Fund	%	%

These fees are paid out of the Fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Shareholder Servicing Plan
The Fund has a shareholder servicing plan. Under this plan, the Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmationsof transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above.The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

Pricing of Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET).To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if,among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security.We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

How to Open an Account

You can open a Wells Fargo Advantage Funds account through any of the following means:

  directly with the Fund. Complete a Wells Fargo Advantage Funds application, which youmay obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

  through a brokerage account with an approved selling agent; or

  through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

How to Buy Shares

This section explains how you can buy shares directly from Wells Fargo Advantage Funds. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts IRAs, IRA rollovers, Roth IRAs UGMA/UTMA accounts Employer Sponsored Retirement Plans	$1,000 $250 $50 no minimum	$100 $100 $50 no minimum
Buying Shares	Opening an Account	Adding to an Account
By Internet

A new account may not be opened by
Internet unless you have another Wells
Fargo Advantage Fund account with your
bank information on file. If you do not
currently have an account, refer to the
section on buying shares by mail or wire.

  To buy additional shares or buy shares of a new Fund, visit www.wellsfargo.com/ advantagefunds.

  Subsequent online purchases have a minimum of $100 and a maximum of $100,000.You may be eligible for an exception to this maximum.Please call Investor Services at 1-800-222-8222 for more information.

By Mail

  Complete and sign your account application.

  Mail the application with your check made payable to the Fund to Investor Services at:

Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston,MA 02266-8266

Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton,MA 02021-2809

  Enclose a voided check (for checking accounts) or a deposit slip (savings accounts). Alternatively, include a note with your name, the Fund name, and your account number.

  Mail the deposit slip or note with your check made payable to the Fund to the address on the left.

By Telephone

A new account may not be opened by
telephone unless you have another Wells
Fargo Advantage Fund account with your
bank information on file. If you do not
currently have an account, refer to the
section on buying shares by mail
or wire.

To buy additional shares or to buy shares of a new Fund call: Investor Services at 1-800-222-8222 or 1-800-368-7550 for the automated phone system.
By Wire

  Complete, sign and mail your account application (refer to the section on buying shares by mail)

  Provide the following instructions to your financial institution:

State Street Bank & Trust
Boston, MA
Bank Routing Number:ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Advantage Funds
                  (Name of Fund, Account
                  Number and any applicable
                  share class)
                  Account Name: Provide your
                  name as registered on the
                  Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

General Notes for Buying Shares

  Proper Form. If the transfer agent receives your application in proper order before the close of the NYSE, your transactions will be priced at that day's NAV. If your application is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request.You are eligible to earn distributions beginning on the business day after the transfer agent receives your application in proper form.

  U.S. Dollars Only. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.

  Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.

  No Fund Named. When all or a portion of a payment is received for investment without a clear Fund designation,we may direct the undesignated portion or the entire amount, as applicable, into theWells Fargo Advantage Money Market Fund.We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

  Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

  Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $50 if you sign up for at least a $50 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart,we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan.We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

How to Sell Shares

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

Selling Shares	To Sell Some or All of Your Shares
By Telephone/ Electronic Funds Transfer (EFT)

  To speak with an investor services representative call 1-800-222-8222 or use the automated phone system 1-800-368-7550.

  Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

  Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

  Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire	To arrange for a Federal Funds wire, call 1-800-222-8222. Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

General Notes For Selling Shares

  Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.

  CDSC Fees. Your redemption proceeds are net of any applicable CDSC fees.

  Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check,by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds.Although generally we pay redemption requests in cash,we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder.The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

  Telephone/Internet Redemptions. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example,we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet.We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine.Your call may be recorded.

  Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

  Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan.There may be special requirements that supercede the directions in this Prospectus.

  Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party.You can get a Medallion guarantee at a financial institution such as a bank or brokerage house.We do not accept notarized signatures.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

  In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts), with the following exceptions: 1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any money market fund; and 2) Class C shares of non-money market funds may be exchanged for Class A shares of the Wells Fargo Advantage Money Market Fund. Such exchanged shares may only be re-exchanged for Class C shares of non-money market funds. Effective July 1, 2010, Class C shares of non-money market funds may be exchanged for Class C shares of the Wells Fargo Advantage Money Market Fund.

  An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

  You should carefully read the prospectus for theWells Fargo Advantage Fund into which you wish to exchange.

  Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

  If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

  Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

  Class B and Class C share exchanges will not trigger the CDSC.The new shares will continue to age according to their original schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

The Fund reserves the right to reject any purchase or exchange order for any reason. The Fund is not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.
The Fund actively discourages and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Fund's policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Fund takes steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be"blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption.This policy does not apply to:

  Money market funds;

  Ultra-short funds;

  Purchases of shares through dividend reinvestments;

  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

  Rebalancing transactions within certain asset allocation or"wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

  Transactions initiated by a registered"fund of funds"or Section 529 Plan into an underlying fund investment;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are part of an exchange transaction).

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.
A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity.As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.
Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plans and registered funds of funds.

Account Policies

Automatic Plans
 These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

  Automatic Investment Plan —With this plan, you can regularly purchase shares of aWells Fargo Advantage Fund with money automatically transferred from a linked bank account.

  Automatic Exchange Plan —With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the"How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100. This feature may not be available for certain types of accounts.

    must have a Fund account valued at $10,000 or more;

    must request a minimum redemption of $100;

    must have your distributions reinvested; and

    may not simultaneously participate in the Automatic Investment Plan.

  Payroll Direct Deposit —With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice. It generally takes about ten business days to establish a plan once we have received your instructions.

It generally takes about five business days to change or cancel participation in a plan.We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

  Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly.Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Funds' Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity.Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and ourWeb site,we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address.Corporate, trust and other entity accounts require additional documentation.This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV.You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Fund generally makes distributions of any net investment income and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

  Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

  Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

  Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

  Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning.You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced,maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Additional Performance Information

This section contains additional information regarding performance of a Fund. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section entitled "Share Class Performance" provides history for specified share classes of certain Funds.

Index Descriptions
 The Fund has not yet commenced operations and so does not yet have performance history. Once it does, the Fund will compare its returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

Barclays Capital Aggregate Bond Index (BCABI)

The BCABI is an unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market, including U.S. government and U.S. government agency securities, corporate securities, and asset-backed securities.

Morgan Stanley Capital International All Country World Index (MSCI ACWI)	The MSCI ACWI is an independently maintained and published international (including emerging) equity index.
GMO Global Balanced Index (GMOGBI)	The GMOGBI is a composite benchmark computed by GMO. The GMOGBI consists of (1) the MSCI ACWI; and (2) the BCABI in the following proportions: 65% (MSCI ACWI), and 35% (BCABI).

Share Class Performance
 The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

  Asset Allocation Fund - Class A, Class B and Class C Shares. Performance shown for Class A, Class B and Class C shares reflects the performance of Class A, Class B and Class C shares, respectively, of Evergreen Asset Allocation Fund, the accounting and performance survivor in a merger with the Asset Allocation Fund.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. On July 19, 2010, the Asset Allocation Fund acquired the assets of Evergreen Asset Allocation Fund. Evergreen Asset Allocation Fund is the accounting and performance survivors of the transaction. The financial highlights for the periods prior to July 19, 2010 are those of Evergreen Asset Allocation Fund. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.

[table(s) to come]

Description of Underlying Funds

The following information has been provided to the Fund by GMO and the underlying funds in which the Asset Allocation Trust invests. These summaries are qualified in their entirety by reference to the prospectus and SAI of each underlying fund.

GMO may change the investment policies and/or programs of the underlying funds at any time without notice to shareholders of the Fund. Each of the underlying funds is subject to some or all of the risks detailed in this prospectus under "Principal Risks." For a more detailed explanation of each underlying fund's principal investments, investment methodology and risks, as well as a definition of each underlying fund's benchmark, see "Underlying Funds" in the Fund's Statement of Additional Information. References below to the "Manager" are to GMO.

GMO U.S. Equity Funds
Fund Name and Benchmark	Investment Goal/Strategy
GMO U.S. Core Equity Fund S&P 500 Index

Seeks high total return. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in companies that issue stocks included in the S&P 500 Index, a U.S. stock index, and in companies with similar market capitalizations. Under normal circumstances, invests at least 80% of its assets in equity investments tied economically to the U.S. The Manager relies principally on proprietary quantitative models to evaluate and select stocks for the fund. The Manager also employs fundamental investment techniques to select stocks for the fund. The Manager seeks to identify stocks it believes (i) are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating investment exposure through the use of futures contracts or other types of derivatives); and/or (iii) manage risk by increasing or decreasing the fund's investment exposures.

GMO Quality Fund (formerly, GMO U.S. Quality Equity Fund) S&P 500 Index

Seeks high total return through investment in equities the Manager believes to be high quality. May make security investments in companies whose stocks are traded in any of the world's securities markets. The Manager relies principally on proprietary models, both quantitative and fundamental, to evaluate a company's quality based on several factors, including, but not limited to, expected earnings volatility (as measured by the volatility of profitability), profits (return on equity), and operational and financial leverage (fixed operating costs and total outstanding debt, each in relation to equity and revenues). The Manager seeks to identify stocks it believes are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value) and/or stocks it believes have improving fundamentals. The Manager also uses proprietary techniques to adjust the fund's portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and models used by the Manager may change over time. May hold fewer than 100 stocks. Does not seek to control risk relative to the S&P 500 Index, MSCI ACWI (All Country World Index) Index, or any other securities market index or benchmark. Reserves the right to make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt investments. May make investments in emerging countries. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating investment exposure through the use of futures contracts or other types of derivatives); and/or (iii) manage risk by increasing or decreasing the fund's investment exposures. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO U.S. Intrinsic Value Fund Russell 1000® Value Index

Seeks long-term capital growth. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000® Index, a U.S. stock index, and in companies with similar market capitalizations. Under normal circumstances, invests at least 80% of its assets in investments tied economically to the U.S. The Manager relies principally on proprietary quantitative models to evaluate and select stocks for the fund. The Manager also employs fundamental investment techniques to select stocks for the fund. The Manager seeks to identify stocks it believes (i) are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating investment exposure through the use of futures contracts or other types of derivatives); and/or (iii) manage risk by increasing or decreasing the fund's investment exposures. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO U.S. Growth Fund Russell 1000® Growth Index

Seeks long-term capital growth. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000® Index, a U.S. stock index, and in companies with similar market capitalizations. Under normal circumstances, invests at least 80% of its assets in investments tied economically to the U.S. The Manager relies principally on proprietary quantitative models to evaluate and select stocks for the fund. The Manager also employs fundamental investment techniques to select stocks for the fund. The Manager seeks to identify stocks it believes (i) have superior fundamentals; (ii) have shown indications of improving investor sentiment; and/or (iii) are undervalued (generally, stocks the Manager believes are undervalued trade at prices below what the Manager believes to be their fundamental value). The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and models used by the Manager may change over time. Generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating investment exposure through the use of futures contracts or other types of derivatives); and/ or (iii) manage risk by increasing or decreasing the fund's investment exposures. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Real Estate Fund MSCI U.S. REIT Index

Seeks high total return. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in U.S. companies that issue stocks included in the MSCI U.S. REIT Index and in companies with similar characteristics. Has a fundamental policy to concentrate its investments in real estate-related investments. Under normal circumstances, invests at least 80% of its assets in real estate investment trusts ("REITs") and other real estate-related investments. REITs are managed vehicles that invest in real estate or real estate-related investments. For this purpose, the term "real estate-related investments" includes REITs and companies that derive at least 50% of their revenues and profits from, or have at least 50% of their assets invested in, (i) the development, construction, management, or sale of real estate; (ii) real estate holdings; or (iii) products or services related to the real estate industry. The Manager relies principally on proprietary quantitative models to evaluate and select stocks for the fund. The Manager also employs fundamental investment techniques to select stocks for the fund. The Manager seeks to identify stocks it believes (i) are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating investment exposure through the use of futures contracts or other types of derivatives); and/ or (iii) manage risk by increasing or decreasing the fund's investment exposures. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO U.S. Small/Mid Cap Value Fund Russell 2500® Value Index

Seeks long-term capital growth. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500® Index, a U.S. stock index, and in companies with similar market capitalizations ("small- and mid-cap companies"). Under normal circumstances, invests at least 80% of its assets in investments in small- and mid-cap companies tied economically to the U.S. The Manager relies principally on proprietary quantitative models to evaluate and select stocks for the fund. The Manager also employs fundamental investment techniques to select stocks for the fund. The Manager seeks to identify small- and mid-cap company stocks it believes (i) are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating investment exposure through the use of futures contracts or other types of derivatives); and/or (iii) manage risk by increasing or decreasing the fund's investment exposures.

GMO U.S. Small/Mid Cap Growth Fund Russell 2500® Growth Index

Seeks long-term capital growth. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500® Index, a U.S. stock index, and in companies with similar market capitalizations ("small- and mid-cap companies"). Under normal circumstances, invests at least 80% of its assets in investments in small- and mid-cap companies tied economically to the U.S. The Manager relies principally on proprietary quantitative models to evaluate and select stocks for the fund. The Manager also employs fundamental investment techniques to select stocks for the fund. The Manager seeks to identify small- and mid-cap company stocks it believes (i) have superior fundamentals; (ii) have shown indications of improving investor sentiment; and/or (iii) are undervalued (generally, stocks the Manager believes are undervalued trade at prices below what the Manager believes to be their fundamental value). The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating investment exposure through the use of futures contracts or other types of derivatives); and/or (iii) manage risk by increasing or decreasing the fund's investment exposures. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Fixed Income Funds

Because of the deterioration in credit markets that became acute in 2008, the GMO Fixed Income Funds (other than GMO U.S. Treasury Fund, GMO Asset Allocation Bond Fund, GMO Debt Opportunities Fund, and GMO High Quality Short-Duration Bond Fund) previously effected nearly all redemptions of their shares in-kind. For all underlying funds, if GMO determines, in its sole discretion, that paying redemption proceeds wholly or partly in cash would be detrimental to the best interests of an underlying fund's remaining shareholders, the underying fund may pay the redemption proceed in whole or in part with securities instead of cash. Additionally, these GMO Fixed Income Funds will, if deemed prudent by the Manager, take temporary defensive measures (until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with a fund's normal investment strategies) and may not achieve their respective investment objectives during the period in which they are taking temporary defensive measures. With respect to the GMO Fixed Income Funds' investments, the term "investment grade" refers to a rating of Baa3/P-2 or better given by Moody's Investors Service, Inc. ("Moody's") or BBB-/A-2 or better given by Standard & Poor's Rating Services (S&P) to a particular debt investment/commercial paper, and the term "below investment grade" refers to any rating below Baa3/P-2 given by Moody's or below BBB-/A-2 given by S&P to a particular debt investment/commercial paper. Fixed income securities rated below investment grade are also known as high yield or "junk" bonds. In addition, investment-grade securities/commercial paper that are given a rating of Aa/P-1 or better by Moody's or AA/A-1 or better by S&P are referred to as "high quality." Securities referred to as investment grade, below investment grade, or high quality include not only securities rated by Moody's and/or S&P, but also securities unrated by Moody's or S&P that are determined by the Manager to have credit qualities comparable to securities rated by Moody's or S&P as investment grade, below investment grade, or high quality, as applicable.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Domestic Bond Fund Barclays Capital U.S. Government Index

Seeks total return in excess of that of its benchmark. Typically invests in bonds included in the fund's benchmark and in securities and instruments with similar characteristics. May implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other GMO Funds and/or (ii) directly by purchasing bonds. Has historically gained its investment exposure primarily through the use of derivatives and investments in other GMO Funds. As a result, the fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset backed securities). Under normal circumstances, the fund invests at least 80% of its assets in bonds tied economically to the U.S. To implement its investment strategies, the fund may invest in or hold: (i) U.S. investment-grade bonds, including asset-backed securities and U.S. government securities (including securities neither guaranteed nor insured by the U.S. government); (ii) derivatives, including without limitation, futures contracts, credit default swaps and other swap contracts; (iii) shares of SDCF (to gain exposure to asset-backed securities); and (iv) shares of U.S. Treasury Fund (for liquidity management purposes). Because of the deterioration in credit markets that became acute in 2008, the fund through its investment in SDCF currently holds and may continue to hold material positions of below investment grade securities. May also invest a portion of its assets in foreign bonds and lower-rated securities. May invest in unaffiliated money market funds in reliance on Rule 12d1-1 under the 1940 Act. Investments by the fund in unaffiliated money market funds may exceed the limits expressed in Section 12(d)(1)(A) of the 1940 Act. The Manager employs fundamental investment techniques and quantitative models to identify investments the Manager believes are undervalued or may provide downside protection. The Manager considers issue-specific risk in the selection process. The Manager normally seeks to cause the duration of the fund to approximate that of its benchmark (4.7 years as of 5/31/09). The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Core Plus Bond Fund Barclays Capital U.S. Aggregate Index

Seeks total return in excess of that of its benchmark. Typically invests in bonds included in the fund's benchmark and in securities and instruments with similar characteristics. Seeks additional returns by seeking to exploit differences in global interest rates, sectors, and credit, currency, and emerging country debt markets. May implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other GMO Funds and/or (ii) directly by purchasing bonds denominated in various currencies. Has historically gained its investment exposure primarily through the use of derivatives and investments in other GMO funds. As a result, the fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Under normal circumstances, the fund invests at least 80% of its assets in bonds. To implement its investment strategies, the fund may invest in or hold: (i) investment-grade bonds denominated in various currencies, including foreign and U.S. government securities and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; (ii) derivatives, including without limitation, futures contracts, currency options, currency forwards, credit default swaps and other swap contracts (to gain exposure to the global interest rate, credit, and currency markets); (iii) shares of SDCF (to gain exposure to asset-backed securities); (iv) shares of Overlay Fund (to attempt to exploit misvaluations in world interest rates, currencies, and credit markets); (v) shares of GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to sovereign debt of emerging countries); and (vi) shares of GMO U.S. Treasury Fund (for liquidity management purposes). Because of the deterioration in credit markets that became acute in 2008, the fund through its investment in SDCF and Overlay Fund currently holds and may continue to hold material positions of below investment grade securities. This is in addition to the fund's emerging country debt investments. The Manager employs fundamental investment techniques and quantitative models to determine the relative values of the interest rate and currency markets, to determine currency and interest rate exposures, and to identify investments the Manager believes are undervalued or may provide downside protection. May take active overweighted and underweighted positions in particular interest rate markets and currencies relative to its benchmark, using derivatives and other instruments to adjust its foreign currency exposure independently of its exposure to interest rate markets. The Manager normally seeks to maintain the fund's estimated portfolio duration within +/-2 years of the benchmark's duration (4.1 years as of 5/31/09). The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO International Bond Fund JPMorgan Non-U.S. Government Bond Index

Seeks total return in excess of that of its benchmark. Typically invests in bonds included in the fund's benchmark and in securities and instruments with similar characteristics. Seeks additional returns by seeking to exploit differences in global interest rates, sectors, and credit, currency, and emerging country debt markets. May implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other GMO Funds and/or (ii) directly by purchasing bonds denominated in various currencies. Has historically gained its investment exposure primarily through the use of derivatives and investments in other GMO Funds. As a result, the fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Under normal circumstances, the fund invests at least 80% of its assets in bonds. To implement its investment strategies, the fund may invest in or hold: (i) investment-grade bonds denominated in various currencies, including foreign and U.S. government securities and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; (ii) derivatives, including without limitation, futures contracts, currency options, currency forwards, credit default swaps and other swap contracts (to gain exposure to the global interest rate, credit, and currency markets); (iii) shares of SDCF (to gain exposure to asset-backed securities); (iv) shares of Overlay Fund (to attempt to exploit misvaluations in world interest rates, currencies, and credit markets); (v) shares of GMO Emerging Country Debt Fund (to gain exposure to sovereign debt of emerging countries); and (vi) shares of GMO U.S. Treasury Fund (for liquidity management purposes). Because of the deterioration in credit markets that became acute in 2008, the Fund through its investment in SDCF and Overlay Fund currently holds and may continue to hold material positions of below investment grade securities. This is in addition to the fund's emerging country debt investments. The Manager employs fundamental investment techniques and quantitative models to determine the relative values of the interest rate and currency markets, to determine currency and interest rate exposures, and to identify investments the Manager believes are undervalued or may provide downside protection. May take active overweighted and underweighted positions in particular interest rate markets and currencies relative to its benchmark, using derivatives and other instruments to adjust its foreign currency exposure independently of its exposure to interest rate markets. The Manager normally seeks to maintain the fund's estimated portfolio duration within +/- 2 years of the benchmark's duration (6.4 years as of 5/31/09). The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Currency Hedged International Bond Fund JPMorgan Non-U.S. Government Bond Index (Hedged) (ex-Japan)

Seeks total return in excess of that of its benchmark. Typically invests in bonds included in the fund's benchmark and in securities and instruments with similar characteristics. Seeks additional returns by seeking to exploit differences in global interest rates, sectors, and credit, currency, and emerging country debt markets. The fund may implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other GMO funds and/or (ii) directly by purchasing bonds denominated in various currencies. Has historically gained its investment exposure primarily through the use of derivatives and investments in other GMO funds. As a result, the fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Under normal circumstances, the fund invests at least 80% of its assets in bonds. To implement its investment strategies, the fund may invest in or hold: (i) investment-grade bonds denominated in various currencies, including foreign and U.S. government securities and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; (ii) derivatives, including without limitation, futures contracts, currency options, currency forwards, credit default swaps and other swap contracts (to gain exposure to the global interest rate, credit, and currency markets); (iii) shares of SDCF (to gain exposure to asset-backed securities); (iv) shares of Overlay Fund (to attempt to exploit misvaluations in world interest rates, currencies, and credit markets); (v) shares of GMO Emerging Country Debt Fund (to gain exposure to sovereign debt of emerging countries); and (vi) shares of GMO U.S. Treasury Fund (for liquidity management purposes). Because of the deterioration in credit markets that became acute in 2008, the fund through its investment in SDCF and Overlay Fund currently holds and may continue to hold material positions of below investment grade securities. This is in addition to the fund's emerging country debt investments. Generally attempts to hedge at least 75% of its net foreign currency exposure into U.S. dollars. The Manager employs fundamental investment techniques and quantitative models to determine the relative values of the interest rate and currency markets, to determine currency and interest rate exposures, and to identify investments the Manager believes are undervalued or may provide downside protection. May take active overweighted and underweighted positions in particular interest rate markets and currencies relative to its benchmark, using derivatives and other instruments to adjust its foreign currency exposure independently of its exposure to interest rate markets. The Manager normally seeks to maintain the fund's estimated portfolio duration within +/- 2 years of the benchmark's duration (6.3 years as of 5/31/09). The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Global Bond Fund JPMorgan Global Government Bond Index

Seeks total return in excess of that of its benchmark. Typically invests in bonds included in the fund's benchmark and in securities and instruments with similar characteristics. Seeks additional returns by seeking to exploit differences in global interest rates, sectors, and credit, currency, and emerging country debt markets. May implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other GMO funds and/or (ii) directly by purchasing bonds denominated in various currencies. Has historically gained its investment exposure primarily through the use of derivatives and investments in other GMO Funds. As a result, the fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Under normal circumstances, the fund invests at least 80% of its assets in bonds. To implement its investment strategies, the fund may invest in or hold: (i) investment-grade bonds denominated in various currencies, including foreign and U.S. government securities and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; (ii) derivatives, including without limitation, futures contracts, currency options, currency forwards, credit default swaps and other swap contracts (to gain exposure to the global interest rate, credit, and currency markets); (iii) shares of SDCF (to gain exposure to asset-backed securities); (iv) shares of Overlay Fund (to attempt to exploit misvaluations in world interest rates, currencies, and credit markets); (v) shares of GMO Emerging Country Debt Fund (to gain exposure to sovereign debt of emerging countries); and (vi) shares of GMO U.S. Treasury Fund (for liquidity management purposes). Because of the deterioration in credit markets that became acute in 2008, the fund through its investment in SDCF and Overlay Fund currently holds and may continue to hold material positions of below investment grade securities. This is in addition to the fund's emerging country debt investments. The Manager employs fundamental investment techniques and quantitative models to determine the relative values of the interest rate and currency markets, to determine currency and interest rate exposures, and to identify investments the Manager believes are undervalued or may provide downside protection. May take active overweighted and underweighted positions in particular interest rate markets and currencies relative to its benchmark, using derivatives and other instruments to adjust its foreign currency exposure independently of its exposure to interest rate markets. The Manager normally seeks to maintain the fund's estimated portfolio duration within +/- 2 years of the benchmark's duration (6.1 years as of 5/31/09). The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Emerging Country Debt Fund JPMorgan Emerging Markets Bond Index Global (EMBIG)

Seeks total return in excess of that of its benchmark. Invests primarily in sovereign debt of emerging countries, although it may also make investments in entities related to, but not guaranteed by emerging countries, or in entities wholly unrelated to emerging countries. Under normal circumstances, invests (including through investment in other GMO funds) at least 80% of its assets in debt investments tied economically to emerging countries. Typically gains its investment exposure by purchasing debt of sovereign issuers of emerging countries or through the use of derivatives, typically credit default swaps. Also invests in asset-backed securities (including through GMO Short-Duration Collateral Fund and GMO World Opportunity Overlay Fund). May invest a substantial portion of its assets in below investment grade securities (also known as "junk bonds"). Generally, at least 75% of the fund's assets are denominated in, or hedged into, U.S. dollars. In pursuing its investment objective, the fund also typically uses exchange-traded and over-the-counter ("OTC") derivatives, including options, swap contracts (in addition to credit default swaps), currency forwards, and futures. The Manager emphasizes a "bottom-up" approach to examining and selecting investments and uses analytical techniques to identify inefficiencies in the pricing of emerging country debt investments and to identify those the Manager believes are undervalued. The assessment of the Manager also determines country allocations based on its fundamental outlook for a country. The Manager normally seeks to cause the interest rate duration of the fund's portfolio to approximate that of its benchmark (6.7 years as of 5/31/09). The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Short-Duration Investment Fund JPMorgan U.S. 3 Month Cash Index

Seeks to provide current income to the extent consistent with the preservation of capital and liquidity. To implement its investment strategies, the fund may invest in asset-backed securities issued by private issuers, U.S. government and agency securities (including securities neither guaranteed nor insured by the U.S. government), corporate debt securities, money market instruments, prime commercial paper and master demand notes, and certificates of deposit, bankers' acceptances, and other bank obligations. The fund has invested a substantial portion of its assets in GMO Short-Duration Collateral Fund ("SDCF") (which invests primarily in asset-backed securities). Because of the deterioration in credit markets that became acute in 2008, the fund, in particular through its holdings of SDCF, currently holds and may continue to hold material positions of below investment grade securities. In selecting fixed income securities for the fund's portfolio, the Manager focuses primarily on the securities' credit quality. The Manager uses fundamental investment techniques to identify the credit risk associated with investments in fixed income securities and bases its investment decisions on that assessment. The Manager normally seeks to maintain a duration of 365 days or less for the fund's portfolio. The fund's dollar-weighted average portfolio maturity may be substantially longer than the fund's dollar-weighted average portfolio duration. The fund is not a money market fund and is not subject to the duration, quality, diversification, and other requirements applicable to money market funds. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Inflation Indexed Plus Bond Fund Barclays Capital U.S. Treasury Inflation Notes Index

Seeks total return in excess of that of its benchmark. Primarily makes investments that are indexed or otherwise "linked" to general measures of inflation in the country of issue. Seeks additional returns by seeking to exploit differences in global interest rates, sectors, and credit, currency, and emerging country debt markets. May implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other GMO Funds and/or (ii) directly by purchasing inflation-indexed bonds. Has historically gained its investment exposure primarily through the use of derivatives and investments in other GMO Funds. As a result, the fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Under normal circumstances, the fund invests (including through investment in other GMO Funds) at least 80% of its assets in inflation indexed bonds. For this purpose, "inflation indexed bonds" include instruments that are "linked" to general measures of inflation because their principal and/or interest components change with general movements of inflation in the country of issue. To implement its investment strategies, the fund may invest in or hold: (i) inflation indexed bonds issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), including Inflation-Protected Securities issued by the U.S. Treasury (TIPS), and inflation indexed bonds issued by corporations; (ii) non-inflation indexed (or nominal) fixed income securities issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government) and by corporations (to gain direct exposure to such securities and/or for use as part of a synthetic position); (iii) derivatives, including without limitation, futures contracts, currency options, currency forwards, credit default swaps and other swap contracts (to gain exposure to inflation indexed bonds and/or the global interest rate, credit, and currency markets); (iv) shares of SDCF (to gain exposure to asset-backed securities); (v) shares of Overlay Fund (to attempt to exploit misvaluations in world interest rates, currencies, and credit markets); (vi) shares of GMO Emerging Country Debt Fund (to gain exposure to sovereign debt of emerging countries); and (vii) shares of GMO U.S. Treasury Fund (for liquidity management purposes). Because of the deterioration in credit markets that became acute in 2008, the Fund through its investment in SDCF and Overlay Fund currently holds and may continue to hold material positions of below investment grade securities. This is in addition to the fund's emerging country debt investments. The Manager employs fundamental investment techniques and quantitative models to determine the relative values of the interest rate and currency markets, to determine currency and interest rate exposures, and to identify investments the Manager believes are undervalued or may provide downside protection. May take active overweighted and underweighted positions in particular interest rate markets and currencies outside of those in its benchmark, including through the use of derivatives, adjusting its foreign currency exposure independently of its exposure to interest rate markets. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Short-Duration Collateral Fund ("SDCF") JPMorgan U.S. 3 Month Cash Index

Seeks total return comparable to that of its benchmark. Primarily invests in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the fund may invest in government securities, corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. The fund also may use exchange-traded and over-the-counter ("OTC") derivatives. The fund also may invest in unaffiliated money market funds. Because of the deterioration in credit markets that became acute in 2008, the fund currently holds and may continue to hold material positions of below investment grade securities. In selecting fixed income securities for the fund's portfolio, the Manager focuses primarily on the securities' credit quality. The Manager uses fundamental investment techniques to identify the credit risk associated with investments in fixed income securities and bases its investment decisions on that assessment. The Manager normally seeks to maintain an interest rate duration of 365 days or less for the fund's portfolio. The fund's dollar-weighted average portfolio maturity may be substantially longer than its dollar-weighted average interest rate duration. SDCF is not currently accepting orders for the purchase of shares other than reinvestment of dividends. Since the deterioration in credit markets that became acute in 2008, SDCF has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. SDCF currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to shareholders for tax purposes. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Short-Duration Collateral Share Fund JPMorgan U.S. 3 Month Cash Index

Seeks total return comparable to that of its benchmark. The fund invests substantially all of its assets in GMO Short-Duration Collateral Fund ("SDCF") (an arrangement often referred to as a "master-feeder" structure) and, to a limited extent, in cash and cash equivalents. Its investment objective and principal investment strategies, therefore, are identical to those of SDCF. SDCF invests primarily in U.S. and foreign adjustable rate asset-backed securities and primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, SDCF may invest in government securities, corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. SDCF also may use exchange-traded and over-the-counter ("OTC") derivatives. Because of the deterioration in credit markets that became acute in 2008, the fund, through its holdings of SDCF, currently holds and may continue to hold material positions of below investment grade securities. In selecting fixed income securities for SDCF's portfolio, the Manager focuses primarily on the securities' credit quality. The Manager uses fundamental investment techniques to identify the credit risk associated with investments in fixed income securities and bases its investment decisions on that assessment. The Manager normally seeks to maintain an interest rate duration of 365 days or less for SDCF's portfolio. SDCF's dollar-weighted average portfolio maturity may be substantially longer than SDCF's dollar-weighted average interest rate duration. SDCF is not currently accepting orders for the purchase of shares other than reinvestment of dividends. Since the deterioration in credit markets that became acute in 2008, SDCF has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. SDCF currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to shareholders for tax purposes. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO World Opportunity Overlay Fund JPMorgan U.S. 3 Month Cash Index

Seeks total return greater than that of its benchmark. The fund's investment program has two principal components. One component of the fund's investment program involves the use of derivatives to seek to exploit misvaluations in world interest rates, currencies and credit markets, and to add value relative to the fund's benchmark. The other component of the fund's investment program involves direct investments, primarily in asset-backed securities and other adjustable rate fixed income securities. To add value relative to the fund's benchmark, the Manager employs proprietary quantitative and other models to seek to identify and estimate the relative misvaluation of interest rate, currency, and credit markets. Based on such estimates, the fund establishes its positions, mainly through derivatives, across global interest rate, currency, and credit markets. Derivative positions taken by the fund are implemented primarily through interest rate swaps and/or futures contracts, currency forwards and/or options, and credit default swaps on single-issuers or indexes. As a result of its derivative positions, the fund typically will have a net notional value in excess of its net assets and will have a higher tracking error, along with concomitant volatility, relative to its benchmark. The fund has a substantial investment in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the fund may invest in government securities, corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. The fund's fixed income securities primarily have adjustable interest rates (or may be hedged using derivatives to convert the fixed rate interest payments into adjustable rate interest payments), but may also include all types of interest rate, payment, and reset terms, including fixed rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. The fund also may invest in unaffiliated money market funds. Because of the deterioration in credit markets that became acute in 2008, the fund currently holds and may continue to hold material positions of below investment grade securities. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Strategic Fixed Income Fund JPMorgan U.S. 3 Month Cash Index

Seeks total return in excess of that of its benchmark. Typically invests in bonds included in the fund's benchmark and in securities and instruments with similar characteristics. Seeks additional returns by seeking to exploit differences in global interest rates, sectors, and credit, currency, and emerging country debt markets. May implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other GMO funds and/or (ii) directly by purchasing bonds denominated in various currencies. Has historically gained its investment exposure primarily through the use of derivatives and investments in other GMO funds. As a result, the fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Under normal circumstances, the fund invests (including through investment in other GMO funds) at least 80% of its assets in fixed income securities. To implement its investment strategies, the fund may invest in or hold: (i) investment-grade bonds denominated in various currencies, including foreign and U.S. government securities and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; (ii) derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, credit default swaps and other swap contracts; (iii) shares of SDCF (to gain exposure to asset-backed securities); (iv) shares of Overlay Fund (to attempt to exploit misvaluations in world interest rates, currencies, and credit markets); (v) shares of GMO Emerging Country Debt Fund (to gain exposure to sovereign debt of emerging countries); and (vi) shares of GMO U.S. Treasury Fund (for liquidity management purposes). Because of the deterioration in credit markets that became acute in 2008, the fund through its investment in SDCF and Overlay Fund currently holds and may continue to hold material positions of below investment grade securities. This is in addition to the fund's emerging country debt investments. The Manager employs fundamental investment techniques and quantitative models to determine the relative values of the interest rate and currency markets, to determine currency and interest rate exposures, and to identify investments the Manager believes are undervalued or may provide downside protection. May take active overweighted and underweighted positions in particular interest rate markets and currencies relative to its benchmark, using derivatives and other instruments to adjust its foreign currency exposure independently of its exposure to interest rate markets. May invest in unaffiliated money market funds in reliance on Rule 12d1-1 under the 1940 Act. Investments by the fund in unaffiliated money market funds may exceed the limits expressed in Section 12(d)(1)(A) of the 1940 Act. The Manager seeks to maintain the fund's estimated portfolio duration within +/- 2 years of the benchmark's duration. The Manager may, in the future, depending on the Manager's assessment of interest rate conditions, change the fund's benchmark to another nationally recognized debt index with a duration between 90 days and 15 years. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Asset Allocation Bond Fund Citigroup 3 Month Treasury Bill Index

Seeks total return in excess of that of its benchmark. May invest in bonds of any kind. Under normal circumstances, invests (including through investment in other GMO funds) at least 80% of its assets in bonds. May invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds that the fund may invest in include, but are not limited to: (i) investment grade bonds denominated in various currencies, including securities issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, taxable and tax-exempt municipal bonds, and Rule 144A securities; (ii) below investment grade bonds (also known as "junk bonds"); (iii) inflation indexed bonds issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), including Inflation-Protected Securities issued by the U.S. Treasury (TIPS), and inflation indexed bonds issued by corporations; (iv) sovereign debt of emerging countries and other bonds issued in emerging countries (including below investment grade bonds (also known as "junk bonds")); and (v) asset-backed securities, including mortgage related and mortgage-backed securities. May also invest in futures contracts, currency options, currency forwards, swap contracts (including credit default swaps), interest rate options, swaps on interest rates, and other types of derivatives. May gain exposure to the investments described above through investments in shares of other GMO Funds, including GMO U.S. Treasury Fund. May invest up to 100% of its assets in below investment grade bonds (also known as "junk bonds"). May also hold securities that are downgraded to below investment grade status after the time of purchase by the fund. The Manager employs fundamental investment techniques and quantitative models to determine the relative values of different sectors of the bond market, such as corporate, U.S. government, foreign, and asset-backed bond sectors, and to identify investments the Manager believes are undervalued, less overvalued and/or may provide downside protection. May take substantial positions in particular sectors of the bond market, using derivatives and other instruments to adjust its foreign currency exposure independently of its exposure to various sectors of the bond market. The Manager does not seek to maintain a specified portfolio duration for the fund, and the fund's portfolio duration will change depending on the fund's investments and the Manager's current outlook on different sectors of the bond market.

GMO U.S. Treasury Fund Citigroup 3 Month Treasury Bill Index

Seeks to achieve liquidity and safety of principal with current income as a secondary objective. Seeks to achieve its objective by investing primarily in U.S. Treasury securities. Under normal circumstances, invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations. "Direct U.S. Treasury Obligations" include U.S. Treasury bills, bonds, and notes and other securities issued by the U.S. Treasury, such as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities, that are backed by the full faith and credit of the U.S. government as well as repurchase agreements relating to the foregoing. As a principal investment strategy the fund may enter into repurchase agreements, under which the fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed upon date in the future, the security from the fund at the original purchase price plus an agreed upon amount representing the original purchase price plus interest. The counterparties in repurchase agreements are typically broker-dealers and banks, and the safety of the arrangement is dependent upon the fund having an interest in the security that can be realized in the event of the insolvency of the counterparty. In addition to Direct U.S. Treasury Obligations, the fund may also invest in other fixed-income securities that are backed by the full faith and credit of the U.S. government, such as guaranteed securities issued by the Government National Mortgage Association (GNMA) and the Federal Deposit Insurance Corporation (FDIC). May also invest in unaffiliated money market funds. Normally invests in Direct U.S. Treasury Obligations and other fixed-income securities backed by the full faith and credit of the U.S. government with a stated or remaining maturity of one year or less. This may not be true of Direct U.S. Treasury Obligations purchased pursuant to repurchase agreements, and, therefore, if the counterparty to the repurchase agreement defaults, the fund may own a security with a stated or remaining maturity of greater than one year. Although the fund primarily invests in short-term obligations, it is not a money market fund and is not subject to the duration, quality, diversification and other requirements applicable to money market funds. In addition, the Manager normally seeks to maintain a duration of one year or less for the fund's portfolio. The Manager determines the fund's dollar-weighted average portfolio duration by aggregating the durations of the fund's individual holdings and weighting each holding based on its market value. In selecting U.S. Treasury securities for the fund's portfolio, the Manager focuses primarily on the relative attractiveness of different obligations (such as bonds, notes, or bills), which can vary depending on the general level of interest rates as well as supply/demand imbalances and other market conditions. Other GMO Funds may invest in the fund to achieve exposure to U.S. Treasury securities, to invest cash and/or to seek to generate a return similar to yields on U.S. Treasury securities.

GMO Debt Opportunities Fund N/A

Seeks positive total return. Invests primarily in debt investments. Under normal circumstances, the fund invests at least 80% of its assets in debt investments. May make investments in all types of U.S. and foreign debt investments, without regard to the credit rating of the obligor. May invest in debt investments issued by a wide range of private issuers and by federal, state, local, and foreign governments (including securities neither guaranteed nor insured by the U.S. government). May invest in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the fund may invest in corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. May also use other exchange-traded and over-the-counter ("OTC") derivatives. The fund is not restricted in its exposure to any type of debt investment, and at times may be substantially exposed to a single type of debt investment (e.g., asset-backed securities). The fund's debt investments may include all types of interest rate, payment, and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. May invest in securities of any credit quality. There is no limit on the amount of the fund's total assets that may be invested in below investment grade securities, and the fund may invest in material positions of below investment grade securities. Debt investments rated below investment grade are also known as high yield or "junk" bonds. The fund initially expects to invest substantially all of its assets in asset-backed securities, a substantial portion of which will be junk bonds. The may also invest in unaffiliated money market funds. Additionally, the fund may (but is not required to) invest in GMO U.S. Treasury Fund. In selecting debt investments for the fund's portfolio, the Manager emphasizes a "bottom-up" approach to examining and selecting investments and uses analytical techniques to identify inefficiencies in the pricing of investments and to identify those the Manager believes are undervalued. The fund does not seek to maintain a specified interest rate duration for its portfolio. Does not seek to control risk relative to a particular securities market index or benchmark. In addition, the fund does not seek to outperform a particular securities market index or blend of market indices. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO High Quality Short-Duration Bond Fund J.P. Morgan U.S. 3 Month Cash Index

Seeks total return in excess that of its benchmark to the extent consistent with the preservation of capital and liquidity. To implement its investment strategies, the fund primarily invests in high quality U.S. and foreign fixed income securities. May invest in fixed income securities issued by a wide range of private issuers and, to a lesser extent, securities issued by federal, state, local, and foreign governments (including securities neither guaranteed nor insured by the U.S. government). May invest in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the fund may invest in corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. May also use other exchange-traded and over-the-counter ("OTC") derivatives. The fund's fixed income securities may include all types of interest rate, payment, and reset terms, including adjustable rate, fixed rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. Under normal circumstances, the fund invests at least 80% of its assets in high quality bonds. While the fund primarily invests in high quality bonds, the fund may invest in securities that are not high quality and may hold bonds and other fixed income securities whose ratings after they were acquired were reduced below high quality. The fund may also invest in unaffiliated money market funds. Additionally, the fund may (but is not required to) invest in GMO U.S. Treasury Fund. In selecting fixed income securities for the fund's portfolio, the Manager focuses primarily on the securities' credit quality. The Manager uses fundamental investment techniques to identify the credit risk associated with investments in fixed income securities and bases its investment decisions on that assessment. The Manager normally seeks to maintain an interest rate duration of 365 days or less for the fund's portfolio. The fund's dollar-weighted average portfolio maturity may be substantially longer than its dollar-weighted average interest rate duration. The Manager estimates the fund's dollar-weighted average interest rate duration by aggregating the durations of the fund's individual holdings and weighting each holding based on its market value. The Manager may determine duration by traditional means or through empirical analysis, which may produce results that differ from those produced by traditional methods of calculating duration. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO International Equity Funds
Fund Name and Benchmark	Investment Goals/Strategy
GMO International Core Equity Fund MSCI EAFE Index (Europe, Australasia, and Far East)

Seeks high total return. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in companies tied economically to countries other than the U.S. Under normal circumstances, invests at least 80% of its assets in equity investments. The Manager relies principally on proprietary quantitative models to evaluate and select individual stocks, countries, and currencies. The Manager also employs fundamental investment techniques in selecting stocks, countries, and currencies for the portfolio. In selecting stocks for the portfolio, the Manager seeks to identify stocks it believes (i) are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. In selecting countries in which to invest and determining the fund's currency exposures, the Manager considers many factors, which may include aggregate stock market valuations, global competitiveness, and investor sentiment. The Manager also uses proprietary techniques to adjust the composition of the portfolio for other factors such as position size, country, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by increasing or decreasing the fund's investment exposures; and/or (iv) adjust its foreign currency exposure. The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

GMO International Intrinsic Value Fund MSCI EAFE Value Index (Europe, Australasia, and Far East)

Seeks high total return. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in companies tied economically to countries other than the U.S. The Manager relies principally on proprietary quantitative models to evaluate and select individual stocks, countries and currencies. The Manager also employs fundamental investment techniques in selecting stocks, countries, and currencies for the portfolio. In selecting stocks for the portfolio, the Manager seeks to identify stocks it believes (i) are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. The Manager uses momentum measures to evaluate stocks that have been prescreened for value characteristics. In selecting countries in which to invest and determining the fund's currency exposures, the Manager considers many factors, which may include aggregate stock market valuations, global competitiveness, and investor sentiment. The Manager also uses proprietary techniques to adjust the composition of the portfolio for other factors such as position size, country, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by increasing or decreasing the Fund's investment exposures; and/or (iv) adjust its foreign currency exposure. The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

GMO International Growth Equity Fund MSCI EAFE Growth Index (Europe, Australasia, and Far East)

Seeks high total return. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in companies tied economically to countries other than the U.S. Under normal circumstances, the fund invests at least 80% of its assets in equity investments. The Manager relies principally on proprietary quantitative models to evaluate and select individual stocks, countries, and currencies. The Manager also employs fundamental investment techniques in selecting stocks, countries, and currencies for the portfolio. When evaluating stocks, the Manager begins with a universe of stocks that are either included in the fund's growth-oriented benchmark or that are believed to have similar growth characteristics to such stocks. In selecting stocks for the portfolio, the Manager seeks to identify stocks it believes are (i) undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. In selecting countries in which to invest and determining the fund's currency exposures, the Manager considers many factors, which may include aggregate stock market valuations, global competitiveness, and investor sentiment. The Manager also uses proprietary techniques to adjust the composition of the portfolio for other factors such as position size, country, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures, contracts or other types of derivatives); (iii) manage risk by increasing or decreasing the Fund's investment exposures; and/or (iv) adjust its foreign currency exposure. The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

GMO Currency Hedged International Equity Fund MSCI EAFE Index (Europe, Australasia, and Far East) (Hedged)

Seeks total return greater than that of its benchmark. The fund is a fund of funds and invests primarily in other GMO funds. The fund may invest in GMO International Core Equity Fund, GMO International Intrinsic Value Fund, GMO International Growth Equity Fund, GMO International Small Companies Fund, and GMO Flexible Equities Fund (collectively, "underlying funds"). Under normal circumstances, invests at least 80% of its assets in equity investments. The Manager uses proprietary quantitative models and fundamental investment techniques to select the underlying funds and decide how much to invest in each. The models use multi-year forecasts of relative value and risk among major sectors in the international equity markets (e.g., large-cap value, large-cap growth, large-cap core, small- and mid-cap value and small- and mid-cap growth). The Manager shifts investments among the underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the fund's investments. The Manager looks at the underlying funds' holdings to measure base currency exposure and then attempts to hedge at least 70% of the foreign currency exposure in the underlying funds' investments relative to the U.S. dollar through the use of currency forwards and other derivatives. While the fund's benchmark is fully hedged, the fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. The fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and other cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Foreign Fund MSCI EAFE Index (Europe, Australasia, and Far East)

Seeks total return in excess of that of its benchmark. Typically makes equity investments in companies tied economically to non-U.S. countries, including companies that issue stocks included in the MSCI international developed country universe (the universe of securities from which the MSCI EAFE Index, a developed markets index, is constructed) and companies whose stocks are traded in the securities markets of the world's non-developed countries ("emerging countries"). Under normal circumstances, invests at least 80% of its assets in investments tied economically to countries outside the U.S. The Manager selects stocks using fundamental analysis that is informed by a disciplined quantitative screening process. The Manager separates companies with valuations it believes are deservedly low from those that it believes represent investment opportunities. The Manager analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and local industry peers. Company visits by the Manager to evaluate management and production facilities and other meetings with management are an integral part of the investment process. The fund's country selections relative to its benchmark are determined by a cumulative quantitative value score for each country together with the Manager's evaluation of the country's fundamentals. Typically overweights or underweights (sometimes to a significant extent) its investment exposures in particular countries relative to the fund's benchmark. Generally seeks to be fully invested and normally does not take temporary defensive positions.  The fund, however, may hold up to 10% of its total assets in cash and cash equivalents to manage cash inflows and outflows as a result of shareholder purchases and redemptions. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. Typically invests in emerging countries, but these investments generally represent 10% or less of the fund's total assets. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including, without limitation, futures and options. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Foreign Small Companies Fund S&P Developed ex-U.S. Small Cap Index

Seeks total return in excess of that of its benchmark. Typically makes equity investments in companies tied economically to non-U.S. countries that are in the smallest 25% of companies in a particular country as measured by total float-adjusted market capitalization ("small companies"). Under normal circumstances, invests at least 80% of its assets in securities of small companies that are tied economically to countries outside the U.S. The market capitalization range of investments held by the fund is generally within the market capitalization range of companies in the fund's benchmark. Depending upon the country, as of May 31, 2009, the market capitalization of the largest company (in a particular country) included within the fund's definition of small companies ranged from approximately $427 million (New Zealand) to $14 billion (Switzerland) (based on exchange rates as of May 31, 2009). The Manager selects stocks using fundamental analysis that is informed by a disciplined quantitative screening process. The Manager separates companies with valuations it believes are deservedly low from those it believes represent investment opportunities. The Manager analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and local industry peers. Company visits by the Manager to evaluate management and production facilities and other meetings with management are an integral part of the investment process. The fund's country selections relative to its benchmark are determined by a cumulative quantitative value score for each country together with the Manager's evaluation of the country's fundamentals. Typically overweights or underweights (sometimes to a significant extent) its investment exposures in particular countries relative to the fund's benchmark. Generally seeks to be fully invested, and normally does not take temporary defensive positions.  The fund, however, may hold up to 10% of its total assets in cash and cash equivalents in order to manage cash inflows and outflows as a result of shareholder purchases and redemptions. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. Typically invests in emerging countries, but these investments (excluding investments in companies from emerging countries included in the fund's benchmark) generally represent 10% or less of the fund's total assets. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including, without limitation, futures and options.

GMO International Small Companies Fund MSCI EAFE Small Cap Index (Europe, Australasia, and Far East)

Seeks high total return. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in non-U.S. companies, including non-U.S. companies in developed and emerging countries, but excluding the largest 500 non-U.S. companies in developed countries based on full, non-float adjusted market capitalization and any company in an emerging country with a full, non-float adjusted market capitalization that is greater than or equal to that of the smallest excluded developed country companies ("small companies"). A company's full, non-float adjusted market capitalization includes all of the company's outstanding equity securities. As of May 31, 2009, the market capitalization of the largest company included within the fund's definition of small companies was approximately $5.67 billion. Under normal circumstances, invests at least 80% of its assets in securities of small companies. The Manager relies principally on proprietary quantitative models to evaluate and select individual stocks, countries, and currencies. The Manager also employs fundamental investment techniques in selecting stocks, countries, and currencies for the portfolio. In selecting stocks for the portfolio, the Manager seeks to identify stocks it believes are (i) undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. In selecting countries in which to invest and determining the fund's currency exposures, the Manager considers many factors, which may include aggregate stock market valuations, global competitiveness, and investor sentiment. The Manager also uses proprietary techniques to adjust the composition of the portfolio for other factors such as position size, country, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by increasing or decreasing the Fund's investment exposures; and/or (iv) adjust its foreign currency exposure. The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

GMO Emerging Markets Fund S&P/IFCI (Investable) Composite Index

Seeks total return in excess of that of its benchmark. Typically makes equity investments in companies whose stocks are traded in the securities markets of the world's non-developed markets ("emerging markets"). Under normal circumstances, invests at least 80% of its assets in investments tied economically to emerging markets. The Manager uses proprietary quantitative models and fundamental analysis to decide which countries to invest in and to identify potential stocks. Country selection generally is the most significant factor affecting the fund's performance relative to its benchmark. The Manager's evaluation and selection decisions for countries and stocks are based on several factors and models, including: (i) countries – value, momentum, and macroeconomic models; and (ii) stocks – earnings and price momentum, price to earnings ratios, price to book ratios and quality. The factors considered and models used by the Manager may change over time. Generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives (including options, futures, warrants, and swap contracts) and exchange-traded funds ("ETFs") to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by increasing or decreasing the fund's investment exposures; and/or (iv) adjust its foreign currency exposure. The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. The fund has entered into an agreement with an ETF that allows the fund to invest in that ETF beyond 1940 Act statutory limitations, provided that the fund complies with the terms and conditions of the ETF's exemptive order. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Emerging Countries Fund S&P/IFCI (Investable) Composite Index

Seeks total return in excess of that of its benchmark. Typically makes equity investments in companies whose stocks are traded in the securities markets of the world's non-developed countries ("emerging countries"). Under normal circumstances, the fund invests at least 80% of its assets in investments tied economically to emerging countries. The Manager uses proprietary quantitative models and fundamental analysis to decide which countries to invest in and to identify potential stocks. Country selection generally is the most significant factor affecting the fund's performance relative to its benchmark. The Manager's evaluation and selection decisions for countries and stocks are based on several factors and models, including: (i) countries – value, momentum, and macroeconomic models; and (ii) stocks – earnings and price momentum, price to earnings ratios, price to book ratios and quality. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives (including options, futures, warrants, and swap contracts) and exchange-traded funds ("ETFs") to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by increasing or decreasing the fund's investment exposures; and/or (iv) adjust its foreign currency exposure. The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. The fund has entered into an agreement with an ETF that allows the fund to invest in that ETF beyond 1940 Act statutory limitations, provided that the fund complies with the terms and conditions of the ETF's exemptive order. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Developed World Stock Fund MSCI World Index

Seeks high total return. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in companies tied economically to the world's developed markets, including the U.S. Under normal circumstances, invests at least 80% of its assets in stocks tied economically to developed markets. For this purpose, the term "stocks" refers to investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depository receipts, and the term "developed markets" refers to those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics. The Manager relies principally on proprietary quantitative models to evaluate and select individual stocks, countries, and currencies. The Manager also employs fundamental investment techniques in selecting stocks, countries, and currencies for the portfolio. In selecting stocks for the portfolio, the Manager seeks to identify stocks it believes are (i) undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. In selecting countries in which to invest and determining the fund's currency exposures, the Manager considers many factors, which may include aggregate stock market valuations, global competitiveness, and investor sentiment. The Manager also uses proprietary techniques to adjust the composition of the portfolio for other factors such as position size, country, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by increasing or decreasing the fund's investment exposures; and/or (iv) adjust its foreign currency exposure. The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Other Funds
Fund Name and Benchmark	Investment Goals/Strategy
GMO Alpha Only Fund Citigroup 3-Month Treasury Bill Index

Seeks to outperform its benchmark. Invests in shares of the GMO U.S. Equity Funds and GMO International Equity Funds and also may invest in shares of GMO Emerging Country Debt Fund and GMO Flexible Equities Fund (collectively, the "underlying funds"). In addition, the fund may invest in securities. The fund implements its strategy with investments in a combination of U.S., foreign, and emerging country equities, and emerging country debt. The Manager uses proprietary quantitative models and fundamental investment techniques to select the underlying funds and securities in which the fund invests and to decide how much to invest in each. The models use multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, and emerging country debt) and sub-asset classes (e.g., small-to-mid cap stocks in the foreign equity asset class and quality stocks in the U.S. equity and emerging country equity asset classes). The Manager seeks to hedge some or all of the broad market exposure of the underlying funds and assets in which the fund invests by using futures, swap contracts, and currency forwards and by making short sales of securities (e.g., shares of an exchange-traded fund). The Manager changes the fund's holdings in response to changes in its investment outlook and market valuations and may use redemption/ purchase activity to rebalance the fund's investments. To the extent that the fund's hedges are effective, the performance of the fund's portfolio is expected to have a low correlation to the performance of the underlying funds and assets in which the fund invests. Instead, the fund's performance is expected to approximate the performance of the underlying funds and assets in which the fund invests relative to the broader securities markets. Generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and other cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Special Situations Fund N/A

Seeks capital appreciation and capital preservation. Seeks to achieve its investment objectives by implementing investment strategies that complement long-only investments in global equities and fixed income instruments. May have long or short exposure to foreign and U.S. equity securities (including both growth and value style equities and equities of any market capitalization), foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), currencies, and, from time to time, other alternative asset classes (e.g., instruments that seek exposure to or hedge risks of market volatility). The fund is not restricted in its exposure to any particular asset class, and at times may be substantially exposed (long or short) to a single asset class (e.g., equity securities or fixed income securities). In addition, the fund is not restricted in its exposure (long or short) to any particular market. May have substantial exposure (long or short) to a particular country or type of country (e.g., emerging countries). The fund could be subject to material losses from a single investment. In managing the fund's strategy, the Manager employs proprietary quantitative investment models and fundamental judgment for the selection of derivatives and other investments and portfolio construction. The models use one or more independent, though possibly concentrated or focused, strategies for selection of investments. The Manager also may eliminate strategies or add new strategies in response to additional research, changing market conditions, or other factors. In pursuing its investment objectives, the fund is permitted to use a wide variety of exchange-traded and over-the-counter ("OTC") derivatives, including options, futures, swap contracts, swaptions and foreign currency derivative transactions. For example, in circumstances that the Manager deems appropriate, the fund intends to use credit default swaps to a significant extent to take an active long or short position with respect to the likelihood of default by special purpose, corporate, or sovereign issuers. Additionally, in circumstances that the Manager deems appropriate, the fund intends to take significant active long and short currency positions in a particular currency through exchange-traded and OTC foreign currency derivatives as well as to hedge its currency exposure through the use of currency forwards and other derivatives. Except for margin or other applicable regulatory requirements, there are no limitations on the extent of the fund's net long or net short positions. May elect to make some or all of its investments through one or more wholly-owned, non-U.S. subsidiaries. GMO may serve as the investment manager to these companies but will not receive any additional management or other fees for those services. May invest in unaffiliated money market funds in reliance on Rule 12d1-1 under the the 1940 Act. Investments by the fund in unaffiliated money market funds may exceed the limits expressed in Section 12(d)(1)(A) of the 1940 Act. Additionally, the fund may (but is not required to) invest in GMO U.S. Treasury Fund. Does not seek to control risk relative to a particular securities market index or benchmark. In addition, the fund does not seek to outperform a particular securities market index or blend of market indices. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Flexible Equities Fund MSCI World Index

Seeks total return in excess of its benchmark. Seeks to achieve its objective principally by investing in equity securities traded in any of the world's securities markets based on the Manager's assessment of relative opportunities in those markets. Does not seek to control risk relative to the MSCI World Index or any other benchmark. May make equity investments in any country, including the U.S. Under normal circumstances, the fund invests at least 80% of its assets in equity investments. The fund is permitted to make equity investments of all types, including equities issued by foreign and/or U.S. companies, growth and/or value style equities, and equities of any market capitalization. In addition, the fund is not restricted in its exposure to any market or type of equity security, and may invest all its assets in a limited number of equity securities of companies in a single country and/or capitalization range. The fund could be subject to material losses from a single investment. The Manager uses proprietary quantitative models and fundamental investment techniques to select the countries and equities in which the fund invests, to decide how much to invest in each, and to determine the fund's currency exposures. The Manager shifts investments among equities issued by companies in different countries in response to changes in its investment outlook and market valuations. Generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. If the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund is permitted to (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by increasing or decreasing the fund's investment exposures; and/or (iv) adjust its foreign currency exposure. The fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. For investment and hedging purposes, the fund also may make short sales of securities, including short sales of securities the fund does not own. In addition, the fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. May invest in unaffiliated money market funds. Additionally, the fund may (but is not required to) invest in GMO U.S. Treasury Fund. The fund is a non-diversified investment company within the meaning of the 1940 Act.

FOR MORE INFORMATION
More information on a Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. The Report of Independent Registered Public Accounting Firm and each Fund's audited financial statements included in each Fund's most recent audited annual report are incorporated by reference into this Prospectus.

To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us:
By telephone: Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778
By e-mail: wfaf@wellsfargo.com
By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
On the Internet: www.wellsfargo.com/advantagefunds
From the SEC: Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100"F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

_______ / P______ 07-10
ICA Reg. No. 811-09253

© 2010 Wells Fargo Funds Management, LLC. All rights reserved.

WellsFargo
Advantage Funds® - Allocation Funds
Prospectus July 19, 2010
Asset Allocation Fund Administrator Class - EAIFX Administrator Class

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

Wells Fargo Advantage Funds - Allocation Funds

Asset Allocation Fund

Investment Objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages __ and __ of the Prospectus and "Additional Purchase and Redemption Information" on page __ of the SAI.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

The Fund is a diversified investment, consisting of stock, bond and alternative investment strategy funds, with an emphasis on stock funds. The Fund invests all of its investable assets in Asset Allocation Trust ("AAT"), an investment company managed by Grantham, Mayo, Van Otterloo & Co., LLC ("GMO"). AAT, in turn, invests its assets in GMO-managed mutual funds ("underlying funds") and may be exposed to U.S. and foreign equity securities (including both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), and, from time to time, other alternative asset classes.

Principal Investment Risks

Because the Fund invests all of its investable assets in AAT, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks include risks that result from the Fund's indirect investments in the underlying funds. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified. In addition, some of the underlying funds in which the Fund indirectly invests have a policy that permits those funds to concentrate their investments in particular sectors,industries or countries. An underlying fund that concentrates its investments in a limited number of sectors, industries or countries will be more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries or countries than a fund that invests its assets more broadly, and the value of the underlying fund's shares may be more volatile.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Currency Hedging Risk. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

High Yield Securities Risk. High yield securities, i.e. "junk bonds" are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and may be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Large Shareholder Risk. If a large shareholder in an underlying fund sells shares of the underlying fund, the underlying fund's performance may be adversely affected.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Disruption and Geopolitical Risk. Geopolitical events such as wars and terrorist attacks may adversely affect securities markets and individual issuers.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Underlying Funds Risk. The risks associated with each Portfolio include the risks related to each Underlying Fund in which the Portfolio invests.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Advisor	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Ben Inker1/2010

1

The Fund invests all of its assets directly in Asset Allocation Trust, for which GMO serves as investment adviser. Mr. Inker, an employee of GMO, is responsible for coordinating the portfolio management of Asset Allocation Trust.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares "beginning on page XX of the Prospectus.

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Opening an Account
Institutions which currently have another account with
Wells Fargo Advantage Funds may open an account by
phone or internet. If the institution does not have an
account, contact your investment representative.

For More Information
See How to Buy Shares beginning on page XX of the
Prospectus

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston,MA 02266-8266 Internet: www.wellsfargo.com/ advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

Key Fund Information

This Prospectus contains information about the Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of the Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

  what the Fund is trying to achieve;

  how we intend to invest your money; and

  what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of the Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis.

Principal Risk Factors

This section lists the principal risk factors for the Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

Asset Allocation Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
PORTFOLIO MANAGER Ben Inker[1]
FUND INCEPTION: July 16, 2010 ADMINISTRATOR CLASS Ticker: EAIFX Fund Number: 4706

1

The Fund invests all of its assets directly in Asset Allocation Trust, for which GMO serves as investment adviser. Mr. Inker, an employee of GMO, is responsible for coordinating the portfolio management of Asset Allocation Trust.

Investment Objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Principal Investments

The Fund's target allocation is as follows:

  25% of the Fund's [total/net] assets in fixed income securities; and

  25% of the Fund's [total/net] assets in equity securities.

Principal Investment Strategies

The Fund is a diversified investment, consisting of stock, bond and alternative investment strategy funds, with an emphasis on stock funds. The Fund invests all of its investable assets in AAT, an investment company managed by GMO. AAT, in turn, invests its assets in GMO-managed mutual funds ("underlying funds") and may be exposed to U.S. and foreign equity securities (including both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), and, from time to time, other alternative asset classes. AAT is currently wholly owned by the Fund.

GMO uses proprietary quantitative models to determine the choice and weighting of the underlying funds in which AAT invests. These models use multi-year forecasts of relative value and risk among the asset classes (e.g., U.S. equity, foreign equity, emerging country equity, emerging country debt, U.S. fixed income, and foreign fixed income) in which the underlying funds invest. GMO shifts AAT's investments in the underlying funds in response to changes in GMO's investment outlook and market valuations and to accommodate cash flows, and intends to expose at least 25% of AAT's assets to fixed income investments and at least 25% of AAT's assets to equity investments. GMO regularly reviews the investments of AAT and may sell a holding of AAT when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or GMO has identified a more attractive investment opportunity.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

Because the Fund invests all of its investable assets in AAT, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks include risks that result from the Fund's indirect investments in the underlying funds. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified. In addition, some of the underlying funds in which the Fund indirectly invests have a policy that permits those funds to concentrate their investments in particular sectors, industries or countries. An underlying fund that concentrates its investments in a limited number of sectors, industries or countries will be more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries or countries than a fund that invests its assets more broadly, and the value of the underlying fund's shares may be more volatile.

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk
Currency Hedging Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Foreign Investment Risk
Growth Style Investment Risk
High Yield Securities Risk
Issuer Risk
Large Shareholder Risk

Leverage Risk
Liquidity Risk
Management Risk
Market Disruption and Geopolitical Risk
Market Risk
Mortgage- and Asset-Backed Securities Risk
Regulatory Risk
Smaller Company Securities Risk
Underlying Funds Risk
Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks."

Because the Fund invests all of its investable assets in AAT, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks include risks that result from the Fund's indirect investments in the underlying funds. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified. In addition, some of the underlying funds in which the Fund indirectly invests have a policy that permits those funds to concentrate their investments in particular sectors,industries or countries. An underlying fund that concentrates its investments in a limited number of sectors, industries or countries will be more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries or countries than a fund that invests its assets more broadly, and the value of the underlying fund's shares may be more volatile.

The principal risks for the Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Counter-Party Risk
 When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Currency Hedging Risk
 An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. To manage currency exposure, a Fund may purchase currency futures or enter into forward currency contracts to "lock in" the U.S. dollar price of the security. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract. Similar to a forward currency contract, currency futures contracts are standardized for the convenience of market participants and quoted on an exchange. To reduce the risk of one party to the contract defaulting, the accrued profit or loss from a futures contract is calculated and paid on a daily basis rather than on the maturity of the contract.

Debt Securities Risk
 Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as assetbacked securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

Derivatives Risk
 The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Emerging Markets Risk
Emerging markets securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries. Emerging markets may be under-capitalized and have less developed legal and financial systems than markets in the developed world. Additionally, emerging markets may have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk
 Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Growth Style Investment Risk
 Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

High Yield Securities Risk
 High yield securities (sometimes referred to as "junk bonds") are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and their values may be more volatile than higher-rated securities of similar maturity. The value of these securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these securities may be less liquid and more difficult to value than higher-rated securities.

Issuer Risk
 The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Large Shareholder Risk
To the extent that shares of an underlying fund are held by large shareholders (e.g., institutional investors or asset allocation funds), they are subject to the risk that these shareholders will reallocate or rebalance their investments. These transactions will affect the underlying funds, since they may have to sell portfolio securities in order to satisfy redemption requests or purchase portfolio securities in order to invest cash. This risk will be particularly pronounced if one shareholder owns a substantial portion of an underlying fund. These transactions could adversely affect the underlying funds' performance to the extent that the underlying funds are required to sell investments or invest cash at times when they would not otherwise do so. These transactions may also accelerate the realization of taxable income to the shareholder if such sales of investments result in gains, and may also increase transaction costs.

Leverage Risk
 Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk
A security may not be sold at the time desired or without adversely affecting the price.

Management Risk
 We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

Market Disruption and Geopolitical Risk
The Fund is subject to the risk that geopolitical events may disrupt securities markets and adversely affect global economies and markets generally. The war in Iraq has had a substantial effect on economies and securities markets in the U.S. and worldwide. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks of September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar future events cannot be ruled out. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Those events, as well as other changes in foreign and domestic economic and political conditions, also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund's investments. At such times, the Fund's exposure to the risks described elsewhere in this section, including stock market risk and credit risk, can increase. Also, the value of the Fund's investments may be adversely affected by acts of terrorism and other changes in foreign and domestic economic and political conditions. In addition, market disruptions might make it difficult for the underlying funds to stay fully invested in the relevant asset class, such as domestic equities, foreign equities, or implement their investment programs for a period of time. For example, a disruption may cause the underlying funds' derivative counterparties to discontinue offering derivatives on certain underlying securities, reference rates, or indices or to offer such products on a more limited basis.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets. The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

Mortgage- and Asset-Backed Securities Risk
 Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. In addition, mortgage dollar rolls are transactions in which a Fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. Mortgage- and asset-backed securities, including mortgage dollar roll transactions, are subject to certain additional risks. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. This is known as extension risk. In addition, these securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their debts sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk. These securities also are subject to risk of default on the underlying mortgage or assets, particularly during periods of economic downturn.

Regulatory Risk
 Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk
Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Underlying Funds Risk
 The risks associated with the Fund include the risks related to each underlying fund in which it invests. We seek to reduce the risk of your investment by diversifying among underlying funds that invest in stocks and bonds. You still have the risks of investing in various asset classes, such as market risks relating to stocks and, in some cases bonds, as well as the risks of investing in a particular underlying fund, such as risks relating to the particular investment management style and that the underlying fund may underperform other similarly managed funds. To the extent that an underlying fund actively trades its securities, a portfolio will experience a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains. Investments in a portfolio result in your incurring greater expenses than if you were to invest directly in the underlying funds in which the portfolio invests. There can be no assurance that any mutual fund, including an underlying fund, will achieve its investment objective.

Value Style Investment Risk
Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Fund and approves the selection of various companies hired to manage the Fund's operations. Except for the Fund's investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

The Investment Adviser

Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Fund and for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as described in the Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory agreement for the Fund is available in the Fund's semiannual report for the fiscal half-year ended [  ], 2010.

For the Fund's most recent fiscal year end, the advisory fee paid to Funds Management was as follows:

Advisory Fees Paid
Fund Name	As a % of average daily net assets
Asset Allocation Fund	[ ]%

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Fund and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator, principal underwriter, and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

Ben Inker Asset Allocation Fund

The Acquiring Fund will invest all of its assets directly in AAT. Day-to-day management of AAT is the responsibility of GMO's Asset Allocation Division (the "Division"). The Division's members work collaboratively to manage AAT's portfolio, and no one person is primarily responsible for day-to-day management of AAT. Ben Inker, the senior member of the Division, allocates the responsibility for portions of AAT's portfolio to various members of the Division, oversees the implementation of the trades on behalf of AAT, reviews the overall composition of the portfolio, including compliance with stated investment objectives and strategies, and monitors cash flows. Mr. Inker has served as a senior member of the Division responsible for coordinating the portfolio management of AAT (and previously the Target Fund) since the Target Fund's inception. Mr. Inker is Director of the Division. He has been responsible for overseeing the portfolio management of GMO's asset allocation portfolios since 1996.

Dormant Multi-Manager Arrangement

The Board has adopted a"multi-manager"arrangement for the Asset Allocation Fund. Under this arrangement, the Fund and Funds Management may engage one or more sub-advisers to make day to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the"multi-manager"arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

Compensation to Dealers and Shareholders Servicing Agents

Shareholder Servicing Plan
The Fund has a shareholder servicing plan. Under this plan, the Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmationsof transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above.The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

Pricing of Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET).To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if,among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security.We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

How to Buy Shares

Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

  Employee benefit plan programs that have at least $10 million in plan assets;

  Broker-dealer managed account or wrap programs that charge an asset-based fee;

  Registered investment adviser mutual fund wrap programs that charge an asset-based fee;

  Internal Revenue Code Section 529 college savings plan accounts;

  Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

  Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

  Institutions who invest a minimum initial amount of $1 million in a Fund; and

  Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

A new account may not be opened by
telephone or internet unless the institution
has anotherWells Fargo Advantage Fund
account. If the institution does not currently
have an account, contact your investment
representative.

To buy additional shares or to buy
shares in a new Fund:

  Call Investor Services at 1-800-222-8222 or

  Call 1-800-368-7550 for the automated phone system or

  visit ourWeb site at www.wellsfargo.com/ advantagefunds

By Wire

  Complete and sign the Institutional Class account application

  Call Investor Services at 1-800-222-8222 for faxing instructions

  Use the following wiring instructions: State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account: 9905-437-1 Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number) Account Name: Provide your name as registered on the Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

Special Considerations When Investing Through Financial Intermediaries:
 If a financial intermediary purchases Administrator Class shares on your behalf, you should understand the following:

  Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

  Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers'beneficial ownership of the shares.

  Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

  Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

  U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

  Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

  Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

How to Sell Shares

Administrator Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

  To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

  Redemptions processed by EFT to a linkedWells Fargo Bank account occur same day forWells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

  Transfers made to aWells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

  Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

  To arrange for a Federal Funds wire, call 1-800-222-8222.

  Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

  Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

General Notes for Selling Shares

  Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

  Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

  Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

  Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

  Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

  In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

  An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

  You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

  Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

  If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

  Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

The Fund reserves the right to reject any purchase or exchange order for any reason. The Fund is not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Fund actively discourages and takes steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Fund's policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Fund takes steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be"blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption.This policy does not apply to:

  Money market funds;

  Ultra-short funds;

  Purchases of shares through dividend reinvestments;

  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

  Rebalancing transactions within certain asset allocation or"wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

  Transactions initiated by a registered"fund of funds"or Section 529 Plan into an underlying fund investment;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are part of an exchange transaction).

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity.As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plans and registered funds of funds.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

  Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV.You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Fund generally makes distributions of any net investment income and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning.You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced,maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Additional Performance Information

This section contains additional information regarding performance of a Fund. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section entitled "Share Class Performance" provides history for specified share classes of certain Funds.

Index Descriptions
 The Fund has not yet commenced operations and so does not yet have performance history. Once it does, the Fund will compare its returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

Barclays Capital Aggregate Bond Index (BCABI)

The BCABI is an unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market, including U.S. government and U.S. government agency securities, corporate securities, and asset-backed securities.

Morgan Stanley Capital International All Country World Index (MSCI ACWI)	The MSCI ACWI is an independently maintained and published international (including emerging) equity index.
GMO Global Balanced Index (GMOGBI)	The GMOGBI is a composite benchmark computed by GMO. The GMOGBI consists of (1) the MSCI ACWI; and (2) the BCABI in the following proportions: 65% (MSCI ACWI), and 35% (BCABI).

Share Class Performance
 The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

  Asset Allocation Fund - Administrator Class Shares. Performance shown for Administrator Class shares reflects the performance of Administrator Class shares of Evergreen Asset Allocation Fund, the accounting and performance survivor in a merger with the Asset Allocation Fund.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. On July 19, 2010, the Asset Allocation Fund acquired the assets of Evergreen Asset Allocation Fund. Evergreen Asset Allocation Fund is the accounting and performance survivors of the transaction. The financial highlights for the periods prior to July 19, 2010 are those of Evergreen Asset Allocation Fund. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.

[table(s) to come]

Description of Underlying Funds

The following information has been provided to the Fund by GMO and the underlying funds in which the Asset Allocation Trust invests. These summaries are qualified in their entirety by reference to the prospectus and SAI of each underlying fund.

GMO may change the investment policies and/or programs of the underlying funds at any time without notice to shareholders of the Fund. Each of the underlying funds is subject to some or all of the risks detailed in this prospectus under "Principal Risks." For a more detailed explanation of each underlying fund's principal investments, investment methodology and risks, as well as a definition of each underlying fund's benchmark, see "Underlying Funds" in the Fund's Statement of Additional Information. References below to the "Manager" are to GMO.

GMO U.S. Equity Funds
Fund Name and Benchmark	Investment Goal/Strategy
GMO U.S. Core Equity Fund S&P 500 Index

Seeks high total return. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in companies that issue stocks included in the S&P 500 Index, a U.S. stock index, and in companies with similar market capitalizations. Under normal circumstances, invests at least 80% of its assets in equity investments tied economically to the U.S. The Manager relies principally on proprietary quantitative models to evaluate and select stocks for the fund. The Manager also employs fundamental investment techniques to select stocks for the fund. The Manager seeks to identify stocks it believes (i) are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating investment exposure through the use of futures contracts or other types of derivatives); and/or (iii) manage risk by increasing or decreasing the fund's investment exposures.

GMO Quality Fund (formerly, GMO U.S. Quality Equity Fund) S&P 500 Index

Seeks high total return through investment in equities the Manager believes to be high quality. May make security investments in companies whose stocks are traded in any of the world's securities markets. The Manager relies principally on proprietary models, both quantitative and fundamental, to evaluate a company's quality based on several factors, including, but not limited to, expected earnings volatility (as measured by the volatility of profitability), profits (return on equity), and operational and financial leverage (fixed operating costs and total outstanding debt, each in relation to equity and revenues). The Manager seeks to identify stocks it believes are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value) and/or stocks it believes have improving fundamentals. The Manager also uses proprietary techniques to adjust the fund's portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and models used by the Manager may change over time. May hold fewer than 100 stocks. Does not seek to control risk relative to the S&P 500 Index, MSCI ACWI (All Country World Index) Index, or any other securities market index or benchmark. Reserves the right to make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt investments. May make investments in emerging countries. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating investment exposure through the use of futures contracts or other types of derivatives); and/or (iii) manage risk by increasing or decreasing the fund's investment exposures. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO U.S. Intrinsic Value Fund Russell 1000® Value Index

Seeks long-term capital growth. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000® Index, a U.S. stock index, and in companies with similar market capitalizations. Under normal circumstances, invests at least 80% of its assets in investments tied economically to the U.S. The Manager relies principally on proprietary quantitative models to evaluate and select stocks for the fund. The Manager also employs fundamental investment techniques to select stocks for the fund. The Manager seeks to identify stocks it believes (i) are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating investment exposure through the use of futures contracts or other types of derivatives); and/or (iii) manage risk by increasing or decreasing the fund's investment exposures. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO U.S. Growth Fund Russell 1000® Growth Index

Seeks long-term capital growth. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000® Index, a U.S. stock index, and in companies with similar market capitalizations. Under normal circumstances, invests at least 80% of its assets in investments tied economically to the U.S. The Manager relies principally on proprietary quantitative models to evaluate and select stocks for the fund. The Manager also employs fundamental investment techniques to select stocks for the fund. The Manager seeks to identify stocks it believes (i) have superior fundamentals; (ii) have shown indications of improving investor sentiment; and/or (iii) are undervalued (generally, stocks the Manager believes are undervalued trade at prices below what the Manager believes to be their fundamental value). The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and models used by the Manager may change over time. Generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating investment exposure through the use of futures contracts or other types of derivatives); and/ or (iii) manage risk by increasing or decreasing the fund's investment exposures. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Real Estate Fund MSCI U.S. REIT Index

Seeks high total return. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in U.S. companies that issue stocks included in the MSCI U.S. REIT Index and in companies with similar characteristics. Has a fundamental policy to concentrate its investments in real estate-related investments. Under normal circumstances, invests at least 80% of its assets in real estate investment trusts ("REITs") and other real estate-related investments. REITs are managed vehicles that invest in real estate or real estate-related investments. For this purpose, the term "real estate-related investments" includes REITs and companies that derive at least 50% of their revenues and profits from, or have at least 50% of their assets invested in, (i) the development, construction, management, or sale of real estate; (ii) real estate holdings; or (iii) products or services related to the real estate industry. The Manager relies principally on proprietary quantitative models to evaluate and select stocks for the fund. The Manager also employs fundamental investment techniques to select stocks for the fund. The Manager seeks to identify stocks it believes (i) are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating investment exposure through the use of futures contracts or other types of derivatives); and/ or (iii) manage risk by increasing or decreasing the fund's investment exposures. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO U.S. Small/Mid Cap Value Fund Russell 2500® Value Index

Seeks long-term capital growth. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500® Index, a U.S. stock index, and in companies with similar market capitalizations ("small- and mid-cap companies"). Under normal circumstances, invests at least 80% of its assets in investments in small- and mid-cap companies tied economically to the U.S. The Manager relies principally on proprietary quantitative models to evaluate and select stocks for the fund. The Manager also employs fundamental investment techniques to select stocks for the fund. The Manager seeks to identify small- and mid-cap company stocks it believes (i) are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating investment exposure through the use of futures contracts or other types of derivatives); and/or (iii) manage risk by increasing or decreasing the fund's investment exposures.

GMO U.S. Small/Mid Cap Growth Fund Russell 2500® Growth Index

Seeks long-term capital growth. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500® Index, a U.S. stock index, and in companies with similar market capitalizations ("small- and mid-cap companies"). Under normal circumstances, invests at least 80% of its assets in investments in small- and mid-cap companies tied economically to the U.S. The Manager relies principally on proprietary quantitative models to evaluate and select stocks for the fund. The Manager also employs fundamental investment techniques to select stocks for the fund. The Manager seeks to identify small- and mid-cap company stocks it believes (i) have superior fundamentals; (ii) have shown indications of improving investor sentiment; and/or (iii) are undervalued (generally, stocks the Manager believes are undervalued trade at prices below what the Manager believes to be their fundamental value). The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating investment exposure through the use of futures contracts or other types of derivatives); and/or (iii) manage risk by increasing or decreasing the fund's investment exposures. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Fixed Income Funds

Because of the deterioration in credit markets that became acute in 2008, the GMO Fixed Income Funds (other than GMO U.S. Treasury Fund, GMO Asset Allocation Bond Fund, GMO Debt Opportunities Fund, and GMO High Quality Short-Duration Bond Fund) previously effected nearly all redemptions of their shares in-kind. For all underlying funds, if GMO determines, in its sole discretion, that paying redemption proceeds wholly or partly in cash would be detrimental to the best interests of an underlying fund's remaining shareholders, the underying fund may pay the redemption proceed in whole or in part with securities instead of cash. Additionally, these GMO Fixed Income Funds will, if deemed prudent by the Manager, take temporary defensive measures (until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with a fund's normal investment strategies) and may not achieve their respective investment objectives during the period in which they are taking temporary defensive measures. With respect to the GMO Fixed Income Funds' investments, the term "investment grade" refers to a rating of Baa3/P-2 or better given by Moody's Investors Service, Inc. ("Moody's") or BBB-/A-2 or better given by Standard & Poor's Rating Services (S&P) to a particular debt investment/commercial paper, and the term "below investment grade" refers to any rating below Baa3/P-2 given by Moody's or below BBB-/A-2 given by S&P to a particular debt investment/commercial paper. Fixed income securities rated below investment grade are also known as high yield or "junk" bonds. In addition, investment-grade securities/commercial paper that are given a rating of Aa/P-1 or better by Moody's or AA/A-1 or better by S&P are referred to as "high quality." Securities referred to as investment grade, below investment grade, or high quality include not only securities rated by Moody's and/or S&P, but also securities unrated by Moody's or S&P that are determined by the Manager to have credit qualities comparable to securities rated by Moody's or S&P as investment grade, below investment grade, or high quality, as applicable.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Domestic Bond Fund Barclays Capital U.S. Government Index

Seeks total return in excess of that of its benchmark. Typically invests in bonds included in the fund's benchmark and in securities and instruments with similar characteristics. May implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other GMO Funds and/or (ii) directly by purchasing bonds. Has historically gained its investment exposure primarily through the use of derivatives and investments in other GMO Funds. As a result, the fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset backed securities). Under normal circumstances, the fund invests at least 80% of its assets in bonds tied economically to the U.S. To implement its investment strategies, the fund may invest in or hold: (i) U.S. investment-grade bonds, including asset-backed securities and U.S. government securities (including securities neither guaranteed nor insured by the U.S. government); (ii) derivatives, including without limitation, futures contracts, credit default swaps and other swap contracts; (iii) shares of SDCF (to gain exposure to asset-backed securities); and (iv) shares of U.S. Treasury Fund (for liquidity management purposes). Because of the deterioration in credit markets that became acute in 2008, the fund through its investment in SDCF currently holds and may continue to hold material positions of below investment grade securities. May also invest a portion of its assets in foreign bonds and lower-rated securities. May invest in unaffiliated money market funds in reliance on Rule 12d1-1 under the 1940 Act. Investments by the fund in unaffiliated money market funds may exceed the limits expressed in Section 12(d)(1)(A) of the 1940 Act. The Manager employs fundamental investment techniques and quantitative models to identify investments the Manager believes are undervalued or may provide downside protection. The Manager considers issue-specific risk in the selection process. The Manager normally seeks to cause the duration of the fund to approximate that of its benchmark (4.7 years as of 5/31/09). The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Core Plus Bond Fund Barclays Capital U.S. Aggregate Index

Seeks total return in excess of that of its benchmark. Typically invests in bonds included in the fund's benchmark and in securities and instruments with similar characteristics. Seeks additional returns by seeking to exploit differences in global interest rates, sectors, and credit, currency, and emerging country debt markets. May implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other GMO Funds and/or (ii) directly by purchasing bonds denominated in various currencies. Has historically gained its investment exposure primarily through the use of derivatives and investments in other GMO funds. As a result, the fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Under normal circumstances, the fund invests at least 80% of its assets in bonds. To implement its investment strategies, the fund may invest in or hold: (i) investment-grade bonds denominated in various currencies, including foreign and U.S. government securities and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; (ii) derivatives, including without limitation, futures contracts, currency options, currency forwards, credit default swaps and other swap contracts (to gain exposure to the global interest rate, credit, and currency markets); (iii) shares of SDCF (to gain exposure to asset-backed securities); (iv) shares of Overlay Fund (to attempt to exploit misvaluations in world interest rates, currencies, and credit markets); (v) shares of GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to sovereign debt of emerging countries); and (vi) shares of GMO U.S. Treasury Fund (for liquidity management purposes). Because of the deterioration in credit markets that became acute in 2008, the fund through its investment in SDCF and Overlay Fund currently holds and may continue to hold material positions of below investment grade securities. This is in addition to the fund's emerging country debt investments. The Manager employs fundamental investment techniques and quantitative models to determine the relative values of the interest rate and currency markets, to determine currency and interest rate exposures, and to identify investments the Manager believes are undervalued or may provide downside protection. May take active overweighted and underweighted positions in particular interest rate markets and currencies relative to its benchmark, using derivatives and other instruments to adjust its foreign currency exposure independently of its exposure to interest rate markets. The Manager normally seeks to maintain the fund's estimated portfolio duration within +/-2 years of the benchmark's duration (4.1 years as of 5/31/09). The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO International Bond Fund JPMorgan Non-U.S. Government Bond Index

Seeks total return in excess of that of its benchmark. Typically invests in bonds included in the fund's benchmark and in securities and instruments with similar characteristics. Seeks additional returns by seeking to exploit differences in global interest rates, sectors, and credit, currency, and emerging country debt markets. May implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other GMO Funds and/or (ii) directly by purchasing bonds denominated in various currencies. Has historically gained its investment exposure primarily through the use of derivatives and investments in other GMO Funds. As a result, the fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Under normal circumstances, the fund invests at least 80% of its assets in bonds. To implement its investment strategies, the fund may invest in or hold: (i) investment-grade bonds denominated in various currencies, including foreign and U.S. government securities and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; (ii) derivatives, including without limitation, futures contracts, currency options, currency forwards, credit default swaps and other swap contracts (to gain exposure to the global interest rate, credit, and currency markets); (iii) shares of SDCF (to gain exposure to asset-backed securities); (iv) shares of Overlay Fund (to attempt to exploit misvaluations in world interest rates, currencies, and credit markets); (v) shares of GMO Emerging Country Debt Fund (to gain exposure to sovereign debt of emerging countries); and (vi) shares of GMO U.S. Treasury Fund (for liquidity management purposes). Because of the deterioration in credit markets that became acute in 2008, the Fund through its investment in SDCF and Overlay Fund currently holds and may continue to hold material positions of below investment grade securities. This is in addition to the fund's emerging country debt investments. The Manager employs fundamental investment techniques and quantitative models to determine the relative values of the interest rate and currency markets, to determine currency and interest rate exposures, and to identify investments the Manager believes are undervalued or may provide downside protection. May take active overweighted and underweighted positions in particular interest rate markets and currencies relative to its benchmark, using derivatives and other instruments to adjust its foreign currency exposure independently of its exposure to interest rate markets. The Manager normally seeks to maintain the fund's estimated portfolio duration within +/- 2 years of the benchmark's duration (6.4 years as of 5/31/09). The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Currency Hedged International Bond Fund JPMorgan Non-U.S. Government Bond Index (Hedged) (ex-Japan)

Seeks total return in excess of that of its benchmark. Typically invests in bonds included in the fund's benchmark and in securities and instruments with similar characteristics. Seeks additional returns by seeking to exploit differences in global interest rates, sectors, and credit, currency, and emerging country debt markets. The fund may implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other GMO funds and/or (ii) directly by purchasing bonds denominated in various currencies. Has historically gained its investment exposure primarily through the use of derivatives and investments in other GMO funds. As a result, the fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Under normal circumstances, the fund invests at least 80% of its assets in bonds. To implement its investment strategies, the fund may invest in or hold: (i) investment-grade bonds denominated in various currencies, including foreign and U.S. government securities and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; (ii) derivatives, including without limitation, futures contracts, currency options, currency forwards, credit default swaps and other swap contracts (to gain exposure to the global interest rate, credit, and currency markets); (iii) shares of SDCF (to gain exposure to asset-backed securities); (iv) shares of Overlay Fund (to attempt to exploit misvaluations in world interest rates, currencies, and credit markets); (v) shares of GMO Emerging Country Debt Fund (to gain exposure to sovereign debt of emerging countries); and (vi) shares of GMO U.S. Treasury Fund (for liquidity management purposes). Because of the deterioration in credit markets that became acute in 2008, the fund through its investment in SDCF and Overlay Fund currently holds and may continue to hold material positions of below investment grade securities. This is in addition to the fund's emerging country debt investments. Generally attempts to hedge at least 75% of its net foreign currency exposure into U.S. dollars. The Manager employs fundamental investment techniques and quantitative models to determine the relative values of the interest rate and currency markets, to determine currency and interest rate exposures, and to identify investments the Manager believes are undervalued or may provide downside protection. May take active overweighted and underweighted positions in particular interest rate markets and currencies relative to its benchmark, using derivatives and other instruments to adjust its foreign currency exposure independently of its exposure to interest rate markets. The Manager normally seeks to maintain the fund's estimated portfolio duration within +/- 2 years of the benchmark's duration (6.3 years as of 5/31/09). The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Global Bond Fund JPMorgan Global Government Bond Index

Seeks total return in excess of that of its benchmark. Typically invests in bonds included in the fund's benchmark and in securities and instruments with similar characteristics. Seeks additional returns by seeking to exploit differences in global interest rates, sectors, and credit, currency, and emerging country debt markets. May implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other GMO funds and/or (ii) directly by purchasing bonds denominated in various currencies. Has historically gained its investment exposure primarily through the use of derivatives and investments in other GMO Funds. As a result, the fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Under normal circumstances, the fund invests at least 80% of its assets in bonds. To implement its investment strategies, the fund may invest in or hold: (i) investment-grade bonds denominated in various currencies, including foreign and U.S. government securities and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; (ii) derivatives, including without limitation, futures contracts, currency options, currency forwards, credit default swaps and other swap contracts (to gain exposure to the global interest rate, credit, and currency markets); (iii) shares of SDCF (to gain exposure to asset-backed securities); (iv) shares of Overlay Fund (to attempt to exploit misvaluations in world interest rates, currencies, and credit markets); (v) shares of GMO Emerging Country Debt Fund (to gain exposure to sovereign debt of emerging countries); and (vi) shares of GMO U.S. Treasury Fund (for liquidity management purposes). Because of the deterioration in credit markets that became acute in 2008, the fund through its investment in SDCF and Overlay Fund currently holds and may continue to hold material positions of below investment grade securities. This is in addition to the fund's emerging country debt investments. The Manager employs fundamental investment techniques and quantitative models to determine the relative values of the interest rate and currency markets, to determine currency and interest rate exposures, and to identify investments the Manager believes are undervalued or may provide downside protection. May take active overweighted and underweighted positions in particular interest rate markets and currencies relative to its benchmark, using derivatives and other instruments to adjust its foreign currency exposure independently of its exposure to interest rate markets. The Manager normally seeks to maintain the fund's estimated portfolio duration within +/- 2 years of the benchmark's duration (6.1 years as of 5/31/09). The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Emerging Country Debt Fund JPMorgan Emerging Markets Bond Index Global (EMBIG)

Seeks total return in excess of that of its benchmark. Invests primarily in sovereign debt of emerging countries, although it may also make investments in entities related to, but not guaranteed by emerging countries, or in entities wholly unrelated to emerging countries. Under normal circumstances, invests (including through investment in other GMO funds) at least 80% of its assets in debt investments tied economically to emerging countries. Typically gains its investment exposure by purchasing debt of sovereign issuers of emerging countries or through the use of derivatives, typically credit default swaps. Also invests in asset-backed securities (including through GMO Short-Duration Collateral Fund and GMO World Opportunity Overlay Fund). May invest a substantial portion of its assets in below investment grade securities (also known as "junk bonds"). Generally, at least 75% of the fund's assets are denominated in, or hedged into, U.S. dollars. In pursuing its investment objective, the fund also typically uses exchange-traded and over-the-counter ("OTC") derivatives, including options, swap contracts (in addition to credit default swaps), currency forwards, and futures. The Manager emphasizes a "bottom-up" approach to examining and selecting investments and uses analytical techniques to identify inefficiencies in the pricing of emerging country debt investments and to identify those the Manager believes are undervalued. The assessment of the Manager also determines country allocations based on its fundamental outlook for a country. The Manager normally seeks to cause the interest rate duration of the fund's portfolio to approximate that of its benchmark (6.7 years as of 5/31/09). The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Short-Duration Investment Fund JPMorgan U.S. 3 Month Cash Index

Seeks to provide current income to the extent consistent with the preservation of capital and liquidity. To implement its investment strategies, the fund may invest in asset-backed securities issued by private issuers, U.S. government and agency securities (including securities neither guaranteed nor insured by the U.S. government), corporate debt securities, money market instruments, prime commercial paper and master demand notes, and certificates of deposit, bankers' acceptances, and other bank obligations. The fund has invested a substantial portion of its assets in GMO Short-Duration Collateral Fund ("SDCF") (which invests primarily in asset-backed securities). Because of the deterioration in credit markets that became acute in 2008, the fund, in particular through its holdings of SDCF, currently holds and may continue to hold material positions of below investment grade securities. In selecting fixed income securities for the fund's portfolio, the Manager focuses primarily on the securities' credit quality. The Manager uses fundamental investment techniques to identify the credit risk associated with investments in fixed income securities and bases its investment decisions on that assessment. The Manager normally seeks to maintain a duration of 365 days or less for the fund's portfolio. The fund's dollar-weighted average portfolio maturity may be substantially longer than the fund's dollar-weighted average portfolio duration. The fund is not a money market fund and is not subject to the duration, quality, diversification, and other requirements applicable to money market funds. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Inflation Indexed Plus Bond Fund Barclays Capital U.S. Treasury Inflation Notes Index

Seeks total return in excess of that of its benchmark. Primarily makes investments that are indexed or otherwise "linked" to general measures of inflation in the country of issue. Seeks additional returns by seeking to exploit differences in global interest rates, sectors, and credit, currency, and emerging country debt markets. May implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other GMO Funds and/or (ii) directly by purchasing inflation-indexed bonds. Has historically gained its investment exposure primarily through the use of derivatives and investments in other GMO Funds. As a result, the fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Under normal circumstances, the fund invests (including through investment in other GMO Funds) at least 80% of its assets in inflation indexed bonds. For this purpose, "inflation indexed bonds" include instruments that are "linked" to general measures of inflation because their principal and/or interest components change with general movements of inflation in the country of issue. To implement its investment strategies, the fund may invest in or hold: (i) inflation indexed bonds issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), including Inflation-Protected Securities issued by the U.S. Treasury (TIPS), and inflation indexed bonds issued by corporations; (ii) non-inflation indexed (or nominal) fixed income securities issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government) and by corporations (to gain direct exposure to such securities and/or for use as part of a synthetic position); (iii) derivatives, including without limitation, futures contracts, currency options, currency forwards, credit default swaps and other swap contracts (to gain exposure to inflation indexed bonds and/or the global interest rate, credit, and currency markets); (iv) shares of SDCF (to gain exposure to asset-backed securities); (v) shares of Overlay Fund (to attempt to exploit misvaluations in world interest rates, currencies, and credit markets); (vi) shares of GMO Emerging Country Debt Fund (to gain exposure to sovereign debt of emerging countries); and (vii) shares of GMO U.S. Treasury Fund (for liquidity management purposes). Because of the deterioration in credit markets that became acute in 2008, the Fund through its investment in SDCF and Overlay Fund currently holds and may continue to hold material positions of below investment grade securities. This is in addition to the fund's emerging country debt investments. The Manager employs fundamental investment techniques and quantitative models to determine the relative values of the interest rate and currency markets, to determine currency and interest rate exposures, and to identify investments the Manager believes are undervalued or may provide downside protection. May take active overweighted and underweighted positions in particular interest rate markets and currencies outside of those in its benchmark, including through the use of derivatives, adjusting its foreign currency exposure independently of its exposure to interest rate markets. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Short-Duration Collateral Fund ("SDCF") JPMorgan U.S. 3 Month Cash Index

Seeks total return comparable to that of its benchmark. Primarily invests in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the fund may invest in government securities, corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. The fund also may use exchange-traded and over-the-counter ("OTC") derivatives. The fund also may invest in unaffiliated money market funds. Because of the deterioration in credit markets that became acute in 2008, the fund currently holds and may continue to hold material positions of below investment grade securities. In selecting fixed income securities for the fund's portfolio, the Manager focuses primarily on the securities' credit quality. The Manager uses fundamental investment techniques to identify the credit risk associated with investments in fixed income securities and bases its investment decisions on that assessment. The Manager normally seeks to maintain an interest rate duration of 365 days or less for the fund's portfolio. The fund's dollar-weighted average portfolio maturity may be substantially longer than its dollar-weighted average interest rate duration. SDCF is not currently accepting orders for the purchase of shares other than reinvestment of dividends. Since the deterioration in credit markets that became acute in 2008, SDCF has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. SDCF currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to shareholders for tax purposes. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Short-Duration Collateral Share Fund JPMorgan U.S. 3 Month Cash Index

Seeks total return comparable to that of its benchmark. The fund invests substantially all of its assets in GMO Short-Duration Collateral Fund ("SDCF") (an arrangement often referred to as a "master-feeder" structure) and, to a limited extent, in cash and cash equivalents. Its investment objective and principal investment strategies, therefore, are identical to those of SDCF. SDCF invests primarily in U.S. and foreign adjustable rate asset-backed securities and primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, SDCF may invest in government securities, corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. SDCF also may use exchange-traded and over-the-counter ("OTC") derivatives. Because of the deterioration in credit markets that became acute in 2008, the fund, through its holdings of SDCF, currently holds and may continue to hold material positions of below investment grade securities. In selecting fixed income securities for SDCF's portfolio, the Manager focuses primarily on the securities' credit quality. The Manager uses fundamental investment techniques to identify the credit risk associated with investments in fixed income securities and bases its investment decisions on that assessment. The Manager normally seeks to maintain an interest rate duration of 365 days or less for SDCF's portfolio. SDCF's dollar-weighted average portfolio maturity may be substantially longer than SDCF's dollar-weighted average interest rate duration. SDCF is not currently accepting orders for the purchase of shares other than reinvestment of dividends. Since the deterioration in credit markets that became acute in 2008, SDCF has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. SDCF currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to shareholders for tax purposes. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO World Opportunity Overlay Fund JPMorgan U.S. 3 Month Cash Index

Seeks total return greater than that of its benchmark. The fund's investment program has two principal components. One component of the fund's investment program involves the use of derivatives to seek to exploit misvaluations in world interest rates, currencies and credit markets, and to add value relative to the fund's benchmark. The other component of the fund's investment program involves direct investments, primarily in asset-backed securities and other adjustable rate fixed income securities. To add value relative to the fund's benchmark, the Manager employs proprietary quantitative and other models to seek to identify and estimate the relative misvaluation of interest rate, currency, and credit markets. Based on such estimates, the fund establishes its positions, mainly through derivatives, across global interest rate, currency, and credit markets. Derivative positions taken by the fund are implemented primarily through interest rate swaps and/or futures contracts, currency forwards and/or options, and credit default swaps on single-issuers or indexes. As a result of its derivative positions, the fund typically will have a net notional value in excess of its net assets and will have a higher tracking error, along with concomitant volatility, relative to its benchmark. The fund has a substantial investment in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the fund may invest in government securities, corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. The fund's fixed income securities primarily have adjustable interest rates (or may be hedged using derivatives to convert the fixed rate interest payments into adjustable rate interest payments), but may also include all types of interest rate, payment, and reset terms, including fixed rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. The fund also may invest in unaffiliated money market funds. Because of the deterioration in credit markets that became acute in 2008, the fund currently holds and may continue to hold material positions of below investment grade securities. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Strategic Fixed Income Fund JPMorgan U.S. 3 Month Cash Index

Seeks total return in excess of that of its benchmark. Typically invests in bonds included in the fund's benchmark and in securities and instruments with similar characteristics. Seeks additional returns by seeking to exploit differences in global interest rates, sectors, and credit, currency, and emerging country debt markets. May implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other GMO funds and/or (ii) directly by purchasing bonds denominated in various currencies. Has historically gained its investment exposure primarily through the use of derivatives and investments in other GMO funds. As a result, the fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Under normal circumstances, the fund invests (including through investment in other GMO funds) at least 80% of its assets in fixed income securities. To implement its investment strategies, the fund may invest in or hold: (i) investment-grade bonds denominated in various currencies, including foreign and U.S. government securities and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; (ii) derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, credit default swaps and other swap contracts; (iii) shares of SDCF (to gain exposure to asset-backed securities); (iv) shares of Overlay Fund (to attempt to exploit misvaluations in world interest rates, currencies, and credit markets); (v) shares of GMO Emerging Country Debt Fund (to gain exposure to sovereign debt of emerging countries); and (vi) shares of GMO U.S. Treasury Fund (for liquidity management purposes). Because of the deterioration in credit markets that became acute in 2008, the fund through its investment in SDCF and Overlay Fund currently holds and may continue to hold material positions of below investment grade securities. This is in addition to the fund's emerging country debt investments. The Manager employs fundamental investment techniques and quantitative models to determine the relative values of the interest rate and currency markets, to determine currency and interest rate exposures, and to identify investments the Manager believes are undervalued or may provide downside protection. May take active overweighted and underweighted positions in particular interest rate markets and currencies relative to its benchmark, using derivatives and other instruments to adjust its foreign currency exposure independently of its exposure to interest rate markets. May invest in unaffiliated money market funds in reliance on Rule 12d1-1 under the 1940 Act. Investments by the fund in unaffiliated money market funds may exceed the limits expressed in Section 12(d)(1)(A) of the 1940 Act. The Manager seeks to maintain the fund's estimated portfolio duration within +/- 2 years of the benchmark's duration. The Manager may, in the future, depending on the Manager's assessment of interest rate conditions, change the fund's benchmark to another nationally recognized debt index with a duration between 90 days and 15 years. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Asset Allocation Bond Fund Citigroup 3 Month Treasury Bill Index

Seeks total return in excess of that of its benchmark. May invest in bonds of any kind. Under normal circumstances, invests (including through investment in other GMO funds) at least 80% of its assets in bonds. May invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds that the fund may invest in include, but are not limited to: (i) investment grade bonds denominated in various currencies, including securities issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, taxable and tax-exempt municipal bonds, and Rule 144A securities; (ii) below investment grade bonds (also known as "junk bonds"); (iii) inflation indexed bonds issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), including Inflation-Protected Securities issued by the U.S. Treasury (TIPS), and inflation indexed bonds issued by corporations; (iv) sovereign debt of emerging countries and other bonds issued in emerging countries (including below investment grade bonds (also known as "junk bonds")); and (v) asset-backed securities, including mortgage related and mortgage-backed securities. May also invest in futures contracts, currency options, currency forwards, swap contracts (including credit default swaps), interest rate options, swaps on interest rates, and other types of derivatives. May gain exposure to the investments described above through investments in shares of other GMO Funds, including GMO U.S. Treasury Fund. May invest up to 100% of its assets in below investment grade bonds (also known as "junk bonds"). May also hold securities that are downgraded to below investment grade status after the time of purchase by the fund. The Manager employs fundamental investment techniques and quantitative models to determine the relative values of different sectors of the bond market, such as corporate, U.S. government, foreign, and asset-backed bond sectors, and to identify investments the Manager believes are undervalued, less overvalued and/or may provide downside protection. May take substantial positions in particular sectors of the bond market, using derivatives and other instruments to adjust its foreign currency exposure independently of its exposure to various sectors of the bond market. The Manager does not seek to maintain a specified portfolio duration for the fund, and the fund's portfolio duration will change depending on the fund's investments and the Manager's current outlook on different sectors of the bond market.

GMO U.S. Treasury Fund Citigroup 3 Month Treasury Bill Index

Seeks to achieve liquidity and safety of principal with current income as a secondary objective. Seeks to achieve its objective by investing primarily in U.S. Treasury securities. Under normal circumstances, invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations. "Direct U.S. Treasury Obligations" include U.S. Treasury bills, bonds, and notes and other securities issued by the U.S. Treasury, such as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities, that are backed by the full faith and credit of the U.S. government as well as repurchase agreements relating to the foregoing. As a principal investment strategy the fund may enter into repurchase agreements, under which the fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed upon date in the future, the security from the fund at the original purchase price plus an agreed upon amount representing the original purchase price plus interest. The counterparties in repurchase agreements are typically broker-dealers and banks, and the safety of the arrangement is dependent upon the fund having an interest in the security that can be realized in the event of the insolvency of the counterparty. In addition to Direct U.S. Treasury Obligations, the fund may also invest in other fixed-income securities that are backed by the full faith and credit of the U.S. government, such as guaranteed securities issued by the Government National Mortgage Association (GNMA) and the Federal Deposit Insurance Corporation (FDIC). May also invest in unaffiliated money market funds. Normally invests in Direct U.S. Treasury Obligations and other fixed-income securities backed by the full faith and credit of the U.S. government with a stated or remaining maturity of one year or less. This may not be true of Direct U.S. Treasury Obligations purchased pursuant to repurchase agreements, and, therefore, if the counterparty to the repurchase agreement defaults, the fund may own a security with a stated or remaining maturity of greater than one year. Although the fund primarily invests in short-term obligations, it is not a money market fund and is not subject to the duration, quality, diversification and other requirements applicable to money market funds. In addition, the Manager normally seeks to maintain a duration of one year or less for the fund's portfolio. The Manager determines the fund's dollar-weighted average portfolio duration by aggregating the durations of the fund's individual holdings and weighting each holding based on its market value. In selecting U.S. Treasury securities for the fund's portfolio, the Manager focuses primarily on the relative attractiveness of different obligations (such as bonds, notes, or bills), which can vary depending on the general level of interest rates as well as supply/demand imbalances and other market conditions. Other GMO Funds may invest in the fund to achieve exposure to U.S. Treasury securities, to invest cash and/or to seek to generate a return similar to yields on U.S. Treasury securities.

GMO Debt Opportunities Fund N/A

Seeks positive total return. Invests primarily in debt investments. Under normal circumstances, the fund invests at least 80% of its assets in debt investments. May make investments in all types of U.S. and foreign debt investments, without regard to the credit rating of the obligor. May invest in debt investments issued by a wide range of private issuers and by federal, state, local, and foreign governments (including securities neither guaranteed nor insured by the U.S. government). May invest in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the fund may invest in corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. May also use other exchange-traded and over-the-counter ("OTC") derivatives. The fund is not restricted in its exposure to any type of debt investment, and at times may be substantially exposed to a single type of debt investment (e.g., asset-backed securities). The fund's debt investments may include all types of interest rate, payment, and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. May invest in securities of any credit quality. There is no limit on the amount of the fund's total assets that may be invested in below investment grade securities, and the fund may invest in material positions of below investment grade securities. Debt investments rated below investment grade are also known as high yield or "junk" bonds. The fund initially expects to invest substantially all of its assets in asset-backed securities, a substantial portion of which will be junk bonds. The may also invest in unaffiliated money market funds. Additionally, the fund may (but is not required to) invest in GMO U.S. Treasury Fund. In selecting debt investments for the fund's portfolio, the Manager emphasizes a "bottom-up" approach to examining and selecting investments and uses analytical techniques to identify inefficiencies in the pricing of investments and to identify those the Manager believes are undervalued. The fund does not seek to maintain a specified interest rate duration for its portfolio. Does not seek to control risk relative to a particular securities market index or benchmark. In addition, the fund does not seek to outperform a particular securities market index or blend of market indices. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO High Quality Short-Duration Bond Fund J.P. Morgan U.S. 3 Month Cash Index

Seeks total return in excess that of its benchmark to the extent consistent with the preservation of capital and liquidity. To implement its investment strategies, the fund primarily invests in high quality U.S. and foreign fixed income securities. May invest in fixed income securities issued by a wide range of private issuers and, to a lesser extent, securities issued by federal, state, local, and foreign governments (including securities neither guaranteed nor insured by the U.S. government). May invest in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the fund may invest in corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. May also use other exchange-traded and over-the-counter ("OTC") derivatives. The fund's fixed income securities may include all types of interest rate, payment, and reset terms, including adjustable rate, fixed rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. Under normal circumstances, the fund invests at least 80% of its assets in high quality bonds. While the fund primarily invests in high quality bonds, the fund may invest in securities that are not high quality and may hold bonds and other fixed income securities whose ratings after they were acquired were reduced below high quality. The fund may also invest in unaffiliated money market funds. Additionally, the fund may (but is not required to) invest in GMO U.S. Treasury Fund. In selecting fixed income securities for the fund's portfolio, the Manager focuses primarily on the securities' credit quality. The Manager uses fundamental investment techniques to identify the credit risk associated with investments in fixed income securities and bases its investment decisions on that assessment. The Manager normally seeks to maintain an interest rate duration of 365 days or less for the fund's portfolio. The fund's dollar-weighted average portfolio maturity may be substantially longer than its dollar-weighted average interest rate duration. The Manager estimates the fund's dollar-weighted average interest rate duration by aggregating the durations of the fund's individual holdings and weighting each holding based on its market value. The Manager may determine duration by traditional means or through empirical analysis, which may produce results that differ from those produced by traditional methods of calculating duration. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO International Equity Funds
Fund Name and Benchmark	Investment Goals/Strategy
GMO International Core Equity Fund MSCI EAFE Index (Europe, Australasia, and Far East)

Seeks high total return. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in companies tied economically to countries other than the U.S. Under normal circumstances, invests at least 80% of its assets in equity investments. The Manager relies principally on proprietary quantitative models to evaluate and select individual stocks, countries, and currencies. The Manager also employs fundamental investment techniques in selecting stocks, countries, and currencies for the portfolio. In selecting stocks for the portfolio, the Manager seeks to identify stocks it believes (i) are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. In selecting countries in which to invest and determining the fund's currency exposures, the Manager considers many factors, which may include aggregate stock market valuations, global competitiveness, and investor sentiment. The Manager also uses proprietary techniques to adjust the composition of the portfolio for other factors such as position size, country, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by increasing or decreasing the fund's investment exposures; and/or (iv) adjust its foreign currency exposure. The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

GMO International Intrinsic Value Fund MSCI EAFE Value Index (Europe, Australasia, and Far East)

Seeks high total return. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in companies tied economically to countries other than the U.S. The Manager relies principally on proprietary quantitative models to evaluate and select individual stocks, countries and currencies. The Manager also employs fundamental investment techniques in selecting stocks, countries, and currencies for the portfolio. In selecting stocks for the portfolio, the Manager seeks to identify stocks it believes (i) are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. The Manager uses momentum measures to evaluate stocks that have been prescreened for value characteristics. In selecting countries in which to invest and determining the fund's currency exposures, the Manager considers many factors, which may include aggregate stock market valuations, global competitiveness, and investor sentiment. The Manager also uses proprietary techniques to adjust the composition of the portfolio for other factors such as position size, country, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by increasing or decreasing the Fund's investment exposures; and/or (iv) adjust its foreign currency exposure. The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

GMO International Growth Equity Fund MSCI EAFE Growth Index (Europe, Australasia, and Far East)

Seeks high total return. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in companies tied economically to countries other than the U.S. Under normal circumstances, the fund invests at least 80% of its assets in equity investments. The Manager relies principally on proprietary quantitative models to evaluate and select individual stocks, countries, and currencies. The Manager also employs fundamental investment techniques in selecting stocks, countries, and currencies for the portfolio. When evaluating stocks, the Manager begins with a universe of stocks that are either included in the fund's growth-oriented benchmark or that are believed to have similar growth characteristics to such stocks. In selecting stocks for the portfolio, the Manager seeks to identify stocks it believes are (i) undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. In selecting countries in which to invest and determining the fund's currency exposures, the Manager considers many factors, which may include aggregate stock market valuations, global competitiveness, and investor sentiment. The Manager also uses proprietary techniques to adjust the composition of the portfolio for other factors such as position size, country, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures, contracts or other types of derivatives); (iii) manage risk by increasing or decreasing the Fund's investment exposures; and/or (iv) adjust its foreign currency exposure. The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

GMO Currency Hedged International Equity Fund MSCI EAFE Index (Europe, Australasia, and Far East) (Hedged)

Seeks total return greater than that of its benchmark. The fund is a fund of funds and invests primarily in other GMO funds. The fund may invest in GMO International Core Equity Fund, GMO International Intrinsic Value Fund, GMO International Growth Equity Fund, GMO International Small Companies Fund, and GMO Flexible Equities Fund (collectively, "underlying funds"). Under normal circumstances, invests at least 80% of its assets in equity investments. The Manager uses proprietary quantitative models and fundamental investment techniques to select the underlying funds and decide how much to invest in each. The models use multi-year forecasts of relative value and risk among major sectors in the international equity markets (e.g., large-cap value, large-cap growth, large-cap core, small- and mid-cap value and small- and mid-cap growth). The Manager shifts investments among the underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the fund's investments. The Manager looks at the underlying funds' holdings to measure base currency exposure and then attempts to hedge at least 70% of the foreign currency exposure in the underlying funds' investments relative to the U.S. dollar through the use of currency forwards and other derivatives. While the fund's benchmark is fully hedged, the fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. The fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and other cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Foreign Fund MSCI EAFE Index (Europe, Australasia, and Far East)

Seeks total return in excess of that of its benchmark. Typically makes equity investments in companies tied economically to non-U.S. countries, including companies that issue stocks included in the MSCI international developed country universe (the universe of securities from which the MSCI EAFE Index, a developed markets index, is constructed) and companies whose stocks are traded in the securities markets of the world's non-developed countries ("emerging countries"). Under normal circumstances, invests at least 80% of its assets in investments tied economically to countries outside the U.S. The Manager selects stocks using fundamental analysis that is informed by a disciplined quantitative screening process. The Manager separates companies with valuations it believes are deservedly low from those that it believes represent investment opportunities. The Manager analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and local industry peers. Company visits by the Manager to evaluate management and production facilities and other meetings with management are an integral part of the investment process. The fund's country selections relative to its benchmark are determined by a cumulative quantitative value score for each country together with the Manager's evaluation of the country's fundamentals. Typically overweights or underweights (sometimes to a significant extent) its investment exposures in particular countries relative to the fund's benchmark. Generally seeks to be fully invested and normally does not take temporary defensive positions.  The fund, however, may hold up to 10% of its total assets in cash and cash equivalents to manage cash inflows and outflows as a result of shareholder purchases and redemptions. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. Typically invests in emerging countries, but these investments generally represent 10% or less of the fund's total assets. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including, without limitation, futures and options. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Foreign Small Companies Fund S&P Developed ex-U.S. Small Cap Index

Seeks total return in excess of that of its benchmark. Typically makes equity investments in companies tied economically to non-U.S. countries that are in the smallest 25% of companies in a particular country as measured by total float-adjusted market capitalization ("small companies"). Under normal circumstances, invests at least 80% of its assets in securities of small companies that are tied economically to countries outside the U.S. The market capitalization range of investments held by the fund is generally within the market capitalization range of companies in the fund's benchmark. Depending upon the country, as of May 31, 2009, the market capitalization of the largest company (in a particular country) included within the fund's definition of small companies ranged from approximately $427 million (New Zealand) to $14 billion (Switzerland) (based on exchange rates as of May 31, 2009). The Manager selects stocks using fundamental analysis that is informed by a disciplined quantitative screening process. The Manager separates companies with valuations it believes are deservedly low from those it believes represent investment opportunities. The Manager analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and local industry peers. Company visits by the Manager to evaluate management and production facilities and other meetings with management are an integral part of the investment process. The fund's country selections relative to its benchmark are determined by a cumulative quantitative value score for each country together with the Manager's evaluation of the country's fundamentals. Typically overweights or underweights (sometimes to a significant extent) its investment exposures in particular countries relative to the fund's benchmark. Generally seeks to be fully invested, and normally does not take temporary defensive positions.  The fund, however, may hold up to 10% of its total assets in cash and cash equivalents in order to manage cash inflows and outflows as a result of shareholder purchases and redemptions. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. Typically invests in emerging countries, but these investments (excluding investments in companies from emerging countries included in the fund's benchmark) generally represent 10% or less of the fund's total assets. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including, without limitation, futures and options.

GMO International Small Companies Fund MSCI EAFE Small Cap Index (Europe, Australasia, and Far East)

Seeks high total return. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in non-U.S. companies, including non-U.S. companies in developed and emerging countries, but excluding the largest 500 non-U.S. companies in developed countries based on full, non-float adjusted market capitalization and any company in an emerging country with a full, non-float adjusted market capitalization that is greater than or equal to that of the smallest excluded developed country companies ("small companies"). A company's full, non-float adjusted market capitalization includes all of the company's outstanding equity securities. As of May 31, 2009, the market capitalization of the largest company included within the fund's definition of small companies was approximately $5.67 billion. Under normal circumstances, invests at least 80% of its assets in securities of small companies. The Manager relies principally on proprietary quantitative models to evaluate and select individual stocks, countries, and currencies. The Manager also employs fundamental investment techniques in selecting stocks, countries, and currencies for the portfolio. In selecting stocks for the portfolio, the Manager seeks to identify stocks it believes are (i) undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. In selecting countries in which to invest and determining the fund's currency exposures, the Manager considers many factors, which may include aggregate stock market valuations, global competitiveness, and investor sentiment. The Manager also uses proprietary techniques to adjust the composition of the portfolio for other factors such as position size, country, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by increasing or decreasing the Fund's investment exposures; and/or (iv) adjust its foreign currency exposure. The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

GMO Emerging Markets Fund S&P/IFCI (Investable) Composite Index

Seeks total return in excess of that of its benchmark. Typically makes equity investments in companies whose stocks are traded in the securities markets of the world's non-developed markets ("emerging markets"). Under normal circumstances, invests at least 80% of its assets in investments tied economically to emerging markets. The Manager uses proprietary quantitative models and fundamental analysis to decide which countries to invest in and to identify potential stocks. Country selection generally is the most significant factor affecting the fund's performance relative to its benchmark. The Manager's evaluation and selection decisions for countries and stocks are based on several factors and models, including: (i) countries – value, momentum, and macroeconomic models; and (ii) stocks – earnings and price momentum, price to earnings ratios, price to book ratios and quality. The factors considered and models used by the Manager may change over time. Generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives (including options, futures, warrants, and swap contracts) and exchange-traded funds ("ETFs") to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by increasing or decreasing the fund's investment exposures; and/or (iv) adjust its foreign currency exposure. The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. The fund has entered into an agreement with an ETF that allows the fund to invest in that ETF beyond 1940 Act statutory limitations, provided that the fund complies with the terms and conditions of the ETF's exemptive order. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Emerging Countries Fund S&P/IFCI (Investable) Composite Index

Seeks total return in excess of that of its benchmark. Typically makes equity investments in companies whose stocks are traded in the securities markets of the world's non-developed countries ("emerging countries"). Under normal circumstances, the fund invests at least 80% of its assets in investments tied economically to emerging countries. The Manager uses proprietary quantitative models and fundamental analysis to decide which countries to invest in and to identify potential stocks. Country selection generally is the most significant factor affecting the fund's performance relative to its benchmark. The Manager's evaluation and selection decisions for countries and stocks are based on several factors and models, including: (i) countries – value, momentum, and macroeconomic models; and (ii) stocks – earnings and price momentum, price to earnings ratios, price to book ratios and quality. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives (including options, futures, warrants, and swap contracts) and exchange-traded funds ("ETFs") to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by increasing or decreasing the fund's investment exposures; and/or (iv) adjust its foreign currency exposure. The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. The fund has entered into an agreement with an ETF that allows the fund to invest in that ETF beyond 1940 Act statutory limitations, provided that the fund complies with the terms and conditions of the ETF's exemptive order. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Developed World Stock Fund MSCI World Index

Seeks high total return. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in companies tied economically to the world's developed markets, including the U.S. Under normal circumstances, invests at least 80% of its assets in stocks tied economically to developed markets. For this purpose, the term "stocks" refers to investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depository receipts, and the term "developed markets" refers to those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics. The Manager relies principally on proprietary quantitative models to evaluate and select individual stocks, countries, and currencies. The Manager also employs fundamental investment techniques in selecting stocks, countries, and currencies for the portfolio. In selecting stocks for the portfolio, the Manager seeks to identify stocks it believes are (i) undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. In selecting countries in which to invest and determining the fund's currency exposures, the Manager considers many factors, which may include aggregate stock market valuations, global competitiveness, and investor sentiment. The Manager also uses proprietary techniques to adjust the composition of the portfolio for other factors such as position size, country, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by increasing or decreasing the fund's investment exposures; and/or (iv) adjust its foreign currency exposure. The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Other Funds
Fund Name and Benchmark	Investment Goals/Strategy
GMO Alpha Only Fund Citigroup 3-Month Treasury Bill Index

Seeks to outperform its benchmark. Invests in shares of the GMO U.S. Equity Funds and GMO International Equity Funds and also may invest in shares of GMO Emerging Country Debt Fund and GMO Flexible Equities Fund (collectively, the "underlying funds"). In addition, the fund may invest in securities. The fund implements its strategy with investments in a combination of U.S., foreign, and emerging country equities, and emerging country debt. The Manager uses proprietary quantitative models and fundamental investment techniques to select the underlying funds and securities in which the fund invests and to decide how much to invest in each. The models use multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, and emerging country debt) and sub-asset classes (e.g., small-to-mid cap stocks in the foreign equity asset class and quality stocks in the U.S. equity and emerging country equity asset classes). The Manager seeks to hedge some or all of the broad market exposure of the underlying funds and assets in which the fund invests by using futures, swap contracts, and currency forwards and by making short sales of securities (e.g., shares of an exchange-traded fund). The Manager changes the fund's holdings in response to changes in its investment outlook and market valuations and may use redemption/ purchase activity to rebalance the fund's investments. To the extent that the fund's hedges are effective, the performance of the fund's portfolio is expected to have a low correlation to the performance of the underlying funds and assets in which the fund invests. Instead, the fund's performance is expected to approximate the performance of the underlying funds and assets in which the fund invests relative to the broader securities markets. Generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and other cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Special Situations Fund N/A

Seeks capital appreciation and capital preservation. Seeks to achieve its investment objectives by implementing investment strategies that complement long-only investments in global equities and fixed income instruments. May have long or short exposure to foreign and U.S. equity securities (including both growth and value style equities and equities of any market capitalization), foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), currencies, and, from time to time, other alternative asset classes (e.g., instruments that seek exposure to or hedge risks of market volatility). The fund is not restricted in its exposure to any particular asset class, and at times may be substantially exposed (long or short) to a single asset class (e.g., equity securities or fixed income securities). In addition, the fund is not restricted in its exposure (long or short) to any particular market. May have substantial exposure (long or short) to a particular country or type of country (e.g., emerging countries). The fund could be subject to material losses from a single investment. In managing the fund's strategy, the Manager employs proprietary quantitative investment models and fundamental judgment for the selection of derivatives and other investments and portfolio construction. The models use one or more independent, though possibly concentrated or focused, strategies for selection of investments. The Manager also may eliminate strategies or add new strategies in response to additional research, changing market conditions, or other factors. In pursuing its investment objectives, the fund is permitted to use a wide variety of exchange-traded and over-the-counter ("OTC") derivatives, including options, futures, swap contracts, swaptions and foreign currency derivative transactions. For example, in circumstances that the Manager deems appropriate, the fund intends to use credit default swaps to a significant extent to take an active long or short position with respect to the likelihood of default by special purpose, corporate, or sovereign issuers. Additionally, in circumstances that the Manager deems appropriate, the fund intends to take significant active long and short currency positions in a particular currency through exchange-traded and OTC foreign currency derivatives as well as to hedge its currency exposure through the use of currency forwards and other derivatives. Except for margin or other applicable regulatory requirements, there are no limitations on the extent of the fund's net long or net short positions. May elect to make some or all of its investments through one or more wholly-owned, non-U.S. subsidiaries. GMO may serve as the investment manager to these companies but will not receive any additional management or other fees for those services. May invest in unaffiliated money market funds in reliance on Rule 12d1-1 under the the 1940 Act. Investments by the fund in unaffiliated money market funds may exceed the limits expressed in Section 12(d)(1)(A) of the 1940 Act. Additionally, the fund may (but is not required to) invest in GMO U.S. Treasury Fund. Does not seek to control risk relative to a particular securities market index or benchmark. In addition, the fund does not seek to outperform a particular securities market index or blend of market indices. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Flexible Equities Fund MSCI World Index

Seeks total return in excess of its benchmark. Seeks to achieve its objective principally by investing in equity securities traded in any of the world's securities markets based on the Manager's assessment of relative opportunities in those markets. Does not seek to control risk relative to the MSCI World Index or any other benchmark. May make equity investments in any country, including the U.S. Under normal circumstances, the fund invests at least 80% of its assets in equity investments. The fund is permitted to make equity investments of all types, including equities issued by foreign and/or U.S. companies, growth and/or value style equities, and equities of any market capitalization. In addition, the fund is not restricted in its exposure to any market or type of equity security, and may invest all its assets in a limited number of equity securities of companies in a single country and/or capitalization range. The fund could be subject to material losses from a single investment. The Manager uses proprietary quantitative models and fundamental investment techniques to select the countries and equities in which the fund invests, to decide how much to invest in each, and to determine the fund's currency exposures. The Manager shifts investments among equities issued by companies in different countries in response to changes in its investment outlook and market valuations. Generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. If the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund is permitted to (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by increasing or decreasing the fund's investment exposures; and/or (iv) adjust its foreign currency exposure. The fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. For investment and hedging purposes, the fund also may make short sales of securities, including short sales of securities the fund does not own. In addition, the fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. May invest in unaffiliated money market funds. Additionally, the fund may (but is not required to) invest in GMO U.S. Treasury Fund. The fund is a non-diversified investment company within the meaning of the 1940 Act.

FOR MORE INFORMATION
More information on a Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. The Report of Independent Registered Public Accounting Firm and each Fund's audited financial statements included in each Fund's most recent audited annual report are incorporated by reference into this Prospectus.

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NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

_______ / P______ 07-10
ICA Reg. No. 811-09253

© 2010 Wells Fargo Funds Management, LLC. All rights reserved.

811-XXXXX

WellsFargo
Advantage Funds® - Allocation Funds
Prospectus July 19, 2010
Asset Allocation Fund Class R - EAXFX Share Class R*

*Class R shares are only available to participants in certain retirement plans.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

Wells Fargo Advantage Funds - Allocation Funds

Asset Allocation Fund

Investment Objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages __ and __ of the Prospectus and "Additional Purchase and Redemption Information" on page __ of the SAI.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

The Fund is a diversified investment, consisting of stock, bond and alternative investment strategy funds, with an emphasis on stock funds. The Fund invests all of its investable assets in Asset Allocation Trust ("AAT"), an investment company managed by Grantham, Mayo, Van Otterloo & Co., LLC ("GMO"). AAT, in turn, invests its assets in GMO-managed mutual funds ("underlying funds") and may be exposed to U.S. and foreign equity securities (including both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), and, from time to time, other alternative asset classes.

Principal Investment Risks

Because the Fund invests all of its investable assets in AAT, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks include risks that result from the Fund's indirect investments in the underlying funds. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified. In addition, some of the underlying funds in which the Fund indirectly invests have a policy that permits those funds to concentrate their investments in particular sectors,industries or countries. An underlying fund that concentrates its investments in a limited number of sectors, industries or countries will be more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries or countries than a fund that invests its assets more broadly, and the value of the underlying fund's shares may be more volatile.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Currency Hedging Risk. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

High Yield Securities Risk. High yield securities, i.e. "junk bonds" are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and may be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Large Shareholder Risk. If a large shareholder in an underlying fund sells shares of the underlying fund, the underlying fund's performance may be adversely affected.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Disruption and Geopolitical Risk. Geopolitical events such as wars and terrorist attacks may adversely affect securities markets and individual issuers.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Underlying Funds Risk. The risks associated with each Portfolio include the risks related to each Underlying Fund in which the Portfolio invests.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Advisor	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Ben Inker1/2010

1

The Fund invests all of its assets directly in Asset Allocation Trust, for which GMO serves as investment adviser. Mr. Inker, an employee of GMO, is responsible for coordinating the portfolio management of Asset Allocation Trust.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares "beginning on page XX of the Prospectus.

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Class R shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares generally are not available to retail accounts. Class R shares are not subject to either front-end or contingent deferred sales charges, but are subject to a 12b-1 fee and a shareholder servicing fee of up to 0.25% of the class's average daily net assets.

For Class R shares, eligible retirement plans of qualifying size generally may open an account and purchase Class R shares by contacting certain broker-dealers and financial institutions that have selling agreements with Wells Fargo Funds Distributor, LLC ("WFFD"), the Fund's distributor. These entities may impose transaction charges. Additional shares may be purchased through a retirement plan's administrator or record-keeper.

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account. Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax advisor.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

Key Fund Information

This Prospectus contains information about the Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of the Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

  what the Fund is trying to achieve;

  how we intend to invest your money; and

  what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of the Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis.

Principal Risk Factors

This section lists the principal risk factors for the Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

Asset Allocation Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
PORTFOLIO MANAGER Ben Inker[1]
FUND INCEPTION: July 16, 2010 CLASS R Ticker: EAXFX Fund Number: 789

1

The Fund invests all of its assets directly in Asset Allocation Trust, for which GMO serves as investment adviser. Mr. Inker, an employee of GMO, is responsible for coordinating the portfolio management of Asset Allocation Trust.

Investment Objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Principal Investments

The Fund's target allocation is as follows:

  25% of the Fund's [total/net] assets in fixed income securities; and

  25% of the Fund's [total/net] assets in equity securities.

Principal Investment Strategies

The Fund is a diversified investment, consisting of stock, bond and alternative investment strategy funds, with an emphasis on stock funds. The Fund invests all of its investable assets in AAT, an investment company managed by GMO. AAT, in turn, invests its assets in GMO-managed mutual funds ("underlying funds") and may be exposed to U.S. and foreign equity securities (including both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), and, from time to time, other alternative asset classes. AAT is currently wholly owned by the Fund.

GMO uses proprietary quantitative models to determine the choice and weighting of the underlying funds in which AAT invests. These models use multi-year forecasts of relative value and risk among the asset classes (e.g., U.S. equity, foreign equity, emerging country equity, emerging country debt, U.S. fixed income, and foreign fixed income) in which the underlying funds invest. GMO shifts AAT's investments in the underlying funds in response to changes in GMO's investment outlook and market valuations and to accommodate cash flows, and intends to expose at least 25% of AAT's assets to fixed income investments and at least 25% of AAT's assets to equity investments. GMO regularly reviews the investments of AAT and may sell a holding of AAT when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or GMO has identified a more attractive investment opportunity.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

Because the Fund invests all of its investable assets in AAT, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks include risks that result from the Fund's indirect investments in the underlying funds. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified. In addition, some of the underlying funds in which the Fund indirectly invests have a policy that permits those funds to concentrate their investments in particular sectors, industries or countries. An underlying fund that concentrates its investments in a limited number of sectors, industries or countries will be more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries or countries than a fund that invests its assets more broadly, and the value of the underlying fund's shares may be more volatile.

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk
Currency Hedging Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Foreign Investment Risk
Growth Style Investment Risk
High Yield Securities Risk
Issuer Risk
Large Shareholder Risk

Leverage Risk
Liquidity Risk
Management Risk
Market Disruption and Geopolitical Risk
Market Risk
Mortgage- and Asset-Backed Securities Risk
Regulatory Risk
Smaller Company Securities Risk
Underlying Funds Risk
Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks."

Because the Fund invests all of its investable assets in AAT, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks include risks that result from the Fund's indirect investments in the underlying funds. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified. In addition, some of the underlying funds in which the Fund indirectly invests have a policy that permits those funds to concentrate their investments in particular sectors,industries or countries. An underlying fund that concentrates its investments in a limited number of sectors, industries or countries will be more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries or countries than a fund that invests its assets more broadly, and the value of the underlying fund's shares may be more volatile.

The principal risks for the Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Counter-Party Risk
 When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Currency Hedging Risk
 An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. To manage currency exposure, a Fund may purchase currency futures or enter into forward currency contracts to "lock in" the U.S. dollar price of the security. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract. Similar to a forward currency contract, currency futures contracts are standardized for the convenience of market participants and quoted on an exchange. To reduce the risk of one party to the contract defaulting, the accrued profit or loss from a futures contract is calculated and paid on a daily basis rather than on the maturity of the contract.

Debt Securities Risk
 Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as assetbacked securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

Derivatives Risk
 The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Emerging Markets Risk
Emerging markets securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries. Emerging markets may be under-capitalized and have less developed legal and financial systems than markets in the developed world. Additionally, emerging markets may have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk
 Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Growth Style Investment Risk
 Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

High Yield Securities Risk
 High yield securities (sometimes referred to as "junk bonds") are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and their values may be more volatile than higher-rated securities of similar maturity. The value of these securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these securities may be less liquid and more difficult to value than higher-rated securities.

Issuer Risk
 The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Large Shareholder Risk
To the extent that shares of an underlying fund are held by large shareholders (e.g., institutional investors or asset allocation funds), they are subject to the risk that these shareholders will reallocate or rebalance their investments. These transactions will affect the underlying funds, since they may have to sell portfolio securities in order to satisfy redemption requests or purchase portfolio securities in order to invest cash. This risk will be particularly pronounced if one shareholder owns a substantial portion of an underlying fund. These transactions could adversely affect the underlying funds' performance to the extent that the underlying funds are required to sell investments or invest cash at times when they would not otherwise do so. These transactions may also accelerate the realization of taxable income to the shareholder if such sales of investments result in gains, and may also increase transaction costs.

Leverage Risk
 Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk
A security may not be sold at the time desired or without adversely affecting the price.

Management Risk
 We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

Market Disruption and Geopolitical Risk
The Fund is subject to the risk that geopolitical events may disrupt securities markets and adversely affect global economies and markets generally. The war in Iraq has had a substantial effect on economies and securities markets in the U.S. and worldwide. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks of September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar future events cannot be ruled out. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Those events, as well as other changes in foreign and domestic economic and political conditions, also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund's investments. At such times, the Fund's exposure to the risks described elsewhere in this section, including stock market risk and credit risk, can increase. Also, the value of the Fund's investments may be adversely affected by acts of terrorism and other changes in foreign and domestic economic and political conditions. In addition, market disruptions might make it difficult for the underlying funds to stay fully invested in the relevant asset class, such as domestic equities, foreign equities, or implement their investment programs for a period of time. For example, a disruption may cause the underlying funds' derivative counterparties to discontinue offering derivatives on certain underlying securities, reference rates, or indices or to offer such products on a more limited basis.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets. The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

Mortgage- and Asset-Backed Securities Risk
 Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. In addition, mortgage dollar rolls are transactions in which a Fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. Mortgage- and asset-backed securities, including mortgage dollar roll transactions, are subject to certain additional risks. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. This is known as extension risk. In addition, these securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their debts sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk. These securities also are subject to risk of default on the underlying mortgage or assets, particularly during periods of economic downturn.

Regulatory Risk
 Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk
Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Underlying Funds Risk
 The risks associated with the Fund include the risks related to each underlying fund in which it invests. We seek to reduce the risk of your investment by diversifying among underlying funds that invest in stocks and bonds. You still have the risks of investing in various asset classes, such as market risks relating to stocks and, in some cases bonds, as well as the risks of investing in a particular underlying fund, such as risks relating to the particular investment management style and that the underlying fund may underperform other similarly managed funds. To the extent that an underlying fund actively trades its securities, a portfolio will experience a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains. Investments in a portfolio result in your incurring greater expenses than if you were to invest directly in the underlying funds in which the portfolio invests. There can be no assurance that any mutual fund, including an underlying fund, will achieve its investment objective.

Value Style Investment Risk
Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Fund and approves the selection of various companies hired to manage the Fund's operations. Except for the Fund's investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

The Investment Adviser

Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Fund and for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as described in the Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory agreement for the Fund is available in the Fund's semiannual report for the fiscal half-year ended [  ], 2010.

For the Fund's most recent fiscal year end, the advisory fee paid to Funds Management was as follows:

Advisory Fees Paid
Fund Name	As a % of average daily net assets
Asset Allocation Fund	[ ]%

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Fund and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator, principal underwriter, and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

Ben Inker Asset Allocation Fund

The Acquiring Fund will invest all of its assets directly in AAT. Day-to-day management of AAT is the responsibility of GMO's Asset Allocation Division (the "Division"). The Division's members work collaboratively to manage AAT's portfolio, and no one person is primarily responsible for day-to-day management of AAT. Ben Inker, the senior member of the Division, allocates the responsibility for portions of AAT's portfolio to various members of the Division, oversees the implementation of the trades on behalf of AAT, reviews the overall composition of the portfolio, including compliance with stated investment objectives and strategies, and monitors cash flows. Mr. Inker has served as a senior member of the Division responsible for coordinating the portfolio management of AAT (and previously the Target Fund) since the Target Fund's inception. Mr. Inker is Director of the Division. He has been responsible for overseeing the portfolio management of GMO's asset allocation portfolios since 1996.

Dormant Multi-Manager Arrangement

The Board has adopted a"multi-manager"arrangement for the Asset Allocation Fund. Under this arrangement, the Fund and Funds Management may engage one or more sub-advisers to make day to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the"multi-manager"arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

Compensation to Dealers and Shareholders Servicing Agents

Distribution Plan
 The Fund has adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act for Class R shares. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services or other activities including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distributionrelated services, they are approved and payable under the 12b-1 Plan. Class R shares incur an annual 12b-1 Plan fee of 0.25% of the average daily net assets of the class for services rendered to shareholders and/or the maintenance of accounts.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmationsof transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above.The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

Shareholder Servicing Plan
The Fund has a shareholder servicing plan. Under this plan, the Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

Pricing of Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET).To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if,among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security.We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

How to Buy Shares

Class R shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares generally are not available to retail accounts. Eligible retirement plans of qualifying size generally may open an account and purchase Class R shares by contacting certain broker-dealers and financial institutions that have selling agreements with WFFD. These entities may impose transaction charges. Additional shares may be purchased through a retirement plan's administrator or record-keeper.

Special Considerations When Investing Through Financial Intermediaries:
 If a financial intermediary purchases Class R shares on your behalf, you should understand the following:

  Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

  Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Class R shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers'beneficial ownership of the shares.

  Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

  Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

  U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

  Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

  Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

How to Sell Shares

Class R shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

General Notes for Selling Shares

  Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

  Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

  Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

  Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

  Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

  In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

  An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

  You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

  Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

  If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

  Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

The Fund reserves the right to reject any purchase or exchange order for any reason. The Fund is not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Fund actively discourages and takes steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Fund's policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Fund takes steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be"blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption.This policy does not apply to:

  Money market funds;

  Ultra-short funds;

  Purchases of shares through dividend reinvestments;

  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

  Rebalancing transactions within certain asset allocation or"wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

  Transactions initiated by a registered"fund of funds"or Section 529 Plan into an underlying fund investment;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are part of an exchange transaction).

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity.As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plans and registered funds of funds.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

  Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV.You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Fund generally makes distributions of any net investment income and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

Taxes

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account. Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax advisor.

Additional Performance Information

This section contains additional information regarding performance of a Fund. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section entitled "Share Class Performance" provides history for specified share classes of certain Funds.

Index Descriptions
 The Fund has not yet commenced operations and so does not yet have performance history. Once it does, the Fund will compare its returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

Barclays Capital Aggregate Bond Index (BCABI)

The BCABI is an unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market, including U.S. government and U.S. government agency securities, corporate securities, and asset-backed securities.

Morgan Stanley Capital International All Country World Index (MSCI ACWI)	The MSCI ACWI is an independently maintained and published international (including emerging) equity index.
GMO Global Balanced Index (GMOGBI)	The GMOGBI is a composite benchmark computed by GMO. The GMOGBI consists of (1) the MSCI ACWI; and (2) the BCABI in the following proportions: 65% (MSCI ACWI), and 35% (BCABI).

Share Class Performance
 The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

  Asset Allocation Fund - Class R Shares. Performance shown for Class R shares reflects the performance of Class R shares of Evergreen Asset Allocation Fund, the accounting and performance survivor in a merger with the Asset Allocation Fund.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. On July 19, 2010, the Asset Allocation Fund acquired the assets of Evergreen Asset Allocation Fund. Evergreen Asset Allocation Fund is the accounting and performance survivors of the transaction. The financial highlights for the periods prior to July 19, 2010 are those of Evergreen Asset Allocation Fund. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.

[table(s) to come]

Description of Underlying Funds

The following information has been provided to the Fund by GMO and the underlying funds in which the Asset Allocation Trust invests. These summaries are qualified in their entirety by reference to the prospectus and SAI of each underlying fund.

GMO may change the investment policies and/or programs of the underlying funds at any time without notice to shareholders of the Fund. Each of the underlying funds is subject to some or all of the risks detailed in this prospectus under "Principal Risks." For a more detailed explanation of each underlying fund's principal investments, investment methodology and risks, as well as a definition of each underlying fund's benchmark, see "Underlying Funds" in the Fund's Statement of Additional Information. References below to the "Manager" are to GMO.

GMO U.S. Equity Funds
Fund Name and Benchmark	Investment Goal/Strategy
GMO U.S. Core Equity Fund S&P 500 Index

Seeks high total return. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in companies that issue stocks included in the S&P 500 Index, a U.S. stock index, and in companies with similar market capitalizations. Under normal circumstances, invests at least 80% of its assets in equity investments tied economically to the U.S. The Manager relies principally on proprietary quantitative models to evaluate and select stocks for the fund. The Manager also employs fundamental investment techniques to select stocks for the fund. The Manager seeks to identify stocks it believes (i) are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating investment exposure through the use of futures contracts or other types of derivatives); and/or (iii) manage risk by increasing or decreasing the fund's investment exposures.

GMO Quality Fund (formerly, GMO U.S. Quality Equity Fund) S&P 500 Index

Seeks high total return through investment in equities the Manager believes to be high quality. May make security investments in companies whose stocks are traded in any of the world's securities markets. The Manager relies principally on proprietary models, both quantitative and fundamental, to evaluate a company's quality based on several factors, including, but not limited to, expected earnings volatility (as measured by the volatility of profitability), profits (return on equity), and operational and financial leverage (fixed operating costs and total outstanding debt, each in relation to equity and revenues). The Manager seeks to identify stocks it believes are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value) and/or stocks it believes have improving fundamentals. The Manager also uses proprietary techniques to adjust the fund's portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and models used by the Manager may change over time. May hold fewer than 100 stocks. Does not seek to control risk relative to the S&P 500 Index, MSCI ACWI (All Country World Index) Index, or any other securities market index or benchmark. Reserves the right to make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt investments. May make investments in emerging countries. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating investment exposure through the use of futures contracts or other types of derivatives); and/or (iii) manage risk by increasing or decreasing the fund's investment exposures. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO U.S. Intrinsic Value Fund Russell 1000® Value Index

Seeks long-term capital growth. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000® Index, a U.S. stock index, and in companies with similar market capitalizations. Under normal circumstances, invests at least 80% of its assets in investments tied economically to the U.S. The Manager relies principally on proprietary quantitative models to evaluate and select stocks for the fund. The Manager also employs fundamental investment techniques to select stocks for the fund. The Manager seeks to identify stocks it believes (i) are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating investment exposure through the use of futures contracts or other types of derivatives); and/or (iii) manage risk by increasing or decreasing the fund's investment exposures. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO U.S. Growth Fund Russell 1000® Growth Index

Seeks long-term capital growth. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000® Index, a U.S. stock index, and in companies with similar market capitalizations. Under normal circumstances, invests at least 80% of its assets in investments tied economically to the U.S. The Manager relies principally on proprietary quantitative models to evaluate and select stocks for the fund. The Manager also employs fundamental investment techniques to select stocks for the fund. The Manager seeks to identify stocks it believes (i) have superior fundamentals; (ii) have shown indications of improving investor sentiment; and/or (iii) are undervalued (generally, stocks the Manager believes are undervalued trade at prices below what the Manager believes to be their fundamental value). The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and models used by the Manager may change over time. Generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating investment exposure through the use of futures contracts or other types of derivatives); and/ or (iii) manage risk by increasing or decreasing the fund's investment exposures. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Real Estate Fund MSCI U.S. REIT Index

Seeks high total return. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in U.S. companies that issue stocks included in the MSCI U.S. REIT Index and in companies with similar characteristics. Has a fundamental policy to concentrate its investments in real estate-related investments. Under normal circumstances, invests at least 80% of its assets in real estate investment trusts ("REITs") and other real estate-related investments. REITs are managed vehicles that invest in real estate or real estate-related investments. For this purpose, the term "real estate-related investments" includes REITs and companies that derive at least 50% of their revenues and profits from, or have at least 50% of their assets invested in, (i) the development, construction, management, or sale of real estate; (ii) real estate holdings; or (iii) products or services related to the real estate industry. The Manager relies principally on proprietary quantitative models to evaluate and select stocks for the fund. The Manager also employs fundamental investment techniques to select stocks for the fund. The Manager seeks to identify stocks it believes (i) are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating investment exposure through the use of futures contracts or other types of derivatives); and/ or (iii) manage risk by increasing or decreasing the fund's investment exposures. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO U.S. Small/Mid Cap Value Fund Russell 2500® Value Index

Seeks long-term capital growth. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500® Index, a U.S. stock index, and in companies with similar market capitalizations ("small- and mid-cap companies"). Under normal circumstances, invests at least 80% of its assets in investments in small- and mid-cap companies tied economically to the U.S. The Manager relies principally on proprietary quantitative models to evaluate and select stocks for the fund. The Manager also employs fundamental investment techniques to select stocks for the fund. The Manager seeks to identify small- and mid-cap company stocks it believes (i) are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating investment exposure through the use of futures contracts or other types of derivatives); and/or (iii) manage risk by increasing or decreasing the fund's investment exposures.

GMO U.S. Small/Mid Cap Growth Fund Russell 2500® Growth Index

Seeks long-term capital growth. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500® Index, a U.S. stock index, and in companies with similar market capitalizations ("small- and mid-cap companies"). Under normal circumstances, invests at least 80% of its assets in investments in small- and mid-cap companies tied economically to the U.S. The Manager relies principally on proprietary quantitative models to evaluate and select stocks for the fund. The Manager also employs fundamental investment techniques to select stocks for the fund. The Manager seeks to identify small- and mid-cap company stocks it believes (i) have superior fundamentals; (ii) have shown indications of improving investor sentiment; and/or (iii) are undervalued (generally, stocks the Manager believes are undervalued trade at prices below what the Manager believes to be their fundamental value). The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating investment exposure through the use of futures contracts or other types of derivatives); and/or (iii) manage risk by increasing or decreasing the fund's investment exposures. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Fixed Income Funds

Because of the deterioration in credit markets that became acute in 2008, the GMO Fixed Income Funds (other than GMO U.S. Treasury Fund, GMO Asset Allocation Bond Fund, GMO Debt Opportunities Fund, and GMO High Quality Short-Duration Bond Fund) previously effected nearly all redemptions of their shares in-kind. For all underlying funds, if GMO determines, in its sole discretion, that paying redemption proceeds wholly or partly in cash would be detrimental to the best interests of an underlying fund's remaining shareholders, the underying fund may pay the redemption proceed in whole or in part with securities instead of cash. Additionally, these GMO Fixed Income Funds will, if deemed prudent by the Manager, take temporary defensive measures (until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with a fund's normal investment strategies) and may not achieve their respective investment objectives during the period in which they are taking temporary defensive measures. With respect to the GMO Fixed Income Funds' investments, the term "investment grade" refers to a rating of Baa3/P-2 or better given by Moody's Investors Service, Inc. ("Moody's") or BBB-/A-2 or better given by Standard & Poor's Rating Services (S&P) to a particular debt investment/commercial paper, and the term "below investment grade" refers to any rating below Baa3/P-2 given by Moody's or below BBB-/A-2 given by S&P to a particular debt investment/commercial paper. Fixed income securities rated below investment grade are also known as high yield or "junk" bonds. In addition, investment-grade securities/commercial paper that are given a rating of Aa/P-1 or better by Moody's or AA/A-1 or better by S&P are referred to as "high quality." Securities referred to as investment grade, below investment grade, or high quality include not only securities rated by Moody's and/or S&P, but also securities unrated by Moody's or S&P that are determined by the Manager to have credit qualities comparable to securities rated by Moody's or S&P as investment grade, below investment grade, or high quality, as applicable.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Domestic Bond Fund Barclays Capital U.S. Government Index

Seeks total return in excess of that of its benchmark. Typically invests in bonds included in the fund's benchmark and in securities and instruments with similar characteristics. May implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other GMO Funds and/or (ii) directly by purchasing bonds. Has historically gained its investment exposure primarily through the use of derivatives and investments in other GMO Funds. As a result, the fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset backed securities). Under normal circumstances, the fund invests at least 80% of its assets in bonds tied economically to the U.S. To implement its investment strategies, the fund may invest in or hold: (i) U.S. investment-grade bonds, including asset-backed securities and U.S. government securities (including securities neither guaranteed nor insured by the U.S. government); (ii) derivatives, including without limitation, futures contracts, credit default swaps and other swap contracts; (iii) shares of SDCF (to gain exposure to asset-backed securities); and (iv) shares of U.S. Treasury Fund (for liquidity management purposes). Because of the deterioration in credit markets that became acute in 2008, the fund through its investment in SDCF currently holds and may continue to hold material positions of below investment grade securities. May also invest a portion of its assets in foreign bonds and lower-rated securities. May invest in unaffiliated money market funds in reliance on Rule 12d1-1 under the 1940 Act. Investments by the fund in unaffiliated money market funds may exceed the limits expressed in Section 12(d)(1)(A) of the 1940 Act. The Manager employs fundamental investment techniques and quantitative models to identify investments the Manager believes are undervalued or may provide downside protection. The Manager considers issue-specific risk in the selection process. The Manager normally seeks to cause the duration of the fund to approximate that of its benchmark (4.7 years as of 5/31/09). The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Core Plus Bond Fund Barclays Capital U.S. Aggregate Index

Seeks total return in excess of that of its benchmark. Typically invests in bonds included in the fund's benchmark and in securities and instruments with similar characteristics. Seeks additional returns by seeking to exploit differences in global interest rates, sectors, and credit, currency, and emerging country debt markets. May implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other GMO Funds and/or (ii) directly by purchasing bonds denominated in various currencies. Has historically gained its investment exposure primarily through the use of derivatives and investments in other GMO funds. As a result, the fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Under normal circumstances, the fund invests at least 80% of its assets in bonds. To implement its investment strategies, the fund may invest in or hold: (i) investment-grade bonds denominated in various currencies, including foreign and U.S. government securities and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; (ii) derivatives, including without limitation, futures contracts, currency options, currency forwards, credit default swaps and other swap contracts (to gain exposure to the global interest rate, credit, and currency markets); (iii) shares of SDCF (to gain exposure to asset-backed securities); (iv) shares of Overlay Fund (to attempt to exploit misvaluations in world interest rates, currencies, and credit markets); (v) shares of GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to sovereign debt of emerging countries); and (vi) shares of GMO U.S. Treasury Fund (for liquidity management purposes). Because of the deterioration in credit markets that became acute in 2008, the fund through its investment in SDCF and Overlay Fund currently holds and may continue to hold material positions of below investment grade securities. This is in addition to the fund's emerging country debt investments. The Manager employs fundamental investment techniques and quantitative models to determine the relative values of the interest rate and currency markets, to determine currency and interest rate exposures, and to identify investments the Manager believes are undervalued or may provide downside protection. May take active overweighted and underweighted positions in particular interest rate markets and currencies relative to its benchmark, using derivatives and other instruments to adjust its foreign currency exposure independently of its exposure to interest rate markets. The Manager normally seeks to maintain the fund's estimated portfolio duration within +/-2 years of the benchmark's duration (4.1 years as of 5/31/09). The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO International Bond Fund JPMorgan Non-U.S. Government Bond Index

Seeks total return in excess of that of its benchmark. Typically invests in bonds included in the fund's benchmark and in securities and instruments with similar characteristics. Seeks additional returns by seeking to exploit differences in global interest rates, sectors, and credit, currency, and emerging country debt markets. May implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other GMO Funds and/or (ii) directly by purchasing bonds denominated in various currencies. Has historically gained its investment exposure primarily through the use of derivatives and investments in other GMO Funds. As a result, the fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Under normal circumstances, the fund invests at least 80% of its assets in bonds. To implement its investment strategies, the fund may invest in or hold: (i) investment-grade bonds denominated in various currencies, including foreign and U.S. government securities and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; (ii) derivatives, including without limitation, futures contracts, currency options, currency forwards, credit default swaps and other swap contracts (to gain exposure to the global interest rate, credit, and currency markets); (iii) shares of SDCF (to gain exposure to asset-backed securities); (iv) shares of Overlay Fund (to attempt to exploit misvaluations in world interest rates, currencies, and credit markets); (v) shares of GMO Emerging Country Debt Fund (to gain exposure to sovereign debt of emerging countries); and (vi) shares of GMO U.S. Treasury Fund (for liquidity management purposes). Because of the deterioration in credit markets that became acute in 2008, the Fund through its investment in SDCF and Overlay Fund currently holds and may continue to hold material positions of below investment grade securities. This is in addition to the fund's emerging country debt investments. The Manager employs fundamental investment techniques and quantitative models to determine the relative values of the interest rate and currency markets, to determine currency and interest rate exposures, and to identify investments the Manager believes are undervalued or may provide downside protection. May take active overweighted and underweighted positions in particular interest rate markets and currencies relative to its benchmark, using derivatives and other instruments to adjust its foreign currency exposure independently of its exposure to interest rate markets. The Manager normally seeks to maintain the fund's estimated portfolio duration within +/- 2 years of the benchmark's duration (6.4 years as of 5/31/09). The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Currency Hedged International Bond Fund JPMorgan Non-U.S. Government Bond Index (Hedged) (ex-Japan)

Seeks total return in excess of that of its benchmark. Typically invests in bonds included in the fund's benchmark and in securities and instruments with similar characteristics. Seeks additional returns by seeking to exploit differences in global interest rates, sectors, and credit, currency, and emerging country debt markets. The fund may implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other GMO funds and/or (ii) directly by purchasing bonds denominated in various currencies. Has historically gained its investment exposure primarily through the use of derivatives and investments in other GMO funds. As a result, the fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Under normal circumstances, the fund invests at least 80% of its assets in bonds. To implement its investment strategies, the fund may invest in or hold: (i) investment-grade bonds denominated in various currencies, including foreign and U.S. government securities and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; (ii) derivatives, including without limitation, futures contracts, currency options, currency forwards, credit default swaps and other swap contracts (to gain exposure to the global interest rate, credit, and currency markets); (iii) shares of SDCF (to gain exposure to asset-backed securities); (iv) shares of Overlay Fund (to attempt to exploit misvaluations in world interest rates, currencies, and credit markets); (v) shares of GMO Emerging Country Debt Fund (to gain exposure to sovereign debt of emerging countries); and (vi) shares of GMO U.S. Treasury Fund (for liquidity management purposes). Because of the deterioration in credit markets that became acute in 2008, the fund through its investment in SDCF and Overlay Fund currently holds and may continue to hold material positions of below investment grade securities. This is in addition to the fund's emerging country debt investments. Generally attempts to hedge at least 75% of its net foreign currency exposure into U.S. dollars. The Manager employs fundamental investment techniques and quantitative models to determine the relative values of the interest rate and currency markets, to determine currency and interest rate exposures, and to identify investments the Manager believes are undervalued or may provide downside protection. May take active overweighted and underweighted positions in particular interest rate markets and currencies relative to its benchmark, using derivatives and other instruments to adjust its foreign currency exposure independently of its exposure to interest rate markets. The Manager normally seeks to maintain the fund's estimated portfolio duration within +/- 2 years of the benchmark's duration (6.3 years as of 5/31/09). The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Global Bond Fund JPMorgan Global Government Bond Index

Seeks total return in excess of that of its benchmark. Typically invests in bonds included in the fund's benchmark and in securities and instruments with similar characteristics. Seeks additional returns by seeking to exploit differences in global interest rates, sectors, and credit, currency, and emerging country debt markets. May implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other GMO funds and/or (ii) directly by purchasing bonds denominated in various currencies. Has historically gained its investment exposure primarily through the use of derivatives and investments in other GMO Funds. As a result, the fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Under normal circumstances, the fund invests at least 80% of its assets in bonds. To implement its investment strategies, the fund may invest in or hold: (i) investment-grade bonds denominated in various currencies, including foreign and U.S. government securities and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; (ii) derivatives, including without limitation, futures contracts, currency options, currency forwards, credit default swaps and other swap contracts (to gain exposure to the global interest rate, credit, and currency markets); (iii) shares of SDCF (to gain exposure to asset-backed securities); (iv) shares of Overlay Fund (to attempt to exploit misvaluations in world interest rates, currencies, and credit markets); (v) shares of GMO Emerging Country Debt Fund (to gain exposure to sovereign debt of emerging countries); and (vi) shares of GMO U.S. Treasury Fund (for liquidity management purposes). Because of the deterioration in credit markets that became acute in 2008, the fund through its investment in SDCF and Overlay Fund currently holds and may continue to hold material positions of below investment grade securities. This is in addition to the fund's emerging country debt investments. The Manager employs fundamental investment techniques and quantitative models to determine the relative values of the interest rate and currency markets, to determine currency and interest rate exposures, and to identify investments the Manager believes are undervalued or may provide downside protection. May take active overweighted and underweighted positions in particular interest rate markets and currencies relative to its benchmark, using derivatives and other instruments to adjust its foreign currency exposure independently of its exposure to interest rate markets. The Manager normally seeks to maintain the fund's estimated portfolio duration within +/- 2 years of the benchmark's duration (6.1 years as of 5/31/09). The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Emerging Country Debt Fund JPMorgan Emerging Markets Bond Index Global (EMBIG)

Seeks total return in excess of that of its benchmark. Invests primarily in sovereign debt of emerging countries, although it may also make investments in entities related to, but not guaranteed by emerging countries, or in entities wholly unrelated to emerging countries. Under normal circumstances, invests (including through investment in other GMO funds) at least 80% of its assets in debt investments tied economically to emerging countries. Typically gains its investment exposure by purchasing debt of sovereign issuers of emerging countries or through the use of derivatives, typically credit default swaps. Also invests in asset-backed securities (including through GMO Short-Duration Collateral Fund and GMO World Opportunity Overlay Fund). May invest a substantial portion of its assets in below investment grade securities (also known as "junk bonds"). Generally, at least 75% of the fund's assets are denominated in, or hedged into, U.S. dollars. In pursuing its investment objective, the fund also typically uses exchange-traded and over-the-counter ("OTC") derivatives, including options, swap contracts (in addition to credit default swaps), currency forwards, and futures. The Manager emphasizes a "bottom-up" approach to examining and selecting investments and uses analytical techniques to identify inefficiencies in the pricing of emerging country debt investments and to identify those the Manager believes are undervalued. The assessment of the Manager also determines country allocations based on its fundamental outlook for a country. The Manager normally seeks to cause the interest rate duration of the fund's portfolio to approximate that of its benchmark (6.7 years as of 5/31/09). The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Short-Duration Investment Fund JPMorgan U.S. 3 Month Cash Index

Seeks to provide current income to the extent consistent with the preservation of capital and liquidity. To implement its investment strategies, the fund may invest in asset-backed securities issued by private issuers, U.S. government and agency securities (including securities neither guaranteed nor insured by the U.S. government), corporate debt securities, money market instruments, prime commercial paper and master demand notes, and certificates of deposit, bankers' acceptances, and other bank obligations. The fund has invested a substantial portion of its assets in GMO Short-Duration Collateral Fund ("SDCF") (which invests primarily in asset-backed securities). Because of the deterioration in credit markets that became acute in 2008, the fund, in particular through its holdings of SDCF, currently holds and may continue to hold material positions of below investment grade securities. In selecting fixed income securities for the fund's portfolio, the Manager focuses primarily on the securities' credit quality. The Manager uses fundamental investment techniques to identify the credit risk associated with investments in fixed income securities and bases its investment decisions on that assessment. The Manager normally seeks to maintain a duration of 365 days or less for the fund's portfolio. The fund's dollar-weighted average portfolio maturity may be substantially longer than the fund's dollar-weighted average portfolio duration. The fund is not a money market fund and is not subject to the duration, quality, diversification, and other requirements applicable to money market funds. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Inflation Indexed Plus Bond Fund Barclays Capital U.S. Treasury Inflation Notes Index

Seeks total return in excess of that of its benchmark. Primarily makes investments that are indexed or otherwise "linked" to general measures of inflation in the country of issue. Seeks additional returns by seeking to exploit differences in global interest rates, sectors, and credit, currency, and emerging country debt markets. May implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other GMO Funds and/or (ii) directly by purchasing inflation-indexed bonds. Has historically gained its investment exposure primarily through the use of derivatives and investments in other GMO Funds. As a result, the fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Under normal circumstances, the fund invests (including through investment in other GMO Funds) at least 80% of its assets in inflation indexed bonds. For this purpose, "inflation indexed bonds" include instruments that are "linked" to general measures of inflation because their principal and/or interest components change with general movements of inflation in the country of issue. To implement its investment strategies, the fund may invest in or hold: (i) inflation indexed bonds issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), including Inflation-Protected Securities issued by the U.S. Treasury (TIPS), and inflation indexed bonds issued by corporations; (ii) non-inflation indexed (or nominal) fixed income securities issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government) and by corporations (to gain direct exposure to such securities and/or for use as part of a synthetic position); (iii) derivatives, including without limitation, futures contracts, currency options, currency forwards, credit default swaps and other swap contracts (to gain exposure to inflation indexed bonds and/or the global interest rate, credit, and currency markets); (iv) shares of SDCF (to gain exposure to asset-backed securities); (v) shares of Overlay Fund (to attempt to exploit misvaluations in world interest rates, currencies, and credit markets); (vi) shares of GMO Emerging Country Debt Fund (to gain exposure to sovereign debt of emerging countries); and (vii) shares of GMO U.S. Treasury Fund (for liquidity management purposes). Because of the deterioration in credit markets that became acute in 2008, the Fund through its investment in SDCF and Overlay Fund currently holds and may continue to hold material positions of below investment grade securities. This is in addition to the fund's emerging country debt investments. The Manager employs fundamental investment techniques and quantitative models to determine the relative values of the interest rate and currency markets, to determine currency and interest rate exposures, and to identify investments the Manager believes are undervalued or may provide downside protection. May take active overweighted and underweighted positions in particular interest rate markets and currencies outside of those in its benchmark, including through the use of derivatives, adjusting its foreign currency exposure independently of its exposure to interest rate markets. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Short-Duration Collateral Fund ("SDCF") JPMorgan U.S. 3 Month Cash Index

Seeks total return comparable to that of its benchmark. Primarily invests in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the fund may invest in government securities, corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. The fund also may use exchange-traded and over-the-counter ("OTC") derivatives. The fund also may invest in unaffiliated money market funds. Because of the deterioration in credit markets that became acute in 2008, the fund currently holds and may continue to hold material positions of below investment grade securities. In selecting fixed income securities for the fund's portfolio, the Manager focuses primarily on the securities' credit quality. The Manager uses fundamental investment techniques to identify the credit risk associated with investments in fixed income securities and bases its investment decisions on that assessment. The Manager normally seeks to maintain an interest rate duration of 365 days or less for the fund's portfolio. The fund's dollar-weighted average portfolio maturity may be substantially longer than its dollar-weighted average interest rate duration. SDCF is not currently accepting orders for the purchase of shares other than reinvestment of dividends. Since the deterioration in credit markets that became acute in 2008, SDCF has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. SDCF currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to shareholders for tax purposes. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Short-Duration Collateral Share Fund JPMorgan U.S. 3 Month Cash Index

Seeks total return comparable to that of its benchmark. The fund invests substantially all of its assets in GMO Short-Duration Collateral Fund ("SDCF") (an arrangement often referred to as a "master-feeder" structure) and, to a limited extent, in cash and cash equivalents. Its investment objective and principal investment strategies, therefore, are identical to those of SDCF. SDCF invests primarily in U.S. and foreign adjustable rate asset-backed securities and primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, SDCF may invest in government securities, corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. SDCF also may use exchange-traded and over-the-counter ("OTC") derivatives. Because of the deterioration in credit markets that became acute in 2008, the fund, through its holdings of SDCF, currently holds and may continue to hold material positions of below investment grade securities. In selecting fixed income securities for SDCF's portfolio, the Manager focuses primarily on the securities' credit quality. The Manager uses fundamental investment techniques to identify the credit risk associated with investments in fixed income securities and bases its investment decisions on that assessment. The Manager normally seeks to maintain an interest rate duration of 365 days or less for SDCF's portfolio. SDCF's dollar-weighted average portfolio maturity may be substantially longer than SDCF's dollar-weighted average interest rate duration. SDCF is not currently accepting orders for the purchase of shares other than reinvestment of dividends. Since the deterioration in credit markets that became acute in 2008, SDCF has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. SDCF currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to shareholders for tax purposes. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO World Opportunity Overlay Fund JPMorgan U.S. 3 Month Cash Index

Seeks total return greater than that of its benchmark. The fund's investment program has two principal components. One component of the fund's investment program involves the use of derivatives to seek to exploit misvaluations in world interest rates, currencies and credit markets, and to add value relative to the fund's benchmark. The other component of the fund's investment program involves direct investments, primarily in asset-backed securities and other adjustable rate fixed income securities. To add value relative to the fund's benchmark, the Manager employs proprietary quantitative and other models to seek to identify and estimate the relative misvaluation of interest rate, currency, and credit markets. Based on such estimates, the fund establishes its positions, mainly through derivatives, across global interest rate, currency, and credit markets. Derivative positions taken by the fund are implemented primarily through interest rate swaps and/or futures contracts, currency forwards and/or options, and credit default swaps on single-issuers or indexes. As a result of its derivative positions, the fund typically will have a net notional value in excess of its net assets and will have a higher tracking error, along with concomitant volatility, relative to its benchmark. The fund has a substantial investment in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the fund may invest in government securities, corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. The fund's fixed income securities primarily have adjustable interest rates (or may be hedged using derivatives to convert the fixed rate interest payments into adjustable rate interest payments), but may also include all types of interest rate, payment, and reset terms, including fixed rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. The fund also may invest in unaffiliated money market funds. Because of the deterioration in credit markets that became acute in 2008, the fund currently holds and may continue to hold material positions of below investment grade securities. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Strategic Fixed Income Fund JPMorgan U.S. 3 Month Cash Index

Seeks total return in excess of that of its benchmark. Typically invests in bonds included in the fund's benchmark and in securities and instruments with similar characteristics. Seeks additional returns by seeking to exploit differences in global interest rates, sectors, and credit, currency, and emerging country debt markets. May implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other GMO funds and/or (ii) directly by purchasing bonds denominated in various currencies. Has historically gained its investment exposure primarily through the use of derivatives and investments in other GMO funds. As a result, the fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Under normal circumstances, the fund invests (including through investment in other GMO funds) at least 80% of its assets in fixed income securities. To implement its investment strategies, the fund may invest in or hold: (i) investment-grade bonds denominated in various currencies, including foreign and U.S. government securities and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; (ii) derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, credit default swaps and other swap contracts; (iii) shares of SDCF (to gain exposure to asset-backed securities); (iv) shares of Overlay Fund (to attempt to exploit misvaluations in world interest rates, currencies, and credit markets); (v) shares of GMO Emerging Country Debt Fund (to gain exposure to sovereign debt of emerging countries); and (vi) shares of GMO U.S. Treasury Fund (for liquidity management purposes). Because of the deterioration in credit markets that became acute in 2008, the fund through its investment in SDCF and Overlay Fund currently holds and may continue to hold material positions of below investment grade securities. This is in addition to the fund's emerging country debt investments. The Manager employs fundamental investment techniques and quantitative models to determine the relative values of the interest rate and currency markets, to determine currency and interest rate exposures, and to identify investments the Manager believes are undervalued or may provide downside protection. May take active overweighted and underweighted positions in particular interest rate markets and currencies relative to its benchmark, using derivatives and other instruments to adjust its foreign currency exposure independently of its exposure to interest rate markets. May invest in unaffiliated money market funds in reliance on Rule 12d1-1 under the 1940 Act. Investments by the fund in unaffiliated money market funds may exceed the limits expressed in Section 12(d)(1)(A) of the 1940 Act. The Manager seeks to maintain the fund's estimated portfolio duration within +/- 2 years of the benchmark's duration. The Manager may, in the future, depending on the Manager's assessment of interest rate conditions, change the fund's benchmark to another nationally recognized debt index with a duration between 90 days and 15 years. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Asset Allocation Bond Fund Citigroup 3 Month Treasury Bill Index

Seeks total return in excess of that of its benchmark. May invest in bonds of any kind. Under normal circumstances, invests (including through investment in other GMO funds) at least 80% of its assets in bonds. May invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds that the fund may invest in include, but are not limited to: (i) investment grade bonds denominated in various currencies, including securities issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, taxable and tax-exempt municipal bonds, and Rule 144A securities; (ii) below investment grade bonds (also known as "junk bonds"); (iii) inflation indexed bonds issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), including Inflation-Protected Securities issued by the U.S. Treasury (TIPS), and inflation indexed bonds issued by corporations; (iv) sovereign debt of emerging countries and other bonds issued in emerging countries (including below investment grade bonds (also known as "junk bonds")); and (v) asset-backed securities, including mortgage related and mortgage-backed securities. May also invest in futures contracts, currency options, currency forwards, swap contracts (including credit default swaps), interest rate options, swaps on interest rates, and other types of derivatives. May gain exposure to the investments described above through investments in shares of other GMO Funds, including GMO U.S. Treasury Fund. May invest up to 100% of its assets in below investment grade bonds (also known as "junk bonds"). May also hold securities that are downgraded to below investment grade status after the time of purchase by the fund. The Manager employs fundamental investment techniques and quantitative models to determine the relative values of different sectors of the bond market, such as corporate, U.S. government, foreign, and asset-backed bond sectors, and to identify investments the Manager believes are undervalued, less overvalued and/or may provide downside protection. May take substantial positions in particular sectors of the bond market, using derivatives and other instruments to adjust its foreign currency exposure independently of its exposure to various sectors of the bond market. The Manager does not seek to maintain a specified portfolio duration for the fund, and the fund's portfolio duration will change depending on the fund's investments and the Manager's current outlook on different sectors of the bond market.

GMO U.S. Treasury Fund Citigroup 3 Month Treasury Bill Index

Seeks to achieve liquidity and safety of principal with current income as a secondary objective. Seeks to achieve its objective by investing primarily in U.S. Treasury securities. Under normal circumstances, invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations. "Direct U.S. Treasury Obligations" include U.S. Treasury bills, bonds, and notes and other securities issued by the U.S. Treasury, such as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities, that are backed by the full faith and credit of the U.S. government as well as repurchase agreements relating to the foregoing. As a principal investment strategy the fund may enter into repurchase agreements, under which the fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed upon date in the future, the security from the fund at the original purchase price plus an agreed upon amount representing the original purchase price plus interest. The counterparties in repurchase agreements are typically broker-dealers and banks, and the safety of the arrangement is dependent upon the fund having an interest in the security that can be realized in the event of the insolvency of the counterparty. In addition to Direct U.S. Treasury Obligations, the fund may also invest in other fixed-income securities that are backed by the full faith and credit of the U.S. government, such as guaranteed securities issued by the Government National Mortgage Association (GNMA) and the Federal Deposit Insurance Corporation (FDIC). May also invest in unaffiliated money market funds. Normally invests in Direct U.S. Treasury Obligations and other fixed-income securities backed by the full faith and credit of the U.S. government with a stated or remaining maturity of one year or less. This may not be true of Direct U.S. Treasury Obligations purchased pursuant to repurchase agreements, and, therefore, if the counterparty to the repurchase agreement defaults, the fund may own a security with a stated or remaining maturity of greater than one year. Although the fund primarily invests in short-term obligations, it is not a money market fund and is not subject to the duration, quality, diversification and other requirements applicable to money market funds. In addition, the Manager normally seeks to maintain a duration of one year or less for the fund's portfolio. The Manager determines the fund's dollar-weighted average portfolio duration by aggregating the durations of the fund's individual holdings and weighting each holding based on its market value. In selecting U.S. Treasury securities for the fund's portfolio, the Manager focuses primarily on the relative attractiveness of different obligations (such as bonds, notes, or bills), which can vary depending on the general level of interest rates as well as supply/demand imbalances and other market conditions. Other GMO Funds may invest in the fund to achieve exposure to U.S. Treasury securities, to invest cash and/or to seek to generate a return similar to yields on U.S. Treasury securities.

GMO Debt Opportunities Fund N/A

Seeks positive total return. Invests primarily in debt investments. Under normal circumstances, the fund invests at least 80% of its assets in debt investments. May make investments in all types of U.S. and foreign debt investments, without regard to the credit rating of the obligor. May invest in debt investments issued by a wide range of private issuers and by federal, state, local, and foreign governments (including securities neither guaranteed nor insured by the U.S. government). May invest in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the fund may invest in corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. May also use other exchange-traded and over-the-counter ("OTC") derivatives. The fund is not restricted in its exposure to any type of debt investment, and at times may be substantially exposed to a single type of debt investment (e.g., asset-backed securities). The fund's debt investments may include all types of interest rate, payment, and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. May invest in securities of any credit quality. There is no limit on the amount of the fund's total assets that may be invested in below investment grade securities, and the fund may invest in material positions of below investment grade securities. Debt investments rated below investment grade are also known as high yield or "junk" bonds. The fund initially expects to invest substantially all of its assets in asset-backed securities, a substantial portion of which will be junk bonds. The may also invest in unaffiliated money market funds. Additionally, the fund may (but is not required to) invest in GMO U.S. Treasury Fund. In selecting debt investments for the fund's portfolio, the Manager emphasizes a "bottom-up" approach to examining and selecting investments and uses analytical techniques to identify inefficiencies in the pricing of investments and to identify those the Manager believes are undervalued. The fund does not seek to maintain a specified interest rate duration for its portfolio. Does not seek to control risk relative to a particular securities market index or benchmark. In addition, the fund does not seek to outperform a particular securities market index or blend of market indices. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO High Quality Short-Duration Bond Fund J.P. Morgan U.S. 3 Month Cash Index

Seeks total return in excess that of its benchmark to the extent consistent with the preservation of capital and liquidity. To implement its investment strategies, the fund primarily invests in high quality U.S. and foreign fixed income securities. May invest in fixed income securities issued by a wide range of private issuers and, to a lesser extent, securities issued by federal, state, local, and foreign governments (including securities neither guaranteed nor insured by the U.S. government). May invest in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the fund may invest in corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. May also use other exchange-traded and over-the-counter ("OTC") derivatives. The fund's fixed income securities may include all types of interest rate, payment, and reset terms, including adjustable rate, fixed rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. Under normal circumstances, the fund invests at least 80% of its assets in high quality bonds. While the fund primarily invests in high quality bonds, the fund may invest in securities that are not high quality and may hold bonds and other fixed income securities whose ratings after they were acquired were reduced below high quality. The fund may also invest in unaffiliated money market funds. Additionally, the fund may (but is not required to) invest in GMO U.S. Treasury Fund. In selecting fixed income securities for the fund's portfolio, the Manager focuses primarily on the securities' credit quality. The Manager uses fundamental investment techniques to identify the credit risk associated with investments in fixed income securities and bases its investment decisions on that assessment. The Manager normally seeks to maintain an interest rate duration of 365 days or less for the fund's portfolio. The fund's dollar-weighted average portfolio maturity may be substantially longer than its dollar-weighted average interest rate duration. The Manager estimates the fund's dollar-weighted average interest rate duration by aggregating the durations of the fund's individual holdings and weighting each holding based on its market value. The Manager may determine duration by traditional means or through empirical analysis, which may produce results that differ from those produced by traditional methods of calculating duration. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO International Equity Funds
Fund Name and Benchmark	Investment Goals/Strategy
GMO International Core Equity Fund MSCI EAFE Index (Europe, Australasia, and Far East)

Seeks high total return. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in companies tied economically to countries other than the U.S. Under normal circumstances, invests at least 80% of its assets in equity investments. The Manager relies principally on proprietary quantitative models to evaluate and select individual stocks, countries, and currencies. The Manager also employs fundamental investment techniques in selecting stocks, countries, and currencies for the portfolio. In selecting stocks for the portfolio, the Manager seeks to identify stocks it believes (i) are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. In selecting countries in which to invest and determining the fund's currency exposures, the Manager considers many factors, which may include aggregate stock market valuations, global competitiveness, and investor sentiment. The Manager also uses proprietary techniques to adjust the composition of the portfolio for other factors such as position size, country, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by increasing or decreasing the fund's investment exposures; and/or (iv) adjust its foreign currency exposure. The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

GMO International Intrinsic Value Fund MSCI EAFE Value Index (Europe, Australasia, and Far East)

Seeks high total return. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in companies tied economically to countries other than the U.S. The Manager relies principally on proprietary quantitative models to evaluate and select individual stocks, countries and currencies. The Manager also employs fundamental investment techniques in selecting stocks, countries, and currencies for the portfolio. In selecting stocks for the portfolio, the Manager seeks to identify stocks it believes (i) are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. The Manager uses momentum measures to evaluate stocks that have been prescreened for value characteristics. In selecting countries in which to invest and determining the fund's currency exposures, the Manager considers many factors, which may include aggregate stock market valuations, global competitiveness, and investor sentiment. The Manager also uses proprietary techniques to adjust the composition of the portfolio for other factors such as position size, country, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by increasing or decreasing the Fund's investment exposures; and/or (iv) adjust its foreign currency exposure. The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

GMO International Growth Equity Fund MSCI EAFE Growth Index (Europe, Australasia, and Far East)

Seeks high total return. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in companies tied economically to countries other than the U.S. Under normal circumstances, the fund invests at least 80% of its assets in equity investments. The Manager relies principally on proprietary quantitative models to evaluate and select individual stocks, countries, and currencies. The Manager also employs fundamental investment techniques in selecting stocks, countries, and currencies for the portfolio. When evaluating stocks, the Manager begins with a universe of stocks that are either included in the fund's growth-oriented benchmark or that are believed to have similar growth characteristics to such stocks. In selecting stocks for the portfolio, the Manager seeks to identify stocks it believes are (i) undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. In selecting countries in which to invest and determining the fund's currency exposures, the Manager considers many factors, which may include aggregate stock market valuations, global competitiveness, and investor sentiment. The Manager also uses proprietary techniques to adjust the composition of the portfolio for other factors such as position size, country, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures, contracts or other types of derivatives); (iii) manage risk by increasing or decreasing the Fund's investment exposures; and/or (iv) adjust its foreign currency exposure. The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

GMO Currency Hedged International Equity Fund MSCI EAFE Index (Europe, Australasia, and Far East) (Hedged)

Seeks total return greater than that of its benchmark. The fund is a fund of funds and invests primarily in other GMO funds. The fund may invest in GMO International Core Equity Fund, GMO International Intrinsic Value Fund, GMO International Growth Equity Fund, GMO International Small Companies Fund, and GMO Flexible Equities Fund (collectively, "underlying funds"). Under normal circumstances, invests at least 80% of its assets in equity investments. The Manager uses proprietary quantitative models and fundamental investment techniques to select the underlying funds and decide how much to invest in each. The models use multi-year forecasts of relative value and risk among major sectors in the international equity markets (e.g., large-cap value, large-cap growth, large-cap core, small- and mid-cap value and small- and mid-cap growth). The Manager shifts investments among the underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the fund's investments. The Manager looks at the underlying funds' holdings to measure base currency exposure and then attempts to hedge at least 70% of the foreign currency exposure in the underlying funds' investments relative to the U.S. dollar through the use of currency forwards and other derivatives. While the fund's benchmark is fully hedged, the fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. The fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and other cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Foreign Fund MSCI EAFE Index (Europe, Australasia, and Far East)

Seeks total return in excess of that of its benchmark. Typically makes equity investments in companies tied economically to non-U.S. countries, including companies that issue stocks included in the MSCI international developed country universe (the universe of securities from which the MSCI EAFE Index, a developed markets index, is constructed) and companies whose stocks are traded in the securities markets of the world's non-developed countries ("emerging countries"). Under normal circumstances, invests at least 80% of its assets in investments tied economically to countries outside the U.S. The Manager selects stocks using fundamental analysis that is informed by a disciplined quantitative screening process. The Manager separates companies with valuations it believes are deservedly low from those that it believes represent investment opportunities. The Manager analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and local industry peers. Company visits by the Manager to evaluate management and production facilities and other meetings with management are an integral part of the investment process. The fund's country selections relative to its benchmark are determined by a cumulative quantitative value score for each country together with the Manager's evaluation of the country's fundamentals. Typically overweights or underweights (sometimes to a significant extent) its investment exposures in particular countries relative to the fund's benchmark. Generally seeks to be fully invested and normally does not take temporary defensive positions.  The fund, however, may hold up to 10% of its total assets in cash and cash equivalents to manage cash inflows and outflows as a result of shareholder purchases and redemptions. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. Typically invests in emerging countries, but these investments generally represent 10% or less of the fund's total assets. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including, without limitation, futures and options. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Foreign Small Companies Fund S&P Developed ex-U.S. Small Cap Index

Seeks total return in excess of that of its benchmark. Typically makes equity investments in companies tied economically to non-U.S. countries that are in the smallest 25% of companies in a particular country as measured by total float-adjusted market capitalization ("small companies"). Under normal circumstances, invests at least 80% of its assets in securities of small companies that are tied economically to countries outside the U.S. The market capitalization range of investments held by the fund is generally within the market capitalization range of companies in the fund's benchmark. Depending upon the country, as of May 31, 2009, the market capitalization of the largest company (in a particular country) included within the fund's definition of small companies ranged from approximately $427 million (New Zealand) to $14 billion (Switzerland) (based on exchange rates as of May 31, 2009). The Manager selects stocks using fundamental analysis that is informed by a disciplined quantitative screening process. The Manager separates companies with valuations it believes are deservedly low from those it believes represent investment opportunities. The Manager analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and local industry peers. Company visits by the Manager to evaluate management and production facilities and other meetings with management are an integral part of the investment process. The fund's country selections relative to its benchmark are determined by a cumulative quantitative value score for each country together with the Manager's evaluation of the country's fundamentals. Typically overweights or underweights (sometimes to a significant extent) its investment exposures in particular countries relative to the fund's benchmark. Generally seeks to be fully invested, and normally does not take temporary defensive positions.  The fund, however, may hold up to 10% of its total assets in cash and cash equivalents in order to manage cash inflows and outflows as a result of shareholder purchases and redemptions. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. Typically invests in emerging countries, but these investments (excluding investments in companies from emerging countries included in the fund's benchmark) generally represent 10% or less of the fund's total assets. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including, without limitation, futures and options.

GMO International Small Companies Fund MSCI EAFE Small Cap Index (Europe, Australasia, and Far East)

Seeks high total return. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in non-U.S. companies, including non-U.S. companies in developed and emerging countries, but excluding the largest 500 non-U.S. companies in developed countries based on full, non-float adjusted market capitalization and any company in an emerging country with a full, non-float adjusted market capitalization that is greater than or equal to that of the smallest excluded developed country companies ("small companies"). A company's full, non-float adjusted market capitalization includes all of the company's outstanding equity securities. As of May 31, 2009, the market capitalization of the largest company included within the fund's definition of small companies was approximately $5.67 billion. Under normal circumstances, invests at least 80% of its assets in securities of small companies. The Manager relies principally on proprietary quantitative models to evaluate and select individual stocks, countries, and currencies. The Manager also employs fundamental investment techniques in selecting stocks, countries, and currencies for the portfolio. In selecting stocks for the portfolio, the Manager seeks to identify stocks it believes are (i) undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. In selecting countries in which to invest and determining the fund's currency exposures, the Manager considers many factors, which may include aggregate stock market valuations, global competitiveness, and investor sentiment. The Manager also uses proprietary techniques to adjust the composition of the portfolio for other factors such as position size, country, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by increasing or decreasing the Fund's investment exposures; and/or (iv) adjust its foreign currency exposure. The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

GMO Emerging Markets Fund S&P/IFCI (Investable) Composite Index

Seeks total return in excess of that of its benchmark. Typically makes equity investments in companies whose stocks are traded in the securities markets of the world's non-developed markets ("emerging markets"). Under normal circumstances, invests at least 80% of its assets in investments tied economically to emerging markets. The Manager uses proprietary quantitative models and fundamental analysis to decide which countries to invest in and to identify potential stocks. Country selection generally is the most significant factor affecting the fund's performance relative to its benchmark. The Manager's evaluation and selection decisions for countries and stocks are based on several factors and models, including: (i) countries – value, momentum, and macroeconomic models; and (ii) stocks – earnings and price momentum, price to earnings ratios, price to book ratios and quality. The factors considered and models used by the Manager may change over time. Generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives (including options, futures, warrants, and swap contracts) and exchange-traded funds ("ETFs") to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by increasing or decreasing the fund's investment exposures; and/or (iv) adjust its foreign currency exposure. The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. The fund has entered into an agreement with an ETF that allows the fund to invest in that ETF beyond 1940 Act statutory limitations, provided that the fund complies with the terms and conditions of the ETF's exemptive order. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Emerging Countries Fund S&P/IFCI (Investable) Composite Index

Seeks total return in excess of that of its benchmark. Typically makes equity investments in companies whose stocks are traded in the securities markets of the world's non-developed countries ("emerging countries"). Under normal circumstances, the fund invests at least 80% of its assets in investments tied economically to emerging countries. The Manager uses proprietary quantitative models and fundamental analysis to decide which countries to invest in and to identify potential stocks. Country selection generally is the most significant factor affecting the fund's performance relative to its benchmark. The Manager's evaluation and selection decisions for countries and stocks are based on several factors and models, including: (i) countries – value, momentum, and macroeconomic models; and (ii) stocks – earnings and price momentum, price to earnings ratios, price to book ratios and quality. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives (including options, futures, warrants, and swap contracts) and exchange-traded funds ("ETFs") to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by increasing or decreasing the fund's investment exposures; and/or (iv) adjust its foreign currency exposure. The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. The fund has entered into an agreement with an ETF that allows the fund to invest in that ETF beyond 1940 Act statutory limitations, provided that the fund complies with the terms and conditions of the ETF's exemptive order. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Developed World Stock Fund MSCI World Index

Seeks high total return. Seeks to achieve its objective by outperforming its benchmark. Typically makes equity investments in companies tied economically to the world's developed markets, including the U.S. Under normal circumstances, invests at least 80% of its assets in stocks tied economically to developed markets. For this purpose, the term "stocks" refers to investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depository receipts, and the term "developed markets" refers to those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics. The Manager relies principally on proprietary quantitative models to evaluate and select individual stocks, countries, and currencies. The Manager also employs fundamental investment techniques in selecting stocks, countries, and currencies for the portfolio. In selecting stocks for the portfolio, the Manager seeks to identify stocks it believes are (i) undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. In selecting countries in which to invest and determining the fund's currency exposures, the Manager considers many factors, which may include aggregate stock market valuations, global competitiveness, and investor sentiment. The Manager also uses proprietary techniques to adjust the composition of the portfolio for other factors such as position size, country, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time. Generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by increasing or decreasing the fund's investment exposures; and/or (iv) adjust its foreign currency exposure. The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Other Funds
Fund Name and Benchmark	Investment Goals/Strategy
GMO Alpha Only Fund Citigroup 3-Month Treasury Bill Index

Seeks to outperform its benchmark. Invests in shares of the GMO U.S. Equity Funds and GMO International Equity Funds and also may invest in shares of GMO Emerging Country Debt Fund and GMO Flexible Equities Fund (collectively, the "underlying funds"). In addition, the fund may invest in securities. The fund implements its strategy with investments in a combination of U.S., foreign, and emerging country equities, and emerging country debt. The Manager uses proprietary quantitative models and fundamental investment techniques to select the underlying funds and securities in which the fund invests and to decide how much to invest in each. The models use multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, and emerging country debt) and sub-asset classes (e.g., small-to-mid cap stocks in the foreign equity asset class and quality stocks in the U.S. equity and emerging country equity asset classes). The Manager seeks to hedge some or all of the broad market exposure of the underlying funds and assets in which the fund invests by using futures, swap contracts, and currency forwards and by making short sales of securities (e.g., shares of an exchange-traded fund). The Manager changes the fund's holdings in response to changes in its investment outlook and market valuations and may use redemption/ purchase activity to rebalance the fund's investments. To the extent that the fund's hedges are effective, the performance of the fund's portfolio is expected to have a low correlation to the performance of the underlying funds and assets in which the fund invests. Instead, the fund's performance is expected to approximate the performance of the underlying funds and assets in which the fund invests relative to the broader securities markets. Generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and other cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Special Situations Fund N/A

Seeks capital appreciation and capital preservation. Seeks to achieve its investment objectives by implementing investment strategies that complement long-only investments in global equities and fixed income instruments. May have long or short exposure to foreign and U.S. equity securities (including both growth and value style equities and equities of any market capitalization), foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), currencies, and, from time to time, other alternative asset classes (e.g., instruments that seek exposure to or hedge risks of market volatility). The fund is not restricted in its exposure to any particular asset class, and at times may be substantially exposed (long or short) to a single asset class (e.g., equity securities or fixed income securities). In addition, the fund is not restricted in its exposure (long or short) to any particular market. May have substantial exposure (long or short) to a particular country or type of country (e.g., emerging countries). The fund could be subject to material losses from a single investment. In managing the fund's strategy, the Manager employs proprietary quantitative investment models and fundamental judgment for the selection of derivatives and other investments and portfolio construction. The models use one or more independent, though possibly concentrated or focused, strategies for selection of investments. The Manager also may eliminate strategies or add new strategies in response to additional research, changing market conditions, or other factors. In pursuing its investment objectives, the fund is permitted to use a wide variety of exchange-traded and over-the-counter ("OTC") derivatives, including options, futures, swap contracts, swaptions and foreign currency derivative transactions. For example, in circumstances that the Manager deems appropriate, the fund intends to use credit default swaps to a significant extent to take an active long or short position with respect to the likelihood of default by special purpose, corporate, or sovereign issuers. Additionally, in circumstances that the Manager deems appropriate, the fund intends to take significant active long and short currency positions in a particular currency through exchange-traded and OTC foreign currency derivatives as well as to hedge its currency exposure through the use of currency forwards and other derivatives. Except for margin or other applicable regulatory requirements, there are no limitations on the extent of the fund's net long or net short positions. May elect to make some or all of its investments through one or more wholly-owned, non-U.S. subsidiaries. GMO may serve as the investment manager to these companies but will not receive any additional management or other fees for those services. May invest in unaffiliated money market funds in reliance on Rule 12d1-1 under the the 1940 Act. Investments by the fund in unaffiliated money market funds may exceed the limits expressed in Section 12(d)(1)(A) of the 1940 Act. Additionally, the fund may (but is not required to) invest in GMO U.S. Treasury Fund. Does not seek to control risk relative to a particular securities market index or benchmark. In addition, the fund does not seek to outperform a particular securities market index or blend of market indices. The fund is a non-diversified investment company within the meaning of the 1940 Act.

GMO Flexible Equities Fund MSCI World Index

Seeks total return in excess of its benchmark. Seeks to achieve its objective principally by investing in equity securities traded in any of the world's securities markets based on the Manager's assessment of relative opportunities in those markets. Does not seek to control risk relative to the MSCI World Index or any other benchmark. May make equity investments in any country, including the U.S. Under normal circumstances, the fund invests at least 80% of its assets in equity investments. The fund is permitted to make equity investments of all types, including equities issued by foreign and/or U.S. companies, growth and/or value style equities, and equities of any market capitalization. In addition, the fund is not restricted in its exposure to any market or type of equity security, and may invest all its assets in a limited number of equity securities of companies in a single country and/or capitalization range. The fund could be subject to material losses from a single investment. The Manager uses proprietary quantitative models and fundamental investment techniques to select the countries and equities in which the fund invests, to decide how much to invest in each, and to determine the fund's currency exposures. The Manager shifts investments among equities issued by companies in different countries in response to changes in its investment outlook and market valuations. Generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. If the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund is permitted to (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by increasing or decreasing the fund's investment exposures; and/or (iv) adjust its foreign currency exposure. The fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. For investment and hedging purposes, the fund also may make short sales of securities, including short sales of securities the fund does not own. In addition, the fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. May invest in unaffiliated money market funds. Additionally, the fund may (but is not required to) invest in GMO U.S. Treasury Fund. The fund is a non-diversified investment company within the meaning of the 1940 Act.

FOR MORE INFORMATION
More information on a Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. The Report of Independent Registered Public Accounting Firm and each Fund's audited financial statements included in each Fund's most recent audited annual report are incorporated by reference into this Prospectus.

To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us:
By telephone: Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778
By e-mail: wfaf@wellsfargo.com
By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
On the Internet: www.wellsfargo.com/advantagefunds
From the SEC: Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100"F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

_______ / P______ 07-10
ICA Reg. No. 811-09253

© 2010 Wells Fargo Funds Management, LLC. All rights reserved.

Statement of Additional Information
July 19, 2010

Wells Fargo Funds Trust
Class A, Class B, Class C, Administrator Class and Class R Telephone: 1-800-222-8222
Wells Fargo Asset Allocation Fund
Class A, Class B, Class C, Administrator Class and Class R

Wells Fargo Advantage Asset Allocation Fund
Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about a series of the Trust in the Wells Fargo Advantage family of funds - the above referenced Fund (the "Fund"). The Fund is considered non-diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers certain classes of shares as indicated in the chart below. This SAI relates to all such classes of shares. Class B shares of the Funds are closed to new investors and additional investments from existing shareholders, except in connection with reinvestment of any distributions and permitted exchanges of Class B shares for Class B shares of other Wells Fargo Advantage Funds subject to the limitations described in each Fund's prospectus, and in connection with the closing of a reorganization.

Fund	Classes A, B, C	Administrator Class	Class R
Asset Allocation Fund	Class A - EAAFX Class B - EABFX Class C - EACFX	EAIFX	EAXFX

This SAI is not a prospectus and should be read in conjunction with the Fund's Prospectuses (the "Prospectuses") dated July 19, 2010. On July 19, 2010, the Asset Allocation Fund acquired the assets of Evergreen Asset Allocation Fund (the "Evergreen Acquired Fund"). Certain information may be incorporated by reference into this document by reference to the Evergreen Acquired Fund's Annual Report dated as of [ ]. The Prospectuses and Annual Report may be obtained free of charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds®, P.O. Box 8266, Boston, MA 02266-8266.
[  ] (07/10)

HISTORICAL FUND INFORMATION

Fundamental Investment Policies

The Fund has adopted the following fundamental investment policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of the Fund. The Fund may not:

(1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit the Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements.

(2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

(3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

(4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

(5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

(7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

Non-Fundamental Investment Policies

The Fund has adopted the following non-fundamental policies; that is, they may be changed by the Trustees at any time without approval of the Fund's shareholders.

(1) The Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(2) The Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(3) The Fund may invest in futures or options contracts consistent with its investment policies and the 1940 Act, including the rules, regulations and interpretations of the Securities and Exchange Commission (the "SEC") thereunder or any exemptive orders obtained thereunder, and consistent with investment in futures or options contracts that would allow the Fund to claim an exclusion from being a "commodity pool operator" as defined by the Commodity Exchange Act.

(4) The Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of the Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

(5) The Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit the Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

(6) The Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

(7) The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(8) The Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

Shareholders will receive at least 60 days notice of any change to the Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

General

Notwithstanding the foregoing policies, any other investment companies in which the Fund may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing the Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

PERMITTED INVESTMENT ACTIVITIES AND CERTAIN ASSOCIATED RISKS

Set forth below are descriptions of permitted investment activities for the Funds and certain of their associated risks. The activities are organized into various categories. To the extent that an activity overlaps two or more categories, the activity is referenced only once in this section. The Total Return Bond Fund is a gateway feeder fund that invests in a single corresponding master portfolio of Wells Fargo Master Trust ("Master Trust"). References to the activities of a gateway fund should be understood to include references to the investments of the master portfolio in which the gateway fund invests. The Funds are subject to the limitations as described in this section and elsewhere in this SAI and/or the Prospectus(es). Not all of the Funds participate in all of the investment activities described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets. Unless otherwise noted or required by applicable law, the percentage limitations and qualitative investment policies included in this SAI or the Prospectus apply at the time of purchase of a security. To the extent a security type is described in this SAI that is not referenced in its Prospectus(es), a Fund under normal circumstances will not invest more than 15% of its assets in the security type unless otherwise specified.

The Prospectus(es) identify and summarize the types of securities and assets in which the Funds may invest as part of their principal investment strategies, and the principal risks associated with such investments. This SAI identifies and summarizes other types of securities and assets in which the Funds may invest, each of which is subject to the same kinds of risks as are described in the Prospectus(es). Certain additional risks associated with each type of investment are identified and described below.

DEBT SECURITIES

Bank Obligations

Bank obligations include certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund that invests only in debt obligations of domestic issuers. Such risks include possible future political, regulatory or economic developments, the possible imposition of foreign withholding and other taxes (at potentially confiscatory levels) on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different regulatory, accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

Commercial Paper

Commercial paper (including variable amount master demand notes, see "Floating and Variable Rate Obligations" below), refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The Funds may only purchase commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) of issuers that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO"), except that the Funds may purchase unrated commercial paper if, in the opinion of the adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds.

Asset-Backed Commercial Paper. Securities that are issued from commercial paper conduits are called asset-backed commercial paper securities. Credit support for such securities falls into two categories: liquidity protection and protection against ultimate default under the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the securities or underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction, such as by issuing senior and subordinated instruments or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information relating to the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount or a downgrade or loss of credit support could adversely impact the value of or return on an investment in an asset-backed commercial paper security.

Commercial paper is also subject to the risks generally associated with debt securities discussed elsewhere in this SAI and the Prospectus(es).

Convertible Securities

A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest-rate and market movements, a convertible security tends not to be as sensitive to interest rates as a similar fixed-income security, and tends not to be as sensitive to changes in share price as its underlying stock.

Investing in convertible securities is subject to certain risks in addition to those generally associated with debt securities discussed elsewhere in this SAI and the Prospectus(es). Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be or become illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses.

The creditworthiness of the issuer of a convertible security is important because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to conversion or redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued. This feature may require a holder to convert the security into the underlying common stock, even if the value of the underlying common stock has declined substantially. In addition, companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with investments in such companies.

While the Funds use the same criteria to evaluate the credit quality of a convertible debt security that they would use for a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Fund's credit evaluation, as well as financial reporting and investment limitation purposes. Preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholders to take action. Preferred stock generally has no maturity date, so its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions on preferred stock generally are taxable as dividend income, rather than interest payments, for federal income tax purposes.

Custodial Receipts for Treasury Securities

These securities are typically represented by participations in trusts that hold U.S. Treasury securities, such as Treasury
 Investors Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"), or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

Floating- and Variable-Rate Obligations

Floating- and variable-rate obligations include obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a referenced lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Such features often include unconditional and irrevocable letters of credit that are issued by a third party, usually a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letters of credit are designed to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying variable-rate demand obligation should default. Some variable rate obligations feature other credit enhancements, such as standby bond purchase agreements ("SBPAs"). An SBPA can feature a liquidity facility that is designed to provide funding for the purchase price of variable rate obligations that are unable to be successfully remarketed for resale. The liquidity facility provider is obligated solely to advance funds for the purchase of tendered variable rate bonds that fail to be remarketed and does not guarantee the repayment of principal or interest. The liquidity facility provider's obligations under the SBPA are subject to conditions, including the continued creditworthiness of the underlying borrower or issuer, and the facility may terminate upon the occurrence of certain events of default or at the expiration of its term. In addition, a liquidity facility provider may be unable or unwilling to perform its obligations. A Fund may be unable to timely dispose of a variable rate obligation if the underlying issuer defaults and the letter of credit or liquidity facility provider is unable or unwilling to perform its obligations or the facility otherwise terminates and a successor letter of credit or liquidity provider is not immediately obtained. The potential adverse impact to a Fund resulting from the inability of a letter of credit or liquidity facility provider to meet its obligations could be magnified to the extent the provider also furnishes credit support for other variable-rate obligations held by the Fund.

There generally is no established secondary market for certain variable-rate obligations, such as those not supported by letters of credit, SBPAs or other credit support arrangements, because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit, SBPAs or other credit support arrangements, a Fund is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations may not be rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of a Fund, monitors the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risks and other risks generally associated with debt securities.The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

Letters of Credit

Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations)
 which a Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings banks and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of the Fund, may be used for letter of credit-backed investments.

Loan Participations

A loan participation gives a Fund an undivided proportionate interest in a loan or instrument originated by a bank or other institution. Loan participations may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Loan participations, however, typically do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a loan participation. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the loan participation.

Money Market Instruments

Investments in the following types of high-quality money market instruments are permitted: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at date of purchase "Prime-1" by Moody's or "A-1" by S&P, or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. A Fund also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

Synthetic Convertible Securities

"Synthetic" convertible securities, are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

U.S. Government Obligations

U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or U.S. Government-sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securitiesissued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S.Government. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e. not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

In addition to the securities discussed above, a Fund may also purchase debt guaranteed by the Federal Deposit Insurance Corporation (FDIC), an independent agency of the U.S. Government, through the FDIC's Temporary Liquidity Guarantee Program (TLGP). Under the TLGP, the FDIC guarantees newly issued senior unsecured debt issued on or before June 30, 2009 by FDIC-insured depository institutions, U.S. bank holding companies and financial holding companies and certain U.S. savings and loan holding companies (FDIC-backed debt). The expiration date of the FDIC's guarantee is the earlier of the maturity date of the FDIC-backed debt or June 30, 2012. FDIC-backed debt is backed by the full faith and credit of the U.S. Government, but is still subject to interest rate and market risk.

Unrated Investments

A Fund may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Funds. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's, Fitch, or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's, Fitch, and S&P are more fully described in the Appendix to this SAI.

DERIVATIVES

Derivative Securities

Derivative securities are securities that derive their value, at least in part, from the price of another security or asset, or the level of an index, such as the S&P 500 Index, or a rate, such as the London Interbank Offered Rate ("LIBOR"), including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Futures contracts and options are also considered types of derivative securities, and are described more fully under the heading "Futures and Options Contracts" below. Other common types of derivatives include forward foreign currency exchange contracts, forward contracts on securities and securities indices, linked securities and structured products, collateralized mortgage obligations, stripped securities, warrants, swap agreements, and swaptions.

An investment is often made in derivative securities as a "hedge" against fluctuations in the market value of the other securities in a Fund's portfolio due to currency exchange rate fluctuations or other factors in the securities markets, although a Fund may also invest in certain derivative securities for investment purposes only. Other reasons why a Fund may use derivative securities include protecting its unrealized gains reflected in the value of its portfolio of securities, facilitating the sale of such securities for investment purposes, reducing transaction costs, and/or managing the effective maturity or duration of its portfolio.

While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Fund's portfolio does not follow the adviser's expectations. If the adviser's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of a Fund's investments, but the Fund may also lose money on the derivative security itself. In addition, some derivative securities represent relatively recent innovations in the bond markets. The trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these derivative securities will perform under different economic interest-rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of securities and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or a Fund could be forced to sell a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with a Fund's investment objective, policies, restrictions and quality standards, consider making investments in such new types of derivative securities.

Additional risks of derivative securities include, but are not limited to: the risk of disruption of a Fund's ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts, and market risk (i.e., exposure to adverse price changes).

The adviser uses a variety of internal risk management procedures to ensure that derivatives are closely monitored and that their use is consistent with a particular Fund's investment objective, policies, restrictions and quality standards, and does not expose such Fund to undue risk.

A Fund's use of derivatives also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. A Fund also may not use certain derivatives without establishing adequate "cover" in compliance with the SEC rules limiting the use of leverage.

Derivatives, both equity and credit, include options, futures and options on futures, which may be used to hedge a Fund's portfolio, increase returns or maintain exposure to a market without buying individual securities. These investments may pose risks in addition to those associated with investing directly in securities or other investments. Such risks may include illiquidity of the derivative and imperfect correlation of the derivative with underlying investments for which it is being substituted or the Fund's other portfolio holdings. Accordingly, there is the risk that such practices may fail to serve their intended purposes, and may reduce returns or increase volatility. These practices also entail transactional expenses.

Additionally, the use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. A Fund's use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain.

The success of management's derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund's potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies, there is the risk that a Fund may not be able to find a suitable counterparty for the derivative transaction, and therefore may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.

Futures and Options Contracts

In General. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (i.e., exposure to adverse price changes).

Initially, when purchasing or selling futures contracts, a Fund will be required to deposit with the Fund's custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

Although a Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting aFund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (i.e., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value ("NAV") of the Fund.

A Fund may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate cash or high-quality money-market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

Pursuant to a notice of eligibility claiming exclusion from the definition of Commodity Pool Operator filed with the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a "commodity pool operator" under the Commodity Exchange Act ("CEA"), and, accordingly, they are not subject to registration or regulation as such under the CEA.

A Fund may engage in futures contracts sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities they hold.

Another risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in such portfolio (the portfolio securities will not be identical to the debt instruments underlying the futures contracts).

Options Trading. Options on individual securities or options on indices of securities may be purchased or sold. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

A Fund will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by such Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

A Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

Below is a description of some of the types of futures and options in which the Funds may invest.

Stock Index Options. A Fund may purchase and write (i.e., sell) put and call options on stock indices only as a substitute for comparable market positions in the underlying securities. A stock index fluctuates with changes of the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements of the securities in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock. When a Fund writes an option on a stock index, such Funds will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

Stock Index Futures and Options on Stock Index Futures. A Fund may invest in stock index futures and options on stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

Foreign Currency Futures Contracts. A Fund may invest in foreign currency futures contracts which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see "Foreign Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price that will be secured by margin deposits, is regulated by the CFTC and is traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

To the extent that a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a foreign currency futures contract as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a foreign currency futures contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These foreign currency futures contracts will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase. The use of foreign currency futures contracts involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency futures contracts also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate.

The use of foreign currency futures contracts also exposes a Fund to the general risks of investing in futures contracts, including: the risk of an illiquid market for the foreign currency futures contracts and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its currency risks, and may cause a Fund to lose money on its investments in foreign currency futures contracts.

Interest Rate Futures Contracts and Options on Interest Rate Futures Contracts. A Fund may invest in interest rate futures contracts and options on interest rate futures contracts as a substitute for a comparable market position in the underlying securities. The Fund may also sell options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest rate futures and price movements in the Fund's portfolio securities which are the subject of the transaction.

Future Developments. A Fund may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for the Fund.

Swap Agreements and Swaptions
Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement. In a swaption, in exchange for an option premium, the purchaser of the swaption acquires the right, but not the obligation, to enter into a specified swap agreement with a counterparty on a specified future date. If there is a default by the other party to a swap agreement or swaption, the Fund will have contractual remedies pursuant to the agreements related to the transaction.
The use of swaps and swaptions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swap agreements and swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap agreement or swaption, in which case a Fund may not receive the net amount of payments that such Fund contractually is entitled to receive.
Interest Rate Swap Agreements. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. The exchange commitment can involve payments to be made in the same currency or in different currencies. A Fund will usually enter into swap agreements on a net basis. In so doing, the two payment streams under the swap agreement are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the Fund enters into a swap agreement, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.
Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund's exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.
Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund's performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield. Additionally, whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the adviser's ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to attempt to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

The values of equity swaps can be very volatile. To the extent that the adviser does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund's portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund's obligations will be accrued on a daily basis, and the full amount of a Fund's obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

EQUITY SECURITIES

The following equity securities may be purchased by a Fund to the extent such purchase is consistent with the Fund's investment objective and strategies.

Initial Public Offerings

Smaller companies may offer initial public offerings which typically have additional risks including more limited product lines, markets and financial resources than larger, more seasoned companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Preferred Stock

Preferred stocks represent an equity or ownership interest in an issuer that pay dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bond take precedence over the claims of those who own preferred securities and common stock.

Smaller Company Securities

Investments in smaller capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

Securities owned by a Fund that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Fund of a portfolio security, to meet redemption requests by other investors or otherwise, may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.

Investments in smaller, less seasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Fund may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by a Fund and can result in such securities being priced lower than otherwise might be the case. If other institutional investors were to engage in trading this type of security, a Fund may be forced to dispose of its holdings in this type of security at prices lower than might otherwise be obtained in the absence of institutional trading in such security.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS

Emerging Market Securities

The Funds consider countries with emerging markets to include the following: (i) countries included in the MSCI Emerging Markets Index; and (ii) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank). Additionally, the Funds consider the following countries to have emerging markets: Argentina, Brazil, Chile, China, the Czech Republic, Colombia, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Peru, Russia, Singapore, South Africa, Thailand, Taiwan, Turkey, and Venezuela. The Funds consider emerging market securities to be securities: (i) issued by companies with their principal place of business or principal office in an emerging market country; or (ii) issued by companies for which the principal securities trading market is an emerging market country. The adviser may invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

Equity securities of emerging market issuers may include common stock, preferred stocks (including convertible preferred stocks) and warrants, bonds, notes and debentures convertible into common or preferred stock, equity interests in foreign investment funds or trusts and real estate investment trust ("REIT") securities. The Funds may invest in American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts ("IDRs") of such issuers.

There are special risks involved in investing in emerging-market countries. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid. Most are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries may still have obsolete financial systems, economic problems or archaic legal systems. The currencies of certain emerging market countries, and therefore the value of securities denominated in such currencies, may be more volatile than currencies of developed countries. In addition, many of these nations are experiencing political and social uncertainties.

Furthermore, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. Amounts realized on foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Applicable tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would otherwise be subject.

Foreign Obligations and Securities

The Funds consider equity securities of foreign issuers (or foreign securities) to be equity securities: (1) issued by companies with their principal place of business or principal office, or both, as determined in the adviser's reasonable discretion, in a country, other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. Foreign company stocks may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment by a Fund in any single country, especially a less developed country, would make such Fund's value more sensitive to economic, currency and regulatory changes within that country.

Investments in foreign obligations and securities include high-quality, short-term debt obligations of foreign issuers, including foreign branches of U.S. banks, U.S. branches of foreign banks, and short-term debt obligations of foreign governmental agencies and foreign companies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.

Foreign securities include, among others, American Depositary Receipts (ADRs) and similar investments, including Canadian Depositary Receipts (CDRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs). ADRs, CDRs, EDRs, GDRs, and IDRs are depositary receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. These securities may not necessarily be denominated in the samecurrency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

Foreign securities also include securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar.

Because a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by a wide range of political and economic factors, including the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention and stability, speculation and other factors also affect exchange rates.

A Fund may engage in foreign currency transactions in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Fund may enter into a forward contract to protect against a decrease in the price of securities denominated in a particular currency a Fund intends to purchase. If it is anticipated that exchange rates will rise, a Fund may enter into a forward contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These forward contracts will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Foreign currency transactions, such as forward foreign currency exchange contracts, are contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The Adviser considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions.

The use of foreign currency transactions involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency transactions strategies also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of foreign currency transactions also exposes a Fund to the general risks of investing in futures contracts, including: the risk of an illiquid market for the foreign currency transactions and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its securities, and may cause a Fund to lose money on its investments in foreign currency transactions. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.
Participation Notes

The Funds may purchase participation notes, also known as participation certificates. Participation notes are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by a Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. There can be no assurance that the trading price of participation notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. Participation notes are generally traded over-the-counter. Participation notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, the counterparty, and the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. Participation notes involve transaction cost. Participation notes may be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities. Participation notes offer a return linked to a particular underlying equity, debt or currency.

For temporary defensive purposes, the Funds may invest in fixed-income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

OTHER INVESTMENTS AND TECHNIQUES

Borrowing

Money may be borrowed for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

Closed-End Investment Companies

A Fund may invest in the securities of closed-end investment companies that invest primarily in foreign securities. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets.

A Fund will invest in such companies when, in the adviser's judgment, the potential benefits of the investment justify the payment of any applicable premium or sales charge. Other investment companies incur their own fees and expenses.

Illiquid Securities

Securities not registered under the 1933 Act, and other securities subject to legal or other restrictions on resale may be less liquid than other investments and may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. No Fund may invest or hold more than 15% of its net assets in illiquid securities.

Loans of Portfolio Securities

Portfolio securities of a Fund may be loaned pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided: (i) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, initially in an amount at least equal to 100% of the value of the loaned securities (which includes any accrued interest or dividends), with the borrower being obligated, under certain circumstances, to post additional collateral on a daily marked-to-market basis, all as described in further detail in the following paragraph; although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all; (ii) the Fund may at any time terminate the loan and request the return of the loaned securities upon sufficient prior notification; (iii) the Fund will receive any interest or distributions paid on the loaned securities; and (iv) the aggregate market value of loaned securities will not at any time exceed the limits established under the 1940 Act.

The following provides additional detail on the requirement described in (i) above. The market value of the collateral delivered in connection with a securities loan must be equal to at least 102% of the market value of any domestic securities loaned or 105% of the market value of any foreign securities loaned. The loaned securities are marked to market on a daily basis, and additional collateral is required to be paid to maintain coverage equal to at least 102% of the market value of domestic securities loaned, and at least 105% of the market value of foreign securities loaned, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. For loans of U.S. Government Securities, the initial collateral required is 102% of the market value of the loaned securities, but additional collateral is required only if the market value of the loaned securities increases such that the collateral coverage (without taking into account any increase or decrease in the value of instruments in which the cash collateral is invested) falls below 100% of the market value of the loaned securities.

For lending its securities, a Fund will earn either a fee payable by the borrower (on loans that are collateralized by U.S. Government securities or a letter of credit) or the income on instruments purchased with cash collateral (after payment of a rebate fee to the borrower and a portion of the investment revenue to the securities lending agent). Cash collateral is invested on behalf of the Funds by the Funds' investment advisor in U.S. dollar-denominated short-term money market instruments that are permissible investments for the Fund and that, at the time of investment, are considered high-quality. Currently, cash collateral generated from securities lending is invested in shares of Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is a Delaware limited liability company that is exempt from registration under the 1940 Act. The Cash Collateral Fund is managed by Wells Fargo Funds Management and is sub-advised by Wells Capital Management. The Cash Collateral Fund is required to comply with the credit quality, maturity and other limitations set forth in Rule 2a-7 under the 1940 Act. The Cash Collateral Fund seeks to provide preservation of principal and daily liquidity by investing in high-quality, U.S. dollar-denominated short-term money market instruments. The Cash Collateral Fund may invest in securities with fixed, variable, or floating rates of interest. The Cash Collateral Fund seeks to maintain a stable price per share of $1.00, although there is no guarantee that this will be achieved. Income on shares of the Cash Collateral Fund is reinvested in shares of the Cash Collateral Fund. The investments of the Cash Collateral Fund are valued at amortized cost.

The investments purchased with cash collateral on behalf of each Fund currently include holdings in the securities of certain structured investment vehicles that, although considered high-quality, short-term money market instruments when originally purchased, are now in payment default or are otherwise impaired (the "Illiquid Investments"). The Illiquid Investments are not held in the Cash Collateral Fund, but rather are held in separate accounts on behalf of the respective Funds.

The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned by it, and by an increase or decrease in the value of instruments purchased with cash collateral received by it. Thus, the current net asset value of each Fund reflects the current valuations assigned to both (1) shares of the Cash Collateral Fund held on behalf of such Fund and (ii) interests in Illiquid Securities held on behalf of such Fund. If a Fund elects to discontinue its participation in the securities lending program at a time when the Fund continues to hold an interest in the Illiquid Securities, the securities lending agent will seek to promptly liquidate the Fund's investment in the Cash Collateral Fund, as well the Fund's investments in the Illiquid Securities. In such an event, the securities lending agent may not be able to dispose of the Illiquid Securities at an acceptable price or at all, and in such case may require the Fund to take a distribution of the Illiquid Securities in kind and/or realize a loss on the disposition of the Illiquid Securities.

Loans of securities involve a risk that the borrower may fail to return the securities when due or when recalled by a Fund or may fail to provide additional collateral when required. In either case, a Fund could experience delays in recovering securities or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, loans may be recalled at any time and generally will be recalled if a material event affecting the investment is expected to be presented to a shareholder vote, so that the securities may be voted by the Fund.

Each lending Fund pays a portion of the income (net of rebate fees) or fees earned by it from securities lending to a securities lending agent. Goldman Sachs Bank USA, an unaffiliated third party doing business as Goldman Sachs Agency Lending, currently acts as securities lending agent for the Funds, subject to the overall supervision of the Funds' investment adviser.

Other Investment Companies

A Fund may invest in shares of other open-end and closed-end management investment companies up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the fund's non-fundamental investment policies. Currently, under the 1940 Act, a fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions: (i) 3% of the total voting stock of any one investment company; (ii) 5% of such fund's total assets with respect to any one investment company; and (iii) 10% of such fund's total assets.

Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund. Other investment companies may include exchange-traded funds ("ETFs"), which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track and to the risks of the specific sector or industry tracked by the ETF. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons. Although ETFs that track broad market indexes are typically large and their shares are fairly liquid, ETFs that track more specific indexes tend to be newer and smaller, and all ETFs have limited redemption features. Pursuant to certain exemptive relief granted by the SEC, the Fund's investments in certain ETFs may exceed certain of the limits described above.

Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of other affiliated Funds, including the money market Funds, subject to certain conditions. Investing in affiliated Funds may present certain actual or potential conflicts of interest.

iShares. iShares Trust and iShares, Inc. ("iShares") are registered investment companies that consist of numerous separate series (each, an "iShares Fund"), each of which seeks investment results similar to the performance of a single stock market or of a group of stock markets in a single geographic location. iShares combine characteristics of stocks with those of index funds. Like stocks, iShares are liquid and can be traded in any number of shares; like index funds, they provide diversification and market tracking. iShares trade on the American Stock Exchange, the Chicago Board of Options Exchange and the New York Stock Exchange in the same way as shares of a publicly held company.

Private Placement and Other Restricted Securities

Private placement securities are not registered under the 1933 Act. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. However, private placement and other "restricted" securities typically cannot be resold without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A (a "Rule 144A Security")), and may not be readily marketable.

Private placement and other restricted securities typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Investing in private placement and other restricted securities is subject to certain additional risks. They may be considered illiquid securities as they typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value due to the absence of an active trading market. Delay or difficulty in selling such securities may result in a loss to a Fund. Restricted securities, including Rule 144A Securities, that are "illiquid" are subject to a Fund's policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation: (i) the frequency of trades and quotes for the Rule 144A Security; (ii) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the Rule 144A Security; and (iv) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer). The adviser will apply a similar process to evaluating the liquidity characteristics of other restricted securities. There can be no assurance that a restricted security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund.

Repurchase Agreements

Repurchase agreements are agreements wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. Repurchase agreements generally are subject to counterparty risk. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund's disposition of the underlying securities may be delayed or limited.

A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days, and other illiquid securities. A Fund will only enter into repurchase agreements with broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the Fund's adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

Reverse Repurchase Agreements

A reverse repurchase agreement is an agreement under which a Fund sells a portfolio security and agrees to repurchase it at an agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund's obligation to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. When a Fund makes a short sale, the proceeds it receives are retained by the broker until a Fund replaces the borrowed security. In order to deliver the security to the buyer, a Fund must arrange through a broker to borrow the security and, in so doing, a Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales "against the box" means that a Fund owns the securities, which are placed in a segregated account until the transaction is closed out, or has the right to obtain securities equivalent in kind and amount to the securities sold short. A Fund's ability to enter into short sales transactions is limited by the requirements of the 1940 Act.

Short sales by a Fund that are not made "against the box" are limited to transactions in futures and options. Such transactions create opportunities to increase a Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the futures or options sold short without the need to invest the full purchase price of the futures or options on the date of the short sale, a Fund's NAV per share will tend to increase more when the futures or options it has sold short decrease in value, and to decrease more when the futures or options it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of futures or options sold short may continuously increase, although a Fund may mitigate such losses by replacing the futures or options sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing futures or options to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

If a Fund makes a short sale "against the box," a Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the investment manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. Short sale transactions may have adverse tax consequences to the Fund and its shareholders.

In the view of the SEC, a short sale involves the creation of a "senior security" as such term is defined under the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

To avoid limitations under the 1940 Act on borrowing by investment companies, all short sales by a Fund will be "against the box," or the Fund's obligation to deliver the futures or options sold short not "against the box" will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of futures or options not "against the box" or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

Warrants

Warrants are instruments, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price, usually during a specified period of time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within the specified time period.

UNDERLYING FUNDS

The following is a brief summary of each of the underlying funds (referred to in the following summaries as a "fund") in which the Fund may indirectly invest, which are managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO" or the "Manager"). The summaries are based solely on information provided in the prospectus, private placement memorandum or SAI of each underlying fund, as filed with the Securities and Exchange Commission. The summaries are qualified in their entirety by reference to the prospectus, SAI and/or private placement memorandum for each underlying fund. Following the summaries is a list of definitions of each underlying fund's benchmark.

The principal risks of each GMO fund are identified in the summaries below under "Principal Risks." Certain of the risks are described under "Principal Risks" in the Fund's prospectus. In addition, the following are descriptions of other risks identified below:

Management Risk. Each fund is subject to management risk because it relies on the Manager's ability to achieve its investment objective. The Manager uses proprietary investment techniques and risk analyses in making investment decisions for the funds, but there can be no assurance that the Manager will achieve the desired results and a fund may incur significant losses. The Manager, for example, may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times. The funds generally do not take temporary defensive positions and instead generally stay fully invested in the asset classes in which they are permitted to invest, such as domestic equities, foreign equities, or emerging country debt. A fund may buy securities not included in its benchmark, hold securities in very different proportions than its benchmark, and/or engage in other strategies that cause a fund's performance to differ from that of its benchmark. In those cases, a fund's performance will depend on the ability of the Manager to choose securities that perform better than securities that are included in the benchmark and/or to utilize those other strategies in a way that adds value relative to the benchmark. Management risk may be particularly pronounced for GMO Quality Fund because this fund does not seek to control risk relative to, or to outperform, a particular securities market index or benchmark. In addition, management risk is pronounced for GMO Asset Allocation Bond Fund because the Manager may focus the fund's investments in a particular bond sector, and the Manager's expectation regarding the performance of that sector may prove to be inaccurate. Investors in this fund are more likely to incur tax liabilities that exceed their economic returns.

Focused Investment Risk. Funds whose investments are focused in particular countries, regions, sectors, or companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) may be subject to greater overall risk than funds whose investments are more diversified. Additionally, funds that invest in securities of a small number of issuers may be subject to greater overall risk than funds that invest in securities of many different issuers. Therefore, those funds should only be considered as part of a diversified portfolio that includes other investments.

A fund that focuses its investments in a particular sector, or in securities of companies in a particular industry, may be especially vulnerable to events affecting those sectors or companies because those securities, sectors, or companies may share common characteristics, are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political, or other developments. Sectors of the securitized credit markets have become more highly correlated since the deterioration of worldwide economic and liquidity conditions that became acute in 2008. This risk also is particularly pronounced for GMO Real Estate Fund, which has a fundamental policy to concentrate its assets in real estate-related investments.

Similarly, funds that invest a significant portion of their assets in investments tied economically to a particular geographic region or foreign country have more exposure to regional and country economic risks than funds making foreign investments throughout the world's economies. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region. In addition, a recession, debt crisis, or decline in currency valuation in one country within a region can spread to other countries in that region. Furthermore, to the extent a fund invests in the debt or equity securities of companies located in a particular geographic region or foreign country, it may be particularly vulnerable to events affecting companies located in that region or country because those companies may share common characteristics, are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political, or other developments. This risk is present for GMO Emerging Markets Fund, GMO Emerging Countries Fund, and GMO Emerging Country Debt Fund.

A fund that invests its assets in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by the fund may affect the fund's performance more than if the fund invested in the securities of a larger number of issuers. This risk is particularly pronounced for GMO Quality Fund.

Liquidity Risk. A fund is exposed to liquidity risk when low trading volume, lack of a market maker, a large position, or legal restrictions limit or prevent the fund from selling securities or closing derivative positions at desirable prices. All of the funds are subject to liquidity risk. Funds with principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, investment in securities of companies with smaller market capitalizations, investment in foreign securities (in particular emerging market securities), and/or the use of derivatives (in particular over-the-counter ("OTC") derivatives) have the greatest exposure to liquidity risk. These types of investments are more likely to be fair valued. A fund may not be able to initiate a transaction or liquidate a position in such investments at a desirable price. In addition, a fund's holdings in assets for which the relevant market is or becomes less liquid are more susceptible to loss of value. Less liquid securities also may fall more in price than other securities during periods when markets decline generally.

A fund is also exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing out a short position).

Some of the markets, exchanges, or securities in which a fund invests may prove to be less liquid and this would affect the price at which, and the time period in which, the fund may liquidate positions to meet redemption requests or other funding requirements. Although U.S. Treasury securities have historically been among the most liquid fixed income investments, there can be no assurance that the market will not become less liquid in the future.

Liquidity risk is particularly pronounced for GMO Emerging Country Debt Fund, which invests a substantial portion of its assets in sovereign debt of emerging countries that typically is less liquid than the debt securities in its benchmark. Likewise, liquidity risk would be particularly pronounced for GMO Asset Allocation Bond Fund to the extent that this fund invests in emerging country fixed income securities. This risk also is particularly pronounced for GMO Currency Hedged International Equity Fund, GMO Emerging Markets Fund, GMO Emerging Countries Fund, GMO Foreign Small Companies Fund, GMO International Small Companies Fund, and the Asset Allocation Funds, which make (or may make) investments in emerging market securities that are not widely traded and that may be subject to purchase and sale restrictions and in securities of companies with smaller market capitalizations that are not widely held and trade less frequently and in lesser quantities than securities of companies with larger market capitalizations. Also, a fund may be unable to repatriate capital, dividends, interest, and other income from emerging market countries, or it may require government consents to do so.

All of the funds may buy securities that are less liquid than those in their benchmarks. Since the deterioration of worldwide economic and liquidity conditions that became acute in 2008, liquidity risk has been pronounced for funds that invest in fixed income securities, and particularly asset-backed securities. There can be no assurance that in the future the market for such securities will become more liquid.

Real Estate Risk. Because a fundamental policy of GMO Real Estate Fund is to concentrate its assets in real-estate related investments, the value of the fund's portfolio can be expected to change in light of factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. REITs also are subject to cash flow dependency, defaults by borrowers, and the risk of failing to qualify for special tax treatment accorded REITs under the Internal Revenue Code of 1986, and/or to maintain exemption from investment company status under the 1940 Act.

Short Sales Risk. A fund may seek to hedge investments or realize additional gains through short sales. A fund may make short sales "against the box," meaning the fund may make short sales while owning or having the right to acquire, at no added cost, securities identical to those sold short. A fund incurs transaction costs, including interest, when opening, maintaining, and closing short sales against the box. Short sales against the box protect a fund against the risk of loss in the value of a portfolio security by offsetting a decline in value of the security by a corresponding gain in the short position. The converse, however, is that any increase in the value of the security will be offset by a corresponding loss in the short position.

In implementing its principal investment strategies, GMO Alpha Only Fund is permitted to engage in short sales of securities that it does not own. To do so, the fund would borrow a security (ordinarily shares of an exchange-traded fund ("ETF")) from a broker and sell it to a third party. This type of short sale would expose GMO Alpha Only Fund to the risk that it will be required to acquire, convert, or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the fund. If the fund engages in short sales of securities it does not own, it may have to pay a premium to borrow the securities and must pay to the lender any dividends or interest it receives on the securities while they are borrowed. Short sales of securities the fund does not own involve a form of investment leverage, and the amount of the fund's potential loss is theoretically unlimited. Accordingly, GMO Alpha Only Fund may be subject to increased leveraging risk and other investment risks as a result of engaging in short sales of securities it does not own.

Customized Investment Program Risk. GMO Special Situations Fund is not intended to provide a complete investment program and is intended generally to complement the long-only investments in global equities and fixed income instruments utilized in its manager's asset allocation strategies. As a result, the risks associated with GMO Special Situations Fund's investments often will be far greater (and GMO Special Situations Fund's investment returns may be far more volatile) than if GMO Special Situations Fund served as a stand-alone investment vehicle.

Additional Risks Associated with Asset-Backed Securities. In addition to the risks described above and under "Mortgage- and Asset-Backed Securities Risk" in the Trust's PPM, additional market risks apply to funds that invest a substantial portion of their assets in asset-backed securities, which include GMO Short-Duration Collateral Fund and GMO World Opportunity Overlay Fund and the GMO Fixed Income Funds and GMO Alpha Only Fund holding and/or investing in those funds. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables. Asset-backed securities also may be collateralized by the fees earned by service providers. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations"). Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The amount of market risk associated with asset-backed securities depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default in payment of the obligations and the defaulted obligations exceed the credit support. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities are now rated below investment grade.

With the deterioration of worldwide economic and liquidity conditions that became acute in 2008, the markets for asset-backed securities became fractured and uncertainty about the creditworthiness of those securities (and underlying collateral) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities generally. These events reduced liquidity for securitized credits and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not continue or that they will not deteriorate further. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages), have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities. There can be no assurance that in the future the market for asset-backed securities will become more liquid.

The value of an asset-backed security may depend on the servicing of its underlying asset and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment and a GMO fund may be unable to invest prepayments at as high a yield as the asset-backed security.

Funds investing in asset-backed securities are subject to greater risk because asset-backed securities representing diverse sectors (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) have become more highly correlated since the deterioration of worldwide economic and liquidity conditions referred to above.

Market risk for fixed income securities is amplified by liquidity risk which has become more pronounced since the deterioration of worldwide economic and liquidity conditions referred to above. Even in the absence of a credit downgrade or default, the price of fixed income securities held by the GMO funds may decline significantly due to reduction in market demand. Market risk for fixed income securities denominated in foreign securities is also amplified by currency risk.

Portfolio Transactions

In certain cases, the Manager may identify investment opportunities that are suitable for the underlying funds and one or more private investment companies for which the Manager or one of its affiliates serves as investment manager, general partner and/or managing member ("GMO Private Funds"). In most cases, the Manager receives greater compensation in respect of a GMO Private Fund (including incentive-based compensation) than it receives in respect of an underlying fund. In addition, senior members or other portfolio managers frequently have a personal investment in a GMO Private Fund that is greater than such person's investment in a similar underlying fund (or, in some cases, may have no investment in the similar underlying fund). The Manager itself also makes investments in GMO Private Funds. To help manage these potential conflicts, the Manager has developed and reviewed with GMO Trust's Board of Trustees trade allocation policies that establish a framework for allocating initial public offerings ("IPOs") and other limited opportunities that takes into account the needs and objectives of each underlying fund and other GMO clients. One of the Private Funds managed by GMO's Emerging Markets Division, GMO Emerging Illiquid Fund L.P. ("EIF"), focuses on investments with relatively less liquidity. Consequently, certain types of investments, including securities of companies with smaller market capitalizations, IPOs and private placements with smaller offering sizes and other relatively less liquid investments will, within GMO's Emerging Markets Division, ordinarily be allocated 100% to EIF as opposed to other GMO Emerging Markets strategies (including GMO Emerging Markets Fund). In other cases, the GMO Emerging Markets strategies (including GMO Emerging Markets Fund) and EIF will receive an allocation of limited investments that are suitable for each, but the GMO Emerging Markets strategies (including GMO Emerging Markets Fund) may receive a lesser allocation, or no allocation, of such investments than would be the case if the allocation were pro rated by assets. As a result, there may be cases where EIF receives an allocation of a specific limited opportunity greater than would be the case if the allocation were pro rated by assets. Similar issues may arise with respect to the disposition of such securities. In general, GMO Emerging Markets Division and other GMO Divisions divide IPOs between themselves pro rata based upon indications of interest.

Unless otherwise specified in an underlying fund's prospectus, private placement memorandum, or statement of additional information, the Manager is not obligated to, and generally will not, consider tax consequences when seeking to achieve an underlying fund's investment objective (e.g., the fund may engage in transactions that are not tax efficient for shareholders subject to U.S. federal income tax). Portfolio turnover is not a principal consideration when the Manager makes investment decisions for an underlying fund. Based on its assessment of market conditions and purchase or redemption requests, the Manager may trade an underlying fund's investments more frequently at some times than at others. High turnover rates may adversely affect an underlying fund's performance by generating additional expenses and may result in additional taxable income for its shareholders.

Purchase Premiums and Redemption Fees

Some share classes of the GMO funds charge purchase premiums and/or redemption fees. Purchase premiums and redemption fees are paid to and retained by a GMO fund to help offset non de minimis estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the GMO fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating these estimated costs to the purchasing or redeeming shareholder. A GMO fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Asset Allocation Trust may invest in the share classes of the GMO funds that charge purchase premiums and/or redemption fees. To the extent that Asset Allocation Trust invests in those share classes, including indirectly, it will bear the the redemption fees and purchase premiums listed below.

GMO Fund	Maximum Purchase Premium (as a percentage of amount invested)	Maximum Redemption Fee (as a percentage of amount redeemed)
Developed World Stock Fund	0.25%	0.25%
Emerging Country Debt Fund	0.50%	0.50%
Emerging Markets Fund	0.80%	0.80%
Foreign Small Companies Fund	0.50%	0.50%
International Small Companies Fund	0.50%	0.50%
U.S. Small/Mid Cap Growth Fund	0.50%	0.50%
U.S. Small/Mid Cap Value Fund	0.50%	0.50%

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a GMO fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

GMO U.S. EQUITY FUNDS

GMO U.S. CORE EQUITY FUND

Investment Objective: GMO U.S. Core Equity Fund ("U.S. Core Equity Fund") seeks high total return. U.S. Core Equity Fund seeks to achieve its objective by outperforming its benchmark.

Principal Investment Strategies: U.S. Core Equity Fund typically makes equity investments in companies that issue stocks included in the S&P 500 Index, a U.S. stock index, and in companies with similar market capitalizations. Under normal circumstances, U.S. Core Equity Fund invests at least 80% of its assets in equity investments tied economically to the U.S.

The Manager relies principally on proprietary quantitative models to evaluate and select stocks for U.S. Core Equity Fund. The Manager also employs fundamental investment techniques to select stocks for U.S. Core Equity Fund.

The Manager seeks to identify stocks it believes (i) are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment.

The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time.

U.S. Core Equity Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent U.S. Core Equity Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, U.S. Core Equity Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating investment exposure through the use of futures contracts or other types of derivatives); and/or (iii) manage risk by increasing or decreasing U.S. Core Equity Fund's investment exposures.

Benchmark: U.S. Core Equity Fund's benchmark is the S&P 500 Index.

Principal Risks: Stock Market Risk is a principal risk of an investment in U.S. Core Equity Fund. Other principal risks of an investment in U.S. Core Equity Fund include Investment Style Risk, Derivatives Risk, Credit Risk, Market Disruption and Geopolitical Risk, Management Risk, Large Shareholder Risk and Fund-of-Funds Risk.

GMO QUALITY FUND
 (formerly, GMO U.S. QUALITY EQUITY FUND)

Investment Objective: GMO Quality Fund ("Quality Fund") seeks high total return through investment in equities the Manager believes to be high quality.

Principal investment strategies: Quality Fund may make security investments in companies whose stocks are traded in any of the world's securities markets.

The Manager relies principally on proprietary models, both quantitative and fundamental, to evaluate a company's quality based on several factors, including, but not limited to, expected earnings volatility (as measured by the volatility of profitability), profits (return on equity), and operational and financial leverage (fixed operating costs and total outstanding debt, each in relation to equity and revenues).

The Manager seeks to identify stocks it believes are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value) and/or stocks it believes have improving fundamentals.

The Manager also uses proprietary techniques to adjust the Fund's portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and models used by the Manager may change over time.

Quality Fund may hold fewer than 100 stocks. Quality Fund does not seek to control risk relative to the S&P 500 Index, MSCI ACWI (All Country World Index) Index, or any other securities market index or benchmark.

Quality Fund reserves the right to make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt investments. Quality Fund may make investments in emerging countries. In pursuing its investment objective, Quality Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating investment exposure through the use of futures contracts or other types of derivatives); and/or (iii) manage risk by increasing or decreasing Quality Fund's investment exposures.

Benchmark: Quality Fund's benchmark is the S&P 500 Index.

Principal Risks: Principal risks of an investment in Quality Fund include Stock Market Risk, Non-Diversification Risk, Foreign Investment Risk, and Foreign Currency Transactions Risk. Other principal risks of an investment in Quality Fund include Fund-of-Funds Risk, Investment Style Risk, Derivatives Risk, Credit Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk, Management Risk, Large Shareholder Risk and Emerging Markets Risk.

GMO U.S. INTRINSIC VALUE FUND

Investment Objective: GMO U.S. Intrinsic Value Fund ("U.S. Intrinsic Value Fund") seeks long-term capital growth. U.S. Intrinsic Value Fund seeks to achieve its objective by outperforming its benchmark.

Principal Investment Strategies: U.S. Intrinsic Value Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000® Index, a U.S. stock index, and in companies with similar market capitalizations. Under normal circumstances, U.S. Intrinsic Value Fund invests at least 80% of its assets in investments tied economically to the U.S.

The Manager relies principally on proprietary quantitative models to evaluate and select stocks for U.S. Intrinsic Value Fund. The Manager also employs fundamental investment techniques to select stocks for U.S. Intrinsic Value Fund.

The Manager seeks to identify stocks it believes (i) are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment.

The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time.

U.S. Intrinsic Value Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent U.S. Intrinsic Value Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, U.S. Intrinsic Value Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating investment exposure through the use of  futures contracts or other types of derivatives); and/or (iii) manage risk by increasing or decreasing U.S. Intrinsic Value Fund's investment exposures.

Benchmark: U.S. Intrinsic Value Fund's benchmark is the Russell 1000® Value Index.

Principal Risks: Principal risks of an investment in U.S. Intrinsic Value Fund include Stock Market Risk, and Investment Style Risk. Other principal risks of an investment in U.S. Intrinsic Value Fund include Derivatives Risk, Credit Risk, Non-Diversification Risk, Market Disruption and Geopolitical Risk, Management Risk, Large Shareholder Risk and Fund-of-Funds Risk.

GMO U.S. GROWTH FUND

Investment Objective: GMO U.S. Growth Fund ("U.S. Growth Fund") seeks long-term capital growth. U.S. Growth Fund seeks to achieve its objective by outperforming its benchmark.

Principal Investment Strategies: U.S. Growth Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000® Index, a U.S. stock index, and in companies with similar market capitalizations. Under normal circumstances, U.S. Growth Fund invests at least 80% of its assets in investments tied economically to the U.S.

The Manager relies principally on proprietary quantitative models to evaluate and select stocks for U.S. Growth Fund. The Manager also employs fundamental investment techniques to select stocks for U.S. Growth Fund.

The Manager seeks to identify stocks it believes (i) have superior fundamentals; (ii) have shown indications of improving investor sentiment; and/or (iii) are undervalued (generally, stocks the Manager believes are undervalued trade at prices below what the Manager believes to be their fundamental value).

The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and models used by the Manager may change over time.

U.S. Growth Fund generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent U.S. Growth Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, U.S. Growth Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating investment exposure through the use of futures contracts or other types of derivatives); and/or (iii) manage risk by increasing or decreasing U.S. Growth Fund's investment exposures.

Benchmark: U.S. Growth Fund's benchmark is the Russell 1000® Growth Index.

Principal Risks: Principal risks of an investment in U.S. Growth Fund include Stock Market Risk and Investment Style Risk. Other principal risks of an investment in U.S. Growth Fund include Derivatives Risk, Credit Risk, Non-Diversification Risk, Market Disruption and Geopolitical Risk, Management Risk, Large Shareholder Risk and Fund-of-Funds Risk.

GMO REAL ESTATE FUND

Investment Objective: GMO Real Estate Fund ("Real Estate Fund") seeks high total return. Real Estate Fund seeks to achieve its objective by outperforming its benchmark.

Principal Investment Strategies: Real Estate Fund typically makes equity investments in U.S. companies that issue stocks included in the MSCI U.S. REIT Index and in companies with similar characteristics. Real Estate Fund has a fundamental policy to concentrate its investments in real estate-related investments. Under normal circumstances, Real Estate Fund invests at least 80% of its assets in real estate investment trusts ("REITs") and other real estate-related investments.

REITs are managed vehicles that invest in real estate or real estate-related investments. For purposes of the GMO Trust Prospectus, the term "real estate-related investments" includes REITs and companies that derive at least 50% of their revenues and profits from, or have at least 50% of their assets invested in, (i) the development, construction, management or sale of real estate; (ii) real estate holdings; or (iii) products or services related to the real estate industry.

The Manager relies principally on proprietary quantitative models to evaluate and select stocks for Real Estate Fund. The Manager also employs fundamental investment techniques to select stocks for Real Estate Fund.

The Manager seeks to identify stocks it believes (i) are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment.

The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time.

Real Estate Fund generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent Real Estate Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, Real Estate Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating investment exposure through the use of futures contracts or other types of derivatives); and/or (iii) manage risk by increasing or decreasing Real Estate Fund's investment exposures.

Benchmark: Real Estate Fund's benchmark is the MSCI U.S. REIT Index.

Principal Risks: Principal risks of an investment in Real Estate Fund include Real Estate Risk, Stock Market Risk, and Focused Investment Risk. Other principal risks of an investment in Real Estate Fund include Derivatives Risk, Investment Style Risk, Credit Risk, Market Capitalization Risk, Non-Diversification Risk, Small- and Medium-sized Companies Risk, Market Disruption and Geopolitical Risk, Management Risk, Large Shareholder Risk and Fund-of-Funds Risk.

GMO U.S. SMALL/MID CAP VALUE FUND

Investment Objective: GMO U.S. Small/Mid Cap Value Fund ("Small/Mid Cap Value Fund") seeks long-term capital growth. Small/Mid Cap Value Fund seeks to achieve its objective by outperforming its benchmark.

Principal Investment Strategies: Small/Mid Cap Value Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500® Index, a U.S. stock index, and in companies with similar market capitalizations ("small- and mid-cap companies"). Under normal circumstances, Small/Mid Cap Value Fund invests at least 80% of its assets in investments in small- and mid-cap companies tied economically to the U.S.

The Manager relies principally on proprietary quantitative models to evaluate and select stocks for Small/Mid Cap Value Fund. The Manager also employs fundamental investment techniques to select stocks for Small/Mid Cap Value Fund.

The Manager seeks to identify small- and mid-cap company stocks it believes (i) are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment.

The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time.

Small/Mid Cap Value Fund generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent Small/Mid Cap Value Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, Small/Mid Cap Value Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating investment exposure through the use of futures contracts or other types of derivatives); and/or (iii) manage risk by increasing or decreasing Small/Mid Cap Value Fund's investment exposures.

Benchmark: Small/Mid Cap Value Fund's benchmark is the Russell 2500® Value Index.

Principal Risks: Principal risks of an investment in Small/Mid Cap Value Fund include Stock Market Risk, Market Capitalization Risk, and Investment Style Risk. Other principal risks of an investment in Small/Mid Cap Value Fund include Derivatives Risk, Credit Risk, Liquidity Risk, Small- and Medium-sized Companies Risk, Market Disruption and Geopolitical Risk, Management Risk, Large Shareholder Risk and Fund-of-Funds Risk.

GMO U.S. SMALL/MID CAP GROWTH FUND

Investment Objective: GMO U.S. Small/Mid Cap Growth Fund ("Small/Mid Cap Growth Fund") seeks long-term capital growth. Small/Mid Cap Growth Fund seeks to achieve its objective by outperforming its benchmark.

Principal Investment Strategies: Small/Mid Cap Growth Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500® Index, a U.S. stock index, and in companies with similar market capitalizations ("small- and mid-cap companies"). Under normal circumstances, Small/Mid Cap Growth Fund invests at least 80% of its assets in investments in small- and mid-cap companies tied economically to the U.S.

The Manager relies principally on proprietary quantitative models to evaluate and select stocks for Small/Mid Cap Growth Fund. The Manager also employs fundamental investment techniques to select stocks for Small/Mid Cap Growth Fund.

The Manager seeks to identify small- and mid-cap company stocks it believes (i) have superior fundamentals; (ii) have shown indications of improving investor sentiment; and/or (iii) are undervalued (generally, stocks the Manager believes are undervalued trade at prices below what the Manager believes to be their fundamental value).

The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time.

Small/Mid Cap Growth Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent Small/Mid Cap Growth Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, Small/Mid Cap Growth Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating investment exposure through the use of futures contracts or other types of derivatives); and/or (iii) manage risk by increasing or decreasing Small/Mid Cap Growth Fund's investment exposures.

Benchmark: The benchmark of Small/Mid Cap Growth Fund is the Russell 2500® Growth Index.

Principal Risks: Principal risks of an investment in the Small/Mid Cap Growth Fund include Stock Market Risk, Market Capitalization Risk, and Investment Style Risk. Other principal risks of an investment in the Small/Mid Cap Growth Fund include Derivatives Risk, Credit Risk, Liquidity Risk, Non-Diversification Risk, Small- and Medium-sized Companies Risk, Market Disruption and Geopolitical Risk, Management Risk, Large Shareholder Risk and Fund-of-Funds Risk.

GMO FIXED INCOME FUNDS

GMO DOMESTIC BOND FUND

Investment Objective: GMO Domestic Bond Fund ("Domestic Bond Fund") seeks total return in excess of that of its benchmark.

Principal Investment Strategies: Domestic Bond Fund typically invests in bonds included in its benchmark and in securities and instruments with similar characteristics. Domestic Bond Fund may implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other GMO funds and/or (ii) directly by purchasing bonds. Domestic Bond Fund has historically gained its investment exposure primarily through the use of derivatives and investments in other GMO funds. As a result, Domestic Bond Fund has substantial holdings of Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset backed securities). Under normal circumstances, Domestic Bond Fund invests at least 80% of its assets in bonds tied economically to the U.S.

To implement its investment strategies, Domestic Bond Fund may invest in or hold:

  U.S. investment-grade bonds, including asset-backed securities and U.S. government securities (including securities neither guaranteed nor insured by the U.S. government);

  derivatives, including without limitation, futures contracts, credit default swaps and other swap contracts;

  shares of SDCF (to gain exposure to asset-backed securities); and

  shares of GMO U.S. Treasury Fund (for liquidity management purposes).

Because of the deterioration in credit markets that became acute in 2008, Domestic Bond Fund through its investment in SDCF currently holds and may continue to hold material positions of below investment grade securities.

Domestic Bond Fund also may invest a portion of its assets in foreign bonds and lower-rated securities.

Domestic Bond Fund may invest in unaffiliated money market funds in reliance on Rule 12d1-1 under the 1940 Act. Investments by Domestic Bond Fund in unaffiliated money market funds may exceed the limits expressed in Section 12(d)(1)(A) of the 1940 Act.

The Manager employs fundamental investment techniques and quantitative models to identify investments the Manager believes are undervalued or may provide downside protection. The Manager considers issue-specific risk in the selection process.

The Manager normally seeks to cause the duration of Domestic Bond Fund to approximate that of its benchmark (4.7 years as of 5/31/09).

Benchmark: Domestic Bond Fund's benchmark is the Barclays Capital U.S. Government Index (formerly, the Lehman Brothers U.S. Government Index).

Principal Risks: Principal risks of an investment in Domestic Bond Fund include Liquidity Risk, Interest Rate Risk, Derivatives Risk, and Focused Investment Risk. Other principal risks of an investment in Domestic Bond Fund include Fund-of-Funds Risk, Leverage Risk, Credit Risk, Non-Diversification Risk, Market Disruption and Geopolitical Risk, Management Risk and Large Shareholder Risk.

GMO CORE PLUS BOND FUND

Investment Objective: GMO Core Plus Bond Fund ("Core Plus Bond Fund") seeks total return in excess of that of its benchmark.

Principal Investment Strategies: Core Plus Bond Fund typically invests in bonds included in its benchmark and in securities and instruments with similar characteristics. Core Plus Bond Fund seeks additional returns by seeking to exploit differences in global interest rates, sectors, and credit, currency, and emerging country debt markets. Core Plus Bond Fund may implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other GMO funds and/or (ii) directly by purchasing bonds denominated in various currencies. Core Plus Bond Fund has historically gained its investment exposure primarily through the use of derivatives and investments in other GMO funds. As a result, Core Plus Bond Fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Under normal circumstances, Core Plus Bond Fund invests at least 80% of its assets in bonds.

To implement its investment strategies, Core Plus Bond Fund may invest in or hold:

  investment-grade bonds denominated in various currencies, including foreign and U.S. government securities and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

  derivatives, including without limitation, futures contracts, currency options, currency forwards, credit default swaps and other swap contracts (to gain exposure to the global interest rate, credit, and currency markets);

  shares of SDCF (to gain exposure to asset-backed securities);

  shares of Overlay Fund (to attempt to exploit misvaluations in world interest rates, currencies, and credit markets);

  shares of GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to sovereign debt of emerging countries); and

  shares of GMO U.S. Treasury Fund (for liquidity management purposes).

Because of the deterioration in credit markets that became acute in 2008, Core Plus Bond Fund through its investment in SDCF and Overlay Fund currently holds and may continue to hold material positions of below investment grade securities. This is in addition to Core Plus Bond Fund's emerging country debt investments.

The Manager employs fundamental investment techniques and quantitative models to determine the relative values of the interest rate and currency markets, to determine currency and interest rate exposures, and to identify investments the Manager believes are undervalued or may provide downside protection. Core Plus Bond Fund may take active overweighted and underweighted positions in particular interest rate markets and currencies relative to its benchmark, using derivatives and other instruments to adjust its foreign currency exposure independently of its exposure to interest rate markets.

The Manager normally seeks to maintain Core Plus Bond Fund's estimated portfolio duration within +/- 2 years of the benchmark's duration (4.1 years as of 5/31/09).

Benchmark: Core Plus Bond Fund's benchmark is the Barclays Capital U.S. Aggregate Index (formerly, the Lehman Brothers U.S. Aggregate Index).

Principal Risks: Principal risks of an investment in Core Plus Bond Fund include Interest Rate Risk, Liquidity Risk, Foreign Investment Risk, Derivatives Risk, and Credit Risk. Other principal risks of an investment in Core Plus Bond Fund include Fund-of-Funds Risk, Non-Diversification Risk, Foreign Currency Transactions Risk, Leverage Risk, Focused Investment Risk, Emerging Market Risk, Market Disruption and Geopolitical Risk, Management Risk and Large Shareholder Risk.

GMO INTERNATIONAL BOND FUND

Investment Objective: GMO International Bond Fund ("International Bond Fund") seeks total return in excess of that of its benchmark.

Principal Investment Strategies: International Bond Fund typically invests in bonds included in its benchmark and in securities and instruments with similar characteristics. International Bond Fund seeks additional returns by seeking to exploit differences in global interest rates, sectors, and credit, currency, and emerging country debt markets. International Bond Fund may implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other GMO funds and/or (ii) directly by purchasing bonds denominated in various currencies. International Bond Fund has historically gained its investment exposure primarily through the use of derivatives and investments in other GMO funds. As a result, International Bond Fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Under normal circumstances, International Bond Fund invests at least 80% of its assets in bonds.

To implement its investment strategies, International Bond Fund may invest in or hold:

  investment-grade bonds denominated in various currencies, including foreign and U.S. government securities and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

  derivatives, including without limitation, futures contracts, currency options, currency forwards, credit default swaps and other swap contracts (to gain exposure to the global interest rate, credit, and currency markets);

  shares of SDCF (to gain exposure to asset-backed securities);

  shares of Overlay Fund (to attempt to exploit misvaluations in world interest rates, currencies, and credit markets);

  shares of GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to sovereign debt of emerging countries); and

  shares of GMO U.S. Treasury Fund (for liquidity management purposes).

Because of the deterioration in credit markets that became acute in 2008, International Bond Fund through its investment in SDCF and Overlay Fund currently holds and may continue to hold material positions of below investment grade securities. This is in addition to International Bond Fund's emerging country debt investments.

The Manager employs fundamental investment techniques and quantitative models to determine the relative values of the interest rate and currency markets, to determine currency and interest rate exposures, and to identify investments the Manager believes are undervalued or may provide downside protection. International Bond Fund may take active overweighted and underweighted positions in particular interest rate markets and currencies relative to its benchmark, using derivatives and other instruments to adjust its foreign currency exposure independently of its exposure to interest rate markets.

The Manager normally seeks to maintain International Bond Fund's estimated portfolio duration within +/- 2 years of the benchmark's duration (6.4 years as of 5/31/09).

Benchmark: International Bond Fund's benchmark is the JPMorgan Non-U.S. Government Bond Index.

Principal Risks: Principal risks of an investment in International Bond Fund include Interest Rate Risk, Foreign Currency Transactions Risk, Foreign Investment Risk, Derivatives Risk, Liquidity Risk, and Credit Risk. Other principal risks of an investment in International Bond Fund include Fund-of-Funds Risk, Non-Diversification Risk, Leverage Risk, Focused Investment Risk, Emerging Market Risk, Market Disruption and Geopolitical Risk, Management Risk and Large Shareholder Risk.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND

Investment Objective: GMO Currency Hedged International Bond Fund ("Currency Hedged International Bond Fund") seeks total return in excess of that of its benchmark.

Principal Investment Strategies: Currency Hedged International Bond Fund typically invests in bonds included in its benchmark and in securities and instruments with similar characteristics. Currency Hedged International Bond Fund seeks additional returns by seeking to exploit differences in global interest rates, sectors, and credit, currency, and emerging country debt markets. Currency Hedged International Bond Fund may implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other GMO funds and/or (ii) directly by purchasing bonds denominated in various currencies. Currency Hedged International Bond Fund has historically gained its investment exposure primarily through the use of derivatives and investments in other GMO funds. As a result, Currency Hedged International Bond Fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Under normal circumstances, Currency Hedged International Bond Fund invests at least 80% of its assets in bonds.

To implement its investment strategies, Currency Hedged International Bond Fund may invest in or hold:

  investment-grade bonds denominated in various currencies, including foreign and U.S. government securities and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

  derivatives, including without limitation, futures contracts, currency options, currency forwards, credit default swaps and other swap contracts (to gain exposure to the global interest rate, credit, and currency markets);

  shares of SDCF (to gain exposure to asset-backed securities);

  shares of Overlay Fund (to attempt to exploit misvaluations in world interest rates, currencies, and credit markets);

  shares of GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to sovereign debt of emerging countries); and

  shares of GMO U.S. Treasury Fund (for liquidity management purposes).

Because of the deterioration in credit markets that became acute in 2008, the Fund through its investment in SDCF and Overlay Fund currently holds and may continue to hold material positions of below investment grade securities. This is in addition to Currency Hedged International Bond Fund's emerging country debt investments.

Currency Hedged International Bond Fund generally attempts to hedge at least 75% of its net foreign currency exposure into U.S. dollars.

The Manager employs fundamental investment techniques and quantitative models to determine the relative values of the interest rate and currency markets, to determine currency and interest rate exposures, and to identify investments the Manager believes are undervalued or may provide downside protection. Currency Hedged International Bond Fund may take active overweighted and underweighted positions in particular interest rate markets and currencies relative to its benchmark, using derivatives and other instruments to adjust its foreign currency exposure independently of its exposure to interest rate markets.

The Manager normally seeks to maintain Currency Hedged International Bond Fund's estimated portfolio duration within +/- 2 years of the benchmark's duration (6.3 years as of 5/31/09).

Benchmark: Currency Hedged International Bond Fund's benchmark is the JPMorgan Non-U.S. Government Bond Index (Hedged) (ex-Japan).

Principal Risks: Principal risks of an investment in Currency Hedged International Bond Fund include Interest Rate Risk, Foreign Investment Risk, Derivatives Risk, Liquidity Risk, and Credit Risk. Other principal risks of an investment in Currency Hedged International Bond Fund include Fund-of-Funds Risk, Non-Diversification Risk, Leverage Risk, Foreign Currency Transactions Risk, Focused Investment Risk, Emerging Market Risk, Market Disruption and Geopolitical Risk, Management Risk and Large Shareholder Risk.

GMO GLOBAL BOND FUND

Investment Objective: GMO Global Bond Fund ("Global Bond Fund") seeks total return in excess of that of its benchmark.

Principal Investment Strategies: Global Bond Fund typically invests in bonds included in its benchmark and in securities and instruments with similar characteristics. Global Bond Fund seeks additional returns by seeking to exploit differences in global interest rates, sectors, and credit, currency, and emerging country debt markets. Global Bond Fund may implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other GMO funds and/or (ii) directly by purchasing bonds denominated in various currencies. Global Bond Fund has historically gained its investment exposure primarily through the use of derivatives and investments in other GMO funds. As a result, Global Bond Fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Under normal circumstances, Global Bond Fund invests at least 80% of its assets in bonds.

To implement its investment strategies, Global Bond Fund may invest in or hold:

  investment-grade bonds denominated in various currencies, including foreign and U.S. government securities and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

  derivatives, including without limitation, futures contracts, currency options, currency forwards, credit default swaps and other swap contracts (to gain exposure to the global interest rate, credit, and currency markets);

  shares of SDCF (to gain exposure to asset-backed securities);

  shares of Overlay Fund (to attempt to exploit misvaluations in world interest rates, currencies, and credit markets);

  shares of GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to sovereign debt of emerging countries); and

  shares of GMO U.S. Treasury Fund (for liquidity management purposes).

Because of the deterioration in credit markets that became acute in 2008, Global Bond Fund through its investment in SDCF and Overlay Fund currently holds and may continue to hold material positions of below investment grade securities. This is in addition to Global Bond Fund's emerging country debt investments.

The Manager employs fundamental investment techniques and quantitative models to determine the relative values of the interest rate and currency markets, to determine currency and interest rate exposures, and to identify investments the Manager believes are undervalued or may provide downside protection. Global Bond Fund may take active overweighted and underweighted positions in particular interest rate markets and currencies relative to its benchmark, using derivatives and other instruments to adjust its foreign currency exposure independently of its exposure to interest rate markets.

The Manager normally seeks to maintain Global Bond Fund's estimated portfolio duration within +/- 2 years of the benchmark's duration (6.1 years as of 5/31/09).

Benchmark: Global Bond Fund's benchmark is the JPMorgan Global Government Bond Index.

Principal Risks: Principal risks of an investment in Global Bond Fund include Interest Rate Risk, Foreign Currency Transactions Risk, Foreign Investment Risk, Derivatives Risk, Liquidity Risk, and Credit Risk. Other principal risks of an investment in Global Bond Fund include Fund-of-Funds Risk, Non-Diversification Risk, Leverage Risk, Emerging Market Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk, Management Risk and Large Shareholder Risk.

GMO EMERGING COUNTRY DEBT FUND

Investment Objective: GMO Emerging Country Debt Fund ("ECDF") seeks total return in excess of that of its benchmark.

Principal Investment Strategies: ECDF invests primarily in sovereign debt of emerging countries, although it may also make investments in entities related to, but not guaranteed by emerging countries, or in entities wholly unrelated to emerging countries. Under normal circumstances, ECDF invests (including through investment in other GMO funds) at least 80% of its assets in debt investments tied economically to emerging countries. ECDF typically gains its investment exposure by purchasing debt of sovereign issuers of emerging countries or through the use of derivatives, typically credit default swaps. ECDF also invests in asset-backed securities (including through GMO Short-Duration Collateral Fund ("SDCF") and GMO World Opportunity Overlay Fund ("Overlay Fund")). ECDF may invest a substantial portion of its assets in below investment grade securities (also known as "junk bonds"). Generally, at least 75% of ECDF's assets are denominated in, or hedged into, U.S. dollars. In pursuing its investment objective, ECDF also typically uses exchange-traded and over-the-counter ("OTC") derivatives, including options, swap contracts (in addition to credit default swaps), currency forwards, and futures.

The Manager emphasizes a "bottom-up" approach to examining and selecting investments and uses analytical techniques to identify inefficiencies in the pricing of emerging country debt investments and to identify those the Manager believes are undervalued. The assessment of the Manager also determines country allocations based on its fundamental outlook for a country.

The Manager normally seeks to cause the interest rate duration of ECDF's portfolio to approximate that of its benchmark (6.7 years as of 5/31/09).

Benchmark: ECDF's benchmark is the JPMorgan Emerging Markets Bond Index Global (EMBIG).

Principal Risks: Principal risks of an investment in ECDF include Interest Rate Risk, Foreign Investment Risk, Credit Risk, Derivatives Risk, Leverage Risk, Liquidity Risk and Below Investment Grade Bond Risk. Other principal risks of an investment in ECDF include Fund-of-Funds Risk, Focused Investment Risk, Non-Diversification Risk, Emerging Market Risk, Foreign Currency Transactions Risk, Market Disruption and Geopolitical Risk, Management Risk and Large Shareholder Risk.

GMO SHORT-DURATION INVESTMENT FUND

Investment Objective: GMO Short-Duration Investment Fund ("Short-Duration Investment Fund") seeks to provide current income.

Principal Investment Strategies: Short-Duration Investment Fund seeks to provide current income to the extent consistent with the preservation of capital and liquidity. To implement its investment strategies, Short-Duration Investment Fund may invest in asset-backed securities issued by private issuers, U.S. government and agency securities (including securities neither guaranteed nor insured by the U.S. government), corporate debt securities, money market instruments, prime commercial paper and master demand notes, and certificates of deposit, bankers' acceptances, and other bank obligations. Short-Duration Investment Fund has invested a substantial portion of its assets in GMO Short-Duration Collateral Fund ("SDCF") (which invests primarily in asset-backed securities).

Because of the deterioration in credit markets that became acute in 2008, Short-Duration Investment Fund, in particular through its holdings of SDCF, currently holds and may continue to hold material positions of below investment grade securities.

In selecting fixed income securities for Short-Duration Investment Fund's portfolio, the Manager focuses primarily on the securities' credit quality. The Manager uses fundamental investment techniques to identify the credit risk associated with investments in fixed income securities and bases its investment decisions on that assessment.

The Manager normally seeks to maintain a duration of 365 days or less for Short-Duration Investment Fund's portfolio. Short-Duration Investment Fund's dollar-weighted average portfolio maturity may be substantially longer than Short-Duration Investment Fund's dollar-weighted average portfolio duration.

Short-Duration Investment Fund is not a money market fund and is not subject to the duration, quality, diversification, and other requirements applicable to money market funds.

Benchmark: Short-Duration Investment Fund's current benchmark is the JPMorgan U.S. 3 Month Cash Index.

Principal Risks: Principal risks of an investment in Short-Duration Investment Fund include Liquidity Risk, Credit Risk, Focused Investment Risk, and Interest Rate Risk. Other principal risks of an investment in Short-Duration Investment Fund include Fund-of-Funds Risk, Derivatives Risk, Non-Diversification Risk, Market Disruption and Geopolitical Risk, Management Risk and Large Shareholder Risk.

GMO INFLATION INDEXED PLUS BOND FUND

Investment Objective: GMO Inflation Indexed Plus Bond Fund ("IIPBF") seeks total return in excess of that of its benchmark.

Principal Investment Strategies: IIPBF primarily makes investments that are indexed or otherwise "linked" to general measures of inflation in the country of issue. IIPBF seeks additional returns by seeking to exploit differences in global interest rates, sectors, and credit, currency, and emerging country debt markets. IIPBF may implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other GMO funds and/or (ii) directly by purchasing inflation-indexed bonds. IIPBF has historically gained its investment exposure primarily through the use of derivatives and investments in other GMO funds. As a result, IIPBF has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Under normal circumstances, IIPBF invests (including through investment in other GMO funds) at least 80% of its assets in inflation indexed bonds. For this purpose, "inflation indexed bonds" include instruments that are "linked" to general measures of inflation because their principal and/or interest components change with general movements of inflation in the country of issue.

To implement its investment strategies, IIPBF may invest in or hold:

  inflation indexed bonds issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), including Inflation-Protected Securities issued by the U.S. Treasury (TIPS), and inflation indexed bonds issued by corporations;

  non-inflation indexed (or nominal) fixed income securities issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government) and by corporations (to gain direct exposure to such securities and/or for use as part of a synthetic position);

  derivatives, including without limitation, futures contracts, currency options, currency forwards, credit default swaps and other swap contracts (to gain exposure to inflation indexed bonds and/or the global interest rate, credit, and currency markets);

  shares of SDCF (to gain exposure to asset-backed securities);

  shares of Overlay Fund (to attempt to exploit misvaluations in world interest rates, currencies, and credit markets);

  shares of GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to sovereign debt of emerging countries); and

  shares of GMO U.S. Treasury Fund (for liquidity management purposes).

Because of the deterioration in credit markets that became acute in 2008, IIPBF through its investment in SDCF and Overlay Fund currently holds and may continue to hold material positions of below investment grade securities. This is in addition to IIPBF's emerging country debt investments.

The Manager employs fundamental investment techniques and quantitative models to determine the relative values of the interest rate and currency markets, to determine currency and interest rate exposures, and to identify investments the Manager believes are undervalued or may provide downside protection. IIPBF may take active overweighted and underweighted positions in particular interest rate markets and currencies outside of those in its benchmark, including through the use of derivatives, adjusting its foreign currency exposure independently of its exposure to interest rate markets.

Benchmark: IIPBF's benchmark is the Barclays Capital U.S. Treasury Inflation Notes Index (formerly, the Lehman Brothers U.S. Treasury Inflation Notes Index).

Principal Risks: Principal risks of an investment in IIPBF include Interest Rate Risk, Liquidity Risk, Foreign Investment Risk, Derivatives Risk, and Credit Risk. Other principal risks of an investment in IIPBF include Fund-of-Funds Risk, Emerging Market Risk, Non-Diversification Risk, Foreign Currency Transactions Risk, Leverage Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk, Management Risk and Large Shareholder Risk.

GMO SHORT-DURATION COLLATERAL FUND

Investment Objective: GMO Short-Duration Collateral Fund ("SDCF") seeks total return comparable to that of its benchmark.

Principal Investment Strategies: SDCF primarily invests in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, SDCF may invest in government securities, corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. SDCF also may use exchange-traded and over-the-counter ("OTC") derivatives. SDCF also may invest in unaffiliated money market funds. Because of the deterioration in credit markets that became acute in 2008, SDCF currently holds and may continue to hold material positions of below investment grade securities.

In selecting fixed income securities for SDCF's portfolio, the Manager focuses primarily on the securities' credit quality. The Manager uses fundamental investment techniques to identify the credit risk associated with investments in fixed income securities and bases its investment decisions on that assessment.

The Manager normally seeks to maintain an interest rate duration of 365 days or less for SDCF's portfolio. SDCF's dollar-weighted average portfolio maturity may be substantially longer than its dollar-weighted average interest rate duration.

SDCF is not currently accepting orders for the purchase of shares other than reinvestment of dividends. Since the deterioration in credit markets that became acute in 2008, SDCF has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. SDCF currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to shareholders for tax purposes.

Benchmark: SDCF's benchmark is the JPMorgan U.S. 3 Month Cash Index.

Principal Risks: Principal risks of an investment in SDCF include Liquidity Risk, Credit Risk, Focused Investment Risk, Interest Rate Risk, Derivatives Risk, Non-Diversification Risk, Market Disruption and Geopolitical Risk, Large Shareholder Risk and Management Risk.

GMO SHORT-DURATION COLLATERAL SHARE FUND

Investment Objective: GMO Short-Duration Collateral Share Fund seeks total return comparable to that of its benchmark.

Principal Investment Strategies: GMO Short-Duration Collateral Share Fund ("SDCSF") invests substantially all of its assets in GMO Short-Duration Collateral Fund ("SDCF"), another series of GMO Trust, (an arrangement often referred to as a "master-feeder" structure) and, to a limited extent, in cash and cash equivalents. Its investment objective and principal investment strategies, therefore, are identical to those of SDCF. SDCF invests primarily in U.S. and foreign adjustable rate asset-backed securities and primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, SDCF may invest in government securities, corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements and repurchase agreements. SDCF may also use exchange-traded and over-the-counter ("OTC") derivatives. Because of the deterioration in credit markets that became acute in 2008, SDCSF, through its holdings of SDCF, currently holds and may continue to hold material positions of below investment grade securities.

In selecting fixed income securities for SDCF's portfolio, the Manager focuses primarily on the securities' credit quality. The Manager uses fundamental investment techniques to identify the credit risk associated with investments in fixed income securities and bases its investment decisions on that assessment.

The Manager normally seeks to maintain an interest rate duration of 365 days or less for SDCF's portfolio. SDCF's dollar-weighted average portfolio maturity may be substantially longer than its dollar-weighted average portfolio duration.

SDCF is not currently accepting orders for the purchase of shares other than reinvestment of dividends. Since the deterioration in credit markets that became acute in 2008, SDCF has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. SDCF currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to shareholders for tax purposes.

Benchmark: SDCSF's benchmark is the JPMorgan U.S. 3 Month Cash Index.

Principal Risks: Principal risks of an investment in SDCSF include Liquidity Risk, Credit Risk, Focused Investment Risk, and Interest Rate Risk. Other principal risks of an investment in SDCSF include Fund-of-Funds Risk, Derivatives Risk, Non-Diversification Risk, Market Disruption and Geopolitical Risk, Management Risk and Large Shareholder Risk.

GMO WORLD OPPORTUNITY OVERLAY FUND

Investment Objective: GMO World Opportunity Overlay Fund ("Overlay Fund") seeks total return greater than that of its benchmark.

Principal Investment Strategies: Overlay Fund's investment program has two principal components. One component of Overlay Fund's investment program involves the use of derivatives to seek to exploit misvaluations in world interest rates, currencies and credit markets, and to add value relative to Overlay Fund's benchmark. The other component of Overlay Fund's investment program involves direct investments, primarily in asset-backed securities and other adjustable rate fixed income securities.

To add value relative to Overlay Fund's benchmark, the Manager employs proprietary quantitative and other models to seek to identify and estimate the relative misvaluation of interest rate, currency, and credit markets. Based on such estimates, Overlay Fund establishes its positions, mainly through derivatives, across global interest rate, currency, and credit markets.

Derivative positions taken by Overlay Fund are implemented primarily through interest rate swaps and/or futures contracts, currency forwards and/or options, and credit default swaps on single-issuers or indexes. As a result of its derivative positions, Overlay Fund typically will have a net notational value in excess of its net assets and will have a higher tracking error, along with concomitant volatility, relative to its benchmark.

Overlay Fund has a substantial investment in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, Overlay Fund may invest in government securities, corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. Overlay Fund's fixed income securities primarily have adjustable interest rates (or may be hedged using derivatives to convert the fixed rate interest payments into adjustable rate interest payments), but may also include all types of interest rate, payment, and reset terms, including fixed rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. Overlay Fund also may invest in unaffiliated money market funds. Because of the deterioration in credit markets that became acute in 2008, Overlay Fund currently holds and may continue to hold material positions of below investment grade securities.

Benchmark: Overlay Fund's benchmark is the JPMorgan U.S. 3 Month Cash Index.

Principal Risks: Principal risks of an investment in Overlay Fund include Management Risk, Derivatives Risk, Leverage Risk, Interest Rate Risk, Credit Risk, Liquidity Risk, Focused Investment Risk, Non-Diversification Risk, Foreign Investment Risk, Foreign Currency Transactions Risk, Market Disruption and Geopolitical Risk and Large Shareholder Risk.

GMO STRATEGIC FIXED INCOME FUND

Investment Objective: GMO Strategic Fixed Income Fund ("Strategic Fixed Income Fund") seeks total return in excess of that of its benchmark.

Principal Investment Strategies: Strategic Fixed Income Fund typically invests in bonds included in its benchmark and in securities and instruments with similar characteristics. Strategic Fixed Income Fund seeks additional returns by seeking to exploit differences in global interest rates, sectors, and credit, currency, and emerging country debt markets. Strategic Fixed Income Fund may implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other GMO funds and/or (ii) directly by purchasing bonds denominated in various currencies. Strategic Fixed Income Fund has historically gained its investment exposure primarily through the use of derivatives and investments in other GMO funds. As a result, Strategic Fixed Income Fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Under normal circumstances, Strategic Fixed Income Fund invests (including through investment in other GMO funds) at least 80% of its assets in fixed income securities.

To implement its investment strategies, Strategic Fixed Income Fund may invest in or hold:

  investment-grade bonds denominated in various currencies, including foreign and U.S. government securities and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

  derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, credit default swaps and other swap contracts;

  shares of SDCF (to gain exposure to asset-backed securities);

  shares of Overlay Fund (to attempt to exploit misvaluations in world interest rates, currencies, and credit markets);

  shares of GMO Emerging Country Debt Fund (to gain exposure to sovereign debt of emerging countries); and

  shares of GMO U.S. Treasury Fund (for liquidity management purposes).

Because of the deterioration in credit markets that became acute in 2008, Strategic Fixed Income Fund through its investment in SDCF and Overlay Fund currently holds and may continue to hold material positions of below investment grade securities. This is in addition to Strategic Fixed Income Fund's emerging country debt investments.

The Manager employs fundamental investment techniques and quantitative models to determine the relative values of the interest rate and currency markets, to determine currency and interest rate exposures, and to identify investments the Manager believes are undervalued or may provide downside protection. Strategic Fixed Income Fund may take active overweighted and underweighted positions in particular interest rate markets and currencies relative to its benchmark, using derivatives and other instruments to adjust its foreign currency exposure independently of its exposure to interest rate markets.

Strategic Fixed Income Fund may invest in unaffiliated money market funds in reliance on Rule 12d1-1 under the 1940 Act. Investments by Strategic Fixed Income Fund in unaffiliated money market funds may exceed the limits expressed in Section 12(d)(1)(A) of the 1940 Act.

The Manager seeks to maintain Strategic Fixed Income Fund's estimated portfolio duration within +/- 2 years of the benchmark's duration. The Manager may, in the future, depending on the Manager's assessment of interest rate conditions, change Strategic Fixed Income Fund's benchmark to another nationally recognized debt index with a duration between 90 days and 15 years.

Benchmark: Strategic Fixed Income Fund's benchmark is the JPMorgan U.S. 3 Month Cash Index.

Principal Risks: Principal risks of an investment in Strategic Fixed Income Fund include Interest Rate Risk, Foreign Currency Transactions Risk, Foreign Investment Risk, Derivatives Risk and Credit Risk. Other principal risks of an investment in Strategic Fixed Income Fund include Fund-of-Funds Risk, Liquidity Risk, Leverage Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk, Management Risk, Large Shareholder Risk, and Non-Diversification Risk.

GMO ASSET ALLOCATION BOND FUND

Investment Objective: GMO Asset Allocation Bond Fund ("Asset Allocation Bond Fund") seeks total return in excess of that of its benchmark.

Principal Investment Strategies: Asset Allocation Bond Fund may invest in bonds of any kind. Under normal circumstances, Asset Allocation Bond Fund invests (including through investment in other GMO funds) at least 80% of its assets in bonds. Asset Allocation Bond Fund may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds that Asset Allocation Bond Fund may invest in include, but are not limited to:

  investment grade bonds denominated in various currencies, including securities issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, taxable and tax-exempt municipal bonds, and Rule 144A securities;

  below investment grade bonds (also known as "junk bonds");

  inflation indexed bonds issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), including Inflation-Protected Securities issued by the U.S. Treasury (TIPS), and inflation indexed bonds issued by corporations;

  sovereign debt of emerging countries and other bonds issued in emerging countries (including below investment grade bonds (also known as "junk bonds")); and

  asset-backed securities, including mortgage related and mortgage-backed securities.

Asset Allocation Bond Fund may also invest in futures contracts, currency options, currency forwards, swap contracts (including credit default swaps), interest rate options, swaps on interest rates, and other types of derivatives.

Asset Allocation Bond Fund may gain exposure to the investments described above through investments in shares of other GMO funds, including U.S. Treasury Fund.

Asset Allocation Bond Fund may invest up to 100% of its assets in below investment grade bonds (also known as "junk bonds"). Asset Allocation Bond Fund may also hold securities that are downgraded to below investment grade status after the time of purchase by Asset Allocation Bond Fund.

The Manager employs fundamental investment techniques and quantitative models to determine the relative values of different sectors of the bond market, such as corporate, U.S. government, foreign, and asset-backed bond sectors, and to identify investments the Manager believes are undervalued, less overvalued and/or may provide downside protection. Asset Allocation Bond Fund may take substantial positions in particular sectors of the bond market, using derivatives and other instruments to adjust its foreign currency exposure independently of its exposure to various sectors of the bond market.

The Manager does not seek to maintain a specified portfolio duration for Asset Allocation Bond Fund, and Asset Allocation Bond Fund's portfolio duration will change depending on Asset Allocation Bond Fund's investments and the Manager's current outlook on different sectors of the bond market.

Benchmark: Asset Allocation Bond Fund's benchmark is the Citigroup 3 Month Treasury Bill Index.

Principal Risks: Principal risks of an investment in Asset Allocation Bond Fund include Interest Rate Risk, Credit Risk, Derivatives Risk, and Below Investment Grade Bond Risk. Other principal risks of an investment in Asset Allocation Bond Fund include Non-Diversification Risk, Foreign Investment Risk, Foreign Currency Transactions Risk, Liquidity Risk, Leverage Risk, Fund-of-Funds Risk, Market Disruption and Geopolitical Risk, Management Risk, Focused Investment Risk and Large Shareholder Risk.

GMO U.S. TREASURY FUND

Investment Objective: GMO U.S. Treasury Fund ("U.S. Treasury Fund") seeks to achieve liquidity and safety of principal with current income as a secondary objective.

Principal Investment Strategies: U.S. Treasury Fund seeks to achieve its investment objective by investing primarily in U.S. Treasury securities. Under normal circumstances, U.S. Treasury Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations. "Direct U.S. Treasury Obligations" include U.S. Treasury bills, bonds, and notes and other securities issued by the U.S. Treasury, such as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities, that are backed by the full faith and credit of the U.S. government as well as repurchase agreements relating to the foregoing.

As a principal investment strategy U.S. Treasury Fund may enter into repurchase agreements, under which U.S. Treasury Fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed upon date in the future, the security from U.S. Treasury Fund at the original purchase price plus an agreed upon amount representing the original purchase price plus interest. The counterparties in repurchase agreements are typically broker-dealers and banks, and the safety of the arrangement is dependent upon U.S. Treasury Fund having an interest in the security that can be realized in the event of the insolvency of the counterparty.

In addition to Direct U.S. Treasury Obligations, U.S. Treasury Fund may also invest in other fixed-income securities that are also backed by the full faith and credit of the U.S. government, such as guaranteed securities issued by the Government National Mortgage Association (GNMA) and the Federal Deposit Insurance Corporation (FDIC). U.S. Treasury Fund may also invest in unaffiliated money market funds.

U.S. Treasury Fund normally invests in Direct U.S. Treasury Obligations and other fixed-income securities backed by the full faith and credit of the U.S. government with a stated or remaining maturity of one year or less. This may not be true of Direct U.S. Treasury Obligations purchased pursuant to repurchase agreements, and, therefore, if the counterparty to the repurchase agreement defaults, U.S. Treasury Fund may own a security with a stated or remaining maturity of greater than one year.

Although U.S. Treasury Fund primarily invests in short-term obligations, it is not a money market fund and is not subject to the duration, quality, diversification, and other requirements applicable to money market funds. In addition, the Manager normally seeks to maintain a duration of one year or less for U.S. Treasury Fund's portfolio. The Manager determines U.S. Treasury Fund's dollar-weighted average portfolio duration by aggregating the durations of U.S. Treasury Fund's individual holdings and weighting each holding based on its market value.

In selecting U.S. Treasury securities for U.S. Treasury Fund's portfolio, the Manager focuses primarily on the relative attractiveness of different obligations (such as bonds, notes, or bills), which can vary depending on the general level of interest rates as well as supply/demand imbalances and other market conditions.

Other GMO funds may invest in U.S. Treasury Fund to achieve exposure to U.S. Treasury securities, to invest cash and/or to seek to generate a return similar to yields on U.S. Treasury securities.

Benchmark: U.S. Treasury Fund's benchmark is the Citigroup 3 Month Treasury Bill Index.

Principal Risks: Principal risks of an investment in U.S. Treasury Fund include Interest Rate Risk, Liquidity Risk, Focused Investment Risk and Credit Risk. Other principal risks of an investment in U.S. Treasury Fund include Fund-of-Funds Risk, Market Disruption and Geopolitical Risk, Management Risk and Large Shareholder Risk.

GMO INTERNATIONAL EQUITY FUNDS

GMO INTERNATIONAL CORE EQUITY FUND

Investment Objective: GMO International Core Equity Fund ("International Core Equity Fund") seeks high total return. International Core Equity Fund seeks to achieve its objective by outperforming its benchmark.

Principal Investment Strategies: International Core Equity Fund typically makes equity investments in companies tied economically to countries other than the U.S. Under normal circumstances, International Core Equity Fund invests at least 80% of its assets in equity investments.

The Manager relies principally on proprietary quantitative models to evaluate and select individual stocks, countries, and currencies. The Manager also employs fundamental investment techniques in selecting stocks, countries, and currencies for the portfolio.

In selecting stocks for the portfolio, the Manager seeks to identify stocks it believes (i) are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. In selecting countries in which to invest and determining International Core Equity Fund's currency exposures, the Manager considers many factors, which may include aggregate stock market valuations, global competitiveness, and investor sentiment.

The Manager also uses proprietary techniques to adjust the composition of the portfolio for other factors such as position size, country, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time.

International Core Equity Fund generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent International Core Equity Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, International Core Equity Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by increasing or decreasing International Core Equity Fund's investment exposures; and/or (iv) adjust its foreign currency exposure. International Core Equity Fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, International Core Equity Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

Benchmark: International Core Equity Fund's benchmark is the MSCI EAFE Index (Europe, Australasia, and Far East).

Principal Risks. Principal risks of an investment in International Core Equity Fund include Stock Market Risk, Foreign Investment Risk, and Foreign Currency Transactions Risk. Other principal risks of an investment in International Core Equity Fund include Fund-of-Funds Risk, Investment Style Risk, Derivatives Risk, Credit Risk, Small- and Medium-sized Companies Risk, Market Capitalization Risk, Market Disruption and Geopolitical Risk, Management Risk and Large Shareholder Risk.

GMO INTERNATIONAL INTRINSIC VALUE FUND

Investment Objective: GMO International Intrinsic Value Fund ("International Intrinsic Value Fund") seeks high total return. International Intrinsic Value Fund seeks to achieve its objective by outperforming its benchmark.

Principal Investment Strategies: International Intrinsic Value Fund typically makes equity investments in companies tied economically to countries other than the U.S.

The Manager relies principally on proprietary quantitative models to evaluate and select individual stocks, countries and currencies. The Manager also employs fundamental investment techniques in selecting stocks, countries, and currencies for the portfolio.

In selecting stocks for the portfolio, the Manager seeks to identify stocks it believes (i) are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. The Manager uses momentum measures to evaluate stocks that have been prescreened for value characteristics. In selecting countries in which to invest and determining International Intrinsic Value Fund's currency exposures, the Manager considers many factors, which may include aggregate stock market valuations, global competitiveness, and investor sentiment.

The Manager also uses proprietary techniques to adjust the composition of the portfolio for other factors such as position size, country, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time.

International Intrinsic Value Fund generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent International Intrinsic Value Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, International Intrinsic Value Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by increasing or decreasing International Intrinsic Value Fund's investment exposures; and/or (iv) adjust its foreign currency exposure. International Intrinsic Value Fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, International Intrinsic Value Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

Benchmark: International Intrinsic Value Fund's benchmark is the MSCI EAFE Value Index (Europe, Australasia, and Far East).

Principal Risks: Principal risks of an investment in International Intrinsic Value Fund include Stock Market Risk, Foreign Investment Risk, Foreign Currency Transactions Risk, and Investment Style Risk. Other principal risks of an investment in International Intrinsic Value Fund include Fund-of-Funds Risk, Derivatives Risk, Credit Risk, Small- and Medium-sized Companies Risk, Market Capitalization Risk, Market Disruption and Geopolitical Risk, Management Risk and Large Shareholder Risk.

GMO INTERNATIONAL GROWTH EQUITY FUND

Investment Objective: GMO International Growth Equity Fund ("International Growth Equity Fund") seeks high total return. International Growth Equity Fund seeks to achieve its objective by outperforming its benchmark.

Principal Investment Strategies: International Growth Equity Fund typically makes equity investments in companies tied economically to countries other than the U.S. Under normal circumstances, International Growth Equity Fund invests at least 80% of its assets in equity investments.

The Manager relies principally on proprietary quantitative models to evaluate and select individual stocks, countries, and currencies. The Manager also employs fundamental investment techniques in selecting stocks, countries, and currencies for the portfolio.

When evaluating stocks, the Manager begins with a universe of stocks that are either included in International Growth Equity Fund's growth-oriented benchmark or that are believed to have similar growth characteristics to such stocks. In selecting stocks for the portfolio, the Manager seeks to identify stocks it believes are (i) undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. In selecting countries in which to invest and determining International Growth Equity Fund's currency exposures, the Manager considers many factors, which may include aggregate stock market valuations, global competitiveness, and investor sentiment.

The Manager also uses proprietary techniques to adjust the composition of the portfolio for other factors such as position size, country, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time.

International Growth Equity Fund generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent International Growth Equity Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, International Growth Equity Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures, contracts or other types of derivatives); (iii) manage risk by increasing or decreasing International Growth Equity Fund's investment exposures; and/or (iv) adjust its foreign currency exposure. International Growth Equity Fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, International Growth Equity Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

Benchmark: International Growth Equity Fund's benchmark is the MSCI EAFE Growth Index (Europe, Australasia, and Far East).

Principal Risks: Principal risks of an investment in International Growth Equity Fund include Stock Market Risk, Foreign Investment Risk, Foreign Currency Transactions Risk, and Investment Style Risk. Other principal risks of an investment in International Growth Equity Fund include Fund-of-Funds Risk, Derivatives Risk, Credit Risk, Small- and Medium-sized Companies Risk, Market Capitalization Risk, Market Disruption and Geopolitical Risk, Management Risk and Large Shareholder Risk.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND

Investment Objective: GMO Currency Hedged International Equity Fund ("Currency Hedged International Equity Fund") seeks total return greater than that of its benchmark.

Principal Investment Strategies: Currency Hedged International Equity Fund is a fund of funds and invests primarily in other GMO funds. The Fund may invest in GMO International Core Equity Fund, GMO International Intrinsic Value Fund, GMO International Growth Equity Fund, GMO International Small Companies Fund, and GMO Flexible Equities Fund (collectively, "underlying funds"). Under normal circumstances, Currency Hedged International Equity Fund invests at least 80% of its assets in equity investments.

The Manager uses proprietary quantitative models and fundamental investment techniques to select the underlying funds and decide how much to invest in each. The models use multi-year forecasts of relative value and risk among major sectors in the international equity markets (e.g., large-cap value, large-cap growth, large-cap core, small- and mid-cap value and small- and mid-cap growth). The Manager shifts investments among the underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance Currency Hedged International Equity Fund's investments.

The Manager looks at the underlying funds' holdings to measure base currency exposure and then attempts to hedge at least 70% of the foreign currency exposure in the underlying funds' investments relative to the U.S. dollar through the use of currency forwards and other derivatives. While Currency Hedged International Equity Fund's benchmark is fully hedged, the fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

Currency Hedged International Equity Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and other cash equivalents. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

Benchmark: Currency Hedged International Equity Fund's benchmark is the MSCI EAFE Index (Europe, Australasia, and Far East) (Hedged).

Principal Risks: Principal risks of an investment in Currency Hedged International Equity Fund include Stock Market Risk, Derivatives Risk, Foreign Investment Risk, and Fund-of-Funds Risk. Other principal risks of an investment in Currency Hedged International Equity Fund include Investment Style Risk, Credit Risk, Foreign Currency Transactions Risk, Liquidity Risk, Non-Diversification Risk, Small- and Medium-sized Companies Risk, Market Capitalization Risk, Market Disruption and Geopolitical Risk, Management Risk and Large Shareholder Risk.

GMO FOREIGN FUND

Investment Objective: GMO Foreign Fund ("Foreign Fund") seeks total return in excess of that of its benchmark.

Principal Investment Strategies: Foreign Fund typically makes equity investments in companies tied economically to non-U.S. countries, including companies that issue stocks included in the MSCI international developed country universe (the universe of securities from which the MSCI EAFE Index, a developed markets index, is constructed) and companies whose stocks are traded in the securities markets of the world's non-developed countries ("emerging countries"). Under normal circumstances, Foreign Fund invests at least 80% of its assets in investments tied economically to countries outside the U.S.

  Stock selection – The Manager selects stocks using fundamental analysis that is informed by a disciplined quantitative screening process. The Manager separates companies with valuations it believes are deservedly low from those that it believes represent investment opportunities. The Manager analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and local industry peers. Company visits by the Manager to evaluate management and production facilities and other meetings with management are an integral part of the investment process.

  Country selection – Foreign Fund's country selections relative to its benchmark are determined by a cumulative quantitative value score for each country together with the Manager's evaluation of the country's fundamentals. Foreign Fund typically overweights or underweights (sometimes to a significant extent) its investment exposures in particular countries relative to Foreign Fund's benchmark.

Foreign Fund generally seeks to be fully invested and normally does not take temporary defensive positions.  Foreign Fund may, however, hold up to 10% of its total assets in cash and cash equivalents to manage cash inflows and outflows as a result of shareholder purchases and redemptions. To the extent Foreign Fund takes temporary defensive positions, it may not achieve its investment objective. Foreign Fund typically invests in emerging countries, but these investments generally will represent 10% or less of Foreign Fund's total assets. In pursuing its investment objective, Foreign Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including, without limitation, futures and options.

Benchmark: Foreign Fund's benchmark is the MSCI EAFE Index (Europe, Australasia, and Far East).

Principal Risks: Principal risks of an investment in Foreign Fund include Stock Market Risk, Foreign Investment Risk, Foreign Currency Transactions Risk, and Investment Style Risk. Other principal risks of an investment in Foreign Fund include Fund-of-Funds Risk, Liquidity Risk, Credit Risk, Derivatives Risk, Small- and Medium-sized Companies Risk, Market Capitalization Risk, Non-Diversification Risk, Emerging Market Risk, Market Disruption and Geopolitical Risk, Management Risk and Large Shareholder Risk.

GMO FOREIGN SMALL COMPANIES FUND

Investment Objective: GMO Foreign Small Companies Fund ("Foreign Small Companies Fund") seeks total return in excess of that of its benchmark.

Principal Investment Strategies: Foreign Small Companies Fund typically makes equity investments in companies tied economically to non-U.S. countries that are in the smallest 25% of companies in a particular country as measured by total float-adjusted market capitalization ("small companies"). Under normal circumstances, Foreign Small Companies Fund invests at least 80% of its assets in securities of small companies that are tied economically to countries outside the U.S. The market capitalization range of investments held by Foreign Small Companies Fund is generally within the market capitalization range of companies in Foreign Small Companies Fund's benchmark. Depending upon the country, as of May 31, 2009, the market capitalization of the largest company (in a particular country) included within Foreign Small Companies Fund's definition of small companies ranged from approximately $427 million (New Zealand) to $14 billion (Switzerland) (based on exchange rates as of May 31, 2009).

  Stock selection – The Manager selects stocks using fundamental analysis that is informed by a disciplined quantitative screening process. The Manager separates companies with valuations it believes are deservedly low from those it believes represent investment opportunities. The Manager analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and local industry peers. Company visits by the Manager to evaluate management and production facilities and other meetings with management are an integral part of the investment process.

  Country selection – Foreign Small Companies Fund's country selections relative to its benchmark are determined by a cumulative quantitative value score for each country together with the Manager's evaluation of the country's fundamentals. Foreign Small Companies Fund typically overweights or underweights (sometimes to a significant extent) its investment exposures in particular countries relative to Foreign Small Companies Fund's benchmark.

Foreign Small Companies Fund generally seeks to be fully invested, and normally does not take temporary defensive positions. Foreign Small Companies Fund, however, may hold up to 10% of its total assets in cash and cash equivalents to manage cash inflows and outflows as a result of shareholder purchases and redemptions. To the extent Foreign Small Companies Fund takes temporary defensive positions, it may not achieve its investment objective. Foreign Small Companies Fund typically invests in emerging countries, but these investments (excluding investments in companies from emerging countries included in Foreign Small Companies Fund's benchmark) generally represent 10% or less of Foreign Small Companies Fund's total assets. In pursuing its investment objective, Foreign Small Companies Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including, without limitation, futures and options.

Benchmark: Foreign Small Companies Fund's current benchmark is the S&P Developed ex-U.S. Small Cap Index (formerly, the S&P/Citigroup EMI World ex-U.S. Index).

Principal Risks: Principal risks of an investment in the Foreign Small Companies Fund include Small- and Medium-sized Companies Risk, Market Capitalization Risk, Stock Market Risk, Foreign Investment Risk, Foreign Currency Transactions Risk, Investment Style Risk, and Liquidity Risk. Other principal risks of an investment in the Foreign Small Companies Fund include Fund-of-Funds Risk, Credit Risk, Derivatives Risk, Emerging Market Risk, Market Disruption and Geopolitical Risk, Management Risk and Large Shareholder Risk.

GMO INTERNATIONAL SMALL COMPANIES FUND

Investment Objective: GMO International Small Companies Fund ("International Small Companies Fund") seeks high total return. International Small Companies Fund seeks to achieve its objective by outperforming its benchmark.

Principal Investment Strategies: International Small Companies Fund typically makes equity investments in non-U.S. companies, including non-U.S. companies in developed and emerging countries, but excluding the largest 500 non-U.S. companies in developed countries based on full, non-float adjusted market capitalization and any company in an emerging country with a full, non-float adjusted market capitalization that is greater than or equal to that of the smallest excluded developed country companies ("small companies"). A company's full, non-float adjusted market capitalization includes all of the company's outstanding equity securities. As of May 31, 2009, the market capitalization of the largest company included within International Small Companies Fund's definition of small companies was approximately $5.67 billion. Under normal circumstances, International Small Companies Fund invests at least 80% of its assets in securities of small companies.

The Manager relies principally on proprietary quantitative models to evaluate and select individual stocks, countries, and currencies. The Manager also employs fundamental investment techniques in selecting stocks, countries, and currencies for the portfolio.

In selecting stocks for the portfolio, the Manager seeks to identify stocks it believes are (i) undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. In selecting countries in which to invest and determining International Small Companies Fund's currency exposures, the Manager considers many factors, which may include aggregate stock market valuations, global competitiveness, and investor sentiment.

The Manager also uses proprietary techniques to adjust the composition of the portfolio for other factors such as position size, country, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time.

International Small Companies Fund generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent International Small Companies Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, International Small Companies Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by increasing or decreasing International Small Companies Fund's investment exposures; and/or (iv) adjust its foreign currency exposure. International Small Companies Fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, International Small Companies Fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

Benchmark: The benchmark of International Small Companies Fund is the MSCI EAFE Small Cap Index (Europe, Australasia, and Far East).

Principal Risks: Principal risks of an investment in the International Small Companies Fund include Stock Market Risk, Small- and Medium-sized Companies Risk, Market Capitalization Risk, Foreign Investment Risk, Foreign Currency Transactions Risk, and Liquidity Risk. Other Principal risks of an investment in the International Small Companies Fund include Fund-of-Funds Risk, Investment Style Risk, Derivatives Risk, Emerging Market Risk, Credit Risk, Market Disruption and Geopolitical Risk, Management Risk and Large Shareholder Risk.

GMO EMERGING MARKETS FUND

Investment Objective: GMO Emerging Markets Fund ("Emerging Markets Fund") seeks total return in excess of that of its benchmark.

Principal Investment Strategies: Emerging Markets Fund typically makes equity investments in companies whose stocks are traded in the securities markets of the world's non-developed markets ("emerging markets"). Under normal circumstances, Emerging Markets Fund invests at least 80% of its assets in investments tied economically to emerging markets.

The Manager uses proprietary quantitative models and fundamental analysis to decide which countries to invest in and to identify potential stocks. Country selection generally is the most significant factor affecting Emerging Markets Fund's performance relative to its benchmark. The Manager's evaluation and selection decisions for countries and stocks are based on several factors and models, including:

  Countries – value, momentum, and macroeconomic models; and

  Stocks – earnings and price momentum, price to earnings ratios, price to book ratios and quality.

The factors considered and models used by the Manager may change over time.

Emerging Markets Fund seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent Emerging Markets Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, Emerging Markets Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives (including options, futures, warrants, and swap contracts) and exchange-traded funds ("ETFs") to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by increasing or decreasing Emerging Markets Fund's investment exposures; and/or (iv) adjust its foreign currency exposure. Emerging Markets Fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, Emerging Markets Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

Emerging Markets Fund has entered into an agreement with an ETF that allows Emerging Markets Fund to invest in that ETF beyond 1940 Act statutory limitations, provided that Emerging Markets Fund complies with the terms and conditions of the ETF's exemptive order.

Benchmark: Emerging Markets Fund's benchmark is the S&P/IFCI (Investable) Composite Index.

Principal Risks: Principal risks of an investment in Emerging Markets Fund include Stock Market Risk, Foreign Investment Risk, Foreign Currency Transactions Risk, Liquidity Risk, Small- and Medium-sized Companies Risk, and Market Capitalization Risk. Other principal risks of an investment in Emerging Markets Fund include Fund-of-Funds Risk, Focused Investment Risk, Investment Style Risk, Derivatives Risk, Credit Risk, Emerging Market Risk, Non-Diversification Risk, Market Disruption and Geopolitical Risk, Management Risk and Large Shareholder Risk.

GMO EMERGING COUNTRIES FUND

Investment Objective: GMO Emerging Countries Fund ("Emerging Countries Fund") seeks total return in excess of that of its benchmark.

Principal Investment Strategies: Emerging Countries Fund typically makes equity investments in companies whose stocks are traded in the securities markets of the world's non-developed countries ("emerging countries"). Under normal circumstances, Emerging Countries Fund invests at least 80% of its assets in investments tied economically to emerging countries.

The Manager uses proprietary quantitative models and fundamental analysis to decide which countries to invest in and to identify potential stocks. Country selection generally is the most significant factor affecting Emerging Countries Fund's performance relative to its benchmark. The Manager's evaluation and selection decisions for countries and stocks are based on several factors and models, including:

  Countries – value, momentum, and macroeconomic models; and

  Stocks – earnings and price momentum, price to earnings ratios, price to book ratios and quality.

The factors considered and the models used by the Manager may change over time.

Emerging Countries Fund generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent Emerging Countries Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, Emerging Countries Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives (including options, futures, warrants, and swap contracts) and exchange-traded funds ("ETFs") to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by increasing or decreasing Emerging Countries Fund's investment exposures; and/or (iv) adjust its foreign currency exposure. Emerging Countries Fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, Emerging Countries Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

Emerging Countries Fund has entered into an agreement with an ETF that allows Emerging Countries Fund to invest in that ETF beyond 1940 Act statutory limitations, provided that Emerging Countries Fund complies with the terms and conditions of the ETF's exemptive order.

Benchmark: Emerging Countries Fund's benchmark is the S&P/IFCI (Investable) Composite Index.

Principal Risks: Principal risks of an investment in Emerging Countries Fund include Stock Market Risk, Foreign Investment Risk, Foreign Currency Transactions Risk, Liquidity Risk, Small- and Medium-sized Companies Risk, and Market Capitalization Risk. Other principal risks of an investment in Emerging Countries Fund include Fund-of-Funds Risk, Focused Investment Risk, Derivatives Risk, Credit Risk, Investment Style Risk, Emerging Market Risk, Non-Diversification Risk, Market Disruption and Geopolitical Risk, Management Risk and Large Shareholder Risk.

GMO DEVELOPED WORLD STOCK FUND

Investment Objective: GMO Developed World Stock Fund ("Developed World Stock Fund") seeks high total return. Developed World Stock Fund seeks to achieve its objective by outperforming its benchmark.

Principal Investment Strategies: Developed World Stock Fund typically makes equity investments in companies tied economically to the world's developed markets, including the U.S. Under normal circumstances, Developed World Stock Fund invests at least 80% of its assets in stocks tied economically to developed markets. For this purpose, the term "stocks" refers to investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depository receipts, and the term "developed markets" refers to those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics.

The Manager relies principally on proprietary quantitative models to evaluate and select individual stocks, countries, and currencies. The Manager also employs fundamental investment techniques in selecting stocks, countries, and currencies for the portfolio.

In selecting stocks for the portfolio, the Manager seeks to identify stocks it believes are (i) undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. In selecting countries in which to invest and determining Developed World Stock Fund's currency exposures, the Manager considers many factors, which may include aggregate stock market valuations, global competitiveness, and investor sentiment.

The Manager also uses proprietary techniques to adjust the composition of the portfolio for other factors such as position size, country, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time.

Developed World Stock Fund generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent Developed World Stock Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, Developed World Stock Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by increasing or decreasing Developed World Stock Fund's investment exposures; and/or (iv) adjust its foreign currency exposure. Developed World Stock Fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, Developed World Stock Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

Benchmark: Developed World Stock Fund's benchmark is the MSCI World Index.

Principal Risks: Principal risks of an investment in Developed World Stock Fund include Stock Market Risk, Foreign Investment Risk, and Foreign Currency Transactions Risk. Other principal risks of an investment in Developed World Stock Fund include Fund-of-Funds Risk, Investment Style Risk, Derivatives Risk, Credit Risk, Non-Diversification Risk, Market Disruption and Geopolitical Risk, Management Risk and Large Shareholder Risk.

OTHER FUNDS

GMO ALPHA ONLY FUND

Investment Objective: GMO Alpha Only Fund ("Alpha Only Fund") seeks to outperform its benchmark.

Investment Universe and Principal Investments: Alpha Only Fund invests in shares of GMO U.S. Equity Funds and GMO International Equity Funds, and also may invest in shares of GMO Emerging Country Debt Fund and GMO Flexible Equities Fund (collectively, the "underlying funds"). In addition, Alpha Only Fund may invest in securities. Alpha Only Fund implements its strategy with investments in a combination of U.S., foreign, and emerging country equities, and emerging country debt.

The Manager uses proprietary quantitative models and fundamental investment techniques to select the underlying funds and securities in which Alpha Only Fund invests and to decide how much to invest in each. These models use multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, and emerging country debt) and sub-asset classes (e.g., small-to-mid cap stocks in the foreign equity asset class and quality stocks in the U.S. equity and emerging country equity asset classes). The Manager seeks to hedge some or all of the broad market exposure of the underlying funds and assets in which Alpha Only Fund invests by using futures, swap contracts, and currency forwards and by making short sales of securities (e.g., shares of an exchange-traded fund). The Manager changes Alpha Only Fund's holdings in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance Alpha Only Fund's investments.

To the extent that Alpha Only Fund's hedges are effective, the performance of Alpha Only Fund's portfolio is expected to have a low correlation to the performance of the underlying funds and assets in which Alpha Only Fund invests. Instead, Alpha Only Fund's performance is expected to approximate the performance of the underlying funds and assets in which Alpha Only Fund invests relative to the broader securities markets.

Alpha Only Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and other cash equivalents. To the extent Alpha Only Fund takes temporary defensive positions, it may not achieve its investment objective.

Benchmark: Alpha Only Fund's benchmark is the Citigroup 3 Month Treasury Bill Index.

Principal Risks: Principal risks of an investment in Alpha Only Fund include Stock Market Risk, Interest Rate Risk, Derivatives Risk, Foreign Investment Risk, and Fund-of-Funds Risk. Other principal risks of an investment in Alpha Only Fund include Liquidity Risk, Foreign Currency Transactions Risk, Non-Diversification Risk, Leverage Risk, Credit Risk, Real Estate Risk, Short Sales Risk, Small- and Medium-sized Companies Risk, Market Capitalization Risk, Emerging Market Risk, Market Disruption and Geopolitical Risk, Management Risk and Large Shareholder Risk.

GMO SPECIAL SITUATIONS FUND

Investment Objective: GMO Special Situations Fund ("Special Situations Fund") seeks capital appreciation and capital preservation.

Principal Investment Strategies: Special Situations Fund seeks to achieve its investment objectives by implementing investment strategies that complement long-only investments in global equities and fixed income instruments. Special Situations Fund may have long or short exposure to foreign and U.S. equity securities (including both growth and value style equities and equities of any market capitalization), foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), currencies, and, from time to time, other alternative asset classes (e.g., instruments that seek exposure to or hedge risks of market volatility). Special Situations Fund is not restricted in its exposure to any particular asset class, and at times may be substantially exposed (long or short) to a single asset class (e.g., equity securities or fixed income securities). In addition, Special Situations Fund is not restricted in its exposure (long or short) to any particular market. Special Situations Fund may have substantial exposure (long or short) to a particular country or type of country (e.g., emerging countries). Special Situations Fund could be subject to material losses from a single investment.

In managing Special Situations Fund's strategy, the Manager employs proprietary quantitative investment models and fundamental judgment for the selection of derivatives and other investments and portfolio construction. The models use one or more independent, though possibly concentrated or focused, strategies for selection of investments. The Manager also may eliminate strategies or add new strategies in response to additional research, changing market conditions, or other factors.

In pursuing its investment objectives, Special Situations Fund is permitted to use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, swap contracts, swaptions and foreign currency derivative transactions. For example, in circumstances that the Manager deems appropriate, Special Situations Fund intends to use credit default swaps to a significant extent to take an active long or short position with respect to the likelihood of default by special purpose, corporate, or sovereign issuers. Additionally, in circumstances that the Manager deems appropriate, Special Situations Fund intends to take significant active long and short currency positions in a particular currency through exchange-traded and OTC foreign currency derivatives as well as to hedge its currency exposure through the use of currency forwards and other derivatives. Except for margin or other applicable regulatory requirements, there are no limitations on the extent of Special Situations Fund's net long or net short positions.

Special Situations Fund may elect to make some or all of its investments through one or more wholly-owned, non-U.S. subsidiaries. GMO may serve as the investment manager to these companies but will not receive any additional management or other fees for those services.

Special Situations Fund may invest in unaffiliated money market funds in reliance on Rule 12d1-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). Investments by Special Situations Fund in unaffiliated money market funds may exceed the limits expressed in Section 12(d)(1)(A) of the 1940 Act. Additionally, Special Situations Fund may (but is not required to) invest in GMO U.S. Treasury Fund.

Benchmark: Special Situations Fund does not seek to control risk relative to a particular securities market index or benchmark. In addition, Special Situations Fund does not seek to outperform a particular securities market index or blend of market indices.

Principal Risks: Principal risks of an investment in Special Situations Fund include Customized Investment Program Risk, Management Risk, Derivatives Risk, Foreign Currency Transactions Risk, Leverage Risk, Credit Risk, Liquidity Risk, Focused Investment Risk, Interest Rate Risk, Non-Diversification Risk, Foreign Investment Risk, Market Disruption and Geopolitical Risk, Large Shareholder Risk, Stock Market Risk and Fund-of-Funds Risk.

GMO FLEXIBLE EQUITIES FUND

Investment Objective: GMO Flexible Equities Fund ("Flexible Equities Fund") seeks total return in excess of its benchmark.

Principal Investment Strategies: Flexible Equities Fund plans to pursue its investment objective principally by investing in equity securities traded in any of the world's securities markets based on the Manager's assessment of relative opportunities in those markets. Under normal circumstances, Flexible Equities Fund invests at least 80% of its assets in equity investments.

Flexible Equities Fund is permitted to make equity investments of all types, including equities issued by foreign and/or U.S. companies, growth and/or value style equities, and equities of any market capitalization. In addition, Flexible Equities Fund is not restricted in its exposure to any market or type of equity security, and may invest all its assets in a limited number of equity securities of companies in a single country and/or capitalization range. Flexible Equities Fund could be subject to material losses from a single investment.

The Manager uses proprietary quantitative models and fundamental investment techniques to select the countries and equities in which Flexible Equities Fund invests, to decide how much to invest in each, and to determine Flexible Equities Fund's currency exposures. The Manager shifts investments among equities issued by companies in different countries in response to changes in its investment outlook and market valuations and to accommodate cash flows.

Flexible Equities Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. If Flexible Equities Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, Flexible Equities Fund is permitted to (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by increasing or decreasing Flexible Equities Fund's investment exposures; and/or (iv) adjust its foreign currency exposure. Flexible Equities Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. For investment and hedging purposes, Flexible Equities Fund also may make short sales of securities, including short sales of securities Flexible Equities Fund does not own. In addition, Flexible Equities Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

Flexible Equities Fund may invest in unaffiliated money market funds. Additionally, Flexible Equities Fund may (but is not required to) invest in GMO U.S. Treasury Fund.

Benchmark: Flexible Equities Fund's primary benchmark is the MSCI World Index. Flexible Equities Fund also may identify and measure its performance against one or more secondary benchmarks from time to time. Flexible Equities Fund does not seek to control risk relative to the MSCI World Index or any other benchmark.

Principal Risks: Principal risks of an investment in Flexible Equities Fund include Management Risk, Stock Market Risk, Foreign Investment Risk, Focused Investment Risk, Foreign Currency Transactions Risk, Liquidity Risk, Market Capitalization Risk, Small- and Medium-Sized Companies Risk, Non-Diversification Risk, Large Shareholder Risk, Fund-of-Funds Risk, Market Disruption and Geopolitical Risk, Derivatives Risk, Leverage Risk, Credit Risk and Short Sales Risk.

BENCHMARKS

Each underlying fund has a stated benchmark (each, a "Benchmark"). Notwithstanding its Benchmark, an underlying fund may buy securities not included in its Benchmark or hold securities in very different proportions than its Benchmark. Each underlying fund's Benchmark is listed in the summaries above. General information about each Benchmark is provided in the table below. In some cases, an underlying fund's Benchmark differs from the broad-based index that the SEC requires a fund to use in the average annual return table. In addition, GMO may change an underlying fund's Benchmark and use additional benchmarks from time to time.

Index	Description
Barclays Capital U.S. Aggregate Index	Independently maintained and published index comprised of U.S. fixed rate debt issues having a maturity of at least one year and rated investment grade or higher.
Barclays Capital U.S. Government Index	Independently maintained and published U.S. government bond index.
Barclays Capital U.S. Treasury Inflation Notes Index	Independently maintained index of Inflation- Protection Securities issued by the U.S. Treasury.
Citigroup 3 Month Treasury Bill Index	Independently maintained and published short-term Treasury bill index.
JPMorgan Emerging Markets Bond Index Global

Independently maintained and published index composed of debt securities of countries, which includes Brady Bonds, sovereign debt, local debt and Eurodollar debt, all of which are U.S. dollar denominated.

JPMorgan Global Government Bond Index	Independently maintained and published index composed of government bonds of developed countries, including the U.S. with maturities of one year or more.
JPMorgan Non-U.S. Government Bond Index	Independently maintained and published index composed of non-U.S. government bonds with maturities of one year or more.
JPMorgan Non-U.S. Government Bond Index (Hedged) (ex-Japan)	Independently maintained and published index composed of non-U.S. government bonds (excluding Japanese government bonds) with maturities of one year or more that are hedged into U.S. dollars.
JPMorgan U.S. 3 Month Cash Index	Independently maintained and published index measuring the total return performance of three-month U.S. dollar Euro-Deposits.
MSCI EAFE Index (Europe, Australasia, and Far East)	Independently maintained and published large capitalization international stock index.
MSCI EAFE Index (Europe, Australasia, and Far East) (Hedged)	Independently maintained and published large capitalization international stock index that is hedged into U.S. dollars.
MSCI EAFE Growth Index (Europe, Australasia, and Far East)	Independently maintained and published large capitalization international stock index that measures the performance of large- and mid-cap growth stocks in developed markets.
MSCI EAFE Small Cap Index (Europe, Australasia, and Far East)	Independently maintained and published small capitalization international stock index.
MSCI EAFE Value Index (Europe, Australasia, and Far East)	Independently maintained and published large capitalization international stock index that measures the performance of large- and mid-cap value stocks in developed markets.
MSCI U.S. REIT Index	Independently maintained and published index of equity securities issued by REITs.
MSCI World Index	Independently maintained and published global developed markets equity index.
Russell 1000® Growth Index	Independently maintained and published index, measuring the performance of stocks included in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.
Russell 1000® Value Index	Independently maintained and published index, measuring the performance of stocks included in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
Russell 2500® Growth Index	Independently maintained and published index, measuring the performance of stocks included in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values.
Russell 2500® Value Index	Independently maintained and published index, measuring the performance of stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values.
S&P 500 Index	Independently maintained and published index of large capitalization U.S. stocks.
S&P Developed ex-U.S. Small Cap Index (formerly, the S&P/Citigroup EMI World ex-U.S. Index)

Independently maintained and published index that is the small capitalization stock component of the S&P/Citigroup Broad Market Index (BMI). The BMI includes listed shares of companies from developed and emerging market countries with total available market capitalization (float) of at least the local equivalent of USD100 million. The S&P Developed ex-U.S. Small Cap Index represents the bottom 15% of available capital (float) of the BMI in each country. The S&P Developed ex- U.S. Small Cap Index excludes the stocks of U.S. companies included in the BMI.

S&P/IFCI (Investable) Composite Index	Independently maintained and published market capitalization-weighted index of the performance of securities traded on stock exchanges of emerging markets.

MANAGEMENT

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds."

General

The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds which consists of, as of March 1, 2010, 133 series comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex" or the "Trusts"). The business address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 75.

Information for Trustees, all of whom are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("Independent Trustees"), appears below. In addition to the Officers listed below, the Funds have appointed an Anti-Money Laundering Compliance Officer.

Name and Age	Position Held with Registrant/Length of Service[1]	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
INDEPENDENT TRUSTEES[2]
K. Dun Gifford, 71	Trustee, since 2010

Former Trustee of Evergreen fund complex from 1974 to 2010. Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

N/A
Peter G. Gordon, 67	Trustee, since 1998, Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Chairman, President and CEO of Crystal Geyser Water Company.	N/A
Isaiah Harris, Jr., 56	Trustee, since 2009, Advisory Board Member, from 2008 to 2009

Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State University Foundation Board of Governors and a member of the Advisory Board of Iowa State University School of Business.

CIGNA Corporation Deluxe Corporation
Judith M. Johnson, 60	Trustee, since 2008

Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is a certified public accountant and a certified managerial accountant.

N/A
David F. Larcker, 59	Trustee, since 2009, Advisory Board Member, from 2008 to 2009

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

N/A
Olivia S. Mitchell, 56	Trustee, since 2006

Professor of Insurance and Risk Management, Wharton School, University of Pennsylvania. Director of the Boettner Center on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate, National Bureau of Economic Research.

N/A
Timothy J. Penny, 57	Trustee, since 1996

President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

N/A
Michael S. Scofield, 67	Trustee, since 2010	Former Trustee of Evergreen fund complex from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)	N/A
Donald C. Willeke, 69	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 to present.	N/A
OFFICERS
Karla M. Rabusch, 50	President, since 2003

Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

N/A
David Berardi, 34	Assistant Treasurer, since 2009

Vice President of Evergreen Investment Management Company, LLC since 2008. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC since 2004.

N/A
Jeremy DePalma, 35	Assistant Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2008. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration since 2005.

N/A
C. David Messman, 49	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Managing Counsel of Wells Fargo Bank, N.A. since 2000.	N/A
Debra Ann Early, 45	Chief Compliance Officer, since 2007

Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

N/A
Kasey Phillips, 38	Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2006 and currently the Treasurer of the Evergreen Funds since 2005. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

N/A
1	Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.
2	Immediately following the consummation of the first reorganization of an Evergreen fund with a Wells Fargo Advantage Fund (presently expected to occur on or about July 9, 2010), Mr. Michael S. Scofield and Mr. K. Dun Gifford, current Trustees of the Evergreen funds will join the Board of Trustees of the Trust. Messrs. Scofield and Gifford have each served as Trustees of the Evergreen fund family for over 25 years. Mr. Scofield is a retired attorney of the Law Offices of Michael S. Scofield, and a Director and Chairman of Branded Media Corporation (a multi-media branding company). Mr. Gifford is the Chairman and President of Oldways Preservation and Exchange Trust (education) and a Trustee, Member of the Executive Committee, and former Treasurer of Cambridge College.

The Trust's Declaration of Trust does not set forth any specific qualifications to serve as a Trustee other than that no person shall stand for initial election or appointment as a Trustee if such person has already reached the age of 72. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Trustee candidates and a process for evaluating potential conflicts of interest, which identifies certain disqualifying conflicts. None of the current Trustees is an "interested person" of the Trust as that term is defined in the 1940 Act.
Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, Funds Management, sub-advisers, other service providers, counsel and the independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee's ability to perform his or her duties effectively has been attained through the Trustee's business, consulting, public service and/or academic positions and through experience from service as a board member of the Trust and the other Trusts in the Fund Complex (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below. Each Trustee's ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.
K. Dun Gifford. Mr. Gifford has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen fund complex since 1974. He is a Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer of Cambridge College. He is also Chairman and President of Oldways Preservation and Exchange Trust, a non-profit educational organization.
Peter G. Gordon. Mr. Gordon has been a Trustee since 1998, Chairman of the Board of Trustees since 2005, the Lead Independent Trustee from 2001 through 2005, and Chairman of the Governance Committee since 2005, with respect to all of the Trusts in the Fund Complex. In addition, he has over 30 years of executive and business experience as the co-founder, Chairman, President and CEO of Crystal Geyser Water Company.
Isaiah Harris, Jr. Mr. Harris has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009. He has been the Chairman of the Board of CIGNA Corporation since 2009, and has been a director of CIGNA Corporation since 2005. He also has been a director of Deluxe Corporation since 2003. As a director of these and other public companies, he has served on board committees, including Governance, Audit and Compensation Committees. Mr. Harris served in senior executive positions, including as president, chief executive officer, vice president of finance and/or chief financial officer, of operating companies for approximately 20 years.
Judith M. Johnson. Ms. Johnson has served as a Trustee of the Trusts in the Fund Complex since 2008 and as Chair of the Audit Committee since 2009. She served as the Chief Executive Officer and Chief Investment Officer of the Minneapolis Employees Retirement Fund for twelve years until her retirement in 2008. Ms. Johnson is a licensed attorney, as well as a certified public accountant and a certified managerial accountant. Ms. Johnson has been determined by the Board to be an audit committee financial expert as such term is defined in the applicable rules of the SEC.
David F. Larcker. Mr. Larcker has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009. Mr. Larcker is the James Irvin Miller Professor of Accounting at the Graduate School of Business of Stanford University. He is also the Director of the Corporate Governance Research Program and Co-director of The Rock Center for Corporate Governance at Stanford University. He has been a professor of accounting for over 30 years. He has written numerous articles on a range of topics, including managerial accounting, financial statement analysis and corporate governance.
Olivia S. Mitchell. Ms. Mitchell has served as a Trustee of the Trusts in the Fund Complex since 2006. Ms. Mitchell is Department Chair and Professor, Department of Insurance and Risk Management, and International Foundation of Employee Benefit Plans Professor at the Wharton School of the University of Pennsylvania. She also serves in senior positions with academic and policy organizations that conduct research on pensions, retirement, insurance and related topics, including as Executive Director of the Pension Research Council and Director of the Boettner Center on Pensions and Retirement Research, both of the University of Pennsylvania. She has been a professor of economics, insurance and risk management for over 30 years. She has written numerous articles and books on a range of topics, including retirement risk management, private and social insurance, and health and retirement analysis and policy.
Timothy J. Penny. Mr. Penny has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996. He has been President and CEO of Southern Minnesota Initiative Foundation since 2007 and a Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. He also serves as a member of the board of another non-profit organization. Mr. Penny was a member of the U.S. House of Representatives for 12 years representing Southeastern Minnesota's First Congressional District.
Michael S. Scofield. Mr. Scofield has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen fund complex since 1984, where he served as Chairman of the Board. He also serves as chairman of the Independent Directors Council, an organization dedicated to serving the independent investment company director community, and other leadership positions in the investment company industry. He previously worked as an attorney with the Law Offices of Michael S. Scofield. He was formerly Director and Chairman of Branded Media Corporation, a multi-media branding company.
Donald C. Willeke. Mr. Willeke has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996. Previously, he served on the board of trustees of another registered investment company. He is an attorney in private practice and has served as General Counsel of the Minneapolis Employees Retirement Fund for more than 25 years.

Board of Trustees - Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Trust and the Funds rests with the Board of Trustees. The Board has engaged Funds Management to manage the Funds on a day-to day basis. The Board is responsible for overseeing Funds Management and other service providers in the operation of the Trust in accordance with the provisions of the 1940 Act, applicable provisions of Delaware law, other applicable laws and the Fund's charter. The Board is currently composed of seven members, each of whom is an Independent Trustee. The Board currently conducts regular meetings five times a year. In addition, the Board frequently holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.
The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman's role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. In order to assist the Chairman in maintaining effective communications with the other Trustees and Funds Management, the Board has appointed a Chair Liaison to work with the Chairman to coordinate Trustee communications and to assure timely responses to Trustee inquiries, board governance and fiduciary matters. The Chair Liaison serves for a one-year term, which may be extended with the approval of the Board. Except for any duties specified herein or pursuant to the Trust's charter document, the designation of Chairman or Chair Liaison does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally.
The Board also has established a Governance Committee and an Audit Committee to assist the Board in the oversight and direction of the business and affairs of the Trust, and from to time may establish informal working groups to review and address the policies and practices of the Trust with respect to certain specified matters. Additionally, the Board has established investment teams to review in detail the performance of each of the Funds, in light of each Fund's investment objectives and strategies, to meet with portfolio managers, and to report back to the full Board. The Board occasionally engages independent consultants to assist it in evaluating initiatives or proposals. The Board believes that the Board's current leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.
The Funds and Trusts are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of Funds Management, the subadvisers and other service providers (depending on the nature of the risk), who carry out the Funds' investment management and business affairs. Each of Funds Management, the sub-advisers and other service providers have their own, independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.
Risk oversight forms part of the Board's general oversight of the Funds and Trusts and is addressed as part of various Board and Committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. As part of its regular oversight of the Trusts, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Funds Management, subadvisers, the Chief Compliance Officer of the Funds, the independent registered public accounting firm for the Funds, and internal auditors for Funds Management or its affiliates, as appropriate, regarding risks faced by the Funds and relevant risk functions. The Board, with the assistance of its investment teams, reviews investment policies and risks in connection with its review of the Funds' performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds' compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board's periodic review of the Funds' advisory, subadvisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board oversees a management valuation team comprised of officers of Funds Management, has approved and periodically reviews valuation policies applicable to valuing the Fund shares and has established a valuation committee of Trustees. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Committees.

As noted above, the Board has established a standing Governance Committee, a standing Audit Committee and a standing Valuation Committee to assist the Board in the oversight and direction of the business and affairs of the Trust. Each such Committee operates pursuant to a charter approved by the Board and is chaired by an Independent Trustee. Each Independent Trustee is a member of the Trust's Governance Committee, Audit Committee and Valuation Committee.

(1) Governance Committee. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only Independent Trustees may nominate and select persons to become Independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. The Governance Committee meets only as necessary and held no meetings during any of the Fund's most recently completed fiscal years because each Fund did not begin operations until [July 12], 2010. Peter Gordon serves as the chairman of the Governance Committee.

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee's consideration, which are set forth in the Trusts' Governance Committee Charter. The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five calendar days nor more than seventy-five calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the "candidate"), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the 1940 Act) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

The Governance Committee may from time-to-time propose nominations of one or more individuals to serve as members of an "advisory board," as such term is defined in Section 2(a)(1) of the 1940 Act ("Advisory Trustees"). An individual may be eligible to serve as an Advisory Trustee only if that individual meets the requirements to be a "non-interested" Trustee under the 1940 Act and does not otherwise serve the Trust in any other capacity. Any Advisory Trustee shall serve at the pleasure of the Board and may be removed, at any time, with or without cause, by the Board. An Advisory Trustee may be nominated and elected as a Trustee, at which time he or she shall cease to be an Advisory Trustee. Advisory Trustees shall perform solely advisory functions. Unless otherwise specified by the Committee or the Board, Advisory Trustees are invited to attend meetings of the Board and all committees of the Board. Advisory Trustees shall participate in meeting discussions but do not have a vote upon any matter presented to the Board or any committee of the Board, nor do they have any power or authority to act on behalf of or to bind the Board, any committee of the Board or the Trust. Advisory Trustees shall not have any responsibilities or be subject to any liabilities imposed upon Trustees by law or otherwise. Advisory Trustees shall be entitled, to the maximum extent permitted by law, to be indemnified by the Trust and shall be covered by any liability insurance coverage that extends to Trustees and officers of the Trust. Advisory Trustees shall be paid the same meeting fees payable to Trustees and shall have their expenses reimbursed in accordance with existing Board expense reimbursement policies. Advisory Trustees shall not receive any retainer fees.

(2) Audit Committee. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and held no meetings during any of the Fund's most recently completed fiscal years because each Fund did not begin operations until [July 12], 2010. Judith M. Johnson serves as the chairperson of the Audit Committee.

(3) Valuation Committee. The Board has delegated to the Valuation Committee the authority to take any necessary or appropriate action and address any issues regarding the valuation of Fund portfolio securities under the Trust's valuation procedures, including determining the fair value of securities between Board regularly scheduled meetings in instances where that determination has not otherwise been delegated to the valuation team ("Management Valuation Team") of Funds Management. The Board considers for ratification at each quarterly meeting any valuation actions taken by the Valuation Committee or the Management Valuation Team during the previous quarter that require ratification. Any one member of the Valuation Committee may constitute a quorum for a meeting of the committee. The Valuation Committee convened approximately four times during 2009.

Compensation. For the calendar year ended December 31, 2008, each Trustee received an annual retainer (payable quarterly) of $160,000 from the Fund Complex. Each Trustee and Advisory Board Member also received a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at the first telephonic Fund Complex Board meeting and each telephonic Board meeting beyond five. In addition, the Chairperson of the Fund Complex Board received an additional $40,000 annual retainer and the Chairperson of the Audit Committee received an additional $20,000 annual retainer, for the additional work and time devoted by the Chairpersons. Prior to January 1, 2008, each Trustee received an annual retainer (payable quarterly) of $140,000 from the Fund Complex. Each Trustee also received a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson of the Fund Complex Board received an additional $40,000 annual retainer and the Chairperson of the Audit Committee received an additional $16,000 annual retainer, for the additional work and time devoted by the Chairpersons.
Effective January 1, 2009, each Trustee receives an annual retainer (payable quarterly) of $160,000 from the Fund Complex. Each Trustee and Advisory Board Member receives a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson of the Fund Complex Board receives an additional $40,000 annual retainer and the Chairperson of the Audit Committee receives an additional $20,000 annual retainer, for the additional work and time devoted by the Chairpersons.

The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. Listed below is the estimated Trustee compensation that will be paid by the Funds for the fiscal year ending September 30, 2010 and by the Fund Complex for the twelve months ended December 31, 2009:

Trustee Compensation Table - Fiscal Year Ended September 30, 2010
Independent Trustees
Fund	Peter G. Gordon	Isaiah Harris, Jr.	Judith M. Johnson	David Larcker	Olivia S. Mitchell	Timothy J. Penny	Donald C. Willeke
Asset Allocation Fund
Total Compensation from Fund Complex[1]
1	Includes Trustee compensation received by other funds within the entire Fund Complex as of December 31, 2009 (consisting of 133 funds).

Beneficial Equity Ownership Information. As of the calendar year ended December 31, 2009, the Trustees, the Advisory Board Members and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the dollar value of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: $0; $1-$10,000; $10,001- $50,000; $50,001-$100,000; and over $100,000.

Beneficial Equity Ownership in the Funds and Fund Complex Calendar Year Ended December 31, 2009
Independent Trustees
Fund	Peter G. Gordon	Isaiah Harris, Jr.[1]	Judith M. Johnson	David Larcker[1]	Olivia S. Mitchell	Timothy J. Penny	Donald C. Willeke
Asset Allocation Fund
Aggregate Dollar Range of Equity Securities Of Fund Complex[2]	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
1	Messrs. Harris and Larcker were elected to the Board as Independent Trustees effective April 17, 2009.
2	Includes Trustee ownership in shares of other funds within the entire Fund Complex (consisting of 133 funds) as of December 31, 2009.

Ownership of Securities of Certain Entities. As of the calendar year ended December 31, 2009, none of the Independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

Investment Adviser

Wells Fargo Funds Management, LLC ("Funds Management"), an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Fund. Funds Management is responsible for implementing the investment policies and guidelines for the Fund, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund.

GMO is the investment adviser to Asset Allocation Trust and also serves as investment adviser to each of the underlying funds. GMO does not receive a fee from the Fund for its advisory services. However, the Fund indirectly bears expenses of the underlying funds, which are managed by GMO, including a share of management and other fees paid to GMO.

Affiliated Advisory Programs. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.

As compensation for its advisory services, Funds Management is entitled to receive a monthly fee at the annual rates indicated below of the Fund's average daily net assets:

Fund	Fee
Asset Allocation Fund	First $1 billion	0.250%
	Next $4 billion	0.225%
	Over $5 billion	0.200%

General. The Fund's Advisory Agreement will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. The Fund's Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

Portfolio Manager

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Portfolio Manager." The information in this section is provided as of [  ], the most recent fiscal year end for the Fund managed by the portfolio manager listed below (the "Portfolio Manager").

The Fund invests all of its assets directly in Asset Allocation Trust. GMO is the investment adviser to Asset Allocation Trust ("AAT"). Day-to-day management of AAT is the responsibility of GMO's Asset Allocation Division (the "Division"). The Division's members work collaboratively to manage AAT's portfolio, and no one person is primarily responsible for day-to-day management of AAT.

The Portfolio Manager manages the investment activities of the Fund on a day-to-day basis as follows.

Fund	Portfolio Mangers
Asset Allocation Fund	Ben Inker[1]
1	The Fund invests all of its assets directly in Asset Allocation Trust, for which GMO serves as investment adviser. Mr. Inker, an employee of GMO, is responsible for coordinating the portfolio management of Asset Allocation Trust.

Management of Other Accounts. The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Manager, not including the Fund. The accounts described include accounts that the Portfolio Manager manages in a professional capacity as well as accounts that the Portfolio Manager may manage in a personal capacity, if any, which are included under "Other Accounts."

[table(s) to come]

The following table indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts.

[Table to come]

Material Conflicts of Interest. The Portfolio Manager faces inherent conflicts of interest in his day-to-day management of the Fund and other accounts because the Fund may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Manager. For instance, to the extent that the Portfolio Manager manages accounts with different investment strategies than the Fund, he may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for the Fund. Additionally, some of the accounts managed by the Portfolio Manager may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Fund. The differences in fee structures may provide an incentive to the Portfolio Manager to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interest, [the Adviser] has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that they believe address the potential conflicts associated with managing portfolios for multiple clients and ensure that all clients are treated fairly and equitably. Additionally, the [Adviser] minimizes inherent conflicts of interest by assigning the Portfolio Manager to accounts having similar objectives. Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings. Furthermore, the [Adviser] has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the "Advisers Act") to address potential conflicts associated with managing the Fund and any personal accounts the Portfolio Manager may maintain.

The structure of the portfolio manager's or the Adviser's compensation may create an incentive for the portfolio manager or the Adviser to favor accounts whose performance has a greater impact on such compensation. The portfolio manager may, for example, have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor such accounts. Similarly, if the portfolio manager holds a larger personal investment in one fund than he does in another, the portfolio manager may have an incentive to favor the fund in which he holds a larger stake.

GMO. Because the senior member manages other accounts, including accounts that pay higher fees or accounts that pay performance based fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of Asset Allocation Trust and the investment strategy of the other accounts managed by the senior member and potential conflicts in the allocation of investment opportunities between Asset Allocation Trust and such other accounts.

Compensation. Senior members of each division are members (partners) of GMO. Compensation for a senior member consists of a fixed annual base salary, a partnership interest in the firm's profits and possibly an additional, discretionary, bonus related to the senior member's contribution to GMO's success. The compensation program does not disproportionately reward outperformance by higher fee/performance fee products. GMO's Compensation Committee determines a senior member's base salary taking into account current industry norms and market data to ensure that GMO pays a competitive base salary. The Compensation Committee also determines the level of partnership interest, taking into account a senior member's contribution to GMO and GMO's mission statement. The Committee may decide to pay a discretionary bonus to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market. Because each member's compensation is based on his individual performance, GMO does not have a typical percentage split among base salary, bonus and other compensation. GMO membership interests are the primary incentive for persons to maintain employment with GMO. GMO believes this is the best incentive to maintain stability of portfolio management personnel.

Beneficial Ownership in the Funds. The senior member has no beneficial interest in the Fund's shares.

Administrator

The Trust has retained Funds Management (the "Administrator"), the investment adviser for the Fund, located at 525 Market Street, 12th Floor, San Francisco, CA 94105, as administrator on behalf of the Fund pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Fund's operations, including communication, coordination, and supervision services with regard to the Fund's transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Fund, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Fund's investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Fund other than those services that are provided by the Fund's transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Fund's business together with ordinary clerical and bookkeeping services.

In addition, Funds Management has agreed to pay all of the Fund's fees and expenses for services provided by the Fund's transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Fund's fees and expenses for services provided by the Fund's transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of the Fund's average daily net assets:

	Fund-Level Administrator Fee		Class-Level Administrator Fee	Total Administrator Fee
Share Class	Average Daily Net Assets	% of Average Daily Net Assets	% of Average Daily Net Assets	Average Daily Net Assets	% of Average Daily Net Assets
Class A, Class B and Class C	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.28%	First $5 billion Next $5 billion Over $10 billion	0.33% 0.32% 0.31%
Administrator Class	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.10%	First $5 billion Next $5 billion Over $10 billion	0.15% 0.14% 0.13%
Class R

Distributor

Wells Fargo Funds Distributor, LLC ("Funds Distributor"), an affiliate of Funds Management located at 525 Market Street, San Francisco, California 94105, serves as the distributor to the Fund.

The Fund that offers Class B and Class C shares have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for its Class B and Class C shares. The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Fund and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of the Fund pay the Distributor, on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses. Class B shares are closed to new investors and additional investments (except in connection with reinvestment of any distributions and permitted exchanges and at the closing of a reorganization). The Distributor may use the fees payable under the Plan to make payments to selling or servicing agents for past sales and distribution efforts, as well as for the provision of ongoing services to shareholders.

The actual fee payable to the Distributor by the Fund and classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the Financial Industry Regulatory Authority ("FINRA") under the Conduct Rules. The Distributor's distribution-related revenues from the Plan may be more or less than distribution-related expenses incurred during the period. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

DISTRIBUTION FEES

Because the Fund has not yet commenced operations, the Fund has not yet paid the Distributor any fees for distribution-related services.

General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.

Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Fund's shares pursuant to selling agreements with the Distributor authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Fund and its shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Fund is designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

Shareholder Servicing Agent

The Fund has approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the the Fund of up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Administrator Class and Class R shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that the Fund shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules enforced by FINRA.

General. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

Custodian and Fund Accountant

State Street Bank and Trust Company ("State Street"), located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Fund. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of the Fund, handles the receipt and delivery of securities, selects and monitors foreign sub custodians as the Fund's global custody manager, determines income and collects interest on the Fund's investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating the Fund's daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs.

Transfer and Distribution Disbursing Agent

Boston Financial Data Services, Inc. ("BFDS"), located at Two Thousand Crown Colony Drive, Quincy, Massachusetts 02169, acts as transfer and distribution disbursing agent for the Fund. For providing such services, BFDS is entitled to receive fees from the Administrator.

Underwriting Commissions

The Distributor serves as the principal underwriter distributing securities of the Fund on a continuous basis.

Code of Ethics

The Fund Complex, the Adviser and the Distributor each has adopted a code of ethics which contains policies on personal securities transactions by "access persons" as defined in each of the codes. These policies comply with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, as applicable. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by the Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. Such restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the Wells Fargo Advantage Funds family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by the Fund. The codes of ethics for the Fund Complex, the Adviser and the Distributor are on public file with, and are available from, the SEC.

DETERMINATION OF NET ASSET VALUE

The NAV per share for the Fund is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Fund's shares.

The Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. The Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we also use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of the Fund's assets that are invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Money market instruments and debt instruments maturing in 60 days or less generally are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For a Fund that invests directly in foreign securities, portfolio securities are generally valued on the basis of quotations from the primary market in which they are traded. However, if, in the judgment of the Board, a security's value has been materially affected by events occurring after the close of the exchange or the market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used to determine its value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Fund may be purchased on any day the Fund is open for business. Generally, the Fund is open for business each day the New York Stock Exchange is open for trading (a "Business Day"). The New York Stock Exchange is currently closed in observance of New Year's Day, Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

Purchase orders for the Fund received before the Fund's NAV calculation time, generally are processed at such time on that Business Day. Purchase orders received after the Fund's NAV calculation time generally are processed at the Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Fund will close early. On these days, the NAV calculation time and the distribution, purchase and redemption cut-off times for the Fund may be earlier than their stated NAV calculation time described above.

Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

The Fund reserves the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Fund may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. In addition, the Fund may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectuses.
The Dealer Reallowance for Purchases of Class A Shares is as Follows:

Amount of Purchase	Front-End Sales Charge as % of Public Offering Price	Front-End Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - $99,999	4.75%	4.99%	4.00%
$100,000 - $249,999	3.75%	3.90%	3.00%
$250,000 - $499,999	2.75%	2.83%	2.25%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 and over[1]	0.00%	0.00%	0.00%
1	We will assess Class A purchases of $1,000,000 or more a contingent deferred sales charge ("CDSC") if they are redeemed within eighteen months from the date of purchase, unless the dealer of record waived its commission. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

Purchases and Redemptions for Existing Wells Fargo Advantage Funds Account Holders Via the Internet. All shareholders with an existing Wells Fargo Advantage Funds account may purchase additional shares of funds or classes of funds within the Wells Fargo Advantage family of funds that they already own and redeem existing shares via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Advantage Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. Internet account access is available for institutional clients. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com/ advantagefunds for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

Extraordinary Circumstances Affecting Redemptions. Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than seven days for the Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by the Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable or practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

Reduced Sales Charges for Former C&B Portfolio Shareholders. Shareholders who purchased shares of the C&B Portfolios directly from the C&B Portfolios, and who became Wells Fargo Advantage Fund shareholders in the reorganization between the Advisors' Inner Circle Fund and the Trust effective July 26, 2004 will be permitted to purchase Class A shares of any Wells Fargo Advantage Fund and any unnamed shares of WealthBuilder Portfolios at NAV. Please see your account representative for details.

Reduced Sales Charges for Former Montgomery Fund Shareholders. Former Montgomery Fund Class P and Class R shareholders who purchased their shares directly from the Montgomery Funds and became Wells Fargo Advantage Fund shareholders in the reorganization, may purchase Class A shares of any Wells Fargo Advantage Fund, and any unnamed shares of WealthBuilder Portfolios at NAV. Shareholders who did not purchase such shares directly may purchase additional shares in the respective acquiring Wells Fargo Advantage Fund at NAV.

Reduced Sales Charges for Affiliated Funds. Any affiliated fund that invests in a Wells Fargo Advantage Fund may purchase Class A shares of such fund at NAV.

Reduced Sales Charges for Certain Holders of Class C Shares. No CDSC is imposed on redemptions of Class C shares where a fund did not pay a sales commission at the time of purchase.

Investors Eligible to Acquire Class B Shares. Class B shares are closed to new investors and additional investments from existing shareholders, except that existing shareholders of Class B shares may reinvest any distributions into Class B shares and exchange their Class B shares for Class B shares of other Wells Fargo Advantage Funds (as permitted by current exchange privilege rules, except specified persons may acquire Class B shares of a Fund in connection with the closing of a reorganization and except specified persons may acquire Class B shares of a Fund in connection with the closing of a reorganization). No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a distribution reinvestment or permitted exchange, or in connection with the closing of a reorganization.

Waiver of Minimum Initial Investment Amount for Institutional Class Shares for Eligible Investors. An eligible investor (as defined below) may purchase Institutional Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount. Eligible investors include:

  Clients of sub-advisers to those Funds which offer an Institutional Class who are clients of such sub-advisers at the time of their intended purchase of such Institutional Class shares;

  Clients of Wells Capital Management who are clients of Wells Capital Management at the time of their intended purchase of Institutional Class shares; and

  Clients of Wells Fargo Institutional Retirement Trust (IRT) who are clients of IRT at the time of their intended purchase of Institutional Class shares.

Related shareholders or shareholder accounts may be aggregated in order to meet the minimum initial investment requirement for Institutional Class shares. The following are examples of relationships that may qualify for aggregation:

  Related business entities, including;

  Corporations and their subsidiaries;

  General and limited partners; and

  Other business entities under common ownership or control.

  Shareholder accounts that share a common tax-id number.

  Accounts over which the shareholder has individual or shared authority to buy or sell shares on behalf of the account (i.e., a trust account or a solely owned business account).

All of the minimum initial investment waivers listed above may be modified or discontinued at any time.

Waiver of Minimum Initial and Subsequent Investment Amounts for All Shares Classes for Special Operational Accounts. Shares of any and all share classes of the Wells Fargo Advantage Funds may be acquired in special operational accounts (as defined below) without meeting the applicable minimum initial or subsequent investment amounts. Special operational accounts are designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions.

Compensation to Dealers and Shareholder Servicing Agents. Set forth below is a list of the member firms of FINRA to which the Adviser, the Funds' Distributor or their affiliates made payments out of their revenues in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders in the year ending December 31, 2009 ("Additional Payments"). (Such payments are in addition to any amounts paid to such FINRA firms in the form of dealer reallowances or fees for shareholder servicing or distribution. The payments are discussed in further detail in the Prospectuses under the title "Compensation to Dealers and Shareholder Servicing Agents"). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2009, are not reflected:

FINRA member firms

  401(k) Investment Services, Inc.

  ADP Broker-Dealer, Inc.

  A.G. Edwards & Sons, Inc.

  AIG Retirement Services Company

  Ameriprise Financial Services, Inc.

  Barclays Capital, Inc.

  Charles Schwab & Co., Inc.

  Citigroup Global Markets, Inc.

  CitiStreet Advisors LLC

  DWS Investments Distributors, Inc.

  Fidelity Brokerage Services LLC

  Goldman, Sachs & Co.

  GPC Securities, Inc.

  GWFS Equities, Inc.

  GunnAllen Financial, Inc.

  H.D. Vest Financial Services

  Hewitt Financial Services, LLC

  Hightower Securities, LLC

  J. P. Morgan Securities Inc.

  LPL Financial Corp.

  Mellon Financial Markets, LLC

  Merrill Lynch, Pierce, Fenner & Smith, Inc.

  Merriman Curhan Ford & Co. Inc.

  Mid Atlantic Capital Corporation

  Morgan Stanley DW Inc.

  MSCS Financial Services, LLC

  Nationwide Investment Services Corp.

  Pershing LLC

  Prudential Investment Management Services, LLC

  Prudential Retirement Brokerage Services, Inc.

  Raymond James & Associates, Inc.

  RBC Dain Rauscher, Inc.

  Robert W. Baird & Co.

  Ross, Sinclaire & Associates, LLC

  Security Distributors, Inc.

  State Street Global Markets, LLC

  TD Ameritrade Trust Company

  UBS Financial Services, Inc.

  VALIC Financial Advisors, Inc.

  Wachovia Capital Markets, LLC

  Wachovia Securities, LLC

  Wells Fargo Investments

In addition to member firms of FINRA, Additional Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Fund and its shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list.

Also not included on the list above are other subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Fund's Distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board, the [Adviser] is responsible for the Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the [Adviser] to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the [Adviser] generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, affiliated broker-dealers. However, the Fund and Funds Management have adopted a policy pursuant to Rule 12b- 1(h) under the 1940 Act that prohibits the Fund from directing portfolio brokerage to brokers who sell Fund shares as compensation for such selling efforts. In the over-the-counter market, securities are generally traded on a "net" basis with broker-dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the broker-dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

In placing orders for portfolio securities of the Fund, the Fund's [Adviser] is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the [Adviser] will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates.

The [Adviser] may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the [Adviser]. In selecting a broker-dealer under these circumstances, the [Adviser] will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer.

The [Adviser] may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, the [Adviser] is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the [Adviser] under the advisory contracts, and the expenses of the [Adviser] will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which the [Adviser] places securities transactions for the Fund may be used by the [Adviser] in servicing its other accounts, and not all of these services may be used by the [Adviser] in connection with advising the Fund.

Portfolio Turnover. The portfolio turnover rate is not a limiting factor when the [Adviser] deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Fund's whenever such changes are believed to be in the best interests of the Fund and its shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also result in adverse tax consequences to a Fund's shareholders.

Because the Fund has not yet commenced operations, no portfolio turnover informations is available.

Brokerage Commissions. Because the Fund has not yet commenced operations, the Fund has paid no brokerage commissions.

Directed Brokerage Commissions. Because the Fund has not yet commenced operations, the Fund has paid no directed brokerage commissions.

Securities of Regular Broker-Dealers. The Fund is required to identify any securities of its "regular brokers or dealers" (as defined under the 1940 Act) or of its parents that the Fund may hold at the close of their most recent fiscal year. Because the Fund has not yet commenced operation, this information is not yet available because the Fund has not completed a full fiscal year of operation.

FUND EXPENSES

From time to time, Funds Management may waive fees from the Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on the Fund's performance.

Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and distribution disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Fund); brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of the Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of the Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the series of the Trust, including the Fund, in a manner proportionate to the net assets of the Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.

FEDERAL INCOME TAXES

The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." Each Prospectus generally describes the federal income tax treatment of distributions by the Fund. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.

A shareholder's tax treatment may vary depending upon the shareholder's particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or IRAs), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in each Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Fund. Prospective shareholders are urged to consult their own tax advisers and financial planners regarding the federal tax consequences of an investment in the Fund, the application of state, local or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Fund.

Qualification as a Regulated Investment Company. It is intended that the Fund qualify as a regulated investment company ("RIC") under Subchapter M of Subtitle A, Chapter 1 of the Code. The Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to the Fund even though the Fund is a series of the Trust. Furthermore, the Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

In order to qualify as a RIC under the Code, the Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund's principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. However, 100% of the net income derived from an interest in a qualified publicly traded partnership will be treated as qualifying income.

The Fund must also diversify its holdings so that, at the end of each quarter of the Fund's taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund's total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term "outstanding voting securities of such issuer" includes the equity securities of a qualified publicly traded partnership, and in the case of a Fund's investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, the Fund generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net longterm capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year, if any. If a Fund meets all of the RIC requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute, or be deemed to have distributed, a sufficient amount of its investment company taxable income (as described above) and net tax-exempt interest income, if any, in a timely manner to maintain its status as a RIC and eliminate fund-level federal income taxation of such distributed income. However, no assurance can be given that a Fund will not be subject to federal income tax.

Moreover, the Fund may retain for investment all or a portion of its net capital gain. If the Fund retains any net capital gain, it will be subject to a tax at corporate rates on the amount of net capital gain retained, but may designate the retained amount as undistributed capital gain in a notice to its shareholders, who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

If, for any taxable year, the Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable to shareholders as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund which had previously qualified as a RIC were to fail to qualify as a RIC for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to tax on such built-in gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.

Equalization Accounting. The Fund may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals the Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits the Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect the Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS has not expressly sanctioned the particular equalization method used by the Fund, and thus the Fund's use of this method may be subject to IRS scrutiny.

Capital Loss Carry-Forwards. The Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. The Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to fund-level federal income tax, regardless of whether they are distributed to shareholders. Accordingly, the Fund does not expect to distribute any such offsetting capital gains. The Fund cannot carry back or carry forward any net operating losses. Because the Fund has not yet commenced operations, the Fund does not have capital loss carry-forwards to report.

If the Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carry-forwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization may be subject to severe limitations that could make such losses substantially unusable.

Excise Tax. If the Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). The Fund generally intends to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and thus expects not to be subject to the excise tax. However, no assurance can be given that the Fund will not be subject to the excise tax. Moreover, the Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by a Fund).

Taxation of Investments. In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount ("OID") (generally, a debt obligation with a purchase price less than its principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt obligations that is currently includible in income, even though the cash representing such income may not have been received by a Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by the Fund which a Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund holding such a security receives no interest payment in cash on the security during the year.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain orloss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark-to-market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below). These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.

Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign currency loss exceeds a Fund's net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a "straddle" and at least one (but not all) of the Fund's positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a "mixed straddle." A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income to fail to satisfy the applicable holding period requirements and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed. The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code's constructive ownership rules.

The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

In addition, a Fund's transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments to the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into longterm capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares, and (iii) thereafter, as capital gain. If a Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income in order to qualify as a RIC.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a RIC might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in derivatives transactions.

A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.

A Fund may invest directly or indirectly (e.g., through a REIT) in residual interests in real estate mortgage investment conduits ("REMICs") or in REITs or qualified REIT subsidiaries that are taxable mortgage pools ("REIT TMPs"). Under recent IRS guidance, a Fund must allocate "excess inclusion income" received directly or indirectly from REMIC residual interests or REIT TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or REIT TMPs directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes unrelated business taxable income ("UBTI") to Keogh, 401(k) and qualified pension plans, as well as IRAs and certain other tax exempt entities, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, does not qualify for any reduction, by treaty or otherwise, in the 30% federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal corporate income tax rate. To the extent permitted under the Investment Act of 1940, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund. The Funds have not yet determined whether such an election will be made.

"Passive foreign investment companies" ("PFICs") are generally defined as foreign corporations with respect to which at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and interest charges on "excess distributions" received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance that they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Fund may involve complex tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund seeks to avoid significant non-cash income, such non-cash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Fund could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of Distributions. Distributions paid out of a Fund's current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

For federal income tax purposes, distributions of investment income (except for exempt-interest dividends (defined below)) are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions properly designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. The Fund will designate capital gain dividends, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges the shareholder's Fund shares, subject to the discussion below, the shareholder generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and the shareholder's tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previously incurred charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under the "wash sale" rules to the extent the shareholder purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives, or is deemed to receive, a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI.

Federal Income Tax Rates. As of the date of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net long-term capital gain.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" equal to the highest net long-term capital gains rate, which generally is 15%. In general, "qualified dividend income" is income attributable to dividends received by a Fund in taxable years beginning on or before December 31, 2010, from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation's stock and by the shareholders with respect to the Fund's shares. If 95% or more of a Fund's gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund's ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of a Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by a Fund from securities lending, repurchase, and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisers and financial planners.

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of federal income tax laws.

Backup Withholding. A Fund is generally required to withhold and remit to the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (i) the shareholder fails to furnish the Fund with a correct "taxpayer identification number" ("TIN"), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is otherwise subject to backup withholding. These backup withholding rules may also apply to distributions that are properly designed as exempt interest dividends (defined below). Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder's federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

Corporate Shareholders. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisers and financial planners.

A portion of the interest paid or accrued on certain high-yield discount obligations that the Fund owns may not be deductible to the issuer. If a portion of the interest paid or accrued on certain high-yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction if certain requirements are met. In such cases, if the issuer of the high-yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such interest.

Foreign Shareholders. For purposes of this discussion, "foreign shareholders" include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations. "Exempt foreign shareholders" are foreign shareholders from whom a Fund obtains a properly completed and signed certificate of foreign status.

Generally, subject to certain exceptions described below, distributions made to foreign shareholders will be subject to nonrefundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty, except in the case of excess inclusion income, which does not qualify for any treaty exemption or reduction), even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, for taxable years of a Fund beginning before January 1, 2010, distributions made to exempt foreign shareholders and properly designated by a Fund as "interest-related dividends" will be exempt from federal income tax withholding. Interest-related dividends are generally attributable to the Fund's net interest income earned on certain debt obligations and paid to foreign shareholders. In order to qualify as an interest-related dividend, the Fund must designate a distribution as such in a written notice mailed to its shareholders not later than 60 days after the close of the Fund's taxable year. Notwithstanding the foregoing, if any distribution described above is "effectively connected" with a U.S. trade or business (or, if an applicable income tax treaty so requires, is attributable to a permanent establishment) of the recipient foreign shareholder, neither federal income tax withholding nor the exemption for interest-related dividends will apply, the distribution will be subject to the tax, withholding, and reporting requirements generally applicable to U.S. shareholders and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation.

In general, a foreign shareholder's capital gains realized on the disposition of Fund shares, and capital gain dividends, with respect to taxable years of a Fund beginning before January 1, 2010, "short-term capital gain dividends" (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an applicable income tax treaty so requires, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of capital gain dividends and certain other conditions are met; or (iii) the Fund shares on which the foreign shareholder realized gain constitute U.S. real property interests ("USRPIs," defined below) or, in certain cases, distributions are attributable to gain from the sale or exchange of a USRPI. If the requirements of clause (i) are met, the tax, withholding, and reporting requirements applicable to U.S. shareholders generally will apply to the foreign shareholder, and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation. If the requirements of clause (i) are not met but the requirements of clause (ii) are met, such gains and distributions will be subject to federal income tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). If the requirements of clause (iii) are met, the foreign shareholder may be subject to certain tax, withholding, and/or reporting requirements, depending in part on whether the foreign shareholder holds (or has held in the prior 12 months) more than a 5% interest in the Fund. "Short-term capital gain dividends" are distributions attributable to a Fund's net short-term capital gain in excess of its net long-term capital loss and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

Subject to certain exceptions, a "USRPI" is generally defined as (i) an interest in real property located in the United States or the Virgin Islands, or (ii) any interest (other than solely as a creditor) in a domestic corporation that was a U.S. real property holding corporation (as defined in the Code) at any time during the shorter of the five-year period ending on the testing date or the period during which the interest was held.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, a foreign shareholder must comply with applicable certification requirements relating to its foreign status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders should consult their tax advisers in this regard.

In the case of shares held through an intermediary, even if a Fund makes a designation with respect to a payment, no assurance can be made that the intermediary will respect such a designation. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Even if permitted to do so, the Fund provides no assurance that it will designate any dividends as interest-related dividends or short-term capital gain dividends. Special tax rules apply to distributions that a qualified investment entity ("QIE") makes to foreign shareholders that are attributable to gain from the QIE's sale or exchange of a USRPI.

Special tax rules also apply to the sale of shares in a U.S. real property holding corporation ("USRPHC"). However, the Fund does not expect such special tax rules to apply because the Fund does not expect to be QIEs or USRPHCs.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

As discussed above, distributions and redemption proceeds paid or credited to a foreign shareholder are generally exempt from backup withholding. However, a foreign shareholder may be required to establish that exemption by providing certification of foreign status on an appropriate IRS Form W-8.

Tax-Deferred Plans. Shares of the Fund may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Tax-Exempt Shareholders. Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Fund.

Any investment in residual interests of a collateralized mortgage obligation that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.

Special tax consequences apply to charitable remainder trusts ("CRTs") (as defined in Section 664 of the Code) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in REIT TMPs. CRTs are urged to consult their own tax advisers and financial planners concerning these special tax consequences.

Tax Shelter Reporting Regulations. Under Treasury Regulations, if an individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Special Considerations for Shareholders of the Wells Fargo Advantage Asset Allocation Fund. Because the Fund will invest substantially all of its assets through the Asset Allocation Trust ("AAT") in shares of underlying funds, most of which are treated as RICs, its distributable income and gains will normally consist entirely of distributions from AAT representing distributions from the underlying funds (or in the case of underlying funds that are partnerships; allocations from) and gains and losses on AAT's disposition of shares of underlying funds. To the extent that an underlying fund that is a RIC realizes net losses on its investments for a given taxable year, AAT will not be able to recognize its shares of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund. Moreover, even when AAT does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, AAT will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund).

In addition, in certain circumstances, the "wash sale" rules under Section 1091 of the Code may apply to AAT's sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by AAT at a loss and AAT acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules generally will defer losses in AAT's hands on sales of underlying fund shares (to the extent such sales are wash sales) until the replacement shares are ultimately disposed of at a future date. However, under certain circumstances those losses could be deferred for extended (and, in certain cases, potentially indefinite) periods of time (e.g., in the event the subsequent sale of the replacement shares is also a wash sale).

As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that AAT will be required to distribute to its shareholders (and, in turn, that the Fund will be required to distribute to its shareholders) may be greater than such amounts would have been had the Fund invested directly in the securities held by the underlying funds, rather than investing indirectly in shares of the underlying funds through AAT. For similar reasons, the character of distributions from the Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying funds.

If a Fund receives dividends from AAT and AAT designates such dividends as "qualified dividend income," then the Fund may, in turn, designate a portion of its distribution as "qualified dividend income" as well, provided the Fund meets the holding period and other requirements with respect to shares of AAT.

When the Fund redeems shares in AAT, including potentially to satisfy shareholder redemptions of Fund shares, the Fund will be treated as receiving a dividend, to the extent of AAT's net earnings and profits, on the full amount of the distribution instead of recovering basis and recognizing a capital gain or loss on the shares of AAT. It is possible that such a dividend would qualify, in whole or in part, as "qualified dividend income"; otherwise, it would be taxable as ordinary income. Such dividend characterization may accelerate the timing and affect the character of distributions to Fund shareholders.

Moreover, when AAT redeems shares in the underlying funds that are RICs, depending on AAT's percentage ownership in an underlying fund both before and after a redemption of underlying fund shares, AAT's redemption of shares of such underlying fund may cause AAT to be treated as receiving a dividend to the extent of the underlying fund's net earnings and profits, on the full amount of the distribution instead of recovering basis and recognizing a capital gain or loss on the shares of the underlying fund. This would be the case where AAT holds a significant interest in an underlying fund and redeems only a small portion of such interest. It is possible that such a dividend would qualify, in whole or in part, as "qualified dividend income"; otherwise, it would be taxable as ordinary income. Such dividend characterization may accelerate the timing and affect the character of distributions to the Fund, and in turn to the Fund's shareholders.

Under current law, a fund-of-funds cannot pass through to shareholders foreign tax credits borne in respect of foreign securities income earned by an underlying fund. Therefore, the preceding discussion of foreign tax credits under "Taxes on Distributions" above does not apply with respect to the Fund.

In addition, to the extent an underlying fund invests in REIT equity securities, the Fund could receive cash in excess of the REIT's earnings; which if distributed to Fund shareholders, could constitute a return of capital for federal income tax purposes. Moreover, an underlying fund's direct or indirect investment in residual interests in real estate mortgage investment conduits ("REMICs") or equity interests in taxable mortgage pools ("TMPs") could result in the income generated by such vehicles being subject to federal income tax in all events in the hands of any Fund shareholder, including tax-exempt shareholders. You are urged to carefully examine the prospectus, private placement memorandum and SAI of each underlying fund as well as the private placement memorandum and SAI of AAT to determine whether the Fund is appropriate for you.

PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While each Fund does not purchase securities to exercise control or to seek to effect corporate change through share ownership, it supports sound corporate governance practices within companies in which it invests and reflects that support through its proxy voting process.

Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently in the same matter when securities of an issuer are held by multiple Funds of the Trusts. However, proxies for securities held by the Social Sustainability Fund related to social and environmental proposals will be voted pursuant to RiskMetrics Group's ("RMG") then current SRI Proxy Voting Guidelines. Accordingly, the Social Sustainability Fund may vote its proxies related to social and environmental proposals differently than the other Funds.

The Procedures set forth Funds Management's general position on various proposals, such as:

  Routine Items – Funds Management will generally vote for uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

  Corporate Governance – Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification or to comply with what management's counsel interprets as applicable law.

  Anti-Takeover Matters – Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

  Mergers/Acquisitions and Corporate Restructurings – Funds Management's Proxy Committee will examine these items on a case-by-case basis.

  Shareholder Rights – Funds Management will generally vote against proposals that may restrict shareholder rights.

  Capital Structure Changes - Funds Management will follow the RiskMetrics Group ("RMG") capital structure model in evaluating requested increases in authorized common stock. In addition, even if capital requests of less than or equal to 300% of outstanding shares fail the calculated allowable cap, Funds Management will evaluate the request on a case-by-case basis, potentially voting for the proposal based on the company's performance and whether the company's ongoing use of shares has shown prudence.

  Executive and Director Compensation Plans - Funds Management will analyze on a case-by-case basis proposals on executive or director compensation plans, with the view that viable compensation programs reward the creation of shareholder wealth by having high payout sensitivity to increases in shareholder value.

  Disclosure on Executive or Director Compensation Cap or Restrict Executive or Director Compensation - Funds Management will generally vote for shareholder proposals requiring companies to report on their executive retirement benefits (deferred compensation, split-dollar life insurance, SERPs, and pension benefits. Funds Management will generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote, unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans. Funds Management will generally vote against proposals that seek to limit executive and director pay.

    Whether adoption of the proposal is likely to enhance or protect shareholder value;

    Whether the information requested concerns business issues that relate to a meaningful percentage of the company's business as measured by sales, assets, and earnings;

    The degree to which the company's stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

    Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

    Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

    Whether the company's analysis and voting recommendation to shareholders are persuasive;

    What other companies have done in response to the issue addressed in the proposal;

    Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

    Whether implementation of the proposal's request would achieve the proposal's objectives;

    Whether the subject of the proposal is best left to the discretion of the board;

    Whether the requested information is available to shareholders either from the company or from a publicly available source; and

    Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.
In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Fund's voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (i) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (ii) disclosing the conflict to the Board and obtaining their consent before voting; (iii) submitting the matter to the Board to exercise its authority to vote on such matter; (iv) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy; (v) consulting with outside legal counsel for guidance on resolution of the conflict of interest; (vi) erecting information barriers around the person or persons making voting decisions; (vii) voting in proportion to other shareholders; or (viii) voting in other ways that are consistent with each Fund's obligation to vote in the best interests of its shareholders. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a subadviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.
While Funds Management uses its best efforts to vote proxies, in certain circumstances it may be impractical or impossible for Funds Management to vote proxies (e.g., limited value or unjustifiable costs). For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, Funds Management must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. As a result, Funds Management will generally not vote those proxies in the absence of an unusual, significant vote or compelling economic importance. Additionally, Funds Management may not be able to vote proxies for certain foreign securities if Funds Management does not receive the proxy statement in time to vote the proxies due to custodial processing delays.
As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (i.e., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.
Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 may be obtained on the Funds' Web site at www.wellsfargo.com/advantagefunds or by accessing the SEC's Web site at www.sec.gov.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

I. Scope of Policies and Procedures. The following policies and procedures (the "Procedures") govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust ("Funds Trust"), Wells Fargo Master Trust ("Master Trust") and Wells Fargo Variable Trust ("Variable Trust") (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the "Funds" or individually as the "Fund") now existing or hereafter created.

II. Disclosure Philosophy. The Funds have adopted these Procedures to ensure that the disclosure of a Fund's portfolio holdings is accomplished in a manner that is consistent with a Fund's fiduciary duty to its shareholders. For purposes of these Procedures, the term "portfolio holdings" means the stock, bond and derivative positions held by a non-money market Fund and does not include the cash investments held by the Fund. For money market funds, the term "portfolio holdings" includes cash investments, such as investments in repurchase agreements.

Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

III. Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds' website until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A. Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds' website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. Money market Fund holdings shall be made publicly available on the Fund's website on a monthly, 7-day delayed basis.

B. Top Ten Holdings. Top ten holdings information (excluding derivative positions) for each Fund (except for funds that operate as fund of funds and money market funds) shall be made publicly available on the Funds' website on a monthly, sevenday or more delayed basis.

C. Fund of Funds Structure.
 1. The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds' website and included in fund fact sheets on a monthly, seven-day or more delayed basis.
 2. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' website simultaneous with the change.

Furthermore, as required by the SEC, each Fund shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter. Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports.

Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

IV. List of Approved Recipients. The following list describes the limited circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A. Sub-Advisers. Sub-advisers shall have full daily access to Fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities. A new Fund sub-adviser may periodically receive full portfolio holdings information for such Fund from the date of Board approval through the date upon which they take over day-to-day investment management activities. Such disclosure will be subject to confidential treatment.

B. Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated ("Wells Capital Management") shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C. Funds Management/Wells Fargo Funds Distributor, LLC.
 1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/ or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PNC's Datapath system.
 2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.
 3. Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

D. External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds' accounting agent however, only for those Funds in which such subadviser provides investment advisory services. Funds Management also utilizes the services of RMG and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both RMG and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E. Rating Agencies. Nationally Recognized Statistical Ratings Organizations ("NRSROs") may receive full Fund holdings for rating purposes.

V. Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

VI. Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Funds, persons considering investment in the Funds or representatives of such shareholders or potential shareholders. The content and nature of the information provided to each of these persons may differ.

Certain of the information described above will be included in quarterly fund commentaries and will contain information that includes, among other things, top contributors/detractors from fund performance and significant portfolio changes during the calendar quarter. This information will be posted contemporaneously with their distribution on the Funds' website.

No person shall receive any of the information described above if, in the sole judgment of Funds Management, the information could be used in a manner that would be harmful to the Funds.

VII. Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.

CAPITAL STOCK

The Fund is one series of the Trust in the Wells Fargo Advantage family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

Most of the Trust's series are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's series also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a series represents an equal, proportionate interest in the series with all other shares. Shareholders bear their pro rata portion of a series' operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other series or classes of shares offered.

With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory agreement, since it affects only one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

As used in the Prospectus(es) and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of a Fund means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

Each share of a class of the Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Because the Fund has not yet commenced operation, no beneficial ownership information is available.

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a person identified in the foregoing table is identified as the beneficial owner of more than 25% of a Fund, or is identified as the record owner of more than 25% of a Fund and has voting and/or investment powers, it may be presumed to control such Fund. A controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

OTHER INFORMATION

The Trust's Registration Statement, including the Prospectus(es) and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC, located at 100 "F" Street NE, in Washington, D.C., 20549-0102. Statements contained in the Prospectus(es) or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus(es) are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is 1601 Market Street, Philadelphia, PA 19103.

FINANCIAL INFORMATION

Because the Fund has not yet commenced operation, no financial information is available.

APPENDIX

The ratings of Standard & Poor's ("S&P"), Moody's Investors Services ("Moody's"), Fitch Investor Services ("Fitch"), represent their opinion as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

The following is a description of the ratings given by S&P, Fitch, and Moody's to corporate and municipal bonds and corporate and municipal commercial paper and variable rate demand obligations.

Corporate Bonds

S&P

S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities. Plus (+) or minus(-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

Moody's

Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment-grade securities.

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

Fitch

National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

AAA(xxx) - 'AAA' national ratings denote the highest rating assigned in its national rating scale for that country. This rating is assigned to the "best" credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

AA(xxx) - 'AA' national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country's highest rated issuers or issues.

A(xxx) - 'A' national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

BBB(xxx) - 'BBB' national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment.

BB(xxx) - 'BB' national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to dome degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx) - 'B' national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payment is contingent upon a sustained, favorable business and economic environment.

CCC(xxx), CC(xxx), C(xxx) - These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

DDD(xxx), DD(xxx), D(xxx) - These categories of national ratings are assigned to entities or financial commitments which are currently in default.

Short-Term Issue Credit Ratings (including Commercial Paper)

S&P:

A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody's:

Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of shortterm deposit obligations.

Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

Fitch

National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

F1(xxx) - Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the"best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong , a "+" is added to the assigned rating.

F2(xxx) - Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx) - Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx) - Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx) - Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D(xxx) - Indicates actual or imminent payment default.

Note to National Short-Term ratings: In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, our National Short-Term Ratings definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by those regulatory scales, e.g. A1+, A1, A2 and A3.

Variable Rate Demand Obligations

S&P:

SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 - Speculative capacity to pay principal and interest.

Moody's:

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

WellsFargo
Wells Fargo Advantage Funds® - Equity Gateway Funds
Prospectus July 19, 2010
Index Fund Class A - WINAX Class B - WINBX Class C - XXXXX Classes A, B, C

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

Wells Fargo Advantage Funds - Equity Gateway Funds

Index Fund Summary (This Fund is closed to new investors)

Investment Objective

The Index Fund seeks to replicate the total rate of return of the S&P 500 Index, before fees and expenses.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages __ and __ of the Prospectus and "Additional Purchase and Redemption Information" on page __ of the SAI.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	5.00%	1.00%

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a gateway fund that invests substantially all of its assets in the Index Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We invest in substantially all of the common stocks comprising the S&P 500® Index and attempt to achieve at least a 95% correlation between the performance of the S&P 500 Index and the Fund's investment results, before fees and expenses. This correlation is sought regardless of market conditions. If we are unable to achieve this correlation, then we will closely monitor the performance and composition of the S&P 500 Index and adjust the Fund's securities holdings as necessary to seek the correlation.

A precise duplication of the performance of the S&P 500 Index would mean that the NAV of Fund shares, including dividends and capital gains,would increase or decrease in exact proportion to changes in the S&P 500 Index. Such a 100% correlation is not feasible. Our ability to track the performance of the S&P 500 Index may be affected by,among other things, transaction costs and shareholder purchases and redemptions. We continuously monitor the performance and composition of the S&P 500 Index and adjust the Fund's portfolio as necessary to reflect any changes to the S&P 500 Index and to maintain a 95% or better performance correlation before fees and expenses. Furthermore,we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective.The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time.The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results.Current month-end performance is available on the Fund'sWeb site at www.wellsfargo.com/advantagefunds.

[table(s) to come]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	William E. Zieff, Portfolio Manager / 2010

References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Purchase and Sale of Fund Shares" beginning on page __ of the Prospectus.

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Buying Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Class A and Class C: $1,000 (closed to new investors)
Class B shares are generally
closed to new investment.

Minimum Additional
Investment
All Classes: $100
See How to Buy Shares
beginning on page ___ of the
Prospectus

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston,MA 02266-8266 Internet: www.wellsfargo.com/ advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

Key Fund Information

This Prospectus contains information about a certain Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of the Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

  what the Fund is trying to achieve;

  how we intend to invest your money; and

  what makes the Fund different from other Funds.

This section also provides a summary of the Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

Principal Risk Factors

This section lists the principal risk factors for the Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

Master / Gateway® Structure

The Fund is a gateway fund in a Master/Gateway structure. This structure is more commonly known as a master/feeder structure. In this structure, a gateway or feeder fund invests substantially all of its assets in one or more master portfolios or other Funds of Wells Fargo Advantage Funds, and may invest directly in securities, to achieve its investment objective. Multiple gateway funds investing in the same master portfolio or Fund can enhance their investment opportunities and reduce their expense ratios by sharing the costs and benefits of a larger pool of assets. References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests.

Index Fund (This Fund is closed to new investors)

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Wells Capital Management Incorporated
PORTFOLIO MANAGER William E. Zieff
FUND INCEPTION: 1/31/1987 CLASS A Ticker: WINAX Fund Number: 3329 CLASS B Ticker: WINBX Fund Number: 3424 CLASS C Ticker: [ ] Fund Number: [ ] (These Classes are closed to new investors)

Investment Objective

The Index Fund seeks to replicate the total rate of return of the S&P 500 Index, before fees and expenses.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in a diversified portfolio of equity securities designed to replicate the holdings and weightings of the stocks comprising the S&P 500® Index.

Principal Investment Strategies

The Fund is a gateway fund that invests substantially all of its assets in the Index Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We invest in substantially all of the common stocks comprising the S&P 500 Index and attempt to achieve at least a 95% correlation between the performance of the S&P 500 Index and the Fund's investment results, before fees and expenses. This correlation is sought regardless of market conditions. If we are unable to achieve this correlation, then we will closely monitor the performance and composition of the S&P 500 Index and adjust the Fund's securities holdings as necessary to seek the correlation.

A precise duplication of the performance of the S&P 500 Index would mean that the NAV of Fund shares, including dividends and capital gains,would increase or decrease in exact proportion to changes in the S&P 500 Index. Such a 100% correlation is not feasible. Our ability to track the performance of the S&P 500 Index may be affected by, among other things, transaction costs and shareholder purchases and redemptions. We continuously monitor the performance and composition of the S&P 500 Index and adjust the Fund's portfolio as necessary to reflect any changes to the S&P 500 Index and to maintain a 95% or better performance correlation before fees and expenses. Furthermore,we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The Fund may hold some of its assets in cash or in money market instruments, including U.S.Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Index Tracking Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund and indirectly, the principal risk factors for the master portfolios in which the Fund invests, have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Counter-Party Risk
 When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Derivatives Risk
 The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Index Tracking Risk
 The ability to track an index may be affected by,among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk
 The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Leverage Risk
 Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk
A security may not be sold at the time desired or without adversely affecting the price.

Management Risk
 We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets. The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

Regulatory Risk
 Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

The Investment Adviser

Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Fund and the master portfolio in which the Fund invests. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Fund and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as described in the Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for the Fund is available in the Funds' semiannual report for the fiscal half-year ended March 31, 2009.

For the Fund's most recent fiscal year end, the advisory fee paid to Funds Management was as follows:

Advisory Fees Paid
Fund Name	As a % of average daily net assets
Index Fund	0.00%

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator, principal underwriter, and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

The Sub-Adviser and Portfolio Manager

The following sub-adviser and portfolio manager perform day-to-day investment management activities for the Fund. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund and the master portfolio in which the Fund invests. Sub-advisory services provided to the master portfolio are described as being provided at the gateway fund level. There are no sub-advisory services currently provided at the gateway fund level because the Fund invests substantially all of its assets in a master portfolio. The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.

Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco,CA 94105, is the sub-adviser for the Index Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

William E. Zieff Index Fund

Mr. Zieff is responsible for managing the Index Fund, which he has managed since 2010. Mr. Zieff is a Chief Investment Officer and Managing Director with Wells Capital's Global Structured Products group. His responsibilities include leading and directing the investment and business activities of the group. He has been with Wells Capital or one of its predecessor firms since 2000. Education: B.A., Economics and Mathematics, Brown University; M.B.A., Harvard Business School.

Dormant Investment Advisory Arrangement

Under the investment advisory contract for the Fund, Funds Management does not receive any compensation from the Fund as long as the Fund continues to invest, as it does today, substantially all of its assets in a single master portfolio. Under this structure, Funds Management receives only an advisory fee from the master portfolio. If the Fund were to change its investment structure so that it begins to invest substantially all of its assets in two or more master portfolios, Funds Management would be entitled to receive an annual fee of 0.25% of the Fund's average daily net assets for providing investment advisory services to the Fund, including the determination of the asset allocations of the Fund's investments in the various master portfolios.

A Choice of Share Classes

After choosing a Fund, your next most important choice will be which share class to buy. The table below summarizes the features of the classes of shares available through this Prospectus. The Fund no longer offers Class B shares, except in connection with the reinvestment of any distributions and exchanges of Class B shares for Class B shares of other Wells Fargo Advantage Funds permitted by our exchange policy (see "How to Exchange Shares" later in this Prospectus). Specific Fund charges may vary, so you should review the Fund's fee table as well as the sales charge schedules that follow. Finally, you should review the "Reductions and Waivers of Sales Charges" section of the Prospectus before making your decision as to which share class to buy.

	Class A	Class B1	Class C
Initial Sales Charge	5.75%	None. Your entire investment goes to work immediately.	None. Your entire investment goes to work immediately.
Contingent deferred sales charge (CDSC)	None (except that a charge of 1% applies to certain redemptions made within eighteen months, following purchases of $1 million or more without an initial sales charge).	5% and declines until it reaches 0% at the beginning of the 7th year.	1% if shares are sold within one year after purchase.
Ongoing distribution (12b-1) fees	None.	0.75%	0.75%
Purchase maximum	None.Volume reductions given upon providing adequate proof of eligibility.	$100,000	$1,000,000
Annual Expenses	Lower ongoing expenses than Classes B and C.	Higher ongoing expenses than Class A because of higher 12b-1 fees.	Higher ongoing expenses than Class A because of higher 12b-1 fees.
Conversion feature	Not applicable.	Yes. Converts to Class A shares after 7 years, so annual expenses decrease.	No. Does not convert to Class A shares, so annual expenses do not decrease.

1

Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges and in connection with the closing of a reorganization. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B share attributes, including associated CDSC schedules, conversion features, any applicable CDSC waivers, and distribution plan and shareholder services plan fees,will continue in effect.

Information regarding the Funds' sales charges, breakpoints, and waivers is available free of charge on our Web site at www.wellsfargo.com/advantagefunds. You may wish to discuss this choice with your financial consultant.

Class A Shares Sales Charge Schedule

If you choose to buy Class A shares, you will pay the public offering price (POP) which is the net asset value (NAV) plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.

Class A Shares Sales Charge Schedule
Amount of Purchase	Front-end Sales Charge As % of Public Offering Price	Front-end Sales Charge As % of Net Amount Invested
Less than $50,000	5.75%	6.10%
$50,000 - $99,999	4.75%	4.99%
$100,000 - $249,999	3.75%	3.90%
$250,000 - $499,999	2.75%	2.83%
$500,000 - $999,999	2.00%	2.04%
$1,000,000 and over[1]	0.00%	0.00%

1

We will assess a 1.00% CDSC on Class A share purchases of $1,000,000 or more if they are redeemed within eighteen months from the date of purchase, unless the dealer of record waived its commission.Certain exceptions apply (see "CDSC Waivers"). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

Class B Shares CDSC Schedules

Class B shares are closed to new investors and additional investments from existing shareholders, except that existing shareholders of Class B shares may reinvest any distributions into Class B shares and exchange their Class B shares for Class B shares of other Wells Fargo Advantage Funds (as permitted by our exchange policy) and except specified persons may acquire Class B shares of a Fund in connection with the closing of a reorganization. No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a distribution reinvestment or permitted exchange or in connection with the closing of a reorganization. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B shares attributes, including associated CDSC schedules, conversion features, any applicable CDSC waivers, and distribution plan and shareholder services plan fees, will continue in effect. Existing shareholders of Class B shares who redeem their shares within six years of the purchase date may pay a CDSC based on how long such shareholders have held their shares. Certain exceptions apply (see "CDSC Waivers"). The CDSC schedules are as follows:

Class B Shares CDSC Schedule for the Funds
Redemption Within	1 Year	2 Years	3 Years	4 Years	5 Years	6 Years	7 Years	8 Years
CDSC	5.00%	4.00%	3.00%	3.00%	2.00%	1.00%	0.00%	A shares

To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

If you exchange Class B shares received in a reorganization for Class B shares of another Fund, you will retain the CDSC schedules of your exchanged shares. Additional shares purchased will age at the currently effective higher CDSC schedule first shown above.

Class C Shares Sales Charges

If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. At the time of purchase, the Fund's distributor pays sales commissions of up to 1.00% of the purchase price to selling agents and up to 1.00% annually thereafter. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to pay higher ongoing expenses.

Reductions and Waivers of Sales Charges

Generally, we offer more sales charge reductions or waivers for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions or waivers when you are deciding which share class to buy. Consult the Statement of Additional Information for further details regarding reductions and waivers of sales charges.

Class A Shares Sales Charge Reductions and Waivers
 You can pay a lower or no sales charge for the following types of purchases. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility.

  You pay no sales charges on Fund shares you buy with reinvested distributions.

  You pay a lower sales charge if you are investing an amount over a breakpoint level. See"Class A Shares Sales Charge Schedule"above.

  You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 120 days of the date of the redemption. (Please note, you will still be charged any applicable CDSC on Class B shares you redeem.)

  By signing a Letter of Intent (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. Reinvested dividends and capital gains do not count as purchases made during this period.We will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

  Rights of Accumulation (ROA) allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A orWealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

How a Letter of Intent Can Save You Money!
If you plan to invest, for example, $100,000 in a Wells Fargo Advantage Fund in installments over the next year, by signing a letter of intent you would pay only 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $49,999, then 4.75% on the next $50,000!

Accounts That Can Be Aggregated
 You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust account over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
Retirement Plans
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement		X
SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts[1]	X
401(k) Plan accounts		X
Other Accounts
529 Plan accounts[2]		X
Accounts held through other brokerage firms		X

1	Effective January 1, 2009, Wells Fargo Advantage Funds will no longer offer new or accept purchases in existing 403(b) accounts utilizing the Wells Fargo Advantage Funds prototype agreement.
2

These accounts may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.

Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21. Class A shares purchased at NAV will not be aggregated with other Fund shares for purposes of receiving a volume discount.

Class A Shares Sales Charge Waivers for Certain Parties
We reserve the right to enter into agreements that reduce or waive sales charges for groups or classes of shareholders. If you own Fund shares as part of another account or package such as an IRA or a sweep account, you should read the materials for that account. Those terms may supercede the terms and conditions discussed here. If you fall into any of the following categories, you can buy Class A shares at NAV:

  Current and retired employees, directors/trustees and officers of: 1) Wells Fargo Advantage Funds (including any predecessor funds); 2) Wells Fargo & Company and its affiliates; and 3) family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

  Current employees of: 1) the Fund's transfer agent; 2) broker-dealers who act as selling agents; 3) family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above; and 4) each Fund's sub-adviser, but only for the Fund(s) for which such sub-adviser provides investment advisory services.

  Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund's distributor that allows for load-waived Class A purchases.

  Investment companies exchanging shares or selling assets pursuant to a reorganization, merger, acquisition, or exchange offer to which the Fund is a party.

  Section 529 college savings plan accounts.

  Insurance company separate accounts.

  Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM), subject to review and approval by Funds Management.

  Investors who held Advisor Class shares of a Wells Fargo Advantage Fund at the close of business on June 20, 2008 (the "Eligibility Time"), so long as the following conditions are met: 1) any purchases at NAV are limited to Class A shares of the same Fund in which the investor held Advisor Class shares at the Eligibility Time; 2) share purchases are made in the same account through which the investor held Advisor Class shares at the Eligibility Time; 3) the owner of the account remains the same as the account owner at the Eligibility Time; and 4) following the Eligibility Time, the account maintains a positive account balance at some time during a period of at least six months in length.

Investors who held Advisor Class shares at the Eligibility Time are also eligible to exchange their Class A shares for Class A shares of another Wells Fargo Advantage Fund without imposition of any Class A sales charges and would be eligible to make additional purchases of Class A shares of such other Fund at NAV in the account holding the shares received in exchange.

The eligibility of such investors that hold Fund shares through an account maintained by a financial institution is also subject to the following additional limitation. In the event that such an investor's relationship with and/or the services such investor receives from the financial institution subsequently changes, such investor shall thereafter no longer be eligible to purchase Class A shares at NAV. Please consult with your financial representative for further details.

  Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

  Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment "wrap accounts"or through an omnibus account maintained with a Fund by a broker-dealer.

CDSC Waivers

  You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

  We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 70½ according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

  We waive the CDSC for redemptions made in the event of the last surviving shareholder's death or for a disability suffered after purchasing shares. ("Disabled" is defined in Internal Revenue Code Section 72(m)(7).)

  We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or effect a Fund liquidation.

  We waive the Class C shares CDSC if the dealer of record waived its commission.

  We waive the Class C shares CDSC where a Fund did not pay a sales commission at the time of purchase.

We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supercede the terms and conditions discussed here. Contact your selling agent for further information.

Compensation to Dealers and Shareholders Servicing Agents

Distribution Plan
 The Fund has adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act for the Class B and Class C shares. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services or other activities including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. Fees paid under the 12b-1 Plan by Class B shares that are closed to new investors and additional investments (except in connection with reinvestment of any distributions and permitted exchanges) primarily cover past sales and distribution services, as well as ongoing services to shareholders. The fees paid under this 12b-1 Plan are as follows:

Fund	Class B	Class C
Index Fund	0.75%	0.75%

These fees are paid out of the Fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Shareholder Servicing Plan
The Fund has a shareholder servicing plan. Under this plan, the Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmationsof transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above.The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

Pricing of Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET).To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if,among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security.We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

How to Open an Account

You can open a Wells Fargo Advantage Funds account through any of the following means:

  directly with the Fund. Complete a Wells Fargo Advantage Funds application, which youmay obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

  through a brokerage account with an approved selling agent; or

  through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

How to Buy Shares

This section explains how you can buy shares directly from Wells Fargo Advantage Funds. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts IRAs, IRA rollovers, Roth IRAs UGMA/UTMA accounts Employer Sponsored Retirement Plans	$1,000 $250 $50 no minimum	$100 $100 $50 no minimum
Buying Shares	Opening an Account	Adding to an Account
By Internet

A new account may not be opened by
Internet unless you have another Wells
Fargo Advantage Fund account with your
bank information on file. If you do not
currently have an account, refer to the
section on buying shares by mail or wire.

  To buy additional shares or buy shares of a new Fund, visit www.wellsfargo.com/ advantagefunds.

  Subsequent online purchases have a minimum of $100 and a maximum of $100,000.You may be eligible for an exception to this maximum.Please call Investor Services at 1-800-222-8222 for more information.

By Mail

  Complete and sign your account application.

  Mail the application with your check made payable to the Fund to Investor Services at:

Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston,MA 02266-8266

Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton,MA 02021-2809

  Enclose a voided check (for checking accounts) or a deposit slip (savings accounts). Alternatively, include a note with your name, the Fund name, and your account number.

  Mail the deposit slip or note with your check made payable to the Fund to the address on the left.

By Telephone

A new account may not be opened by
telephone unless you have another Wells
Fargo Advantage Fund account with your
bank information on file. If you do not
currently have an account, refer to the
section on buying shares by mail
or wire.

To buy additional shares or to buy shares of a new Fund call: Investor Services at 1-800-222-8222 or 1-800-368-7550 for the automated phone system.
By Wire

  Complete, sign and mail your account application (refer to the section on buying shares by mail)

  Provide the following instructions to your financial institution:

State Street Bank & Trust
Boston, MA
Bank Routing Number:ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Advantage Funds
                  (Name of Fund, Account
                  Number and any applicable
                  share class)
                  Account Name: Provide your
                  name as registered on the
                  Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

General Notes for Buying Shares

  Proper Form. If the transfer agent receives your application in proper order before the close of the NYSE, your transactions will be priced at that day's NAV. If your application is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request.You are eligible to earn distributions beginning on the business day after the transfer agent receives your application in proper form.

  U.S. Dollars Only. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.

  Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.

  No Fund Named. When all or a portion of a payment is received for investment without a clear Fund designation,we may direct the undesignated portion or the entire amount, as applicable, into theWells Fargo Advantage Money Market Fund.We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

  Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

  Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $50 if you sign up for at least a $50 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart,we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan.We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

How to Sell Shares

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

Selling Shares	To Sell Some or All of Your Shares
By Internet

Visit our Web site at www.wellsfargo.com/advantagefunds. Redemptions requested online are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

  Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the dollar amount you wish to receive (or write"Full Redemption" to redeem your remaining account balance) to the address below.

  Make sure all account owners sign the request exactly as their names appear on the account application.

  A medallion guarantee may be required under certain circumstances (see"General Notes for Selling Shares").

Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

By Wire

  To arrange for a Federal Funds wire, call 1-800-222-8222.

  Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

  Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.

  There is a $10 fee for each request.

By Telephone/ Electronic Funds Transfer (EFT)

  Call an Investor Services representative at 1-800-222-8222 or use the automated phone system 1-800-368-7550.

  Telephone privileges are automatically made available to you unless you specifically decline them on your account application or subsequently in writing.

  Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

  A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

  Transfers made to aWells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

  Redemptions processed by EFT to a linkedWells Fargo Bank account occur same day forWells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

  Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

Through Your Investment Representative	Contact your investment representative.

General Notes For Selling Shares

  Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.

  CDSC Fees. Your redemption proceeds are net of any applicable CDSC fees.

  Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check,by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds.Although generally we pay redemption requests in cash,we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder.The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

  Telephone/Internet Redemptions. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example,we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet.We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine.Your call may be recorded.

  Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

  Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan.There may be special requirements that supercede the directions in this Prospectus.

  Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party.You can get a Medallion guarantee at a financial institution such as a bank or brokerage house.We do not accept notarized signatures.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

  In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts), with the following exceptions: 1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any money market fund; and 2) Class C shares of non-money market funds may be exchanged for Class A shares of the Wells Fargo Advantage Money Market Fund. Such exchanged shares may only be re-exchanged for Class C shares of non-money market funds. Effective July 1, 2010, Class C shares of non-money market funds may be exchanged for Class C shares of the Wells Fargo Advantage Money Market Fund and Class C shares of non-money market funds may no longer be exchanged for Class A shares of a Wells Fargo Advantage Money Market Fund.

  An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

  You should carefully read the prospectus for theWells Fargo Advantage Fund into which you wish to exchange.

  Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

  If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

  Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

  Class B and Class C share exchanges will not trigger the CDSC.The new shares will continue to age according to their original schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.
The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide,among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be"blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption.This policy does not apply to:

  Money market funds;

  Ultra-short funds;

  Purchases of shares through dividend reinvestments;

  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

  Rebalancing transactions within certain asset allocation or"wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

  Transactions initiated by a registered"fund of funds"or Section 529 Plan into an underlying fund investment;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are part of an exchange transaction).

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.
A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.
Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plans and registered funds of funds.

Account Policies

Automatic Plans
 These plans help you conveniently purchase and/or redeem shares each month.Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date,we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

  Automatic Investment Plan —With this plan, you can regularly purchase shares of aWells Fargo Advantage Fund with money automatically transferred from a linked bank account.

  Automatic Exchange Plan —With this plan, you can regularly exchange shares of aWells Fargo Advantage Fund you own for shares of anotherWells Fargo Advantage Fund. See the"How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100. This feature may not be available for certain types of accounts.

    must have a Fund account valued at $10,000 or more;

    must request a minimum redemption of $100;

    must have your distributions reinvested; and

    may not simultaneously participate in the Automatic Investment Plan.

  Payroll Direct Deposit —With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice. It generally takes about ten business days to establish a plan once we have received your instructions.

It generally takes about five business days to change or cancel participation in a plan.We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

  Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly.Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions.Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Funds' Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Funds' Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and ourWeb site,we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address.Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV.You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Funds generally make distributions of any net investment income monthly and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

  Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

  Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

  Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

  Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning.You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced,maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Master/Gateway® Structure

The Fund is a gateway fund in a Master/Gateway structure. This structure is more commonly known as a master/feeder structure. In this structure, a gateway or feeder fund invests substantially all of its assets in a master portfolio of Wells Fargo Master Trust or other stand-alone funds of Wells Fargo Advantage Funds whose objectives and investment strategies are consistent with the gateway fund's investment objective and strategies. Through this structure, a gateway fund can enhance its investment opportunities and reduce its expenses by sharing the costs and benefits of a larger pool of assets. Master portfolios offer their shares to multiple gateway funds and other master portfolios rather than directly to the public. Certain administrative and other fees and expenses are charged to both the gateway fund and the master portfolio(s). The services provided and fees charged to a gateway fund are in addition to and not duplicative of the services provided and fees charged to the master portfolios. Fees relating to investments in other stand-alone funds are waived to the extent that they are duplicative, or would exceed certain defined limits.

Description of Master Portfolio
The following table lists the master portfolio in which the Fund invests. The Portfolio's investment objective is provided followed by a description of the Portfolio's investment strategies.

Master Portfolio	Investment Objective and Principal Investment Strategies
Index Portfolio

Investment Objective: The Portfolio seeks to replicate the total return of the Standard & Poor's 500 Composite Stock Index (S&P 500 Index), before expenses.

Principal Investment Strategies: We invest in substantially all of the common stocks comprising the S&P 500 Index and attempt to achieve at least a 95% correlation between the performance of the S&P 500 Index and the Portfolio's investment results, before expenses. This correlation is sought regardless of market conditions. If we are unable to achieve this correlation, then we will closely monitor the performance and composition of the S&P 500 Index and adjust the Fund's securities holdings as necessary to seek the correlation. A precise duplication of the performance of the S&P 500 Index would mean that the net asset value (NAV) of Interests, including dividends and capital gains, would increase or decrease in exact proportion to changes in the S&P 500 Index. Such a 100% correlation is not feasible. Our ability to track the performance of the S&P 500 Index may be affected by,among other things, transaction costs and shareholder purchases and redemptions. We continuously monitor the performance and composition of the S&P 500 Index and adjust the Portfolio's securities as necessary to reflect any changes to the S&P 500 Index and to maintain a 95% or better performance correlation, before expenses. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The Sub-Adviser for the Master Portfolio
 The sub-adviser for the master portfolio is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the master portfolio.

Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco,CA 94105, is the investment sub-adviser for the Index Portfolio in which the Index Fund invests substantially all of its assets. For additional information regarding Wells Capital Management, see "The Sub-Adviser and Portfolio Manager" sub-section.

Additional Performance Information

This section contains additional information regarding performance of the Fund. The sub-section below titled "Index Description" defines the market index that is referenced in the Fund Summary.

Index Description
 The "Average Annual Total Returns" table in the Fund's Fund Summary compares the Fund's returns with those of a broad-based market index. Below is a description of that index. You cannot invest directly in an index.

S&P 500® Index

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value-weighted index with each stock's weight in the Index proportionate to its market value. Standard & Poor's, S&P, S&P 500 Index, Standard & Poor's 500 and 500 are trademarks of McGraw Hill, Inc. and have been licensed for use by the Wells Fargo Advantage Index Fund.The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation or warranty regarding the advisability of investing in the Fund.

Share Class Performance
 The performance history of share classes of the Fund is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summary. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of the Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

  Index Fund - Class A, Class B, and Class C Shares. [Class A shares incepted on November 4, 1998. Class B shares incepted on November 3, 1998. Class C shares incepted on April 30, 1999. Performance for the Class A, Class B, and Class C shares on or prior to July 16, 2010, reflects the performance of the applicable share class of the Evergreen Equity Index Fund, its predecessor fund. Predecessor performance shown for a class has been adjusted to reflect applicable sales charges and expenses for that class.]

The Fund's past performance is no guarantee of future results. The Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what the Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. [On July 16, 2010, the Index Fund acquired the assets of the Evergreen Equity Index Fund. The financial highlights for the periods prior to July 16, 2010 are those of the Evergreen Equity Index Fund.] Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). The information, along with the report of an independent registered public accounting firm and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

[table(s) to come]

FOR MORE INFORMATION
More information on a Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. The Report of Independent Registered Public Accounting Firm and each Fund's audited financial statements included in each Fund's most recent audited annual report are incorporated by reference into this Prospectus.

To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us:
By telephone: Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778
By e-mail: wfaf@wellsfargo.com
By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
On the Internet: www.wellsfargo.com/advantagefunds
From the SEC: Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100"F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

_______ / P______ 07-10
ICA Reg. No. 811-09253

© 2010 Wells Fargo Funds Management, LLC. All rights reserved.

Statement of Additional Information
July 19, 2010

Wells Fargo Funds Trust
Class A, Class B, Class C, Administrator Class, Institutional Class and Investor Class Telephone: 1-800-222-8222
Wells Fargo C&B Large Cap Value Fund
Wells Fargo Diversified Equity Fund
Wells Fargo Diversified Small Cap Fund
Wells Fargo Emerging Growth Fund
Wells Fargo Equity Value Fund
Wells Fargo Index Fund
Wells Fargo Small Company Growth Fund
Wells Fargo Small Company Value Fund

Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about nine series of the Trust in the Wells Fargo Advantage family of funds - the above referenced Funds (each, a "Fund" and collectively, the "Funds"). Each Fund is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds offer certain classes of shares as indicated in the chart below. This SAI relates to all such classes of shares. Class B shares of the C&B Large Cap Value, Diversified Equity, Equity Value, Index, Small Company Growth and Small Company Value Funds are closed to new investors and additional investments from existing shareholders, except in connection with reinvestment of any distributions and permitted exchanges of Class B shares for Class B shares of other Wells Fargo Advantage Funds, subject to the limitations described in each Fund's prospectus, and in connection with the closing of any reorganizations. Class A, Class B and Class C shares of the Index Fund are currently closed to new investors. Please see the Funds' prospectus for further details.

Fund	Classes A, B, C	Administrator Class	Institutional Class	Investor Class
C&B Large Cap Value	Clas A - CBEAX Class B - CBEBX Class C - CBECX	CBLLX	CBLSX	CBEQX
Diversified Equity	Class A - NVDAX Class B - NVDBX Class C - WFDEX	NVDEX	EKVYX
Diversified Small Cap		NVDSX
Emerging Growth	Class A - WEMAX Class C - WEMCX	WFGDX	WEMIX	WFGTX
Equity Value	Class A - WLVAX Class B - WLVBX Class C- WLVCX	WLVIX	WLVSX
Index	Class A - WINAX Class B - WINBX Class C - [ticker]	NVINX		WFVEX
Small Company Growth	Class A - WFSAX Class B - WFSBX Class C - WSMCX	NVSCX	WSCGX
Small Company Value	Class A - SCVAX Class B - SCVBX Class C - SCVFX	SCVIX

This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses (the "Prospectuses") dated February 1, 2010 and, for the Class A, Class B and Class C shares of the Index Fund, July 19, 2010. The audited financial statements for the Funds, which include the portfolios of investments and report of the independent registered public accounting firm for the fiscal year ended July 31, 2009 for the Evergreen Equity Index Fund, the predecessor for the Index Fund, and September 30, 2009 for all other Funds in this SAI, are hereby incorporated by reference to the respective Funds' Annual Reports. The Prospectuses and Annual Reports may be obtained free of charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds®, P.O. Box 8266, Boston, MA 02266-8266.

EGFS/FASAI03 (07/10)

License Information about the S&P 500 Index

The Trust (the "Licensee") has entered into a license agreement with S&P authorizing the use of various S&P trademarks and trade names in connection with the marketing and/or promotion of certain of the Funds (collectively referred to, herein, as the "Products").

The Products are not sponsored, endorsed, sold, or promoted by S&P, a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to the Licensee or the Products. S&P has no obligation to take the needs of the Licensee or the owners of the Products into consideration in determining, composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of this issuance or sale of the Products or in the determination or calculation of the equation by which the Products are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Products.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the product, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits).

HISTORICAL FUND INFORMATION

On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust (each, a "Trustee" and collectively, the "Board" or "Trustees") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to certain Funds of the Trust (the "Reorganization"). Prior to November 5, 1999, the effective date of the Reorganization, the Funds had only nominal assets.

On February 3, 2004, the Board of the Trust and on February 18, 2004, the Board of Trustees of The Advisors' Inner Circle Fund ("AIC Trust") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor AIC Trust portfolios into various Funds of the Trust. The effective date of the reorganization was July 26, 2004.

On ___________, 2010, the Board of Trustees of Evergreen Funds ("Evergreen") and the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Evergreen portfolios and Wells Fargo Advantage Funds portfolios to certain Funds of the Trust.

The Funds, except for the Emerging Growth, Equity Value and Small Company Value Funds, were created as either a part of the reorganization of the Stagecoach family of funds, advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank") and the Norwest Advantage family of funds, advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex; or the reorganization of certain of the portfolios of AIC Trust into certain of the Funds of the Trust; or the reorganization of the Evergreen family of funds, advised by Evergreen Investment Management Company, LLC ("EIMC") and the Wells Fargo Advantage Funds, advised by Wells Fargo Funds Management, LLC ("Funds Management" or the "Adviser") into a single mutual fund complex. The reorganization between Stagecoach and Norwest followed the merger of the advisers' parent companies. The reorganization between AIC Trust and the Trust followed the Funds' adviser entering into an agreement with the adviser to the predecessor portfolio of the C&B Large Cap Value Fund to "adopt"/support a reorganization of the predecessor portfolio with and into the C&B Large Cap Value Fund.

The chart below indicates the predecessor Norwest, AIC Trust and Evergreen funds, as applicable, that are the accounting survivors of the Wells Fargo Advantage Funds.

Wells Fargo Advantage Fund	Predecessor Fund
Wells Fargo Advantage C&B Large Cap Value Fund	C&B Large Cap Value Portfolio
Wells Fargo Advantage Diversified Equity Fund	Norwest Advantage Diversified Equity Fund
Wells Fargo Advantage Diversified Small Cap Fund	Norwest Advantage Diversified Small Cap Fund
Wells Fargo Advantage Emerging Growth Fund	N/A
Wells Fargo Advantage Equity Value Fund	N/A
Wells Fargo Advantage Index Fund	Evergreen Equity Index Fund (previously, the Norwest Advantage Index Fund was the Predecessor Fund)
Wells Fargo Advantage Small Company Growth Fund	Norwest Advantage Small Company Growth Fund
Wells Fargo Advantage Small Company Value Fund	N/A

The C&B Large Cap Value Fund commenced operations on July 26, 2004, as successor to the C&B Large Cap Value Portfolio. The predecessor fund was organized on November 19, 2001, as the successor-in-interest to the UAM Cooke & Bieler, Inc.'s C&B Equity Portfolio, which commenced operations on May 15, 1990.
The Diversified Equity Fund commenced operations on November 8, 1999, as successor to the Diversified Equity Fund of Norwest. The predecessor Norwest Diversified Equity Fund commenced operations on December 31, 1988.
The Diversified Small Cap Fund commenced operations on November 8, 1999, as successor to the Diversified Small Cap Fund of Norwest. The predecessor Norwest Diversified Small Cap Fund commenced operations on December 31, 1997. As of November 16, 2001, the Class A and Class B shares were exchanged for Institutional Class shares and the Class A and Class B shares were no longer offered by the Fund.
The Emerging Growth Fund commenced operations on January 31, 2007.
The Index Fund commenced operations on November 8, 1999, as successor to the Index Fund of Norwest. On July 19, 2010, the predecessor Evergreen Equity Index Fund, which is considered the surviving entity for accounting purposes, merged with the Index Fund. Evergreen Equity Index Fund commenced operations on July 28, 1998.
The Small Company Growth Fund commenced operations on November 8, 1999, as successor to the Small Company Growth Fund of Norwest. The predecessor Norwest Small Company Growth Fund commenced operations on December 31, 1982.
The Small Company Value Fund commenced operations on January 31, 2002. The Small Company Value Fund's Master Portfolio incepted on June 1, 1997.

INVESTMENT POLICIES

Fundamental Investment Policies
Each Fund has adopted the following fundamental investment policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of each Fund.

The Funds may not:

(1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, (iii) municipal securities, (iv) repurchase agreements, and provided further that (viii) the Index Fund reserves the right to concentrate in any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period;

(2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

(3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

(4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

(5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

(7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

Non-Fundamental Investment Policies

Each Fund has adopted the following non-fundamental policies; that is, they may be changed by the Trustees at any time without approval of such Fund's shareholders.

(1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.
(2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.
(3) Each Fund may invest in futures or options contracts consistent with its investment policies and the 1940 Act, including the rules, regulations and interpretations of the Securities and Exchange Commission (the "SEC") thereunder or any exemptive orders obtained thereunder, and consistent with investment in futures or options contracts that would allow the Fund to claim an exclusion from being a "commodity pool operator" as defined by the Commodity Exchange Act.
(4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.
(5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.
(6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).
(7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(8) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:
Shareholders will receive at least 60 days notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

General

Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

PERMITTED INVESTMENT ACTIVITIES AND CERTAIN ASSOCIATED RISKS

Set forth below are descriptions of permitted investment activities for the Funds and certain of their associated risks. The activities are organized into various categories. To the extent that an activity overlaps two or more categories, the activity is referenced only once in this section. The Funds are either gateway feeder funds that invest in a single corresponding master portfolio of Wells Fargo Master Trust ("Master Trust") or gateway blended funds that invest in two or more master portfolios. References to the activities of a gateway fund should be understood to include references to the investments of the master portfolio in which the gateway fund invests. The Funds are subject to the limitations as described in this section and elsewhere in this SAI and/or the Prospectus(es). Not all of the Funds participate in all of the investment activities described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets. Unless otherwise noted or required by applicable law, the percentage limitations and qualitative investment policies included in this SAI or the Prospectus apply at the time of purchase of a security. To the extent a security type is described in this SAI that is not referenced in its Prospectus(es), a Fund under normal circumstances will not invest more than 15% of its assets in the security type unless otherwise specified.

The Prospectus(es) identify and summarize the types of securities and assets in which the Funds may invest as part of their principal investment strategies, and the principal risks associated with such investments. This SAI identifies and summarizes other types of securities and assets in which the Funds may invest, each of which is subject to the same kinds of risks as are described in the Prospectus(es). Certain additional risks associated with each type of investment are identified and described below.

DEBT SECURITIES

Bank Obligations

Bank obligations include certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund that invests only in debt obligations of domestic issuers. Such risks include possible future political, regulatory or economic developments, the possible imposition of foreign withholding and other taxes (at potentially confiscatory levels) on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different regulatory, accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

Commercial Paper

Commercial paper (including variable amount master demand notes, see "Floating and Variable Rate Obligations" below), refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The Funds may only purchase commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) of issuers that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO"), except that the Funds may purchase unrated commercial paper if, in the opinion of the adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds.

Asset-Backed Commercial Paper. Securities that are issued from commercial paper conduits are called asset-backed commercial paper securities. Credit support for such securities falls into two categories: liquidity protection and protection against ultimate default under the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the securities or underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction, such as by issuing senior and subordinated instruments or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information relating to the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount or a downgrade or loss of credit support could adversely impact the value of or return on an investment in an asset-backed commercial paper security.

Commercial paper is also subject to the risks generally associated with debt securities discussed elsewhere in this SAI and the Prospectus(es).

Convertible Securities

A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest-rate and market movements, a convertible security tends not to be as sensitive to interest rates as a similar fixed-income security, and tends not to be as sensitive to changes in share price as its underlying stock.

Investing in convertible securities is subject to certain risks in addition to those generally associated with debt securities discussed elsewhere in this SAI and the Prospectus(es). Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be or become illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses.

The creditworthiness of the issuer of a convertible security is important because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to conversion or redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued. This feature may require a holder to convert the security into the underlying common stock, even if the value of the underlying common stock has declined substantially. In addition, companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with investments in such companies.

While the Funds use the same criteria to evaluate the credit quality of a convertible debt security that they would use for a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Fund's credit evaluation, as well as financial reporting and investment limitation purposes. Preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholders to take action. Preferred stock generally has no maturity date, so its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions on preferred stock generally are taxable as dividend income, rather than interest payments, for federal income tax purposes.

Custodial Receipts for Treasury Securities

These securities are typically represented by participations in trusts that hold U.S. Treasury securities, such as Treasury
 Investors Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"), or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

Dollar Roll Transactions

Dollar roll transactions are transactions wherein a Fund sells fixed-income securities, typically mortgage-backed securities,and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forwardcommitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on thesecurity accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar rolltransactions by the difference between the current sales price and the forward price for the future purchase, as well as by theinterest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollarroll transactions involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities from a Fund under a dollar roll transactionbecomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party,or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. A Fund will engage in dollar roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

Floating- and Variable-Rate Obligations

Floating- and variable-rate obligations include obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a referenced lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Such features often include unconditional and irrevocable letters of credit that are issued by a third party, usually a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letters of credit are designed to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying variable-rate demand obligation should default. Some variable rate obligations feature other credit enhancements, such as standby bond purchase agreements ("SBPAs"). An SBPA can feature a liquidity facility that is designed to provide funding for the purchase price of variable rate obligations that are unable to be successfully remarketed for resale. The liquidity facility provider is obligated solely to advance funds for the purchase of tendered variable rate bonds that fail to be remarketed and does not guarantee the repayment of principal or interest. The liquidity facility provider's obligations under the SBPA are subject to conditions, including the continued creditworthiness of the underlying borrower or issuer, and the facility may terminate upon the occurrence of certain events of default or at the expiration of its term. In addition, a liquidity facility provider may be unable or unwilling to perform its obligations. A Fund may be unable to timely dispose of a variable rate obligation if the underlying issuer defaults and the letter of credit or liquidity facility provider is unable or unwilling to perform its obligations or the facility otherwise terminates and a successor letter of credit or liquidity provider is not immediately obtained. The potential adverse impact to a Fund resulting from the inability of a letter of credit or liquidity facility provider to meet its obligations could be magnified to the extent the provider also furnishes credit support for other variable-rate obligations held by the Fund.

There generally is no established secondary market for certain variable-rate obligations, such as those not supported by letters of credit, SBPAs or other credit support arrangements, because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit, SBPAs or other credit support arrangements, a Fund is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations may not be rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of a Fund, monitors the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risks and other risks generally associated with debt securities.The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

Letters of Credit

Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations)
 which a Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings banks and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of the Fund, may be used for letter of credit-backed investments.

Loan Participations

A loan participation gives a Fund an undivided proportionate interest in a loan or instrument originated by a bank or other institution. Loan participations may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Loan participations, however, typically do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a loan participation. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the loan participation.

Money Market Instruments

Investments in the following types of high-quality money market instruments are permitted: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at date of purchase "Prime-1" by Moody's or "A-1" by S&P, or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. A Fund also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

Synthetic Convertible Securities

"Synthetic" convertible securities, are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

Unrated Investments

A Fund may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Funds. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's, Fitch, or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's, Fitch, and S&P are more fully described in the Appendix to this SAI.

U.S. Government Obligations

U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or U.S. Government-sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securitiesissued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S.Government. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e. not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

In addition to the securities discussed above, a Fund may also purchase debt guaranteed by the Federal Deposit Insurance Corporation (FDIC), an independent agency of the U.S. Government, through the FDIC's Temporary Liquidity Guarantee Program (TLGP). Under the TLGP, the FDIC guarantees newly issued senior unsecured debt issued on or before June 30, 2009 by FDIC-insured depository institutions, U.S. bank holding companies and financial holding companies and certain U.S. savings and loan holding companies (FDIC-backed debt). The expiration date of the FDIC's guarantee is the earlier of the maturity date of the FDIC-backed debt or June 30, 2012. FDIC-backed debt is backed by the full faith and credit of the U.S. Government, but is still subject to interest rate and market risk.

DERIVATIVES

Derivative Securities

Derivative securities are securities that derive their value, at least in part, from the price of another security or asset, or the level of an index, such as the S&P 500 Index, or a rate, such as the London Interbank Offered Rate ("LIBOR"), including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Futures contracts and options are also considered types of derivative securities, and are described more fully under the heading "Futures and Options Contracts" below. Other common types of derivatives include forward foreign currency exchange contracts, forward contracts on securities and securities indices, linked securities and structured products, collateralized mortgage obligations, stripped securities, warrants, swap agreements, and swaptions.

An investment is often made in derivative securities as a "hedge" against fluctuations in the market value of the other securities in a Fund's portfolio due to currency exchange rate fluctuations or other factors in the securities markets, although a Fund may also invest in certain derivative securities for investment purposes only. Other reasons why a Fund may use derivative securities include protecting its unrealized gains reflected in the value of its portfolio of securities, facilitating the sale of such securities for investment purposes, reducing transaction costs, and/or managing the effective maturity or duration of its portfolio.

While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Fund's portfolio does not follow the adviser's expectations. If the adviser's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of a Fund's investments, but the Fund may also lose money on the derivative security itself. In addition, some derivative securities represent relatively recent innovations in the bond markets. The trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these derivative securities will perform under different economic interest-rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of securities and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or a Fund could be forced to sell a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with a Fund's investment objective, policies, restrictions and quality standards, consider making investments in such new types of derivative securities.

Additional risks of derivative securities include, but are not limited to: the risk of disruption of a Fund's ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts, and market risk (i.e., exposure to adverse price changes).

The adviser uses a variety of internal risk management procedures to ensure that derivatives are closely monitored and that their use is consistent with a particular Fund's investment objective, policies, restrictions and quality standards, and does not expose such Fund to undue risk.

A Fund's use of derivatives also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. A Fund also may not use certain derivatives without establishing adequate "cover" in compliance with the SEC rules limiting the use of leverage.

Derivatives, both equity and credit, include options, futures and options on futures, which may be used to hedge a Fund's portfolio, increase returns or maintain exposure to a market without buying individual securities. These investments may pose risks in addition to those associated with investing directly in securities or other investments. Such risks may include illiquidity of the derivative and imperfect correlation of the derivative with underlying investments for which it is being substituted or the Fund's other portfolio holdings. Accordingly, there is the risk that such practices may fail to serve their intended purposes, and may reduce returns or increase volatility. These practices also entail transactional expenses.

Additionally, the use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. A Fund's use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain.

The success of management's derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund's potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies, there is the risk that a Fund may not be able to find a suitable counterparty for the derivative transaction, and therefore may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.

Futures and Options Contracts

In General. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (i.e., exposure to adverse price changes).

Initially, when purchasing or selling futures contracts, a Fund will be required to deposit with the Fund's custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

Although a Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting aFund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (i.e., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value ("NAV") of the Fund.

A Fund may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate cash or high-quality money-market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

Pursuant to a notice of eligibility claiming exclusion from the definition of Commodity Pool Operator filed with the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a "commodity pool operator" under the Commodity Exchange Act ("CEA"), and, accordingly, they are not subject to registration or regulation as such under the CEA.

A Fund may engage in futures contracts sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities they hold.

Another risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in such portfolio (the portfolio securities will not be identical to the debt instruments underlying the futures contracts).

Options Trading. Options on individual securities or options on indices of securities may be purchased or sold. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

A Fund will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by such Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

A Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

Below is a description of some of the types of futures and options in which the Funds may invest.

Stock Index Options. A Fund may purchase and write (i.e., sell) put and call options on stock indices only as a substitute for comparable market positions in the underlying securities. A stock index fluctuates with changes of the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements of the securities in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock. When a Fund writes an option on a stock index, such Funds will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

Stock Index Futures and Options on Stock Index Futures. A Fund may invest in stock index futures and options on stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

Foreign Currency Futures Contracts. A Fund may invest in foreign currency futures contracts which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see "Foreign Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price that will be secured by margin deposits, is regulated by the CFTC and is traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

To the extent that a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a foreign currency futures contract as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a foreign currency futures contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These foreign currency futures contracts will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

The use of foreign currency futures contracts involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency futures contracts also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of foreign currency futures contracts also exposes a Fund to the general risks of investing in futures contracts, including: the risk of an illiquid market for the foreign currency futures contracts and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its currency risks, and may cause a Fund to lose money on its investments in foreign currency futures contracts.

Interest Rate Futures Contracts and Options on Interest Rate Futures Contracts. A Fund may invest in interest rate futures contracts and options on interest rate futures contracts as a substitute for a comparable market position in the underlying securities. The Fund may also sell options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest rate futures and price movements in the Fund's portfolio securities which are the subject of the transaction.

Future Developments. A Fund may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for the Fund.

Swap Agreements and Swaptions
Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement. In a swaption, in exchange for an option premium, the purchaser of the swaption acquires the right, but not the obligation, to enter into a specified swap agreement with a counterparty on a specified future date. If there is a default by the other party to a swap agreement or swaption, the Fund will have contractual remedies pursuant to the agreements related to the transaction.
The use of swaps and swaptions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swap agreements and swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap agreement or swaption, in which case a Fund may not receive the net amount of payments that such Fund contractually is entitled to receive.
Interest Rate Swap Agreements. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. The exchange commitment can involve payments to be made in the same currency or in different currencies. A Fund will usually enter into swap agreements on a net basis. In so doing, the two payment streams under the swap agreement are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the Fund enters into a swap agreement, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.
Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund's exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.
Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund's performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield. Additionally, whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the adviser's ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to attempt to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

The values of equity swaps can be very volatile. To the extent that the adviser does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund's portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund's obligations will be accrued on a daily basis, and the full amount of a Fund's obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS

Emerging Market Securities

The Funds consider countries with emerging markets to include the following: (i) countries included in the MSCI Emerging Markets Index; and (ii) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank). Additionally, the Funds consider the following countries to have emerging markets: Argentina, Brazil, Chile, China, the Czech Republic, Colombia, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Peru, Russia, Singapore, South Africa, Thailand, Taiwan, Turkey, and Venezuela. The Funds consider emerging market securities to be securities: (i) issued by companies with their principal place of business or principal office in an emerging market country; or (ii) issued by companies for which the principal securities trading market is an emerging market country. The adviser may invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

Equity securities of emerging market issuers may include common stock, preferred stocks (including convertible preferred stocks) and warrants, bonds, notes and debentures convertible into common or preferred stock, equity interests in foreign investment funds or trusts and real estate investment trust ("REIT") securities. The Funds may invest in American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts ("IDRs") of such issuers.

There are special risks involved in investing in emerging-market countries. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid. Most are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries may still have obsolete financial systems, economic problems or archaic legal systems. The currencies of certain emerging market countries, and therefore the value of securities denominated in such currencies, may be more volatile than currencies of developed countries. In addition, many of these nations are experiencing political and social uncertainties.

Furthermore, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. Amounts realized on foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Applicable tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would otherwise be subject.

Foreign Obligations and Securities

The Funds consider equity securities of foreign issuers (or foreign securities) to be equity securities: (1) issued by companies with their principal place of business or principal office, or both, as determined in the adviser's reasonable discretion, in a country, other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. Foreign company stocks may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment by a Fund in any single country, especially a less developed country, would make such Fund's value more sensitive to economic, currency and regulatory changes within that country.

Investments in foreign obligations and securities include high-quality, short-term debt obligations of foreign issuers, including foreign branches of U.S. banks, U.S. branches of foreign banks, and short-term debt obligations of foreign governmental agencies and foreign companies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.

Foreign securities include, among others, American Depositary Receipts (ADRs) and similar investments, including Canadian Depositary Receipts (CDRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs). ADRs, CDRs, EDRs, GDRs, and IDRs are depositary receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. These securities may not necessarily be denominated in the samecurrency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

Foreign securities also include securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar.

Because a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by a wide range of political and economic factors, including the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention and stability, speculation and other factors also affect exchange rates.

A Fund may engage in foreign currency transactions in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Fund may enter into a forward contract to protect against a decrease in the price of securities denominated in a particular currency a Fund intends to purchase. If it is anticipated that exchange rates will rise, a Fund may enter into a forward contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These forward contracts will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Foreign currency transactions, such as forward foreign currency exchange contracts, are contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The Adviser considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions.

The use of foreign currency transactions involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency transactions strategies also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of foreign currency transactions also exposes a Fund to the general risks of investing in futures contracts, including: the risk of an illiquid market for the foreign currency transactions and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its securities, and may cause a Fund to lose money on its investments in foreign currency transactions. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

Participation Notes

The Funds may purchase participation notes, also known as participation certificates. Participation notes are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by a Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. There can be no assurance that the trading price of participation notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. Participation notes are generally traded over-the-counter. Participation notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, the counterparty, and the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. Participation notes involve transaction cost. Participation notes may be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities. Participation notes offer a return linked to a particular underlying equity, debt or currency.

For temporary defensive purposes, the Funds may invest in fixed-income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

EQUITY SECURITIES

The following equity securities may be purchased by a Fund to the extent such purchase is consistent with the Fund's investment objective and strategies.

Initial Public Offerings

Smaller companies may offer initial public offerings which typically have additional risks including more limited product lines, markets and financial resources than larger, more seasoned companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Preferred Stock

Preferred stocks represent an equity or ownership interest in an issuer that pay dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bond take precedence over the claims of those who own preferred securities and common stock.

Smaller Company Securities

Investments in smaller capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

Securities owned by a Fund that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Fund of a portfolio security, to meet redemption requests by other investors or otherwise, may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.

Investments in smaller, less seasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Fund may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by a Fund and can result in such securities being priced lower than otherwise might be the case. If other institutional investors were to engage in trading this type of security, a Fund may be forced to dispose of its holdings in this type of security at prices lower than might otherwise be obtained in the absence of institutional trading in such security.

OTHER INVESTMENTS AND TECHNIQUES

Borrowing

Money may be borrowed for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

Closed-End Investment Companies

A Fund may invest in the securities of closed-end investment companies that invest primarily in foreign securities. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets.

A Fund will invest in such companies when, in the adviser's judgment, the potential benefits of the investment justify the payment of any applicable premium or sales charge. Other investment companies incur their own fees and expenses.

Forward Commitments, When-Issued and Delayed-Delivery Transactions

Securities may be purchased or sold on a when-issued or delayed-delivery basis and contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time may also be made. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.
The Funds have a segregated account in which they may maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is at least equal to the amount of such commitments.

Illiquid Securities

Securities not registered under the 1933 Act, and other securities subject to legal or other restrictions on resale may be less liquid than other investments and may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. No Fund may invest or hold more than 15% of its net assets in illiquid securities.

Loans of Portfolio Securities

Portfolio securities of a Fund may be loaned pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided: (i) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, initially in an amount at least equal to 100% of the value of the loaned securities (which includes any accrued interest or dividends), with the borrower being obligated, under certain circumstances, to post additional collateral on a daily marked-to-market basis, all as described in further detail in the following paragraph; although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all; (ii) the Fund may at any time terminate the loan and request the return of the loaned securities upon sufficient prior notification; (iii) the Fund will receive any interest or distributions paid on the loaned securities; and (iv) the aggregate market value of loaned securities will not at any time exceed the limits established under the 1940 Act.

The following provides additional detail on the requirement described in (i) above. The market value of the collateral delivered in connection with a securities loan must be equal to at least 102% of the market value of any domestic securities loaned or 105% of the market value of any foreign securities loaned. The loaned securities are marked to market on a daily basis, and additional collateral is required to be paid to maintain coverage equal to at least 102% of the market value of domestic securities loaned, and at least 105% of the market value of foreign securities loaned, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. For loans of U.S. Government Securities, the initial collateral required is 102% of the market value of the loaned securities, but additional collateral is required only if the market value of the loaned securities increases such that the collateral coverage (without taking into account any increase or decrease in the value of instruments in which the cash collateral is invested) falls below 100% of the market value of the loaned securities.

For lending its securities, a Fund will earn either a fee payable by the borrower (on loans that are collateralized by U.S. Government securities or a letter of credit) or the income on instruments purchased with cash collateral (after payment of a rebate fee to the borrower and a portion of the investment revenue to the securities lending agent). Cash collateral is invested on behalf of the Funds by the Funds' investment advisor in U.S. dollar-denominated short-term money market instruments that are permissible investments for the Fund and that, at the time of investment, are considered high-quality. Currently, cash collateral generated from securities lending is invested in shares of Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is a Delaware limited liability company that is exempt from registration under the 1940 Act. The Cash Collateral Fund is managed by Wells Fargo Funds Management and is sub-advised by Wells Capital Management. The Cash Collateral Fund is required to comply with the credit quality, maturity and other limitations set forth in Rule 2a-7 under the 1940 Act. The Cash Collateral Fund seeks to provide preservation of principal and daily liquidity by investing in high-quality, U.S. dollar-denominated short-term money market instruments. The Cash Collateral Fund may invest in securities with fixed, variable, or floating rates of interest. The Cash Collateral Fund seeks to maintain a stable price per share of $1.00, although there is no guarantee that this will be achieved. Income on shares of the Cash Collateral Fund is reinvested in shares of the Cash Collateral Fund. The investments of the Cash Collateral Fund are valued at amortized cost.

The investments purchased with cash collateral on behalf of each Fund currently include holdings in the securities of certain structured investment vehicles that, although considered high-quality, short-term money market instruments when originally purchased, are now in payment default or are otherwise impaired (the "Illiquid Investments"). The Illiquid Investments are not held in the Cash Collateral Fund, but rather are held in separate accounts on behalf of the respective Funds.

The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned by it, and by an increase or decrease in the value of instruments purchased with cash collateral received by it. Thus, the current net asset value of each Fund reflects the current valuations assigned to both (1) shares of the Cash Collateral Fund held on behalf of such Fund and (ii) interests in Illiquid Securities held on behalf of such Fund. If a Fund elects to discontinue its participation in the securities lending program at a time when the Fund continues to hold an interest in the Illiquid Securities, the securities lending agent will seek to promptly liquidate the Fund's investment in the Cash Collateral Fund, as well the Fund's investments in the Illiquid Securities. In such an event, the securities lending agent may not be able to dispose of the Illiquid Securities at an acceptable price or at all, and in such case may require the Fund to take a distribution of the Illiquid Securities in kind and/or realize a loss on the disposition of the Illiquid Securities.

Loans of securities involve a risk that the borrower may fail to return the securities when due or when recalled by a Fund or may fail to provide additional collateral when required. In either case, a Fund could experience delays in recovering securities or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, loans may be recalled at any time and generally will be recalled if a material event affecting the investment is expected to be presented to a shareholder vote, so that the securities may be voted by the Fund.

Each lending Fund pays a portion of the income (net of rebate fees) or fees earned by it from securities lending to a securities lending agent. Goldman Sachs Bank USA, an unaffiliated third party doing business as Goldman Sachs Agency Lending, currently acts as securities lending agent for the Funds, subject to the overall supervision of the Funds' investment adviser.

Other Investment Companies

A Fund may invest in shares of other open-end and closed-end management investment companies up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the fund's non-fundamental investment policies. Currently, under the 1940 Act, a fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions: (i) 3% of the total voting stock of any one investment company; (ii) 5% of such fund's total assets with respect to any one investment company; and (iii) 10% of such fund's total assets.

Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund. Other investment companies may include exchange-traded funds ("ETFs"), which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track and to the risks of the specific sector or industry tracked by the ETF. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons. Although ETFs that track broad market indexes are typically large and their shares are fairly liquid, ETFs that track more specific indexes tend to be newer and smaller, and all ETFs have limited redemption features. Pursuant to certain exemptive relief granted by the SEC, the Fund's investments in certain ETFs may exceed certain of the limits described above.

Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of other affiliated Funds, including the money market Funds, subject to certain conditions. Investing in affiliated Funds may present certain actual or potential conflicts of interest.

iShares. iShares Trust and iShares, Inc. ("iShares") are registered investment companies that consist of numerous separate series (each, an "iShares Fund"), each of which seeks investment results similar to the performance of a single stock market or of a group of stock markets in a single geographic location. iShares combine characteristics of stocks with those of index funds. Like stocks, iShares are liquid and can be traded in any number of shares; like index funds, they provide diversification and market tracking. iShares trade on the American Stock Exchange, the Chicago Board of Options Exchange and the New York Stock Exchange in the same way as shares of a publicly held company.

Private Placement and Other Restricted Securities

Private placement securities are not registered under the 1933 Act. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. However, private placement and other "restricted" securities typically cannot be resold without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A (a "Rule 144A Security")), and may not be readily marketable.

Private placement and other restricted securities typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Investing in private placement and other restricted securities is subject to certain additional risks. They may be considered illiquid securities as they typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value due to the absence of an active trading market. Delay or difficulty in selling such securities may result in a loss to a Fund. Restricted securities, including Rule 144A Securities, that are "illiquid" are subject to a Fund's policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation: (i) the frequency of trades and quotes for the Rule 144A Security; (ii) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the Rule 144A Security; and (iv) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer). The adviser will apply a similar process to evaluating the liquidity characteristics of other restricted securities. There can be no assurance that a restricted security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund.

Repurchase Agreements

Repurchase agreements are agreements wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. Repurchase agreements generally are subject to counterparty risk. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund's disposition of the underlying securities may be delayed or limited.

A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days, and other illiquid securities. A Fund will only enter into repurchase agreements with broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the Fund's adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

Reverse Repurchase Agreements

A reverse repurchase agreement is an agreement under which a Fund sells a portfolio security and agrees to repurchase it at an agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund's obligation to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. When a Fund makes a short sale, the proceeds it receives are retained by the broker until a Fund replaces the borrowed security. In order to deliver the security to the buyer, a Fund must arrange through a broker to borrow the security and, in so doing, a Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales "against the box" means that a Fund owns the securities, which are placed in a segregated account until the transaction is closed out, or has the right to obtain securities equivalent in kind and amount to the securities sold short. A Fund's ability to enter into short sales transactions is limited by the requirements of the 1940 Act.

Short sales by a Fund that are not made "against the box" are limited to transactions in futures and options. Such transactions create opportunities to increase a Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the futures or options sold short without the need to invest the full purchase price of the futures or options on the date of the short sale, a Fund's NAV per share will tend to increase more when the futures or options it has sold short decrease in value, and to decrease more when the futures or options it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of futures or options sold short may continuously increase, although a Fund may mitigate such losses by replacing the futures or options sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing futures or options to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

If a Fund makes a short sale "against the box," a Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the investment manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. Short sale transactions may have adverse tax consequences to the Fund and its shareholders.

In the view of the SEC, a short sale involves the creation of a "senior security" as such term is defined under the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

To avoid limitations under the 1940 Act on borrowing by investment companies, all short sales by a Fund will be "against the box," or the Fund's obligation to deliver the futures or options sold short not "against the box" will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of futures or options not "against the box" or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

Warrants

Warrants are instruments, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price, usually during a specified period of time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within the specified time period.

MANAGEMENT

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds."

General

The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds which consists of, as of March 1, 2010, 133 series comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex" or the "Trusts"). The business address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 75.

Information for Trustees, all of whom are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("Independent Trustees"), appears below. In addition to the Officers listed below, the Funds have appointed an Anti-Money Laundering Compliance Officer.

Name and Age	Position Held with Registrant/Length of Service[1]	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
INDEPENDENT TRUSTEES[2]
K. Dun Gifford, 71	Trustee, since 2010

Former Trustee of Evergreen fund complex from 1974 to 2010. Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

N/A
Peter G. Gordon, 67	Trustee, since 1998, Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Chairman, President and CEO of Crystal Geyser Water Company.	N/A
Isaiah Harris, Jr., 56	Trustee, since 2009, Advisory Board Member, from 2008 to 2009

Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State University Foundation Board of Governors and a member of the Advisory Board of Iowa State University School of Business.

CIGNA Corporation Deluxe Corporation
Judith M. Johnson, 60	Trustee, since 2008

Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is a certified public accountant and a certified managerial accountant.

N/A
David F. Larcker, 59	Trustee, since 2009, Advisory Board Member, from 2008 to 2009

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

N/A
Olivia S. Mitchell, 56	Trustee, since 2006

Professor of Insurance and Risk Management, Wharton School, University of Pennsylvania. Director of the Boettner Center on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate, National Bureau of Economic Research.

N/A
Timothy J. Penny, 57	Trustee, since 1996

President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

N/A
Michael S. Scofield, 67	Trustee, since 2010	Former Trustee of Evergreen fund complex from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)	N/A
Donald C. Willeke, 69	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 to present.	N/A
OFFICERS
Karla M. Rabusch, 50	President, since 2003

Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

N/A
David Berardi, 34	Assistant Treasurer, since 2009

Vice President of Evergreen Investment Management Company, LLC since 2008. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC since 2004.

N/A
Jeremy DePalma, 35	Assistant Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2008. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration since 2005.

N/A
C. David Messman, 49	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Managing Counsel of Wells Fargo Bank, N.A. since 2000.	N/A
Debra Ann Early, 45	Chief Compliance Officer, since 2007

Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

N/A
Kasey Phillips, 38	Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2006 and currently the Treasurer of the Evergreen Funds since 2005. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

N/A
1	Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.
2	Immediately following the consummation of the first reorganization of an Evergreen fund with a Wells Fargo Advantage Fund (presently expected to occur on or about July 9, 2010), Mr. Michael S. Scofield and Mr. K. Dun Gifford, current Trustees of the Evergreen funds will join the Board of Trustees of the Trust. Messrs. Scofield and Gifford have each served as Trustees of the Evergreen fund family for over 25 years. Mr. Scofield is a retired attorney of the Law Offices of Michael S. Scofield, and a Director and Chairman of Branded Media Corporation (a multi-media branding company). Mr. Gifford is the Chairman and President of Oldways Preservation and Exchange Trust (education) and a Trustee, Member of the Executive Committee, and former Treasurer of Cambridge College.

The Trust's Declaration of Trust does not set forth any specific qualifications to serve as a Trustee other than that no person shall stand for initial election or appointment as a Trustee if such person has already reached the age of 72. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Trustee candidates and a process for evaluating potential conflicts of interest, which identifies certain disqualifying conflicts. None of the current Trustees is an "interested person" of the Trust as that term is defined in the 1940 Act.
Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, Funds Management, sub-advisers, other service providers, counsel and the independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee's ability to perform his or her duties effectively has been attained through the Trustee's business, consulting, public service and/or academic positions and through experience from service as a board member of the Trust and the other Trusts in the Fund Complex (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below. Each Trustee's ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.
K. Dun Gifford. Mr. Gifford has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen fund complex since 1974. He is a Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer of Cambridge College. He is also Chairman and President of Oldways Preservation and Exchange Trust, a non-profit educational organization.
Peter G. Gordon. Mr. Gordon has been a Trustee since 1998, Chairman of the Board of Trustees since 2005, the Lead Independent Trustee from 2001 through 2005, and Chairman of the Governance Committee since 2005, with respect to all of the Trusts in the Fund Complex. In addition, he has over 30 years of executive and business experience as the co-founder, Chairman, President and CEO of Crystal Geyser Water Company.
Isaiah Harris, Jr. Mr. Harris has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009. He has been the Chairman of the Board of CIGNA Corporation since 2009, and has been a director of CIGNA Corporation since 2005. He also has been a director of Deluxe Corporation since 2003. As a director of these and other public companies, he has served on board committees, including Governance, Audit and Compensation Committees. Mr. Harris served in senior executive positions, including as president, chief executive officer, vice president of finance and/or chief financial officer, of operating companies for approximately 20 years.
Judith M. Johnson. Ms. Johnson has served as a Trustee of the Trusts in the Fund Complex since 2008 and as Chair of the Audit Committee since 2009. She served as the Chief Executive Officer and Chief Investment Officer of the Minneapolis Employees Retirement Fund for twelve years until her retirement in 2008. Ms. Johnson is a licensed attorney, as well as a certified public accountant and a certified managerial accountant. Ms. Johnson has been determined by the Board to be an audit committee financial expert as such term is defined in the applicable rules of the SEC.
David F. Larcker. Mr. Larcker has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009. Mr. Larcker is the James Irvin Miller Professor of Accounting at the Graduate School of Business of Stanford University. He is also the Director of the Corporate Governance Research Program and Co-director of The Rock Center for Corporate Governance at Stanford University. He has been a professor of accounting for over 30 years. He has written numerous articles on a range of topics, including managerial accounting, financial statement analysis and corporate governance.
Olivia S. Mitchell. Ms. Mitchell has served as a Trustee of the Trusts in the Fund Complex since 2006. Ms. Mitchell is Department Chair and Professor, Department of Insurance and Risk Management, and International Foundation of Employee Benefit Plans Professor at the Wharton School of the University of Pennsylvania. She also serves in senior positions with academic and policy organizations that conduct research on pensions, retirement, insurance and related topics, including as Executive Director of the Pension Research Council and Director of the Boettner Center on Pensions and Retirement Research, both of the University of Pennsylvania. She has been a professor of economics, insurance and risk management for over 30 years. She has written numerous articles and books on a range of topics, including retirement risk management, private and social insurance, and health and retirement analysis and policy.
Timothy J. Penny. Mr. Penny has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996. He has been President and CEO of Southern Minnesota Initiative Foundation since 2007 and a Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. He also serves as a member of the board of another non-profit organization. Mr. Penny was a member of the U.S. House of Representatives for 12 years representing Southeastern Minnesota's First Congressional District.
Michael S. Scofield. Mr. Scofield has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen fund complex since 1984, where he served as Chairman of the Board. He also serves as chairman of the Independent Directors Council, an organization dedicated to serving the independent investment company director community, and other leadership positions in the investment company industry. He previously worked as an attorney with the Law Offices of Michael S. Scofield. He was formerly Director and Chairman of Branded Media Corporation, a multi-media branding company.
Donald C. Willeke. Mr. Willeke has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996. Previously, he served on the board of trustees of another registered investment company. He is an attorney in private practice and has served as General Counsel of the Minneapolis Employees Retirement Fund for more than 25 years.

Board of Trustees - Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Trust and the Funds rests with the Board of Trustees. The Board has engaged Funds Management to manage the Funds on a day-to day basis. The Board is responsible for overseeing Funds Management and other service providers in the operation of the Trust in accordance with the provisions of the 1940 Act, applicable provisions of Delaware law, other applicable laws and the Fund's charter. The Board is currently composed of seven members, each of whom is an Independent Trustee. The Board currently conducts regular meetings five times a year. In addition, the Board frequently holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.
The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman's role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. In order to assist the Chairman in maintaining effective communications with the other Trustees and Funds Management, the Board has appointed a Chair Liaison to work with the Chairman to coordinate Trustee communications and to assure timely responses to Trustee inquiries, board governance and fiduciary matters. The Chair Liaison serves for a one-year term, which may be extended with the approval of the Board. Except for any duties specified herein or pursuant to the Trust's charter document, the designation of Chairman or Chair Liaison does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally.
The Board also has established a Governance Committee and an Audit Committee to assist the Board in the oversight and direction of the business and affairs of the Trust, and from to time may establish informal working groups to review and address the policies and practices of the Trust with respect to certain specified matters. Additionally, the Board has established investment teams to review in detail the performance of each of the Funds, in light of each Fund's investment objectives and strategies, to meet with portfolio managers, and to report back to the full Board. The Board occasionally engages independent consultants to assist it in evaluating initiatives or proposals. The Board believes that the Board's current leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.
The Funds and Trusts are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of Funds Management, the subadvisers and other service providers (depending on the nature of the risk), who carry out the Funds' investment management and business affairs. Each of Funds Management, the sub-advisers and other service providers have their own, independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.
Risk oversight forms part of the Board's general oversight of the Funds and Trusts and is addressed as part of various Board and Committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. As part of its regular oversight of the Trusts, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Funds Management, subadvisers, the Chief Compliance Officer of the Funds, the independent registered public accounting firm for the Funds, and internal auditors for Funds Management or its affiliates, as appropriate, regarding risks faced by the Funds and relevant risk functions. The Board, with the assistance of its investment teams, reviews investment policies and risks in connection with its review of the Funds' performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds' compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board's periodic review of the Funds' advisory, subadvisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board oversees a management valuation team comprised of officers of Funds Management, has approved and periodically reviews valuation policies applicable to valuing the Fund shares and has established a valuation committee of Trustees. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Committees.

As noted above, the Board has established a standing Governance Committee, a standing Audit Committee and a standing Valuation Committee to assist the Board in the oversight and direction of the business and affairs of the Trust. Each such Committee operates pursuant to a charter approved by the Board and is chaired by an Independent Trustee. Each Independent Trustee is a member of the Trust's Governance Committee, Audit Committee and Valuation Committee.

(1) Governance Committee. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only Independent Trustees may nominate and select persons to become Independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. The Governance Committee meets only as necessary and and met three times during the Funds' most recently completed fiscal year. Peter Gordon serves as the chairman of the Governance Committee.

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee's consideration, which are set forth in the Trusts' Governance Committee Charter. The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five calendar days nor more than seventy-five calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the "candidate"), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the 1940 Act) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

The Governance Committee may from time-to-time propose nominations of one or more individuals to serve as members of an "advisory board," as such term is defined in Section 2(a)(1) of the 1940 Act ("Advisory Trustees"). An individual may be eligible to serve as an Advisory Trustee only if that individual meets the requirements to be a "non-interested" Trustee under the 1940 Act and does not otherwise serve the Trust in any other capacity. Any Advisory Trustee shall serve at the pleasure of the Board and may be removed, at any time, with or without cause, by the Board. An Advisory Trustee may be nominated and elected as a Trustee, at which time he or she shall cease to be an Advisory Trustee. Advisory Trustees shall perform solely advisory functions. Unless otherwise specified by the Committee or the Board, Advisory Trustees are invited to attend meetings of the Board and all committees of the Board. Advisory Trustees shall participate in meeting discussions but do not have a vote upon any matter presented to the Board or any committee of the Board, nor do they have any power or authority to act on behalf of or to bind the Board, any committee of the Board or the Trust. Advisory Trustees shall not have any responsibilities or be subject to any liabilities imposed upon Trustees by law or otherwise. Advisory Trustees shall be entitled, to the maximum extent permitted by law, to be indemnified by the Trust and shall be covered by any liability insurance coverage that extends to Trustees and officers of the Trust. Advisory Trustees shall be paid the same meeting fees payable to Trustees and shall have their expenses reimbursed in accordance with existing Board expense reimbursement policies. Advisory Trustees shall not receive any retainer fees.

(2) Audit Committee. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter and met four times during the Funds' most recently completed fiscal year. Judith M. Johnson serves as the chairperson of the Audit Committee.

(3) Valuation Committee. The Board has delegated to the Valuation Committee the authority to take any necessary or appropriate action and address any issues regarding the valuation of Fund portfolio securities under the Trust's valuation procedures, including determining the fair value of securities between Board regularly scheduled meetings in instances where that determination has not otherwise been delegated to the valuation team ("Management Valuation Team") of Funds Management. The Board considers for ratification at each quarterly meeting any valuation actions taken by the Valuation Committee or the Management Valuation Team during the previous quarter that require ratification. Any one member of the Valuation Committee may constitute a quorum for a meeting of the committee. The Valuation Committee convened approximately four times during 2009.

Compensation. For the calendar year ended December 31, 2008, each Trustee received an annual retainer (payable quarterly) of $160,000 from the Fund Complex. Each Trustee and Advisory Board Member also received a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at the first telephonic Fund Complex Board meeting and each telephonic Board meeting beyond five. In addition, the Chairperson of the Fund Complex Board received an additional $40,000 annual retainer and the Chairperson of the Audit Committee received an additional $20,000 annual retainer, for the additional work and time devoted by the Chairpersons. Prior to January 1, 2008, each Trustee received an annual retainer (payable quarterly) of $140,000 from the Fund Complex. Each Trustee also received a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson of the Fund Complex Board received an additional $40,000 annual retainer and the Chairperson of the Audit Committee received an additional $16,000 annual retainer, for the additional work and time devoted by the Chairpersons.
Effective January 1, 2009, each Trustee receives an annual retainer (payable quarterly) of $160,000 from the Fund Complex. Each Trustee and Advisory Board Member receives a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson of the Fund Complex Board receives an additional $40,000 annual retainer and the Chairperson of the Audit Committee receives an additional $20,000 annual retainer, for the additional work and time devoted by the Chairpersons.

The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. For the fiscal year ending September 30, 2009 the Trustees received the following compensation:

Trustee Compensation Table - Fiscal Year Ended September 30, 2009
				Independent Trustees[1]
Fund	Peter G. Gordon	Isiah Harris, Jr.	Judith M. Johnson	David F. Larcker	Olivia S. Mitchell	Timothy J. Penny	Donald C. Willeke
C&B Large Cap Value	$1,909	$943	$1,673	$943	$1,598	$1,609	$1,609
Diversified Equity	$1,909	$943	$1,673	$943	$1,598	$1,609	$1,609
Diversified Small Cap	$1,909	$943	$1,673	$943	$1,598	$1,609	$1,609
Emerging Growth	$1,909	$943	$1,673	$943	$1,598	$1,609	$1,609
Equity Value	$1,909	$943	$1,673	$943	$1,598	$1,609	$1,609
Index[2]	$1,909	$943	$1,673	$943	$1,598	$1,609	$1,609
Small Company Growth	$1,909	$943	$1,673	$943	$1,598	$1,609	$1,609
Small Company Value	$1,909	$943	$1,673	$943	$1,598	$1,609	$1,609
Total Compensation from Fund Complex[3]	$254,000	$125,467	$222,500	$125,467	$212,500	$214,000	$214,000
1	Isaiah Harris, Jr. and David F. Larker became Independent Trustees effective April 17, 2009. From November 1, 2008, to April 17, 2009, Messrs. Harris and Larcker served as Advisory Board Members. The compensation reflected in the table above for Messers. Harris and Larcker includes compensation for their services as Advisory Board members from November 1, 2008, to April 16, 2009, and as Independent Trustees from April 17, 2009, to September 30, 2009. Michael S. Scofield and K. Dun Gifford became Independent Trustees effective July 9, 2010 and did not receive compensation during the Funds' most recent fiscal year.
2	Information is provided for the Index Fund for the year ended September 30, 2009, the fiscal year that applied to the Index Fund before its predecessor fund, the Evergreen Equity Index Fund, became the accounting survivor on July 19, 2010 as a result of a reorganization.
3	Includes Trustee compensation received by other funds within the entire Fund Complex as of December 31, 2009 (consisting of 133 funds).

Beneficial Equity Ownership Information. As of the calendar year ended December 31, 2009, the Trustees, the Advisory Board Members and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the dollar value of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: $0; $1-$10,000; $10,001- $50,000; $50,001-$100,000; and over $100,000.

Beneficial Equity Ownership in the Funds and Fund Complex Calendar Year Ended December 31, 2009
					Independent Trustees
Fund	K. Dun Gifford[1]	Peter G. Gordon	Isaiah Harris, Jr.[2]	Judith M. Johnson	David F. Larcker[2]	Olivia S. Mitchell	Timothy J. Penny	Michael S. Scofield[1]	Donald C. Willeke
C&B Large Cap Value		$0	$0	$0	$0	$0	$0		$0
Diversified Equity		$0	$0	$0	$0	$0	$0		$0
Diversified Small Cap		$0	$0	$0	$0	$0	$0		$0
Emerging Growth		$0	$0	$0	$0	$0	$0		$0
Equity Value		$0	$0	$0	$0	$0	$0		$0
Growth Equity		$0	$0	$0	$0	$0	$0		$0
Index		$0	$0	$0	$0	$0	$50,001 - $100,000		>$100,000
Small Company Growth		$0	$0	$0	$0	$0	$0		$0
Small Company Value		$10,001 - $50,000	$0	$0	$0	$0	$0		$0
Aggregate Dollar Range of Equity Securities Of Fund Complex[3]		Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000		Over $100,000
1	Messrs. Scofield and Gifford were appointed to the Board as Independent Trustees effective July 9, 2010.
2	Messrs. Harris and Larcker were elected to the Board as Independent Trustees effective April 17, 2009.
3	Includes Trustee ownership in shares of other funds within the entire Fund Complex (consisting of 133 funds) as of December 31, 2009.

Ownership of Securities of Certain Entities. As of the calendar year ended December 31, 2009, none of the Independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

Investment Adviser

Wells Fargo Funds Management, LLC ("Funds Management"), an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

Affiliated Advisory Programs. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.

The Funds operate under two types of advisory arrangements: (i) gateway feeder Funds that invest in a single corresponding master portfolio of Master Trust and have "dormant" advisory arrangements at the gateway level; and (ii) gateway blended Funds that invest in two or more master portfolios of Master Trust and have advisory arrangements at the gateway level.

As described in the first category above, the gateway feeder Funds each invest 100% of their assets in a single respective master portfolio of Master Trust. Because the gateway feeder Funds invest all of their assets in a single portfolio, no investment advisory services are currently provided at the gateway feeder Fund level. However, in order to preserve flexibility to allow the gateway feeder Funds to invest in more than one master portfolio of Master Trust, each gateway feeder Fund has a "dormant" advisory arrangement with Funds Management. Under the dormant advisory arrangement, Funds Management will receive no advisory fees from a gateway feeder Fund as long as the gateway feeder Fund continues to invest all (or substantially all) of its assets in a single master portfolio of Master Trust. If a gateway feeder Fund were to change its investment structure so that it begins to invest substantially all of its assets in two or more master portfolios (a gateway blended Fund), Funds Management would be entitled to receive an annual fee of 0.25% of the Fund's average daily net assets for providing investment advisory services to the Fund, including a determination of the asset allocation of the Fund's investment in various master portfolios. If, in reliance upon current published "no-action" interpretative positions of the staff of the SEC, a gateway feeder Fund redeems all or a portion of its assets from any master portfolio and invests those assets directly in a portfolio of securities, Funds Management expects that it would be entitled to receive the advisory rate (pass-through advisory fee) listed below which mirrors the current advisory fee charged by Funds Management to the Master Trust portfolio in which the gateway feeder Fund invests for the management of those assets.

Gateway Feeder Fund	Active Advisory Fees	Dormant Asset Allocation Fees[1]	Annual Rate[2] (as a percentage of net assets) - Effective 7/9/10 or 2/1/08, as noted
C&B Large Cap Value[3]	0.00%	0.25%	First $500 million	0.650%
			Next $500 million	0.625%
			Next $1 billion	0.600%
			Next $2 billion	0.575%
			Over $4 billion	0.550%

Emerging Growth[4]	0.00%	0.25%	First $500 million	0.800%
			Next $500 million	0.775%
			Next $1 billion	0.750%
			Next $1 billion	0.725%
			Over $3 billion	0.700%

Equity Value[5]	0.00%	0.25%	First $500 million	0.650%
			Next $500 million	0.625%
			Next $1 billion	0.600%
			Next $2 billion	0.575%
			Over $4 billion	0.550%

Index[6]	0.00%	0.25%	First $1 billion	0.100%
			Next $4 billion	0.075%
			Over $5 billion	0.050%

Small Company Growth[7]	0.00%	0.25%	First $500 million	0.800%
			Next $500 million	0.775%
			Next $1 billion	0.750%
			Next $1 billion	0.725%
			Over $3 billion	0.700%

Small Company Value[8]	0.00%	0.25%	First $500 million	0.800%
			Next $500 million'	0.775%
			Next $1 billion	0.750%
			Next $1 billion	0.725%
			Over $3 billion	0.700%
1	Represents the proposed advisory fee payable to Funds Management as Adviser if the Fund converts into a gateway blended Fund.
2	Represents the advisory fee payable to Funds Management as Adviser to the portfolio(s) of Master Trust in which the Fund invests. Funds Management expects that this would be the proposed advisory fee payable to Funds Management as Adviser if the Fund converts into a stand-alone Fund.
3	Effective July 9, 2010. From February 1, 2008 through July 8, 2010, the the following advisory fee schedule was charged to the C&B Large Cap Portfolio as a percentage of the Portfolio's daily net assets: 0.70% for the first $500 million; 0.65% for the next $500 million; 0.60% for next $2 billion; 0.575% for the next $2 billion; and 0.55% for assets over $5 billion.
4	Effective July 9, 2010. From February 1, 2008 through July 8, 2010, the the following advisory fee schedule was charged to the Emerging Growth Portfolio as a percentage of the Portfolio's daily net assets: 0.85% for the first $500 million; 0.825% for the next $500 million; 0.80% for next $1 billion; 0.775% for the next $1 billion; and 0.75% for assets over $3 billion.
5	Effective July 9, 2010. From February 1, 2008 through July 8, 2010, the the following advisory fee schedule was charged to the Equity Value Portfolio as a percentage of the Portfolio's daily net assets: 0.70% for the first $500 million; 0.65% for the next $500 million; 0.60% for next $2 billion; 0.575% for the next $2 billion; and 0.55% for assets over $5 billion.
6	Effective 2/1/08.
7	Effective July 9, 2010. From February 1, 2008 through July 8, 2010, the the following advisory fee schedule was charged to the Small Company Growth Portfolio as a percentage of the Portfolio's daily net assets: 0.850% for the first $500 million; 0.825% for the next $500 million; 0.800% for next $1 billion; 0.775% for the next $1 billion; and 0.750% for assets over $3 billion.
8	Effective July 9, 2010. From February 1, 2008 through July 8, 2010, the the following advisory fee schedule was charged to the Small Company Value Portfolio as a percentage of the Portfolio's daily net assets: 0.850% for the first $500 million; 0.825% for the next $500 million; 0.800% for next $1 billion; 0.775% for the next $1 billion; and 0.750% for assets over $3 billion.

As described in the second category above, the following gateway blended Funds invest their respective assets in two or more master portfolios of Master Trust. For each of these Funds, Funds Management determines the master portfolios of Master Trust in which each gateway blended Fund invests and the percentage allocation that such Fund would make to each master portfolio. For these asset allocation services, Funds Management is entitled to receive an annual fee of 0.25% of the Fund's average daily net assets as indicated in the chart below.

Gateway Blended Funds	Advisory Fees (Maximum Asset Allocation Fees)
Diversified Equity	0.25%
Diversified Small Cap	0.25%

Advisory Fees Paid. For the fiscal year ends shown in the tables below, the Funds listed below paid the following advisory fees, and the investment adviser waived the indicated fees.

	Year Ended 9/30/09
Fund	Fees Incurred	Fees Waived	Fees Paid After Waiver
C&B Large Cap Value	$0	$0	$0
Diversified Equity	$1,482,493	$1,421,063	$61,430
Diversified Small Cap	$1,034,453	$1,034,453	$0
Emerging Growth Fund[1]	$0	$0	$0
Equity Value[1]	$0	$0	$0
Index1,[2]	$0	$0	$0
Small Company Growth[1]	$0	$0	$0
Small Company Value[1]	$0	$0	$0
	Year Ended 9/30/08
Fund	Fees Incurred	Fees Waived	Fees Paid After Waiver
C&B Large Cap Value	$0	$0	$0
Diversified Equity	$2,577,607	$2,445,827	$131,780
Diversified Small Cap	$1,597,382	$1,021,038	$576,344
Emerging Growth Fund[1]	$0	$0	$0
Equity Value[1]	$0	$0	$0
Index1,[2]	$0	$0	$0
Small Company Growth[1]	$0	$0	$0
Small Company Value[1]	$0	$0	$0
	Year Ended 9/30/07
Fund	Fees Incurred	Fees Waived	Fees Paid After Waiver
C&B Large Cap Value	$0	$0	$0
Diversified Equity	$3,270,492	$3,149,107	$121,385
Diversified Small Cap	$1,935,170	$1,263,008	$672,162
Emerging Growth Fund[1]	$0	$0	$0
Equity Value[1]	$0	$0	$0
Index1,[2]	$0	$0	$0
Small Company Growth[1]	$0	$0	$0
Small Company Value[1]	$0	$0	$0
1	Funds Management currently does not receive investment advisory fees from any Fund that invests substantially all of its assets in a single portfolio of Master Trust. Funds Management receives advisory fees from the respective Master Trust portfolios in which such Funds invest.
2	Information is provided for the Index Fund for the year ended September 30, 2009, the fiscal year that applied to the Index Fund before its predecessor fund, the Evergreen Equity Index Fund, became the accounting survivor on July 19, 2010 as a result of a reorganization.

General. Each Fund's Advisory Agreement will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

Investment Sub-Advisers

Funds Management has engaged Artisan Partners Limited Partnership ("Artisan"), Cadence Capital Management, LLC ("Cadence"), Cooke & Bieler, LLP. ("Cooke & Bieler"), LSV Asset Management ("LSV"), Peregrine Capital Management, Inc. ("Peregrine"), Smith Asset Management Group ("Smith"), SSgA Funds Management, ("SSgA") Systematic Financial Management, L.P. ("Systematic") and Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, to serve as investment sub-advisers to the master portfolios of Master Trust in which the gateway blended and gateway feeder Funds invest, as listed in the charts below (each a "Sub-Adviser" and collectively, the "Sub-Advisers"). Subject to the direction of the Trust's and Master Trust's Boards and the overall supervision and control of Funds Management, the Trust and Master Trust, the Sub-Advisers make recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Advisers furnish to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Advisers also furnish such additional reports and information as Funds Management and the Trust's and Master Trust's Boards and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to an affiliated Sub-Adviser.

Currently, because the gateway feeder Funds invest all of their assets in a single portfolio, no investment sub-advisory services are provided at the gateway feeder Fund level, and, accordingly, a sub-adviser receives no sub-advisory fee. If, in reliance upon current published "no-action" interpretative positions of the staff of the SEC, a gateway Fund redeems its assets from a master portfolio and invests them directly using the sub-adviser, the sub-adviser would be entitled to receive a sub-advisory fee at the same rate the sub-adviser received from the master portfolio for investing the portion of the gateway Fund's assets formerly invested in the master portfolio. The sub-adviser would be compensated for its services by Funds Management from the advisory fees Funds Management receives for its services. In that event, it is expected that the sub-advisory fees that would be charged to the gateway Funds would be identical to the sub-advisory fees currently charged to the master portfolios in which each gateway Fund invests, which are listed in the chart below.

Master Portfolio	Sub-Adviser	Current Fees
C&B Large Cap Value	Cooke & Bieler	First $250 million		0.450%
		Next $250 million		0.400%
		Next $250 million		0.350%
		Over $750 million		0.300%

Disciplined Growth	Smith	First $200 million		0.300%
		Next $300 million		0.200%
		Over $500 million		0.150%

Disciplined Value	Wells Capital Management	First $100 million		0.350%
		Next $100 million		0.300%
		Next $300 million		0.200%
		Over $500 million		0.150%

Emerging Growth	Wells Capital Management	First $100 million		0.550%
		Next $100 million		0.500%
		Over $200 million		0.400%

Equity Value	Systematic	First $150 million		0.300%
		Next $200 million		0.200%
		Next $400 million		0.150%
		Next $250 million		0.130%
		Over $1 billion		0.100%

Index	Wells Capital Management	First $100 million		0.050%
		Next $100 million		0.030%
		Over $200 million		0.020%

International Core[1]	Wells Capital Management	First $200 million	0.450%
		Over $200 million		0.400%

International Growth	Artisan Partners	First $250 million		0.700%
		Over $250 million		0.500%

International Index[2]	SSgA	First $100 million		0.080%
		Over $100 million		0.060%

International Value	LSV	First $150 million		0.350%
		Next $350 million		0.400%
		Next $250 million		0.350%
		Next $250 million		0.325%
		Over $1 billion		0.300%

Large Cap Appreciation	Cadence	First $250 million		0.300%
		Next $250 million		0.200%
		Next $500 million		0.150%
		Over $1 billion		0.100%

Large Company Growth[3]	Peregrine	First $25 million		0.550%
		Next $25 million		0.450%
		Next $100 million		0.400%
		Next $125 million		0.350%
		Over $275 million		0.225%

Small Cap Index	Wells Capital Management	First $100 million		0.050%
		Next $100 million		0.030%
		Over $200 million		0.020%

Small Company Growth	Peregrine	First $50 million		0.900%
		Next $130 million		0.750%
		Next $160 million		0.650%
		Next $345 million		0.500%
		Next $50 million		0.520%
		Over $735 million		0.550%

Small Company Value	Peregrine	First $175 million		0.500%
		Over $175 million		0.750%
1	Effective _______, 2010, Wells Capital Management replaced Evergreen Investments as the Sub-Adviser for the International Core Portfolio. Effective March 2, 2009, Evergreen Investments replaced New Star Institutional managers Limited ("New Star") as the Sub-Adviser for the International Core Portfolio. From March 2, 2009 to July 1, 2009, Evergreen Investments was entitled to receive a sub-advisory fee of 0.35% for the first $50 million, 0.29% for the next $500 million, and 0.20% for assets over $550 million, which is the same fee rate previously paid to New Star. From July 2, 2009 to _______, 2010, as part of contemporaneously implementing an increased sub-advisory rate for certain other Funds in the fund complex, Evergreen Investments was entitled to receive a subadvisory fee of 0.45% for the first $200 million of assets and 0.40% for assets over $200 million.
2	Effective May 27, 2005, SSgA began providing sub-advisory services to the International Index Portfolio subject to the sub-advisory rate referenced above. Prior to May 27, 2005, Barclays Global Fund Advisors served as the Portfolio's sub-adviser and received a sub-advisory fee at a rate as a percentage of net assets of 0.30% for all asset levels.
3	Effective June 1, 2007, Peregrine began providing sub-advisory services to the Large Company Growth Portfolio subject to the sub-advisory rate referenced above. Prior to June 1, 2007, Peregrine provided sub-advisory services to the Large Company Growth Portfolio and received a sub-advisory fee at the following rate as a percentage of net assets: 0.56% for the first $25 million; 0.45% for the next $25 million; 0.375% for the next $225 million, and 0.225% for assets over $275 million.

Unaffiliated Sub-Advisers. The Funds listed below paid the following aggregate dollar amount of sub-advisory fees to the following unaffiliated sub-advisers for the fiscal periods indicated below:

2009	Fund/Master Portfolio	Sub-Adviser	Fees Paid	Fees Waived/Reimbursed
	C&B Large Cap Value Portfolio	C&B	$2,168,600	$0
	Equity Value Portfolio	Systematic	$1,004,159	$0
	International Core Portfolio	New Star[1]	$6,506	$0
	International Growth Portfolio	Artisan	$798,918	$0
	International Index Portfolio	SSgA	$51,360	$0
	International Value Portfolio	LSV	$979,897	$0
2008	Fund/Master Portfolio	Sub-Adviser	Fees Paid	Fees Waived/Reimbursed
	C&B Large Cap Value Portfolio	C&B	$3,507,326	$0
	Equity Value Portfolio	Systematic	$1,285,812	$0
	International Core Portfolio	New Star	$33,101	$0
	International Growth Portfolio	Artisan	$1,637,644	$0
	International Index Portfolio	SSgA	$90,849	$0
	International Value Portfolio	LSV	$1,540,580	$0
2007	Fund/Master Portfolio	Sub-Adviser	Fees Paid	Fees Waived/Reimbursed
	C&B Large Cap Value Portfolio	C&B	$4,005,982	$0
	Equity Value Portfolio	Systematic	$1,194,960	$0
	International Core Portfolio	New Star	$33,427	$0
	International Growth Portfolio	Artisan	$2,207,722	$0
	International Index Portfolio	SSgA	$117,206	$0
	International Value Portfolio	LSV	$1,431,642	$0
1	For the period September 30, 2008, to March 1, 2009.

Portfolio Managers

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Portfolio Managers." The information in this section is provided as of September 30, 2009 the most recent fiscal year end for the Funds (other than the Index Fund) managed by the portfolio managers listed below (each a "Portfolio Manager" and together, the "Portfolio Managers"). The Portfolio Managers manage the investment activities of the Funds on a day-to-day basis as follows. Reference to management of a Fund, except the Diversified Equity and Diversified Small Cap Funds, is meant to refer to management of the corresponding master portfolio in which the Fund invests, and not to management of the Fund itself. The Diversified Equity and Diversified Small Cap Funds invest in more than one master portfolio and the Portfolio Managers listed for those Funds are responsible for allocating the assets among the master portfolios.

Fund	Master Portfolio	Sub-Adviser	Portfolio Mangers
C&B Large Cap Value	C&B Large Cap Value Portfolio	C&B	Kermit S. Eck, CFA Daren C. Heitman, CFA Steve Lyons, CFA Michael M. Meyer, CFA Edward W. O'Connor, CFA R. James O'Neil, CFA Mehul Trivedi, CFA
Diversified Equity	Invests in multiple master portfolios	Funds Management	Thomas C. Biwer, CFA Christian L. Chan, CFA Andrew Owen, CFA
Diversified Small Cap	Invests in multiple master portfolios	Funds Management	Thomas C. Biwer, CFA Christian L. Chan, CFA Andrew Owen, CFA
Emerging Growth	Emerging Growth Portfolio	Wells Capital Management	Joseph M. Eberhardy, CFA Thomas C. Ognar, CFA Bruce C. Olson, CFA
Equity Value	Equity Value Portfolio	Systematic	D. Kevin McCreesh, CFA Ronald M. Mushock, CFA
Index	Index Portfolio	Wells Capital Management	William E. Zieff
Small Company Growth	Small Company Growth Portfolio	Peregrine	William A. Grierson Daniel J. Hagen, CFA Robert B. Mersky, CFA James P. Ross, CFA Paul E. von Kuster, CFA
Small Company Value	Small Company Value Portfolio	Peregrine	Jason R. Ballsrud, CFA Tasso H. Coin, Jr., CFA Douglas G. Pugh, CFA

Management of Other Accounts. The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Managers, not including the Funds. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under "Other Accounts."

[Table to come]

The following table indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts.

[Table to come]

Material Conflicts of Interest. The Portfolio Managers face inherent conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interest, the Sub-Advisers have adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that they believe address the potential conflicts associated with managing portfolios for multiple clients and ensure that all clients are treated fairly and equitably. Additionally, some Sub-Advisers minimize inherent conflicts of interest by assigning the Portfolio Managers to accounts having similar objectives. Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings. Furthermore, the Sub-Advisers have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the "Advisers Act") to address potential conflicts associated with managing the Funds and any personal accounts the Portfolio Managers may maintain.

C&B. In the case of C&B, the Portfolio Managers manage accounts on a team basis so the Portfolio Managers may be subject to the potential conflicts of interests described above. Accordingly, performance and allocation of securities are closely monitored to ensure equal treatment and C&B has implemented policies and procedures to ensure that clients are treated fairly and that potential conflicts of interest are minimized.

Funds Management. In the case of Funds Management, the Portfolio Managers allocate interests in mutual funds between different funds, however, they may still be subject to the potential conflicts of interests described above.

Peregrine. In the case of Peregrine, the Portfolio Managers hold the same securities in the same proportionate weightings, subject to client and float/liquidity constraints and cash flows. Performance and allocation of securities are closely monitored to ensure equal treatment. Accordingly, the Portfolio Managers have not experienced material conflicts of interests in managing multiple accounts.

Systematic. The Systematic is an affiliated firm of AMG. Systematic operates independently as a separate, autonomous affiliate of AMG, which has equity investments in a group of investment management firms including Systematic, and as a result, Systematic does not have information on other AMG affiliates in this regard. The AMG affiliates do not formulate advice for Systematic's clients and do not, in our view, present any potential conflict of interest with Systematic's clients.

At Systematic, portfolio managers oversee the investment of various types of accounts in the same strategy such as mutual funds, pooled investment vehicle and separate accounts for individuals and institutions. Investment decisions generally are applied to all accounts utilizing that particular strategy taking into consideration client restrictions, instructions and individual client needs. A portfolio manager may manage an account whose fees may be higher or lower than the basic fee schedule to provide for varying client circumstances. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of client trades.

During the normal course of managing assets for multiple clients of varying types and asset levels, Systematic will inevitably encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of our clients. Those of a material nature that are encountered most frequently involve security selection, employee personal securities trading, proxy voting and the allocation of securities. To mitigate these conflicts and ensure its clients are not impacted negatively by the adverse actions of Systematic or its employees, Systematic has implemented a series of policies including, but not limited to, its Code of Ethics, which addresses personal securities trading, Proxy Voting Policy and Trade Error Policy designed to prevent and detect conflicts when they occur.

Moreover, in order to reduce the possibility of an actual or apparent conflict of interest, Systematic's employees should not accept inappropriate gifts, gratuities, entertainment, special accommodations, or other things of material value that could influence their decision-making or suggest that they are beholden to any particular person or firm. Similarly, our employees should not offer gifts, favors, entertainment or other things of value that could be viewed as overly generous or aimed at influencing decision-making. Gift and entertainment policies and procedures must be followed to help avoid any issues. Also, business and compliance associates monitor such activity.

In addition, employees may not serve on the board of directors or as an officer of any private or publicly traded company unless approved by the Chief Compliance Officer and by Systematic's Management Committee. In each case, a determination will be made based on consideration of whether the service poses a conflict with the interests of Systematic's clients or business relationships.

Furthermore, employees may not render investment advisory services to any person or entity not a client of Systematic, or a member of (or trust or other arrangement for the benefit of) the family of, or a close personal friend of, the employee without first obtaining the permission of a Designated Officer.
 Systematic reasonably believes that these and other policies combined with the periodic review and testing performed by its compliance professionals adequately protects the interest of its clients.

Wells Capital Management. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

Compensation. The Portfolio Managers were compensated by their employing sub-adviser from the fees the Adviser paid the Sub-Adviser using the following compensation structure:

C&B Compensation. The C&B Portfolio Managers are compensated using substantially identical compensation structures for all accounts managed. They each receive a fixed cash salary and an annual bonus from a bonus pool based on the pre-tax performance of individual securities selected by the Portfolio Managers. C&B measures performance of securities against the Russell Midcap Value Index for the Mid Cap Value strategy accounts. Bonus allocations are determined by an annual peer review process conducted by the investment team. Allocations vary depending primarily on the four-year rolling investment results attributed to each individual security. The Portfolio Managers also receive a fixed deferred compensation. Partners of C&B receive a return proportionate to their investment based upon the firm's overall success.

Funds Management Compensation. The Portfolio Managers are compensated using a fixed cash salary, an annual bonus based in part on pre-tax performance of the mutual funds managed, deferred compensation, options, as well as a pension and retirement plan. Funds Management measures fund performance against a Lipper peer group average composite benchmark over a three-year rolling period. Bonus allocations depend on fund performance, market share goals, individual job objective and overall profitability of the business.

Peregrine Compensation. Peregrine's Portfolio Managers are compensated with a fixed cash salary plus incentives. Peregrine's compensation structure is heavily skewed toward incentives, which are based primarily on the revenue generated by the investment style and overall firm profitability. Style revenue reflects investment performance, client retention and asset growth, aligning interests of portfolio managers with their clients. Each equity style is limited to 25 relationships, and Peregrine's small cap strategies also have asset constraints, enabling the Portfolio Managers to be intimately involved in each relationship and ensuring that size does not overwhelm investment opportunities. Finally, a portion of the incentive compensation is tied to pre-tax investment performance relative to standard indices. The strategy employed in the Large Company Growth Fund is compared to the Russell 1000 Growth Index and the Lipper Large Cap Growth Average over one, three, and five years.

Systematic Compensation. The Portfolio Managers are limited partners of Systematic. As limited partners, their compensation consists of a combination of a fixed base salary, and a share of Systematic's profits based upon each Partner's respective individual ownership position in Systematic. Total compensation is influenced by Systematic's overall profitability and therefore is based in part on the aggregate performance of all of Systematic's portfolios, including the Funds. The Partners are provided with a benefits package, including health insurance, and participation in a company 401(k) plan, comparable to that received by other Systematic employees. The Portfolio Managers are not compensated based solely on the performance of, or the value of assets held in, the Fund or any other individual portfolio managed by Systematic.

Schroder Compensation. Schroder's methodology for measuring and rewarding the contribution made by portfolio managers combines quantitative and qualitative measures. Portfolio managers are compensated for their services in a combination of a fixed base salary and annual discretionary bonus based in part on performance. Schroder also assesses the performance of its management teams as a component of bonus calculation. This focus on "team" maintains consistency and minimizes internal competition that may be detrimental to the interests of Schroder's clients. For each team, Schroder assesses the performance of their funds relative to competitors and to the relevant benchmarks over one and three year periods, the level of funds under management and the level of performance fees generated. For the purposes of determining Ms. Jones' bonus as portfolio manager of the Small Cap Opportunities Fund, the relevant benchmark for performance comparison is the Russell 2000TM Index. Wells Capital Management Compensation.

Wells Capital Management Compensation. The compensation structure for Wells Capital Management's Portfolio Managers includes a competitive fixed base salary plus variable incentives (Wells Capital Management utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to pretax relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account's individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund's portfolio may be compared for these purposes generally are indicated in the Performance" sections of the Prospectuses.

Beneficial Ownership in the Funds. The following table shows for each Portfolio Manager the dollar value of Fund equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges:

$0;
 $1 - $10,000;
 $10,001 - $50,000;
 $50,001 - $100,000;
 $100,001 - $500,000;
 $500,001 - $1,000,000; and
 over $1,000,000.

[Table to come]

Administrator

The Trust has retained Funds Management (the "Administrator"), the investment adviser for the Funds, located at 525 Market Street, 12th Floor, San Francisco, CA 94105, as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's average daily net assets:

	Fund-Level Administrator Fee		Class-Level Administrator Fee	Total Administrator Fee
Share Class	Average Daily Net Assets	% of Average Daily Net Assets	% of Average Daily Net Assets	Average Daily Net Assets	% of Average Daily Net Assets
Class A, Class B and Class C	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.26%	First $5 billion Next $5 billion Over $10 billion	0.31% 0.30% 0.29%
Administrator Class	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.10%	First $5 billion Next $5 billion Over $10 billion	0.15% 0.14% 0.13%
Institutional Class	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.08%	First $5 billion Next $5 billion Over $10 billion	0.13% 0.12% 0.11%
Investor Class	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.33%	First $5 billion Next $5 billion Over $10 billion	0.38% 0.37% 0.36%

Administrative Fees Paid. For the fiscal year ends shown in the table below, the Funds listed paid the administrative fees indicated.

[Table to come]

Distributor

Wells Fargo Funds Distributor, LLC ("Funds Distributor"), an affiliate of Funds Management located at 525 Market Street, San Francisco, California 94105, serves as the distributor to the Funds.

The Funds that offer Class B and Class C shares have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class B and Class C shares. The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of these Funds pay the Distributor, on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses. Class B shares are closed to new investors and additional investments (except in connection with reinvestment of any distributions and permitted exchanges and at the closing of a reorganization). The Distributor may use the fees payable under the Plan to make payments to selling or servicing agents for past sales and distribution efforts, as well as for the provision of ongoing services to shareholders.

The actual fee payable to the Distributor by these Funds and classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the Financial Industry Regulatory Authority ("FINRA") under the Conduct Rules. The Distributor's distribution-related revenues from the Plan may be more or less than distribution-related expenses incurred during the period. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

DISTRIBUTION FEES

For the fiscal year ended September 30, 2009, the Funds paid the Distributor the following fees for distribution-related services.

[Table to come]

General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of a Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.

Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with the Distributor authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

Shareholder Servicing Agent

The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Administrator Class and Investor Class shares and up to 0.10% of the average daily net assets of the Index Fund's Administrator Class shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules enforced by FINRA.

General. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

Custodian and Fund Accountant

State Street Bank and Trust Company ("State Street"), located at State Street Financial Center, One Lincoln Street Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Funds. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of each Fund, handles the receipt and delivery of securities, selects and monitors foreign sub custodians as the Fund's global custody manager, determines income and collects interest on each Fund's investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating each Fund's daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs.

Transfer and Distribution Disbursing Agent

Boston Financial Data Services, Inc. ("BFDS"), located at Two Thousand Crown Colony Drive, Quincy, Massachusetts 02169, acts as transfer and distribution disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

Underwriting Commissions

The Distributor serves as the principal underwriter distributing securities of the Funds on a continuous basis.

For the fiscal periods listed below, the aggregate amounts of underwriting commissions paid to and retained by the Distributor are as follows:

[Table to come]

Code of Ethics

The Fund Complex, the Adviser, the Distributor and the Sub-Advisers each has adopted a code of ethics which contains policies on personal securities transactions by "access persons" as defined in each of the codes. These policies comply with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, as applicable. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. Such restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the Wells Fargo Advantage Funds family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, the Adviser, the Distributor and the Sub-Advisers are on public file with, and are available from, the SEC.

DETERMINATION OF NET ASSET VALUE

The NAV per share for each Fund is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of each Fund's shares.

Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we also use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of a Fund's assets that are invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

The International Core, International Growth, International Index and International Value Portfolios use an independent service provider to review U.S. market moves after the close of foreign markets and assist with the decision whether to substitute fair values for foreign security market prices. This service provider applies a multi-factor methodology, which uses factors such as ADRs, sector indices and futures, to each foreign portfolio security as part of this process. Money market instruments and debt instruments maturing in 60 days or less generally are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For a Fund that invests directly in foreign securities, portfolio securities are generally valued on the basis of quotations from the primary market in which they are traded. However, if, in the judgment of the Board, a security's value has been materially affected by events occurring after the close of the exchange or the market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used to determine its value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Funds may be purchased on any day a Fund is open for business. Generally, each Fund is open for business each day the New York Stock Exchange is open for trading (a "Business Day"). The New York Stock Exchange is currently closed in observance of New Year's Day, Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

Purchase orders for a Fund received before such Fund's NAV calculation time, generally are processed at such time on that Business Day. Purchase orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the distribution, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

Each Fund reserves the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Fund may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. In addition, the Fund may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectuses.
The Dealer Reallowance for Purchases of Class A Shares is as Follows:

Amount of Purchase	Front-End Sales Charge as % of Public Offering Price	Front-End Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - $99,999	4.75%	4.99%	4.00%
$100,000 - $249,999	3.75%	3.90%	3.00%
$250,000 - $499,999	2.75%	2.83%	2.25%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 and over[1]	0.00%	0.00%	0.00%
1	We will assess Class A purchases of $1,000,000 or more a contingent deferred sales charge ("CDSC") if they are redeemed within eighteen months from the date of purchase, unless the dealer of record waived its commission. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

Purchases and Redemptions for Existing Wells Fargo Advantage Funds Account Holders Via the Internet. All shareholders with an existing Wells Fargo Advantage Funds account may purchase additional shares of funds or classes of funds within the Wells Fargo Advantage family of funds that they already own and redeem existing shares via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Advantage Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. Internet account access is available for institutional clients. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com/ advantagefunds for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

Extraordinary Circumstances Affecting Redemptions. Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than seven days for each Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable or practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

Waiver of Minimum Initial Investment Amount for Investor Class Shares for Eligible Investors. An eligible investor (as defined below) may purchase Investor Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include: Current and retired employees, directors/trustees and officers of: (i) Wells Fargo Advantage Funds (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and Family members, as defined in the prospectus, of any of the above.

Reduced Sales Charges for Former C&B Portfolio Shareholders. Shareholders who purchased shares of the C&B Portfolios directly from the C&B Portfolios, and who became Wells Fargo Advantage Fund shareholders in the reorganization between the Advisors' Inner Circle Fund and the Trust effective July 26, 2004 will be permitted to purchase Class A shares of any Wells Fargo Advantage Fund and any unnamed shares of WealthBuilder Portfolios at NAV. Please see your account representative for details.

Reduced Sales Charges for Former Montgomery Fund Shareholders. Former Montgomery Fund Class P and Class R shareholders who purchased their shares directly from the Montgomery Funds and became Wells Fargo Advantage Fund shareholders in the reorganization, may purchase Class A shares of any Wells Fargo Advantage Fund, and any unnamed shares of WealthBuilder Portfolios at NAV. Shareholders who did not purchase such shares directly may purchase additional shares in the respective acquiring Wells Fargo Advantage Fund at NAV.

Reduced Sales Charges for Affiliated Funds. Any affiliated fund that invests in a Wells Fargo Advantage Fund may purchase Class A shares of such fund at NAV.

Reduced Sales Charges for Certain Holders of Class C Shares. No CDSC is imposed on redemptions of Class C shares where a fund did not pay a sales commission at the time of purchase.

Investors Eligible to Purchase Closed Funds. The Class A, Class B and Investor Class of the Index Fund, (the "Closed Fund"), are closed to new investors, except in connection with the closing of a reorganization. You may continue to purchase shares of the Closed Fund if:

  You are the beneficiary of shares of the Closed Fund (i.e., through an IRA or transfer on death account) or are the recipient of shares of the Closed Fund through a transfer and wish to utilize the proceeds of such account to open up a new account in your name in the Closed Fund.

  You are a participant in a qualified defined contribution plan, 403(b) plan or 457 plan that invests in the Closed Fund. Each such plan may open up new participant accounts within the Plan. In addition, rollovers from a plan can be used to open new accounts in the Closed Fund.

  You sponsor a retirement plan or benefit plan that currently offers the Closed Fund as an investment option. The sponsor may offer the Closed Fund as an investment option in other retirement or benefit plans offered by the same company, its subsidiaries and affiliates.

  You are a separately managed account client (either presently or within the last 60 days) of one of the Funds' subadvisers in a similar style as that of the Closed Fund.

Additional investments will not be accepted in the Closed Fund unless the investment falls within one of the above referenced categories. If you believe you are eligible to purchase shares of the Closed Fund, Funds Management may require you to provide appropriate proof of eligibility. Funds Management reserves the right to reject any purchase order into the Closed Fund if it believes that acceptance of such order would interfere with its ability to effectively manage the Closed Fund.

Investors Eligible to Acquire Class B Shares. Class B shares are closed to new investors and additional investments from existing shareholders, except that existing shareholders of Class B shares may reinvest any distributions into Class B shares and exchange their Class B shares for Class B shares of other Wells Fargo Advantage Funds (as permitted by current exchange privilege rules, except specified persons may acquire Class B shares of a Fund in connection with the closing of a reorganization and except specified persons may acquire Class B shares of a Fund in connection with the closing of a reorganization). No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a distribution reinvestment or permitted exchange, or in connection with the closing of a reorganization.

Waiver of Minimum Initial Investment Amount for Institutional Class Shares for Eligible Investors. An eligible investor (as defined below) may purchase Institutional Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount. Eligible investors include:

  Clients of sub-advisers to those Funds which offer an Institutional Class who are clients of such sub-advisers at the time of their intended purchase of such Institutional Class shares;

  Clients of Wells Capital Management who are clients of Wells Capital Management at the time of their intended purchase of Institutional Class shares; and

  Clients of Wells Fargo Institutional Retirement Trust (IRT) who are clients of IRT at the time of their intended purchase of Institutional Class shares.

Related shareholders or shareholder accounts may be aggregated in order to meet the minimum initial investment requirement for Institutional Class shares. The following are examples of relationships that may qualify for aggregation:

  Related business entities, including;

  Corporations and their subsidiaries;

  General and limited partners; and

  Other business entities under common ownership or control.

  Shareholder accounts that share a common tax-id number.

  Accounts over which the shareholder has individual or shared authority to buy or sell shares on behalf of the account (i.e., a trust account or a solely owned business account).

All of the minimum initial investment waivers listed above may be modified or discontinued at any time.

Waiver of Minimum Initial and Subsequent Investment Amounts for All Shares Classes for Special Operational Accounts. Shares of any and all share classes of the Wells Fargo Advantage Funds may be acquired in special operational accounts (as defined below) without meeting the applicable minimum initial or subsequent investment amounts. Special operational accounts are designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions.

Compensation to Dealers and Shareholder Servicing Agents. Set forth below is a list of the member firms of FINRA to which the Adviser, the Funds' Distributor or their affiliates made payments out of their revenues in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders in the year ending December 31, 2009 ("Additional Payments"). (Such payments are in addition to any amounts paid to such FINRA firms in the form of dealer reallowances or fees for shareholder servicing or distribution. The payments are discussed in further detail in the Prospectuses under the title "Compensation to Dealers and Shareholder Servicing Agents"). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2009, are not reflected:

FINRA member firms

  401(k) Investment Services, Inc.

  ADP Broker-Dealer, Inc.

  A.G. Edwards & Sons, Inc.

  AIG Retirement Services Company

  Ameriprise Financial Services, Inc.

  Barclays Capital, Inc.

  Charles Schwab & Co., Inc.

  Citigroup Global Markets, Inc.

  CitiStreet Advisors LLC

  DWS Investments Distributors, Inc.

  Fidelity Brokerage Services LLC

  Goldman, Sachs & Co.

  GPC Securities, Inc.

  GWFS Equities, Inc.

  GunnAllen Financial, Inc.

  H.D. Vest Financial Services

  Hewitt Financial Services, LLC

  Hightower Securities, LLC

  J. P. Morgan Securities Inc.

  LPL Financial Corp.

  Mellon Financial Markets, LLC

  Merrill Lynch, Pierce, Fenner & Smith, Inc.

  Merriman Curhan Ford & Co. Inc.

  Mid Atlantic Capital Corporation

  Morgan Stanley DW Inc.

  MSCS Financial Services, LLC

  Nationwide Investment Services Corp.

  Pershing LLC

  Prudential Investment Management Services, LLC

  Prudential Retirement Brokerage Services, Inc.

  Raymond James & Associates, Inc.

  RBC Dain Rauscher, Inc.

  Robert W. Baird & Co.

  Ross, Sinclaire & Associates, LLC

  Security Distributors, Inc.

  State Street Global Markets, LLC

  TD Ameritrade Trust Company

  UBS Financial Services, Inc.

  VALIC Financial Advisors, Inc.

  Wachovia Capital Markets, LLC

  Wachovia Securities, LLC

  Wells Fargo Investments

In addition to member firms of FINRA, Additional Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list.

Also not included on the list above are other subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds' Distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Sub-Advisers are responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Advisers to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Advisers generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, affiliated broker-dealers. However, the Funds and Funds Management have adopted a policy pursuant to Rule 12b- 1(h) under the 1940 Act that prohibits the Funds from directing portfolio brokerage to brokers who sell Fund shares as compensation for such selling efforts. In the over-the-counter market, securities are generally traded on a "net" basis with brokerdealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the broker-dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

In placing orders for portfolio securities of the Fund, the Fund's Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the trade execution procedures of the Sub-Adviser to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer.

The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, a Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which a sub-adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

Portfolio Turnover. The portfolio turnover rate is not a limiting factor when a Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Fund's whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also result in adverse tax consequences to a Fund's shareholders.

The table below shows the Fund's portfolio turnover rates represented by the activity from a Fund's investment(s) in one or more portfolio(s) of the Master Trust for the two most recent fiscal years:

[Table to come]

Brokerage Commissions. The Funds did not pay any brokerage commissions for the past three fiscal years. Because the Funds invest a portion or substantially all of their respective assets in one or more master portfolios, they do not incur brokerage commissions. All brokerage commissions are incurred at the master portfolio level in connection with the master portfolio's purchase of individual portfolio securities.

As of September 30, 2009, none of the Funds held securities of their regular broker-dealers.

FUND EXPENSES

From time to time, Funds Management may waive fees from a Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and distribution disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues (including membership dues in the Investment Company Institute allocable to a Fund); brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to a Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.

FEDERAL INCOME TAXES

The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." Each Prospectus generally describes the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.

A shareholder's tax treatment may vary depending upon the shareholder's particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or IRAs), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in each Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult their own tax advisers and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.

Qualification as a Regulated Investment Company. It is intended that each Fund qualify as a regulated investment company ("RIC") under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund's principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. However, 100% of the net income derived from an interest in a qualified publicly traded partnership will be treated as qualifying income.

Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund's taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund's total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term "outstanding voting securities of such issuer" includes the equity securities of a qualified publicly traded partnership, and in the case of a Fund's investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net longterm capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year, if any. If a Fund meets all of the RIC requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute, or be deemed to have distributed, a sufficient amount of its investment company taxable income (as described above) and net tax-exempt interest income, if any, in a timely manner to maintain its status as a RIC and eliminate fund-level federal income taxation of such distributed income. However, no assurance can be given that a Fund will not be subject to federal income tax.

Moreover, the Funds may retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at corporate rates on the amount of net capital gain retained, but may designate the retained amount as undistributed capital gain in a notice to its shareholders, who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

If, for any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable to shareholders as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if a Fund which had previously qualified as a RIC were to fail to qualify as a RIC for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to tax on such built-in gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.

Equalization Accounting. Each Fund may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS has not expressly sanctioned the particular equalization method used by a Fund, and thus the Fund's use of this method may be subject to IRS scrutiny.

Capital Loss Carry-Forwards. A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to fund-level federal income tax, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses. As of September 30, 2009, the following Funds had capital loss carry-forwards approximating the amount indicated for federal income tax purposes, expiring in the year indicated:

Fund	Capital Loss Carry Forwards	Year Expires
C&B Large Cap Value	$34,537,147	2017
Diversified Equity	$14,512,759	2017
Diversified Small Cap	$43,561,868	2017
Emerging Growth	$1,791,248	2017
Equity Value	$47,811,418	2017
Index	$413,306 $2,439,923 $1,381,409	2011 2012 2017
Small Company Growth	$89,085,896	2017
Small Company Value	$51,843,878	2017

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carry-forwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization may be subject to severe limitations that could make such losses substantially unusable.

Excise Tax. If a Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and thus expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by a Fund).

Investment through Master Portfolios.

The Funds seek to continue to qualify as RICs by investing their assets through one or more master portfolios. Each master portfolio will be treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in the corresponding master portfolio, as disregarded from the Fund) for federal income tax purposes rather than as a RIC or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership (or disregarded entity), a proportionate share of any interest, dividends, gains and losses of a master portfolio will be deemed to have been realized (i.e., "passed-through") to its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the master portfolio. Each investor in a master portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular master portfolio, the Code and Treasury Regulations, in determining such investor's federal income tax liability. Therefore, to the extent a master portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the master portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of income and gains without a corresponding distribution. Furthermore, each master portfolio intends to manage its assets, income and distributions in such a way that an investor in a master portfolio will be able to continue to qualify as a RIC by investing its assets through the master portfolio.

Taxation of Investments. In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount ("OID") (generally, a debt obligation with a purchase price less than its principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt obligations that is currently includible in income, even though the cash representing such income may not have been received by a Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by the Fund which a Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund holding such a security receives no interest payment in cash on the security during the year.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain orloss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark-to-market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below). These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.

Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign currency loss exceeds a Fund's net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a "straddle" and at least one (but not all) of the Fund's positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a "mixed straddle." A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income to fail to satisfy the applicable holding period requirements and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed. The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code's constructive ownership rules.

The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

In addition, a Fund's transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments to the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into longterm capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares, and (iii) thereafter, as capital gain. If a Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income in order to qualify as a RIC.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a RIC might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in derivatives transactions.

A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.

A Fund may invest directly or indirectly (e.g., through a REIT) in residual interests in real estate mortgage investment conduits ("REMICs") or in REITs or qualified REIT subsidiaries that are taxable mortgage pools ("REIT TMPs"). Under recent IRS guidance, a Fund must allocate "excess inclusion income" received directly or indirectly from REMIC residual interests or REIT TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or REIT TMPs directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes unrelated business taxable income ("UBTI") to Keogh, 401(k) and qualified pension plans, as well as IRAs and certain other tax exempt entities, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, does not qualify for any reduction, by treaty or otherwise, in the 30% federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal corporate income tax rate. To the extent permitted under the Investment Act of 1940, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund. The Funds have not yet determined whether such an election will be made.

"Passive foreign investment companies" ("PFICs") are generally defined as foreign corporations with respect to which at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and interest charges on "excess distributions" received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance that they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of Distributions. Distributions paid out of a Fund's current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

For federal income tax purposes, distributions of investment income (except for exempt-interest dividends (defined below)) are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions properly designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. Each Fund will designate capital gain dividends, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges the shareholder's Fund shares, subject to the discussion below, the shareholder generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and the shareholder's tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previously incurred charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under the "wash sale" rules to the extent the shareholder purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives, or is deemed to receive, a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI.

Federal Income Tax Rates. As of the date of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net long-term capital gain.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" equal to the highest net long-term capital gains rate, which generally is 15%. In general, "qualified dividend income" is income attributable to dividends received by a Fund in taxable years beginning on or before December 31, 2010, from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation's stock and by the shareholders with respect to the Fund's shares. If 95% or more of a Fund's gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund's ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of a Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by a Fund from securities lending, repurchase, and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisers and financial planners.

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of federal income tax laws.

Backup Withholding. A Fund is generally required to withhold and remit to the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (i) the shareholder fails to furnish the Fund with a correct "taxpayer identification number" ("TIN"), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is otherwise subject to backup withholding. These backup withholding rules may also apply to distributions that are properly designed as exempt interest dividends (defined below). Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder's federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

Corporate Shareholders. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisers and financial planners.

A portion of the interest paid or accrued on certain high-yield discount obligations that the Fund owns may not be deductible to the issuer. If a portion of the interest paid or accrued on certain high-yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction if certain requirements are met. In such cases, if the issuer of the high-yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such interest.

Foreign Shareholders. For purposes of this discussion, "foreign shareholders" include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations. "Exempt foreign shareholders" are foreign shareholders from whom a Fund obtains a properly completed and signed certificate of foreign status.

Generally, subject to certain exceptions described below, distributions made to foreign shareholders will be subject to nonrefundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty, except in the case of excess inclusion income, which does not qualify for any treaty exemption or reduction), even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, for taxable years of a Fund beginning before January 1, 2010, distributions made to exempt foreign shareholders and properly designated by a Fund as "interest-related dividends" will be exempt from federal income tax withholding. Interest-related dividends are generally attributable to the Fund's net interest income earned on certain debt obligations and paid to foreign shareholders. In order to qualify as an interest-related dividend, the Fund must designate a distribution as such in a written notice mailed to its shareholders not later than 60 days after the close of the Fund's taxable year. Notwithstanding the foregoing, if any distribution described above is "effectively connected" with a U.S. trade or business (or, if an applicable income tax treaty so requires, is attributable to a permanent establishment) of the recipient foreign shareholder, neither federal income tax withholding nor the exemption for interest-related dividends will apply, the distribution will be subject to the tax, withholding, and reporting requirements generally applicable to U.S. shareholders and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation.

In general, a foreign shareholder's capital gains realized on the disposition of Fund shares, and capital gain dividends, with respect to taxable years of a Fund beginning before January 1, 2010, "short-term capital gain dividends" (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an applicable income tax treaty so requires, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of capital gain dividends and certain other conditions are met; or (iii) the Fund shares on which the foreign shareholder realized gain constitute U.S. real property interests ("USRPIs," defined below) or, in certain cases, distributions are attributable to gain from the sale or exchange of a USRPI. If the requirements of clause (i) are met, the tax, withholding, and reporting requirements applicable to U.S. shareholders generally will apply to the foreign shareholder, and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation. If the requirements of clause (i) are not met but the requirements of clause (ii) are met, such gains and distributions will be subject to federal income tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). If the requirements of clause (iii) are met, the foreign shareholder may be subject to certain tax, withholding, and/or reporting requirements, depending in part on whether the foreign shareholder holds (or has held in the prior 12 months) more than a 5% interest in the Fund. "Short-term capital gain dividends" are distributions attributable to a Fund's net short-term capital gain in excess of its net long-term capital loss and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

Subject to certain exceptions, a "USRPI" is generally defined as (i) an interest in real property located in the United States or the Virgin Islands, or (ii) any interest (other than solely as a creditor) in a domestic corporation that was a U.S. real property holding corporation (as defined in the Code) at any time during the shorter of the five-year period ending on the testing date or the period during which the interest was held.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, a foreign shareholder must comply with applicable certification requirements relating to its foreign status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders should consult their tax advisers in this regard.

In the case of shares held through an intermediary, even if a Fund makes a designation with respect to a payment, no assurance can be made that the intermediary will respect such a designation. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Even if permitted to do so, the Funds provide no assurance that they will designate any dividends as interest-related dividends or short-term capital gain dividends. Special tax rules apply to distributions that a qualified investment entity ("QIE") makes to foreign shareholders that are attributable to gain from the QIE's sale or exchange of a USRPI.

Special tax rules also apply to the sale of shares in a U.S. real property holding corporation ("USRPHC"). However, the Funds do not expect such special tax rules to apply because the Funds do not expect to be QIEs or USRPHCs.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

As discussed above, distributions and redemption proceeds paid or credited to a foreign shareholder are generally exempt from backup withholding. However, a foreign shareholder may be required to establish that exemption by providing certification of foreign status on an appropriate IRS Form W-8.

Tax-Deferred Plans. Shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. However, shares of the Funds may not be suitable for tax-deferred retirement and other tax-advantaged plans and accounts since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of certain distributions from the Funds (discussed below). Such distributions may ultimately be taxable to the beneficiaries when distributed to them. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Tax-Exempt Shareholders. Shares of the Funds may not be suitable for tax-exempt shareholders since such shareholders generally would not benefit from the exempt status of distributions from the Funds (discussed below). Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Funds.

Any investment in residual interests of a collateralized mortgage obligation that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.

Special tax consequences apply to charitable remainder trusts ("CRTs") (as defined in Section 664 of the Code) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in REIT TMPs. CRTs are urged to consult their own tax advisers and financial planners concerning these special tax consequences.

Tax Shelter Reporting Regulations. Under Treasury Regulations, if an individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Additional Considerations for the Funds. If at least 50% of the value of a Fund's total assets at the close of each quarter of its taxable year consists of debt obligations that generate interest exempt from federal income tax under Section 103 of the Code, then the Fund may qualify to pass through to its shareholders the tax-exempt character of its income from such debt obligations by paying exempt-interest dividends. The Funds intend to so qualify and are designed to provide shareholders with a high level of income exempt from federal income tax in the form of exempt-interest dividends. "Exempt-interest dividends" are dividends (other than capital gain dividends) paid by a RIC that are properly designated as such in a written notice mailed to its shareholders.

No later than 60 days after the close of its taxable year, each Fund will notify its shareholders of the portion of the distributions for the taxable year that constitutes exempt-interest dividends. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of a Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.

Although exempt-interest dividends are generally exempt from federal income tax, there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction. Thus, exempt-interest dividends may be subject to state and local taxes.

In addition, an investment in a Fund may result in liability for federal alternative minimum tax ("AMT"). Certain deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating the federal AMT. Tax preference items include tax-exempt interest on certain "private activity bonds." To the extent a Fund invests in certain private activity bonds, its shareholders will be required to report that portion of the Fund's distributions attributable to income from the bonds as a tax preference item in determining their federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares in a Fund. In addition, exempt-interest dividends paid by a Fund to a corporate shareholder are included in the shareholder's "adjusted current earnings" as part of its federal AMT calculation, and may also affect its federal "environmental tax" liability. As of the date of this SAI, individuals are subject to the federal AMT at a maximum rate of 28% and corporations are subject to the federal AMT at a maximum rate of 20%. Shareholders with questions or concerns about the federal AMT should consult their own tax advisers.

The IRS is paying increased attention to whether debt obligations intended to produce interest exempt from federal income tax in fact meet the requirements for such exemption. Ordinarily, the Funds rely on an opinion from the issuer's counsel that interest on the issuer's debt obligation will be exempt from federal income tax. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the debt obligation to be taxable and could jeopardize a Fund's ability to pay exempt-interest dividends. Similar challenges may occur with respect to state-specific exemptions.

A shareholder who receives Social Security or railroad retirement benefits should consult the shareholder's own tax adviser to determine what effect, if any, an investment in a Fund may have on the federal taxation of such benefits. Exempt-interest dividends are included in income for purposes of determining the amount of benefits that are taxable.

Distributions of a Fund's income other than exempt-interest dividends generally will be taxable to shareholders. Gains realized by a Fund on the sale or exchange of investments that generate tax-exempt income will also be taxable to shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While each Fund does not purchase securities to exercise control or to seek to effect corporate change through share ownership, it supports sound corporate governance practices within companies in which it invests and reflects that support through its proxy voting process.

Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently in the same matter when securities of an issuer are held by multiple Funds of the Trusts. However, proxies for securities held by the Social Sustainability Fund related to social and environmental proposals will be voted pursuant to RiskMetrics Group's ("RMG") then current SRI Proxy Voting Guidelines. Accordingly, the Social Sustainability Fund may vote its proxies related to social and environmental proposals differently than the other Funds.

The Procedures set forth Funds Management's general position on various proposals, such as:

  Routine Items – Funds Management will generally vote for uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

  Corporate Governance – Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification or to comply with what management's counsel interprets as applicable law.

  Anti-Takeover Matters – Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

  Mergers/Acquisitions and Corporate Restructurings – Funds Management's Proxy Committee will examine these items on a case-by-case basis.

  Shareholder Rights – Funds Management will generally vote against proposals that may restrict shareholder rights.

  Capital Structure Changes - Funds Management will follow the RiskMetrics Group ("RMG") capital structure model in evaluating requested increases in authorized common stock. In addition, even if capital requests of less than or equal to 300% of outstanding shares fail the calculated allowable cap, Funds Management will evaluate the request on a case-by-case basis, potentially voting for the proposal based on the company's performance and whether the company's ongoing use of shares has shown prudence.

  Executive and Director Compensation Plans - Funds Management will analyze on a case-by-case basis proposals on executive or director compensation plans, with the view that viable compensation programs reward the creation of shareholder wealth by having high payout sensitivity to increases in shareholder value.

  Disclosure on Executive or Director Compensation Cap or Restrict Executive or Director Compensation - Funds Management will generally vote for shareholder proposals requiring companies to report on their executive retirement benefits (deferred compensation, split-dollar life insurance, SERPs, and pension benefits. Funds Management will generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote, unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans. Funds Management will generally vote against proposals that seek to limit executive and director pay.

    Whether adoption of the proposal is likely to enhance or protect shareholder value;

    Whether the information requested concerns business issues that relate to a meaningful percentage of the company's business as measured by sales, assets, and earnings;

    The degree to which the company's stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

    Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

    Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

    Whether the company's analysis and voting recommendation to shareholders are persuasive;

    What other companies have done in response to the issue addressed in the proposal;

    Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

    Whether implementation of the proposal's request would achieve the proposal's objectives;

    Whether the subject of the proposal is best left to the discretion of the board;

    Whether the requested information is available to shareholders either from the company or from a publicly available source; and

    Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

I. Scope of Policies and Procedures. The following policies and procedures (the "Procedures") govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust ("Funds Trust"), Wells Fargo Master Trust ("Master Trust") and Wells Fargo Variable Trust ("Variable Trust") (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the "Funds" or individually as the "Fund") now existing or hereafter created.

II. Disclosure Philosophy. The Funds have adopted these Procedures to ensure that the disclosure of a Fund's portfolio holdings is accomplished in a manner that is consistent with a Fund's fiduciary duty to its shareholders. For purposes of these Procedures, the term "portfolio holdings" means the stock, bond and derivative positions held by a non-money market Fund and does not include the cash investments held by the Fund. For money market funds, the term "portfolio holdings" includes cash investments, such as investments in repurchase agreements.

Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

III. Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds' website until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A. Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds' website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. Money market Fund holdings shall be made publicly available on the Fund's website on a monthly, 7-day delayed basis.

B. Top Ten Holdings. Top ten holdings information (excluding derivative positions) for each Fund (except for funds that operate as fund of funds and money market funds) shall be made publicly available on the Funds' website on a monthly, sevenday or more delayed basis.

C. Fund of Funds Structure.
 1. The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds' website and included in fund fact sheets on a monthly, seven-day or more delayed basis.
 2. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' website simultaneous with the change.

Furthermore, as required by the SEC, each Fund shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter. Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports.

Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

IV. List of Approved Recipients. The following list describes the limited circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A. Sub-Advisers. Sub-advisers shall have full daily access to Fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities. A new Fund sub-adviser may periodically receive full portfolio holdings information for such Fund from the date of Board approval through the date upon which they take over day-to-day investment management activities. Such disclosure will be subject to confidential treatment.

B. Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated ("Wells Capital Management") shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C. Funds Management/Wells Fargo Funds Distributor, LLC.
 1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/ or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PNC's Datapath system.
 2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.
 3. Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

D. External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds' accounting agent however, only for those Funds in which such subadviser provides investment advisory services. Funds Management also utilizes the services of RMG and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both RMG and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E. Rating Agencies. Nationally Recognized Statistical Ratings Organizations ("NRSROs") may receive full Fund holdings for rating purposes.

V. Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

VI. Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Funds, persons considering investment in the Funds or representatives of such shareholders or potential shareholders. The content and nature of the information provided to each of these persons may differ.

Certain of the information described above will be included in quarterly fund commentaries and will contain information that includes, among other things, top contributors/detractors from fund performance and significant portfolio changes during the calendar quarter. This information will be posted contemporaneously with their distribution on the Funds' website.

No person shall receive any of the information described above if, in the sole judgment of Funds Management, the information could be used in a manner that would be harmful to the Funds.

VII. Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.

CAPITAL STOCK

The Funds are nine series of the Trust in the Wells Fargo Advantage family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

Most of the Trust's series are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's series also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a series represents an equal, proportionate interest in the series with all other shares. Shareholders bear their pro rata portion of a series' operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other series or classes of shares offered.

With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory agreement, since it affects only one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

As used in the Prospectus(es) and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of a Fund means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

Gateway blended Funds and gateway feeder Funds are interestholders of the Master Trust master portfolios in which they invest and may be asked to approve certain matters by vote or by written consent pursuant to the Master Trust's Declaration of Trust. Gateway blended Funds, Funds that invest substantially all of their assets in two or more master portfolios of Master Trust, are not required to pass through their voting rights to their shareholders. Gateway feeder Funds, Funds that invest substantially all of their assets in one master portfolio of Master Trust, are not required to, but may, pass through their voting rights to their shareholders. Specifically, a gateway feeder Fund must either (i) seek instructions from its shareholders with regard to the voting of all proxies with respect to a security and vote such proxies only in accordance with such instructions, or (ii) vote the shares held by it in the same proportion as the vote of all other holders of such security.

Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Set forth below as of June 1, 2010, is the name, address and share ownership of each person with record ownership of 5% or more of each class of a Fund and each person known by the Trust to have beneficial ownership of 25% or more of the voting securities of the Fund as a whole. Except as identified below, no person with record ownership of 5% or more of a class of a Fund is known by the Trust to have beneficial ownership of such shares.

[Table to come]

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a person identified in the foregoing table is identified as the beneficial owner of more than 25% of a Fund, or is identified as the record owner of more than 25% of a Fund and has voting and/or investment powers, it may be presumed to control such Fund. A controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

OTHER INFORMATION

The Trust's Registration Statement, including the Prospectus(es) and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC, located at 100 "F" Street NE, in Washington, D.C., 20549-0102. Statements contained in the Prospectus(es) or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus(es) are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is 1601 Market Street, Philadelphia, PA 19103.

FINANCIAL INFORMATION

The audited financial statements for the Funds (other than the Index Fund) for the fiscal year ended September 30, 2009, are hereby incorporated by reference to such Funds' Annual Reports. Audited financial statements for the Evergreen Equity Index Fund, which includes the portfolios of investments and report of the independent registered public accounting firm, are hereby incorporated by reference into this document by reference to the Evergreen Equity Index Fund's Annual Report dated as of July 31, 2009 for the Index Fund.

WellsFargo
Advantage Funds® - International Funds
Prospectus July 19, 2010

Disciplined Global Equity Fund
Class A - EAGLX, Class C - ECGLX
Emerging Markets Equity Fund II
Class A - EMGAX, Class B - EMGBX, Class C - EMGCX
Global Opportunities Fund
Class A - EKGAX, Class B - EKGBX, Class C - EKGCX
Intrinsic World Equity Fund
Class A - EWEAX, Class C - EWECX

Classes A, B, C

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

Wells Fargo Advantage Funds - International Funds

Disciplined Global Equity Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages __ and __ of the Prospectus and "Additional Purchase and Redemption Information" on page __ of the SAI.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None	5.00%	1.00%

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of companies located in no fewer than three countries, which may include the U.S., and we may invest more than 25% of the Fund's total assets in any one country. We normally invest up to 20% of the Fund's total assets in emerging market equity securities. We invest principally in equity securities of companies located worldwide. We invest primarily in developed countries, but may invest in emerging markets. We consider foreign securities to be securities: (1) issued by companies with their principal place of business or principal office, or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Country Concentration Risk. A Fund that concentrates its investments in a limited number of countries will be more vulnerable to adverse financial, economic, political or other developments affecting those countries than a fund that invests its assets more broadly, and the value of the Fund's shares may be more volatile.

Currency Hedging Risk. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Advisor
Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	William E. Zieff, Portfolio Manager/2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page __ of the Prospectus.

Emerging Markets Equity Fund II Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages __ and __ of the Prospectus and "Additional Purchase and Redemption Information" on page __ of the SAI.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None	5.00%	1.00%

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in emerging market equity securities. We invest principally in equity securities of companies tied economically to emerging market countries. We consider emerging market countries to include, among others, countries included in the MSCI Emerging Markets IndexSM and countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank). The Fund relies on both growth- and value-oriented investment disciplines.

Principal Investment Risks

Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Currency Hedging Risk. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regional Risk. The Fund's investments are concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	Yi (Jerry) Zhang, PhD, CFA, Portfolio Manager/2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page __ of the Prospectus.

Global Opportunities Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages __ and __ of the Prospectus and "Additional Purchase and Redemption Information" on page __ of the SAI.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None	5.00%	1.00%

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio).A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of small- to medium- sized companies. We invest in the securities of companies located in no fewer than three countries, which may include the U.S., and may invest more than 25% of its total assets in any one country. We invest up to 20% of the Fund's total assets in emerging market equity securities. We consider foreign securities to be securities: (1) issued by companies with their principal place of business or principal office, or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. We invest primarily in developed countries, but may invest in emerging markets.

Principal Investment Risks

Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Country Concentration Risk. A Fund that concentrates its investments in a limited number of countries will be more vulnerable to adverse financial, economic, political or other developments affecting those countries than a fund that invests its assets more broadly, and the value of the Fund's shares may be more volatile.

Currency Hedging Risk. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regional Risk. The Fund's investments are concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	Francis X. Claro, CFA, Portfolio Manager/2010 James M. Tringas, CFA, Portfolio Manager/2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page __ of the Prospectus.

Intrinsic World Equity Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages __ and __ of the Prospectus and "Additional Purchase and Redemption Information" on page __ of the SAI.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	1.00%

1	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio).A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of companies located in no fewer than three countries, which may include the U.S., and may invest more than 25% of its total assets in any one country. Under normal circumstances, we invest between 30% and 70% of the Fund's total assets in equity securities of U.S. companies. We invest primarily in developed countries, but may invest up to 20% of the Fund's total assets in emerging market equity securities.

We invest principally in equity securities of approximately 40 to 60 companies located worldwide. We consider foreign securities to be securities: (1) issued by companies with their principal place of business or principal office, or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. The Fund may invest in companies located in countries with developed or emerging markets.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Concentration Risk
 Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Portfolio Manager, Title/Managed Since
Metropolitan West Capital Management, LLC	Howard Gleicher, CFA, Portfolio Manager/2010 Gary Lisenbee, Portfolio Manager/2010 David Graham, Portfolio Manager/2010 Jeffrey Peck, Portfolio Manager/2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page __ of the Prospectus.

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Buying Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Class A and Class C: $1,000
Class B shares are generally
closed to new investment.

Minimum Additional
Investment
All Classes: $100
See How to Buy Shares
beginning on page ___ of the
Prospectus

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston,MA 02266-8266 Internet: www.wellsfargo.com/ advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

Key Fund Information

This Prospectus contains information about the Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

  what the Fund is trying to achieve;

  how we intend to invest your money; and

  what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Funds, except for the Global Opportunities Fund, concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

Disciplined Global Equity Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Wells Capital Management Incorporated
PORTFOLIO MANAGER William E. Zieff
FUND INCEPTION: July 16, 2010 CLASS A Ticker: EAGLX Fund Number: 4321 CLASS C Ticker: ECGLX Fund Number: 4512
Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of companies located in no fewer than three countries, which may include the U.S., and we may invest more than 25% of the Fund's total assets in any one country; and

  up to 20% of the Fund's total assets in emerging market equity securities.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of companies located in no fewer than three countries, which may include the U.S., and we may invest more than 25% of the Fund's total assets in any one country. We normally invest up to 20% of the Fund's total assets in emerging market equity securities. We invest principally in equity securities of companies located worldwide. We invest primarily in developed countries, but may invest in emerging markets. We consider foreign securities to be securities: (1) issued by companies with their principal place of business or principal office, or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We employ a quantitative investment approach to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment and quality. In the aggregate, our approach seeks to offer portfolio risk characteristics similar to those of the benchmark, while emphasizing those investment characteristics we consider most likely to lead to performance greater than that of the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Country Concentration Risk Currency Hedging Risk Derivatives Risk Emerging Markets Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regulatory Risk Smaller Company Securities Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Emerging Markets Equity Fund II

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Wells Capital Management Incorporated
PORTFOLIO MANAGER Yi (Jerry) Zhang, PhD, CFA
FUND INCEPTION: July 16, 2010 CLASS A Ticker: EMGAX Fund Number: 663 CLASS B Ticker: EMGBX Fund Number: 863 CLASS C Ticker: EMGCX Fund Number: 963

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in emerging market equity securities.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in emerging market equity securities. We invest principally in equity securities of companies tied economically to emerging market countries. We consider emerging market countries to include, among others, countries included in the MSCI Emerging Markets IndexSM and countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank).

We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may hedge the Fund's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging. We may also actively trade portfolio securities.

The Fund seeks investments that offer potential growth opportunities attributable to factors such as political change, economic deregulation and liberalized trade policy. The Fund relies on both growth- and value-oriented investment disciplines. For growth investments, the Fund seeks, among other things, good business models, good management and growth in cash flows. For value investments, the portfolio manager seeks securities that are trading at prices below their stated or replacement value, are out of favor in the marketplace or are going through a change of significance that may unlock their price discount, thus affording the opportunity for above average price appreciation.

We continually review the investments of the portfolio. We may choose to sell a security due to: (1) the achievement of a valuation target, (2) the deterioration in the underlying fundamentals of the business, or (3) the identification of a more attractive investment opportunity.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Currency Hedging Risk Derivatives Risk Emerging Markets Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regional Risk Regulatory Risk Smaller Company Securities Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Global Opportunities Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Wells Capital Management Incorporated
PORTFOLIO MANAGER Francis X. Claro, CFA James M. Tringas, CFA
FUND INCEPTION: July 16, 2010 CLASS A Ticker: EKGAX Fund Number: 4305 CLASS B Ticker: EKGBX Fund Number: 329 CLASS C Ticker: EKGCX Fund Number: 429

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity securities of small- to medium-sized companies located in no fewer than three countries, which may include the U.S., and we may invest more than 25% of the Fund's total assets in any one country; and

  up to 20% of the Fund's total assets in emerging market equity securities.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of small- to medium- sized companies. We invest in the securities of companies located in no fewer than three countries, which may include the U.S., and may invest more than 25% of its total assets in any one country. We invest up to 20% of the Fund's total assets in emerging market equity securities. We consider foreign securities to be securities: (1) issued by companies with their principal place of business or principal office, or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. We invest primarily in developed countries, but may invest in emerging markets. We invest principally in equity securities of small- to medium- sized companies, which we define as companies with market capitalizations within the range of the S&P Global Small/Mid Cap Index. The market capitalization range of the S&P Global Small/Mid Cap Index was from approximately $1 million to $27 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may actively trade portfolio securities.
In selecting equity investments for the Fund, the portfolio managers attempt to identify companies that are well managed, positioned to achieve above average increases in revenue and/or free cash flow and otherwise have strong prospects for continued growth and/or that are undervalued companies relative to an assessment of their intrinsic value. We utilize international and U.S. specialist investment teams, each of which seeks small capitalization and mid capitalization companies with improving outlooks at reasonable valuations. We believe the global small capitalization and mid capitalization markets are inefficient and that stocks are often inappropriately valued. Our process utilizes both fundamentally based, bottom-up techniques with top-down, industry and sector analysis to identify global opportunities. We conduct ongoing review, research, and analysis of our portfolio holdings. We may sell a stock if it achieves our investment objective for the position, if a stock's fundamentals or price change significantly, if we change our view of a country or sector, or if the stock no longer fits within the risk characteristics of our portfolio. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Country Concentration Risk Currency Hedging Risk Derivatives Risk Emerging Markets Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regional Risk Regulatory Risk Smaller Company Securities Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Intrinsic World Equity Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Metropolitan West Capital Management, LLC
PORTFOLIO MANAGER Howard Gleicher, CFA Gary Lisenbee David Graham Jeffrey Peck
FUND INCEPTION: July 16, 2010 CLASS A Ticker: EWEAX Fund Number: 658 CLASS C Ticker: EWECX Fund Number: 958

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of companies located in no fewer than three countries, which may include the U.S.; and

  we may invest more than 25% of the Fund's total assets in any one country; and

  between 30% and 70% of the Fund's total assets in equity securities of U.S. companies; and

  up to 20% of the Fund's total assets in emerging market equity securities.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of companies located in no fewer than three countries, which may include the U.S., and may invest more than 25% of its total assets in any one country. Under normal circumstances, we invest between 30% and 70% of the Fund's total assets in equity securities of U.S. companies. We invest primarily in developed countries, but may invest up to 20% of the Fund's total assets in emerging market equity securities.
We invest principally in equity securities of approximately 40 to 60 companies located worldwide. We consider foreign securities to be securities: (1) issued by companies with their principal place of business or principal office, or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. The Fund may invest in companies located in countries with developed or emerging markets. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities. We may invest in any sector or country, and at times we may emphasize one or more particular sectors or countries. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Emerging Markets Risk Foreign Investment Risk Issuer Risk Issuer Concentration Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Smaller Company Securities Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Active Trading Risk
Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Counter-Party Risk
 When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Country Concentration Risk
 A Fund that concentrates its investments in a limited number of countries will be more vulnerable to adverse financial, economic, political or other developments affecting those countries than a fund that invests its assets more broadly, and the value of the Fund's shares may be more volatile.

Currency Hedging Risk
 An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. To manage currency exposure, a Fund may purchase currency futures or enter into forward currency contracts to "lock in" the U.S. dollar price of the security. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract. Similar to a forward currency contract, currency futures contracts are standardized for the convenience of market participants and quoted on an exchange. To reduce the risk of one party to the contract defaulting, the accrued profit or loss from a futures contract is calculated and paid on a daily basis rather than on the maturity of the contract.

Derivatives Risk
 The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Emerging Markets Risk
Emerging markets securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries. Emerging markets may be under-capitalized and have less developed legal and financial systems than markets in the developed world. Additionally, emerging markets may have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk
 Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Growth Style Investment Risk
 Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

Index Tracking Risk
 The ability to track an index may be affected by,among other things, transaction costs and shareholder purchases and redemptions.

Issuer Concentration Risk
Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

Issuer Risk
 The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Leverage Risk
 Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk
A security may not be sold at the time desired or without adversely affecting the price.

Management Risk
 We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets. The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

Regional Risk
 The chance that an entire geographical region will be hurt by political, regulatory, market or economic developments or natural disasters may adversely impact the value of investments concentrated in the region. Additionally, a Fund with a regional focus may be more disproportionately and adversely impacted by regional developments than a Fund without a regional focus.

Regulatory Risk
 Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk
Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Value Style Investment Risk
Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

The Investment Adviser

Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds's [annual] [semi-annual] report for the fiscal period ended ________.

For a Fund's most recent fiscal year end, the advisory fee paid to Funds Management was as follows:

Advisory Fees Paid
Fund Name	As a % of average daily net assets
Disciplined Global Equity Fund	__%
Emerging Markets Equity Fund II	__%
Global Opportunities Fund	__%
Intrinsic World Equity Fund	__%

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator, principal underwriter, and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Disciplined Global Equity Fund, the Emerging Markets Equity Fund II and the Global Opportunities Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of these Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

William E. Zieff Disciplined Global Equity Fund

Mr. Zieff is a Chief Investment Officer and Managing Director with Wells Capital Management's Global Structured Products group. His responsibilities include leading and directing the investment and business activities of the group. He has been with Wells Capital Management or one of its predecessor firms since 2000. Previously, he served as Managing Director and co-Chief Investment Officer of the Global Asset Allocation Group at Putnam Investments, Inc. (1996-1998). He also served as Director of Asset Allocation for Grantham, Mayo, Van Otterloo (1992-1996), and as Principal for Northfield Information Services (1990-1992). He served at Alliance Consulting Group (1988-1990) and at Interactive Data Corporation in an investment analytics group (1979-1985), beginning while attending Brown University. Mr. Zieff has been working in the investment management field since 1979. He received a BA in economics and mathematics from Brown University (1982) and a MBA from Harvard Business School (1988).

Yi (Jerry) Zhang, PhD, CFA Emerging Markets Equity Fund II

Mr. Zhang is a Director, Portfolio Manager, and Head of the International Emerging Markets Equity team. Jerry has been with Wells Capital Management or one of its predecessor firms since 2004. Previously, he served as a Vice President at Oppenheimer Asset Management (1999-2004). Mr. Zhang has been working in the investment management field since 1999. He received a BA in finance from Nankai University (1993) and a PhD in economics from Vanderbilt University (1999). He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the Boston Securities Analysts Society.

Francis X. Claro, CFA Global Opportunities Fund

Mr. Claro is a Managing Director, Senior Portfolio Manager and Head of Wells Capital Management's International Developed Markets team. He has been with Wells Capital Management or one of its predecessor firms since 1994. Previously, he worked as an Investment Officer with the Inter-American Investment Corporation (1992-1994), where he was responsible for making private equity and debt investments. He also served as a Senior Consultant for Price Waterhouse's International Consulting practice in the United States and United Kingdom (1986-1990). Mr. Claro has been working in the investment management field since 1986. He received a BS in Business from ESADE in Barcelona, Spain (1983), a MS in Economics from the London School of Economics (1984), and a MBA from the Harvard Business School (1991). He has been awarded the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the Boston Security Analysts Society.

James M. Tringas, CFA, CPA Global Opportunities Fund

Mr. Tringas is Managing Director and Senior Portfolio Manager with the Small Cap Value team of Wells Capital Management's Equity Management group. He has been with Wells Capital Management or one of its predecessor firms since 1994. This experience includes serving as a Portfolio Manager with Wachovia Asset Management group (1994-2001). Previously, he served as a Senior Consultant in the Personal Financial Group of Ernst Young (1990-1994). Mr. Tringas has been working in the investment management field since 1994. He received both a BS (1988) and a MS (1990) in accounting from the University of Florida. He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute. He is also a Certified Public Accountant; he received his CPA license from the State of Florida in 1991. He is a member of the Boston Society of Financial Analysts and the AICPA.

Metropolitan West Capital Management, LLC (MetWest Capital), a subsidiary of Wells Fargo and an affiliate of EIMC, is the sub-adviser to the Intrinsic World Equity Fund. As sub-adviser, MetWest Capital manages the Funds' investments on a day-to-day basis. MetWest Capital has been managing investment portfolios since 1997 and is located at 610 Newport Center Drive, Suite 1000, Newport Beach, CA 92660.

Howard Gleicher, CFA Intrinsic World Equity Fund

Mr. Gleicher is CEO, Chief Investment Officer and Lead Strategist for the Large Cap Intrinsic Value, International Core Value and Global Intrinsic Equity strategies and serves as a Senior Analyst with MetWest Capital's investment team. He co-founded MetWest Capital with Gary W. Lisenbee and Steve Borowski in 1997. Prior to co-founding MetWest Capital, he served as Principal, Portfolio Manager and Investment Policy Committee member with Palley-Needelman Asset Management, Inc. and as Vice President and Equity Portfolio Manager with Pacific Investment Management Company (PIMCO). Mr. Gleicher has been working in the investment management field since 1985. He earned both a BS and a Master of Science in Electrical Engineering from Stanford University. He also holds a MBA from Harvard Business School. Mr. Gleicher has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute.

Gary Lisenbee Intrinsic World Equity Fund

Mr. Lisenbee is President and serves as a Senior Analyst with MetWest Capital's investment team. He co-founded MetWest Capital with Howard Gleicher, CFA and Steve Borowski in 1997. Prior to co-founding MetWest Capital, he served as Principal, Portfolio Manager and Investment Policy Committee member with Palley-Needelman Asset Management, Inc., as Senior Vice President, Portfolio Manager and Investment Policy Committee member with Van Deventer Hoch, Investment Counsel and as Partner and Research Analyst with Phelps Investment Management. Mr. Lisenbee has been working in the investment management field since 1973. He earned both a BA in Accounting and a MA in Economics from California State University, Fullerton.

David Graham Intrinsic World Equity Fund

Mr. Graham is a Senior Vice President and serves as a Senior Analyst with MetWest Capital's investment team. He joined MetWest Capital in 2000. Previously, he served as Senior Portfolio Manager and Research Analyst with Wells Fargo, as Vice President and Director of Research with Palley-Needelman Asset Management, Inc. and as Senior Research Analyst with NWQ Investment Management Company, LLC. Mr. Graham has been working in the investment management field since 1968. He earned a B.S. in Economics from Occidental College and a MBA from Stanford University.

Jeffrey Peck Intrinsic World Equity Fund

Mr. Peck is Director of Research and serves as a Senior Analyst with MetWest Capital's investment team. He joined MetWest Capital in 2004. Previously, he served as Equity Research Analyst with both Janney Montgomery Scott and Bear Stearns Co., Inc. Mr. Peck has been working in the investment management field since 1995. He earned a B.S. in Mechanical Engineering from State University of New York, Buffalo and a M.B.A. from New York University's Stern School of Business. In 2004, Mr. Peck received the honor of being named a Best on the Street Analyst by The Wall Street Journal.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Funds. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

A Choice of Share Classes

After choosing a Fund, your next most important choice will be which share class to buy. The table below summarizes the features of the classes of shares available through this Prospectus. Not all Funds offer all three share classes. The Funds no longer offer Class B shares, except in connection with the reinvestment of any distributions and exchanges of Class B shares for Class B shares of other Wells Fargo Advantage Funds permitted by our exchange policy (see "How to Exchange Shares" later in this Prospectus). Specific Fund charges may vary, so you should review each Fund's fee table as well as the sales charge schedules that follow. Finally, you should review the "Reductions and Waivers of Sales Charges" section of the Prospectus before making your decision as to which share class to buy.

	Class A	Class B1	Class C
Initial Sales Charge	5.75%	None. Your entire investment goes to work immediately.	None. Your entire investment goes to work immediately.
Contingent deferred sales charge (CDSC)	None (except that a charge of 1% applies to certain redemptions made within eighteen months, following purchases of $1 million or more without an initial sales charge).	5% and declines until it reaches 0% at the beginning of the 7th year.	1% if shares are sold within one year after purchase.
Ongoing distribution (12b-1) fees	None.	0.75%	0.75%
Purchase maximum	None.Volume reductions given upon providing adequate proof of eligibility.	$100,000	$1,000,000
Annual Expenses	Lower ongoing expenses than Classes B and C.	Higher ongoing expenses than Class A because of higher 12b-1 fees.	Higher ongoing expenses than Class A because of higher 12b-1 fees.
Conversion feature	Not applicable.	Yes. Converts to Class A shares after a certain number of years depending on the Fund, so annual expenses decrease.	No. Does not convert to Class A shares, so annual expenses do not decrease.

1

Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges and in connection with the closing of a reorganization. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B share attributes, including associated CDSC schedules, conversion features, any applicable CDSC waivers, and distribution plan and shareholder services plan fees,will continue in effect.

Information regarding the Funds' sales charges, breakpoints, and waivers is available free of charge on our Web site at www.wellsfargo.com/advantagefunds. You may wish to discuss this choice with your financial consultant.

Class A Shares Sales Charge Schedule

If you choose to buy Class A shares, you will pay the public offering price (POP) which is the net asset value (NAV) plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.

Class A Shares Sales Charge Schedule
Amount of Purchase	Front-end Sales Charge As % of Public Offering Price	Front-end Sales Charge As % of Net Amount Invested
Less than $50,000	5.75%	6.10%
$50,000 - $99,999	4.75%	4.99%
$100,000 - $249,999	3.75%	3.90%
$250,000 - $499,999	2.75%	2.83%
$500,000 - $999,999	2.00%	2.04%
$1,000,000 and over[1]	0.00%	0.00%

1

We will assess a 1.00% CDSC on Class A share purchases of $1,000,000 or more if they are redeemed within eighteen months from the date of purchase, unless the dealer of record waived its commission.Certain exceptions apply (see "CDSC Waivers"). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

Class B Shares CDSC Schedules

Class B shares are closed to new investors and additional investments from existing shareholders, except that existing shareholders of Class B shares may reinvest any distributions into Class B shares and exchange their Class B shares for Class B shares of other Wells Fargo Advantage Funds (as permitted by our exchange policy) and except specified persons may acquire Class B shares of a Fund in connection with the closing of a reorganization. No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a distribution reinvestment or permitted exchange or in connection with the closing of a reorganization. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B shares attributes, including associated CDSC schedules, conversion features, any applicable CDSC waivers, and distribution plan and shareholder services plan fees, will continue in effect. Existing shareholders of Class B shares who redeem their shares within six years of the purchase date may pay a CDSC based on how long such shareholders have held their shares. Certain exceptions apply (see "CDSC Waivers"). The CDSC schedules are as follows:

Class B Shares CDSC Schedule for the Funds
Redemption Within	1 Year	2 Years	3 Years	4 Years	5 Years	6 Years	7 Years	8 Years
CDSC	5.00%	4.00%	3.00%	3.00%	2.00%	1.00%	0.00%	A shares

Class B shares received in the reorganization of the Strong Funds in exchange for Strong Fund shares purchased prior to April 11, 2005, are subject to the following CDSC schedule on the exchanged shares, and such shares convert to Class A shares automatically after eight years:

Class B Shares CDSC Schedule (for all prior Strong Funds) (for shares received in exchange for Strong Fund shares purchased prior to April 11, 2005)
Redemption Within	1 Year	2 Years	3 Years	4 Years	5 Years	6 Years	7 Years	8 Years	9 Years
CDSC	5.00%	4.00%	4.00%	3.00%	2.00%	1.00%	0.00%	0.00%	A shares

To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

If you exchange Class B shares received in a reorganization for Class B shares of another Fund, you will retain the CDSC schedules of your exchanged shares. Additional shares purchased will age at the currently effective higher CDSC schedule first shown above.

Class C Shares Sales Charges

If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. At the time of purchase, the Fund's distributor pays sales commissions of up to 1.00% of the purchase price to selling agents and up to 1.00% annually thereafter. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to pay higher ongoing expenses.

Reductions and Waivers of Sales Charges

Generally, we offer more sales charge reductions or waivers for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions or waivers when you are deciding which share class to buy. Consult the Statement of Additional Information for further details regarding reductions and waivers of sales charges.

Class A Shares Sales Charge Reductions and Waivers
 You can pay a lower or no sales charge for the following types of purchases. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility.

  You pay no sales charges on Fund shares you buy with reinvested distributions.

  You pay a lower sales charge if you are investing an amount over a breakpoint level. See"Class A Shares Sales Charge Schedule"above.

  You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 120 days of the date of the redemption. (Please note, you will still be charged any applicable CDSC on Class B shares you redeem.)

  By signing a Letter of Intent (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. Reinvested dividends and capital gains do not count as purchases made during this period.We will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

  Rights of Accumulation (ROA) allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A orWealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

How a Letter of Intent Can Save You Money!
If you plan to invest, for example, $100,000 in a Wells Fargo Advantage Fund in installments over the next year, by signing a letter of intent you would pay only 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $49,999, then 4.75% on the next $50,000!

Accounts That Can Be Aggregated
 You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust account over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
Retirement Plans
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement		X
SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts[1]	X
401(k) Plan accounts		X
Other Accounts
529 Plan accounts[2]		X
Accounts held through other brokerage firms		X

1	Effective January 1, 2009, Wells Fargo Advantage Funds will no longer offer new or accept purchases in existing 403(b) accounts utilizing the Wells Fargo Advantage Funds prototype agreement.
2

These accounts may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.

Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21. Class A shares purchased at NAV will not be aggregated with other Fund shares for purposes of receiving a volume discount.

Class A Shares Sales Charge Waivers for Certain Parties
We reserve the right to enter into agreements that reduce or waive sales charges for groups or classes of shareholders. If you own Fund shares as part of another account or package such as an IRA or a sweep account, you should read the materials for that account. Those terms may supercede the terms and conditions discussed here. If you fall into any of the following categories, you can buy Class A shares at NAV:

  Current and retired employees, directors/trustees and officers of: 1) Wells Fargo Advantage Funds (including any predecessor funds); 2) Wells Fargo & Company and its affiliates; and 3) family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

  Current employees of: 1) the Fund's transfer agent; 2) broker-dealers who act as selling agents; 3) family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above; and 4) each Fund's sub-adviser, but only for the Fund(s) for which such sub-adviser provides investment advisory services.

  Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund's distributor that allows for load-waived Class A purchases.

  Investment companies exchanging shares or selling assets pursuant to a reorganization, merger, acquisition, or exchange offer to which the Fund is a party.

  Section 529 college savings plan accounts.

  Insurance company separate accounts.

  Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM), subject to review and approval by Funds Management.

  Investors who held Advisor Class shares of a Wells Fargo Advantage Fund at the close of business on June 20, 2008 (the "Eligibility Time"), so long as the following conditions are met: 1) any purchases at NAV are limited to Class A shares of the same Fund in which the investor held Advisor Class shares at the Eligibility Time; 2) share purchases are made in the same account through which the investor held Advisor Class shares at the Eligibility Time; 3) the owner of the account remains the same as the account owner at the Eligibility Time; and 4) following the Eligibility Time, the account maintains a positive account balance at some time during a period of at least six months in length.

Investors who held Advisor Class shares at the Eligibility Time are also eligible to exchange their Class A shares for Class A shares of another Wells Fargo Advantage Fund without imposition of any Class A sales charges and would be eligible to make additional purchases of Class A shares of such other Fund at NAV in the account holding the shares received in exchange.

The eligibility of such investors that hold Fund shares through an account maintained by a financial institution is also subject to the following additional limitation. In the event that such an investor's relationship with and/or the services such investor receives from the financial institution subsequently changes, such investor shall thereafter no longer be eligible to purchase Class A shares at NAV. Please consult with your financial representative for further details.

  Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

  Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment "wrap accounts"or through an omnibus account maintained with a Fund by a broker-dealer.

CDSC Waivers

  You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

  We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 70½ according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

  We waive the CDSC for redemptions made in the event of the last surviving shareholder's death or for a disability suffered after purchasing shares. ("Disabled" is defined in Internal Revenue Code Section 72(m)(7).)

  We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or effect a Fund liquidation.

  We waive the Class C shares CDSC if the dealer of record waived its commission.

  We waive the Class C shares CDSC where a Fund did not pay a sales commission at the time of purchase.

We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supercede the terms and conditions discussed here. Contact your selling agent for further information.

Compensation to Dealers and Shareholders Servicing Agents

Distribution Plan
 Each Fund has adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act for the Class B and Class C shares. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services or other activities including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. Fees paid under the 12b-1 Plan by Class B shares that are closed to new investors and additional investments (except in connection with reinvestment of any distributions and permitted exchanges) primarily cover past sales and distribution services, as well as ongoing services to shareholders. The fees paid under this 12b-1 Plan are as follows:

Fund	Class B	Class C
Disciplined Global Equity Fund	N/A	0.75%
Emerging Markets Equity Fund II	0.75%	0.75%
Global Opportunities Fund	0.75%	0.75%
Intrinsic World Equity Fund	N/A	0.75%

These fees are paid out of each Fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Shareholder Servicing Plan
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn,may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmationsof transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above.The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

Pricing of Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET).To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if,among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security.We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

How to Open an Account

You can open a Wells Fargo Advantage Funds account through any of the following means:

  directly with the Fund. Complete a Wells Fargo Advantage Funds application, which youmay obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

  through a brokerage account with an approved selling agent; or

  through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

How to Buy Shares

This section explains how you can buy shares directly from Wells Fargo Advantage Funds. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts IRAs, IRA rollovers, Roth IRAs UGMA/UTMA accounts Employer Sponsored Retirement Plans	$1,000 $250 $50 no minimum	$100 $100 $50 no minimum
Buying Shares	Opening an Account	Adding to an Account
By Internet

A new account may not be opened by
Internet unless you have another Wells
Fargo Advantage Fund account with your
bank information on file. If you do not
currently have an account, refer to the
section on buying shares by mail or wire.

  To buy additional shares or buy shares of a new Fund, visit www.wellsfargo.com/ advantagefunds.

  Subsequent online purchases have a minimum of $100 and a maximum of $100,000.You may be eligible for an exception to this maximum.Please call Investor Services at 1-800-222-8222 for more information.

By Mail

  Complete and sign your account application.

  Mail the application with your check made payable to the Fund to Investor Services at:

Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston,MA 02266-8266

Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton,MA 02021-2809

  Enclose a voided check (for checking accounts) or a deposit slip (savings accounts). Alternatively, include a note with your name, the Fund name, and your account number.

  Mail the deposit slip or note with your check made payable to the Fund to the address on the left.

By Telephone

A new account may not be opened by
telephone unless you have another Wells
Fargo Advantage Fund account with your
bank information on file. If you do not
currently have an account, refer to the
section on buying shares by mail
or wire.

To buy additional shares or to buy shares of a new Fund call: Investor Services at 1-800-222-8222 or 1-800-368-7550 for the automated phone system.
By Wire

  Complete, sign and mail your account application (refer to the section on buying shares by mail)

  Provide the following instructions to your financial institution:

State Street Bank & Trust
Boston, MA
Bank Routing Number:ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Advantage Funds
                  (Name of Fund, Account
                  Number and any applicable
                  share class)
                  Account Name: Provide your
                  name as registered on the
                  Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

General Notes for Buying Shares

  Proper Form. If the transfer agent receives your application in proper order before the close of the NYSE, your transactions will be priced at that day's NAV. If your application is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request.You are eligible to earn distributions beginning on the business day after the transfer agent receives your application in proper form.

  U.S. Dollars Only. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.

  Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.

  No Fund Named. When all or a portion of a payment is received for investment without a clear Fund designation,we may direct the undesignated portion or the entire amount, as applicable, into theWells Fargo Advantage Money Market Fund.We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

  Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

  Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $50 if you sign up for at least a $50 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart,we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan.We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

How to Sell Shares

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

Selling Shares	To Sell Some or All of Your Shares
By Telephone/ Electronic Funds Transfer (EFT)

  To speak with an investor services representative call 1-800-222-8222 or use the automated phone system 1-800-368-7550.

  Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

  Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

  Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire	To arrange for a Federal Funds wire, call 1-800-222-8222. Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

General Notes For Selling Shares

  Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.

  CDSC Fees. Your redemption proceeds are net of any applicable CDSC fees.

  Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check,by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds.Although generally we pay redemption requests in cash,we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder.The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

  Telephone/Internet Redemptions. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example,we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet.We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine.Your call may be recorded.

  Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

  Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan.There may be special requirements that supercede the directions in this Prospectus.

  Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party.You can get a Medallion guarantee at a financial institution such as a bank or brokerage house.We do not accept notarized signatures.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

  In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts), with the following exceptions: 1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any money market fund; and 2) Class C shares of non-money market funds may be exchanged for Class A shares of the Wells Fargo Advantage Money Market Fund. Such exchanged shares may only be re-exchanged for Class C shares of non-money market funds. Effective July 1, 2010, Class C shares of non-money market funds may be exchanged for Class C shares of the Wells Fargo Advantage Money Market Fund and Class C shares of non-money market funds may no longer be exchanged for Class A shares of a Wells Fargo Advantage Money Market Fund.

  An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

  You should carefully read the prospectus for theWells Fargo Advantage Fund into which you wish to exchange.

  Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

  If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

  Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

  Class B and Class C share exchanges will not trigger the CDSC.The new shares will continue to age according to their original schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.
The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide,among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be"blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption.This policy does not apply to:

  Money market funds;

  Ultra-short funds;

  Purchases of shares through dividend reinvestments;

  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

  Rebalancing transactions within certain asset allocation or"wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

  Transactions initiated by a registered"fund of funds"or Section 529 Plan into an underlying fund investment;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are part of an exchange transaction).

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.
A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.
Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plans and registered funds of funds.

Account Policies

Automatic Plans
 These plans help you conveniently purchase and/or redeem shares each month.Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date,we will process the transaction on or about the 25th day of the month.Call Investor Services at 1-800-222-8222 for more information.

  Automatic Investment Plan —With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

  Automatic Exchange Plan —With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the"How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100.This feature may not be available for certain types of accounts.

    must have a Fund account valued at $10,000 or more;

    must request a minimum redemption of $100;

    must have your distributions reinvested; and

    may not simultaneously participate in the Automatic Investment Plan.

  Payroll Direct Deposit —With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan.We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

  Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly.Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Funds' Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Funds' Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Funds generally make distributions of any net investment income monthly and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

  Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

  Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

  Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

  Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning.You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced,maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Additional Performance Information

This section contains additional information regarding performance of a Fund. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section entitled "Share Class Performance" provides history for specified share classes of certain Funds.

Index Descriptions
 The Fund has not yet commenced operations and so does not yet have performance history. Once it does, the Fund will compare its returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

MSCI World Index[1]

The Morgan Stanley Capital International World Index (the "MSCI World Index") is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of June 2007, the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

MSCI Emerging Markets Index[1]

The Morgan Stanley Capital International Emerging Markets (MSCI Emerging Markets) IndexSM is a free float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The Index is currently comprised of 25 emerging market country indices.

S&P Developed SmallCap Index

The S&P Developed SmallCap Index is a float-adjusted market capitalization index designed to measure the equity market performance of small capitalization companies located in developed markets. The Index is comprised of companies within bottom 15% of the cumulative market capitalization in developed markets. The index covers all publicly listed equities with float-adjusted market values of US$ 100 million or more and annual dollar value traded of at least US$ 50 million in all included countries.

1

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminaied in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.mscibarra.com)

Share Class Performance
 The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the"Calendar Year Total Returns" and"Average Annual Total Returns"presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

  Disciplined Global Equity- Class A and Class C Shares. Performance shown for Class A  and Class C shares reflects the performance of Class A and Class C shares, respectively, of Evergreen Global Large Cap Equity Fund, the accounting and performance survivor in a merger with the Disciplined Global Equity Fund.

  Emerging Markets Equity Fund II - Class A, Class B and Class C Shares. Performance shown for Class A, Class B and Class C shares reflects the performance of Class A, Class B and Class C shares, respectively, of Evergreen Emerging Markets Growth Fund, the accounting and performance survivor in a merger with the Emerging Markets Equity Fund II.

  Global Opportunities Fund - Class A, Class B and Class C Shares. Performance shown for Class A, Class B and Class C shares reflects the performance of Class A, Class B and Class C shares, respectively, of Evergreen Global Opportunities Fund, the accounting and performance survivor in a merger with the Global Opportunities Fund.

  Intrinsic World Equity Fund -Class A and Class C Shares. Performance shown for Class A and Class C shares reflects the performance of Class A and Class C shares, respectively, of Evergreen Intrinsic World Equity Fund, the accounting and performance survivor in a merger with the Intrinsic World Equity Fund.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The following tables are intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. On July 19, 2010, the Disciplined Global Equity Fund acquired the assets of Evergreen Global Large Cap Equity Fund,  the Global Opportunities Fund acquired the assets of Evergreen Global Opportunities Fund, and the Intrinsic Value Fund acquired the assets of Evergreen Intrinsic World Equity Fund (collectively, the "Acquired Funds"). Also on July 19, 2010, the Emerging Markets Equity Fund II acquired the assets of Evergreen Emerging Markets Growth Fund and Wells Fargo Advantage Emerging Markets Equity Fund. The Acquired Funds were the accounting and performance survivor of those respective transactions and Evergreen Emerging Markets Growth Fund is the accounting and performance survivor of its transaction. The financial highlights for the periods prior to July 19, 2010 are those of the Acquired Funds and of Evergreen Emerging Markets Growth Fund, respectively. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.

[table(s) to come]

FOR MORE INFORMATION
More information on a Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. The Report of Independent Registered Public Accounting Firm and each Fund's audited financial statements included in each Fund's most recent audited annual report are incorporated by reference into this Prospectus.

To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us:
By telephone: Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778
By e-mail: wfaf@wellsfargo.com
By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
On the Internet: www.wellsfargo.com/advantagefunds
From the SEC: Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100"F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

_______ / P______ 07-10
ICA Reg. No. 811-09253

© 2010 Wells Fargo Funds Management, LLC. All rights reserved.

WellsFargo
Advantage Funds® - International Funds
Prospectus July 19, 2010
International Core Fund - ________ Institutional Class

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

Wells Fargo Advantage Funds - International Funds

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio).A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of foreign issuers. Under normal circumstances, we invest up to 20% of the Fund's total assets in emerging market equity securities. We may purchase securities across all market capitalizations. Our investment process seeks both growth and value opportunities.

Principal Investment Risks

Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Currency Hedging Risk. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Advisor
Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	Francis X. Claro, CFA, Portfolio Manager/2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Purchase and Sale of Fund Shares" beginning on page __ of the Prospectus.

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Opening an Account
Institutions which currently have another account with
Wells Fargo Advantage Funds may open an account by
phone or internet. If the institution does not have an
account, contact your investment representative.

For More Information
See How to Buy Shares beginning on page XX of the
Prospectus

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston,MA 02266-8266 Internet: www.wellsfargo.com/ advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

Key Fund Information

This Prospectus contains information about the Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of the Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

  what the Fund is trying to achieve;

  how we intend to invest your money; and

  what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of the Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Wells Capital Management Incorporated
PORTFOLIO MANAGER Francis X. Claro, CFA
FUND INCEPTION: July 16, 2010 INSTITUTIONAL CLASS Ticker: ____ Fund Number: 4117

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of foreign issues; and

  up to 20% of the Fund's total assets in emerging market equity securities.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of foreign issuers. Under normal circumstances, we invest up to 20% of the Fund's total assets in emerging market equity securities. We may purchase securities across all market capitalizations.
We use bottom-up stock selection, based on in-depth fundamental research as the cornerstone of our investment process. During each stage of the process, we also consider the influence on the investment theses of top-down factors such as macroeconomic forecasts, real economic growth prospects, fiscal and monetary policy, currency issues, and demographic and political risks. Sector and country weights result from rather than determine our stock-selection decisions. Our investment process seeks both growth and value opportunities. For growth investments, we target companies that we believe have strong business franchises, experienced and proven management, and accelerating cash flow growth rates. For value investments, we target companies that we believe are undervalued in the marketplace compared to their intrinsic value. Additionally, we seek to identify catalysts that will unlock value, which will then be recognized by the market.

We may also use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may also actively trade portfolio securities.

We conduct ongoing review, research, and analysis of our portfolio holdings. We may sell a stock if it achieves our investment objective for the position, if a stock's fundamentals or price change significantly, if we change our view of a country or sector, or if the stock no longer fits within the risk characteristics of our portfolio. The types of securities in which we normally invest include common stock, preferred stock, rights, warrants and American Depositary Receipts (ADRs).

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Currency Hedging Risk Derivatives Risk Emerging Markets Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regulatory Risk Smaller Company Securities Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Active Trading Risk
Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Counter-Party Risk
 When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Currency Hedging Risk
 An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. To manage currency exposure, a Fund may purchase currency futures or enter into forward currency contracts to "lock in" the U.S. dollar price of the security. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract. Similar to a forward currency contract, currency futures contracts are standardized for the convenience of market participants and quoted on an exchange. To reduce the risk of one party to the contract defaulting, the accrued profit or loss from a futures contract is calculated and paid on a daily basis rather than on the maturity of the contract.

Derivatives Risk
 The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Emerging Markets Risk
Emerging markets securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries. Emerging markets may be under-capitalized and have less developed legal and financial systems than markets in the developed world. Additionally, emerging markets may have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk
 Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Growth Style Investment Risk
 Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

Issuer Risk
 The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Leverage Risk
 Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk
A security may not be sold at the time desired or without adversely affecting the price.

Management Risk
 We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets. The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

Regulatory Risk
 Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk
Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Value Style Investment Risk
Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

The Investment Adviser

Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Fund and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as described in the Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for the Fund is available in the Funds's [annual] [semi-annual] report for the fiscal period ended ________.

For the Fund's most recent fiscal year end, the advisory fee paid to Funds Management was as follows:

Advisory Fees Paid
Fund Name	As a % of average daily net assets
International Core Fund	___%

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator, principal underwriter, and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

The Sub-Adviser and Portfolio Manager
 The following sub-adviser and portfolio manager perform day-to-day investment management activities for the Fund. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund. The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.

Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Francis X. Claro, CFA International Core Fund

Mr. Claro is a Managing Director, Senior Portfolio Manager and Head of Wells Capital Management's International Developed Markets team. He has been with Wells Capital Management or one of its predecessor firms since 1994. Previously, he worked as an Investment Officer with the Inter-American Investment Corporation (1992-1994), where he was responsible for making private equity and debt investments. He also served as a Senior Consultant for Price Waterhouse's International Consulting practice in the United States and United Kingdom (1986-1990). Mr. Claro has been working in the investment management field since 1986. He received a BS in Business from ESADE in Barcelona, Spain (1983), a MS in Economics from the London School of Economics (1984), and a MBA from the Harvard Business School (1991). He has been awarded the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the Boston Security Analysts Society.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Fund. Under this arrangement, the Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

Compensation to Dealers and Shareholders Servicing Agents

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmationsof transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above.The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

Pricing of Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET).To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if,among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security.We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

How to Buy Shares

Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

  Employee benefit plan programs that have at least $100 million in plan assets;

  Broker-dealer managed account or wrap programs that charge an asset-based fee and have program assets of at least $100 million;

  Registered investment adviser mutual fund wrap programs that charge an asset-based fee and have program assets of at least $100 million;

  Internal Revenue Code Section 529 college savings plan accounts;

  Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

  Investment Management and Trust Departments ofWells Fargo purchasing shares on behalf of their clients;

  Institutions who invest a minimum initial amount of $5 million in a Fund; and

  Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

A new account may not be opened by
telephone or internet unless the institution
has anotherWells Fargo Advantage Fund
account. If the institution does not currently
have an account, contact your investment
representative.

To buy additional shares or to buy
shares in a new Fund:

  Call Investor Services at 1-800-222-8222 or

  Call 1-800-368-7550 for the automated phone system or

  visit ourWeb site at www.wellsfargo.com/ advantagefunds

By Wire

  Complete and sign the Institutional Class account application

  Call Investor Services at 1-800-222-8222 for faxing instructions

  Use the following wiring instructions: State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account: 9905-437-1 Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number) Account Name: Provide your name as registered on the Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

Special Considerations When Investing Through Financial Intermediaries:
 If a financial intermediary purchases Institutional Class shares on your behalf, you should understand the following:

  Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

  Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Institutional Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers'beneficial ownership of the shares.

  Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

  Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

  U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

  Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

  Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

How to Sell Shares

Institutional Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

  To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

  Redemptions processed by EFT to a linkedWells Fargo Bank account occur same day forWells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

  Transfers made to aWells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

  Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

  To arrange for a Federal Funds wire, call 1-800-222-8222.

  Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

  Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

General Notes for Selling Shares

  Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

  Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

  Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

  Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

  Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

  In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

  An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

  You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

  Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

  If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

  Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide,among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be"blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption.This policy does not apply to:

  Money market funds;

  Ultra-short funds;

  Purchases of shares through dividend reinvestments;

  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

  Rebalancing transactions within certain asset allocation or"wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

  Transactions initiated by a registered"fund of funds"or Section 529 Plan into an underlying fund investment;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are part of an exchange transaction).

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity.As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plans and registered funds of funds.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

  Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly.Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions.Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Funds' Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Funds'Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity.Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and ourWeb site,we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address.Corporate, trust and other entity accounts require additional documentation.This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV.You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Fund generally makes distributions of any net investment income and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning.You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced,maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Additional Performance Information

This section contains additional information regarding performance of a Fund. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section entitled "Share Class Performance" provides history for specified share classes of certain Funds.

Index Descriptions
 The Fund has not yet commenced operations and so does not yet have performance history. Once it does, the Fund will compare its returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

MSCI EAFE Index[1]

The Morgan Stanley Capital International Europe,Australasia and Far East ("MSCI EAFE") IndexSM is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products.

1

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminaied in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.mscibarra.com)

Share Class Performance
The performance history of share classes of the Fund is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summary. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of the Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

  International Core Fund - Institutional Class. Performance shown for Institutional Class shares reflects the performance of Class I shares of Evergreen International Equity Fund, the accounting and performance survivor in a merger with International Core Fund.

The Fund's past performance is no guarantee of future results. The Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what the Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. On July 19, 2010, the International Core Fund acquired acquired the assets of Evergreen International Equity Fund (the "Evergreen Fund"). The Evergreen Fund was the accounting and performance survivor of the transaction. The financial highlights for the periods prior to July 19, 2010 are those of the Evergreen Fund. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). The information, along with the report of an independent registered public accounting firm and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

[table(s) to come]

FOR MORE INFORMATION
More information on a Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. The Report of Independent Registered Public Accounting Firm and each Fund's audited financial statements included in each Fund's most recent audited annual report are incorporated by reference into this Prospectus.

To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us:
By telephone: Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778
By e-mail: wfaf@wellsfargo.com
By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
On the Internet: www.wellsfargo.com/advantagefunds
From the SEC: Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100"F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

_______ / P______ 07-10
ICA Reg. No. 811-09253

© 2010 Wells Fargo Funds Management, LLC. All rights reserved.

WellsFargo
Advantage Funds® - International Funds
Prospectus July 19, 2010
Disciplined Global Equity Fund - EYGLX Emerging Markets Equity Fund II - EMGYX Global Opportunities Fund - EKGYX Intrinsic World Equity Fund - EWEIX Administrator Class

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

Wells Fargo Advantage Funds - International Funds

Disciplined Global Equity Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of companies located in no fewer than three countries, which may include the U.S., and we may invest more than 25% of the Fund's total assets in any one country. We normally invest up to 20% of the Fund's total assets in emerging market equity securities. We invest principally in equity securities of companies located worldwide. We invest primarily in developed countries, but may invest in emerging markets. We consider foreign securities to be securities: (1) issued by companies with their principal place of business or principal office, or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Country Concentration Risk. A Fund that concentrates its investments in a limited number of countries will be more vulnerable to adverse financial, economic, political or other developments affecting those countries than a fund that invests its assets more broadly, and the value of the Fund's shares may be more volatile.

Currency Hedging Risk. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Advisor
Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	William E. Zieff, Portfolio Manager/2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page __ of the Prospectus.

Emerging Markets Equity Fund II Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in emerging market equity securities. We invest principally in equity securities of companies tied economically to emerging market countries. We consider emerging market countries to include, among others, countries included in the MSCI Emerging Markets IndexSM and countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank). The Fund relies on both growth- and value-oriented investment disciplines.

Principal Investment Risks

Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Currency Hedging Risk. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regional Risk. The Fund's investments are concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	Yi (Jerry) Zhang, PhD, CFA, Portfolio Manager/2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page __ of the Prospectus.

Global Opportunities Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio).A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of small- to medium- sized companies. We invest in the securities of companies located in no fewer than three countries, which may include the U.S., and may invest more than 25% of its total assets in any one country. We invest up to 20% of the Fund's total assets in emerging market equity securities. We consider foreign securities to be securities: (1) issued by companies with their principal place of business or principal office, or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. We invest primarily in developed countries, but may invest in emerging markets.

Principal Investment Risks

Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Country Concentration Risk. A Fund that concentrates its investments in a limited number of countries will be more vulnerable to adverse financial, economic, political or other developments affecting those countries than a fund that invests its assets more broadly, and the value of the Fund's shares may be more volatile.

Currency Hedging Risk. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regional Risk. The Fund's investments are concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	Francis X. Claro, CFA, Portfolio Manager/2010 James M. Tringas, CFA, Portfolio Manager/2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page __ of the Prospectus.

Intrinsic World Equity Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio).A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of companies located in no fewer than three countries, which may include the U.S., and may invest more than 25% of its total assets in any one country. Under normal circumstances, we invest between 30% and 70% of the Fund's total assets in equity securities of U.S. companies. We invest primarily in developed countries, but may invest up to 20% of the Fund's total assets in emerging market equity securities.

We invest principally in equity securities of approximately 40 to 60 companies located worldwide. We consider foreign securities to be securities: (1) issued by companies with their principal place of business or principal office, or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. The Fund may invest in companies located in countries with developed or emerging markets.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Concentration Risk
 Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Portfolio Manager, Title/Managed Since
Metropolitan West Capital Management, LLC	Howard Gleicher, CFA, Portfolio Manager/2010 Gary Lisenbee, Portfolio Manager/2010 David Graham, Portfolio Manager/2010 Jeffrey Peck, Portfolio Manager/2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page __ of the Prospectus.

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Opening an Account
Institutions which currently have another account with
Wells Fargo Advantage Funds may open an account by
phone or internet. If the institution does not have an
account, contact your investment representative.

For More Information
See How to Buy Shares beginning on page XX of the
Prospectus

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston,MA 02266-8266 Internet: www.wellsfargo.com/ advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

Key Fund Information

This Prospectus contains information about the Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

  what the Fund is trying to achieve;

  how we intend to invest your money; and

  what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Funds, except for the Global Opportunities Fund, concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

Disciplined Global Equity Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Wells Capital Management Incorporated
PORTFOLIO MANAGER William E. Zieff
FUND INCEPTION: July 16, 2010 ADMINISTRATOR CLASS Ticker: EAGYX Fund Number: 4105

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of companies located in no fewer than three countries, which may include the U.S., and we may invest more than 25% of the Fund's total assets in any one country; and

  up to 20% of the Fund's total assets in emerging market equity securities.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of companies located in no fewer than three countries, which may include the U.S., and we may invest more than 25% of the Fund's total assets in any one country. We normally invest up to 20% of the Fund's total assets in emerging market equity securities. We invest principally in equity securities of companies located worldwide. We invest primarily in developed countries, but may invest in emerging markets. We consider foreign securities to be securities: (1) issued by companies with their principal place of business or principal office, or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We employ a quantitative investment approach to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment and quality. In the aggregate, our approach seeks to offer portfolio risk characteristics similar to those of the benchmark, while emphasizing those investment characteristics we consider most likely to lead to performance greater than that of the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Country Concentration Risk Currency Hedging Risk Derivatives Risk Emerging Markets Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regulatory Risk Smaller Company Securities Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Emerging Markets Equity Fund II

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Wells Capital Management Incorporated
PORTFOLIO MANAGER Yi (Jerry) Zhang, PhD, CFA
FUND INCEPTION: July 16, 2010 ADMINISTRATOR CLASS Ticker: EMGYX Fund Number: 763

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in emerging market equity securities.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in emerging market equity securities. We invest principally in equity securities of companies tied economically to emerging market countries. We consider emerging market countries to include, among others, countries included in the MSCI Emerging Markets IndexSM and countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank).

We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may hedge the Fund's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging. We may also actively trade portfolio securities.

The Fund seeks investments that offer potential growth opportunities attributable to factors such as political change, economic deregulation and liberalized trade policy. The Fund relies on both growth- and value-oriented investment disciplines. For growth investments, the Fund seeks, among other things, good business models, good management and growth in cash flows. For value investments, the portfolio manager seeks securities that are trading at prices below their stated or replacement value, are out of favor in the marketplace or are going through a change of significance that may unlock their price discount, thus affording the opportunity for above average price appreciation.

We continually review the investments of the portfolio. We may choose to sell a security due to: (1) the achievement of a valuation target, (2) the deterioration in the underlying fundamentals of the business, or (3) the identification of a more attractive investment opportunity.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Currency Hedging Risk Derivatives Risk Emerging Markets Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regional Risk Regulatory Risk Smaller Company Securities Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Global Opportunities Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Wells Capital Management Incorporated
PORTFOLIO MANAGER Francis X. Claro, CFA James M. Tringas, CFA
FUND INCEPTION: July 16, 2010 ADMINISTRATOR CLASS Ticker: EKGYX Fund Number: 4701

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity securities of small- to medium-sized companies located in no fewer than three countries, which may include the U.S., and we may invest more than 25% of the Fund's total assets in any one country; and

  up to 20% of the Fund's total assets in emerging market equity securities.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of small- to medium- sized companies. We invest in the securities of companies located in no fewer than three countries, which may include the U.S., and may invest more than 25% of its total assets in any one country. We invest up to 20% of the Fund's total assets in emerging market equity securities. We consider foreign securities to be securities: (1) issued by companies with their principal place of business or principal office, or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. We invest primarily in developed countries, but may invest in emerging markets. We invest principally in equity securities of small- to medium- sized companies, which we define as companies with market capitalizations within the range of the S&P Global Small/Mid Cap Index. The market capitalization range of the S&P Global Small/Mid Cap Index was from approximately $1 million to $27 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may actively trade portfolio securities.
In selecting equity investments for the Fund, the portfolio managers attempt to identify companies that are well managed, positioned to achieve above average increases in revenue and/or free cash flow and otherwise have strong prospects for continued growth and/or that are undervalued companies relative to an assessment of their intrinsic value. We utilize international and U.S. specialist investment teams, each of which seeks small capitalization and mid capitalization companies with improving outlooks at reasonable valuations. We believe the global small capitalization and mid capitalization markets are inefficient and that stocks are often inappropriately valued. Our process utilizes both fundamentally based, bottom-up techniques with top-down, industry and sector analysis to identify global opportunities. We conduct ongoing review, research, and analysis of our portfolio holdings. We may sell a stock if it achieves our investment objective for the position, if a stock's fundamentals or price change significantly, if we change our view of a country or sector, or if the stock no longer fits within the risk characteristics of our portfolio. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Country Concentration Risk Currency Hedging Risk Derivatives Risk Emerging Markets Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regional Risk Regulatory Risk Smaller Company Securities Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Intrinsic World Equity Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Metropolitan West Capital Management, LLC
PORTFOLIO MANAGER Howard Gleicher, CFA Gary Lisenbee David Graham Jeffrey Peck
FUND INCEPTION: July 16, 2010 ADMINISTRATOR CLASS Ticker: EWEIX Fund Number: 4707

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of companies located in no fewer than three countries, which may include the U.S.; and

  we may invest more than 25% of the Fund's total assets in any one country; and

  between 30% and 70% of the Fund's total assets in equity securities of U.S. companies; and

  up to 20% of the Fund's total assets in emerging market equity securities.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of companies located in no fewer than three countries, which may include the U.S., and may invest more than 25% of its total assets in any one country. Under normal circumstances, we invest between 30% and 70% of the Fund's total assets in equity securities of U.S. companies. We invest primarily in developed countries, but may invest up to 20% of the Fund's total assets in emerging market equity securities.
We invest principally in equity securities of approximately 40 to 60 companies located worldwide. We consider foreign securities to be securities: (1) issued by companies with their principal place of business or principal office, or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. The Fund may invest in companies located in countries with developed or emerging markets. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities. We may invest in any sector or country, and at times we may emphasize one or more particular sectors or countries. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Emerging Markets Risk Foreign Investment Risk Issuer Risk Issuer Concentration Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Smaller Company Securities Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Active Trading Risk
Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Counter-Party Risk
 When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Country Concentration Risk
 A Fund that concentrates its investments in a limited number of countries will be more vulnerable to adverse financial, economic, political or other developments affecting those countries than a fund that invests its assets more broadly, and the value of the Fund's shares may be more volatile.

Currency Hedging Risk
 An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. To manage currency exposure, a Fund may purchase currency futures or enter into forward currency contracts to "lock in" the U.S. dollar price of the security. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract. Similar to a forward currency contract, currency futures contracts are standardized for the convenience of market participants and quoted on an exchange. To reduce the risk of one party to the contract defaulting, the accrued profit or loss from a futures contract is calculated and paid on a daily basis rather than on the maturity of the contract.

Derivatives Risk
 The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Emerging Markets Risk
Emerging markets securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries. Emerging markets may be under-capitalized and have less developed legal and financial systems than markets in the developed world. Additionally, emerging markets may have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk
 Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Growth Style Investment Risk
 Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

Index Tracking Risk
 The ability to track an index may be affected by,among other things, transaction costs and shareholder purchases and redemptions.

Issuer Concentration Risk
Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

Issuer Risk
 The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Leverage Risk
 Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk
A security may not be sold at the time desired or without adversely affecting the price.

Management Risk
 We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets. The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

Regional Risk
 The chance that an entire geographical region will be hurt by political, regulatory, market or economic developments or natural disasters may adversely impact the value of investments concentrated in the region. Additionally, a Fund with a regional focus may be more disproportionately and adversely impacted by regional developments than a Fund without a regional focus.

Regulatory Risk
 Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk
Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Value Style Investment Risk
Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

The Investment Adviser

Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds's [annual] [semi-annual] report for the fiscal period ended ________.

For a Fund's most recent fiscal year end, the advisory fee paid to Funds Management was as follows:

Advisory Fees Paid
Fund Name	As a % of average daily net assets
Disciplined Global Equity Fund	__%
Emerging Markets Equity Fund II	__%
Global Opportunities Fund	__%
Intrinsic World Equity Fund	__%

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator, principal underwriter, and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Disciplined Global Equity Fund, the Emerging Markets Equity Fund II and the Global Opportunities Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of these Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

William E. Zieff Disciplined Global Equity Fund

Mr. Zieff is a Chief Investment Officer and Managing Director with Wells Capital Management's Global Structured Products group. His responsibilities include leading and directing the investment and business activities of the group. He has been with Wells Capital Management or one of its predecessor firms since 2000. Previously, he served as Managing Director and co-Chief Investment Officer of the Global Asset Allocation Group at Putnam Investments, Inc. (1996-1998). He also served as Director of Asset Allocation for Grantham, Mayo, Van Otterloo (1992-1996), and as Principal for Northfield Information Services (1990-1992). He served at Alliance Consulting Group (1988-1990) and at Interactive Data Corporation in an investment analytics group (1979-1985), beginning while attending Brown University. Mr. Zieff has been working in the investment management field since 1979. He received a BA in economics and mathematics from Brown University (1982) and a MBA from Harvard Business School (1988).

Yi (Jerry) Zhang, PhD, CFA Emerging Markets Equity Fund II

Mr. Zhang is a Director, Portfolio Manager, and Head of the International Emerging Markets Equity team. Jerry has been with Wells Capital Management or one of its predecessor firms since 2004. Previously, he served as a Vice President at Oppenheimer Asset Management (1999-2004). Mr. Zhang has been working in the investment management field since 1999. He received a BA in finance from Nankai University (1993) and a PhD in economics from Vanderbilt University (1999). He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the Boston Securities Analysts Society.

Francis X. Claro, CFA Global Opportunities Fund

Mr. Claro is a Managing Director, Senior Portfolio Manager and Head of Wells Capital Management's International Developed Markets team. He has been with Wells Capital Management or one of its predecessor firms since 1994. Previously, he worked as an Investment Officer with the Inter-American Investment Corporation (1992-1994), where he was responsible for making private equity and debt investments. He also served as a Senior Consultant for Price Waterhouse's International Consulting practice in the United States and United Kingdom (1986-1990). Mr. Claro has been working in the investment management field since 1986. He received a BS in Business from ESADE in Barcelona, Spain (1983), a MS in Economics from the London School of Economics (1984), and a MBA from the Harvard Business School (1991). He has been awarded the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the Boston Security Analysts Society.

James M. Tringas, CFA, CPA Global Opportunities Fund

Mr. Tringas is Managing Director and Senior Portfolio Manager with the Small Cap Value team of Wells Capital Management's Equity Management group. He has been with Wells Capital Management or one of its predecessor firms since 1994. This experience includes serving as a Portfolio Manager with Wachovia Asset Management group (1994-2001). Previously, he served as a Senior Consultant in the Personal Financial Group of Ernst Young (1990-1994). Mr. Tringas has been working in the investment management field since 1994. He received both a BS (1988) and a MS (1990) in accounting from the University of Florida. He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute. He is also a Certified Public Accountant; he received his CPA license from the State of Florida in 1991. He is a member of the Boston Society of Financial Analysts and the AICPA.

Metropolitan West Capital Management, LLC (MetWest Capital), a subsidiary of Wells Fargo and an affiliate of EIMC, is the sub-adviser to the Intrinsic World Equity Fund. As sub-adviser, MetWest Capital manages the Funds' investments on a day-to-day basis. MetWest Capital has been managing investment portfolios since 1997 and is located at 610 Newport Center Drive, Suite 1000, Newport Beach, CA 92660.

Howard Gleicher, CFA Intrinsic World Equity Fund

Mr. Gleicher is CEO, Chief Investment Officer and Lead Strategist for the Large Cap Intrinsic Value, International Core Value and Global Intrinsic Equity strategies and serves as a Senior Analyst with MetWest Capital's investment team. He co-founded MetWest Capital with Gary W. Lisenbee and Steve Borowski in 1997. Prior to co-founding MetWest Capital, he served as Principal, Portfolio Manager and Investment Policy Committee member with Palley-Needelman Asset Management, Inc. and as Vice President and Equity Portfolio Manager with Pacific Investment Management Company (PIMCO). Mr. Gleicher has been working in the investment management field since 1985. He earned both a BS and a Master of Science in Electrical Engineering from Stanford University. He also holds a MBA from Harvard Business School. Mr. Gleicher has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute.

Gary Lisenbee Intrinsic World Equity Fund

Mr. Lisenbee is President and serves as a Senior Analyst with MetWest Capital's investment team. He co-founded MetWest Capital with Howard Gleicher, CFA and Steve Borowski in 1997. Prior to co-founding MetWest Capital, he served as Principal, Portfolio Manager and Investment Policy Committee member with Palley-Needelman Asset Management, Inc., as Senior Vice President, Portfolio Manager and Investment Policy Committee member with Van Deventer Hoch, Investment Counsel and as Partner and Research Analyst with Phelps Investment Management. Mr. Lisenbee has been working in the investment management field since 1973. He earned both a BA in Accounting and a MA in Economics from California State University, Fullerton.

David Graham Intrinsic World Equity Fund

Mr. Graham is a Senior Vice President and serves as a Senior Analyst with MetWest Capital's investment team. He joined MetWest Capital in 2000. Previously, he served as Senior Portfolio Manager and Research Analyst with Wells Fargo, as Vice President and Director of Research with Palley-Needelman Asset Management, Inc. and as Senior Research Analyst with NWQ Investment Management Company, LLC. Mr. Graham has been working in the investment management field since 1968. He earned a B.S. in Economics from Occidental College and a MBA from Stanford University.

Jeffrey Peck Intrinsic World Equity Fund

Mr. Peck is Director of Research and serves as a Senior Analyst with MetWest Capital's investment team. He joined MetWest Capital in 2004. Previously, he served as Equity Research Analyst with both Janney Montgomery Scott and Bear Stearns Co., Inc. Mr. Peck has been working in the investment management field since 1995. He earned a B.S. in Mechanical Engineering from State University of New York, Buffalo and a M.B.A. from New York University's Stern School of Business. In 2004, Mr. Peck received the honor of being named a Best on the Street Analyst by The Wall Street Journal.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Funds. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

Compensation to Dealers and Shareholders Servicing Agents

Shareholder Servicing Plan
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn,may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmationsof transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above.The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

Pricing of Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET).To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if,among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security.We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

How to Buy Shares

Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

  Employee benefit plan programs that have at least $10 million in plan assets;

  Broker-dealer managed account or wrap programs that charge an asset-based fee;

  Registered investment adviser mutual fund wrap programs that charge an asset-based fee;

  Internal Revenue Code Section 529 college savings plan accounts;

  Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

  Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

  Institutions who invest a minimum initial amount of $1 million in a Fund; and

  Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

A new account may not be opened by
telephone or internet unless the institution
has anotherWells Fargo Advantage Fund
account. If the institution does not currently
have an account, contact your investment
representative.

To buy additional shares or to buy
shares in a new Fund:

  Call Investor Services at 1-800-222-8222 or

  Call 1-800-368-7550 for the automated phone system or

  visit ourWeb site at www.wellsfargo.com/ advantagefunds

By Wire

  Complete and sign the Institutional Class account application

  Call Investor Services at 1-800-222-8222 for faxing instructions

  Use the following wiring instructions: State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account: 9905-437-1 Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number) Account Name: Provide your name as registered on the Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

Special Considerations When Investing Through Financial Intermediaries:
 If a financial intermediary purchases Administrator Class shares on your behalf, you should understand the following:

  Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

  Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers'beneficial ownership of the shares.

  Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

  Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

  U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

  Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

  Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

How to Sell Shares

Administrator Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

  To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

  Redemptions processed by EFT to a linkedWells Fargo Bank account occur same day forWells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

  Transfers made to aWells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

  Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

  To arrange for a Federal Funds wire, call 1-800-222-8222.

  Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

  Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

General Notes for Selling Shares

  Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

  Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

  Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

  Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

  Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

  In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

  An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

  You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

  Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

  If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

  Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide,among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be"blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption.This policy does not apply to:

  Money market funds;

  Ultra-short funds;

  Purchases of shares through dividend reinvestments;

  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

  Rebalancing transactions within certain asset allocation or"wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

  Transactions initiated by a registered"fund of funds"or Section 529 Plan into an underlying fund investment;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are part of an exchange transaction).

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity.As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plans and registered funds of funds.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

  Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly.Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions.Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Funds' Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Funds'Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity.Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and ourWeb site,we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address.Corporate, trust and other entity accounts require additional documentation.This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV.You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Funds generally make distributions of any net investment income monthly and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning.You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced,maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Additional Performance Information

This section contains additional information regarding performance of a Fund. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section entitled "Share Class Performance" provides history for specified share classes of certain Funds.

Index Descriptions
 The Fund has not yet commenced operations and so does not yet have performance history. Once it does, the Fund will compare its returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

MSCI World Index[1]

The Morgan Stanley Capital International World Index (the "MSCI World Index") is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of June 2007, the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

MSCI Emerging Markets Index[1]

The Morgan Stanley Capital International Emerging Markets (MSCI Emerging Markets) IndexSM is a free float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The Index is currently comprised of 25 emerging market country indices.

S&P Developed SmallCap Index

The S&P Developed SmallCap Index is a float-adjusted market capitalization index designed to measure the equity market performance of small capitalization companies located in developed markets. The Index is comprised of companies within bottom 15% of the cumulative market capitalization in developed markets. The index covers all publicly listed equities with float-adjusted market values of US$ 100 million or more and annual dollar value traded of at least US$ 50 million in all included countries.

1

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminaied in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.mscibarra.com)

Share Class Performance
 The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the"Calendar Year Total Returns" and"Average Annual Total Returns"presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

  Disciplined Global Equity- Administrator Class. Performance shown for Administrator Class shares reflects the performance of Class I shares of Evergreen Global Large Cap Equity Fund, the accounting and performance survivor in a merger with Disciplined Global Equity Fund.

  Emerging Markets Equity Fund II - Administrator Class. Performance shown for Administrator Class shares reflects the performance of Class I shares of Evergreen Emerging Markets Growth Fund, the accounting and performance survivor in a merger with Emerging Markets Equity Fund.

  Global Opportunities Fund - Administrator Class. Performance shown for Administrator Class shares reflects the performance of Class I shares of Evergreen Global Opportunities Fund, the accounting and performance survivor in a merger with Global Opportunities Fund.

  Intrinsic World Equity Fund -Administrator Class. Performance shown for Administrator Class shares reflects the performance of Class I shares of Evergreen Intrinsic World Equity Fund, the accounting and performance survivor in a merger with Intrinsic World Equity Fund.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The following tables are intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. On July 19, 2010, the Disciplined Global Equity Fund acquired the assets of Evergreen Global Large Cap Equity Fund,  the Global Opportunities Fund acquired the assets of Evergreen Global Opportunities Fund, and the Intrinsic Value Fund acquired the assets of Evergreen Intrinsic World Equity Fund (collectively, the "Acquired Funds"). Also on July 19, 2010, the Emerging Markets Equity Fund II acquired the assets of Evergreen Emerging Markets Growth Fund and Wells Fargo Advantage Emerging Markets Equity Fund. The Acquired Funds were the accounting and performance survivor of those respective transactions and Evergreen Emerging Markets Growth Fund is the accounting and performance survivor of its transaction. The financial highlights for the periods prior to July 19, 2010 are those of the Acquired Funds and of Evergreen Emerging Markets Growth Fund, respectively. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.

[table(s) to come]

FOR MORE INFORMATION
More information on a Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. The Report of Independent Registered Public Accounting Firm and each Fund's audited financial statements included in each Fund's most recent audited annual report are incorporated by reference into this Prospectus.

To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us:
By telephone: Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778
By e-mail: wfaf@wellsfargo.com
By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
On the Internet: www.wellsfargo.com/advantagefunds
From the SEC: Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100"F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

_______ / P______ 07-10
ICA Reg. No. 811-09253

© 2010 Wells Fargo Funds Management, LLC. All rights reserved.

WellsFargo
Advantage Funds® - International Funds
Prospectus July 19, 2010
International Core Fund - ______ Share Class R*

*Class R shares are only available to participants in certain retirement plans.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

Wells Fargo Advantage Funds - International Funds

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

[table(s) to come]

Example of Expenses

[table(s) to come]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio).A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of foreign issuers. Under normal circumstances, we invest up to 20% of the Fund's total assets in emerging market equity securities. We may purchase securities across all market capitalizations. Our investment process seeks both growth and value opportunities.

Principal Investment Risks

Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Currency Hedging Risk. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Advisor
Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	Francis X. Claro, CFA, Portfolio Manager/2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Purchase and Sale of Fund Shares" beginning on page __ of the Prospectus.

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Class R shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares generally are not available to retail accounts. Class R shares are not subject to either front-end or contingent deferred sales charges, but are subject to a 12b-1 fee and a shareholder servicing fee of up to 0.25% of the class's average daily net assets.

For Class R shares, eligible retirement plans of qualifying size generally may open an account and purchase Class R shares by contacting certain broker-dealers and financial institutions that have selling agreements with WFFD. These entities may impose transaction charges. Additional shares may be purchased through a retirement plan's administrator or record-keeper.

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account. Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax advisor.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

Key Fund Information

This Prospectus contains information about the Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of the Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

  what the Fund is trying to achieve;

  how we intend to invest your money; and

  what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of the Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

International Core Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Wells Capital Management Incorporated
PORTFOLIO MANAGER Francis X. Claro, CFA
FUND INCEPTION: July 16, 2010 CLASS R Ticker: ____ Fund Number: 3604

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of foreign issues; and

  up to 20% of the Fund's total assets in emerging market equity securities.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of foreign issuers. Under normal circumstances, we invest up to 20% of the Fund's total assets in emerging market equity securities. We may purchase securities across all market capitalizations.
We use bottom-up stock selection, based on in-depth fundamental research as the cornerstone of our investment process. During each stage of the process, we also consider the influence on the investment theses of top-down factors such as macroeconomic forecasts, real economic growth prospects, fiscal and monetary policy, currency issues, and demographic and political risks. Sector and country weights result from rather than determine our stock-selection decisions. Our investment process seeks both growth and value opportunities. For growth investments, we target companies that we believe have strong business franchises, experienced and proven management, and accelerating cash flow growth rates. For value investments, we target companies that we believe are undervalued in the marketplace compared to their intrinsic value. Additionally, we seek to identify catalysts that will unlock value, which will then be recognized by the market.

We may also use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may also actively trade portfolio securities.

We conduct ongoing review, research, and analysis of our portfolio holdings. We may sell a stock if it achieves our investment objective for the position, if a stock's fundamentals or price change significantly, if we change our view of a country or sector, or if the stock no longer fits within the risk characteristics of our portfolio. The types of securities in which we normally invest include common stock, preferred stock, rights, warrants and American Depositary Receipts (ADRs).

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Currency Hedging Risk Derivatives Risk Emerging Markets Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regulatory Risk Smaller Company Securities Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Active Trading Risk
Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Counter-Party Risk
 When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Currency Hedging Risk
 An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. To manage currency exposure, a Fund may purchase currency futures or enter into forward currency contracts to "lock in" the U.S. dollar price of the security. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract. Similar to a forward currency contract, currency futures contracts are standardized for the convenience of market participants and quoted on an exchange. To reduce the risk of one party to the contract defaulting, the accrued profit or loss from a futures contract is calculated and paid on a daily basis rather than on the maturity of the contract.

Derivatives Risk
 The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Emerging Markets Risk
Emerging markets securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries. Emerging markets may be under-capitalized and have less developed legal and financial systems than markets in the developed world. Additionally, emerging markets may have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk
 Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Growth Style Investment Risk
 Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

Issuer Risk
 The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Leverage Risk
 Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk
A security may not be sold at the time desired or without adversely affecting the price.

Management Risk
 We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets. The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

Regulatory Risk
 Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk
Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Value Style Investment Risk
Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

The Investment Adviser

Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Fund and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as described in the Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for the Fund is available in the Funds's [annual] [semi-annual] report for the fiscal period ended ________.

For the Fund's most recent fiscal year end, the advisory fee paid to Funds Management was as follows:

Advisory Fees Paid
Fund Name	As a % of average daily net assets
International Core Fund	___%

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator, principal underwriter, and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

The Sub-Adviser and Portfolio Manager
 The following sub-adviser and portfolio manager perform day-to-day investment management activities for the Fund. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund. The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.

Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Francis X. Claro, CFA International Core Fund

Mr. Claro is a Managing Director, Senior Portfolio Manager and Head of Wells Capital Management's International Developed Markets team. He has been with Wells Capital Management or one of its predecessor firms since 1994. Previously, he worked as an Investment Officer with the Inter-American Investment Corporation (1992-1994), where he was responsible for making private equity and debt investments. He also served as a Senior Consultant for Price Waterhouse's International Consulting practice in the United States and United Kingdom (1986-1990). Mr. Claro has been working in the investment management field since 1986. He received a BS in Business from ESADE in Barcelona, Spain (1983), a MS in Economics from the London School of Economics (1984), and a MBA from the Harvard Business School (1991). He has been awarded the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the Boston Security Analysts Society.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Fund. Under this arrangement, the Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

Compensation to Dealers and Shareholders Servicing Agents

Distribution Plan
 The Fund has adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act for Class R shares. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services or other activities including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distributionrelated services, they are approved and payable under the 12b-1 Plan. Class R shares incur an annual 12b-1 Plan fee of 0.25% of the average daily net assets of the class for services rendered to shareholders and/or the maintenance of accounts.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmationsof transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above.The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

Shareholder Servicing Plan
The Fund has a shareholder servicing plan. Under this plan, the Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

Pricing of Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET).To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if,among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security.We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

How to Buy Shares

Class R shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares generally are not available to retail accounts. Eligible retirement plans of qualifying size generally may open an account and purchase Class R shares by contacting certain broker-dealers and financial institutions that have selling agreements with WFFD. These entities may impose transaction charges. Additional shares may be purchased through a retirement plan's administrator or record-keeper.

Special Considerations When Investing Through Financial Intermediaries:
 If a financial intermediary purchases Class R shares on your behalf, you should understand the following:

  Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

  Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Class R shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers'beneficial ownership of the shares.

  Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

  Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

  U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

  Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

  Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

How to Sell Shares

Class R shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

General Notes for Selling Shares

  Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

  Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

  Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

  Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

  Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

  In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

  An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

  You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

  Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

  If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

  Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide,among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be"blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption.This policy does not apply to:

  Money market funds;

  Ultra-short funds;

  Purchases of shares through dividend reinvestments;

  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

  Rebalancing transactions within certain asset allocation or"wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

  Transactions initiated by a registered"fund of funds"or Section 529 Plan into an underlying fund investment;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are part of an exchange transaction).

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity.As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plans and registered funds of funds.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

  Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly.Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions.Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Funds' Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Funds'Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity.Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and ourWeb site,we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address.Corporate, trust and other entity accounts require additional documentation.This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV.You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Fund generally makes distributions of any net investment income and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

Taxes

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account. Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax advisor.

Additional Performance Information

This section contains additional information regarding performance of a Fund. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section entitled "Share Class Performance" provides history for specified share classes of certain Funds.

Index Descriptions
 The Fund has not yet commenced operations and so does not yet have performance history. Once it does, the Fund will compare its returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

MSCI EAFE Index[1]

The Morgan Stanley Capital International Europe,Australasia and Far East ("MSCI EAFE") IndexSM is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products.

1

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminaied in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.mscibarra.com)

Share Class Performance
The performance history of share classes of the Fund is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summary. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of the Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

  International Core Fund - Class R. Performance shown for Class R shares reflects the performance of Class R shares of Evergreen International Equity Fund, the accounting and performance survivor in a merger with the International Core Fund.

The Fund's past performance is no guarantee of future results. The Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what the Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. On July 19, 2010, the International Core Fund acquired acquired the assets of Evergreen International Equity Fund (the "Evergreen Fund"). The Evergreen Fund was the accounting and performance survivor of the transaction. The financial highlights for the periods prior to July 19, 2010 are those of the Evergreen Fund. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). The information, along with the report of an independent registered public accounting firm and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

[table(s) to come]

FOR MORE INFORMATION
More information on a Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. The Report of Independent Registered Public Accounting Firm and each Fund's audited financial statements included in each Fund's most recent audited annual report are incorporated by reference into this Prospectus.

To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us:
By telephone: Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778
By e-mail: wfaf@wellsfargo.com
By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
On the Internet: www.wellsfargo.com/advantagefunds
From the SEC: Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100"F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

_______ / P______ 07-10
ICA Reg. No. 811-09253

© 2010 Wells Fargo Funds Management, LLC. All rights reserved.

Statement of Additional Information
July 19, 2010

Wells Fargo Funds Trust
Class A, Class B, Class C, Administrator Class and Institutional Class Telephone: 1-800-222-8222
Class A, Class B, Class C, Administrator Class, Institutional Class and Class R
Wells Fargo Advantage Disciplined Global Equity Fund
Wells Fargo Advantage Emerging Markets Equity Fund II
Wells Fargo Advantage Global Opportunities Fund
Wells Fargo Advantage International Core Fund
Wells Fargo Advantage Intrinsic World Equity Fund

Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about five series of the Trust in the Wells Fargo Advantage family of funds - the above referenced Funds (each, a "Fund" and collectively, the "Funds"). Each Fund is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds offer certain classes of shares as indicated in the chart below. This SAI relates to all such classes of shares.

Fund	Classes A, B, C	Administrator Class	Institutional Class	Class R
Disciplined Global Equity Fund	Class A - EAGLX Class C - ECGLX	EYGLX
Emerging Markets Equity Fund II	Class A - EMGAX Class B - EMGBX Class C - EMGCX	EMGYX
Global Opportunities Fund	Class A - EKGAX Class B - EKGBX Class C - EKGCX	EKGYX
International Core Fund	Class A - ______ Class B - ______ Class C - ______		______	______
Intrinsic World Equity Fund	Class A - EWEAX Class C - EWECX	EWEIX

This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses (the "Prospectuses") dated July 19, 2010. On July 19, 2010, the Disciplined Global Equity Fund acquired the assets of Evergreen Global Large Cap Equity Fund, the Global Opportunities Fund acquired the assets of Evergreen Global Opportunities Fund, the International Core Fund acquired acquired the assets of Evergreen International Equity Fund, and the Intrinsic Value Fund acquired the assets of Evergreen Intrinsic World Equity Fund (collectively, the "Evergreen Acquired Funds"). Also on July 19, 2010, the Emerging Markets Equity Fund II acquired the assets of Evergreen Emerging Markets Growth Fund (also an "Evergreen Acquired Fund") and Wells Fargo Advantage Emerging Markets Equity Fund (the "Wells Fargo Acquired Fund"). Certain information may be incorporated by reference into this document by reference to the Evergreen Acquired Funds' and the Wells Fargo Acquired Fund's Annual Reports dated as of October 31, 2009 and September 30, 2009, respectively. The Prospectuses and Annual Report may be obtained free of charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds®, P.O. Box 8266, Boston, MA 02266-8266.
____/____ (07/10)

HISTORICAL FUND INFORMATION

Fundamental Investment Policies

Each Fund has adopted the following fundamental investment policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of each Fund.

The Funds may not:

(1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, or (iii) repurchase agreements;

(2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

(3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

(4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

(5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

(7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

Non-Fundamental Investment Policies

Each Fund has adopted the following non-fundamental policies; that is, they may be changed by the Trustees at any time without approval of such Fund's shareholders.

(1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(3) Each Fund may invest in futures or options contracts consistent with its investment policies and the 1940 Act, including the rules, regulations and interpretations of the Securities and Exchange Commission (the "SEC") thereunder or any exemptive orders obtained thereunder, and consistent with investment in futures or options contracts that would allow the Fund to claim an exclusion from being a "commodity pool operator" as defined by the Commodity Exchange Act.

(4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

(5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

(6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

(7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(8) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

Shareholders will receive at least 60 days notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

General

Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

PERMITTED INVESTMENT ACTIVITIES AND CERTAIN ASSOCIATED RISKS

Set forth below are descriptions of permitted investment activities for the Funds and certain of their associated risks. The activities are organized into various categories. To the extent that an activity overlaps two or more categories, the activity is referenced only once in this section. The Total Return Bond Fund is a gateway feeder fund that invests in a single corresponding master portfolio of Wells Fargo Master Trust ("Master Trust"). References to the activities of a gateway fund should be understood to include references to the investments of the master portfolio in which the gateway fund invests. The Funds are subject to the limitations as described in this section and elsewhere in this SAI and/or the Prospectus(es). Not all of the Funds participate in all of the investment activities described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets. Unless otherwise noted or required by applicable law, the percentage limitations and qualitative investment policies included in this SAI or the Prospectus apply at the time of purchase of a security. To the extent a security type is described in this SAI that is not referenced in its Prospectus(es), a Fund under normal circumstances will not invest more than 15% of its assets in the security type unless otherwise specified.

The Prospectus(es) identify and summarize the types of securities and assets in which the Funds may invest as part of their principal investment strategies, and the principal risks associated with such investments. This SAI identifies and summarizes other types of securities and assets in which the Funds may invest, each of which is subject to the same kinds of risks as are described in the Prospectus(es). Certain additional risks associated with each type of investment are identified and described below.

DEBT SECURITIES

Bank Obligations

Bank obligations include certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund that invests only in debt obligations of domestic issuers. Such risks include possible future political, regulatory or economic developments, the possible imposition of foreign withholding and other taxes (at potentially confiscatory levels) on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different regulatory, accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

Commercial Paper

Commercial paper (including variable amount master demand notes, see "Floating and Variable Rate Obligations" below), refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The Funds may only purchase commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) of issuers that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO"), except that the Funds may purchase unrated commercial paper if, in the opinion of the adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds.

Asset-Backed Commercial Paper. Securities that are issued from commercial paper conduits are called asset-backed commercial paper securities. Credit support for such securities falls into two categories: liquidity protection and protection against ultimate default under the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the securities or underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction, such as by issuing senior and subordinated instruments or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information relating to the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount or a downgrade or loss of credit support could adversely impact the value of or return on an investment in an asset-backed commercial paper security.

Commercial paper is also subject to the risks generally associated with debt securities discussed elsewhere in this SAI and the Prospectus(es).

Convertible Securities

A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest-rate and market movements, a convertible security tends not to be as sensitive to interest rates as a similar fixed-income security, and tends not to be as sensitive to changes in share price as its underlying stock.

Investing in convertible securities is subject to certain risks in addition to those generally associated with debt securities discussed elsewhere in this SAI and the Prospectus(es). Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be or become illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses.

The creditworthiness of the issuer of a convertible security is important because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to conversion or redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued. This feature may require a holder to convert the security into the underlying common stock, even if the value of the underlying common stock has declined substantially. In addition, companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with investments in such companies.

While the Funds use the same criteria to evaluate the credit quality of a convertible debt security that they would use for a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Fund's credit evaluation, as well as financial reporting and investment limitation purposes. Preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholders to take action. Preferred stock generally has no maturity date, so its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions on preferred stock generally are taxable as dividend income, rather than interest payments, for federal income tax purposes.

Custodial Receipts for Treasury Securities

These securities are typically represented by participations in trusts that hold U.S. Treasury securities, such as Treasury
 Investors Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"), or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

Floating- and Variable-Rate Obligations

Floating- and variable-rate obligations include obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a referenced lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Such features often include unconditional and irrevocable letters of credit that are issued by a third party, usually a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letters of credit are designed to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying variable-rate demand obligation should default. Some variable rate obligations feature other credit enhancements, such as standby bond purchase agreements ("SBPAs"). An SBPA can feature a liquidity facility that is designed to provide funding for the purchase price of variable rate obligations that are unable to be successfully remarketed for resale. The liquidity facility provider is obligated solely to advance funds for the purchase of tendered variable rate bonds that fail to be remarketed and does not guarantee the repayment of principal or interest. The liquidity facility provider's obligations under the SBPA are subject to conditions, including the continued creditworthiness of the underlying borrower or issuer, and the facility may terminate upon the occurrence of certain events of default or at the expiration of its term. In addition, a liquidity facility provider may be unable or unwilling to perform its obligations. A Fund may be unable to timely dispose of a variable rate obligation if the underlying issuer defaults and the letter of credit or liquidity facility provider is unable or unwilling to perform its obligations or the facility otherwise terminates and a successor letter of credit or liquidity provider is not immediately obtained. The potential adverse impact to a Fund resulting from the inability of a letter of credit or liquidity facility provider to meet its obligations could be magnified to the extent the provider also furnishes credit support for other variable-rate obligations held by the Fund.

There generally is no established secondary market for certain variable-rate obligations, such as those not supported by letters of credit, SBPAs or other credit support arrangements, because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit, SBPAs or other credit support arrangements, a Fund is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations may not be rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of a Fund, monitors the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risks and other risks generally associated with debt securities.The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

Letters of Credit

Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations)
 which a Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings banks and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of the Fund, may be used for letter of credit-backed investments.

Loan Participations

A loan participation gives a Fund an undivided proportionate interest in a loan or instrument originated by a bank or other institution. Loan participations may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Loan participations, however, typically do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a loan participation. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the loan participation.

Money Market Instruments

Investments in the following types of high-quality money market instruments are permitted: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at date of purchase "Prime-1" by Moody's or "A-1" by S&P, or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. A Fund also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

Synthetic Convertible Securities

"Synthetic" convertible securities, are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

U.S. Government Obligations

U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or U.S. Government-sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securitiesissued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S.Government. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e. not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

In addition to the securities discussed above, a Fund may also purchase debt guaranteed by the Federal Deposit Insurance Corporation (FDIC), an independent agency of the U.S. Government, through the FDIC's Temporary Liquidity Guarantee Program (TLGP). Under the TLGP, the FDIC guarantees newly issued senior unsecured debt issued on or before June 30, 2009 by FDIC-insured depository institutions, U.S. bank holding companies and financial holding companies and certain U.S. savings and loan holding companies (FDIC-backed debt). The expiration date of the FDIC's guarantee is the earlier of the maturity date of the FDIC-backed debt or June 30, 2012. FDIC-backed debt is backed by the full faith and credit of the U.S. Government, but is still subject to interest rate and market risk.

Unrated Investments

A Fund may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Funds. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's, Fitch, or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's, Fitch, and S&P are more fully described in the Appendix to this SAI.

DERIVATIVES

Derivative Securities

Derivative securities are securities that derive their value, at least in part, from the price of another security or asset, or the level of an index, such as the S&P 500 Index, or a rate, such as the London Interbank Offered Rate ("LIBOR"), including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Futures contracts and options are also considered types of derivative securities, and are described more fully under the heading "Futures and Options Contracts" below. Other common types of derivatives include forward foreign currency exchange contracts, forward contracts on securities and securities indices, linked securities and structured products, collateralized mortgage obligations, stripped securities, warrants, swap agreements, and swaptions.

An investment is often made in derivative securities as a "hedge" against fluctuations in the market value of the other securities in a Fund's portfolio due to currency exchange rate fluctuations or other factors in the securities markets, although a Fund may also invest in certain derivative securities for investment purposes only. Other reasons why a Fund may use derivative securities include protecting its unrealized gains reflected in the value of its portfolio of securities, facilitating the sale of such securities for investment purposes, reducing transaction costs, and/or managing the effective maturity or duration of its portfolio.

While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Fund's portfolio does not follow the adviser's expectations. If the adviser's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of a Fund's investments, but the Fund may also lose money on the derivative security itself. In addition, some derivative securities represent relatively recent innovations in the bond markets. The trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these derivative securities will perform under different economic interest-rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of securities and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or a Fund could be forced to sell a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with a Fund's investment objective, policies, restrictions and quality standards, consider making investments in such new types of derivative securities.

Additional risks of derivative securities include, but are not limited to: the risk of disruption of a Fund's ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts, and market risk (i.e., exposure to adverse price changes).

The adviser uses a variety of internal risk management procedures to ensure that derivatives are closely monitored and that their use is consistent with a particular Fund's investment objective, policies, restrictions and quality standards, and does not expose such Fund to undue risk.

A Fund's use of derivatives also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. A Fund also may not use certain derivatives without establishing adequate "cover" in compliance with the SEC rules limiting the use of leverage.

Derivatives, both equity and credit, include options, futures and options on futures, which may be used to hedge a Fund's portfolio, increase returns or maintain exposure to a market without buying individual securities. These investments may pose risks in addition to those associated with investing directly in securities or other investments. Such risks may include illiquidity of the derivative and imperfect correlation of the derivative with underlying investments for which it is being substituted or the Fund's other portfolio holdings. Accordingly, there is the risk that such practices may fail to serve their intended purposes, and may reduce returns or increase volatility. These practices also entail transactional expenses.

Additionally, the use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. A Fund's use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain.

The success of management's derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund's potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies, there is the risk that a Fund may not be able to find a suitable counterparty for the derivative transaction, and therefore may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.

Futures and Options Contracts

In General. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (i.e., exposure to adverse price changes).

Initially, when purchasing or selling futures contracts, a Fund will be required to deposit with the Fund's custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

Although a Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting aFund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (i.e., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value ("NAV") of the Fund.

A Fund may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate cash or high-quality money-market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

Pursuant to a notice of eligibility claiming exclusion from the definition of Commodity Pool Operator filed with the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a "commodity pool operator" under the Commodity Exchange Act ("CEA"), and, accordingly, they are not subject to registration or regulation as such under the CEA.

A Fund may engage in futures contracts sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities they hold.

Another risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in such portfolio (the portfolio securities will not be identical to the debt instruments underlying the futures contracts).

Options Trading. Options on individual securities or options on indices of securities may be purchased or sold. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

A Fund will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by such Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

A Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

Below is a description of some of the types of futures and options in which the Funds may invest.

Stock Index Options. A Fund may purchase and write (i.e., sell) put and call options on stock indices only as a substitute for comparable market positions in the underlying securities. A stock index fluctuates with changes of the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements of the securities in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock. When a Fund writes an option on a stock index, such Funds will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

Stock Index Futures and Options on Stock Index Futures. A Fund may invest in stock index futures and options on stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

Foreign Currency Futures Contracts. A Fund may invest in foreign currency futures contracts which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see "Foreign Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price that will be secured by margin deposits, is regulated by the CFTC and is traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

To the extent that a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a foreign currency futures contract as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a foreign currency futures contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These foreign currency futures contracts will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase. The use of foreign currency futures contracts involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency futures contracts also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate.

The use of foreign currency futures contracts also exposes a Fund to the general risks of investing in futures contracts, including: the risk of an illiquid market for the foreign currency futures contracts and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its currency risks, and may cause a Fund to lose money on its investments in foreign currency futures contracts.

Interest Rate Futures Contracts and Options on Interest Rate Futures Contracts. A Fund may invest in interest rate futures contracts and options on interest rate futures contracts as a substitute for a comparable market position in the underlying securities. The Fund may also sell options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest rate futures and price movements in the Fund's portfolio securities which are the subject of the transaction.

Future Developments. A Fund may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for the Fund.

Swap Agreements and Swaptions
Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement. In a swaption, in exchange for an option premium, the purchaser of the swaption acquires the right, but not the obligation, to enter into a specified swap agreement with a counterparty on a specified future date. If there is a default by the other party to a swap agreement or swaption, the Fund will have contractual remedies pursuant to the agreements related to the transaction.
The use of swaps and swaptions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swap agreements and swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap agreement or swaption, in which case a Fund may not receive the net amount of payments that such Fund contractually is entitled to receive.
Interest Rate Swap Agreements. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. The exchange commitment can involve payments to be made in the same currency or in different currencies. A Fund will usually enter into swap agreements on a net basis. In so doing, the two payment streams under the swap agreement are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the Fund enters into a swap agreement, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.
Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund's exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.
Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund's performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield. Additionally, whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the adviser's ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to attempt to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

The values of equity swaps can be very volatile. To the extent that the adviser does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund's portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund's obligations will be accrued on a daily basis, and the full amount of a Fund's obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

EQUITY SECURITIES

The following equity securities may be purchased by a Fund to the extent such purchase is consistent with the Fund's investment objective and strategies.

Initial Public Offerings

Smaller companies may offer initial public offerings which typically have additional risks including more limited product lines, markets and financial resources than larger, more seasoned companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Preferred Stock

Preferred stocks represent an equity or ownership interest in an issuer that pay dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bond take precedence over the claims of those who own preferred securities and common stock.

Smaller Company Securities

Investments in smaller capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

Securities owned by a Fund that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Fund of a portfolio security, to meet redemption requests by other investors or otherwise, may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.

Investments in smaller, less seasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Fund may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by a Fund and can result in such securities being priced lower than otherwise might be the case. If other institutional investors were to engage in trading this type of security, a Fund may be forced to dispose of its holdings in this type of security at prices lower than might otherwise be obtained in the absence of institutional trading in such security.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS

Emerging Market Securities

The Funds consider countries with emerging markets to include the following: (i) countries included in the MSCI Emerging Markets Index; and (ii) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank). Additionally, the Funds consider the following countries to have emerging markets: Argentina, Brazil, Chile, China, the Czech Republic, Colombia, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Peru, Russia, Singapore, South Africa, Thailand, Taiwan, Turkey, and Venezuela. The Funds consider emerging market securities to be securities: (i) issued by companies with their principal place of business or principal office in an emerging market country; or (ii) issued by companies for which the principal securities trading market is an emerging market country. The adviser may invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

Equity securities of emerging market issuers may include common stock, preferred stocks (including convertible preferred stocks) and warrants, bonds, notes and debentures convertible into common or preferred stock, equity interests in foreign investment funds or trusts and real estate investment trust ("REIT") securities. The Funds may invest in American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts ("IDRs") of such issuers.

There are special risks involved in investing in emerging-market countries. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid. Most are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries may still have obsolete financial systems, economic problems or archaic legal systems. The currencies of certain emerging market countries, and therefore the value of securities denominated in such currencies, may be more volatile than currencies of developed countries. In addition, many of these nations are experiencing political and social uncertainties.

Furthermore, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. Amounts realized on foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Applicable tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would otherwise be subject.

Foreign Obligations and Securities

The Funds consider equity securities of foreign issuers (or foreign securities) to be equity securities: (1) issued by companies with their principal place of business or principal office, or both, as determined in the adviser's reasonable discretion, in a country, other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. Foreign company stocks may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment by a Fund in any single country, especially a less developed country, would make such Fund's value more sensitive to economic, currency and regulatory changes within that country.

Investments in foreign obligations and securities include high-quality, short-term debt obligations of foreign issuers, including foreign branches of U.S. banks, U.S. branches of foreign banks, and short-term debt obligations of foreign governmental agencies and foreign companies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.

Foreign securities include, among others, American Depositary Receipts (ADRs) and similar investments, including Canadian Depositary Receipts (CDRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs). ADRs, CDRs, EDRs, GDRs, and IDRs are depositary receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. These securities may not necessarily be denominated in the samecurrency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

Foreign securities also include securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar.

Because a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by a wide range of political and economic factors, including the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention and stability, speculation and other factors also affect exchange rates.

A Fund may engage in foreign currency transactions in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Fund may enter into a forward contract to protect against a decrease in the price of securities denominated in a particular currency a Fund intends to purchase. If it is anticipated that exchange rates will rise, a Fund may enter into a forward contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These forward contracts will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Foreign currency transactions, such as forward foreign currency exchange contracts, are contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The Adviser considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions.

The use of foreign currency transactions involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency transactions strategies also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of foreign currency transactions also exposes a Fund to the general risks of investing in futures contracts, including: the risk of an illiquid market for the foreign currency transactions and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its securities, and may cause a Fund to lose money on its investments in foreign currency transactions. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

Participation Notes

The Funds may purchase participation notes, also known as participation certificates. Participation notes are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by a Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. There can be no assurance that the trading price of participation notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. Participation notes are generally traded over-the-counter. Participation notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, the counterparty, and the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. Participation notes involve transaction cost. Participation notes may be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities. Participation notes offer a return linked to a particular underlying equity, debt or currency.

For temporary defensive purposes, the Funds may invest in fixed-income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

OTHER INVESTMENTS AND TECHNIQUES

Borrowing

Money may be borrowed for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

Closed-End Investment Companies

A Fund may invest in the securities of closed-end investment companies that invest primarily in foreign securities. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets.

A Fund will invest in such companies when, in the adviser's judgment, the potential benefits of the investment justify the payment of any applicable premium or sales charge. Other investment companies incur their own fees and expenses.

Illiquid Securities

Securities not registered under the 1933 Act, and other securities subject to legal or other restrictions on resale may be less liquid than other investments and may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. No Fund may invest or hold more than 15% of its net assets in illiquid securities.

Loans of Portfolio Securities

Portfolio securities of a Fund may be loaned pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided: (i) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, initially in an amount at least equal to 100% of the value of the loaned securities (which includes any accrued interest or dividends), with the borrower being obligated, under certain circumstances, to post additional collateral on a daily marked-to-market basis, all as described in further detail in the following paragraph; although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all; (ii) the Fund may at any time terminate the loan and request the return of the loaned securities upon sufficient prior notification; (iii) the Fund will receive any interest or distributions paid on the loaned securities; and (iv) the aggregate market value of loaned securities will not at any time exceed the limits established under the 1940 Act.

The following provides additional detail on the requirement described in (i) above. The market value of the collateral delivered in connection with a securities loan must be equal to at least 102% of the market value of any domestic securities loaned or 105% of the market value of any foreign securities loaned. The loaned securities are marked to market on a daily basis, and additional collateral is required to be paid to maintain coverage equal to at least 102% of the market value of domestic securities loaned, and at least 105% of the market value of foreign securities loaned, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. For loans of U.S. Government Securities, the initial collateral required is 102% of the market value of the loaned securities, but additional collateral is required only if the market value of the loaned securities increases such that the collateral coverage (without taking into account any increase or decrease in the value of instruments in which the cash collateral is invested) falls below 100% of the market value of the loaned securities.

For lending its securities, a Fund will earn either a fee payable by the borrower (on loans that are collateralized by U.S. Government securities or a letter of credit) or the income on instruments purchased with cash collateral (after payment of a rebate fee to the borrower and a portion of the investment revenue to the securities lending agent). Cash collateral is invested on behalf of the Funds by the Funds' investment advisor in U.S. dollar-denominated short-term money market instruments that are permissible investments for the Fund and that, at the time of investment, are considered high-quality. Currently, cash collateral generated from securities lending is invested in shares of Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is a Delaware limited liability company that is exempt from registration under the 1940 Act. The Cash Collateral Fund is managed by Wells Fargo Funds Management and is sub-advised by Wells Capital Management. The Cash Collateral Fund is required to comply with the credit quality, maturity and other limitations set forth in Rule 2a-7 under the 1940 Act. The Cash Collateral Fund seeks to provide preservation of principal and daily liquidity by investing in high-quality, U.S. dollar-denominated short-term money market instruments. The Cash Collateral Fund may invest in securities with fixed, variable, or floating rates of interest. The Cash Collateral Fund seeks to maintain a stable price per share of $1.00, although there is no guarantee that this will be achieved. Income on shares of the Cash Collateral Fund is reinvested in shares of the Cash Collateral Fund. The investments of the Cash Collateral Fund are valued at amortized cost.

The investments purchased with cash collateral on behalf of each Fund currently include holdings in the securities of certain structured investment vehicles that, although considered high-quality, short-term money market instruments when originally purchased, are now in payment default or are otherwise impaired (the "Illiquid Investments"). The Illiquid Investments are not held in the Cash Collateral Fund, but rather are held in separate accounts on behalf of the respective Funds.

The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned by it, and by an increase or decrease in the value of instruments purchased with cash collateral received by it. Thus, the current net asset value of each Fund reflects the current valuations assigned to both (1) shares of the Cash Collateral Fund held on behalf of such Fund and (ii) interests in Illiquid Securities held on behalf of such Fund. If a Fund elects to discontinue its participation in the securities lending program at a time when the Fund continues to hold an interest in the Illiquid Securities, the securities lending agent will seek to promptly liquidate the Fund's investment in the Cash Collateral Fund, as well the Fund's investments in the Illiquid Securities. In such an event, the securities lending agent may not be able to dispose of the Illiquid Securities at an acceptable price or at all, and in such case may require the Fund to take a distribution of the Illiquid Securities in kind and/or realize a loss on the disposition of the Illiquid Securities.

Loans of securities involve a risk that the borrower may fail to return the securities when due or when recalled by a Fund or may fail to provide additional collateral when required. In either case, a Fund could experience delays in recovering securities or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, loans may be recalled at any time and generally will be recalled if a material event affecting the investment is expected to be presented to a shareholder vote, so that the securities may be voted by the Fund.

Each lending Fund pays a portion of the income (net of rebate fees) or fees earned by it from securities lending to a securities lending agent. Goldman Sachs Bank USA, an unaffiliated third party doing business as Goldman Sachs Agency Lending, currently acts as securities lending agent for the Funds, subject to the overall supervision of the Funds' investment adviser.

Other Investment Companies

A Fund may invest in shares of other open-end and closed-end management investment companies up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the fund's non-fundamental investment policies. Currently, under the 1940 Act, a fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions: (i) 3% of the total voting stock of any one investment company; (ii) 5% of such fund's total assets with respect to any one investment company; and (iii) 10% of such fund's total assets.

Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund. Other investment companies may include exchange-traded funds ("ETFs"), which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track and to the risks of the specific sector or industry tracked by the ETF. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons. Although ETFs that track broad market indexes are typically large and their shares are fairly liquid, ETFs that track more specific indexes tend to be newer and smaller, and all ETFs have limited redemption features. Pursuant to certain exemptive relief granted by the SEC, the Fund's investments in certain ETFs may exceed certain of the limits described above.

Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of other affiliated Funds, including the money market Funds, subject to certain conditions. Investing in affiliated Funds may present certain actual or potential conflicts of interest.

iShares. iShares Trust and iShares, Inc. ("iShares") are registered investment companies that consist of numerous separate series (each, an "iShares Fund"), each of which seeks investment results similar to the performance of a single stock market or of a group of stock markets in a single geographic location. iShares combine characteristics of stocks with those of index funds. Like stocks, iShares are liquid and can be traded in any number of shares; like index funds, they provide diversification and market tracking. iShares trade on the American Stock Exchange, the Chicago Board of Options Exchange and the New York Stock Exchange in the same way as shares of a publicly held company.

Private Placement and Other Restricted Securities

Private placement securities are not registered under the 1933 Act. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. However, private placement and other "restricted" securities typically cannot be resold without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A (a "Rule 144A Security")), and may not be readily marketable.

Private placement and other restricted securities typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Investing in private placement and other restricted securities is subject to certain additional risks. They may be considered illiquid securities as they typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value due to the absence of an active trading market. Delay or difficulty in selling such securities may result in a loss to a Fund. Restricted securities, including Rule 144A Securities, that are "illiquid" are subject to a Fund's policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation: (i) the frequency of trades and quotes for the Rule 144A Security; (ii) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the Rule 144A Security; and (iv) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer). The adviser will apply a similar process to evaluating the liquidity characteristics of other restricted securities. There can be no assurance that a restricted security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund.

Repurchase Agreements

Repurchase agreements are agreements wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. Repurchase agreements generally are subject to counterparty risk. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund's disposition of the underlying securities may be delayed or limited.

A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days, and other illiquid securities. A Fund will only enter into repurchase agreements with broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the Fund's adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

Reverse Repurchase Agreements

A reverse repurchase agreement is an agreement under which a Fund sells a portfolio security and agrees to repurchase it at an agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund's obligation to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. When a Fund makes a short sale, the proceeds it receives are retained by the broker until a Fund replaces the borrowed security. In order to deliver the security to the buyer, a Fund must arrange through a broker to borrow the security and, in so doing, a Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales "against the box" means that a Fund owns the securities, which are placed in a segregated account until the transaction is closed out, or has the right to obtain securities equivalent in kind and amount to the securities sold short. A Fund's ability to enter into short sales transactions is limited by the requirements of the 1940 Act.

Short sales by a Fund that are not made "against the box" are limited to transactions in futures and options. Such transactions create opportunities to increase a Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the futures or options sold short without the need to invest the full purchase price of the futures or options on the date of the short sale, a Fund's NAV per share will tend to increase more when the futures or options it has sold short decrease in value, and to decrease more when the futures or options it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of futures or options sold short may continuously increase, although a Fund may mitigate such losses by replacing the futures or options sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing futures or options to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

If a Fund makes a short sale "against the box," a Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the investment manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. Short sale transactions may have adverse tax consequences to the Fund and its shareholders.

In the view of the SEC, a short sale involves the creation of a "senior security" as such term is defined under the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

To avoid limitations under the 1940 Act on borrowing by investment companies, all short sales by a Fund will be "against the box," or the Fund's obligation to deliver the futures or options sold short not "against the box" will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of futures or options not "against the box" or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

Warrants

Warrants are instruments, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price, usually during a specified period of time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within the specified time period.

MANAGEMENT

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds."

General

The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds which consists of, as of March 1, 2010, 133 series comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex" or the "Trusts"). The business address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 75.

Information for Trustees, all of whom are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("Independent Trustees"), appears below. In addition to the Officers listed below, the Funds have appointed an Anti-Money Laundering Compliance Officer.

Name and Age	Position Held with Registrant/Length of Service[1]	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
INDEPENDENT TRUSTEES[2]
K. Dun Gifford, 71	Trustee, since 2010

Former Trustee of Evergreen fund complex from 1974 to 2010. Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

N/A
Peter G. Gordon, 67	Trustee, since 1998, Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Chairman, President and CEO of Crystal Geyser Water Company.	N/A
Isaiah Harris, Jr., 56	Trustee, since 2009, Advisory Board Member, from 2008 to 2009

Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State University Foundation Board of Governors and a member of the Advisory Board of Iowa State University School of Business.

CIGNA Corporation Deluxe Corporation
Judith M. Johnson, 60	Trustee, since 2008

Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is a certified public accountant and a certified managerial accountant.

N/A
David F. Larcker, 59	Trustee, since 2009, Advisory Board Member, from 2008 to 2009

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

N/A
Olivia S. Mitchell, 56	Trustee, since 2006

Professor of Insurance and Risk Management, Wharton School, University of Pennsylvania. Director of the Boettner Center on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate, National Bureau of Economic Research.

N/A
Timothy J. Penny, 57	Trustee, since 1996

President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

N/A
Michael S. Scofield, 67	Trustee, since 2010	Former Trustee of Evergreen fund complex from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)	N/A
Donald C. Willeke, 69	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 to present.	N/A
OFFICERS
Karla M. Rabusch, 50	President, since 2003

Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

N/A
David Berardi, 34	Assistant Treasurer, since 2009

Vice President of Evergreen Investment Management Company, LLC since 2008. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC since 2004.

N/A
Jeremy DePalma, 35	Assistant Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2008. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration since 2005.

N/A
C. David Messman, 49	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Managing Counsel of Wells Fargo Bank, N.A. since 2000.	N/A
Debra Ann Early, 45	Chief Compliance Officer, since 2007

Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

N/A
Kasey Phillips, 38	Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2006 and currently the Treasurer of the Evergreen Funds since 2005. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

N/A
1	Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.
2	Immediately following the consummation of the first reorganization of an Evergreen fund with a Wells Fargo Advantage Fund (presently expected to occur on or about July 9, 2010), Mr. Michael S. Scofield and Mr. K. Dun Gifford, current Trustees of the Evergreen funds will join the Board of Trustees of the Trust. Messrs. Scofield and Gifford have each served as Trustees of the Evergreen fund family for over 25 years. Mr. Scofield is a retired attorney of the Law Offices of Michael S. Scofield, and a Director and Chairman of Branded Media Corporation (a multi-media branding company). Mr. Gifford is the Chairman and President of Oldways Preservation and Exchange Trust (education) and a Trustee, Member of the Executive Committee, and former Treasurer of Cambridge College.

The Trust's Declaration of Trust does not set forth any specific qualifications to serve as a Trustee other than that no person shall stand for initial election or appointment as a Trustee if such person has already reached the age of 72. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Trustee candidates and a process for evaluating potential conflicts of interest, which identifies certain disqualifying conflicts. None of the current Trustees is an "interested person" of the Trust as that term is defined in the 1940 Act.
Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, Funds Management, sub-advisers, other service providers, counsel and the independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee's ability to perform his or her duties effectively has been attained through the Trustee's business, consulting, public service and/or academic positions and through experience from service as a board member of the Trust and the other Trusts in the Fund Complex (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below. Each Trustee's ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.
K. Dun Gifford. Mr. Gifford has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen fund complex since 1974. He is a Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer of Cambridge College. He is also Chairman and President of Oldways Preservation and Exchange Trust, a non-profit educational organization.
Peter G. Gordon. Mr. Gordon has been a Trustee since 1998, Chairman of the Board of Trustees since 2005, the Lead Independent Trustee from 2001 through 2005, and Chairman of the Governance Committee since 2005, with respect to all of the Trusts in the Fund Complex. In addition, he has over 30 years of executive and business experience as the co-founder, Chairman, President and CEO of Crystal Geyser Water Company.
Isaiah Harris, Jr. Mr. Harris has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009. He has been the Chairman of the Board of CIGNA Corporation since 2009, and has been a director of CIGNA Corporation since 2005. He also has been a director of Deluxe Corporation since 2003. As a director of these and other public companies, he has served on board committees, including Governance, Audit and Compensation Committees. Mr. Harris served in senior executive positions, including as president, chief executive officer, vice president of finance and/or chief financial officer, of operating companies for approximately 20 years.
Judith M. Johnson. Ms. Johnson has served as a Trustee of the Trusts in the Fund Complex since 2008 and as Chair of the Audit Committee since 2009. She served as the Chief Executive Officer and Chief Investment Officer of the Minneapolis Employees Retirement Fund for twelve years until her retirement in 2008. Ms. Johnson is a licensed attorney, as well as a certified public accountant and a certified managerial accountant. Ms. Johnson has been determined by the Board to be an audit committee financial expert as such term is defined in the applicable rules of the SEC.
David F. Larcker. Mr. Larcker has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009. Mr. Larcker is the James Irvin Miller Professor of Accounting at the Graduate School of Business of Stanford University. He is also the Director of the Corporate Governance Research Program and Co-director of The Rock Center for Corporate Governance at Stanford University. He has been a professor of accounting for over 30 years. He has written numerous articles on a range of topics, including managerial accounting, financial statement analysis and corporate governance.
Olivia S. Mitchell. Ms. Mitchell has served as a Trustee of the Trusts in the Fund Complex since 2006. Ms. Mitchell is Department Chair and Professor, Department of Insurance and Risk Management, and International Foundation of Employee Benefit Plans Professor at the Wharton School of the University of Pennsylvania. She also serves in senior positions with academic and policy organizations that conduct research on pensions, retirement, insurance and related topics, including as Executive Director of the Pension Research Council and Director of the Boettner Center on Pensions and Retirement Research, both of the University of Pennsylvania. She has been a professor of economics, insurance and risk management for over 30 years. She has written numerous articles and books on a range of topics, including retirement risk management, private and social insurance, and health and retirement analysis and policy.
Timothy J. Penny. Mr. Penny has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996. He has been President and CEO of Southern Minnesota Initiative Foundation since 2007 and a Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. He also serves as a member of the board of another non-profit organization. Mr. Penny was a member of the U.S. House of Representatives for 12 years representing Southeastern Minnesota's First Congressional District.
Michael S. Scofield. Mr. Scofield has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen fund complex since 1984, where he served as Chairman of the Board. He also serves as chairman of the Independent Directors Council, an organization dedicated to serving the independent investment company director community, and other leadership positions in the investment company industry. He previously worked as an attorney with the Law Offices of Michael S. Scofield. He was formerly Director and Chairman of Branded Media Corporation, a multi-media branding company.
Donald C. Willeke. Mr. Willeke has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996. Previously, he served on the board of trustees of another registered investment company. He is an attorney in private practice and has served as General Counsel of the Minneapolis Employees Retirement Fund for more than 25 years.

Board of Trustees - Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Trust and the Funds rests with the Board of Trustees. The Board has engaged Funds Management to manage the Funds on a day-to day basis. The Board is responsible for overseeing Funds Management and other service providers in the operation of the Trust in accordance with the provisions of the 1940 Act, applicable provisions of Delaware law, other applicable laws and the Fund's charter. The Board is currently composed of seven members, each of whom is an Independent Trustee. The Board currently conducts regular meetings five times a year. In addition, the Board frequently holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.
The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman's role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. In order to assist the Chairman in maintaining effective communications with the other Trustees and Funds Management, the Board has appointed a Chair Liaison to work with the Chairman to coordinate Trustee communications and to assure timely responses to Trustee inquiries, board governance and fiduciary matters. The Chair Liaison serves for a one-year term, which may be extended with the approval of the Board. Except for any duties specified herein or pursuant to the Trust's charter document, the designation of Chairman or Chair Liaison does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally.
The Board also has established a Governance Committee and an Audit Committee to assist the Board in the oversight and direction of the business and affairs of the Trust, and from to time may establish informal working groups to review and address the policies and practices of the Trust with respect to certain specified matters. Additionally, the Board has established investment teams to review in detail the performance of each of the Funds, in light of each Fund's investment objectives and strategies, to meet with portfolio managers, and to report back to the full Board. The Board occasionally engages independent consultants to assist it in evaluating initiatives or proposals. The Board believes that the Board's current leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.
The Funds and Trusts are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of Funds Management, the subadvisers and other service providers (depending on the nature of the risk), who carry out the Funds' investment management and business affairs. Each of Funds Management, the sub-advisers and other service providers have their own, independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.
Risk oversight forms part of the Board's general oversight of the Funds and Trusts and is addressed as part of various Board and Committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. As part of its regular oversight of the Trusts, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Funds Management, subadvisers, the Chief Compliance Officer of the Funds, the independent registered public accounting firm for the Funds, and internal auditors for Funds Management or its affiliates, as appropriate, regarding risks faced by the Funds and relevant risk functions. The Board, with the assistance of its investment teams, reviews investment policies and risks in connection with its review of the Funds' performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds' compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board's periodic review of the Funds' advisory, subadvisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board oversees a management valuation team comprised of officers of Funds Management, has approved and periodically reviews valuation policies applicable to valuing the Fund shares and has established a valuation committee of Trustees. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Committees.

As noted above, the Board has established a standing Governance Committee, a standing Audit Committee and a standing Valuation Committee to assist the Board in the oversight and direction of the business and affairs of the Trust. Each such Committee operates pursuant to a charter approved by the Board and is chaired by an Independent Trustee. Each Independent Trustee is a member of the Trust's Governance Committee, Audit Committee and Valuation Committee.

(1) Governance Committee. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only Independent Trustees may nominate and select persons to become Independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. The Governance Committee meets only as necessary and held no meetings during any of the Fund's most recently completed fiscal years because each Fund did not begin operations until [July 12], 2010. Peter Gordon serves as the chairman of the Governance Committee.

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee's consideration, which are set forth in the Trusts' Governance Committee Charter. The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five calendar days nor more than seventy-five calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the "candidate"), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the 1940 Act) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

The Governance Committee may from time-to-time propose nominations of one or more individuals to serve as members of an "advisory board," as such term is defined in Section 2(a)(1) of the 1940 Act ("Advisory Trustees"). An individual may be eligible to serve as an Advisory Trustee only if that individual meets the requirements to be a "non-interested" Trustee under the 1940 Act and does not otherwise serve the Trust in any other capacity. Any Advisory Trustee shall serve at the pleasure of the Board and may be removed, at any time, with or without cause, by the Board. An Advisory Trustee may be nominated and elected as a Trustee, at which time he or she shall cease to be an Advisory Trustee. Advisory Trustees shall perform solely advisory functions. Unless otherwise specified by the Committee or the Board, Advisory Trustees are invited to attend meetings of the Board and all committees of the Board. Advisory Trustees shall participate in meeting discussions but do not have a vote upon any matter presented to the Board or any committee of the Board, nor do they have any power or authority to act on behalf of or to bind the Board, any committee of the Board or the Trust. Advisory Trustees shall not have any responsibilities or be subject to any liabilities imposed upon Trustees by law or otherwise. Advisory Trustees shall be entitled, to the maximum extent permitted by law, to be indemnified by the Trust and shall be covered by any liability insurance coverage that extends to Trustees and officers of the Trust. Advisory Trustees shall be paid the same meeting fees payable to Trustees and shall have their expenses reimbursed in accordance with existing Board expense reimbursement policies. Advisory Trustees shall not receive any retainer fees.

(2) Audit Committee. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and held no meetings during any of the Fund's most recently completed fiscal years because each Fund did not begin operations until [July 12], 2010. Judith M. Johnson serves as the chairperson of the Audit Committee.

(3) Valuation Committee. The Board has delegated to the Valuation Committee the authority to take any necessary or appropriate action and address any issues regarding the valuation of Fund portfolio securities under the Trust's valuation procedures, including determining the fair value of securities between Board regularly scheduled meetings in instances where that determination has not otherwise been delegated to the valuation team ("Management Valuation Team") of Funds Management. The Board considers for ratification at each quarterly meeting any valuation actions taken by the Valuation Committee or the Management Valuation Team during the previous quarter that require ratification. Any one member of the Valuation Committee may constitute a quorum for a meeting of the committee. The Valuation Committee convened approximately four times during 2009.

Compensation. For the calendar year ended December 31, 2008, each Trustee received an annual retainer (payable quarterly) of $160,000 from the Fund Complex. Each Trustee and Advisory Board Member also received a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at the first telephonic Fund Complex Board meeting and each telephonic Board meeting beyond five. In addition, the Chairperson of the Fund Complex Board received an additional $40,000 annual retainer and the Chairperson of the Audit Committee received an additional $20,000 annual retainer, for the additional work and time devoted by the Chairpersons. Prior to January 1, 2008, each Trustee received an annual retainer (payable quarterly) of $140,000 from the Fund Complex. Each Trustee also received a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson of the Fund Complex Board received an additional $40,000 annual retainer and the Chairperson of the Audit Committee received an additional $16,000 annual retainer, for the additional work and time devoted by the Chairpersons.
Effective January 1, 2009, each Trustee receives an annual retainer (payable quarterly) of $160,000 from the Fund Complex. Each Trustee and Advisory Board Member receives a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson of the Fund Complex Board receives an additional $40,000 annual retainer and the Chairperson of the Audit Committee receives an additional $20,000 annual retainer, for the additional work and time devoted by the Chairpersons.

The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. Listed below is the estimated Trustee compensation that will be paid by the Funds for the fiscal year ending September 30, 2010 and by the Fund Complex for the twelve months ended December 31, 2009:

Trustee Compensation Table - Fiscal Year Ended September 30, 2010
Independent Trustees
Fund	Peter G. Gordon	Isaiah Harris, Jr.	Judith M. Johnson	David Larcker	Olivia S. Mitchell	Timothy J. Penny	Donald C. Willeke
Disciplined Global Equity Fund
Emerging Markets Equity Fund II
Global Opportunities Fund
International Core Fund
Intrinsic World Equity Fund
Total Compensation from Fund Complex[1]
1	Includes Trustee compensation received by other funds within the entire Fund Complex as of December 31, 2009 (consisting of 133 funds).

Beneficial Equity Ownership Information. As of the calendar year ended December 31, 2009, the Trustees, the Advisory Board Members and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the dollar value of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: $0; $1-$10,000; $10,001- $50,000; $50,001-$100,000; and over $100,000.

Beneficial Equity Ownership in the Funds and Fund Complex Calendar Year Ended December 31, 2009
Independent Trustees
Fund	Peter G. Gordon	Isaiah Harris, Jr.[1]	Judith M. Johnson	David Larcker[1]	Olivia S. Mitchell	Timothy J. Penny	Donald C. Willeke
Disciplined Global Equity Fund
Emerging Markets Equity Fund II
Global Opportunities Fund
International Core Fund
Intrinsic World Equity Fund
Aggregate Dollar Range of Equity Securities Of Fund Complex[2]	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
1	Messrs. Harris and Larcker were elected to the Board as Independent Trustees effective April 17, 2009.
2	Includes Trustee ownership in shares of other funds within the entire Fund Complex (consisting of 133 funds) as of December 31, 2009.

Ownership of Securities of Certain Entities. As of the calendar year ended December 31, 2009, none of the Independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

Investment Adviser

Wells Fargo Funds Management, LLC ("Funds Management"), an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

Affiliated Advisory Programs. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.

As compensation for its advisory services, Funds Management is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

Fund	Fee - Effective 7/19/2010
Disciplined Global Equity Fund	First $500 million	0.700%
	Next $500 million	0.650%
	Next $1 billion	0.600%
	Next $2 billion	0.575%
	Over $4 billion	0.550%

Emerging Markets Equity Fund II	First $500 million	1.100%
	Next $500 million	1.050%
	Next $1 billion	1.000%
	Next $2 billion	0.975%
	Over $4 billion	0.950%

Global Opportunities Fund	First $500 million	0.900%
	Next $500 million	0.875%
	Next $1 billion	0.850%
	Next $2 billion	0.825%
	Over $4 billion	0.800%

International Core Fund	First $500 million	0.850%
	Next $500 million	0.800%
	Next $1 billion	0.750%
	Next $2 billion	0.725%
	Over $4 billion	0.700%

Intrinsic World Equity Fund	First $500 million	0.800%
	Next $500 million	0.750%
	Next $1 billion	0.700%
	Next $2 billion	0.675%
	Over $4 billion	0.650%

General. Each Fund's Advisory Agreement will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

Investment Sub-Advisers

Funds Management has engaged Metropolitan West Capital Management, LLC ("MetWest Capital") to serve as investment sub-adviser to the Intrinisic World Equity Fund and has engaged Wells Capital Management, Incorporated ("Wells Capital Management"), an affiliate of Funds Management, to serve as investment sub-adviser to the Disciplined Global Equity Fund, the Emerging Markets Equity Fund II, the Global Opportunities Fund and the International Core Fund (each a "Sub-Adviser" and collectively, the "Sub-Advisers"). Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management and the Trust, the Sub-Adviser makes recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Adviser also furnishes such additional reports and information as Funds Management and the Trust's Board and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management.

For providing investment sub-advisory services to the Funds, the Sub-Advisers are entitled to receive monthly fees at the annual rates indicated below of each Fund's average daily net assets. These fees may be paid by Funds Management or directly by the Funds. If a sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

Fund	Sub-Adviser	Fee
Disciplined Global Equity Fund	Wells Capital Management	First $200 million		0.350%
		Over $200 million		0.300%

Emerging Markets Equity Fund II	Wells Capital Management	First $100 million		0.650%
		Next $100 million		0.550%
		Over $200 million	0.450%

Global Opportunities Fund	Wells Capital Management	First $100 million		0.550%
		Next $100 million		0.500%
		Over $200 million		0.400%

International Core Fund	Wells Capital Management	First $200 million		0.450%
		Over $200 million		0.400%

Intrinsic World Equity Fund	MetWest Capital	First $250 million		0.350%
		Next $750 million		0.275%
		Over $1 billion		0.200%

Portfolio Managers

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Portfolio Managers." The information in this section is provided as of __________,2010 (each a "Portfolio Manager" and together, the "Portfolio Managers"). The Portfolio Managers manage the investment activities of the Funds on a day-to-day basis as follows.

Fund	Sub-Adviser	Portfolio Mangers
Disciplined Global Equity Fund	Wells Capital Management	William E. Zieff
Emerging Markets Equity Fund II	Wells Capital Management	Yi (Jerry) Zhang, PhD, CFA
Global Opportunities Fund	Wells Capital Management	Francis X. Claro, CFA James M. Tringas, CFA
International Core Fund	Wells Capital Management	Francis X. Claro, CFA
Intrinsic World Equity Fund	MetWest Capital	Howard Gleicher, CFA Gary Lisenbee David Graham Jeffrey Peck

Management of Other Accounts. The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Managers, not including the Funds. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under "Other Accounts."

[table(s) to come]

The following table indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts.

[Table to come]

Material Conflicts of Interest. The Portfolio Managers face inherent conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interest, the Sub-Advisers have adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that they believe address the potential conflicts associated with managing portfolios for multiple clients and ensure that all clients are treated fairly and equitably. Additionally, some of the Sub-Advisers minimize inherent conflicts of interest by assigning the Portfolio Managers to accounts having similar objectives. Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings. Furthermore, the Sub-Advisers have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the "Advisers Act") to address potential conflicts associated with managing the Funds and any personal accounts the Portfolio Managers may maintain.

Wells Capital Management. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

MetWest Capital. In the case of MetWest Capital, the Portfolio Managers manage accounts on a team basis, so the Portfolio Managers may be subject to the potential conflicts of interest described above. In general, MetWest Capital has policies and procedures to address the various potential conflicts of interest described above. MetWest Capital has policies and procedures designed to ensure that the Portfolio Managers have sufficient time and resources to devote to the various accounts they manage. Similarly, MetWest Capital has policies and procedures designed to ensure that investments and investment opportunities are allocated fairly across accounts, and that the interests of client accounts are placed ahead of the Portfolio Managers' personal interests. However, there is no guarantee that such procedures will detect or address each and every situation where a conflict arises.

Compensation. The Portfolio Managers were compensated by their employing sub-adviser from the fees the Adviser paid the Sub-Adviser using the following compensation structure:

Wells Capital Management Compensation. The compensation structure for Wells Capital Management's Portfolio Managers includes a competitive fixed base salary plus variable incentives (Wells Capital Management utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to pretax relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account's individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund's portfolio may be compared for these purposes generally are indicated in the Performance" sections of the Prospectuses.

MetWest Capital. Compensation for investment professionals consists of a base salary and bonus. A material portion of each professional's annual compensation is in the form of a bonus tied to results relative to clients' benchmarks and overall client satisfaction. While Wells Fargo holds a majority ownership interest in MetWest Capital, certain MetWest Capital professionals still hold ownership interests in the firm and accordingly receive additional payments based on the profitability of the firm. MetWest Capital professionals who hold ownership interests in the firm do not receive investment performance-related bonuses. MetWest Capital's compensation system is not determined on an account-specific basis. Rather, bonuses are tied to overall firm profitability and composite performance relative to the benchmark. To reinforce long-term focus, performance is measured over MetWest Capital's investment horizon (typically three to five years). Portfolio managers are encouraged to maintain a long-term focus and are not compensated for the number of their recommendations that are purchased in the portfolio. Rather, their bonuses are tied to overall strategy performance.

Beneficial Ownership in the Funds. Because the Funds are new funds which have not operated for a fiscal year, there is no share ownership information available to report.

Administrator

The Trust has retained Funds Management (the "Administrator"), the investment adviser for the Funds, located at 525 Market Street, 12th Floor, San Francisco, CA 94105, as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.
In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's average daily net assets:

	Fund-Level Administrator Fee		Class-Level Administrator Fee	Total Administrator Fee
Share Class	Average Daily Net Assets	% of Average Daily Net Assets	% of Average Daily Net Assets	Average Daily Net Assets	% of Average Daily Net Assets
Class A, Class B and Class C	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.28%	First $5 billion Next $5 billion Over $10 billion	0.33% 0.32% 0.31%
Administrator Class	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.10%	First $5 billion Next $5 billion Over $10 billion	0.15% 0.14% 0.13%
Institutional Class	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.08%	First $5 billion Next $5 billion Over $10 billion	0.13% 0.12% 0.11%
Class R

Distributor

Wells Fargo Funds Distributor, LLC ("Funds Distributor"), an affiliate of Funds Management located at 525 Market Street, San Francisco, California 94105, serves as the distributor to the Funds.

The Funds that offer Class B and Class C shares have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class B and Class C shares. The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of these Funds pay the Distributor, on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses. Class B shares are closed to new investors and additional investments (except in connection with reinvestment of any distributions and permitted exchanges and at the closing of a reorganization). The Distributor may use the fees payable under the Plan to make payments to selling or servicing agents for past sales and distribution efforts, as well as for the provision of ongoing services to shareholders.

The actual fee payable to the Distributor by these Funds and classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the Financial Industry Regulatory Authority ("FINRA") under the Conduct Rules. The Distributor's distribution-related revenues from the Plan may be more or less than distribution-related expenses incurred during the period. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

DISTRIBUTION FEES

Because the Funds first commenced operations on July 9, 2010, the Funds do not yet have information on any fees for distribution-related services paid to the Distributor for its initial fiscal year.

General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of a Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.

Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with the Distributor authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

Shareholder Servicing Agent

The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Administrator Class, Class R and Investor Class shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules enforced by FINRA.

General. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

Custodian and Fund Accountant

State Street Bank and Trust Company ("State Street"), located at State Street Financial Center, One Lincoln Street Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Funds. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of each Fund, handles the receipt and delivery of securities, selects and monitors foreign sub custodians as the Fund's global custody manager, determines income and collects interest on each Fund's investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating each Fund's daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs.

Transfer and Distribution Disbursing Agent

Boston Financial Data Services, Inc. ("BFDS"), located at Two Thousand Crown Colony Drive, Quincy, Massachusetts 02169, acts as transfer and distribution disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

Underwriting Commissions

The Distributor serves as the principal underwriter distributing securities of the Funds on a continuous basis.

Code of Ethics

The Fund Complex, the Adviser, the Distributor and the Sub-Advisers each has adopted a code of ethics which contains policies on personal securities transactions by "access persons" as defined in each of the codes. These policies comply with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, as applicable. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. Such restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the Wells Fargo Advantage Funds family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, the Adviser, the Distributor and the Sub-Advisers are on public file with, and are available from, the SEC.

DETERMINATION OF NET ASSET VALUE

The NAV per share for each Fund is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of each Fund's shares.

Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we also use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of a Fund's assets that are invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Money market instruments and debt instruments maturing in 60 days or less generally are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For a Fund that invests directly in foreign securities, portfolio securities are generally valued on the basis of quotations from the primary market in which they are traded. However, if, in the judgment of the Board, a security's value has been materially affected by events occurring after the close of the exchange or the market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used to determine its value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Funds may be purchased on any day a Fund is open for business. Generally, each Fund is open for business each day the New York Stock Exchange is open for trading (a "Business Day"). The New York Stock Exchange is currently closed in observance of New Year's Day, Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

Purchase orders for a Fund received before such Fund's NAV calculation time, generally are processed at such time on that Business Day. Purchase orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the distribution, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

Each Fund reserves the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Fund may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. In addition, the Fund may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectuses.
The Dealer Reallowance for Purchases of Class A Shares is as Follows:

Amount of Purchase	Front-End Sales Charge as % of Public Offering Price	Front-End Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - $99,999	4.75%	4.99%	4.00%
$100,000 - $249,999	3.75%	3.90%	3.00%
$250,000 - $499,999	2.75%	2.83%	2.25%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 and over[1]	0.00%	0.00%	0.00%
1	We will assess Class A purchases of $1,000,000 or more a contingent deferred sales charge ("CDSC") if they are redeemed within eighteen months from the date of purchase, unless the dealer of record waived its commission. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

Purchases and Redemptions for Existing Wells Fargo Advantage Funds Account Holders Via the Internet. All shareholders with an existing Wells Fargo Advantage Funds account may purchase additional shares of funds or classes of funds within the Wells Fargo Advantage family of funds that they already own and redeem existing shares via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Advantage Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. Internet account access is available for institutional clients. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com/ advantagefunds for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

Extraordinary Circumstances Affecting Redemptions. Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than seven days for each Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable or practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

Waiver of Minimum Initial Investment Amount for Investor Class Shares for Eligible Investors. An eligible investor (as defined below) may purchase Investor Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include: Current and retired employees, directors/trustees and officers of: (i) Wells Fargo Advantage Funds (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and Family members, as defined in the prospectus, of any of the above.

Reduced Sales Charges for Former C&B Portfolio Shareholders. Shareholders who purchased shares of the C&B Portfolios directly from the C&B Portfolios, and who became Wells Fargo Advantage Fund shareholders in the reorganization between the Advisors' Inner Circle Fund and the Trust effective July 26, 2004 will be permitted to purchase Class A shares of any Wells Fargo Advantage Fund and any unnamed shares of WealthBuilder Portfolios at NAV. Please see your account representative for details.

Reduced Sales Charges for Former Montgomery Fund Shareholders. Former Montgomery Fund Class P and Class R shareholders who purchased their shares directly from the Montgomery Funds and became Wells Fargo Advantage Fund shareholders in the reorganization, may purchase Class A shares of any Wells Fargo Advantage Fund, and any unnamed shares of WealthBuilder Portfolios at NAV. Shareholders who did not purchase such shares directly may purchase additional shares in the respective acquiring Wells Fargo Advantage Fund at NAV.

Reduced Sales Charges for Affiliated Funds. Any affiliated fund that invests in a Wells Fargo Advantage Fund may purchase Class A shares of such fund at NAV.

Reduced Sales Charges for Certain Holders of Class C Shares. No CDSC is imposed on redemptions of Class C shares where a fund did not pay a sales commission at the time of purchase.

Investors Eligible to Acquire Class B Shares. Class B shares are closed to new investors and additional investments from existing shareholders, except that existing shareholders of Class B shares may reinvest any distributions into Class B shares and exchange their Class B shares for Class B shares of other Wells Fargo Advantage Funds (as permitted by current exchange privilege rules, except specified persons may acquire Class B shares of a Fund in connection with the closing of a reorganization and except specified persons may acquire Class B shares of a Fund in connection with the closing of a reorganization). No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a distribution reinvestment or permitted exchange, or in connection with the closing of a reorganization.

Waiver of Minimum Initial Investment Amount for Institutional Class Shares for Eligible Investors. An eligible investor (as defined below) may purchase Institutional Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount. Eligible investors include:

  Clients of sub-advisers to those Funds which offer an Institutional Class who are clients of such sub-advisers at the time of their intended purchase of such Institutional Class shares;

  Clients of Wells Capital Management who are clients of Wells Capital Management at the time of their intended purchase of Institutional Class shares; and

  Clients of Wells Fargo Institutional Retirement Trust (IRT) who are clients of IRT at the time of their intended purchase of Institutional Class shares.

Related shareholders or shareholder accounts may be aggregated in order to meet the minimum initial investment requirement for Institutional Class shares. The following are examples of relationships that may qualify for aggregation:

  Related business entities, including;

  Corporations and their subsidiaries;

  General and limited partners; and

  Other business entities under common ownership or control.

  Shareholder accounts that share a common tax-id number.

  Accounts over which the shareholder has individual or shared authority to buy or sell shares on behalf of the account (i.e., a trust account or a solely owned business account).

All of the minimum initial investment waivers listed above may be modified or discontinued at any time.

Waiver of Minimum Initial and Subsequent Investment Amounts for All Shares Classes for Special Operational Accounts. Shares of any and all share classes of the Wells Fargo Advantage Funds may be acquired in special operational accounts (as defined below) without meeting the applicable minimum initial or subsequent investment amounts. Special operational accounts are designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions.

Compensation to Dealers and Shareholder Servicing Agents. Set forth below is a list of the member firms of FINRA to which the Adviser, the Funds' Distributor or their affiliates made payments out of their revenues in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders in the year ending December 31, 2009 ("Additional Payments"). (Such payments are in addition to any amounts paid to such FINRA firms in the form of dealer reallowances or fees for shareholder servicing or distribution. The payments are discussed in further detail in the Prospectuses under the title "Compensation to Dealers and Shareholder Servicing Agents"). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2009, are not reflected:

FINRA member firms

  401(k) Investment Services, Inc.

  ADP Broker-Dealer, Inc.

  A.G. Edwards & Sons, Inc.

  AIG Retirement Services Company

  Ameriprise Financial Services, Inc.

  Barclays Capital, Inc.

  Charles Schwab & Co., Inc.

  Citigroup Global Markets, Inc.

  CitiStreet Advisors LLC

  DWS Investments Distributors, Inc.

  Fidelity Brokerage Services LLC

  Goldman, Sachs & Co.

  GPC Securities, Inc.

  GWFS Equities, Inc.

  GunnAllen Financial, Inc.

  H.D. Vest Financial Services

  Hewitt Financial Services, LLC

  Hightower Securities, LLC

  J. P. Morgan Securities Inc.

  LPL Financial Corp.

  Mellon Financial Markets, LLC

  Merrill Lynch, Pierce, Fenner & Smith, Inc.

  Merriman Curhan Ford & Co. Inc.

  Mid Atlantic Capital Corporation

  Morgan Stanley DW Inc.

  MSCS Financial Services, LLC

  Nationwide Investment Services Corp.

  Pershing LLC

  Prudential Investment Management Services, LLC

  Prudential Retirement Brokerage Services, Inc.

  Raymond James & Associates, Inc.

  RBC Dain Rauscher, Inc.

  Robert W. Baird & Co.

  Ross, Sinclaire & Associates, LLC

  Security Distributors, Inc.

  State Street Global Markets, LLC

  TD Ameritrade Trust Company

  UBS Financial Services, Inc.

  VALIC Financial Advisors, Inc.

  Wachovia Capital Markets, LLC

  Wachovia Securities, LLC

  Wells Fargo Investments

In addition to member firms of FINRA, Additional Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list.

Also not included on the list above are other subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds' Distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Sub-Advisers are responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Advisers to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Advisers generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, affiliated broker-dealers. However, the Funds and Funds Management have adopted a policy pursuant to Rule 12b- 1(h) under the 1940 Act that prohibits the Funds from directing portfolio brokerage to brokers who sell Fund shares as compensation for such selling efforts. In the over-the-counter market, securities are generally traded on a "net" basis with brokerdealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the broker-dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

In placing orders for portfolio securities of the Fund, the Fund's Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the trade execution procedures of the Sub-Adviser to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer.

The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, a Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which a sub-adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

Portfolio Turnover. The portfolio turnover rate is not a limiting factor when a Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Fund's whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also result in adverse tax consequences to a Fund's shareholders.

Because the Funds have not yet commenced operations, no portfolio turnover informations is available.

Brokerage Commissions. Because the Funds first commenced operations on July 9, 2010, the Funds do not have information on brokerage commissions paid in its initial fiscal year.

Directed Brokerage Commissions. Because the Funds first commenced operations on July 9, 2010, the Funds do not have information on any directed brokerage commissions paid for its initial fiscal year.

Securities of Regular Broker-Dealers. The Funds are required to identify any securities of their "regular brokers or dealers" (as defined under the 1940 Act) or of their parents that the Funds may hold at the close of their most recent fiscal year. Because the Funds first commenced operations on July 9, 2010, this information is not yet available.

FUND EXPENSES

From time to time, Funds Management may waive fees from a Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and distribution disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues (including membership dues in the Investment Company Institute allocable to a Fund); brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to a Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.

FEDERAL INCOME TAXES

The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." Each Prospectus generally describes the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.

A shareholder's tax treatment may vary depending upon the shareholder's particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or IRAs), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in each Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult their own tax advisers and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.

Qualification as a Regulated Investment Company. It is intended that each Fund qualify as a regulated investment company ("RIC") under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund's principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. However, 100% of the net income derived from an interest in a qualified publicly traded partnership will be treated as qualifying income.

Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund's taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund's total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term "outstanding voting securities of such issuer" includes the equity securities of a qualified publicly traded partnership, and in the case of a Fund's investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net longterm capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year, if any. If a Fund meets all of the RIC requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute, or be deemed to have distributed, a sufficient amount of its investment company taxable income (as described above) and net tax-exempt interest income, if any, in a timely manner to maintain its status as a RIC and eliminate fund-level federal income taxation of such distributed income. However, no assurance can be given that a Fund will not be subject to federal income tax.

Moreover, the Funds may retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at corporate rates on the amount of net capital gain retained, but may designate the retained amount as undistributed capital gain in a notice to its shareholders, who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

If, for any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable to shareholders as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if a Fund which had previously qualified as a RIC were to fail to qualify as a RIC for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to tax on such built-in gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.

Equalization Accounting. Each Fund may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS has not expressly sanctioned the particular equalization method used by a Fund, and thus the Fund's use of this method may be subject to IRS scrutiny.

Capital Loss Carry-Forwards. A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to fund-level federal income tax, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses. Because the Funds have not yet commenced operations, the Funds do not have capital loss carry-forwards to report.

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carry-forwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization may be subject to severe limitations that could make such losses substantially unusable.

Excise Tax. If a Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and thus expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by a Fund).

Taxation of Investments. In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount ("OID") (generally, a debt obligation with a purchase price less than its principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt obligations that is currently includible in income, even though the cash representing such income may not have been received by a Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by the Fund which a Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund holding such a security receives no interest payment in cash on the security during the year.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain orloss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark-to-market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below). These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.

Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign currency loss exceeds a Fund's net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a "straddle" and at least one (but not all) of the Fund's positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a "mixed straddle." A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income to fail to satisfy the applicable holding period requirements and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed. The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code's constructive ownership rules.

The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

In addition, a Fund's transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments to the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into longterm capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares, and (iii) thereafter, as capital gain. If a Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income in order to qualify as a RIC.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a RIC might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in derivatives transactions.

A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.

A Fund may invest directly or indirectly (e.g., through a REIT) in residual interests in real estate mortgage investment conduits ("REMICs") or in REITs or qualified REIT subsidiaries that are taxable mortgage pools ("REIT TMPs"). Under recent IRS guidance, a Fund must allocate "excess inclusion income" received directly or indirectly from REMIC residual interests or REIT TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or REIT TMPs directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes unrelated business taxable income ("UBTI") to Keogh, 401(k) and qualified pension plans, as well as IRAs and certain other tax exempt entities, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, does not qualify for any reduction, by treaty or otherwise, in the 30% federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal corporate income tax rate. To the extent permitted under the Investment Act of 1940, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund. The Funds have not yet determined whether such an election will be made.

"Passive foreign investment companies" ("PFICs") are generally defined as foreign corporations with respect to which at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and interest charges on "excess distributions" received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance that they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of Distributions. Distributions paid out of a Fund's current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

For federal income tax purposes, distributions of investment income (except for exempt-interest dividends (defined below)) are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions properly designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. Each Fund will designate capital gain dividends, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges the shareholder's Fund shares, subject to the discussion below, the shareholder generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and the shareholder's tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previously incurred charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under the "wash sale" rules to the extent the shareholder purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives, or is deemed to receive, a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI.

Federal Income Tax Rates. As of the date of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net long-term capital gain.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" equal to the highest net long-term capital gains rate, which generally is 15%. In general, "qualified dividend income" is income attributable to dividends received by a Fund in taxable years beginning on or before December 31, 2010, from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation's stock and by the shareholders with respect to the Fund's shares. If 95% or more of a Fund's gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund's ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of a Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by a Fund from securities lending, repurchase, and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisers and financial planners.

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of federal income tax laws.

Backup Withholding. A Fund is generally required to withhold and remit to the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (i) the shareholder fails to furnish the Fund with a correct "taxpayer identification number" ("TIN"), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is otherwise subject to backup withholding. These backup withholding rules may also apply to distributions that are properly designed as exempt interest dividends (defined below). Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder's federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

Corporate Shareholders. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisers and financial planners.

A portion of the interest paid or accrued on certain high-yield discount obligations that the Fund owns may not be deductible to the issuer. If a portion of the interest paid or accrued on certain high-yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction if certain requirements are met. In such cases, if the issuer of the high-yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such interest.

Foreign Shareholders. For purposes of this discussion, "foreign shareholders" include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations. "Exempt foreign shareholders" are foreign shareholders from whom a Fund obtains a properly completed and signed certificate of foreign status.

Generally, subject to certain exceptions described below, distributions made to foreign shareholders will be subject to nonrefundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty, except in the case of excess inclusion income, which does not qualify for any treaty exemption or reduction), even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, for taxable years of a Fund beginning before January 1, 2010, distributions made to exempt foreign shareholders and properly designated by a Fund as "interest-related dividends" will be exempt from federal income tax withholding. Interest-related dividends are generally attributable to the Fund's net interest income earned on certain debt obligations and paid to foreign shareholders. In order to qualify as an interest-related dividend, the Fund must designate a distribution as such in a written notice mailed to its shareholders not later than 60 days after the close of the Fund's taxable year. Notwithstanding the foregoing, if any distribution described above is "effectively connected" with a U.S. trade or business (or, if an applicable income tax treaty so requires, is attributable to a permanent establishment) of the recipient foreign shareholder, neither federal income tax withholding nor the exemption for interest-related dividends will apply, the distribution will be subject to the tax, withholding, and reporting requirements generally applicable to U.S. shareholders and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation.

In general, a foreign shareholder's capital gains realized on the disposition of Fund shares, and capital gain dividends, with respect to taxable years of a Fund beginning before January 1, 2010, "short-term capital gain dividends" (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an applicable income tax treaty so requires, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of capital gain dividends and certain other conditions are met; or (iii) the Fund shares on which the foreign shareholder realized gain constitute U.S. real property interests ("USRPIs," defined below) or, in certain cases, distributions are attributable to gain from the sale or exchange of a USRPI. If the requirements of clause (i) are met, the tax, withholding, and reporting requirements applicable to U.S. shareholders generally will apply to the foreign shareholder, and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation. If the requirements of clause (i) are not met but the requirements of clause (ii) are met, such gains and distributions will be subject to federal income tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). If the requirements of clause (iii) are met, the foreign shareholder may be subject to certain tax, withholding, and/or reporting requirements, depending in part on whether the foreign shareholder holds (or has held in the prior 12 months) more than a 5% interest in the Fund. "Short-term capital gain dividends" are distributions attributable to a Fund's net short-term capital gain in excess of its net long-term capital loss and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

Subject to certain exceptions, a "USRPI" is generally defined as (i) an interest in real property located in the United States or the Virgin Islands, or (ii) any interest (other than solely as a creditor) in a domestic corporation that was a U.S. real property holding corporation (as defined in the Code) at any time during the shorter of the five-year period ending on the testing date or the period during which the interest was held.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, a foreign shareholder must comply with applicable certification requirements relating to its foreign status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders should consult their tax advisers in this regard.

In the case of shares held through an intermediary, even if a Fund makes a designation with respect to a payment, no assurance can be made that the intermediary will respect such a designation. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Even if permitted to do so, the Funds provide no assurance that they will designate any dividends as interest-related dividends or short-term capital gain dividends. Special tax rules apply to distributions that a qualified investment entity ("QIE") makes to foreign shareholders that are attributable to gain from the QIE's sale or exchange of a USRPI.

Special tax rules also apply to the sale of shares in a U.S. real property holding corporation ("USRPHC"). However, the Funds do not expect such special tax rules to apply because the Funds do not expect to be QIEs or USRPHCs.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

As discussed above, distributions and redemption proceeds paid or credited to a foreign shareholder are generally exempt from backup withholding. However, a foreign shareholder may be required to establish that exemption by providing certification of foreign status on an appropriate IRS Form W-8.

Tax-Deferred Plans. Shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. However, shares of the Funds may not be suitable for tax-deferred retirement and other tax-advantaged plans and accounts since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of certain distributions from the Funds (discussed below). Such distributions may ultimately be taxable to the beneficiaries when distributed to them. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Tax-Exempt Shareholders. Shares of the Funds may not be suitable for tax-exempt shareholders since such shareholders generally would not benefit from the exempt status of distributions from the Funds (discussed below). Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Funds.

Any investment in residual interests of a collateralized mortgage obligation that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.

Special tax consequences apply to charitable remainder trusts ("CRTs") (as defined in Section 664 of the Code) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in REIT TMPs. CRTs are urged to consult their own tax advisers and financial planners concerning these special tax consequences.

Tax Shelter Reporting Regulations. Under Treasury Regulations, if an individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While each Fund does not purchase securities to exercise control or to seek to effect corporate change through share ownership, it supports sound corporate governance practices within companies in which it invests and reflects that support through its proxy voting process.

Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently in the same matter when securities of an issuer are held by multiple Funds of the Trusts. However, proxies for securities held by the Social Sustainability Fund related to social and environmental proposals will be voted pursuant to RiskMetrics Group's ("RMG") then current SRI Proxy Voting Guidelines. Accordingly, the Social Sustainability Fund may vote its proxies related to social and environmental proposals differently than the other Funds.

The Procedures set forth Funds Management's general position on various proposals, such as:

  Routine Items – Funds Management will generally vote for uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

  Corporate Governance – Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification or to comply with what management's counsel interprets as applicable law.

  Anti-Takeover Matters – Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

  Mergers/Acquisitions and Corporate Restructurings – Funds Management's Proxy Committee will examine these items on a case-by-case basis.

  Shareholder Rights – Funds Management will generally vote against proposals that may restrict shareholder rights.

  Capital Structure Changes - Funds Management will follow the RiskMetrics Group ("RMG") capital structure model in evaluating requested increases in authorized common stock. In addition, even if capital requests of less than or equal to 300% of outstanding shares fail the calculated allowable cap, Funds Management will evaluate the request on a case-by-case basis, potentially voting for the proposal based on the company's performance and whether the company's ongoing use of shares has shown prudence.

  Executive and Director Compensation Plans - Funds Management will analyze on a case-by-case basis proposals on executive or director compensation plans, with the view that viable compensation programs reward the creation of shareholder wealth by having high payout sensitivity to increases in shareholder value.

  Disclosure on Executive or Director Compensation Cap or Restrict Executive or Director Compensation - Funds Management will generally vote for shareholder proposals requiring companies to report on their executive retirement benefits (deferred compensation, split-dollar life insurance, SERPs, and pension benefits. Funds Management will generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote, unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans. Funds Management will generally vote against proposals that seek to limit executive and director pay.

    Whether adoption of the proposal is likely to enhance or protect shareholder value;

    Whether the information requested concerns business issues that relate to a meaningful percentage of the company's business as measured by sales, assets, and earnings;

    The degree to which the company's stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

    Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

    Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

    Whether the company's analysis and voting recommendation to shareholders are persuasive;

    What other companies have done in response to the issue addressed in the proposal;

    Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

    Whether implementation of the proposal's request would achieve the proposal's objectives;

    Whether the subject of the proposal is best left to the discretion of the board;

    Whether the requested information is available to shareholders either from the company or from a publicly available source; and

    Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.
In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Fund's voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (i) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (ii) disclosing the conflict to the Board and obtaining their consent before voting; (iii) submitting the matter to the Board to exercise its authority to vote on such matter; (iv) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy; (v) consulting with outside legal counsel for guidance on resolution of the conflict of interest; (vi) erecting information barriers around the person or persons making voting decisions; (vii) voting in proportion to other shareholders; or (viii) voting in other ways that are consistent with each Fund's obligation to vote in the best interests of its shareholders. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a subadviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.
While Funds Management uses its best efforts to vote proxies, in certain circumstances it may be impractical or impossible for Funds Management to vote proxies (e.g., limited value or unjustifiable costs). For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, Funds Management must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. As a result, Funds Management will generally not vote those proxies in the absence of an unusual, significant vote or compelling economic importance. Additionally, Funds Management may not be able to vote proxies for certain foreign securities if Funds Management does not receive the proxy statement in time to vote the proxies due to custodial processing delays.
As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (i.e., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.
Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 may be obtained on the Funds' Web site at www.wellsfargo.com/advantagefunds or by accessing the SEC's Web site at www.sec.gov.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

I. Scope of Policies and Procedures. The following policies and procedures (the "Procedures") govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust ("Funds Trust"), Wells Fargo Master Trust ("Master Trust") and Wells Fargo Variable Trust ("Variable Trust") (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the "Funds" or individually as the "Fund") now existing or hereafter created.

II. Disclosure Philosophy. The Funds have adopted these Procedures to ensure that the disclosure of a Fund's portfolio holdings is accomplished in a manner that is consistent with a Fund's fiduciary duty to its shareholders. For purposes of these Procedures, the term "portfolio holdings" means the stock, bond and derivative positions held by a non-money market Fund and does not include the cash investments held by the Fund. For money market funds, the term "portfolio holdings" includes cash investments, such as investments in repurchase agreements.

Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

III. Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds' website until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A. Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds' website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. Money market Fund holdings shall be made publicly available on the Fund's website on a monthly, 7-day delayed basis.

B. Top Ten Holdings. Top ten holdings information (excluding derivative positions) for each Fund (except for funds that operate as fund of funds and money market funds) shall be made publicly available on the Funds' website on a monthly, sevenday or more delayed basis.

C. Fund of Funds Structure.
 1. The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds' website and included in fund fact sheets on a monthly, seven-day or more delayed basis.
 2. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' website simultaneous with the change.

Furthermore, as required by the SEC, each Fund shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter. Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports.

Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

IV. List of Approved Recipients. The following list describes the limited circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A. Sub-Advisers. Sub-advisers shall have full daily access to Fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities. A new Fund sub-adviser may periodically receive full portfolio holdings information for such Fund from the date of Board approval through the date upon which they take over day-to-day investment management activities. Such disclosure will be subject to confidential treatment.

B. Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated ("Wells Capital Management") shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C. Funds Management/Wells Fargo Funds Distributor, LLC.
 1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/ or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PNC's Datapath system.
 2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.
 3. Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

D. External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds' accounting agent however, only for those Funds in which such subadviser provides investment advisory services. Funds Management also utilizes the services of RMG and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both RMG and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E. Rating Agencies. Nationally Recognized Statistical Ratings Organizations ("NRSROs") may receive full Fund holdings for rating purposes.

V. Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

VI. Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Funds, persons considering investment in the Funds or representatives of such shareholders or potential shareholders. The content and nature of the information provided to each of these persons may differ.

Certain of the information described above will be included in quarterly fund commentaries and will contain information that includes, among other things, top contributors/detractors from fund performance and significant portfolio changes during the calendar quarter. This information will be posted contemporaneously with their distribution on the Funds' website.

No person shall receive any of the information described above if, in the sole judgment of Funds Management, the information could be used in a manner that would be harmful to the Funds.

VII. Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.

CAPITAL STOCK

The Funds are twelve series of the Trust in the Wells Fargo Advantage family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

Most of the Trust's series are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's series also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a series represents an equal, proportionate interest in the series with all other shares. Shareholders bear their pro rata portion of a series' operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other series or classes of shares offered.

With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory agreement, since it affects only one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

As used in the Prospectus(es) and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of a Fund means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Because the Funds first commenced operations on the date of this SAI, no beneficial ownership information as of a prior date is available.

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a person identified in the foregoing table is identified as the beneficial owner of more than 25% of a Fund, or is identified as the record owner of more than 25% of a Fund and has voting and/or investment powers, it may be presumed to control such Fund. A controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

OTHER INFORMATION

The Trust's Registration Statement, including the Prospectus(es) and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC, located at 100 "F" Street NE, in Washington, D.C., 20549-0102. Statements contained in the Prospectus(es) or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus(es) are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is 1601 Market Street, Philadelphia, PA 19103.

FINANCIAL INFORMATION

Because the Funds first commenced operations on July 9, 2010, no audited financial statements for a prior fiscal year areis available.

APPENDIX

The ratings of Standard & Poor's ("S&P"), Moody's Investors Services ("Moody's"), Fitch Investor Services ("Fitch"), represent their opinion as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

The following is a description of the ratings given by S&P, Fitch, and Moody's to corporate and municipal bonds and corporate and municipal commercial paper and variable rate demand obligations.

Corporate Bonds

S&P

S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities. Plus (+) or minus(-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

Moody's

Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment-grade securities.

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

Fitch

National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

AAA(xxx) - 'AAA' national ratings denote the highest rating assigned in its national rating scale for that country. This rating is assigned to the "best" credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

AA(xxx) - 'AA' national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country's highest rated issuers or issues.

A(xxx) - 'A' national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

BBB(xxx) - 'BBB' national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment.

BB(xxx) - 'BB' national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to dome degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx) - 'B' national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payment is contingent upon a sustained, favorable business and economic environment.

CCC(xxx), CC(xxx), C(xxx) - These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

DDD(xxx), DD(xxx), D(xxx) - These categories of national ratings are assigned to entities or financial commitments which are currently in default.

Short-Term Issue Credit Ratings (including Commercial Paper)

S&P:

A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody's:

Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of shortterm deposit obligations.

Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

Fitch

National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

F1(xxx) - Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the"best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong , a "+" is added to the assigned rating.

F2(xxx) - Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx) - Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx) - Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx) - Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D(xxx) - Indicates actual or imminent payment default.

Note to National Short-Term ratings: In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, our National Short-Term Ratings definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by those regulatory scales, e.g. A1+, A1, A2 and A3.

Variable Rate Demand Obligations

S&P:

SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 - Speculative capacity to pay principal and interest.

Moody's:

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

WellsFargo
Advantage Funds® - Small/Mid Cap Funds
Prospectus July 19, 2010

Growth Opportunities Fund
Class A - ESMGX
Small/Mid Core Fund
Class A - ECOAX, Class C - ECOCX
Special Small Cap Value Fund
Class A - ESPAX, Class B -ESPBX, Class C -ESPCX
Traditional Small Cap Growth Fund
Class A - EGWAX

Classes A, B, C

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

Wells Fargo Advantage Funds - Small/Mid Cap Funds

Growth Opportunities Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages __ and __ of the Prospectus and "Additional Purchase and Redemption Information" on page __ of the SAI.

Shareholder Fees (fees paid directly from your investment)
Class A
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of small- and medium-capitalization companies that we believe have above-average growth potential. We define small- and medium-capitalization companies as those with market capitalizations, at the time of purchase, within the range of the Russell 2500® Index. The market capitalization range of the Russell 2500 Index® was $13 million to $11 billion, as of December 31, 2009, and is expected to change frequently.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Advisor
Wells Fargo Funds Management, LLC
Investment Sub-adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	Jerome "Cam" Philpott, CFA, Portfolio Manager/2010 Stuart Roberts, Portfolio Manager/2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page __ of the Prospectus.

Small/Mid Cap Core Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages __ and __ of the Prospectus and "Additional Purchase and Redemption Information" on page __ of the SAI.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None	1.00%

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small to medium-capitalization companies. We invest principally in equity securities of small to medium-sized capitalization companies and seek to maintain a dollar-weighted average market capitalization that falls within the range of the Russell 2500® Index. The market capitalization range of the Russell 2500® Index was $13 million to $11 billion, as of December 31, 2009, and is expected to change frequently.

Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

Principal Investment Risks

Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Advisor
Wells Fargo Funds Management, LLC
Investment Sub-adviser	Portfolio Manager, Title/Managed Since
Golden Capital Management, LLC	John R. Campbell, CFA, Portfolio Manager/2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page __ of the Prospectus.

Special Small Cap Value Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages __ and __ of the Prospectus and "Additional Purchase and Redemption Information" on page __ of the SAI.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None	5.00%	1.00%

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio).A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which are defined as companies whose market capitalizations fall within the range tracked by the Russell 2000® Index. In addition, the Fund will seek to maintain a dollar-weighted average market capitalization that falls within the range of the Russell 2000® Index.

Principal Investment Risks

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Advisor
Wells Fargo Funds Management, LLC
Investment Sub-adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	James M. Tringas, Portfolio Manager/2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page __ of the Prospectus.

Traditional Small Cap Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages __ and __ of the Prospectus and "Additional Purchase and Redemption Information" on page __ of the SAI.

Shareholder Fees (fees paid directly from your investment)
Class A
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio).A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which are defined as companies with market capitalizations, at the time of purchase, within the range of the Russell 2000® Index. The market capitalization range of the Russell 2000® Index was $13 million to $5 billion, as of December 31, 2009, and is expected to change frequently.

Principal Investment Risks

Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Advisor
Wells Fargo Funds Management, LLC
Investment Sub-adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	Edward Rick, Portfolio Manager/2010 Linda Freeman, Portfolio Manager/2010 Jeffrey S. Drummond, Portfolio Manager/2010 Jeffrey Harrison, Portfolio Manager/2010 Paul Carder, Portfolio Manager/2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page __ of the Prospectus.

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Buying Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Class A and Class C: $1,000
Class B shares are generally
closed to new investment.

Minimum Additional
Investment
All Classes: $100
See How to Buy Shares
beginning on page ___ of the
Prospectus

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston,MA 02266-8266 Internet: www.wellsfargo.com/ advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

Key Fund Information

This Prospectus contains information about the Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

  what the Fund is trying to achieve;

  how we intend to invest your money; and

  what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Funds concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

Growth Opportunities Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Wells Capital Management Incorporated
PORTFOLIO MANAGER Jerome "Cam" Philpott, CFA Stuart Roberts
FUND INCEPTION: July 16, 2010 CLASS A Ticker: ESMGX Fund Number: 686

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity securities of small- and medium-capitalization companies.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of small- and medium-capitalization companies that we believe have above-average growth potential. We define small- and medium-capitalization companies as those with market capitalizations, at the time of purchase, within the range of the Russell 2500® Index. The market capitalization range of the Russell 2500 Index® was $13 million to $11 billion, as of December 31, 2009, and is expected to change frequently.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We focus our investment strategy on identifying and investing in rapidly growing small capitalization companies that are in an early or transitional stage of their development and medium-capitalization companies that we believe continue to provide consistent growth potential. We build the Fund's portfolio from the bottom-up selecting companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a given portfolio security to determine when we may potentially sell such security so that we avoid reacting to pressure caused by volatility in the broad small and mid cap market. Such criteria may include a security reaching our target price, (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).

The Fund may hold some of its assets in cash or in money market instruments, including U.S.Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Growth Style Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Small/Mid Cap Core Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Golden Capital Management, LLC
PORTFOLIO MANAGER John R. Campbell, CFA
FUND INCEPTION: July 16, 2010 CLASS A Ticker: ECOAX Fund Number: 4315 CLASS C Ticker: ECOCX Fund Number: 4520

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities or small to medium-capitalization companies.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small to medium-capitalization companies. We invest principally in equity securities of small to medium-sized capitalization companies and seek to maintain a dollar-weighted average market capitalization that falls within the range of the Russell 2500® Index. The market capitalization range of the Russell 2500® Index was $13 million to $11 billion, as of December 31, 2009, and is expected to change frequently.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may actively trade portfolio securities.

Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of small- to medium-capitalization companies that we believe exhibit the likelihood to meet or exceed future earnings expectations. We use proprietary valuation, earnings surprise and trading momentum models to rank securities in terms of their valuation, potential for delivering future earnings in excess of current analyst expectations and overall attractiveness. The sell discipline is based on declining earnings expectations or significantly overvalued stock price. Stocks that fall below minimum threshold rankings in either the valuation or earnings models are candidates for sale. Upon the sale of any security, the proceeds are generally fully reinvested in the most attractive security within the universe that also contributes to the portfolio's diversification and risk controls.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Derivatives Risk Growth Style Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Smaller Company Securities Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Special Small Cap Value Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Wells Capital Management Incorporated
PORTFOLIO MANAGER James M. Tringas, CFA
FUND INCEPTION: July 16, 2010 CLASS A Ticker: ESPAX Fund Number: 637 CLASS B Ticker: ESPBX Fund Number: 837 CLASS C Ticker: ESPCX Fund Number: 4511

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which are defined as companies whose market capitalizations fall within the range tracked by the Russell 2000® Index. As of December 31, 2009, the Russell 2000® Index had a market capitalization range of approximately $13 million to $5 billion. In addition, the Fund will seek to maintain a dollar-weighted average market capitalization that falls within the range of the Russell 2000® Index.

We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We look for significantly undervalued companies that we believe have the potential for above-average appreciation with below-average risk. Rigorous fundamental research drives our search for undervalued, high quality companies; which we define as industry leaders with strong balance sheets and superior cash flows. We utilize quantitative screens to narrow the investment universe by assessing companies' financial statement strength and looking for high cash flows and low financial leverage. Through detailed qualitative research we then identify stocks valued below their estimated intrinsic value with hidden opportunities for above-average appreciation. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock's price nears its intrinsic value appreciation target, the macro environment becomes unfavorable, short-term downside risks increase, the company's fundamentals have deteriorated or we identify a more attractive investment opportunity.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Derivatives Risk Issuer Risk Liquidity Risk Management Risk	Market Risk Regulatory Risk Smaller Company Securities Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Traditional Small Cap Growth Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Wells Capital Management Incorporated
PORTFOLIO MANAGER Edward Rick, CFA Linda Freeman, CFA Jeffrey S. Drummond, CFA Jeffrey Harrison, CFA Paul Carder, CFA
FUND INCEPTION: July 16, 2010 CLASS A Ticker: EGWAX Fund Number: 4308

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which are defined as companies with market capitalizations, at the time of purchase, within the range of the Russell 2000® Index. The market capitalization range of the Russell 2000® Index was $13 million to $5 billion, as of December 31, 2009, and is expected to change frequently.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or enhance return. We may actively trade portfolio securities.

We seek to identify companies in the early stage of a multi-year growth cycle whose growth is not fully recognized by the market. We follow a three step process that begins by identifying a thesis for a multi-year growth cycle for each company. Next, we uncover the primary catalysts that will lead to growth that is in excess of current market expectations. Lastly, we look for attractive valuations that are not fully reflected in the company's underlying growth potential. The portfolio is constructed with two types of holdings: core and emerging opportunities holdings. Core holdings represent our highest conviction ideas relative to our long-term thesis while emerging opportunities have met our quantitative and qualitative criteria and have the potential to become core positions. We follow a strict sell discipline and we may remove a stock from the portfolio if our thesis or valuation analysis is fully reflected in the current stock price, we recognize a thesis failure or change in expected catalysts, or if an alternative stock with superior attributes has been identified.

The Fund may hold some of its assets in cash or in money market instruments, including U.S.Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Derivatives Risk Growth Style Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Active Trading Risk
Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Counter-Party Risk
 When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Derivatives Risk
 The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Growth Style Investment Risk
 Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

Issuer Risk
 The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Leverage Risk
 Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk
A security may not be sold at the time desired or without adversely affecting the price.

Management Risk
 We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets. The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

Regulatory Risk
 Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk
Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Value Style Investment Risk
Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

The Investment Adviser

Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds's [annual] [semi-annual] report for the fiscal period ended ________.

The Growth Opportunities Fund will pay Funds Management an annual contractual advisory fee of 0.750% of the first $500 million of the Fund's average daily net assets, 0.700% of the next $500 million of the Fund's average daily net assets, 0.650% of the next $1 billion of the Fund's average daily net assets, 0.625% of the next $2 billion of the Fund's average daily net assets and 0.60% of the Fund's average daily net assets over $4 billion.

The Small/Mid Cap Core Fund will pay Funds Management an annual contractual advisory fee of 0.750% of the first $500 million of the Fund's average daily net assets, 0.700% of the next $500 million of the Fund's average daily net assets, 0.650% of the next $1 billion of the Fund's average daily net assets, 0.625% of the next $2 billion of the Fund's average daily net assets and 0.60% of the Fund's average daily net assets over $4 billion.

The Special Small Cap Value Fund will pay Funds Management an annual contractual advisory fee of 0.800% of the first $500 million of the Fund's average daily net assets, 0.775% of the next $500 million of the Fund's average daily net assets, 0.750% of the next $1 billion of the Fund's average daily net assets, 0.725% of the next $1 billion of the Fund's average daily net assets and 0.700% of the Fund's average daily net assets over $3 billion.

The Traditional Small Cap Growth Fund will pay Funds Management an annual contractual advisory fee of 0.800% of the first $500 million of the Fund's average daily net assets, 0.775% of the next $500 million of the Fund's average daily net assets, 0.750% of the next $1 billion of the Fund's average daily net assets, 0.725% of the next $1 billion of the Fund's average daily net assets and 0.700% of the Fund's average daily net assets over $3 billion.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator, principal underwriter, and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Small/Mid Cap Value Fund, Special Small Cap Value Fund and Traditional Small Cap Growth Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of these Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Jerome "Cam" Philpott, CFA Growth Opportunities Fund

Mr. Philpott is responsible for managing the Growth Opportunities Fund which he has managed since 2010. He joined Wells Capital Management in 2003 as a portfolio manager. Prior to joining Wells Capital, Mr. Philpott was a portfolio manager with Montgomery Asset Management ("Montgomery"), which he joined in 1991 as an analyst for the Small Cap Equity team. Prior to joining Montgomery, Mr. Philpott served as a securities analyst with Boettcher Company and a general securities analyst at Berger Associates, Inc., an investment management firm. Mr. Philpott earned his M.B.A. degree from the Darden School at the University of Virginia and his B.A. degree in Economics from Washington and Lee University.

Stuart Roberts Growth Opportunities Fund

Mr. Roberts is responsible for managing the Growth Opportunities Fund which he has managed since 2010. He joined Wells Capital in 2003 as a portfolio manager. Prior to joining Wells Capital, Mr. Roberts was a senior portfolio manager with Montgomery for the Small Cap Growth Fund since its inception in 1990. Prior to joining Montgomery, Mr. Roberts was vice president and portfolio manager at Founders Asset Management, where he was responsible for three separate growth-oriented small-cap mutual funds. He earned his M.B.A. degree from the University of Colorado and a B.A. degree in Economics from Bowdoin College.

James M. Tringas, CFA, CPA Special Small Cap Value Fund

Mr. Tringas is Managing Director and Senior Portfolio Manager with the Small Cap Value team of Wells Capital Management's Equity Management group. He has been with Wells Capital Management or one of its predecessor firms since 1994. This experience includes serving as a Portfolio Manager with Wachovia Asset Management group (1994-2001). Previously, he served as a Senior Consultant in the Personal Financial Group of Ernst Young (1990-1994). Mr. Tringas has been working in the investment management field since 1994. He received both a BS (1988) and a MS (1990) in accounting from the University of Florida. He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute. He is also a Certified Public Accountant; he received his CPA license from the State of Florida in 1991. He is a member of the Boston Society of Financial Analysts and the AICPA.

Paul Carder, CFA Traditional Small Cap Growth Fund

Mr. Carder is a Director and Portfolio Manager with the Small Cap Growth Equity team of Wells Capital's Equity Management group. His responsibilities include analysis and portfolio management of the industrial, materials, capital goods, energy, and transportation stocks. Mr. Carder has been with Wells Capital or one of its predecessor's since 2004. This experience includes serving as an Analyst for the Small Cap Growth team (2004-2006). Previously, he served as an Associate Equity Research Analyst for Wachovia Securities (2000-2004). Mr. Carder has been in the investment management field since 2000. He received a BS from Virginia Tech (1990) and a MBA in finance from Texas A&M (1996). Mr. Carder has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of CFA Virginia.

Jeffrey Drummond, CFA Traditional Small Cap Growth Fund

Mr. Drummond is a Managing Director and Senior Portfolio Manager with the Small Cap Growth Equity team of Wells Capital's Equity Management group. His responsibilities include focusing primarily on the technology sector of the market. Mr. Drummond has been with Wells Capital or one of its predecessor firms since 1988. This experience includes serving in the investment strategy department at Wheat First Butcher Singer (1988-1993). Mr. Drummond has been working in the investment management field since 1988. He received a BS in finance from the University of Richmond (1988). Mr. Drummond has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of CFA Virginia and the CFA Institute.

Linda Z. Freeman, CFA Traditional Small Cap Growth Fund

Ms. Freeman is a Managing Director and Senior Portfolio Manager with the Small Cap Growth Equity team of Wells Capital's Equity Management group. Her responsibilities include primarily the health care and consumer sectors of the market. Ms. Freeman has been with Wells Capital or one of its predecessor firms since 1991. Previously, she served as Vice President and Portfolio Manager of Federated Investment Counseling and Federated Research Corporation in Pittsburgh (1984-1991). Additionally, she served as an Analyst at Virginia National Bank (1981-1984) and at Investment Corporation of Virginia (1979-1981). Ms. Freeman has been working in the investment management field since 1979. She received a BA from Randolph Macon Woman's College (1979) and a MBA from the University of Pittsburgh (1987). Ms. Freeman has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and she is a member of CFA Virginia, the CFA Institute, and a former officer of the Pittsburgh Society of Financial Analysts.

Jeffrey Harrison, CFA Traditional Small Cap Growth Fund

Mr. Harrison is a Director and Portfolio Manager with Wells Capital's Small Cap Growth team. His research responsibilities include the telecommunication, information technology, media and finance sectors. Mr. Harrison has been with Wells Capital or one of its predecessor firms since 1997. Previously, he served as an Analyst at Fidelity Investments (1994-1997). Mr. Harrison has been working in the investment management field since 1994. He received a BA in economics from Hampden-Sydney College (1992) and a MBA from The College of William and Mary (1998). Jeffrey has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the CFA Institute.

Edward Rick, CFA Traditional Small Cap Growth Fund

Mr. Rick is a Director and Portfolio Manager with Wells Capital's Small Cap Growth team. His responsibilities include the health care technology and biotechnology industries. Mr. Rick has been with Wells Capital or one of its predecessor firms since 1994. Mr. Rick has been working in the investment management field since 1994. He received a BS in business administration from the University of Richmond (1994). Mr. Rick has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute.

Golden Capital Management, LLC ("Golden Capital") is the sub-adviser to the Small/Mid Cap Core Fund. Golden Capital (originally Golden Capital Management, a division of Smith Asset Management Group) was founded in 1999 by Greg W. Golden, currently President, CEO and member of the investment team, and Jeffrey Moser, currently Chief Operating Officer and member of the investment team. Golden Capital is located at 5 Resource Square, Suite 150, 10715 David Taylor Drive, Charlotte, North Carolina 28262. Alternative Strategies, Inc., a wholly owned subsidiary of Wells Fargo, owns a 45% minority stake interest in Golden Capital.

John R. Campbell, CFA Small/Mid Cap Core Fund

Mr. Campbell is the lead portfolio manager for Golden Capital's All Cap Core, Mid Cap Core, and SMID Cap Core strategies, and is responsible for managing the Small/Mid Cap Core Fund which he has managed since 2010. He joined the firm in March 2006 with over 12 years of experience in the investment industry. Prior to joining Golden Capital, Mr. Campbell served as Vice President-Investment Management at Placemark Investments where he was instrumental in the development, testing, and implementation of a quantitative investment process to deliver customized and tax-efficient managed account solutions and served as the lead portfolio manager. Mr. Campbell earned a BS in nuclear engineering from Texas A&M University and an MBA from Southern Methodist University where he graduated with honors. He also holds the Chartered Financial Analyst designation and is a member of the CFA Institute.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Funds. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

A Choice of Share Classes

After choosing a Fund, your next most important choice will be which share class to buy. The table below summarizes the features of the classes of shares available through this Prospectus. Not all Funds offer all three share classes. The Funds no longer offer Class B shares, except in connection with the reinvestment of any distributions and exchanges of Class B shares for Class B shares of other Wells Fargo Advantage Funds permitted by our exchange policy (see "How to Exchange Shares" later in this Prospectus). Specific Fund charges may vary, so you should review each Fund's fee table as well as the sales charge schedules that follow. Finally, you should review the "Reductions and Waivers of Sales Charges" section of the Prospectus before making your decision as to which share class to buy.

	Class A	Class B1	Class C
Initial Sales Charge	5.75%	None. Your entire investment goes to work immediately.	None. Your entire investment goes to work immediately.
Contingent deferred sales charge (CDSC)	None (except that a charge of 1% applies to certain redemptions made within eighteen months, following purchases of $1 million or more without an initial sales charge).	5% and declines until it reaches 0% at the beginning of the 7th year.	1% if shares are sold within one year after purchase.
Ongoing distribution (12b-1) fees	None.	0.75%	0.75%
Purchase maximum	None.Volume reductions given upon providing adequate proof of eligibility.	$100,000	$1,000,000
Annual Expenses	Lower ongoing expenses than Classes B and C.	Higher ongoing expenses than Class A because of higher 12b-1 fees.	Higher ongoing expenses than Class A because of higher 12b-1 fees.
Conversion feature	Not applicable.	Yes. Converts to Class A shares after a certain number of years depending on the Fund, so annual expenses decrease.	No. Does not convert to Class A shares, so annual expenses do not decrease.

1

Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges and in connection with the closing of a reorganization. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B share attributes, including associated CDSC schedules, conversion features, any applicable CDSC waivers, and distribution plan and shareholder services plan fees,will continue in effect.

Information regarding the Funds' sales charges, breakpoints, and waivers is available free of charge on our Web site at www.wellsfargo.com/advantagefunds. You may wish to discuss this choice with your financial consultant.

Class A Shares Sales Charge Schedule

If you choose to buy Class A shares, you will pay the public offering price (POP) which is the net asset value (NAV) plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.

Class A Shares Sales Charge Schedule
Amount of Purchase	Front-end Sales Charge As % of Public Offering Price	Front-end Sales Charge As % of Net Amount Invested
Less than $50,000	5.75%	6.10%
$50,000 - $99,999	4.75%	4.99%
$100,000 - $249,999	3.75%	3.90%
$250,000 - $499,999	2.75%	2.83%
$500,000 - $999,999	2.00%	2.04%
$1,000,000 and over[1]	0.00%	0.00%

1

We will assess a 1.00% CDSC on Class A share purchases of $1,000,000 or more if they are redeemed within eighteen months from the date of purchase, unless the dealer of record waived its commission.Certain exceptions apply (see "CDSC Waivers"). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

Class B Shares CDSC Schedules

Class B shares are closed to new investors and additional investments from existing shareholders, except that existing shareholders of Class B shares may reinvest any distributions into Class B shares and exchange their Class B shares for Class B shares of other Wells Fargo Advantage Funds (as permitted by our exchange policy) and except specified persons may acquire Class B shares of a Fund in connection with the closing of a reorganization. No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a distribution reinvestment or permitted exchange or in connection with the closing of a reorganization. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B shares attributes, including associated CDSC schedules, conversion features, any applicable CDSC waivers, and distribution plan and shareholder services plan fees, will continue in effect. Existing shareholders of Class B shares who redeem their shares within six years of the purchase date may pay a CDSC based on how long such shareholders have held their shares. Certain exceptions apply (see "CDSC Waivers"). The CDSC schedules are as follows:

Class B Shares CDSC Schedule for the Funds
Redemption Within	1 Year	2 Years	3 Years	4 Years	5 Years	6 Years	7 Years	8 Years
CDSC	5.00%	4.00%	3.00%	3.00%	2.00%	1.00%	0.00%	A shares

To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

If you exchange Class B shares received in a reorganization for Class B shares of another Fund, you will retain the CDSC schedules of your exchanged shares. Additional shares purchased will age at the currently effective higher CDSC schedule first shown above.

Class B shares received in the reorganization of the Strong Funds in exchange for Strong Fund shares purchased prior to April 11, 2005, are subject to the following CDSC schedule on the exchanged shares, and such shares convert to Class A shares automatically after eight years:

Class B Shares CDSC Schedule (for all prior Strong Funds) (for shares received in exchange for Strong Fund shares purchased prior to April 11, 2005)
Redemption Within	1 Year	2 Years	3 Years	4 Years	5 Years	6 Years	7 Years	8 Years	9 Years
CDSC	5.00%	4.00%	4.00%	3.00%	2.00%	1.00%	0.00%	0.00%	A shares

Class C Shares Sales Charges

If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. At the time of purchase, the Fund's distributor pays sales commissions of up to 1.00% of the purchase price to selling agents and up to 1.00% annually thereafter. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to pay higher ongoing expenses.

Reductions and Waivers of Sales Charges

Generally, we offer more sales charge reductions or waivers for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions or waivers when you are deciding which share class to buy. Consult the Statement of Additional Information for further details regarding reductions and waivers of sales charges.

Class A Shares Sales Charge Reductions and Waivers
 You can pay a lower or no sales charge for the following types of purchases. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility.

  You pay no sales charges on Fund shares you buy with reinvested distributions.

  You pay a lower sales charge if you are investing an amount over a breakpoint level. See"Class A Shares Sales Charge Schedule"above.

  You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 120 days of the date of the redemption. (Please note, you will still be charged any applicable CDSC on Class B shares you redeem.)

  By signing a Letter of Intent (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. Reinvested dividends and capital gains do not count as purchases made during this period.We will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

  Rights of Accumulation (ROA) allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A orWealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

How a Letter of Intent Can Save You Money!
If you plan to invest, for example, $100,000 in a Wells Fargo Advantage Fund in installments over the next year, by signing a letter of intent you would pay only 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $49,999, then 4.75% on the next $50,000!

Accounts That Can Be Aggregated
 You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust account over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
Retirement Plans
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement		X
SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts[1]	X
401(k) Plan accounts		X
Other Accounts
529 Plan accounts[2]		X
Accounts held through other brokerage firms		X

1	Effective January 1, 2009, Wells Fargo Advantage Funds will no longer offer new or accept purchases in existing 403(b) accounts utilizing the Wells Fargo Advantage Funds prototype agreement.
2

These accounts may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.

Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21. Class A shares purchased at NAV will not be aggregated with other Fund shares for purposes of receiving a volume discount.

Class A Shares Sales Charge Waivers for Certain Parties
We reserve the right to enter into agreements that reduce or waive sales charges for groups or classes of shareholders. If you own Fund shares as part of another account or package such as an IRA or a sweep account, you should read the materials for that account. Those terms may supercede the terms and conditions discussed here. If you fall into any of the following categories, you can buy Class A shares at NAV:

  Current and retired employees, directors/trustees and officers of: 1) Wells Fargo Advantage Funds (including any predecessor funds); 2) Wells Fargo & Company and its affiliates; and 3) family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

  Current employees of: 1) the Fund's transfer agent; 2) broker-dealers who act as selling agents; 3) family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above; and 4) each Fund's sub-adviser, but only for the Fund(s) for which such sub-adviser provides investment advisory services.

  Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund's distributor that allows for load-waived Class A purchases.

  Investment companies exchanging shares or selling assets pursuant to a reorganization, merger, acquisition, or exchange offer to which the Fund is a party.

  Section 529 college savings plan accounts.

  Insurance company separate accounts.

  Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM), subject to review and approval by Funds Management.

  Investors who held Advisor Class shares of a Wells Fargo Advantage Fund at the close of business on June 20, 2008 (the "Eligibility Time"), so long as the following conditions are met: 1) any purchases at NAV are limited to Class A shares of the same Fund in which the investor held Advisor Class shares at the Eligibility Time; 2) share purchases are made in the same account through which the investor held Advisor Class shares at the Eligibility Time; 3) the owner of the account remains the same as the account owner at the Eligibility Time; and 4) following the Eligibility Time, the account maintains a positive account balance at some time during a period of at least six months in length.

Investors who held Advisor Class shares at the Eligibility Time are also eligible to exchange their Class A shares for Class A shares of another Wells Fargo Advantage Fund without imposition of any Class A sales charges and would be eligible to make additional purchases of Class A shares of such other Fund at NAV in the account holding the shares received in exchange.

The eligibility of such investors that hold Fund shares through an account maintained by a financial institution is also subject to the following additional limitation. In the event that such an investor's relationship with and/or the services such investor receives from the financial institution subsequently changes, such investor shall thereafter no longer be eligible to purchase Class A shares at NAV. Please consult with your financial representative for further details.

  Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

  Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment "wrap accounts"or through an omnibus account maintained with a Fund by a broker-dealer.

CDSC Waivers

  You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

  We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 70½ according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

  We waive the CDSC for redemptions made in the event of the last surviving shareholder's death or for a disability suffered after purchasing shares. ("Disabled" is defined in Internal Revenue Code Section 72(m)(7).)

  We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or effect a Fund liquidation.

  We waive the Class C shares CDSC if the dealer of record waived its commission.

  We waive the Class C shares CDSC where a Fund did not pay a sales commission at the time of purchase.

We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supercede the terms and conditions discussed here. Contact your selling agent for further information.

Compensation to Dealers and Shareholders Servicing Agents

Distribution Plan
 Each Fund has adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act for the Class B and Class C shares. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services or other activities including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. Fees paid under the 12b-1 Plan by Class B shares that are closed to new investors and additional investments (except in connection with reinvestment of any distributions and permitted exchanges) primarily cover past sales and distribution services, as well as ongoing services to shareholders. The fees paid under this 12b-1 Plan are as follows:

Fund	Class B	Class C
Small\Mid Cap Core Fund	N/A	0.75%
Special Small Cap Value Fund	0.75%	0.75%

These fees are paid out of each Fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Shareholder Servicing Plan
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn,may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmationsof transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above.The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

Pricing of Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET).To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if,among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security.We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

How to Open an Account

You can open a Wells Fargo Advantage Funds account through any of the following means:

  directly with the Fund. Complete a Wells Fargo Advantage Funds application, which youmay obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

  through a brokerage account with an approved selling agent; or

  through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

How to Buy Shares

This section explains how you can buy shares directly from Wells Fargo Advantage Funds. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts IRAs, IRA rollovers, Roth IRAs UGMA/UTMA accounts Employer Sponsored Retirement Plans	$1,000 $250 $50 no minimum	$100 $100 $50 no minimum
Buying Shares	Opening an Account	Adding to an Account
By Internet

A new account may not be opened by
Internet unless you have another Wells
Fargo Advantage Fund account with your
bank information on file. If you do not
currently have an account, refer to the
section on buying shares by mail or wire.

  To buy additional shares or buy shares of a new Fund, visit www.wellsfargo.com/ advantagefunds.

  Subsequent online purchases have a minimum of $100 and a maximum of $100,000.You may be eligible for an exception to this maximum.Please call Investor Services at 1-800-222-8222 for more information.

By Mail

  Complete and sign your account application.

  Mail the application with your check made payable to the Fund to Investor Services at:

Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston,MA 02266-8266

Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton,MA 02021-2809

  Enclose a voided check (for checking accounts) or a deposit slip (savings accounts). Alternatively, include a note with your name, the Fund name, and your account number.

  Mail the deposit slip or note with your check made payable to the Fund to the address on the left.

By Telephone

A new account may not be opened by
telephone unless you have another Wells
Fargo Advantage Fund account with your
bank information on file. If you do not
currently have an account, refer to the
section on buying shares by mail
or wire.

To buy additional shares or to buy shares of a new Fund call: Investor Services at 1-800-222-8222 or 1-800-368-7550 for the automated phone system.
By Wire

  Complete, sign and mail your account application (refer to the section on buying shares by mail)

  Provide the following instructions to your financial institution:

State Street Bank & Trust
Boston, MA
Bank Routing Number:ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Advantage Funds
                  (Name of Fund, Account
                  Number and any applicable
                  share class)
                  Account Name: Provide your
                  name as registered on the
                  Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

General Notes for Buying Shares

  Proper Form. If the transfer agent receives your application in proper order before the close of the NYSE, your transactions will be priced at that day's NAV. If your application is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request.You are eligible to earn distributions beginning on the business day after the transfer agent receives your application in proper form.

  U.S. Dollars Only. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.

  Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.

  No Fund Named. When all or a portion of a payment is received for investment without a clear Fund designation,we may direct the undesignated portion or the entire amount, as applicable, into theWells Fargo Advantage Money Market Fund.We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

  Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

  Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $50 if you sign up for at least a $50 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart,we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan.We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

How to Sell Shares

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

Selling Shares	To Sell Some or All of Your Shares
By Telephone/ Electronic Funds Transfer (EFT)

  To speak with an investor services representative call 1-800-222-8222 or use the automated phone system 1-800-368-7550.

  Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

  Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

  Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire	To arrange for a Federal Funds wire, call 1-800-222-8222. Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

General Notes For Selling Shares

  Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.

  CDSC Fees. Your redemption proceeds are net of any applicable CDSC fees.

  Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check,by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds.Although generally we pay redemption requests in cash,we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder.The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

  Telephone/Internet Redemptions. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example,we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet.We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine.Your call may be recorded.

  Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

  Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan.There may be special requirements that supercede the directions in this Prospectus.

  Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party.You can get a Medallion guarantee at a financial institution such as a bank or brokerage house.We do not accept notarized signatures.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

  In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts), with the following exceptions: 1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any money market fund; and 2) Class C shares of non-money market funds may be exchanged for Class A shares of the Wells Fargo Advantage Money Market Fund. Such exchanged shares may only be re-exchanged for Class C shares of non-money market funds. Effective July 1, 2010, Class C shares of non-money market funds may be exchanged for Class C shares of the Wells Fargo Advantage Money Market Fund and Class C shares of non-money market funds may no longer be exchanged for Class A shares of a Wells Fargo Advantage Money Market Fund.

  An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

  You should carefully read the prospectus for theWells Fargo Advantage Fund into which you wish to exchange.

  Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

  If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

  Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

  Class B and Class C share exchanges will not trigger the CDSC.The new shares will continue to age according to their original schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.
The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide,among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be"blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption.This policy does not apply to:

  Money market funds;

  Ultra-short funds;

  Purchases of shares through dividend reinvestments;

  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

  Rebalancing transactions within certain asset allocation or"wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

  Transactions initiated by a registered"fund of funds"or Section 529 Plan into an underlying fund investment;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are part of an exchange transaction).

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.
A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.
Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plans and registered funds of funds.

Account Policies

Automatic Plans
 These plans help you conveniently purchase and/or redeem shares each month.Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date,we will process the transaction on or about the 25th day of the month.Call Investor Services at 1-800-222-8222 for more information.

  Automatic Investment Plan —With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

  Automatic Exchange Plan —With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the"How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100.This feature may not be available for certain types of accounts.

    must have a Fund account valued at $10,000 or more;

    must request a minimum redemption of $100;

    must have your distributions reinvested; and

    may not simultaneously participate in the Automatic Investment Plan.

  Payroll Direct Deposit —With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan.We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

  Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly.Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Funds' Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Funds' Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Funds generally make distributions of any net investment income and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

  Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

  Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

  Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

  Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning.You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced,maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Additional Performance Information

This section contains additional information regarding performance of a Fund. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries.

Index Descriptions
 The Funds have not yet commenced operations and so do not yet have performance history. Once it does, each Fund will compare its returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

Russell 2000® Index	The Russell 2000® Index measures the performance of the large-cap segment of the U.S. equity universe.
Russell 2000® Value Index	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000® Growth Index	The Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2500(TM) Index

The Russell 2500(TM) Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, which represents approximately 16% of the total market capitalization of the Russell 3000® Index.

Russell 2500(TM) Growth Index	The Russell 2500(TM) Growth Index measures the performance of those Russell 2500(TM) companies with higher price-to-book ratios and higher forecasted growth values.

FOR MORE INFORMATION
More information on a Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. The Report of Independent Registered Public Accounting Firm and each Fund's audited financial statements included in each Fund's most recent audited annual report are incorporated by reference into this Prospectus.

To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us:
By telephone: Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778
By e-mail: wfaf@wellsfargo.com
By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
On the Internet: www.wellsfargo.com/advantagefunds
From the SEC: Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100"F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

_______ / P______ 07-10
ICA Reg. No. 811-09253

© 2010 Wells Fargo Funds Management, LLC. All rights reserved.

WellsFargo
Advantage Funds® - Small Mid Cap Funds
Prospectus July 19, 2010
Growth Opportunities Fund - ESMIX Traditional Small Cap Growth Fund - EGRYX Institutional Class

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

Wells Fargo Advantage Funds - Small Mid Cap Funds

Growth Opportunities Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of small- and medium-capitalization companies that we believe have above-average growth potential. We define small- and medium-capitalization companies as those with market capitalizations, at the time of purchase, within the range of the Russell 2500® Index. The market capitalization range of the Russell 2500 Index® was $13 million to $11 billion, as of December 31, 2009, and is expected to change frequently.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Advisor
Wells Fargo Funds Management, LLC
Investment Sub-adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	Jerome "Cam" Philpott, CFA, Portfolio Manager/2010 Stuart Roberts, Portfolio Manager/2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page __ of the Prospectus.

Traditional Small Cap Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio).A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which are defined as companies with market capitalizations, at the time of purchase, within the range of the Russell 2000® Index. The market capitalization range of the Russell 2000® Index was $13 million to $5 billion, as of December 31, 2009, and is expected to change frequently.

Principal Investment Risks

Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Advisor
Wells Fargo Funds Management, LLC
Investment Sub-adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	Edward Rick, Portfolio Manager/2010 Linda Freeman, Portfolio Manager/2010 Jeffrey S. Drummond, Portfolio Manager/2010 Jeffrey Harrison, Portfolio Manager/2010 Paul Carder, Portfolio Manager/2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page __ of the Prospectus.

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Opening an Account
Institutions which currently have another account with
Wells Fargo Advantage Funds may open an account by
phone or internet. If the institution does not have an
account, contact your investment representative.

For More Information
See How to Buy Shares beginning on page XX of the
Prospectus

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston,MA 02266-8266 Internet: www.wellsfargo.com/ advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

Key Fund Information

This Prospectus contains information about the Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

  what the Fund is trying to achieve;

  how we intend to invest your money; and

  what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Funds concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

Growth Opportunities Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Wells Capital Management Incorporated
PORTFOLIO MANAGER Jerome "Cam" Philpott, CFA Stuart Roberts
FUND INCEPTION: July 16, 2010 INSTITUTIONAL CLASS Ticker: ESMIX Fund Number: 4104

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity securities of small- and medium-capitalization companies.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of small- and medium-capitalization companies that we believe have above-average growth potential. We define small- and medium-capitalization companies as those with market capitalizations, at the time of purchase, within the range of the Russell 2500® Index. The market capitalization range of the Russell 2500 Index® was $13 million to $11 billion, as of December 31, 2009, and is expected to change frequently.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We focus our investment strategy on identifying and investing in rapidly growing small capitalization companies that are in an early or transitional stage of their development and medium-capitalization companies that we believe continue to provide consistent growth potential. We build the Fund's portfolio from the bottom-up selecting companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a given portfolio security to determine when we may potentially sell such security so that we avoid reacting to pressure caused by volatility in the broad small and mid cap market. Such criteria may include a security reaching our target price, (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).

The Fund may hold some of its assets in cash or in money market instruments, including U.S.Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Growth Style Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Traditional Small Cap Growth Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Wells Capital Management Incorporated
PORTFOLIO MANAGERS Edward Rick, CFA Linda Freeman, CFA Jeffrey S. Drummond, CFA Jeffrey Harrison, CFA Paul Carder, CFA
FUND INCEPTION: July 16, 2010 INSTITUTIONAL CLASS Ticker: EGRYX Fund Number: 4115

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which are defined as companies with market capitalizations, at the time of purchase, within the range of the Russell 2000® Index. The market capitalization range of the Russell 2000® Index was $13 million to $5 billion, as of December 31, 2009, and is expected to change frequently.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or enhance return. We may actively trade portfolio securities.

We seek to identify companies in the early stage of a multi-year growth cycle whose growth is not fully recognized by the market. We follow a three step process that begins by identifying a thesis for a multi-year growth cycle for each company. Next, we uncover the primary catalysts that will lead to growth that is in excess of current market expectations. Lastly, we look for attractive valuations that are not fully reflected in the company's underlying growth potential. The portfolio is constructed with two types of holdings: core and emerging opportunities holdings. Core holdings represent our highest conviction ideas relative to our long-term thesis while emerging opportunities have met our quantitative and qualitative criteria and have the potential to become core positions. We follow a strict sell discipline and we may remove a stock from the portfolio if our thesis or valuation analysis is fully reflected in the current stock price, we recognize a thesis failure or change in expected catalysts, or if an alternative stock with superior attributes has been identified.

The Fund may hold some of its assets in cash or in money market instruments, including U.S.Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Derivatives Risk Growth Style Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Active Trading Risk
Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Convertible Securities Risk
 Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid only after holders of any senior debt obligations.

Counter-Party Risk
 When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Derivatives Risk
 The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Growth Style Investment Risk
 Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

Issuer Risk
 The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Leverage Risk
 Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk
A security may not be sold at the time desired or without adversely affecting the price.

Management Risk
 We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets. The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

Regulatory Risk
 Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk
Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

The Investment Adviser

Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds's [annual] [semi-annual] report for the fiscal period ended ________.

The Growth Opportunities Fund will pay Funds Management an annual contractual advisory fee of 0.750% of the first $500 million of the Fund's average daily net assets, 0.700% of the next $500 million of the Fund's average daily net assets, 0.650% of the next $1 billion of the Fund's average daily net assets, 0.625% of the next $2 billion of the Fund's average daily net assets and 0.60% of the Fund's average daily net assets over $4 billion.

The Traditional Small Cap Growth Fund will pay Funds Management an annual contractual advisory fee of 0.800% of the first $500 million of the Fund's average daily net assets, 0.775% of the next $500 million of the Fund's average daily net assets, 0.750% of the next $1 billion of the Fund's average daily net assets, 0.725% of the next $1 billion of the Fund's average daily net assets and 0.700% of the Fund's average daily net assets over $3 billion.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator, principal underwriter, and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Wells Capital Management Incorporated ("Wells Capital"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, located at 525 Market Street, San Francisco, California 94105, is the sub-adviser for the Funds. Wells Capital is responsible for the day-to-day investment management activities of the Funds. Wells Capital is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Jerome "Cam" Philpott, CFA Growth Opportunities Fund

Mr. Philpott is responsible for managing the Growth Opportunities Fund which he has managed since 2010. He joined Wells Capital Management in 2003 as a portfolio manager. Prior to joining Wells Capital, Mr. Philpott was a portfolio manager with Montgomery Asset Management ("Montgomery"), which he joined in 1991 as an analyst for the Small Cap Equity team. Prior to joining Montgomery, Mr. Philpott served as a securities analyst with Boettcher Company and a general securities analyst at Berger Associates, Inc., an investment management firm. Mr. Philpott earned his M.B.A. degree from the Darden School at the University of Virginia and his B.A. degree in Economics from Washington and Lee University.

Stuart Roberts Growth Opportunities Fund

Mr. Roberts is responsible for managing the Growth Opportunities Fund which he has managed since 2010. He joined Wells Capital in 2003 as a portfolio manager. Prior to joining Wells Capital, Mr. Roberts was a senior portfolio manager with Montgomery for the Small Cap Growth Fund since its inception in 1990. Prior to joining Montgomery, Mr. Roberts was vice president and portfolio manager at Founders Asset Management, where he was responsible for three separate growth-oriented small-cap mutual funds. He earned his M.B.A. degree from the University of Colorado and a B.A. degree in Economics from Bowdoin College.

Paul Carder, CFA Traditional Small Cap Growth Fund

Mr. Carder is a Director and Portfolio Manager with the Small Cap Growth Equity team of Wells Capital's Equity Management group. His responsibilities include analysis and portfolio management of the industrial, materials, capital goods, energy, and transportation stocks. Mr. Carder has been with Wells Capital or one of its predecessor's since 2004. This experience includes serving as an Analyst for the Small Cap Growth team (2004-2006). Previously, he served as an Associate Equity Research Analyst for Wachovia Securities (2000-2004). Mr. Carder has been in the investment management field since 2000. He received a BS from Virginia Tech (1990) and a MBA in finance from Texas A&M (1996). Mr. Carder has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of CFA Virginia.

Jeffrey Drummond, CFA Traditional Small Cap Growth Fund

Mr. Drummond is a Managing Director and Senior Portfolio Manager with the Small Cap Growth Equity team of Wells Capital's Equity Management group. His responsibilities include focusing primarily on the technology sector of the market. Mr. Drummond has been with Wells Capital or one of its predecessor firms since 1988. This experience includes serving in the investment strategy department at Wheat First Butcher Singer (1988-1993). Mr. Drummond has been working in the investment management field since 1988. He received a BS in finance from the University of Richmond (1988). Mr. Drummond has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of CFA Virginia and the CFA Institute.

Linda Z. Freeman, CFA Traditional Small Cap Growth Fund

Ms. Freeman is a Managing Director and Senior Portfolio Manager with the Small Cap Growth Equity team of Wells Capital's Equity Management group. Her responsibilities include primarily the health care and consumer sectors of the market. Ms. Freeman has been with Wells Capital or one of its predecessor firms since 1991. Previously, she served as Vice President and Portfolio Manager of Federated Investment Counseling and Federated Research Corporation in Pittsburgh (1984-1991). Additionally, she served as an Analyst at Virginia National Bank (1981-1984) and at Investment Corporation of Virginia (1979-1981). Ms. Freeman has been working in the investment management field since 1979. She received a BA from Randolph Macon Woman's College (1979) and a MBA from the University of Pittsburgh (1987). Ms. Freeman has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and she is a member of CFA Virginia, the CFA Institute, and a former officer of the Pittsburgh Society of Financial Analysts.

Jeffrey Harrison, CFA Traditional Small Cap Growth Fund

Mr. Harrison is a Director and Portfolio Manager with Wells Capital's Small Cap Growth team. His research responsibilities include the telecommunication, information technology, media and finance sectors. Mr. Harrison has been with Wells Capital or one of its predecessor firms since 1997. Previously, he served as an Analyst at Fidelity Investments (1994-1997). Mr. Harrison has been working in the investment management field since 1994. He received a BA in economics from Hampden-Sydney College (1992) and a MBA from The College of William and Mary (1998). Jeffrey has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the CFA Institute.

Edward Rick, CFA Traditional Small Cap Growth Fund

Mr. Rick is a Director and Portfolio Manager with Wells Capital's Small Cap Growth team. His responsibilities include the health care technology and biotechnology industries. Mr. Rick has been with Wells Capital or one of its predecessor firms since 1994. Mr. Rick has been working in the investment management field since 1994. He received a BS in business administration from the University of Richmond (1994). Mr. Rick has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Funds. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

Compensation to Dealers and Shareholders Servicing Agents

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmationsof transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above.The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

Pricing of Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET).To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if,among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security.We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

How to Buy Shares

Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

  Employee benefit plan programs that have at least $100 million in plan assets;

  Broker-dealer managed account or wrap programs that charge an asset-based fee and have program assets of at least $100 million;

  Registered investment adviser mutual fund wrap programs that charge an asset-based fee and have program assets of at least $100 million;

  Internal Revenue Code Section 529 college savings plan accounts;

  Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

  Investment Management and Trust Departments ofWells Fargo purchasing shares on behalf of their clients;

  Institutions who invest a minimum initial amount of $5 million in a Fund; and

  Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

A new account may not be opened by
telephone or internet unless the institution
has anotherWells Fargo Advantage Fund
account. If the institution does not currently
have an account, contact your investment
representative.

To buy additional shares or to buy
shares in a new Fund:

  Call Investor Services at 1-800-222-8222 or

  Call 1-800-368-7550 for the automated phone system or

  visit ourWeb site at www.wellsfargo.com/ advantagefunds

By Wire

  Complete and sign the Institutional Class account application

  Call Investor Services at 1-800-222-8222 for faxing instructions

  Use the following wiring instructions: State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account: 9905-437-1 Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number) Account Name: Provide your name as registered on the Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

Special Considerations When Investing Through Financial Intermediaries:
 If a financial intermediary purchases Institutional Class shares on your behalf, you should understand the following:

  Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

  Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Institutional Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers'beneficial ownership of the shares.

  Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

  Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

  U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

  Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

  Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

How to Sell Shares

Institutional Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

  To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

  Redemptions processed by EFT to a linkedWells Fargo Bank account occur same day forWells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

  Transfers made to aWells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

  Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

  To arrange for a Federal Funds wire, call 1-800-222-8222.

  Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

  Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

General Notes for Selling Shares

  Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

  Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

  Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

  Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

  Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

  In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

  An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

  You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

  Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

  If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

  Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide,among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be"blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption.This policy does not apply to:

  Money market funds;

  Ultra-short funds;

  Purchases of shares through dividend reinvestments;

  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

  Rebalancing transactions within certain asset allocation or"wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

  Transactions initiated by a registered"fund of funds"or Section 529 Plan into an underlying fund investment;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are part of an exchange transaction).

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity.As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plans and registered funds of funds.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

  Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly.Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions.Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Funds' Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Funds'Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity.Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and ourWeb site,we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address.Corporate, trust and other entity accounts require additional documentation.This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV.You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Funds generally make distributions of any net investment income monthly and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning.You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced,maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Additional Performance Information

This section contains additional information regarding performance of a Fund. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries.

Index Descriptions
 The Funds have not yet commenced operations and so do not yet have performance history. Once it does, each Fund will compare its returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

Russell 2000® Growth Index	The Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2500(TM) Growth Index	The Russell 2500(TM) Growth Index measures the performance of those Russell 2500(TM) companies with higher price-to-book ratios and higher forecasted growth values.

FOR MORE INFORMATION
More information on a Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. The Report of Independent Registered Public Accounting Firm and each Fund's audited financial statements included in each Fund's most recent audited annual report are incorporated by reference into this Prospectus.

To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us:
By telephone: Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778
By e-mail: wfaf@wellsfargo.com
By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
On the Internet: www.wellsfargo.com/advantagefunds
From the SEC: Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100"F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

_______ / P______ 07-10
ICA Reg. No. 811-09253

© 2010 Wells Fargo Funds Management, LLC. All rights reserved.

WellsFargo
Advantage Funds® - Small/Mid Cap Funds
Prospectus July 19, 2010
Small/Mid Cap Core Fund - ECOIX Special Small Cap Value Fund - ESPIX Administrator Class

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

Wells Fargo Advantage Funds - Small/Mid Cap Funds

Small/Mid Cap Core Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small to medium-capitalization companies. We invest principally in equity securities of small to medium-sized capitalization companies and seek to maintain a dollar-weighted average market capitalization that falls within the range of the Russell 2500® Index. The market capitalization range of the Russell 2500® Index was $13 million to $11 billion, as of December 31, 2009, and is expected to change frequently.

Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

Principal Investment Risks

Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Advisor
Wells Fargo Funds Management, LLC
Investment Sub-adviser	Portfolio Manager, Title/Managed Since
Golden Capital Management, LLC	John R. Campbell, CFA, Portfolio Manager/2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page __ of the Prospectus.

Special Small Cap Value Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio).A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which are defined as companies whose market capitalizations fall within the range tracked by the Russell 2000® Index. In addition, the Fund will seek to maintain a dollar-weighted average market capitalization that falls within the range of the Russell 2000® Index.

We look for significantly undervalued companies that we believe have the potential for above-average appreciation with below-average risk.

Principal Investment Risks

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Advisor
Wells Fargo Funds Management, LLC
Investment Sub-adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	James M. Tringas, Portfolio Manager/2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page __ of the Prospectus.

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Opening an Account
Institutions which currently have another account with
Wells Fargo Advantage Funds may open an account by
phone or internet. If the institution does not have an
account, contact your investment representative.

For More Information
See How to Buy Shares beginning on page XX of the
Prospectus

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston,MA 02266-8266 Internet: www.wellsfargo.com/ advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

Key Fund Information

This Prospectus contains information about the Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

  what the Fund is trying to achieve;

  how we intend to invest your money; and

  what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Funds concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

Small/Mid Cap Core Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Golden Capital Management, LLC
PORTFOLIO MANAGER John R. Campbell, CFA
FUND INCEPTION: July 16, 2010 ADMINISTRATOR CLASS Ticker: ECOIX Fund Number: 4704

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities or small to medium-capitalization companies.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small to medium-capitalization companies. We invest principally in equity securities of small to medium-sized capitalization companies and seek to maintain a dollar-weighted average market capitalization that falls within the range of the Russell 2500® Index. The market capitalization range of the Russell 2500® Index was $13 million to $11 billion, as of December 31, 2009, and is expected to change frequently.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may actively trade portfolio securities.

Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of small- to medium-capitalization companies that we believe exhibit the likelihood to meet or exceed future earnings expectations. We use proprietary valuation, earnings surprise and trading momentum models to rank securities in terms of their valuation, potential for delivering future earnings in excess of current analyst expectations and overall attractiveness. The sell discipline is based on declining earnings expectations or significantly overvalued stock price. Stocks that fall below minimum threshold rankings in either the valuation or earnings models are candidates for sale. Upon the sale of any security, the proceeds are generally fully reinvested in the most attractive security within the universe that also contributes to the portfolio's diversification and risk controls.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Derivatives Risk Growth Style Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Smaller Company Securities Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Special Small Cap Value Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Wells Capital Management Incorporated
PORTFOLIO MANAGER James M. Tringas, CFA
FUND INCEPTION: July 16, 2010 ADMINISTRATOR CLASS Ticker: ESPIX Fund Number: 737

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which are defined as companies whose market capitalizations fall within the range tracked by the Russell 2000® Index. As of December 31, 2009, the Russell 2000® Index had a market capitalization range of approximately $13 million to $5 billion. In addition, the Fund will seek to maintain a dollar-weighted average market capitalization that falls within the range of the Russell 2000® Index.

We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We look for significantly undervalued companies that we believe have the potential for above-average appreciation with below-average risk. Rigorous fundamental research drives our search for undervalued, high quality companies; which we define as industry leaders with strong balance sheets and superior cash flows. We utilize quantitative screens to narrow the investment universe by assessing companies' financial statement strength and looking for high cash flows and low financial leverage. Through detailed qualitative research we then identify stocks valued below their estimated intrinsic value with hidden opportunities for above-average appreciation. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock's price nears its intrinsic value appreciation target, the macro environment becomes unfavorable, short-term downside risks increase, the company's fundamentals have deteriorated or we identify a more attractive investment opportunity.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Derivatives Risk Issuer Risk Liquidity Risk Management Risk	Market Risk Regulatory Risk Smaller Company Securities Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Active Trading Risk
Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Counter-Party Risk
 When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Derivatives Risk
 The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Growth Style Investment Risk
 Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

Issuer Risk
 The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Leverage Risk
 Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk
A security may not be sold at the time desired or without adversely affecting the price.

Management Risk
 We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets. The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

Regulatory Risk
 Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk
Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Value Style Investment Risk
Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

The Investment Adviser

Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds's [annual] [semi-annual] report for the fiscal period ended ________.

The Small/Mid Cap Core Fund will pay Funds Management an annual contractual advisory fee of 0.750% of the first $500 million of the Fund's average daily net assets, 0.700% of the next $500 million of the Fund's average daily net assets, 0.650% of the next $1 billion of the Fund's average daily net assets, 0.625% of the next $2 billion of the Fund's average daily net assets and 0.60% of the Fund's average daily net assets over $4 billion.

The Special Small Cap Value Fund will pay Funds Management an annual contractual advisory fee of 0.800% of the first $500 million of the Fund's average daily net assets, 0.775% of the next $500 million of the Fund's average daily net assets, 0.750% of the next $1 billion of the Fund's average daily net assets, 0.725% of the next $1 billion of the Fund's average daily net assets and 0.700% of the Fund's average daily net assets over $3 billion.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator, principal underwriter, and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Small/Mid Cap Value Fund, Special Small Cap Value Fund and Traditional Small Cap Growth Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of these Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

James M. Tringas, CFA, CPA Special Small Cap Value Fund

Mr. Tringas is Managing Director and Senior Portfolio Manager with the Small Cap Value team of Wells Capital Management's Equity Management group. He has been with Wells Capital Management or one of its predecessor firms since 1994. This experience includes serving as a Portfolio Manager with Wachovia Asset Management group (1994-2001). Previously, he served as a Senior Consultant in the Personal Financial Group of Ernst Young (1990-1994). Mr. Tringas has been working in the investment management field since 1994. He received both a BS (1988) and a MS (1990) in accounting from the University of Florida. He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute. He is also a Certified Public Accountant; he received his CPA license from the State of Florida in 1991. He is a member of the Boston Society of Financial Analysts and the AICPA.

Golden Capital Management, LLC ("Golden Capital") is the sub-adviser to the Small/Mid Cap Core Fund. Golden Capital (originally Golden Capital Management, a division of Smith Asset Management Group) was founded in 1999 by Greg W. Golden, currently President, CEO and member of the investment team, and Jeffrey Moser, currently Chief Operating Officer and member of the investment team. Golden Capital is located at 5 Resource Square, Suite 150, 10715 David Taylor Drive, Charlotte, North Carolina 28262. Alternative Strategies, Inc., a wholly owned subsidiary of Wells Fargo, owns a 45% minority stake interest in Golden Capital.

John R. Campbell, CFA Small/Mid Cap Core Fund

Mr. Campbell is the lead portfolio manager for Golden Capital's All Cap Core, Mid Cap Core, and SMID Cap Core strategies, and is responsible for managing the Small/Mid Cap Core Fund which he has managed since 2010. He joined the firm in March 2006 with over 12 years of experience in the investment industry. Prior to joining Golden Capital, Mr. Campbell served as Vice President-Investment Management at Placemark Investments where he was instrumental in the development, testing, and implementation of a quantitative investment process to deliver customized and tax-efficient managed account solutions and served as the lead portfolio manager. Mr. Campbell earned a BS in nuclear engineering from Texas A&M University and an MBA from Southern Methodist University where he graduated with honors. He also holds the Chartered Financial Analyst designation and is a member of the CFA Institute.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Funds. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

Compensation to Dealers and Shareholders Servicing Agents

Shareholder Servicing Plan
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn,may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmationsof transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above.The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

Pricing of Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET).To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if,among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security.We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

How to Buy Shares

Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

  Employee benefit plan programs that have at least $10 million in plan assets;

  Broker-dealer managed account or wrap programs that charge an asset-based fee;

  Registered investment adviser mutual fund wrap programs that charge an asset-based fee;

  Internal Revenue Code Section 529 college savings plan accounts;

  Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

  Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

  Institutions who invest a minimum initial amount of $1 million in a Fund; and

  Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

A new account may not be opened by
telephone or internet unless the institution
has anotherWells Fargo Advantage Fund
account. If the institution does not currently
have an account, contact your investment
representative.

To buy additional shares or to buy
shares in a new Fund:

  Call Investor Services at 1-800-222-8222 or

  Call 1-800-368-7550 for the automated phone system or

  visit ourWeb site at www.wellsfargo.com/ advantagefunds

By Wire

  Complete and sign the Institutional Class account application

  Call Investor Services at 1-800-222-8222 for faxing instructions

  Use the following wiring instructions: State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account: 9905-437-1 Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number) Account Name: Provide your name as registered on the Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

Special Considerations When Investing Through Financial Intermediaries:
 If a financial intermediary purchases Administrator Class shares on your behalf, you should understand the following:

  Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

  Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers'beneficial ownership of the shares.

  Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

  Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

  U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

  Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

  Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

How to Sell Shares

Administrator Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

  To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

  Redemptions processed by EFT to a linkedWells Fargo Bank account occur same day forWells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

  Transfers made to aWells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

  Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

  To arrange for a Federal Funds wire, call 1-800-222-8222.

  Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

  Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

General Notes for Selling Shares

  Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

  Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

  Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

  Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

  Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

  In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

  An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

  You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

  Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

  If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

  Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide,among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be"blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption.This policy does not apply to:

  Money market funds;

  Ultra-short funds;

  Purchases of shares through dividend reinvestments;

  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

  Rebalancing transactions within certain asset allocation or"wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

  Transactions initiated by a registered"fund of funds"or Section 529 Plan into an underlying fund investment;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are part of an exchange transaction).

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity.As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plans and registered funds of funds.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

  Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly.Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions.Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Funds' Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Funds'Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity.Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and ourWeb site,we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address.Corporate, trust and other entity accounts require additional documentation.This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV.You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Funds generally make distributions of any net investment income monthly and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning.You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced,maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Additional Performance Information

This section contains additional information regarding performance of a Fund. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries.

Index Descriptions
 The Funds have not yet commenced operations and so do not yet have performance history. Once it does, each Fund will compare its returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

Russell 2000® Value Index	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500(TM) Index

The Russell 2500(TM) Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, which represents approximately 16% of the total market capitalization of the Russell 3000® Index.

FOR MORE INFORMATION
More information on a Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. The Report of Independent Registered Public Accounting Firm and each Fund's audited financial statements included in each Fund's most recent audited annual report are incorporated by reference into this Prospectus.

To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us:
By telephone: Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778
By e-mail: wfaf@wellsfargo.com
By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
On the Internet: www.wellsfargo.com/advantagefunds
From the SEC: Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100"F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

_______ / P______ 07-10
ICA Reg. No. 811-09253

© 2010 Wells Fargo Funds Management, LLC. All rights reserved.

Statement of Additional Information
July 19, 2010

Wells Fargo Funds Trust
Class A, Class B, Class C, Administrator Class and Institutional Class Telephone: 1-800-222-8222
Wells Fargo Growth Opportunities Fund
Wells Fargo Small/Mid Cap Core Fund
Wells Fargo Special Small Cap Value Fund
Wells Fargo Traditional Small Cap Growth Fund
Class A, Class B, Class C, Administrator Class and Institutional Class

Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about four series of the Trust in the Wells Fargo Advantage family of funds - the above referenced Funds (each, a "Fund" and collectively, the "Funds"). Each Fund is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds offer certain classes of shares as indicated in the chart below. This SAI relates to all such classes of shares. Class B shares of the Special Small Cap Value Fund are closed to new investors and additional investments from existing shareholders, except in connection with reinvestment of any distributions and permitted exchanges of Class B shares for Class B shares of other Wells Fargo Advantage Funds, subject to the limitations described in each Fund's prospectus, and in connection with the closing of any reorganizations. Please see the Funds' prospectus for further details.

Fund	Classes A, B, C	Administrator Class	Institutional Class
Growth Opportunities Fund	Class A - ESMGX		ESMIX
Small/Mid Cap Core Fund	Class A - ECOAX Class C - ECOCX	ECOIX
Special Small Cap Value Fund	Class A - ESPAX Class B - ESPBX Class C - ESPCX	ESPIX
Traditional Small Cap Growth Fund	Class A - EGWAX		EGRYX

This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses (the "Prospectuses") dated July 19, 2010. The Prospectuses may be obtained free of charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds®, P.O. Box 8266, Boston, MA 02266-8266.
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License Information about the S&P 500 Index

The Trust (the "Licensee") has entered into a license agreement with S&P authorizing the use of various S&P trademarks and trade names in connection with the marketing and/or promotion of certain of the Funds (collectively referred to, herein, as the "Products").

The Products are not sponsored, endorsed, sold, or promoted by S&P, a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to the Licensee or the Products. S&P has no obligation to take the needs of the Licensee or the owners of the Products into consideration in determining, composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of this issuance or sale of the Products or in the determination or calculation of the equation by which the Products are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Products.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the product, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits).

HISTORICAL FUND INFORMATION

Fundamental Investment Policies

Each Fund has adopted the following fundamental investment policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of each Fund.

The Funds may not:

(1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, or (iii) repurchase agreements;

(2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

(3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

(4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

(5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

(7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

Non-Fundamental Investment Policies

Each Fund has adopted the following non-fundamental policies; that is, they may be changed by the Trustees at any time without approval of such Fund's shareholders.

(1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(3) Each Fund may invest in futures or options contracts consistent with its investment policies and the 1940 Act, including the rules, regulations and interpretations of the Securities and Exchange Commission (the "SEC") thereunder or any exemptive orders obtained thereunder, and consistent with investment in futures or options contracts that would allow the Fund to claim an exclusion from being a "commodity pool operator" as defined by the Commodity Exchange Act.

(4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

(5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

(6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

(7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(8) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

Shareholders will receive at least 60 days notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

General

Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

PERMITTED INVESTMENT ACTIVITIES AND CERTAIN ASSOCIATED RISKS

Set forth below are descriptions of permitted investment activities for the Funds and certain of their associated risks. The activities are organized into various categories. To the extent that an activity overlaps two or more categories, the activity is referenced only once in this section. The Total Return Bond Fund is a gateway feeder fund that invests in a single corresponding master portfolio of Wells Fargo Master Trust ("Master Trust"). References to the activities of a gateway fund should be understood to include references to the investments of the master portfolio in which the gateway fund invests. The Funds are subject to the limitations as described in this section and elsewhere in this SAI and/or the Prospectus(es). Not all of the Funds participate in all of the investment activities described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets. Unless otherwise noted or required by applicable law, the percentage limitations and qualitative investment policies included in this SAI or the Prospectus apply at the time of purchase of a security. To the extent a security type is described in this SAI that is not referenced in its Prospectus(es), a Fund under normal circumstances will not invest more than 15% of its assets in the security type unless otherwise specified.

The Prospectus(es) identify and summarize the types of securities and assets in which the Funds may invest as part of their principal investment strategies, and the principal risks associated with such investments. This SAI identifies and summarizes other types of securities and assets in which the Funds may invest, each of which is subject to the same kinds of risks as are described in the Prospectus(es). Certain additional risks associated with each type of investment are identified and described below.

DEBT SECURITIES

Bank Obligations

Bank obligations include certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund that invests only in debt obligations of domestic issuers. Such risks include possible future political, regulatory or economic developments, the possible imposition of foreign withholding and other taxes (at potentially confiscatory levels) on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different regulatory, accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

Commercial Paper

Commercial paper (including variable amount master demand notes, see "Floating and Variable Rate Obligations" below), refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The Funds may only purchase commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) of issuers that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO"), except that the Funds may purchase unrated commercial paper if, in the opinion of the adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds.

Asset-Backed Commercial Paper. Securities that are issued from commercial paper conduits are called asset-backed commercial paper securities. Credit support for such securities falls into two categories: liquidity protection and protection against ultimate default under the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the securities or underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction, such as by issuing senior and subordinated instruments or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information relating to the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount or a downgrade or loss of credit support could adversely impact the value of or return on an investment in an asset-backed commercial paper security.

Commercial paper is also subject to the risks generally associated with debt securities discussed elsewhere in this SAI and the Prospectus(es).

Convertible Securities

A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest-rate and market movements, a convertible security tends not to be as sensitive to interest rates as a similar fixed-income security, and tends not to be as sensitive to changes in share price as its underlying stock.

Investing in convertible securities is subject to certain risks in addition to those generally associated with debt securities discussed elsewhere in this SAI and the Prospectus(es). Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be or become illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses.

The creditworthiness of the issuer of a convertible security is important because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to conversion or redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued. This feature may require a holder to convert the security into the underlying common stock, even if the value of the underlying common stock has declined substantially. In addition, companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with investments in such companies.

While the Funds use the same criteria to evaluate the credit quality of a convertible debt security that they would use for a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Fund's credit evaluation, as well as financial reporting and investment limitation purposes. Preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholders to take action. Preferred stock generally has no maturity date, so its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions on preferred stock generally are taxable as dividend income, rather than interest payments, for federal income tax purposes.

Custodial Receipts for Treasury Securities

These securities are typically represented by participations in trusts that hold U.S. Treasury securities, such as Treasury
 Investors Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"), or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

Loan Participations

A loan participation gives a Fund an undivided proportionate interest in a loan or instrument originated by a bank or other institution. Loan participations may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Loan participations, however, typically do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a loan participation. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the loan participation.

Money Market Instruments

Investments in the following types of high-quality money market instruments are permitted: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at date of purchase "Prime-1" by Moody's or "A-1" by S&P, or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. A Fund also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

Synthetic Convertible Securities

"Synthetic" convertible securities, are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

U.S. Government Obligations

U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or U.S. Government-sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securitiesissued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S.Government. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e. not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

In addition to the securities discussed above, a Fund may also purchase debt guaranteed by the Federal Deposit Insurance Corporation (FDIC), an independent agency of the U.S. Government, through the FDIC's Temporary Liquidity Guarantee Program (TLGP). Under the TLGP, the FDIC guarantees newly issued senior unsecured debt issued on or before June 30, 2009 by FDIC-insured depository institutions, U.S. bank holding companies and financial holding companies and certain U.S. savings and loan holding companies (FDIC-backed debt). The expiration date of the FDIC's guarantee is the earlier of the maturity date of the FDIC-backed debt or June 30, 2012. FDIC-backed debt is backed by the full faith and credit of the U.S. Government, but is still subject to interest rate and market risk.

DERIVATIVES

Derivative Securities

Derivative securities are securities that derive their value, at least in part, from the price of another security or asset, or the level of an index, such as the S&P 500 Index, or a rate, such as the London Interbank Offered Rate ("LIBOR"), including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Futures contracts and options are also considered types of derivative securities, and are described more fully under the heading "Futures and Options Contracts" below. Other common types of derivatives include forward foreign currency exchange contracts, forward contracts on securities and securities indices, linked securities and structured products, collateralized mortgage obligations, stripped securities, warrants, swap agreements, and swaptions.

An investment is often made in derivative securities as a "hedge" against fluctuations in the market value of the other securities in a Fund's portfolio due to currency exchange rate fluctuations or other factors in the securities markets, although a Fund may also invest in certain derivative securities for investment purposes only. Other reasons why a Fund may use derivative securities include protecting its unrealized gains reflected in the value of its portfolio of securities, facilitating the sale of such securities for investment purposes, reducing transaction costs, and/or managing the effective maturity or duration of its portfolio.

While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Fund's portfolio does not follow the adviser's expectations. If the adviser's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of a Fund's investments, but the Fund may also lose money on the derivative security itself. In addition, some derivative securities represent relatively recent innovations in the bond markets. The trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these derivative securities will perform under different economic interest-rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of securities and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or a Fund could be forced to sell a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with a Fund's investment objective, policies, restrictions and quality standards, consider making investments in such new types of derivative securities.

Additional risks of derivative securities include, but are not limited to: the risk of disruption of a Fund's ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts, and market risk (i.e., exposure to adverse price changes).

The adviser uses a variety of internal risk management procedures to ensure that derivatives are closely monitored and that their use is consistent with a particular Fund's investment objective, policies, restrictions and quality standards, and does not expose such Fund to undue risk.

A Fund's use of derivatives also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. A Fund also may not use certain derivatives without establishing adequate "cover" in compliance with the SEC rules limiting the use of leverage.

Derivatives, both equity and credit, include options, futures and options on futures, which may be used to hedge a Fund's portfolio, increase returns or maintain exposure to a market without buying individual securities. These investments may pose risks in addition to those associated with investing directly in securities or other investments. Such risks may include illiquidity of the derivative and imperfect correlation of the derivative with underlying investments for which it is being substituted or the Fund's other portfolio holdings. Accordingly, there is the risk that such practices may fail to serve their intended purposes, and may reduce returns or increase volatility. These practices also entail transactional expenses.

Additionally, the use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. A Fund's use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain.

The success of management's derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund's potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies, there is the risk that a Fund may not be able to find a suitable counterparty for the derivative transaction, and therefore may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.

Futures and Options Contracts

In General. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (i.e., exposure to adverse price changes).

Initially, when purchasing or selling futures contracts, a Fund will be required to deposit with the Fund's custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

Although a Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting aFund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (i.e., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value ("NAV") of the Fund.

A Fund may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate cash or high-quality money-market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

Pursuant to a notice of eligibility claiming exclusion from the definition of Commodity Pool Operator filed with the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a "commodity pool operator" under the Commodity Exchange Act ("CEA"), and, accordingly, they are not subject to registration or regulation as such under the CEA.

A Fund may engage in futures contracts sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities they hold.

Another risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in such portfolio (the portfolio securities will not be identical to the debt instruments underlying the futures contracts).

Options Trading. Options on individual securities or options on indices of securities may be purchased or sold. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

A Fund will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by such Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

A Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

Below is a description of some of the types of futures and options in which the Funds may invest.

Stock Index Options. A Fund may purchase and write (i.e., sell) put and call options on stock indices only as a substitute for comparable market positions in the underlying securities. A stock index fluctuates with changes of the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements of the securities in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock. When a Fund writes an option on a stock index, such Funds will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

Stock Index Futures and Options on Stock Index Futures. A Fund may invest in stock index futures and options on stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

Foreign Currency Futures Contracts. A Fund may invest in foreign currency futures contracts which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see "Foreign Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price that will be secured by margin deposits, is regulated by the CFTC and is traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

To the extent that a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a foreign currency futures contract as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a foreign currency futures contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These foreign currency futures contracts will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase. The use of foreign currency futures contracts involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency futures contracts also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate.

The use of foreign currency futures contracts also exposes a Fund to the general risks of investing in futures contracts, including: the risk of an illiquid market for the foreign currency futures contracts and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its currency risks, and may cause a Fund to lose money on its investments in foreign currency futures contracts.

Interest Rate Futures Contracts and Options on Interest Rate Futures Contracts. A Fund may invest in interest rate futures contracts and options on interest rate futures contracts as a substitute for a comparable market position in the underlying securities. The Fund may also sell options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest rate futures and price movements in the Fund's portfolio securities which are the subject of the transaction.

Future Developments. A Fund may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for the Fund.

EQUITY SECURITIES

The following equity securities may be purchased by a Fund to the extent such purchase is consistent with the Fund's investment objective and strategies.

Initial Public Offerings

Smaller companies may offer initial public offerings which typically have additional risks including more limited product lines, markets and financial resources than larger, more seasoned companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Preferred Stock

Preferred stocks represent an equity or ownership interest in an issuer that pay dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bond take precedence over the claims of those who own preferred securities and common stock.

Smaller Company Securities

Investments in smaller capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

Securities owned by a Fund that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Fund of a portfolio security, to meet redemption requests by other investors or otherwise, may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.

Investments in smaller, less seasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Fund may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by a Fund and can result in such securities being priced lower than otherwise might be the case. If other institutional investors were to engage in trading this type of security, a Fund may be forced to dispose of its holdings in this type of security at prices lower than might otherwise be obtained in the absence of institutional trading in such security.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS

Emerging Market Securities

The Funds consider countries with emerging markets to include the following: (i) countries included in the MSCI Emerging Markets Index; and (ii) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank). Additionally, the Funds consider the following countries to have emerging markets: Argentina, Brazil, Chile, China, the Czech Republic, Colombia, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Peru, Russia, Singapore, South Africa, Thailand, Taiwan, Turkey, and Venezuela. The Funds consider emerging market securities to be securities: (i) issued by companies with their principal place of business or principal office in an emerging market country; or (ii) issued by companies for which the principal securities trading market is an emerging market country. The adviser may invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

Equity securities of emerging market issuers may include common stock, preferred stocks (including convertible preferred stocks) and warrants, bonds, notes and debentures convertible into common or preferred stock, equity interests in foreign investment funds or trusts and real estate investment trust ("REIT") securities. The Funds may invest in American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts ("IDRs") of such issuers.

There are special risks involved in investing in emerging-market countries. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid. Most are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries may still have obsolete financial systems, economic problems or archaic legal systems. The currencies of certain emerging market countries, and therefore the value of securities denominated in such currencies, may be more volatile than currencies of developed countries. In addition, many of these nations are experiencing political and social uncertainties.

Furthermore, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. Amounts realized on foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Applicable tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would otherwise be subject.

Foreign Obligations and Securities

The Funds consider equity securities of foreign issuers (or foreign securities) to be equity securities: (1) issued by companies with their principal place of business or principal office, or both, as determined in the adviser's reasonable discretion, in a country, other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. Foreign company stocks may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment by a Fund in any single country, especially a less developed country, would make such Fund's value more sensitive to economic, currency and regulatory changes within that country.

Investments in foreign obligations and securities include high-quality, short-term debt obligations of foreign issuers, including foreign branches of U.S. banks, U.S. branches of foreign banks, and short-term debt obligations of foreign governmental agencies and foreign companies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.

Foreign securities include, among others, American Depositary Receipts (ADRs) and similar investments, including Canadian Depositary Receipts (CDRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs). ADRs, CDRs, EDRs, GDRs, and IDRs are depositary receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. These securities may not necessarily be denominated in the samecurrency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

Foreign securities also include securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar.

Because a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by a wide range of political and economic factors, including the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention and stability, speculation and other factors also affect exchange rates.

A Fund may engage in foreign currency transactions in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Fund may enter into a forward contract to protect against a decrease in the price of securities denominated in a particular currency a Fund intends to purchase. If it is anticipated that exchange rates will rise, a Fund may enter into a forward contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These forward contracts will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Foreign currency transactions, such as forward foreign currency exchange contracts, are contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The Adviser considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions.

The use of foreign currency transactions involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency transactions strategies also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of foreign currency transactions also exposes a Fund to the general risks of investing in futures contracts, including: the risk of an illiquid market for the foreign currency transactions and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its securities, and may cause a Fund to lose money on its investments in foreign currency transactions. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

Participation Notes

The Funds may purchase participation notes, also known as participation certificates. Participation notes are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by a Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. There can be no assurance that the trading price of participation notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. Participation notes are generally traded over-the-counter. Participation notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, the counterparty, and the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. Participation notes involve transaction cost. Participation notes may be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities. Participation notes offer a return linked to a particular underlying equity, debt or currency.

For temporary defensive purposes, the Funds may invest in fixed-income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

OTHER INVESTMENTS AND TECHNIQUES

Borrowing

Money may be borrowed for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

Closed-End Investment Companies

A Fund may invest in the securities of closed-end investment companies that invest primarily in foreign securities. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets.

A Fund will invest in such companies when, in the adviser's judgment, the potential benefits of the investment justify the payment of any applicable premium or sales charge. Other investment companies incur their own fees and expenses.

Floating- and Variable-Rate Obligations

Floating- and variable-rate obligations include obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a referenced lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Such features often include unconditional and irrevocable letters of credit that are issued by a third party, usually a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letters of credit are designed to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying variable-rate demand obligation should default. Some variable rate obligations feature other credit enhancements, such as standby bond purchase agreements ("SBPAs"). An SBPA can feature a liquidity facility that is designed to provide funding for the purchase price of variable rate obligations that are unable to be successfully remarketed for resale. The liquidity facility provider is obligated solely to advance funds for the purchase of tendered variable rate bonds that fail to be remarketed and does not guarantee the repayment of principal or interest. The liquidity facility provider's obligations under the SBPA are subject to conditions, including the continued creditworthiness of the underlying borrower or issuer, and the facility may terminate upon the occurrence of certain events of default or at the expiration of its term. In addition, a liquidity facility provider may be unable or unwilling to perform its obligations. A Fund may be unable to timely dispose of a variable rate obligation if the underlying issuer defaults and the letter of credit or liquidity facility provider is unable or unwilling to perform its obligations or the facility otherwise terminates and a successor letter of credit or liquidity provider is not immediately obtained. The potential adverse impact to a Fund resulting from the inability of a letter of credit or liquidity facility provider to meet its obligations could be magnified to the extent the provider also furnishes credit support for other variable-rate obligations held by the Fund.

There generally is no established secondary market for certain variable-rate obligations, such as those not supported by letters of credit, SBPAs or other credit support arrangements, because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit, SBPAs or other credit support arrangements, a Fund is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations may not be rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of a Fund, monitors the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risks and other risks generally associated with debt securities.The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

Illiquid Securities

Securities not registered under the 1933 Act, and other securities subject to legal or other restrictions on resale may be less liquid than other investments and may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. No Fund may invest or hold more than 15% of its net assets in illiquid securities.

Forward Commitments, When-Issued and Delayed-Delivery Transactions

Securities may be purchased or sold on a when-issued or delayed-delivery basis and contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time may also be made. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.
The Funds have a segregated account in which they may maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is at least equal to the amount of such commitments.

Loans of Portfolio Securities

Portfolio securities of a Fund may be loaned pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided: (i) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, initially in an amount at least equal to 100% of the value of the loaned securities (which includes any accrued interest or dividends), with the borrower being obligated, under certain circumstances, to post additional collateral on a daily marked-to-market basis, all as described in further detail in the following paragraph; although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all; (ii) the Fund may at any time terminate the loan and request the return of the loaned securities upon sufficient prior notification; (iii) the Fund will receive any interest or distributions paid on the loaned securities; and (iv) the aggregate market value of loaned securities will not at any time exceed the limits established under the 1940 Act.

The following provides additional detail on the requirement described in (i) above. The market value of the collateral delivered in connection with a securities loan must be equal to at least 102% of the market value of any domestic securities loaned or 105% of the market value of any foreign securities loaned. The loaned securities are marked to market on a daily basis, and additional collateral is required to be paid to maintain coverage equal to at least 102% of the market value of domestic securities loaned, and at least 105% of the market value of foreign securities loaned, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. For loans of U.S. Government Securities, the initial collateral required is 102% of the market value of the loaned securities, but additional collateral is required only if the market value of the loaned securities increases such that the collateral coverage (without taking into account any increase or decrease in the value of instruments in which the cash collateral is invested) falls below 100% of the market value of the loaned securities.

For lending its securities, a Fund will earn either a fee payable by the borrower (on loans that are collateralized by U.S. Government securities or a letter of credit) or the income on instruments purchased with cash collateral (after payment of a rebate fee to the borrower and a portion of the investment revenue to the securities lending agent). Cash collateral is invested on behalf of the Funds by the Funds' investment advisor in U.S. dollar-denominated short-term money market instruments that are permissible investments for the Fund and that, at the time of investment, are considered high-quality. Currently, cash collateral generated from securities lending is invested in shares of Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is a Delaware limited liability company that is exempt from registration under the 1940 Act. The Cash Collateral Fund is managed by Wells Fargo Funds Management and is sub-advised by Wells Capital Management. The Cash Collateral Fund is required to comply with the credit quality, maturity and other limitations set forth in Rule 2a-7 under the 1940 Act. The Cash Collateral Fund seeks to provide preservation of principal and daily liquidity by investing in high-quality, U.S. dollar-denominated short-term money market instruments. The Cash Collateral Fund may invest in securities with fixed, variable, or floating rates of interest. The Cash Collateral Fund seeks to maintain a stable price per share of $1.00, although there is no guarantee that this will be achieved. Income on shares of the Cash Collateral Fund is reinvested in shares of the Cash Collateral Fund. The investments of the Cash Collateral Fund are valued at amortized cost.

The investments purchased with cash collateral on behalf of each Fund currently include holdings in the securities of certain structured investment vehicles that, although considered high-quality, short-term money market instruments when originally purchased, are now in payment default or are otherwise impaired (the "Illiquid Investments"). The Illiquid Investments are not held in the Cash Collateral Fund, but rather are held in separate accounts on behalf of the respective Funds.

The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned by it, and by an increase or decrease in the value of instruments purchased with cash collateral received by it. Thus, the current net asset value of each Fund reflects the current valuations assigned to both (1) shares of the Cash Collateral Fund held on behalf of such Fund and (ii) interests in Illiquid Securities held on behalf of such Fund. If a Fund elects to discontinue its participation in the securities lending program at a time when the Fund continues to hold an interest in the Illiquid Securities, the securities lending agent will seek to promptly liquidate the Fund's investment in the Cash Collateral Fund, as well the Fund's investments in the Illiquid Securities. In such an event, the securities lending agent may not be able to dispose of the Illiquid Securities at an acceptable price or at all, and in such case may require the Fund to take a distribution of the Illiquid Securities in kind and/or realize a loss on the disposition of the Illiquid Securities.

Loans of securities involve a risk that the borrower may fail to return the securities when due or when recalled by a Fund or may fail to provide additional collateral when required. In either case, a Fund could experience delays in recovering securities or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, loans may be recalled at any time and generally will be recalled if a material event affecting the investment is expected to be presented to a shareholder vote, so that the securities may be voted by the Fund.

Each lending Fund pays a portion of the income (net of rebate fees) or fees earned by it from securities lending to a securities lending agent. Goldman Sachs Bank USA, an unaffiliated third party doing business as Goldman Sachs Agency Lending, currently acts as securities lending agent for the Funds, subject to the overall supervision of the Funds' investment adviser.

Other Investment Companies

A Fund may invest in shares of other open-end and closed-end management investment companies up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the fund's non-fundamental investment policies. Currently, under the 1940 Act, a fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions: (i) 3% of the total voting stock of any one investment company; (ii) 5% of such fund's total assets with respect to any one investment company; and (iii) 10% of such fund's total assets.

Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund. Other investment companies may include exchange-traded funds ("ETFs"), which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track and to the risks of the specific sector or industry tracked by the ETF. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons. Although ETFs that track broad market indexes are typically large and their shares are fairly liquid, ETFs that track more specific indexes tend to be newer and smaller, and all ETFs have limited redemption features. Pursuant to certain exemptive relief granted by the SEC, the Fund's investments in certain ETFs may exceed certain of the limits described above.

Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of other affiliated Funds, including the money market Funds, subject to certain conditions. Investing in affiliated Funds may present certain actual or potential conflicts of interest.

iShares. iShares Trust and iShares, Inc. ("iShares") are registered investment companies that consist of numerous separate series (each, an "iShares Fund"), each of which seeks investment results similar to the performance of a single stock market or of a group of stock markets in a single geographic location. iShares combine characteristics of stocks with those of index funds. Like stocks, iShares are liquid and can be traded in any number of shares; like index funds, they provide diversification and market tracking. iShares trade on the American Stock Exchange, the Chicago Board of Options Exchange and the New York Stock Exchange in the same way as shares of a publicly held company.

Private Placement and Other Restricted Securities

Private placement securities are not registered under the 1933 Act. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. However, private placement and other "restricted" securities typically cannot be resold without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A (a "Rule 144A Security")), and may not be readily marketable.

Private placement and other restricted securities typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Investing in private placement and other restricted securities is subject to certain additional risks. They may be considered illiquid securities as they typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value due to the absence of an active trading market. Delay or difficulty in selling such securities may result in a loss to a Fund. Restricted securities, including Rule 144A Securities, that are "illiquid" are subject to a Fund's policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation: (i) the frequency of trades and quotes for the Rule 144A Security; (ii) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the Rule 144A Security; and (iv) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer). The adviser will apply a similar process to evaluating the liquidity characteristics of other restricted securities. There can be no assurance that a restricted security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund.

Repurchase Agreements

Repurchase agreements are agreements wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. Repurchase agreements generally are subject to counterparty risk. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund's disposition of the underlying securities may be delayed or limited.

A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days, and other illiquid securities. A Fund will only enter into repurchase agreements with broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the Fund's adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

Reverse Repurchase Agreements

A reverse repurchase agreement is an agreement under which a Fund sells a portfolio security and agrees to repurchase it at an agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund's obligation to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. When a Fund makes a short sale, the proceeds it receives are retained by the broker until a Fund replaces the borrowed security. In order to deliver the security to the buyer, a Fund must arrange through a broker to borrow the security and, in so doing, a Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales "against the box" means that a Fund owns the securities, which are placed in a segregated account until the transaction is closed out, or has the right to obtain securities equivalent in kind and amount to the securities sold short. A Fund's ability to enter into short sales transactions is limited by the requirements of the 1940 Act.

Short sales by a Fund that are not made "against the box" are limited to transactions in futures and options. Such transactions create opportunities to increase a Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the futures or options sold short without the need to invest the full purchase price of the futures or options on the date of the short sale, a Fund's NAV per share will tend to increase more when the futures or options it has sold short decrease in value, and to decrease more when the futures or options it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of futures or options sold short may continuously increase, although a Fund may mitigate such losses by replacing the futures or options sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing futures or options to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

If a Fund makes a short sale "against the box," a Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the investment manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. Short sale transactions may have adverse tax consequences to the Fund and its shareholders.

In the view of the SEC, a short sale involves the creation of a "senior security" as such term is defined under the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

To avoid limitations under the 1940 Act on borrowing by investment companies, all short sales by a Fund will be "against the box," or the Fund's obligation to deliver the futures or options sold short not "against the box" will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of futures or options not "against the box" or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

Unrated Investments

A Fund may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Funds. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's, Fitch, or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's, Fitch, and S&P are more fully described in the Appendix to this SAI.

Warrants

Warrants are instruments, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price, usually during a specified period of time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within the specified time period.

MANAGEMENT

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds."

General

The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds which consists of, as of March 1, 2010, 133 series comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex" or the "Trusts"). The business address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 75.

Information for Trustees, all of whom are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("Independent Trustees"), appears below. In addition to the Officers listed below, the Funds have appointed an Anti-Money Laundering Compliance Officer.

Name and Age	Position Held with Registrant/Length of Service[1]	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
INDEPENDENT TRUSTEES[2]
K. Dun Gifford, 71	Trustee, since 2010

Former Trustee of Evergreen fund complex from 1974 to 2010. Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

N/A
Peter G. Gordon, 67	Trustee, since 1998, Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Chairman, President and CEO of Crystal Geyser Water Company.	N/A
Isaiah Harris, Jr., 56	Trustee, since 2009, Advisory Board Member, from 2008 to 2009

Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State University Foundation Board of Governors and a member of the Advisory Board of Iowa State University School of Business.

CIGNA Corporation Deluxe Corporation
Judith M. Johnson, 60	Trustee, since 2008

Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is a certified public accountant and a certified managerial accountant.

N/A
David F. Larcker, 59	Trustee, since 2009, Advisory Board Member, from 2008 to 2009

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

N/A
Olivia S. Mitchell, 56	Trustee, since 2006

Professor of Insurance and Risk Management, Wharton School, University of Pennsylvania. Director of the Boettner Center on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate, National Bureau of Economic Research.

N/A
Timothy J. Penny, 57	Trustee, since 1996

President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

N/A
Michael S. Scofield, 67	Trustee, since 2010	Former Trustee of Evergreen fund complex from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)	N/A
Donald C. Willeke, 69	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 to present.	N/A
OFFICERS
Karla M. Rabusch, 50	President, since 2003

Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

N/A
David Berardi, 34	Assistant Treasurer, since 2009

Vice President of Evergreen Investment Management Company, LLC since 2008. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC since 2004.

N/A
Jeremy DePalma, 35	Assistant Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2008. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration since 2005.

N/A
C. David Messman, 49	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Managing Counsel of Wells Fargo Bank, N.A. since 2000.	N/A
Debra Ann Early, 45	Chief Compliance Officer, since 2007

Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

N/A
Kasey Phillips, 38	Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2006 and currently the Treasurer of the Evergreen Funds since 2005. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

N/A
1	Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.
2	Immediately following the consummation of the first reorganization of an Evergreen fund with a Wells Fargo Advantage Fund (presently expected to occur on or about July 9, 2010), Mr. Michael S. Scofield and Mr. K. Dun Gifford, current Trustees of the Evergreen funds will join the Board of Trustees of the Trust. Messrs. Scofield and Gifford have each served as Trustees of the Evergreen fund family for over 25 years. Mr. Scofield is a retired attorney of the Law Offices of Michael S. Scofield, and a Director and Chairman of Branded Media Corporation (a multi-media branding company). Mr. Gifford is the Chairman and President of Oldways Preservation and Exchange Trust (education) and a Trustee, Member of the Executive Committee, and former Treasurer of Cambridge College.

The Trust's Declaration of Trust does not set forth any specific qualifications to serve as a Trustee other than that no person shall stand for initial election or appointment as a Trustee if such person has already reached the age of 72. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Trustee candidates and a process for evaluating potential conflicts of interest, which identifies certain disqualifying conflicts. None of the current Trustees is an "interested person" of the Trust as that term is defined in the 1940 Act.
Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, Funds Management, sub-advisers, other service providers, counsel and the independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee's ability to perform his or her duties effectively has been attained through the Trustee's business, consulting, public service and/or academic positions and through experience from service as a board member of the Trust and the other Trusts in the Fund Complex (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below. Each Trustee's ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.
K. Dun Gifford. Mr. Gifford has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen fund complex since 1974. He is a Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer of Cambridge College. He is also Chairman and President of Oldways Preservation and Exchange Trust, a non-profit educational organization.
Peter G. Gordon. Mr. Gordon has been a Trustee since 1998, Chairman of the Board of Trustees since 2005, the Lead Independent Trustee from 2001 through 2005, and Chairman of the Governance Committee since 2005, with respect to all of the Trusts in the Fund Complex. In addition, he has over 30 years of executive and business experience as the co-founder, Chairman, President and CEO of Crystal Geyser Water Company.
Isaiah Harris, Jr. Mr. Harris has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009. He has been the Chairman of the Board of CIGNA Corporation since 2009, and has been a director of CIGNA Corporation since 2005. He also has been a director of Deluxe Corporation since 2003. As a director of these and other public companies, he has served on board committees, including Governance, Audit and Compensation Committees. Mr. Harris served in senior executive positions, including as president, chief executive officer, vice president of finance and/or chief financial officer, of operating companies for approximately 20 years.
Judith M. Johnson. Ms. Johnson has served as a Trustee of the Trusts in the Fund Complex since 2008 and as Chair of the Audit Committee since 2009. She served as the Chief Executive Officer and Chief Investment Officer of the Minneapolis Employees Retirement Fund for twelve years until her retirement in 2008. Ms. Johnson is a licensed attorney, as well as a certified public accountant and a certified managerial accountant. Ms. Johnson has been determined by the Board to be an audit committee financial expert as such term is defined in the applicable rules of the SEC.
David F. Larcker. Mr. Larcker has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009. Mr. Larcker is the James Irvin Miller Professor of Accounting at the Graduate School of Business of Stanford University. He is also the Director of the Corporate Governance Research Program and Co-director of The Rock Center for Corporate Governance at Stanford University. He has been a professor of accounting for over 30 years. He has written numerous articles on a range of topics, including managerial accounting, financial statement analysis and corporate governance.
Olivia S. Mitchell. Ms. Mitchell has served as a Trustee of the Trusts in the Fund Complex since 2006. Ms. Mitchell is Department Chair and Professor, Department of Insurance and Risk Management, and International Foundation of Employee Benefit Plans Professor at the Wharton School of the University of Pennsylvania. She also serves in senior positions with academic and policy organizations that conduct research on pensions, retirement, insurance and related topics, including as Executive Director of the Pension Research Council and Director of the Boettner Center on Pensions and Retirement Research, both of the University of Pennsylvania. She has been a professor of economics, insurance and risk management for over 30 years. She has written numerous articles and books on a range of topics, including retirement risk management, private and social insurance, and health and retirement analysis and policy.
Timothy J. Penny. Mr. Penny has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996. He has been President and CEO of Southern Minnesota Initiative Foundation since 2007 and a Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. He also serves as a member of the board of another non-profit organization. Mr. Penny was a member of the U.S. House of Representatives for 12 years representing Southeastern Minnesota's First Congressional District.
Michael S. Scofield. Mr. Scofield has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen fund complex since 1984, where he served as Chairman of the Board. He also serves as chairman of the Independent Directors Council, an organization dedicated to serving the independent investment company director community, and other leadership positions in the investment company industry. He previously worked as an attorney with the Law Offices of Michael S. Scofield. He was formerly Director and Chairman of Branded Media Corporation, a multi-media branding company.
Donald C. Willeke. Mr. Willeke has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996. Previously, he served on the board of trustees of another registered investment company. He is an attorney in private practice and has served as General Counsel of the Minneapolis Employees Retirement Fund for more than 25 years.

Board of Trustees - Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Trust and the Funds rests with the Board of Trustees. The Board has engaged Funds Management to manage the Funds on a day-to day basis. The Board is responsible for overseeing Funds Management and other service providers in the operation of the Trust in accordance with the provisions of the 1940 Act, applicable provisions of Delaware law, other applicable laws and the Fund's charter. The Board is currently composed of seven members, each of whom is an Independent Trustee. The Board currently conducts regular meetings five times a year. In addition, the Board frequently holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.
The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman's role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. In order to assist the Chairman in maintaining effective communications with the other Trustees and Funds Management, the Board has appointed a Chair Liaison to work with the Chairman to coordinate Trustee communications and to assure timely responses to Trustee inquiries, board governance and fiduciary matters. The Chair Liaison serves for a one-year term, which may be extended with the approval of the Board. Except for any duties specified herein or pursuant to the Trust's charter document, the designation of Chairman or Chair Liaison does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally.
The Board also has established a Governance Committee and an Audit Committee to assist the Board in the oversight and direction of the business and affairs of the Trust, and from to time may establish informal working groups to review and address the policies and practices of the Trust with respect to certain specified matters. Additionally, the Board has established investment teams to review in detail the performance of each of the Funds, in light of each Fund's investment objectives and strategies, to meet with portfolio managers, and to report back to the full Board. The Board occasionally engages independent consultants to assist it in evaluating initiatives or proposals. The Board believes that the Board's current leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.
The Funds and Trusts are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of Funds Management, the subadvisers and other service providers (depending on the nature of the risk), who carry out the Funds' investment management and business affairs. Each of Funds Management, the sub-advisers and other service providers have their own, independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.
Risk oversight forms part of the Board's general oversight of the Funds and Trusts and is addressed as part of various Board and Committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. As part of its regular oversight of the Trusts, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Funds Management, subadvisers, the Chief Compliance Officer of the Funds, the independent registered public accounting firm for the Funds, and internal auditors for Funds Management or its affiliates, as appropriate, regarding risks faced by the Funds and relevant risk functions. The Board, with the assistance of its investment teams, reviews investment policies and risks in connection with its review of the Funds' performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds' compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board's periodic review of the Funds' advisory, subadvisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board oversees a management valuation team comprised of officers of Funds Management, has approved and periodically reviews valuation policies applicable to valuing the Fund shares and has established a valuation committee of Trustees. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Committees.

As noted above, the Board has established a standing Governance Committee, a standing Audit Committee and a standing Valuation Committee to assist the Board in the oversight and direction of the business and affairs of the Trust. Each such Committee operates pursuant to a charter approved by the Board and is chaired by an Independent Trustee. Each Independent Trustee is a member of the Trust's Governance Committee, Audit Committee and Valuation Committee.

(1) Governance Committee. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only Independent Trustees may nominate and select persons to become Independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the
 1940 Act. The Governance Committee meets only as necessary and met once in 2009. Peter Gordon serves as the chairman of the Governance Committee.

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee's consideration, which are set forth in the Trusts' Governance Committee Charter. The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five calendar days nor more than seventy-five calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the "candidate"), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the 1940 Act) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

The Governance Committee may from time-to-time propose nominations of one or more individuals to serve as members of an "advisory board," as such term is defined in Section 2(a)(1) of the 1940 Act ("Advisory Trustees"). An individual may be eligible to serve as an Advisory Trustee only if that individual meets the requirements to be a "non-interested" Trustee under the 1940 Act and does not otherwise serve the Trust in any other capacity. Any Advisory Trustee shall serve at the pleasure of the Board and may be removed, at any time, with or without cause, by the Board. An Advisory Trustee may be nominated and elected as a Trustee, at which time he or she shall cease to be an Advisory Trustee. Advisory Trustees shall perform solely advisory functions. Unless otherwise specified by the Committee or the Board, Advisory Trustees are invited to attend meetings of the Board and all committees of the Board. Advisory Trustees shall participate in meeting discussions but do not have a vote upon any matter presented to the Board or any committee of the Board, nor do they have any power or authority to act on behalf of or to bind the Board, any committee of the Board or the Trust. Advisory Trustees shall not have any responsibilities or be subject to any liabilities imposed upon Trustees by law or otherwise. Advisory Trustees shall be entitled, to the maximum extent permitted by law, to be indemnified by the Trust and shall be covered by any liability insurance coverage that extends to Trustees and officers of the Trust. Advisory Trustees shall be paid the same meeting fees payable to Trustees and shall have their expenses reimbursed in accordance with existing Board expense reimbursement policies. Advisory Trustees shall not receive any retainer fees.

(2) Audit Committee. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met four times during the Funds' most recently completed fiscal year. Judith M. Johnson serves as the chairperson of the Audit Committee.

(3) Valuation Committee. The Board has delegated to the Valuation Committee the authority to take any necessary or appropriate action and address any issues regarding the valuation of Fund portfolio securities under the Trust's valuation procedures, including determining the fair value of securities between Board regularly scheduled meetings in instances where that determination has not otherwise been delegated to the valuation team ("Management Valuation Team") of Funds Management. The Board considers for ratification at each quarterly meeting any valuation actions taken by the Valuation Committee or the Management Valuation Team during the previous quarter that require ratification. Any one member of the Valuation Committee may constitute a quorum for a meeting of the committee. The Valuation Committee convened approximately four times during 2009.

Compensation. For the calendar year ended December 31, 2008, each Trustee received an annual retainer (payable quarterly) of $160,000 from the Fund Complex. Each Trustee and Advisory Board Member also received a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at the first telephonic Fund Complex Board meeting and each telephonic Board meeting beyond five. In addition, the Chairperson of the Fund Complex Board received an additional $40,000 annual retainer and the Chairperson of the Audit Committee received an additional $20,000 annual retainer, for the additional work and time devoted by the Chairpersons. Prior to January 1, 2008, each Trustee received an annual retainer (payable quarterly) of $140,000 from the Fund Complex. Each Trustee also received a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson of the Fund Complex Board received an additional $40,000 annual retainer and the Chairperson of the Audit Committee received an additional $16,000 annual retainer, for the additional work and time devoted by the Chairpersons.
Effective January 1, 2009, each Trustee receives an annual retainer (payable quarterly) of $160,000 from the Fund Complex. Each Trustee and Advisory Board Member receives a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson of the Fund Complex Board receives an additional $40,000 annual retainer and the Chairperson of the Audit Committee receives an additional $20,000 annual retainer, for the additional work and time devoted by the Chairpersons.

The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. Listed below is the estimated Trustee compensation that will be paid by the Funds for the fiscal year ending October 31, 2010 and by the Fund Complex for the twelve months ended December 31, 2009:

Trustee Compensation Table - Fiscal Year Ended October 31, 2010
				Independent Trustees
Fund	Peter G. Gordon	Isaiah Harris, Jr.	Judith M. Johnson	David Larcker	Olivia S. Mitchell	Timothy J. Penny	Donald C. Willeke
Growth Opportunities Fund
Small/Mid Cap Core Fund
Special Small Cap Value Fund
Traditional Small Cap Growth Fund
Total Compensation from Fund Complex[1]	$254,000	$125,467	$222,500	$125,467	$212,500	$214,000	$214,000
1	Includes Trustee compensation received by other funds within the entire Fund Complex as of December 31, 2009 (consisting of 133 funds).

Beneficial Ownership in the Funds. As of the calendar year ended December 31, 2009, the Trustees, the Advisory Board Members and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. Because the Funds are new funds which have not operated for a fiscal year, there is no share ownership information available to report for the Funds.

Ownership of Securities of Certain Entities. As of the calendar year ended December 31, 2009, none of the Independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

Investment Adviser

Wells Fargo Funds Management, LLC ("Funds Management"), an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

Affiliated Advisory Programs. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.

As compensation for its advisory services, Funds Management is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

Fund
Growth Opportunities Fund	First $500 million	0.750%
	Next $500 million	0.700%
	Next $1 billion	0.650%
	Next $2 billion	0.625%
	Over $4 billion	0.600%

Small/Mid Cap Core Fund	First $500 million	0.750%
	Next $500 million	0.700%
	Next $1 billion	0.650%
	Next $2 billion	0.625%
	Over $4 billion	0.600%

Special Small Cap Value Fund	First $500 million	0.800%
	Next $500 million	0.775%
	Next $1 billion	0.750%
	Next $2 billion	0.725%
	Over $3 billion	0.700%

Traditional Small Cap Growth Fund	First $500 million	0.800%
	Next $500 million	0.775%
	Next $1 billion	0.750%
	Next $1 billion	0.725%
	Over $3 billion	0.700%
General. Each Fund's Advisory Agreement will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

Investment Sub-Advisers

Funds Management has engaged Golden Captial Management, LLC ("Golden Capital") and Wells Capital Management, Incorporated ("Wells Capital Management"), an affiliate of Funds Management, to serve as investment sub-advisers to the Funds (each a "Sub-Adviser" and collectively, the "Sub-Advisers"). (Alternative Strategies Group, Inc., a wholly owned subsidiary of Wells Fargo, owns a 45% minority stake interest in Golden Capital.)
Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management and the Trust, the Sub-Adviser makes recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Adviser also furnishes such additional reports and information as Funds Management and the Trust's Board and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management.

For providing investment sub-advisory services to the Funds, the Sub-Advisers are entitled to receive monthly fees at the annual rates indicated below of each Fund's average daily net assets. These fees may be paid by Funds Management or directly by the Funds. If a sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

Fund	Sub-Adviser	Fee
Growth Opportunities Fund	Wells Capital Management	First $100 million	0.450%
		Next $100 million	0.40%
		Over $200 million	0.350%

Small/Mid Cap Core Fund	Golden Capital Management, LLC	First $1 billion	0.450%
		Over $1 billion	0.350%

Special Small Cap Value Fund	Wells Capital Management	First $100 million	0.550%
		Next $100 million	0.500%
		Over $200 million	0.400%

Traditional Small Cap Growth Fund	Wells Capital Management	First $100 million	0.550%
		Next $100 million	0.500%
		Over $200 million	0.400%

Portfolio Managers

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Portfolio Managers." The information in this section is provided as of __________,2010 (each a "Portfolio Manager" and together, the "Portfolio Managers"). The Portfolio Managers manage the investment activities of the Funds on a day-to-day basis as follows.

Fund	Sub-Adviser	Portfolio Mangers
Growth Opportunities Fund	Wells Capital Management	Jerome "Cam" Philpott, CFA Stuart Roberts
Small/Mid Cap Core Fund	Golden Capital	John R. Campbell, CFA
Special Small Cap Value Fund	Wells Capital Management	James M. Tringas, CFA
Traditional Small Cap Growth Fund	Wells Capital Management	Edward Rick, CFA Linda Freeman, CFA Jeffrey S. Drummond, CFA Jeffrey Harrison, CFA Paul Carder, CFA

Management of Other Accounts. The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Managers, not including the Funds. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under "Other Accounts."

[table(s) to come]

The following table indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts.

[table(s) to come]

Material Conflicts of Interest. The Portfolio Managers face inherent conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interest, the Sub-Advisers have adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that they believe address the potential conflicts associated with managing portfolios for multiple clients and ensure that all clients are treated fairly and equitably. Additionally, some of the Sub-Advisers minimize inherent conflicts of interest by assigning the Portfolio Managers to accounts having similar objectives. Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings. Furthermore, the Sub-Advisers have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the "Advisers Act") to address potential conflicts associated with managing the Funds and any personal accounts the Portfolio Managers may maintain.

Wells Capital Management. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

Golden Capital. The policies of Golden Capital require that portfolio managers treat all accounts they manage equitably and fairly in the face of such real or potential conflicts.
Golden Capital does not receive a performance fee for its management of the Funds. Golden Capital and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Funds - for instance, those that pay a higher advisory fee and/or have a performance fee. The policies of Golden Capital, however, require that portfolio managers treat all accounts they manage equitably and fairly.
Golden Capital has policies and procedures to address the various potential conflicts of interest described above. Each advisor has policies and procedures designed to ensure that portfolio managers have sufficient time and resources to devote to the various accounts they manage. Similarly, each advisor has policies and procedures designed to ensure that investments and investment opportunities are allocated fairly across accounts, and that the interests of client accounts are placed ahead of a portfolio manager's personal interests. However, there is no guarantee that such procedures will detect or address each and every situation where a conflict arises.

Compensation. The Portfolio Managers were compensated by their employing sub-adviser from the fees the Adviser paid the Sub-Adviser using the following compensation structure:

Wells Capital Management Compensation. The compensation structure for Wells Capital Management's Portfolio Managers includes a competitive fixed base salary plus variable incentives (Wells Capital Management utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to pretax relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account's individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund's portfolio may be compared for these purposes generally are indicated in the Performance" sections of the Prospectuses.

Golden Compensation. The portfolio managers receive base compensation consisting of a fixed annual salary that is competitive with industry standards, incentive compensation and participation in the firm's 401(k) profit sharing plan and profit incentive plan. Individual compensation amounts are influenced by client retention, asset growth, individual performance and the profitability of the firm. The firm currently does not have a precise formula for attributing weights to each of these criteria in determining total compensation. Final determination as to individual awards is made after consultation with members of the firm's management committee. In addition, Mr. Moser owns, indirectly, a substantial portion of the firm's interests and, accordingly, participates in the success of the firm through his ownership interests in the firm.

Beneficial Ownership in the Funds. Because the Funds are new funds which have not operated for a fiscal year, there is no share ownership information available to report.

Administrator

The Trust has retained Funds Management (the "Administrator"), the investment adviser for the Funds, located at 525 Market Street, 12th Floor, San Francisco, CA 94105, as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's average daily net assets:

	Fund-Level Administrator Fee		Class-Level Administrator Fee	Total Administrator Fee
Share Class	Average Daily Net Assets	% of Average Daily Net Assets	% of Average Daily Net Assets	Average Daily Net Assets	% of Average Daily Net Assets
Class A, Class B and Class C	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.26%	First $5 billion Next $5 billion Over $10 billion	0.31% 0.30% 0.29%
Administrator Class	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.10%	First $5 billion Next $5 billion Over $10 billion	0.15% 0.14% 0.13%
Institutional Class	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.08%	First $5 billion Next $5 billion Over $10 billion	0.13% 0.12% 0.11%

Distributor

Wells Fargo Funds Distributor, LLC ("Funds Distributor"), an affiliate of Funds Management located at 525 Market Street, San Francisco, California 94105, serves as the distributor to the Funds.

The Funds that offer Class B and Class C shares have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class B and Class C shares. The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of these Funds pay the Distributor, on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses. Class B shares are closed to new investors and additional investments (except in connection with reinvestment of any distributions and permitted exchanges and at the closing of a reorganization). The Distributor may use the fees payable under the Plan to make payments to selling or servicing agents for past sales and distribution efforts, as well as for the provision of ongoing services to shareholders.

The actual fee payable to the Distributor by these Funds and classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the Financial Industry Regulatory Authority ("FINRA") under the Conduct Rules. The Distributor's distribution-related revenues from the Plan may be more or less than distribution-related expenses incurred during the period. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

DISTRIBUTION FEES

Because the Funds first commenced operations on July 9, 2010, the Funds do not yet have information on any fees for distribution-related services paid to the Distributor for its initial fiscal year.

General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of a Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.

Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with the Distributor authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

Shareholder Servicing Agent

The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Administrator Class, Class R and Investor Class shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules enforced by FINRA.

General. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

Custodian and Fund Accountant

State Street Bank and Trust Company ("State Street"), located at State Street Financial Center, One Lincoln Street Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Funds. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of each Fund, handles the receipt and delivery of securities, selects and monitors foreign sub custodians as the Fund's global custody manager, determines income and collects interest on each Fund's investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating each Fund's daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs.

Transfer and Distribution Disbursing Agent

Boston Financial Data Services, Inc. ("BFDS"), located at Two Thousand Crown Colony Drive, Quincy, Massachusetts 02169, acts as transfer and distribution disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

Underwriting Commissions

The Distributor serves as the principal underwriter distributing securities of the Funds on a continuous basis.

Code of Ethics

The Fund Complex, the Adviser, the Distributor and the Sub-Advisers each has adopted a code of ethics which contains policies on personal securities transactions by "access persons" as defined in each of the codes. These policies comply with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, as applicable. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. Such restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the Wells Fargo Advantage Funds family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, the Adviser, the Distributor and the Sub-Advisers are on public file with, and are available from, the SEC.

DETERMINATION OF NET ASSET VALUE

The NAV per share for each Fund is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of each Fund's shares.

Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we also use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of a Fund's assets that are invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Money market instruments and debt instruments maturing in 60 days or less generally are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For a Fund that invests directly in foreign securities, portfolio securities are generally valued on the basis of quotations from the primary market in which they are traded. However, if, in the judgment of the Board, a security's value has been materially affected by events occurring after the close of the exchange or the market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used to determine its value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Funds may be purchased on any day a Fund is open for business. Generally, each Fund is open for business each day the New York Stock Exchange is open for trading (a "Business Day"). The New York Stock Exchange is currently closed in observance of New Year's Day, Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

Purchase orders for a Fund received before such Fund's NAV calculation time, generally are processed at such time on that Business Day. Purchase orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the distribution, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

Each Fund reserves the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Fund may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. In addition, the Fund may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectuses.
The Dealer Reallowance for Purchases of Class A Shares is as Follows:

Amount of Purchase	Front-End Sales Charge as % of Public Offering Price	Front-End Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - $99,999	4.75%	4.99%	4.00%
$100,000 - $249,999	3.75%	3.90%	3.00%
$250,000 - $499,999	2.75%	2.83%	2.25%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 and over[1]	0.00%	0.00%	0.00%
1	We will assess Class A purchases of $1,000,000 or more a contingent deferred sales charge ("CDSC") if they are redeemed within eighteen months from the date of purchase, unless the dealer of record waived its commission. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

Purchases and Redemptions for Existing Wells Fargo Advantage Funds Account Holders Via the Internet. All shareholders with an existing Wells Fargo Advantage Funds account may purchase additional shares of funds or classes of funds within the Wells Fargo Advantage family of funds that they already own and redeem existing shares via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Advantage Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. Internet account access is available for institutional clients. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com/ advantagefunds for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

Extraordinary Circumstances Affecting Redemptions. Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than seven days for each Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable or practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

Waiver of Minimum Initial Investment Amount for Investor Class Shares for Eligible Investors. An eligible investor (as defined below) may purchase Investor Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include: Current and retired employees, directors/trustees and officers of: (i) Wells Fargo Advantage Funds (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and Family members, as defined in the prospectus, of any of the above.

Reduced Sales Charges for Former C&B Portfolio Shareholders. Shareholders who purchased shares of the C&B Portfolios directly from the C&B Portfolios, and who became Wells Fargo Advantage Fund shareholders in the reorganization between the Advisors' Inner Circle Fund and the Trust effective July 26, 2004 will be permitted to purchase Class A shares of any Wells Fargo Advantage Fund and any unnamed shares of WealthBuilder Portfolios at NAV. Please see your account representative for details.

Reduced Sales Charges for Former Montgomery Fund Shareholders. Former Montgomery Fund Class P and Class R shareholders who purchased their shares directly from the Montgomery Funds and became Wells Fargo Advantage Fund shareholders in the reorganization, may purchase Class A shares of any Wells Fargo Advantage Fund, and any unnamed shares of WealthBuilder Portfolios at NAV. Shareholders who did not purchase such shares directly may purchase additional shares in the respective acquiring Wells Fargo Advantage Fund at NAV.

Reduced Sales Charges for Affiliated Funds. Any affiliated fund that invests in a Wells Fargo Advantage Fund may purchase Class A shares of such fund at NAV.

Reduced Sales Charges for Certain Holders of Class C Shares. No CDSC is imposed on redemptions of Class C shares where a fund did not pay a sales commission at the time of purchase.

Investors Eligible to Acquire Class B Shares. Class B shares are closed to new investors and additional investments from existing shareholders, except that existing shareholders of Class B shares may reinvest any distributions into Class B shares and exchange their Class B shares for Class B shares of other Wells Fargo Advantage Funds (as permitted by current exchange privilege rules, except specified persons may acquire Class B shares of a Fund in connection with the closing of a reorganization and except specified persons may acquire Class B shares of a Fund in connection with the closing of a reorganization). No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a distribution reinvestment or permitted exchange, or in connection with the closing of a reorganization.

Waiver of Minimum Initial Investment Amount for Institutional Class Shares for Eligible Investors. An eligible investor (as defined below) may purchase Institutional Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount. Eligible investors include:

  Clients of sub-advisers to those Funds which offer an Institutional Class who are clients of such sub-advisers at the time of their intended purchase of such Institutional Class shares;

  Clients of Wells Capital Management who are clients of Wells Capital Management at the time of their intended purchase of Institutional Class shares; and

  Clients of Wells Fargo Institutional Retirement Trust (IRT) who are clients of IRT at the time of their intended purchase of Institutional Class shares.

Related shareholders or shareholder accounts may be aggregated in order to meet the minimum initial investment requirement for Institutional Class shares. The following are examples of relationships that may qualify for aggregation:

  Related business entities, including;

  Corporations and their subsidiaries;

  General and limited partners; and

  Other business entities under common ownership or control.

  Shareholder accounts that share a common tax-id number.

  Accounts over which the shareholder has individual or shared authority to buy or sell shares on behalf of the account (i.e., a trust account or a solely owned business account).

All of the minimum initial investment waivers listed above may be modified or discontinued at any time.

Waiver of Minimum Initial and Subsequent Investment Amounts for All Shares Classes for Special Operational Accounts. Shares of any and all share classes of the Wells Fargo Advantage Funds may be acquired in special operational accounts (as defined below) without meeting the applicable minimum initial or subsequent investment amounts. Special operational accounts are designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions.

Compensation to Dealers and Shareholder Servicing Agents. Set forth below is a list of the member firms of FINRA to which the Adviser, the Funds' Distributor or their affiliates made payments out of their revenues in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders in the year ending December 31, 2009 ("Additional Payments"). (Such payments are in addition to any amounts paid to such FINRA firms in the form of dealer reallowances or fees for shareholder servicing or distribution. The payments are discussed in further detail in the Prospectuses under the title "Compensation to Dealers and Shareholder Servicing Agents"). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2009, are not reflected:

FINRA member firms

  401(k) Investment Services, Inc.

  ADP Broker-Dealer, Inc.

  A.G. Edwards & Sons, Inc.

  AIG Retirement Services Company

  Ameriprise Financial Services, Inc.

  Barclays Capital, Inc.

  Charles Schwab & Co., Inc.

  Citigroup Global Markets, Inc.

  CitiStreet Advisors LLC

  DWS Investments Distributors, Inc.

  Fidelity Brokerage Services LLC

  Goldman, Sachs & Co.

  GPC Securities, Inc.

  GWFS Equities, Inc.

  GunnAllen Financial, Inc.

  H.D. Vest Financial Services

  Hewitt Financial Services, LLC

  Hightower Securities, LLC

  J. P. Morgan Securities Inc.

  LPL Financial Corp.

  Mellon Financial Markets, LLC

  Merrill Lynch, Pierce, Fenner & Smith, Inc.

  Merriman Curhan Ford & Co. Inc.

  Mid Atlantic Capital Corporation

  Morgan Stanley DW Inc.

  MSCS Financial Services, LLC

  Nationwide Investment Services Corp.

  Pershing LLC

  Prudential Investment Management Services, LLC

  Prudential Retirement Brokerage Services, Inc.

  Raymond James & Associates, Inc.

  RBC Dain Rauscher, Inc.

  Robert W. Baird & Co.

  Ross, Sinclaire & Associates, LLC

  Security Distributors, Inc.

  State Street Global Markets, LLC

  TD Ameritrade Trust Company

  UBS Financial Services, Inc.

  VALIC Financial Advisors, Inc.

  Wachovia Capital Markets, LLC

  Wachovia Securities, LLC

  Wells Fargo Investments

In addition to member firms of FINRA, Additional Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list.

Also not included on the list above are other subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds' Distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Sub-Advisers are responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Advisers to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Advisers generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, affiliated broker-dealers. However, the Funds and Funds Management have adopted a policy pursuant to Rule 12b- 1(h) under the 1940 Act that prohibits the Funds from directing portfolio brokerage to brokers who sell Fund shares as compensation for such selling efforts. In the over-the-counter market, securities are generally traded on a "net" basis with brokerdealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the broker-dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

In placing orders for portfolio securities of the Fund, the Fund's Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the trade execution procedures of the Sub-Adviser to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer.

The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, a Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which a sub-adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

Portfolio Turnover. The portfolio turnover rate is not a limiting factor when a Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Fund's whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also result in adverse tax consequences to a Fund's shareholders.

Because the Funds have not yet commenced operations, no portfolio turnover informations is available.

Brokerage Commissions. Because the Funds first commenced operations on July 9, 2010, the Funds do not have information on brokerage commissions paid in its initial fiscal year.

Directed Brokerage Commissions. Because the Funds first commenced operations on July 9, 2010, the Funds do not have information on any directed brokerage commissions paid for its initial fiscal year.

Securities of Regular Broker-Dealers. The Funds are required to identify any securities of their "regular brokers or dealers" (as defined under the 1940 Act) or of their parents that the Funds may hold at the close of their most recent fiscal year. As of October 31, 2009, the following Funds held securities of their regular broker-dealers or of their parents as indicated in the amounts shown below.

Securities of Regular Broker-Dealers. The Funds are required to identify any securities of their "regular brokers or dealers" (as defined under the 1940 Act) or of their parents that the Funds may hold at the close of their most recent fiscal year. Because the Funds first commenced operations on July 9, 2010, this information is not yet available.

FUND EXPENSES

From time to time, Funds Management may waive fees from a Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and distribution disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues (including membership dues in the Investment Company Institute allocable to a Fund); brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to a Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.

FEDERAL INCOME TAXES

The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." Each Prospectus generally describes the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.

A shareholder's tax treatment may vary depending upon the shareholder's particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or IRAs), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in each Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult their own tax advisers and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.

Qualification as a Regulated Investment Company. It is intended that each Fund qualify as a regulated investment company ("RIC") under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund's principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. However, 100% of the net income derived from an interest in a qualified publicly traded partnership will be treated as qualifying income.

Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund's taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund's total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term "outstanding voting securities of such issuer" includes the equity securities of a qualified publicly traded partnership, and in the case of a Fund's investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net longterm capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year, if any. If a Fund meets all of the RIC requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute, or be deemed to have distributed, a sufficient amount of its investment company taxable income (as described above) and net tax-exempt interest income, if any, in a timely manner to maintain its status as a RIC and eliminate fund-level federal income taxation of such distributed income. However, no assurance can be given that a Fund will not be subject to federal income tax.

Moreover, the Funds may retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at corporate rates on the amount of net capital gain retained, but may designate the retained amount as undistributed capital gain in a notice to its shareholders, who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

If, for any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable to shareholders as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if a Fund which had previously qualified as a RIC were to fail to qualify as a RIC for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to tax on such built-in gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.

Equalization Accounting. Each Fund may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS has not expressly sanctioned the particular equalization method used by a Fund, and thus the Fund's use of this method may be subject to IRS scrutiny.

Capital Loss Carry-Forwards. A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to fund-level federal income tax, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses. Because the Funds have not yet commenced operations, the Funds do not have capital loss carry-forwards to report.

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carry-forwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization may be subject to severe limitations that could make such losses substantially unusable.

Excise Tax. If a Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and thus expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by a Fund).

Taxation of Investments. In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount ("OID") (generally, a debt obligation with a purchase price less than its principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt obligations that is currently includible in income, even though the cash representing such income may not have been received by a Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by the Fund which a Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund holding such a security receives no interest payment in cash on the security during the year.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain orloss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark-to-market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below). These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.

Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign currency loss exceeds a Fund's net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a "straddle" and at least one (but not all) of the Fund's positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a "mixed straddle." A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income to fail to satisfy the applicable holding period requirements and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed. The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code's constructive ownership rules.

The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

In addition, a Fund's transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments to the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into longterm capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares, and (iii) thereafter, as capital gain. If a Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income in order to qualify as a RIC.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a RIC might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in derivatives transactions.

A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.

A Fund may invest directly or indirectly (e.g., through a REIT) in residual interests in real estate mortgage investment conduits ("REMICs") or in REITs or qualified REIT subsidiaries that are taxable mortgage pools ("REIT TMPs"). Under recent IRS guidance, a Fund must allocate "excess inclusion income" received directly or indirectly from REMIC residual interests or REIT TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or REIT TMPs directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes unrelated business taxable income ("UBTI") to Keogh, 401(k) and qualified pension plans, as well as IRAs and certain other tax exempt entities, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, does not qualify for any reduction, by treaty or otherwise, in the 30% federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal corporate income tax rate. To the extent permitted under the Investment Act of 1940, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund. The Funds have not yet determined whether such an election will be made.

"Passive foreign investment companies" ("PFICs") are generally defined as foreign corporations with respect to which at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and interest charges on "excess distributions" received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance that they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of Distributions. Distributions paid out of a Fund's current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

For federal income tax purposes, distributions of investment income (except for exempt-interest dividends (defined below)) are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions properly designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. Each Fund will designate capital gain dividends, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges the shareholder's Fund shares, subject to the discussion below, the shareholder generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and the shareholder's tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previously incurred charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under the "wash sale" rules to the extent the shareholder purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives, or is deemed to receive, a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI.

Federal Income Tax Rates. As of the date of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net long-term capital gain.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" equal to the highest net long-term capital gains rate, which generally is 15%. In general, "qualified dividend income" is income attributable to dividends received by a Fund in taxable years beginning on or before December 31, 2010, from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation's stock and by the shareholders with respect to the Fund's shares. If 95% or more of a Fund's gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund's ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of a Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by a Fund from securities lending, repurchase, and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisers and financial planners.

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of federal income tax laws.

Backup Withholding. A Fund is generally required to withhold and remit to the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (i) the shareholder fails to furnish the Fund with a correct "taxpayer identification number" ("TIN"), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is otherwise subject to backup withholding. These backup withholding rules may also apply to distributions that are properly designed as exempt interest dividends (defined below). Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder's federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

Corporate Shareholders. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisers and financial planners.

A portion of the interest paid or accrued on certain high-yield discount obligations that the Fund owns may not be deductible to the issuer. If a portion of the interest paid or accrued on certain high-yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction if certain requirements are met. In such cases, if the issuer of the high-yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such interest.

Foreign Shareholders. For purposes of this discussion, "foreign shareholders" include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations. "Exempt foreign shareholders" are foreign shareholders from whom a Fund obtains a properly completed and signed certificate of foreign status.

Generally, subject to certain exceptions described below, distributions made to foreign shareholders will be subject to nonrefundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty, except in the case of excess inclusion income, which does not qualify for any treaty exemption or reduction), even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, for taxable years of a Fund beginning before January 1, 2010, distributions made to exempt foreign shareholders and properly designated by a Fund as "interest-related dividends" will be exempt from federal income tax withholding. Interest-related dividends are generally attributable to the Fund's net interest income earned on certain debt obligations and paid to foreign shareholders. In order to qualify as an interest-related dividend, the Fund must designate a distribution as such in a written notice mailed to its shareholders not later than 60 days after the close of the Fund's taxable year. Notwithstanding the foregoing, if any distribution described above is "effectively connected" with a U.S. trade or business (or, if an applicable income tax treaty so requires, is attributable to a permanent establishment) of the recipient foreign shareholder, neither federal income tax withholding nor the exemption for interest-related dividends will apply, the distribution will be subject to the tax, withholding, and reporting requirements generally applicable to U.S. shareholders and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation.

In general, a foreign shareholder's capital gains realized on the disposition of Fund shares, and capital gain dividends, with respect to taxable years of a Fund beginning before January 1, 2010, "short-term capital gain dividends" (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an applicable income tax treaty so requires, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of capital gain dividends and certain other conditions are met; or (iii) the Fund shares on which the foreign shareholder realized gain constitute U.S. real property interests ("USRPIs," defined below) or, in certain cases, distributions are attributable to gain from the sale or exchange of a USRPI. If the requirements of clause (i) are met, the tax, withholding, and reporting requirements applicable to U.S. shareholders generally will apply to the foreign shareholder, and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation. If the requirements of clause (i) are not met but the requirements of clause (ii) are met, such gains and distributions will be subject to federal income tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). If the requirements of clause (iii) are met, the foreign shareholder may be subject to certain tax, withholding, and/or reporting requirements, depending in part on whether the foreign shareholder holds (or has held in the prior 12 months) more than a 5% interest in the Fund. "Short-term capital gain dividends" are distributions attributable to a Fund's net short-term capital gain in excess of its net long-term capital loss and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

Subject to certain exceptions, a "USRPI" is generally defined as (i) an interest in real property located in the United States or the Virgin Islands, or (ii) any interest (other than solely as a creditor) in a domestic corporation that was a U.S. real property holding corporation (as defined in the Code) at any time during the shorter of the five-year period ending on the testing date or the period during which the interest was held.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, a foreign shareholder must comply with applicable certification requirements relating to its foreign status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders should consult their tax advisers in this regard.

In the case of shares held through an intermediary, even if a Fund makes a designation with respect to a payment, no assurance can be made that the intermediary will respect such a designation. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Even if permitted to do so, the Funds provide no assurance that they will designate any dividends as interest-related dividends or short-term capital gain dividends. Special tax rules apply to distributions that a qualified investment entity ("QIE") makes to foreign shareholders that are attributable to gain from the QIE's sale or exchange of a USRPI.

Special tax rules also apply to the sale of shares in a U.S. real property holding corporation ("USRPHC"). However, the Funds do not expect such special tax rules to apply because the Funds do not expect to be QIEs or USRPHCs.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

As discussed above, distributions and redemption proceeds paid or credited to a foreign shareholder are generally exempt from backup withholding. However, a foreign shareholder may be required to establish that exemption by providing certification of foreign status on an appropriate IRS Form W-8.

Tax-Deferred Plans. Shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. However, shares of the Funds may not be suitable for tax-deferred retirement and other tax-advantaged plans and accounts since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of certain distributions from the Funds (discussed below). Such distributions may ultimately be taxable to the beneficiaries when distributed to them. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Tax-Exempt Shareholders. Shares of the Funds may not be suitable for tax-exempt shareholders since such shareholders generally would not benefit from the exempt status of distributions from the Funds (discussed below). Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Funds.

Any investment in residual interests of a collateralized mortgage obligation that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.

Special tax consequences apply to charitable remainder trusts ("CRTs") (as defined in Section 664 of the Code) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in REIT TMPs. CRTs are urged to consult their own tax advisers and financial planners concerning these special tax consequences.

Tax Shelter Reporting Regulations. Under Treasury Regulations, if an individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While each Fund does not purchase securities to exercise control or to seek to effect corporate change through share ownership, it supports sound corporate governance practices within companies in which it invests and reflects that support through its proxy voting process.

Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently in the same matter when securities of an issuer are held by multiple Funds of the Trusts. However, proxies for securities held by the Social Sustainability Fund related to social and environmental proposals will be voted pursuant to RiskMetrics Group's ("RMG") then current SRI Proxy Voting Guidelines. Accordingly, the Social Sustainability Fund may vote its proxies related to social and environmental proposals differently than the other Funds.

The Procedures set forth Funds Management's general position on various proposals, such as:

  Routine Items – Funds Management will generally vote for uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

  Corporate Governance – Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification or to comply with what management's counsel interprets as applicable law.

  Anti-Takeover Matters – Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

  Mergers/Acquisitions and Corporate Restructurings – Funds Management's Proxy Committee will examine these items on a case-by-case basis.

  Shareholder Rights – Funds Management will generally vote against proposals that may restrict shareholder rights.

  Capital Structure Changes - Funds Management will follow the RiskMetrics Group ("RMG") capital structure model in evaluating requested increases in authorized common stock. In addition, even if capital requests of less than or equal to 300% of outstanding shares fail the calculated allowable cap, Funds Management will evaluate the request on a case-by-case basis, potentially voting for the proposal based on the company's performance and whether the company's ongoing use of shares has shown prudence.

  Executive and Director Compensation Plans - Funds Management will analyze on a case-by-case basis proposals on executive or director compensation plans, with the view that viable compensation programs reward the creation of shareholder wealth by having high payout sensitivity to increases in shareholder value.

  Disclosure on Executive or Director Compensation Cap or Restrict Executive or Director Compensation - Funds Management will generally vote for shareholder proposals requiring companies to report on their executive retirement benefits (deferred compensation, split-dollar life insurance, SERPs, and pension benefits. Funds Management will generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote, unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans. Funds Management will generally vote against proposals that seek to limit executive and director pay.

    Whether adoption of the proposal is likely to enhance or protect shareholder value;

    Whether the information requested concerns business issues that relate to a meaningful percentage of the company's business as measured by sales, assets, and earnings;

    The degree to which the company's stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

    Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

    Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

    Whether the company's analysis and voting recommendation to shareholders are persuasive;

    What other companies have done in response to the issue addressed in the proposal;

    Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

    Whether implementation of the proposal's request would achieve the proposal's objectives;

    Whether the subject of the proposal is best left to the discretion of the board;

    Whether the requested information is available to shareholders either from the company or from a publicly available source; and

    Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.
In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Fund's voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (i) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (ii) disclosing the conflict to the Board and obtaining their consent before voting; (iii) submitting the matter to the Board to exercise its authority to vote on such matter; (iv) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy; (v) consulting with outside legal counsel for guidance on resolution of the conflict of interest; (vi) erecting information barriers around the person or persons making voting decisions; (vii) voting in proportion to other shareholders; or (viii) voting in other ways that are consistent with each Fund's obligation to vote in the best interests of its shareholders. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a subadviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.
While Funds Management uses its best efforts to vote proxies, in certain circumstances it may be impractical or impossible for Funds Management to vote proxies (e.g., limited value or unjustifiable costs). For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, Funds Management must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. As a result, Funds Management will generally not vote those proxies in the absence of an unusual, significant vote or compelling economic importance. Additionally, Funds Management may not be able to vote proxies for certain foreign securities if Funds Management does not receive the proxy statement in time to vote the proxies due to custodial processing delays.
As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (i.e., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.
Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 may be obtained on the Funds' Web site at www.wellsfargo.com/advantagefunds or by accessing the SEC's Web site at www.sec.gov.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

I. Scope of Policies and Procedures. The following policies and procedures (the "Procedures") govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust ("Funds Trust"), Wells Fargo Master Trust ("Master Trust") and Wells Fargo Variable Trust ("Variable Trust") (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the "Funds" or individually as the "Fund") now existing or hereafter created.

II. Disclosure Philosophy. The Funds have adopted these Procedures to ensure that the disclosure of a Fund's portfolio holdings is accomplished in a manner that is consistent with a Fund's fiduciary duty to its shareholders. For purposes of these Procedures, the term "portfolio holdings" means the stock, bond and derivative positions held by a non-money market Fund and does not include the cash investments held by the Fund. For money market funds, the term "portfolio holdings" includes cash investments, such as investments in repurchase agreements.

Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

III. Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds' website until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A. Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds' website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. Money market Fund holdings shall be made publicly available on the Fund's website on a monthly, 7-day delayed basis.

B. Top Ten Holdings. Top ten holdings information (excluding derivative positions) for each Fund (except for funds that operate as fund of funds and money market funds) shall be made publicly available on the Funds' website on a monthly, sevenday or more delayed basis.

C. Fund of Funds Structure.
 1. The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds' website and included in fund fact sheets on a monthly, seven-day or more delayed basis.
 2. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' website simultaneous with the change.

Furthermore, as required by the SEC, each Fund shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter. Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports.

Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

IV. List of Approved Recipients. The following list describes the limited circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A. Sub-Advisers. Sub-advisers shall have full daily access to Fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities. A new Fund sub-adviser may periodically receive full portfolio holdings information for such Fund from the date of Board approval through the date upon which they take over day-to-day investment management activities. Such disclosure will be subject to confidential treatment.

B. Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated ("Wells Capital Management") shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C. Funds Management/Wells Fargo Funds Distributor, LLC.
 1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/ or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PNC's Datapath system.
 2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.
 3. Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

D. External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds' accounting agent however, only for those Funds in which such subadviser provides investment advisory services. Funds Management also utilizes the services of RMG and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both RMG and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E. Rating Agencies. Nationally Recognized Statistical Ratings Organizations ("NRSROs") may receive full Fund holdings for rating purposes.

V. Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

VI. Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Funds, persons considering investment in the Funds or representatives of such shareholders or potential shareholders. The content and nature of the information provided to each of these persons may differ.

Certain of the information described above will be included in quarterly fund commentaries and will contain information that includes, among other things, top contributors/detractors from fund performance and significant portfolio changes during the calendar quarter. This information will be posted contemporaneously with their distribution on the Funds' website.

No person shall receive any of the information described above if, in the sole judgment of Funds Management, the information could be used in a manner that would be harmful to the Funds.

VII. Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.

CAPITAL STOCK

The Funds are twelve series of the Trust in the Wells Fargo Advantage family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

Most of the Trust's series are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's series also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a series represents an equal, proportionate interest in the series with all other shares. Shareholders bear their pro rata portion of a series' operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other series or classes of shares offered.

With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory agreement, since it affects only one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

As used in the Prospectus(es) and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of a Fund means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Because the Funds first commenced operations on the date of this SAI, no beneficial ownership information as of a prior date is available.

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a person identified in the foregoing table is identified as the beneficial owner of more than 25% of a Fund, or is identified as the record owner of more than 25% of a Fund and has voting and/or investment powers, it may be presumed to control such Fund. A controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

OTHER INFORMATION

The Trust's Registration Statement, including the Prospectus(es) and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC, located at 100 "F" Street NE, in Washington, D.C., 20549-0102. Statements contained in the Prospectus(es) or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus(es) are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is 1601 Market Street, Philadelphia, PA 19103.

FINANCIAL INFORMATION

Because the Funds first commenced operations on July 16, 2010, no audited financial statements for a prior fiscal year are available.

APPENDIX

The ratings of Standard & Poor's ("S&P"), Moody's Investors Services ("Moody's"), Fitch Investor Services ("Fitch"), represent their opinion as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

The following is a description of the ratings given by S&P, Fitch, and Moody's to corporate and municipal bonds and corporate and municipal commercial paper and variable rate demand obligations.

Corporate Bonds

S&P

S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities. Plus (+) or minus(-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

Moody's

Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment-grade securities.

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

Fitch

National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

AAA(xxx) - 'AAA' national ratings denote the highest rating assigned in its national rating scale for that country. This rating is assigned to the "best" credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

AA(xxx) - 'AA' national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country's highest rated issuers or issues.

A(xxx) - 'A' national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

BBB(xxx) - 'BBB' national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment.

BB(xxx) - 'BB' national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to dome degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx) - 'B' national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payment is contingent upon a sustained, favorable business and economic environment.

CCC(xxx), CC(xxx), C(xxx) - These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

DDD(xxx), DD(xxx), D(xxx) - These categories of national ratings are assigned to entities or financial commitments which are currently in default.

Short-Term Issue Credit Ratings (including Commercial Paper)

S&P:

A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody's:

Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of shortterm deposit obligations.

Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

Fitch

National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

F1(xxx) - Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the"best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong , a "+" is added to the assigned rating.

F2(xxx) - Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx) - Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx) - Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx) - Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D(xxx) - Indicates actual or imminent payment default.

Note to National Short-Term ratings: In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, our National Short-Term Ratings definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by those regulatory scales, e.g. A1+, A1, A2 and A3.

Variable Rate Demand Obligations

S&P:

SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 - Speculative capacity to pay principal and interest.

Moody's:

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

WELLS FARGO FUNDS TRUST
FILE NOS. 333-74295; 811-09253

PART C
OTHER INFORMATION

Item 28. Exhibits

Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Number	Exhibit Description	Location
(a)	Amended and Restated Declaration of Trust	Incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.
(b)	Not applicable
(c)	Not applicable
(d)(1)	Investment Advisory Agreement with Wells Fargo Funds Management, LLC

Incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009; Schedule A, to be filed by amendment.

(d)(2)	Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009; Schedule A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.
(d)(3)	Investment Sub-Advisory Agreement with Schroder Investment Management North America Inc.	Incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.
(d)(4)	Investment Sub-Advisory Agreement with Wells Capital Management Incorporated

Incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Schedule A, and Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009; Schedule A and Appendix A, to be filed by amendment.

(d)(5)	Investment Sub-Advisory Agreement with RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC)	Incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.
(d)(6)	Investment Sub-Advisory Agreement with Global Index Advisors, Inc.

Incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006. Appendix A incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007. Appendix B, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(d)(7)	Investment Sub-Advisory Agreement with LSV Asset Management	Incorporated by reference to Post-Effective Amendment No. 147, filed January 28, 2010.
(d)(8)	Investment Sub-Advisory Agreement with Cooke & Bieler, L.P.	Incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009.
(d)(9)	Investment Sub-Advisory Agreement with Artisan Partners Limited Partnership	Incorporated by reference to Post-Effective Amendment No. 82, filed March 1, 2005; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005.
(d)(10)	Investment Sub-Advisory Agreement with Matrix Asset Advisors, Inc.	Incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.
(d)(11)	Sub-Advisory Agreement with Phocas Financial Corporation	Incorporated by reference to Post-Effective Amendment No. 122, filed March 21, 2008.
(d)(12)	Sub-Advisory Agreement with Nelson Capital Management, LLC	Incorporated by reference to Post-Effective Amendment No. 131, filed October 1, 2008.
(d)(13)	Sub-Advisory Agreement with Evergreen Investment Management Company, LLC ("Evergreen Investments")	Incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009.
(d)(14)	Investment Sub-Advisory Contract with Cadence Capital Management	To be filed by amendment.
(d)(15)	Investment Sub-Advisory Contract with Galliard Capital Management, Inc.	To be filed by amendment.
(d)(16)	Investment Sub-Advisory Contract with Peregrine Capital Management, Inc.	To be filed by amendment.
(d)(17)	Sub-Advisory Agreement with First International Advisors, LLC	To be filed by amendment.
(d)(18)	Sub-Advisory Agreement with Metropolitan West Capital Management, LLC	To be filed by amendment.
(d)(19)	Sub-Advisory Agreement with Golden Capital Management, LLC	To be filed by amendment.
(d)(20)	Sub-Advisory Agreement with Crow Point Partners, LLC	To be filed by amendment.
(d)(21)	Investment Advisory Agreement with Wells Fargo Funds Management, LLC with respect to Asset Allocation Fund	To be filed by amendment.
(e)	Distribution Agreement with Wells Fargo Funds Distributor, LLC	Incorporated by reference to Post-Effective Amendment No. 84, filed July 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.
(f)	Not applicable
(g)(1)	Securities Lending Agency Agreement by and among Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management, LLC and Wells Fargo Bank, N.A.	Incorporated by reference to Post-Effective Amendment No. 134, filed January 28, 2009. Schedule 4, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.
(g)(2)	Master Custodian Agreement with State Street Bank and Trust Company	Incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.
(h)(1)	Administration Agreement with Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Schedule A to Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.
(h)(2)	Transfer Agency and Service Agreement with Boston Financial Data Services, Inc.	Incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006; Schedule A thereto, incorporated by reference to Post-Effective Amendment No. 147, filed January 28, 2010.
(h)(3)	Shareholder Servicing Plan	Incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.
(h)(4)	Administrative and Shareholder Servicing Agreement, Form of Agreement	Incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.
(i)	Legal Opinion	Incorporated by reference to Post-Effective Amendment No. 147, filed January 28, 2010 and Post-Effective Amendment No. 139, filed September 28, 2009.
(j)(A)	Consent of Independent Auditors	To be filed by amendment.
(j)(1)	Power of Attorney, Peter G. Gordon	Incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.
(j)(2)	Power of Attorney, Timothy J. Penny	Incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.
(j)(3)	Power of Attorney, Donald C. Willeke	Incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.
(j)(4)	Power of Attorney, Karla M. Rabusch	Incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.
(j)(5)	Power of Attorney, Olivia S. Mitchell	Incorporated by reference to Post-Effective Amendment No. 90, filed March 1, 2006.
(j)(6)	Power of Attorney, Judith M. Johnson	Incorporated by reference to Post-Effective Amendment No. 131, filed October 1, 2008.
(j)(7)	Power of Attorney, Isaiah Harris, Jr.	Incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009.
(j)(8)	Power of Attorney, David F. Larcker	Incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009.
(j)(9)	Power of Attorney, David Berardi	Incorporated by reference to Post-Effective Amendment No. 138, filed June 26, 2009.
(j)(10)	Power of Attorney, Jeremy DePalma, Jr.	Incorporated by reference to Post-Effective Amendment No. 138, filed June 26, 2009.
(j)(11)	Power of Attorney, Kasey Phillips	Incorporated by reference to Post-Effective Amendment No. 142, filed November 19, 2009.
(k)	Not applicable
(l)	Not applicable
(m)	Distribution Plan

Incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 127, filed July 1, 2008; Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(n)	Rule 18f-3 Multi-Class Plan	Incorporated by reference to Post-Effective Amendment No. 131, filed October 1, 2008; Appendix A thereto, incorporated by reference to Post-Effective Amendment No. 147, filed January 28, 2010.
(o)	Not applicable
(p)(1)	Joint Code of Ethics for Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Variable Trust	Incorporated by reference to Post-Effective Amendment No. 145, filed December 21, 2009.
(p)(2)	Joint Code of Ethics for Wells Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC	Incorporated by reference to Post-Effective Amendment No. 145, filed December 21, 2009.
(p)(3)	RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC) Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 143, filed November 25, 2009.
(p)(4)	Schroder Investment Management North America Inc. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.
(p)(5)	Wells Capital Management Incorporated Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 127, filed July 1, 2008.
(p)(6)	LSV Asset Management Code of Ethics and Personal Trading Policy	Incorporated by reference to Post-Effective Amendment No. 138, filed June 26, 2009.
(p)(7)	Cooke & Bieler, L.P. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 127, filed July 1, 2008.
(p)(8)	Artisan Partners Limited Partnership Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 129, filed September 26, 2008.
(p)(9)	Matrix Asset Advisors, Inc. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.
(p)(10)	Global Index Advisors, Inc. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.
(p)(11)	Phocas Financial Corporation Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 138, filed June 26, 2009.
(p)(12)	Nelson Capital Management, LLC, Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.
(p)(13)	Evergreen Investments Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 145, filed December 21, 2009.
(p)(14)	Cadence Capital Management Code of Ethics	To be filed by amendment.
(p)(15)	Galliard Capital Management, Inc. Code of Ethics	To be filed by amendment.
(p)(16)	Peregrine Capital Management, Inc. Code of Ethics	To be filed by amendment.
(p)(17)	First International Advisors, LLC Code of Ethics	To be filed by amendment.
(p)(18)	Metropolitan West Capital Management, LLC Code of Ethics	To be filed by amendment.
(p)(19)	Golden Capital Management, LLC Code of Ethics	To be filed by amendment.
(p)(20)	Crow Point Partners, LLC Code of Ethics	To be filed by amendment.

Item 29. Persons Controlled by or Under Common Control with Registrant.

Registrant believes that no person is controlled by or under common control with Registrant.

Item 30. Indemnification.

Article IX of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's Trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Article III, Section 1(t) of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 31. Business or Other Connections of Investment Advisor

(a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

(b) Global Index Advisors, Inc. ("GIA"), serves as a sub-adviser to various Funds of Wells Fargo Funds Trust (the "Trust"). The descriptions of GIA in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of GIA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(c) Wells Capital Management Incorporated ("Wells Capital Management"), a wholly owned subsidiary of Wells Fargo Bank, serves as sub-adviser to various Funds of the Trust. The descriptions of Wells Capital Management in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(d) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-adviser to the Small Cap Opportunities Fund of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(e) RCM Capital Management, LLC, serves as sub-adviser for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of RCM in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of RCM is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(f) LSV Asset Management ("LSV") serves as co-sub-adviser for the International Equity Fund of the Trust. The descriptions of LSV in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of LSV is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(g) Cooke & Bieler, L.P. ("Cooke & Bieler") serves as sub-adviser for the Wells Fargo C&B Mid Cap Value Fund and Wells Fargo C&B Tax-Managed Value Fund of the Trust and for the C&B Large Cap Value Portfolio of Master Trust in which the C&B Large Cap Value Fund invests. The descriptions of Cooke & Bieler in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cooke & Bieler is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(h) Artisan Partners Limited Partnership ("Artisan") serves as co-sub-adviser for the International Equity Fund of the Trust. The descriptions of Artisan in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Artisan is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(i) Matrix Asset Advisors, Inc. ("Matrix") serves as Sub-Adviser for the Growth and Income Fund and Large Company Core Fund of the Trust. The descriptions of Matrix in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Matrix is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(j) Phocas Financial Corporation ("Phocas") serves as Sub-Adviser for the Large Company Value Fund of the Trust. The descriptions of Phocas in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Phocas is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(k) Nelson Capital Management, LLC ("Nelson") serves as Sub-Adviser for the Social Sustainability Fund of the Trust. The descriptions of Nelson in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Nelson is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(l) Evergreen Investments serves as sub-adviser to the International Core Fund. The descriptions of Evergreen Investments in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Evergreen Investments is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(m) Cadence Capital Management ("Cadence") serves as sub-adviser to the Large Cap Appreciation Fund. The descriptions of Cadence in Parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cadence is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(n) Galliard Capital Management, Inc. ("Galliard"), an indirect, wholly-owned subsidiary of Wells Fargo & Company serves as sub-adviser to the Stable Income Fund. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(o) Peregrine Capital Management, Inc. ("Peregrine"), an indirect wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser to the Large Company Growth Fund. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(p) First International Advisors, LLC an indirect wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser to the International Bond Fund. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(q) Metropolitan West Capital Management, LLC ("MWCM") an indirect subsidiary of Wells Fargo & Company, serves as sub-adviser to the Intrinsic Value Fund and the Intrinsic World Equity Fund. The descriptions of MWCM in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of MWCM is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(r) Golden Capital Management, LLC ("Golden") an indirect wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser to the Small/Mid Cap Core Fund and the Large Cap Core Fund. The descriptions of Golden in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Golden is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(s) Crow Point Partners, LLC ("Crow Point") serves as sub-adviser to the Utility and Telecommunications Fund. The descriptions of Crow Point in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Crow Point is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Item 32. Principal Underwriter.

(a) Wells Fargo Funds Distributor, LLC, distributor for the Registrant, also acts as principal underwriter for Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Wells Fargo Master Trust, all of which are registered open-end management investment companies.

(b) The following table provides information for each director and officer of Wells Fargo Funds Distributor, LLC.

Name	Positions and Offices with Underwriter	Positions and Offices with Fund
Karla M. Rabusch Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Chairman of the Board	President
Cara Peck Wells Fargo Funds Distributor, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director, President and Secretary	None
A. Erdem Cimen Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director, Financial Operations Officer (FINOP)	None
Carol J. Lorts Wells Fargo Funds Distributor, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Chief Compliance Officer	Assistant Secretary
Samuel H. Hom Wells Fargo Funds Distributor, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer
Randy Henze Wells Fargo Funds Management, LLC 100 Heritage Reserve Menomonee Falls, WI 53051	Director	None

(c) Not applicable.

Item 33. Location of Accounts and Records.

(a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, CA 94105.

(b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, CA 94105.

(c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

(d) Global Index Advisors, Inc. maintains all Records relating to their services as sub-adviser at 29 North Park Square NE, Suite 201, Marietta, GA 30060.

(e) Wells Fargo Funds Distributor, LLC maintains all Records relating to its services as distributor at 525 Market Street, 12th Floor, San Francisco, CA 94105.

(f) Wells Fargo Bank, N.A. (formerly Wells Fargo Bank Minnesota, N.A.) maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, MN 55479-0040.

(g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, CA 94105.

(h) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 875 Third Avenue, 22nd Floor, New York, New York 10022.

(i) RCM Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

(j) LSV Asset Management maintains all Records relating to its services as investment sub-adviser at One North Wacker Drive, Suite 4000, Chicago, Illinois 60606.

(k) Cooke & Bieler, L.P. maintains all Records relating to its services as investment sub-adviser at 1700 Market Street, Philadelphia, PA 19103.

(l) Artisan Partners Limited Partnership maintains all Records relating to its services as investment sub-adviser at 875 East Wisconsin Avenue, Suite 800, Milwaukee, WI 53202.

(m) Matrix Asset Advisors, Inc. maintains all Records relating to its services as investment sub-adviser at 747 Third Avenue, 31st Floor, New York, New York 10017.

(n) Phocas Financial Corporation maintains all Records relating to its services as investment sub-adviser at 980 Atlantic Avenue, suite 106, Alameda, California 94501.

(o) Nelson Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at 1860 Embarcadero Road, Suite 140, Palo Alto California 94303.

(p) Evergreen Investments maintains all Records relating to its services as investment sub-adviser at 200 Berkeley Street, Boston, MA 02116.

(q) Cadence Capital Management maintains all Records relating to its services as investment sub-adviser at 265 Franklin Street, Boston, MA 02110.

(r) Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 1100, Minneapolis, MN 55479.

(s) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 1850, Minneapolis, MN 55402.

(t) First International Advisors, LLC maintains all Records relating to its services as investment sub-adviser at Centurion House, 24 Monument Street, London, ENGLAND, EC3M 3BD

(u) Metropolitan West Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at 610 Newport Center Drive, Suite 1000, Newport Beach, CA 92660.

(v) Golden Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at 5 Resource Square, Suite 150, 10715 David Taylor Drive, Charlotte, North Carolina 28262.

(w) Crow Point Partners, LLC maintains all Records relating to its services as investment sub-adviser at 10 The New Driftway, Scituate, Massachusetts 02066.

Item 34. Management Services.

Other than as set forth under the captions "Organization and Management of the Funds" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 28th day of April, 2010.

WELLS FARGO FUNDS TRUST

By: /s/ Carol J. Lorts
--------------------
Carol J. Lorts
Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 155 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

/s/ Peter G. Gordon Peter G. Gordon* Trustee	/s/ Isaiah Harris, Jr. Isaiah Harris, Jr.* Trustee	/s/ Judith M. Johnson Judith M. Johnson* Trustee
/s/ David F. Larcker David F. Larcker* Trustee	/s/ Olivia S. Mitchell Olivia S. Mitchell* Trustee	/s/ Timothy J. Penny Timothy J. Penny* Trustee
/s/ Donald C. Willeke Donald C. Willeke* Trustee	/s/ Karla M. Rabusch Karla M. Rabusch* President (Principal Executive Officer)	/s/ Kasey Phillips Kasey Phillips* Treasurer (Principal Financial Officer)

*By: /s/ Carol J. Lorts
Carol J. Lorts
As Attorney-in-Fact
April 28, 2010